United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

(b)           Not applicable.
Thrivent Aggressive Allocation Fund

Class A: TAAAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$45	0.92%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,675,226,012	1,013	23%	$9,904,858

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.1%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.7%
Thrivent Mid Cap Stock Fund, Class S	4.7%
Thrivent Core International Equity Fund	3.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Mid Cap Value Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Core Emerging Markets Equity Fund	2.0%
Microsoft Corporation	1.3%

Portfolio Composition (% of Net Assets)

Value	Value
Common Stock	41.0%
Registered Investment Companies	38.3%
Short-Term InvestmentsFootnote Reference*	15.6%
Mortgage-Backed Securities	2.4%
Private Equity Funds	1.9%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(1.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Fund

Class S: TAAIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.75%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,675,226,012	1,013	23%	$9,904,858

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.1%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.7%
Thrivent Mid Cap Stock Fund, Class S	4.7%
Thrivent Core International Equity Fund	3.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Mid Cap Value Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Core Emerging Markets Equity Fund	2.0%
Microsoft Corporation	1.3%

Portfolio Composition (% of Net Assets)

Value	Value
Common Stock	41.0%
Registered Investment Companies	38.3%
Short-Term InvestmentsFootnote Reference*	15.6%
Mortgage-Backed Securities	2.4%
Private Equity Funds	1.9%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(1.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Fund

Class A: AABFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$48	0.97%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$406,413,393	2,002	31%	$1,131,609

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.1%
Thrivent Core Emerging Markets Debt Fund	5.0%
Microsoft Corporation	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.1%
NVIDIA Corporation	1.0%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.9%
Amazon.com, Inc.	0.9%
Meta Platforms, Inc.	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	47.2%
Common Stock	29.6%
Registered Investments Companies	12.4%
Short-Term Investments	9.9%
Preferred Stock	0.9%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.6%
U.S. Affiliated Registered Investment Companies	12.1%
Financials	10.6%
Information Technology	8.7%
U.S. Government & Agencies	6.0%
Collateralized Mortgage Obligations	5.6%
Consumer Discretionary	5.1%
Industrials	4.0%
Asset-Backed Securities	3.8%
Health Care	3.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Fund

Class S: IBBFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.75%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$406,413,393	2,002	31%	$1,131,609

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.1%
Thrivent Core Emerging Markets Debt Fund	5.0%
Microsoft Corporation	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.1%
NVIDIA Corporation	1.0%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.9%
Amazon.com, Inc.	0.9%
Meta Platforms, Inc.	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	47.2%
Common Stock	29.6%
Registered Investments Companies	12.4%
Short-Term Investments	9.9%
Preferred Stock	0.9%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.6%
U.S. Affiliated Registered Investment Companies	12.1%
Financials	10.6%
Information Technology	8.7%
U.S. Government & Agencies	6.0%
Collateralized Mortgage Obligations	5.6%
Consumer Discretionary	5.1%
Industrials	4.0%
Asset-Backed Securities	3.8%
Health Care	3.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund

Class A: AALGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.95%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,014,302,407	1,070	30%	$5,723,657

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.9%
Microsoft Corporation	2.1%
Thrivent Core Small Cap Value Fund	1.8%
NVIDIA Corporation	1.7%
Amazon.com, Inc.	1.6%
Apple, Inc.	1.6%
Meta Platforms, Inc.	1.5%
Alphabet, Inc., Class C	1.3%
Visa, Inc.	0.8%
Novartis AG	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.4%
Registered Investments Companies	5.7%
Preferred Stock<	0.1%

Major Market Sectors (% of Net Assets)

Financials	14.7%
Information Technology	14.0%
Industrials	11.5%
Health Care	9.4%
Consumer Discretionary	8.8%
Communications Services	5.5%
U.S. Affiliated Registered Investment Companies	4.7%
Consumer Staples	3.8%
Materials	3.7%
Energy	3.1%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund

Class S: IILGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$32	0.64%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,014,302,407	1,070	30%	$5,723,657

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.9%
Microsoft Corporation	2.1%
Thrivent Core Small Cap Value Fund	1.8%
NVIDIA Corporation	1.7%
Amazon.com, Inc.	1.6%
Apple, Inc.	1.6%
Meta Platforms, Inc.	1.5%
Alphabet, Inc., Class C	1.3%
Visa, Inc.	0.8%
Novartis AG	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.4%
Registered Investments Companies	5.7%
Preferred Stock<	0.1%

Major Market Sectors (% of Net Assets)

Financials	14.7%
Information Technology	14.0%
Industrials	11.5%
Health Care	9.4%
Consumer Discretionary	8.8%
Communications Services	5.5%
U.S. Affiliated Registered Investment Companies	4.7%
Consumer Staples	3.8%
Materials	3.7%
Energy	3.1%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund

Class A: TBFAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$40	0.80%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$40,649,351	89	199%	$77,268

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	9.0%
U.S. Treasury Notes	9.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.3%
U.S. Treasury Notes	3.0%
Federal Home Loan Bank	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	2.0%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	37.0%
U.S. Government & Agencies	31.1%
Collateralized Mortgage Obligations	15.3%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	7.7%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	5.4
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	65.0
AAA	2.5
U.S. Gov't Guaranteed	27.1

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	88.6%
Short-Term Investments	11.4%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund

Class S: TBFIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$26	0.51%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$40,649,351	89	199%	$77,268

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	9.0%
U.S. Treasury Notes	9.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.3%
U.S. Treasury Notes	3.0%
Federal Home Loan Bank	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	2.0%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	37.0%
U.S. Government & Agencies	31.1%
Collateralized Mortgage Obligations	15.3%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	7.7%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	5.4
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	65.0
AAA	2.5
U.S. Gov't Guaranteed	27.1

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	88.6%
Short-Term Investments	11.4%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Income Municipal Bond Fund

Class S: THMBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent High Income Municipal Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$29	0.60%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$48,512,942	210	22%	$118,328

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Education	25.4%
Health Care	17.6%
Tax Revenue	16.4%
Transportation	13.9%
Industrial Development Revenue	7.6%
Housing Finance	5.5%
Water & Sewer	4.3%
Other Revenue	4.2%
General Obligation	2.4%
Electric Revenue	0.7%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	30.9
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.1
BA	13.4
BAA	30.4
A	9.2
AA	13.3
AAA	1.8
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Florida	9.3%
Wisconsin	9.2%
New York	7.8%
Texas	5.9%
Colorado	5.3%
California	4.8%
Ohio	4.7%
Minnesota	4.6%
Utah	3.4%
Arizona	3.1%
Other States	39.9%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P").  Investments in derivatives and short term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund

Class A: LBHYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$41	0.81%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$619,594,481	604	16%	$1,216,078

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
GFL Environmental, Inc.	0.6%
Tenet Healthcare Corporation	0.6%
Viking Cruises, Ltd.	0.5%
Drawbridge Special Opportunities Fund, LP	0.5%
Clean Harbors, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.4%

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.3%
Financials	13.4%
Communications Services	12.9%
Consumer Non-Cyclical	12.0%
Capital Goods	11.0%
Energy	10.9%
Technology	6.6%
Basic Materials	5.8%
Utilities	3.4%
Transportation	1.9%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.7
CAA	9.6
B	47.9
BA	39.0
BAA	2.4
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	94.2%
Short-Term Investments	3.2%
Bank Loans	2.4%
Preferred Stock	0.2%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund

Class S: LBHIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$27	0.53%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$619,594,481	604	16%	$1,216,078

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
GFL Environmental, Inc.	0.6%
Tenet Healthcare Corporation	0.6%
Viking Cruises, Ltd.	0.5%
Drawbridge Special Opportunities Fund, LP	0.5%
Clean Harbors, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.4%

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.3%
Financials	13.4%
Communications Services	12.9%
Consumer Non-Cyclical	12.0%
Capital Goods	11.0%
Energy	10.9%
Technology	6.6%
Basic Materials	5.8%
Utilities	3.4%
Transportation	1.9%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.7
CAA	9.6
B	47.9
BA	39.0
BAA	2.4
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	94.2%
Short-Term Investments	3.2%
Bank Loans	2.4%
Preferred Stock	0.2%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund

Class A: LUBIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$38	0.75%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,184,137,053	585	43%	$1,927,506

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds	1.4%
U.S. Treasury Bonds	1.3%
U.S. Treasury Notes	1.1%
U.S. Treasury Notes	0.7%
U.S. Treasury Bonds	0.7%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.5%

Major Market Sectors (% of Net Assets)

Financials	35.9%
Consumer Non-Cyclical	10.0%
Utilities	8.2%
Technology	7.3%
Communications Services	6.8%
Consumer Cyclical	6.8%
U.S. Government & Agencies	6.4%
Energy	5.9%
Capital Goods	5.0%
Transportation	2.2%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	1.3
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.2
BA	7.4
BAA	55.3
A	24.1
AA	3.7
AAA	1.1
U.S. Gov't Guaranteed	6.5

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.5%
Short-Term Investments	1.1%
Preferred Stock	0.4%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund

Class S: LBIIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$24	0.47%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,184,137,053	585	43%	$1,927,506

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds	1.4%
U.S. Treasury Bonds	1.3%
U.S. Treasury Notes	1.1%
U.S. Treasury Notes	0.7%
U.S. Treasury Bonds	0.7%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.5%

Major Market Sectors (% of Net Assets)

Financials	35.9%
Consumer Non-Cyclical	10.0%
Utilities	8.2%
Technology	7.3%
Communications Services	6.8%
Consumer Cyclical	6.8%
U.S. Government & Agencies	6.4%
Energy	5.9%
Capital Goods	5.0%
Transportation	2.2%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	1.3
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.2
BA	7.4
BAA	55.3
A	24.1
AA	3.7
AAA	1.1
U.S. Gov't Guaranteed	6.5

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.5%
Short-Term Investments	1.1%
Preferred Stock	0.4%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Fund

Class A: TWAAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$60	1.17%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$824,763,257	860	37%	$2,577,761

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	2.1%
Shell plc	2.1%
Roche Holding AG, Participation Certificates	2.0%
Allianz SE	1.7%
Koninklijke Ahold Delhaize NV	1.4%
SAP SE	1.4%
RELX plc	1.4%
Deutsche Boerse AG	1.3%
Tesco plc	1.3%
Givaudan SA	1.2%

Major Market Sectors (% of Net Assets)

Financials	20.2%
Industrials	15.9%
Consumer Discretionary	9.6%
Health Care	9.3%
Information Technology	8.5%
Materials	6.7%
Consumer Staples	6.3%
Communications Services	5.1%
Energy	3.1%
Utilities	2.6%

Country Weightings (% of Net Assets)

Japan	18.5%
United Kingdom	11.8%
Switzerland	9.2%
Germany	7.7%
France	7.6%
Australia	5.7%
Netherlands	4.0%
Sweden	3.0%
Italy	2.8%
Spain	1.8%
Other Countries	16.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.5%
Short-Term Investments	10.3%
Preferred Stock	0.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Fund

Class S: TWAIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$41	0.81%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$824,763,257	860	37%	$2,577,761

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	2.1%
Shell plc	2.1%
Roche Holding AG, Participation Certificates	2.0%
Allianz SE	1.7%
Koninklijke Ahold Delhaize NV	1.4%
SAP SE	1.4%
RELX plc	1.4%
Deutsche Boerse AG	1.3%
Tesco plc	1.3%
Givaudan SA	1.2%

Major Market Sectors (% of Net Assets)

Financials	20.2%
Industrials	15.9%
Consumer Discretionary	9.6%
Health Care	9.3%
Information Technology	8.5%
Materials	6.7%
Consumer Staples	6.3%
Communications Services	5.1%
Energy	3.1%
Utilities	2.6%

Country Weightings (% of Net Assets)

Japan	18.5%
United Kingdom	11.8%
Switzerland	9.2%
Germany	7.7%
France	7.6%
Australia	5.7%
Netherlands	4.0%
Sweden	3.0%
Italy	2.8%
Spain	1.8%
Other Countries	16.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.5%
Short-Term Investments	10.3%
Preferred Stock	0.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund

Class A: AAAGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$48	1.00%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,216,719,876	40	23%	$10,367,738

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	8.9%
Amazon.com, Inc.	8.6%
Microsoft Corporation	8.5%
Apple, Inc.	8.3%
Meta Platforms, Inc.	6.7%
Alphabet, Inc., Class C	5.3%
Visa, Inc.	4.4%
Broadcom, Inc.	3.3%
Tesla, Inc.	3.2%
Eli Lilly & Company	2.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Information Technology	40.2%
Consumer Discretionary	17.8%
Communications Services	13.3%
Health Care	9.3%
Financials	7.6%
Industrials	6.1%
Consumer Staples	1.7%
Real Estate	0.8%
Energy	0.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund

Class S: THLCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$36	0.75%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,216,719,876	40	23%	$10,367,738

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	8.9%
Amazon.com, Inc.	8.6%
Microsoft Corporation	8.5%
Apple, Inc.	8.3%
Meta Platforms, Inc.	6.7%
Alphabet, Inc., Class C	5.3%
Visa, Inc.	4.4%
Broadcom, Inc.	3.3%
Tesla, Inc.	3.2%
Eli Lilly & Company	2.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Information Technology	40.2%
Consumer Discretionary	17.8%
Communications Services	13.3%
Health Care	9.3%
Financials	7.6%
Industrials	6.1%
Consumer Staples	1.7%
Real Estate	0.8%
Energy	0.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund

Class A: AAUTX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$41	0.84%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,489,291,363	86	13%	$5,716,575

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.3%
Microsoft Corporation	2.8%
Exxon Mobil Corporation	2.7%
Bank of America Corporation	2.4%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.2%
Entergy Corporation	2.1%
Verizon Communications, Inc.	2.1%
JPMorgan Chase & Company	2.0%
Charles Schwab Corporation	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Short-Term Investments	2.2%

Major Market Sectors (% of Net Assets)

Financials	20.6%
Health Care	13.9%
Industrials	11.8%
Information Technology	11.8%
Energy	7.9%
Utilities	7.0%
Communications Services	6.6%
Consumer Discretionary	6.1%
Consumer Staples	4.4%
Materials	4.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund

Class S: TLVIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.57%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,489,291,363	86	13%	$5,716,575

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.3%
Microsoft Corporation	2.8%
Exxon Mobil Corporation	2.7%
Bank of America Corporation	2.4%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.2%
Entergy Corporation	2.1%
Verizon Communications, Inc.	2.1%
JPMorgan Chase & Company	2.0%
Charles Schwab Corporation	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Short-Term Investments	2.2%

Major Market Sectors (% of Net Assets)

Financials	20.6%
Health Care	13.9%
Industrials	11.8%
Information Technology	11.8%
Energy	7.9%
Utilities	7.0%
Communications Services	6.6%
Consumer Discretionary	6.1%
Consumer Staples	4.4%
Materials	4.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Fund

Class A: LBLAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$29	0.58%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,164,558,228	568	36%	$1,780,484

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	2.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
U.S. Treasury Notes	0.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.5%
Pagaya AI Debt Grantor Trust	0.5%
CarVal CLO III, Ltd.	0.5%

Major Market Sectors (% of Net Assets)

Financials	34.4%
Asset-Backed Securities	14.7%
Collateralized Mortgage Obligations	11.0%
Consumer Non-Cyclical	6.4%
Consumer Cyclical	6.0%
Utilities	4.2%
Energy	4.0%
Technology	3.6%
U.S. Government & Agencies	3.4%
Commercial Mortgage-Backed Securities	3.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.3
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.1
BA	5.2
BAA	40.0
A	18.9
AA	8.4
AAA	11.3
U.S. Gov't Guaranteed	3.5

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.6%
Short-Term Investments	2.3%
Preferred Stock	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Fund

Class S: THLIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$22	0.44%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,164,558,228	568	36%	$1,780,484

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	2.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
U.S. Treasury Notes	0.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.5%
Pagaya AI Debt Grantor Trust	0.5%
CarVal CLO III, Ltd.	0.5%

Major Market Sectors (% of Net Assets)

Financials	34.4%
Asset-Backed Securities	14.7%
Collateralized Mortgage Obligations	11.0%
Consumer Non-Cyclical	6.4%
Consumer Cyclical	6.0%
Utilities	4.2%
Energy	4.0%
Technology	3.6%
U.S. Government & Agencies	3.4%
Commercial Mortgage-Backed Securities	3.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.3
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.1
BA	5.2
BAA	40.0
A	18.9
AA	8.4
AAA	11.3
U.S. Gov't Guaranteed	3.5

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.6%
Short-Term Investments	2.3%
Preferred Stock	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Fund

Class S: TMCGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$43	0.90%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$31,074,145	83	23%	$127,508

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.6%
Tradeweb Markets, Inc.	2.5%
DoorDash, Inc.	2.2%
ExlService Holdings, Inc.	1.9%
Waste Connections, Inc.	1.9%
HubSpot, Inc.	1.8%
Amphenol Corporation	1.7%
Guidewire Software, Inc.	1.7%
CrowdStrike Holdings, Inc.	1.6%
Ross Stores, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Registered Investments Companies	1.8%
Short-Term Investments	1.7%

Major Market Sectors (% of Net Assets)

Information Technology	24.9%
Industrials	19.8%
Consumer Discretionary	14.0%
Health Care	14.0%
Financials	11.8%
Communications Services	2.9%
Real Estate	2.2%
Materials	2.1%
Energy	2.0%
U.S. Unaffiliated Registered Investment Companies	1.9%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund

Class A: AASCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$46	0.96%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,387,983,925	56	23%	$11,369,492

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.4%
DocuSign, Inc.	3.3%
Trimble, Inc.	3.0%
Expand Energy Corporation	2.9%
SBA Communications Corporation	2.8%
Arch Capital Group, Ltd.	2.7%
Garmin, Ltd.	2.4%
Waters Corporation	2.4%
Howmet Aerospace, Inc.	2.3%
Casey's General Stores, Inc.	2.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Industrials	21.3%
Financials	16.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	9.1%
Real Estate	5.6%
Utilities	5.5%
Materials	5.4%
Consumer Staples	5.4%
Energy	4.6%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund

Class S: TMSIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$36	0.74%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,387,983,925	56	23%	$11,369,492

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.4%
DocuSign, Inc.	3.3%
Trimble, Inc.	3.0%
Expand Energy Corporation	2.9%
SBA Communications Corporation	2.8%
Arch Capital Group, Ltd.	2.7%
Garmin, Ltd.	2.4%
Waters Corporation	2.4%
Howmet Aerospace, Inc.	2.3%
Casey's General Stores, Inc.	2.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Industrials	21.3%
Financials	16.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	9.1%
Real Estate	5.6%
Utilities	5.5%
Materials	5.4%
Consumer Staples	5.4%
Energy	4.6%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Fund

Class S: TMCVX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$43	0.90%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$25,236,090	80	29%	$110,009

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.5%
D.R. Horton, Inc.	2.4%
M&T Bank Corporation	2.3%
Flowserve Corporation	2.2%
Devon Energy Corporation	2.1%
Labcorp Holdings, Inc.	2.0%
Sysco Corporation	2.0%
Coterra Energy, Inc.	1.9%
Evergy, Inc.	1.9%
Jack Henry & Associates, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.9%
Short-Term Investments	3.1%

Major Market Sectors (% of Net Assets)

Financials	19.5%
Industrials	16.7%
Health Care	9.7%
Utilities	9.5%
Consumer Discretionary	8.2%
Information Technology	7.2%
Energy	6.7%
Materials	6.2%
Real Estate	6.2%
Consumer Staples	4.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund

Class A: THMAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$38	0.77%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,702,438,330	2,264	24%	$11,674,126

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.3%
Thrivent Large Cap Value Fund, Class S	9.4%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Mid Cap Stock Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.5%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Short-Term Bond Fund, Class S	2.0%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.2%
Thrivent High Yield Fund, Class S	1.2%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	43.1%
Common Stock	22.3%
Short-Term InvestmentsFootnote Reference*	14.6%
Corporate Bonds	12.3%
Mortgage-Backed Securities	6.3%
Private Equity Funds	1.5%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund

Class S: TMAIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$27	0.54%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,702,438,330	2,264	24%	$11,674,126

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.3%
Thrivent Large Cap Value Fund, Class S	9.4%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Mid Cap Stock Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.5%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Short-Term Bond Fund, Class S	2.0%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.2%
Thrivent High Yield Fund, Class S	1.2%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	43.1%
Common Stock	22.3%
Short-Term InvestmentsFootnote Reference*	14.6%
Corporate Bonds	12.3%
Mortgage-Backed Securities	6.3%
Private Equity Funds	1.5%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund

Class A: TMAAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$39	0.79%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,630,824,311	2,241	18%	$15,738,446

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.8%
Thrivent Mid Cap Stock Fund, Class S	5.5%
Thrivent Global Stock Fund, Class S	4.9%
Thrivent Core International Equity Fund	3.2%
Thrivent Core Emerging Markets Equity Fund	1.6%
Thrivent Income Fund, Class S	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.3%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	49.4%
Common Stock	25.8%
Short-Term InvestmentsFootnote Reference*	15.0%
Corporate Bonds	5.6%
Mortgage-Backed Securities	2.9%
Private Equity Funds	1.4%
Collateralized Mortgage Obligations	0.4%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund

Class S: TMAFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.57%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,630,824,311	2,241	18%	$15,738,446

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.8%
Thrivent Mid Cap Stock Fund, Class S	5.5%
Thrivent Global Stock Fund, Class S	4.9%
Thrivent Core International Equity Fund	3.2%
Thrivent Core Emerging Markets Equity Fund	1.6%
Thrivent Income Fund, Class S	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.3%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	49.4%
Common Stock	25.8%
Short-Term InvestmentsFootnote Reference*	15.0%
Corporate Bonds	5.6%
Mortgage-Backed Securities	2.9%
Private Equity Funds	1.4%
Collateralized Mortgage Obligations	0.4%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund

Class A: TCAAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$40	0.81%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,096,025,116	2,179	24%	$3,234,657

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.0%
Thrivent Large Cap Growth Fund, Class S	6.2%
Thrivent Income Fund, Class S	6.0%
Thrivent Short-Term Bond Fund, Class S	3.5%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.6%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	39.8%
Corporate Bonds	21.2%
Short-Term InvestmentsFootnote Reference*	16.0%
Mortgage-Backed Securities	10.8%
Common Stock	10.0%
Collateralized Mortgage Obligations	1.6%
Private Equity Funds	1.0%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund

Class S: TCAIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.57%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,096,025,116	2,179	24%	$3,234,657

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.0%
Thrivent Large Cap Growth Fund, Class S	6.2%
Thrivent Income Fund, Class S	6.0%
Thrivent Short-Term Bond Fund, Class S	3.5%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.6%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	39.8%
Corporate Bonds	21.2%
Short-Term InvestmentsFootnote Reference*	16.0%
Mortgage-Backed Securities	10.8%
Common Stock	10.0%
Collateralized Mortgage Obligations	1.6%
Private Equity Funds	1.0%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund

Class A: AMMXX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$16	0.32%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,137,334,067	195	$3,324,180

What did the Fund invest in?

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.3%
U.S. Treasury Debt	23.4%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	14.1%
U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash	8.7%
Investment Company	4.5%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund

Class S: AALXX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$17	0.33%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,137,334,067	195	$3,324,180

What did the Fund invest in?

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.3%
U.S. Treasury Debt	23.4%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	14.1%
U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash	8.7%
Investment Company	4.5%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund

Class A: AAMBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$38	0.77%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,161,488,172	520	12%	$2,440,609

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Transportation	27.4%
Health Care	21.7%
Education	18.0%
Water & Sewer	6.5%
General Obligation	5.6%
Tax Revenue	5.1%
Other Revenue	4.7%
Industrial Development Revenue	3.0%
Electric Revenue	2.8%
Housing Finance	2.7%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.3
BAA	20.7
A	22.7
AA	43.8
AAA	5.9
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Texas	12.8%
New York	8.6%
Florida	5.8%
California	5.6%
Illinois	4.4%
Colorado	4.1%
Pennsylvania	4.0%
Minnesota	3.7%
Ohio	3.7%
Michigan	3.4%
Other States	42.6%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P").  Investments in derivatives and short term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund

Class S: TMBIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$25	0.51%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,161,488,172	520	12%	$2,440,609

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Transportation	27.4%
Health Care	21.7%
Education	18.0%
Water & Sewer	6.5%
General Obligation	5.6%
Tax Revenue	5.1%
Other Revenue	4.7%
Industrial Development Revenue	3.0%
Electric Revenue	2.8%
Housing Finance	2.7%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.3
BAA	20.7
A	22.7
AA	43.8
AAA	5.9
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Texas	12.8%
New York	8.6%
Florida	5.8%
California	5.6%
Illinois	4.4%
Colorado	4.1%
Pennsylvania	4.0%
Minnesota	3.7%
Ohio	3.7%
Michigan	3.4%
Other States	42.6%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P").  Investments in derivatives and short term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Fund

Class A: AAINX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$44	0.88%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$867,367,061	1,758	54%	$1,862,882

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.2%
U.S. Treasury Notes	2.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
iShares Broad USD High Yield Corporate Bond ETF	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.6%

Major Market Sectors (% of Net Assets)

Financials	13.0%
Mortgage-Backed Securities	12.1%
Collateralized Mortgage Obligations	10.2%
Asset-Backed Securities	10.0%
U.S. Affiliated Registered Investment Companies	9.2%
U.S. Government & Agencies	6.4%
Consumer Cyclical	5.0%
Consumer Non-Cyclical	4.8%
U.S. Unaffiliated Registered Investment Companies	4.5%
Energy	3.9%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	4.6
Non-Rated	15.2
D	0.0
C	0.0
CA	0.2
CAA	2.0
B	11.4
BA	13.3
BAA	17.4
A	9.7
AA	16.6
AAA	2.6
U.S. Gov't Guaranteed	6.7

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	79.9%
Registered Investments Companies	13.4%
Short-Term Investments	5.5%
Preferred Stock	1.2%
Common Stock<	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Fund

Class S: IIINX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$32	0.63%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$867,367,061	1,758	54%	$1,862,882

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.2%
U.S. Treasury Notes	2.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
iShares Broad USD High Yield Corporate Bond ETF	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.6%

Major Market Sectors (% of Net Assets)

Financials	13.0%
Mortgage-Backed Securities	12.1%
Collateralized Mortgage Obligations	10.2%
Asset-Backed Securities	10.0%
U.S. Affiliated Registered Investment Companies	9.2%
U.S. Government & Agencies	6.4%
Consumer Cyclical	5.0%
Consumer Non-Cyclical	4.8%
U.S. Unaffiliated Registered Investment Companies	4.5%
Energy	3.9%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	4.6
Non-Rated	15.2
D	0.0
C	0.0
CA	0.2
CAA	2.0
B	11.4
BA	13.3
BAA	17.4
A	9.7
AA	16.6
AAA	2.6
U.S. Gov't Guaranteed	6.7

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	79.9%
Registered Investments Companies	13.4%
Short-Term Investments	5.5%
Preferred Stock	1.2%
Common Stock<	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Fund

Class S: TSCGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$45	0.95%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$177,091,992	77	52%	$873,535

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Encompass Health Corporation	2.8%
CyberArk Software, Ltd.	2.7%
J & J Snack Foods Corporation	2.5%
Triumph Financial, Inc.	2.4%
Globus Medical, Inc.	2.2%
WNS Holdings, Ltd.	2.1%
Guidewire Software, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Inspire Medical Systems, Inc.	1.8%
Federal Signal Corporation	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Registered Investments Companies	2.1%
Short-Term Investments	1.4%

Major Market Sectors (% of Net Assets)

Industrials	24.1%
Health Care	22.1%
Information Technology	18.8%
Consumer Discretionary	10.7%
Financials	8.8%
Consumer Staples	5.5%
Real Estate	3.0%
U.S. Unaffiliated Registered Investment Companies	2.1%
Materials	1.3%
Communications Services	1.0%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund

Class A: AASMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	1.00%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,739,467,992	91	31%	$9,624,135

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

RLI Corporation	2.2%
National Storage Affiliates Trust	1.9%
Pegasystems, Inc.	1.9%
Penumbra, Inc.	1.9%
Badger Infrastructure Solutions, Ltd.	1.7%
Barrett Business Services, Inc.	1.6%
TTM Technologies, Inc.	1.6%
WNS Holdings, Ltd.	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
Dayforce, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Industrials	24.4%
Financials	16.8%
Health Care	13.4%
Information Technology	10.9%
Consumer Discretionary	10.8%
Materials	5.3%
Consumer Staples	4.9%
Real Estate	4.8%
Energy	3.4%
Utilities	2.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund

Class S: TSCSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$36	0.78%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,739,467,992	91	31%	$9,624,135

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

RLI Corporation	2.2%
National Storage Affiliates Trust	1.9%
Pegasystems, Inc.	1.9%
Penumbra, Inc.	1.9%
Badger Infrastructure Solutions, Ltd.	1.7%
Barrett Business Services, Inc.	1.6%
TTM Technologies, Inc.	1.6%
WNS Holdings, Ltd.	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
Dayforce, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Industrials	24.4%
Financials	16.8%
Health Care	13.4%
Information Technology	10.9%
Consumer Discretionary	10.8%
Materials	5.3%
Consumer Staples	4.9%
Real Estate	4.8%
Energy	3.4%
Utilities	2.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
April 30, 2025
Thrivent Mutual Funds

Table of Contents
Schedule of Investments
Thrivent Aggressive Allocation Fund 2
Thrivent Dynamic Allocation Fund 17
Thrivent Global Stock Fund 54
Thrivent Government Bond Fund 68
Thrivent High Income Municipal Bond Fund 73
Thrivent High Yield Fund 83
Thrivent Income Fund 97
Thrivent International Equity Fund 110
Thrivent Large Cap Growth Fund 123
Thrivent Large Cap Value Fund 125
Thrivent Mid Cap Growth Fund 128
Thrivent Mid Cap Stock Fund 132
Thrivent Mid Cap Value Fund 135
Thrivent Moderate Allocation Fund 138
Thrivent Moderately Aggressive Allocation Fund 175
Thrivent Moderately Conservative Allocation Fund 212
Thrivent Money Market Fund 248
Thrivent Multisector Bond Fund 252
Thrivent Municipal Bond Fund 285
Thrivent Short-Term Bond Fund 301
Thrivent Small Cap Growth Fund 313
Thrivent Small Cap Stock Fund 316
Statement of Assets and Liabilities 320
Statement of Operations 326
Statement of Changes in Net Assets 332
Notes to Financial Statements 340
Financial Highlights 360
Change in and Disagreement with Accountants (Item 8)
378
Proxy Disclosures (Item 9) 379
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 380
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 381

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 41.0% Value
Communications Services  2.5%
27,981 Alphabet, Inc., Class A $ 4,443,383
105,157 Alphabet, Inc., Class C 16,918,710
10,983 AMC Networks, Inc.
a
70,291
43,227 AT&T, Inc. 1,197,388
4,016 Bandwidth, Inc.
a
49,879
72,542 Cargurus, Inc.
a
2,028,274
704 Charter Communications, Inc.
a
275,870
27,482 Cogent Communications Holdings 1,493,647
96,004 Comcast Corporation 3,283,337
26,296 E.W. Scripps Company
a
52,855
338 Electronic Arts, Inc. 49,040
2,171 Entravision Communications
Corporation 3,973
1,410 Fox Corporation, Class B 65,198
9,348 iHeartMedia, Inc.
a
9,628
7,269 Iridium Communications, Inc. 175,401
1,892 John Wiley and Sons, Inc. 82,567
3,217 Liberty Global, Ltd., Class A
a
35,226
6,359 Liberty Latin America, Ltd., Class
A
a
34,466
791 Liberty Media Corporation-Liberty
Live Group
a
56,564
12,701 Lumen Technologies, Inc.
a
44,962
7,688 Magnite, Inc.
a
91,410
40,224 Meta Platforms, Inc. 22,082,976
757 Netflix, Inc.
a
856,712
6,617 New York Times Company 344,481
3,131 News Corporation, Class A 84,913
1,098 Omnicom Group, Inc. 83,624
47,291 Pinterest, Inc.
a
1,197,408
978 Sinclair, Inc. 14,083
11,474 Sirius XM Holdings, Inc.
b
245,773
3,899 Spotify Technology SA
a
2,393,908
1,193 TechTarget, Inc.
a
9,508
4,331 Telephone and Data Systems, Inc. 162,369
1,792 TKO Group Holdings, Inc. 291,935
16,720 Trade Desk, Inc.
a
896,694
1,532 Trump Media & Technology Group
Corporation
a,b
37,595
135,991 Verizon Communications, Inc. 5,991,764
5,813 Walt Disney Company 528,692
172,836 Warner Brothers Discovery, Inc.
a
1,498,488
Total 67,182,992
Consumer Discretionary  4.3%
5,027 Adient plc
a
63,592
31,212 Advance Auto Parts, Inc. 1,021,257
126,781 Amazon.com, Inc.
a
23,380,952
15,510 American Axle & Manufacturing
Holdings, Inc.
a
59,248
5,245 American Eagle Outfitters, Inc. 55,230
28,164 Aptiv plc
a
1,607,038
2,135 Autoliv, Inc. 199,046
37 AutoZone, Inc.
a
139,216
10,081 Bath & Body Works, Inc. 307,571
27,902 Best Buy Company, Inc. 1,860,784
488 Booking Holdings, Inc. 2,488,449
14,868 Boot Barn Holdings, Inc.
a
1,551,327
7,166 BorgWarner, Inc. 203,371
1,458 Bright Horizons Family Solutions,
Inc.
a
182,862
11,810 Build-A-Bear Workshop, Inc. 416,657
291 CarMax, Inc.
a
18,819
709 Carvana Company
a
173,244
160 Cavco Industries, Inc.
a
79,016
Shares Common Stock  41.0% Value
Consumer Discretionary  4.3% - continued
49,096 Champion Homes, Inc.
a
$ 4,246,804
5,256 Chewy, Inc.
a
197,100
29,245 Chipotle Mexican Grill, Inc.
a
1,477,457
12,894 Columbia Sportswear Company 801,620
4,195 Coursera, Inc.
a
35,322
9,652 Crocs, Inc.
a
930,646
24,480 D.R. Horton, Inc. 3,092,803
10,185 Dana, Inc. 139,942
469 Darden Restaurants, Inc. 94,100
20,933 Deckers Outdoor Corporation
a
2,320,004
27,579 DoorDash, Inc.
a
5,319,713
765 Dorman Products, Inc.
a
86,675
4,070 eBay, Inc. 277,411
1,406 Etsy, Inc.
a
61,133
13,157 Expedia Group, Inc. 2,064,728
1,012 Five Below, Inc.
a
76,801
3,797 Fox Factory Holding Corporation
a
77,117
415 Frontdoor, Inc.
a
17,061
1,243 GameStop Corporation
a
34,630
10,555 Gap, Inc. 231,155
9,499 Garmin, Ltd. 1,775,078
17,224 Gentex Corporation 375,139
4,916 GigaCloud Technology, Inc.
a
61,647
4,332 Goodyear Tire & Rubber
Company
a
47,132
5,109 Grand Canyon Education, Inc.
a
911,292
2,416 Group 1 Automotive, Inc. 975,170
7,695 Hanesbrands, Inc.
a
35,320
7,132 Hasbro, Inc. 441,471
15,148 Hilton Worldwide Holdings, Inc. 3,415,571
16,280 Home Depot, Inc. 5,868,777
9,012 Installed Building Products, Inc. 1,494,460
36,187 La-Z-Boy, Inc. 1,429,387
755 Lear Corporation 64,741
5,013 LKQ Corporation 191,547
14,096 Lowe's Companies, Inc. 3,151,302
9,143 Lululemon Athletica, Inc.
a
2,475,650
25,665 Modine Manufacturing Company
a
2,095,291
2,513 Mohawk Industries, Inc.
a
267,258
590 Motorcar Parts of America, Inc.
a
5,257
1,763 Murphy USA, Inc. 878,979
315 NVR, Inc.
a
2,244,611
1,840 O'Reilly Automotive, Inc.
a
2,603,968
519 Planet Fitness, Inc.
a
49,092
3,967 Pool Corporation 1,162,886
61,203 QVC Group, Inc. 9,180
398 Ralph Lauren Corporation 89,530
2,439 Revolve Group, Inc.
a
48,487
17,272 Ross Stores, Inc. 2,400,808
4,186 Service Corporation International/
US 334,461
37,154 SharkNinja, Inc.
a
2,990,897
33,704 Six Flags Entertainment
Corporation 1,159,755
25,474 Skechers USA, Inc.
a
1,223,261
106,704 Sony Group Corporation ADR
b
2,774,304
2,222 Stitch Fix, Inc.
a
7,266
7,413 Stoneridge, Inc.
a
28,614
900 Strategic Education, Inc. 73,422
2,650 Tapestry, Inc. 187,223
28,780 Tesla, Inc.
a
8,120,565
4,741 Texas Roadhouse, Inc. 786,816
65 TopBuild Corporation
a
19,224
3,033 Travel + Leisure Company 133,240
450 Ulta Beauty, Inc.
a
178,038

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.0% Value
Consumer Discretionary  4.3% - continued
2,001 Valvoline, Inc.
a
$ 68,554
7,710 VF Corporation 91,595
1,048 Visteon Corporation
a
82,991
5,287 Wingstop, Inc. 1,395,186
69,976 Wyndham Hotels & Resorts, Inc. 5,968,953
281 Yum! Brands, Inc. 42,274
Total 115,625,571
Consumer Staples  1.5%
6,225 Albertson's Companies, Inc. 136,825
1,500 Archer-Daniels-Midland Company 71,625
1,130 BellRing Brands, Inc.
a
87,168
21,719 BJ's Wholesale Club Holdings,
Inc.
a
2,553,286
445 Bunge Global SA 35,030
7,447 Casey's General Stores, Inc. 3,444,908
861 Celsius Holdings, Inc.
a
30,101
527 Church & Dwight Company, Inc. 52,352
7,992 Colgate-Palmolive Company 736,782
33,174 Conagra Brands, Inc. 819,730
558 Costco Wholesale Corporation 554,931
276,656 Coty, Inc.
a
1,397,113
4,410 Dole plc 66,988
6,859 Hershey Company 1,146,756
26,026 J & J Snack Foods Corporation 3,372,709
20,926 J.M. Smucker Company 2,433,066
26,105 John B. Sanfilippo & Son, Inc. 1,729,978
151,972 Kenvue, Inc. 3,586,539
2,389 Keurig Dr Pepper, Inc. 82,636
962 Kimberly-Clark Corporation 126,772
1,297 Kraft Heinz Company 37,743
8,667 Lancaster Colony Corporation 1,410,814
1,115 Maplebear, Inc.
a
44,477
5,172 McCormick & Company, Inc. 396,486
10,741 Philip Morris International, Inc. 1,840,578
13,739 Procter & Gamble Company 2,233,549
61,874 Sysco Corporation 4,417,804
17,384 Turning Point Brands, Inc. 1,067,030
1,684 Tyson Foods, Inc. 103,128
2,209 US Foods Holding Corporation
a
145,043
41,465 Vita Coco Company, Inc.
a
1,370,418
38,443 Walmart, Inc. 3,738,582
Total 39,270,947
Energy  1.6%
22,283 Antero Midstream Corporation 368,784
11,861 Antero Resources Corporation
a
413,119
4,251 APA Corporation 66,061
27,226 Archrock, Inc. 640,628
34,067 Baker Hughes Company 1,205,972
13,255 Berry Corporation 32,872
2,307 Cactus, Inc. 87,528
530 Cheniere Energy, Inc. 122,488
6,338 Civitas Resources, Inc. 172,710
48,546 ConocoPhillips 4,326,420
883 Coterra Energy, Inc. 21,686
5,177 Crescent Energy Company 42,866
112,609 Devon Energy Corporation 3,424,440
1,088 DT Midstream, Inc. 105,754
126,287 Enterprise Products Partners, LP 3,775,981
15,350 EOG Resources, Inc. 1,693,565
409 EQT Corporation 20,221
29,573 Expand Energy Corporation 3,072,635
72,432 Exxon Mobil Corporation 7,650,992
Shares Common Stock  41.0% Value
Energy  1.6% - continued
3,628 Gulfport Energy Corporation
a
$ 625,830
75,810 Halliburton Company 1,502,554
6,877 Hess Midstream, LP 255,618
26,570 Kinder Morgan, Inc. 698,791
2,297 Kodiak Gas Services, Inc. 78,121
28,909 Kosmos Energy, Ltd.
a
44,520
12,804 Marathon Petroleum Corporation 1,759,398
40,789 Matador Resources Company 1,612,797
513 Natural Gas Services Group, Inc.
a
9,219
40,106 Noble Corporation plc 871,904
5,441 Oceaneering International, Inc.
a
96,578
3,641 Oil States International, Inc.
a
12,780
10,268 Ovintiv, Inc. 344,799
2,313 Par Pacific Holdings, Inc.
a
33,122
79 Phillips 66 8,221
367 Ranger Energy Services, Inc. 4,070
9,184 Schlumberger NV 305,368
23,525 Shell plc ADR 1,516,892
11,163 Sitio Royalties Corporation 189,324
3,138 Talos Energy, Inc.
a
21,589
178 Targa Resources Corporation 30,420
101,742 TechnipFMC plc 2,866,072
7,266 Vital Energy, Inc.
a
103,032
111 Weatherford International plc 4,595
14,240 Williams Companies, Inc. 834,037
Total 41,074,373
Financials  6.5%
912 1st Source Corporation 54,674
562 Affiliated Managers Group, Inc. 93,084
3,744 Affirm Holdings, Inc.
a
186,301
12,544 Allstate Corporation 2,488,604
69,911 Ally Financial, Inc. 2,283,293
10,688 Amalgamated Financial
Corporation 300,974
6,594 American Express Company 1,756,708
32,597 American International Group, Inc. 2,657,307
6,056 Ameriprise Financial, Inc. 2,852,497
2,291 Ameris Bancorp 134,253
714 AMERISAFE, Inc. 33,194
7,235 Annaly Capital Management, Inc. 141,806
22,798 Arch Capital Group, Ltd. 2,067,323
4,732 Arthur J. Gallagher & Company 1,517,505
3,643 Artisan Partners Asset
Management, Inc. 134,718
5,448 Associated Banc-Corp 120,183
1,072 Assurant, Inc. 206,617
1,996 Atlantic Union Bankshares
Corporation 55,289
129,375 AvidXchange Holdings, Inc.
a
1,051,819
512 Axis Capital Holdings, Ltd. 49,316
178,066 Bank of America Corporation 7,101,272
134 Bank of Hawaii Corporation 8,859
533 Bank of Marin Bancorp 10,937
32,029 Bank of N.T. Butterfield & Son, Ltd. 1,286,925
37,147 Bank of New York Mellon
Corporation 2,986,990
1,343 Bank OZK 57,212
183 Bank7 Corporation 6,661
1,431 BankFinancial Corporation 17,587
6,674 BankUnited, Inc. 218,307
1,891 Bar Harbor Bankshares 56,049
3,148 BCB Bancorp, Inc. 25,877
5,128 Berkshire Hathaway, Inc.
a
2,734,506
4,429 Berkshire Hills Bancorp, Inc. 109,972

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.0% Value
Financials  6.5% - continued
2,412 Block, Inc.
a
$ 141,030
19,893 Blue Owl Capital, Inc. 368,617
72,862 Bridgewater Bancshares, Inc.
a
1,121,346
6,170 Brookline Bancorp, Inc. 64,415
6,754 Brown & Brown, Inc. 746,992
2,108 Burke & Herbert Financial Services
Corporation 117,858
2,612 Business First Bancshares, Inc. 60,207
980 Byline Bancorp, Inc. 25,029
2,293 Cadence Bank 67,093
187 Camden National Corporation 7,203
356 Capital City Bank Group, Inc. 13,008
15,338 Capital One Financial Corporation 2,764,828
11,043 Capitol Federal Financial, Inc. 62,614
5,880 Carlyle Group, Inc. 227,203
782 Carter Bankshares, Inc.
a
11,972
266 Cathay General Bancorp 11,090
6,967 Cboe Global Markets, Inc. 1,545,281
82,550 Charles Schwab Corporation 6,719,570
4,511 Chimera Investment Corporation 55,666
230 ChoiceOne Financial Services, Inc. 6,539
12,454 Chubb, Ltd. 3,562,840
1,305 Cincinnati Financial Corporation 181,669
4,550 Citigroup, Inc. 311,129
1,553 Citizens Financial Group, Inc. 57,290
2,345 CNB Financial Corporation 51,473
3,806 CNO Financial Group, Inc. 144,400
174 Coinbase Global, Inc.
a
35,303
1,087 Colony Bankcorp, Inc. 16,870
2,766 Columbia Banking System, Inc. 62,014
2,067 Comerica, Inc. 111,101
2,055 Commerce Bancshares, Inc. 124,821
238 Community Financial System, Inc. 12,992
4,343 Community Trust Bancorp, Inc. 212,633
896 Cullen/Frost Bankers, Inc. 104,357
1,307 Customers Bancorp, Inc.
a
65,350
455 CVB Financial Corporation 8,436
196 Diamond Hill Investment Group,
Inc. 24,692
16,513 Discover Financial Services 3,016,430
32,253 Donnelley Financial Solutions, Inc.
a
1,554,595
3,101 Eagle Bancorp, Inc. 55,663
2,674 East West Bancorp, Inc. 228,761
1,378 Eastern Bankshares, Inc. 20,560
104 Enact Holdings, Inc. 3,722
1,317 Enova International, Inc.
a
120,887
2,994 Equitable Holdings, Inc. 148,053
1,618 Equity Bancshares, Inc. 62,277
1,597 Essent Group, Ltd. 90,917
109,382 F.N.B. Corporation 1,431,810
1,425 FactSet Research Systems, Inc. 615,913
9,708 Federal Agricultural Mortgage
Corporation 1,702,104
16,427 Federated Hermes, Inc. 667,100
5,336 Fidelity National Information
Services, Inc. 420,904
2,714 Fifth Third Bancorp 97,541
312 Financial Institutions, Inc. 7,922
509 First American Financial
Corporation 30,952
13,074 First Bancorp/Puerto Rico 256,773
6,629 First Busey Corporation 137,817
393 First Business Financial Services,
Inc. 18,919
1,427 First Citizens BancShares, Inc./NC 2,538,833
Shares Common Stock  41.0% Value
Financials  6.5% - continued
4,520 First Financial Bancorp $ 104,638
1,372 First Financial Bankshares, Inc. 45,976
2,639 First Financial Corporation 130,367
759 First Hawaiian, Inc. 17,351
9,140 First Horizon Corporation 165,251
2,264 First Internet Bancorp 48,133
380 First Interstate BancSystem, Inc. 9,954
2,694 First Merchants Corporation 96,014
3,196 First Mid-Illinois Bancshares, Inc. 106,842
10,656 Fiserv, Inc.
a
1,966,778
2,524 Flagstar Financial, Inc. 29,556
4,371 Flushing Financial Corporation 52,321
977 Flywire Corporation
a
9,194
19,458 Fulton Financial Corporation 324,559
61,143 Glacier Bancorp, Inc. 2,492,189
3,076 Great Southern Bancorp, Inc. 169,180
116 Hamilton Lane, Inc. 17,921
2,825 Hancock Whitney Corporation 147,154
773 Hanmi Financial Corporation 17,679
745 Hanover Insurance Group, Inc. 123,744
3,243 HarborOne Bancorp, Inc. 36,711
2,476 Hartford Insurance Group, Inc. 303,731
2,337 Home BancShares, Inc. 64,852
3,680 Hometrust Bancshares, Inc. 125,635
8,108 Horizon Bancorp, Inc. 119,025
23,028 Houlihan Lokey, Inc. 3,732,378
5,376 Huntington Bancshares, Inc./OH 78,113
52 Independent Bank Corporation/MA 3,073
3,479 Independent Bank Corporation/MI 105,970
319 Interactive Brokers Group, Inc. 54,820
35,014 Intercontinental Exchange, Inc. 5,881,302
8,693 Invesco, Ltd. 121,093
376 Investar Holding Corporation 7,193
14,410 Jack Henry & Associates, Inc. 2,499,126
15,583 Janus Henderson Group plc 517,511
42,251 JPMorgan Chase & Company 10,335,440
8,315 Kearny Financial Corporation/MD 52,052
160,968 KeyCorp 2,388,765
9,023 Kinsale Capital Group, Inc. 3,927,351
1,075 LendingTree, Inc.
a
55,459
8,017 M&T Bank Corporation 1,360,966
1,189 MarketAxess Holdings, Inc. 263,471
5,693 Marsh & McLennan Companies,
Inc. 1,283,601
5,025 Mastercard, Inc. 2,754,001
2,569 Mercantile Bank Corporation 108,694
36,856 MetLife, Inc. 2,777,837
1,107 Metropolitan Bank Holding
Corporation
a
68,557
38,564 MGIC Investment Corporation 960,629
4,752 Midland States Bancorp, Inc. 77,363
9,442 MidWestOne Financial Group, Inc. 261,921
1,278 Morningstar, Inc. 363,872
4,194 MSCI, Inc. 2,286,191
47,159 Nasdaq, Inc. 3,593,987
16,326 NMI Holdings, Inc.
a
590,511
1,477 Northeast Community Bancorp,
Inc. 33,617
30,056 Northern Trust Corporation 2,824,663
4,098 Northfield Bancorp, Inc. 43,234
344 Northrim BanCorp, Inc. 27,620
6,749 Northwest Bancshares, Inc. 83,350
13,621 OceanFirst Financial Corporation 225,564
8,750 OFG Bancorp 344,313
50,219 Old National Bancorp 1,034,009

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.0% Value
Financials  6.5% - continued
5,972 Old Republic International
Corporation $ 224,547
13,361 Old Second Bancorp, Inc. 210,970
14,460 OneMain Holdings, Inc. 680,632
2,163 Orrstown Financial Services, Inc. 64,825
3,647 Pacific Premier Bancorp, Inc. 74,180
654 Palomar Holdings, Inc.
a
94,843
26 Park National Corporation 3,903
1,050 Paymentus Holdings, Inc.
a
34,083
1,196 PCB Bancorp 23,454
2,388 Peoples Bancorp, Inc./OH 69,276
1,186 Pinnacle Financial Partners, Inc. 118,885
543 PNC Financial Services Group,
Inc. 87,255
4,988 Popular, Inc. 475,955
2,303 Principal Financial Group, Inc. 170,767
5,828 Progressive Corporation 1,641,981
22,428 Prosperity Bancshares, Inc. 1,522,861
8,567 Provident Financial Services, Inc. 140,242
1,655 Prudential Financial, Inc. 169,985
41,268 Radian Group, Inc. 1,318,100
3,352 Regions Financial Corporation 68,414
352 Reinsurance Group of America,
Inc. 65,933
375 Renasant Corporation 12,026
6,537 Rithm Capital Corporation 73,084
46,430 RLI Corporation 3,436,284
21,282 Robinhood Markets, Inc.
a
1,045,159
3,408 S&P Global, Inc. 1,704,170
8,851 SEI Investments Company 692,945
454 ServisFirst Bancshares, Inc. 32,334
4,044 Shore Bancshares, Inc. 55,929
1,858 Sierra Bancorp 49,163
476 Simmons First National
Corporation 8,882
503 Southern Missouri Bancorp, Inc. 26,483
368 Southern States Bancshares, Inc. 12,295
1,147 Southside Bancshares, Inc. 32,334
1,701 SouthState Corporation 147,613
4,170 StepStone Group, Inc. 208,542
1,804 Stifel Financial Corporation 154,585
862 StoneX Group, Inc.
a
76,343
6,344 Synovus Financial Corporation 274,822
343 Texas Capital Bancshares, Inc.
a
23,375
580 Tompkins Financial Corporation 34,568
157 Towne Bank/Portsmouth, VA 5,173
8,430 TPG RE Finance Trust, Inc. 64,405
30,153 TPG, Inc. 1,400,607
41,489 Tradeweb Markets, Inc. 5,737,929
69,762 Triumph Financial, Inc.
a
3,726,686
8,377 Truist Financial Corporation 321,174
2,163 TrustCo Bank Corporation NY 65,863
9,009 Trustmark Corporation 302,252
1,917 U.S. Bancorp 77,332
1,096 UMB Financial Corporation 103,649
1,669 United Bankshares, Inc. 57,230
4,482 United Community Banks, Inc. 123,748
1,008 Unity Bancorp, Inc. 41,731
2,333 Univest Financial Corporation 68,917
1,538 Unum Group 119,441
16,438 Valley National Bancorp 141,367
3,323 Veritex Holdings, Inc. 77,359
27,990 Visa, Inc. 9,670,545
2,975 Webster Financial Corporation 140,718
129,417 Wells Fargo & Company 9,189,901
Shares Common Stock  41.0% Value
Financials  6.5% - continued
2,536 WesBanco, Inc. $ 75,522
1,631 Westamerica Bancorporation 78,989
20,573 Western Alliance Bancorp 1,434,144
28,193 Western Union Company 279,393
253 Willis Towers Watson plc 77,873
994 Wintrust Financial Corporation 110,503
326 WSFS Financial Corporation 16,805
35,871 Zions Bancorp NA 1,613,119
Total 173,596,777
Health Care  5.3%
12,394 Abbott Laboratories 1,620,516
1,620 AbbVie, Inc. 316,062
115,124 ADMA Biologics, Inc.
a
2,739,951
23,688 Agilent Technologies, Inc. 2,548,829
1,303 Agios Pharmaceuticals, Inc.
a
38,686
4,759 Align Technology, Inc.
a
824,735
11,455 Amgen, Inc. 3,332,489
4,147 Amicus Therapeutics, Inc.
a
31,849
4,301 Amneal Pharmaceuticals, Inc.
a
32,946
1,216 Anika Therapeutics, Inc.
a
17,668
2,968 Argenx SE ADR
a
1,914,775
74,775 Avantor, Inc.
a
971,327
930 Biogen, Inc.
a
112,604
18,571 BioMarin Pharmaceutical, Inc.
a
1,182,787
4,684 Bio-Techne Corporation 235,839
24,732 Boston Scientific Corporation
a
2,544,181
7,125 Cabaletta Bio, Inc.
a
9,405
4,323 CareDx, Inc.
a
72,972
20,502 Caribou Biosciences, Inc.
a
17,445
12,094 Cencora, Inc. 3,539,551
23,460 Centene Corporation
a
1,404,081
8,380 Certara, Inc.
a
116,147
2,483 Chemed Corporation 1,443,889
8,537 Cigna Group 2,902,921
97,146 Concentra Group Holdings Parent,
Inc. 2,112,925
12,656 Cooper Companies, Inc.
a
1,033,616
19,337 CorVel Corporation
a
2,103,092
23,468 Danaher Corporation 4,677,876
5,073 Denali Therapeutics, Inc.
a
84,465
10,300 Dentsply Sirona, Inc. 143,170
21,958 Dexcom, Inc.
a
1,567,362
1,492 Doximity, Inc.
a
84,865
3,290 Dyne Therapeutics, Inc.
a
38,789
17,568 Elanco Animal Health, Inc.
a
166,545
7,781 Eli Lilly & Company 6,994,730
6,411 Enanta Pharmaceuticals, Inc.
a
39,043
47,785 Encompass Health Corporation 5,590,367
12,416 Exact Sciences Corporation
a
566,666
601 Exelixis, Inc.
a
23,529
2,774 Fate Therapeutics, Inc.
a
3,551
23,746 Gilead Sciences, Inc. 2,529,899
54,289 Globus Medical, Inc.
a
3,896,322
6,615 GoodRx Holdings, Inc.
a
30,627
22,823 HealthEquity, Inc.
a
1,956,388
8,054 IDEXX Laboratories, Inc.
a
3,484,563
261 Illumina, Inc.
a
20,254
1,728 Incyte Corporation
a
108,276
9,734 Inspire Medical Systems, Inc.
a
1,541,671
1,911 Insulet Corporation
a
482,126
3,159 Integra LifeSciences Holdings
Corporation
a
51,776
4,814 Intellia Therapeutics, Inc.
a
42,700
6,687 Intuitive Surgical, Inc.
a
3,449,155

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.0% Value
Health Care  5.3% - continued
1,347 IQVIA Holding, Inc.
a
$ 208,879
3,671 iTeos Therapeutics, Inc.
a
26,615
53,580 Johnson & Johnson 8,375,090
15,048 Labcorp Holdings, Inc. 3,626,718
3,139 Medpace Holdings, Inc.
a
968,036
37,587 Medtronic plc 3,185,874
50,431 Merck & Company, Inc. 4,296,721
13,426 Merit Medical Systems, Inc.
a
1,268,086
870 Mettler-Toledo International, Inc.
a
931,396
2,012 Myriad Genetics, Inc.
a
14,909
14,032 Natera, Inc.
a
2,117,850
11,395 Neurocrine Biosciences, Inc.
a
1,227,128
7,739 Nkarta, Inc.
a
16,407
5,412 Olema Pharmaceuticals, Inc.
a
27,926
14,239 Penumbra, Inc.
a
4,169,749
944 Prestige Consumer Healthcare,
Inc.
a
76,681
95,232 Progyny, Inc.
a
2,175,099
2,887 Prothena Corporation plc
a
26,560
457 PTC Therapeutics, Inc.
a
22,777
1,033 QIAGEN NV 44,161
889 Quest Diagnostics, Inc. 158,438
2,612 Regeneron Pharmaceuticals, Inc. 1,563,961
12,437 Relay Therapeutics, Inc.
a
41,415
26,739 Repligen Corporation
a
3,689,715
48 Revvity, Inc. 4,485
4,002 Rocket Pharmaceuticals, Inc.
a
30,535
32,896 Royalty Pharma plc 1,079,647
36,282 RxSight, Inc.
a
534,071
61,059 Sanofi SA ADR 3,355,192
1,347 Scholar Rock Holding Corporation
a
44,330
83,221 scPharmaceuticals, Inc.
a
212,214
4,735 STERIS plc 1,064,144
82,966 Stevanato Group SPA 1,730,671
3,247 Stryker Corporation 1,214,118
833 Teleflex, Inc. 114,163
1,708 Tenet Healthcare Corporation
a
244,159
4,106 Thermo Fisher Scientific, Inc. 1,761,474
55,324 Twist Bioscience Corporation
a
2,120,016
2,524 United Therapeutics Corporation
a
764,999
17,223 UnitedHealth Group, Inc. 7,086,231
1,672 Vaxcyte, Inc.
a
59,924
512 Veeva Systems, Inc.
a
119,649
22,523 Vericel Corporation
a
856,324
4,449 Vertex Pharmaceuticals, Inc.
a
2,266,765
31,881 Viatris, Inc. 268,438
62,953 Viemed Healthcare, Inc.
a
445,078
2,731 Viking Therapeutics, Inc.
a
78,844
5,232 Waters Corporation
a
1,819,323
2,183 Waystar Holding Corporation
a
81,142
4,238 West Pharmaceutical Services,
Inc. 895,447
5,158 Xencor, Inc.
a
56,841
2,288 Xenon Pharmaceuticals, Inc.
a
87,402
5,280 Zentalis Pharmaceuticals, Inc.
a
7,498
28,754 Zimmer Biomet Holdings, Inc. 2,963,100
13,857 Zoetis, Inc. 2,167,235
Total 142,589,653
Industrials  6.0%
3,512 A.O. Smith Corporation 238,324
9,392 Advanced Drainage Systems, Inc. 1,065,898
10,517 AECOM 1,037,502
15,068 Air Lease Corporation 704,580
737 Alaska Air Group, Inc.
a
32,627
Shares Common Stock  41.0% Value
Industrials  6.0% - continued
2,057 Allegheny Technologies, Inc.
a
$ 111,860
1,047 Allegion plc 145,742
3,997 Allison Transmission Holdings, Inc. 368,683
54,777 Amentum Holdings, Inc.
a
1,195,234
13,843 AMETEK, Inc. 2,347,496
565 Applied Industrial Technologies,
Inc. 137,453
1,132 Arcosa, Inc. 90,639
106 Argan, Inc. 16,232
4,690 Armstrong World Industries, Inc. 680,144
5,777 Array Technologies, Inc.
a
27,614
28,712 Atmus Filtration Technologies, Inc. 995,445
8,076 Automatic Data Processing, Inc. 2,427,646
1,897 Axon Enterprise, Inc.
a
1,163,430
64,601 Badger Infrastructure Solutions,
Ltd. 1,840,655
45,110 Barrett Business Services, Inc. 1,829,662
6,111 Brady Corporation 429,542
37,980 BWX Technologies, Inc. 4,144,378
2,084 C.H. Robinson Worldwide, Inc. 185,935
9 CACI International, Inc.
a
4,121
11,113 Casella Waste Systems, Inc.
a
1,305,222
12,474 Caterpillar, Inc. 3,857,834
45,604 CECO Environmental Corporation
a
1,084,919
7,758 Clean Harbors, Inc.
a
1,659,747
255,658 CNH Industrial NV 2,957,963
180 CSW Industrials, Inc. 56,246
147,504 CSX Corporation 4,140,437
558 Cummins, Inc. 163,963
1,959 Curtiss-Wright Corporation 675,640
30,385 Dayforce, Inc.
a
1,758,380
78,170 Delta Air Lines, Inc. 3,254,217
5,339 DNOW, Inc.
a
84,730
29 Dover Corporation 4,949
3,322 EMCOR Group, Inc. 1,331,125
2,272 Energy Recovery, Inc.
a
35,102
55,322 Enerpac Tool Group Corporation 2,233,349
9,612 EnPro, Inc. 1,436,033
89,492 ExlService Holdings, Inc.
a
4,338,572
9,176 Expeditors International of
Washington, Inc. 1,008,534
69,566 Fastenal Company 5,632,759
18,708 Federal Signal Corporation 1,523,392
12,085 Ferguson Enterprises, Inc. 2,050,341
61,454 Flowserve Corporation 2,779,564
3,639 Fortive Corporation 253,602
3,755 Frontier Group Holdings, Inc.
a
11,190
149,927 Gates Industrial Corporation plc
a
2,836,619
9,895 General Dynamics Corporation 2,692,627
374 Gorman-Rupp Company 13,412
12,757 Graco, Inc. 1,041,099
11,591 Great Lakes Dredge & Dock
Corporation
a
105,362
40,079 Helios Technologies, Inc. 1,092,554
432 Herc Holdings, Inc. 47,278
33,455 Hexcel Corporation 1,621,564
17,857 Honeywell International, Inc. 3,758,899
35,564 Howmet Aerospace, Inc. 4,928,459
6,019 Hudson Technologies, Inc.
a
40,267
4,427 IDEX Corporation 770,165
5,305 IES Holdings, Inc.
a
1,043,387
13,223 Ingersoll Rand, Inc. 997,411
3,247 ITT Corporation 444,904
18,040 Jacobs Solutions, Inc. 2,233,352
13,921 JB Hunt Transport Services, Inc. 1,817,804

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.0% Value
Industrials  6.0% - continued
2,463 Kirby Corporation
a
$ 237,359
34,889 Knight-Swift Transportation
Holdings, Inc. 1,366,602
40,380 Korn Ferry 2,491,446
13,091 L3Harris Technologies, Inc. 2,880,282
14,661 Landstar System, Inc. 1,966,773
8,925 Leidos Holdings, Inc. 1,313,582
7,688 Limbach Holdings, Inc.
a
736,049
5,441 Lincoln Electric Holdings, Inc. 958,704
4,203 Lockheed Martin Corporation 2,007,983
1,504 ManpowerGroup, Inc. 64,777
5,207 Masco Corporation 315,596
193,173 Masterbrand, Inc.
a
2,347,052
2,028 McGrath RentCorp 216,327
13,934 Miller Industries, Inc. 568,647
15,363 Moog, Inc. 2,569,462
18,777 Mueller Water Products, Inc. 492,708
1,966 NEXTracker, Inc.
a
79,839
22,734 nVent Electric plc 1,248,324
19,097 Old Dominion Freight Line, Inc. 2,927,188
4,027 Otis Worldwide Corporation 387,679
1,032 Owens Corning, Inc. 150,063
1,831 PACCAR, Inc. 165,175
6,196 Parker-Hannifin Corporation 3,748,952
169 Paylocity Holding Corporation
a
32,465
10,322 Pentair plc 936,515
593 Pitney Bowes, Inc. 5,147
4,849 Quanta Services, Inc. 1,419,254
4,803 RBC Bearings, Inc.
a
1,578,122
8,636 Regal Rexnord Corporation 914,034
854 Republic Services, Inc. 214,141
11,072 Rockwell Automation, Inc. 2,742,313
57,773 Schneider National, Inc. 1,241,542
16,323 Shoals Technologies Group, Inc.
a
58,926
115 SkyWest, Inc.
a
10,255
34,529 Southwest Airlines Company
b
965,431
528 SPX Technologies, Inc.
a
70,831
1,303 SS&C Technologies Holdings, Inc. 98,507
4,099 Stanley Black & Decker, Inc. 246,022
8,360 Sterling Construction Company,
Inc.
a
1,249,235
41,405 Timken Company 2,660,271
7,765 Trane Technologies plc 2,976,402
115 TransDigm Group, Inc. 162,503
16,025 TransUnion 1,329,434
23,153 Trex Company, Inc.
a
1,338,706
2,357 Trinity Industries, Inc. 59,161
52,607 Uber Technologies, Inc.
a
4,261,693
13,093 UFP Industries, Inc. 1,294,243
1,018 UL Solutions, Inc. 58,219
774 UniFirst Corporation/MA 138,136
970 Union Pacific Corporation 209,190
11,258 United Airlines Holdings, Inc.
a
774,776
25,146 United Parcel Service, Inc. 2,396,414
2,493 United Rentals, Inc. 1,574,205
7,570 Verisk Analytics, Inc. 2,243,975
3,636 Verra Mobility Corporation
a
79,265
848 Wabtec Corporation 156,660
10,015 Waste Connections, Inc. 1,979,264
1,675 Waste Management, Inc. 390,878
2,675 Watsco, Inc. 1,230,072
59,697 WNS Holdings, Ltd.
a
3,612,862
58 Xylem, Inc. 6,993
Total 160,300,446
Shares Common Stock  41.0% Value
Information Technology  8.9%
937 Adobe, Inc.
a
$ 351,356
17,450 Agilysys, Inc.
a
1,297,408
1,569 Ambarella, Inc.
a
75,296
72,576 Amphenol Corporation 5,584,723
136,905 Apple, Inc. 29,092,313
16,044 Applied Materials, Inc. 2,417,991
43,962 Arista Networks, Inc.
a
3,616,754
624 Astera Labs, Inc.
a
40,753
379 Atlassian Corporation
a
86,530
8,137 Aurora Innovation, Inc.
a
58,912
11,598 Autodesk, Inc.
a
3,180,752
351 BILL Holdings, Inc.
a
15,995
20,184 BlackLine, Inc.
a
953,290
55,702 Broadcom, Inc. 10,720,964
1,948 C3.ai, Inc.
a
42,876
11,499 CDW Corporation 1,846,279
32,268 Ciena Corporation
a
2,167,119
130,630 Cisco Systems, Inc. 7,541,270
3,436 Clearwater Analytics Holdings,
Inc.
a
78,135
873 Coherent Corporation
a
56,151
1,330 CommVault Systems, Inc.
a
222,283
475 Consensus Cloud Solutions, Inc.
a
9,434
31,194 Crane NXT Company 1,463,623
2,765 Credo Technology Group Holding,
Ltd.
a
119,033
3,990 CrowdStrike Holdings, Inc.
a
1,711,191
10,966 CyberArk Software, Ltd.
a
3,861,787
9,151 Datadog, Inc.
a
934,866
12,397 Descartes Systems Group, Inc.
a
1,306,520
29,785 DocuSign, Inc.
a
2,434,924
3,956 Dolby Laboratories, Inc. 303,781
32,360 Dynatrace Holdings, LLC
a
1,519,949
1,762 Elastic NV
a
151,884
519 Enphase Energy, Inc.
a
23,142
1,500 Expensify, Inc.
a
4,440
1,207 F5, Inc.
a
319,541
11,607 Fabrinet
a
2,380,131
784 Fair Isaac Corporation
a
1,559,909
458 FARO Technologies, Inc.
a
13,470
441 First Solar, Inc.
a
55,487
7,752 Flex, Ltd.
a
266,204
26,726 Fortinet, Inc.
a
2,773,090
14,581 Freshworks, Inc.
a
215,361
3,143 Gartner, Inc.
a
1,323,454
3,187 Gen Digital, Inc. 82,448
54,541 Gitlab, Inc.
a
2,545,428
6,213 Globant SA
a,b
730,462
17,246 Guidewire Software, Inc.
a
3,531,463
3,063 HubSpot, Inc.
a
1,873,025
9,815 Impinj, Inc.
a
904,256
22,367 International Business Machines
Corporation 5,408,788
816 IPG Photonics Corporation
a
48,870
736 Itron, Inc.
a
81,909
105,763 JFrog, Ltd.
a
3,571,617
3,483 Keysight Technologies, Inc.
a
506,428
1,107 Lam Research Corporation 79,339
37,316 Lattice Semiconductor
Corporation
a
1,825,872
6,195 Littelfuse, Inc. 1,129,410
260 MACOM Technology Solutions
Holdings, Inc.
a
26,975
13,728 Marvell Technology, Inc. 801,303
16,181 Micron Technology, Inc. 1,245,128

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.0% Value
Information Technology  8.9% - continued
89,197 Microsoft Corporation $ 35,256,006
1,111 MicroStrategy, Inc.
a,b
422,302
551 Mirion Technologies, Inc.
a
8,695
6,106 MongoDB, Inc.
a
1,051,270
49 Monolithic Power Systems, Inc. 29,062
4,677 Motorola Solutions, Inc. 2,059,704
6,720 NetApp, Inc. 603,120
260,683 NVIDIA Corporation 28,393,592
1,332 Okta, Inc.
a
149,397
19,499 ON Semiconductor Corporation
a
774,110
21,872 Onto Innovation, Inc.
a
2,667,728
29,125 Palantir Technologies, Inc.
a
3,449,565
36,198 Pegasystems, Inc. 3,333,112
6,912 Plexus Corporation
a
846,236
377 Procore Technologies, Inc.
a
24,162
10,191 PTC, Inc.
a
1,579,299
2,279 Q2 Holdings, Inc.
a
180,611
20,069 Qorvo, Inc.
a
1,438,345
45,101 QUALCOMM, Inc. 6,695,694
7,242 Salesforce, Inc. 1,945,998
89,367 Samsung Electronics Company,
Ltd. 3,486,880
7,947 SAP SE ADR 2,322,034
6,553 ServiceNow, Inc.
a
6,258,181
5,405 Silicon Laboratories, Inc.
a
550,013
2,054 Skyworks Solutions, Inc. 132,031
16,313 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,719,214
30,667 TD SYNNEX Corporation 3,397,904
2,516 TE Connectivity plc 368,292
1,167 Teledyne Technologies, Inc.
a
543,857
2,013 Tenable Holdings, Inc.
a
61,537
73,591 Trimble, Inc.
a
4,572,945
116,941 TTM Technologies, Inc.
a
2,341,159
3,052 Tyler Technologies, Inc.
a
1,658,152
5,583 VeriSign, Inc.
a
1,575,076
548 Vontier Corporation 17,432
5,175 Zebra Technologies Corporation
a
1,295,406
Total 238,799,213
Materials  1.5%
8,940 Albemarle Corporation 523,437
1,283 Alcoa Corporation 31,472
114,085 Amcor plc
b
1,049,582
889 AptarGroup, Inc. 133,306
4,162 Aspen Aerogels, Inc.
a
22,475
5,040 Avient Corporation 167,882
24,627 Axalta Coating Systems, Ltd.
a
800,377
884 Balchem Corporation 138,390
50,978 CF Industries Holdings, Inc. 3,995,146
9,305 Chemours Company 115,196
50,064 Constellium SE
a
506,147
37,644 Corteva, Inc. 2,333,552
33,746 DuPont de Nemours, Inc. 2,226,899
481 Eagle Materials, Inc. 108,894
22,322 Eastman Chemical Company 1,718,794
12,396 Ecolab, Inc. 3,116,726
19,870 Element Solutions, Inc. 405,547
3,246 FMC Corporation 136,072
3,291 Freeport-McMoRan, Inc. 118,575
22,490 Greif, Inc. 1,180,275
18,954 Hecla Mining Company 108,417
31,508 Ingevity Corporation
a
1,039,134
1,301 Innospec, Inc. 116,413
Shares Common Stock  41.0% Value
Materials  1.5% - continued
4,194 International Flavors & Fragrances,
Inc. $ 329,061
102,635 Ivanhoe Mines, Ltd.
a
911,252
1,993 Kaiser Aluminum Corporation 128,469
1,496 Koppers Holdings, Inc. 37,490
4,596 Linde plc 2,083,045
357 LyondellBasell Industries NV 20,781
3,639 Magnera Corporation
a
53,384
2,585 Martin Marietta Materials, Inc. 1,354,488
1,418 Minerals Technologies, Inc. 73,155
10,099 Mosaic Company 307,010
30,568 Nucor Corporation 3,648,902
2,822 O-I Glass, Inc.
a
35,727
64,821 Olin Corporation 1,401,430
4,495 Packaging Corporation of America 834,317
2,312 PPG Industries, Inc. 251,684
2,585 Royal Gold, Inc. 472,305
9,135 RPM International, Inc. 975,161
3,021 Sealed Air Corporation 83,259
5,396 Sensient Technologies Corporation 506,954
3,908 Sonoco Products Company 160,228
20,851 Steel Dynamics, Inc. 2,704,583
837 Stepan Company 42,319
8,683 Trinseo plc 34,558
59,998 Tronox Holdings plc 324,589
2,490 United States Lime & Minerals, Inc. 232,840
4,867 United States Steel Corporation 212,737
1,928 Vulcan Materials Company 505,772
22,676 West Fraser Timber Company, Ltd. 1,677,570
Total 39,495,778
Real Estate  1.5%
7,239 Agree Realty Corporation 561,819
6,511 Alexandria Real Estate Equities,
Inc. 473,089
684 Alpine Income Property Trust, Inc. 10,568
7,362 Anywhere Real Estate, Inc.
a
25,473
5,809 AvalonBay Communities, Inc. 1,219,774
12,571 Brixmor Property Group, Inc. 313,144
23,564 Broadstone Net Lease, Inc. 381,265
946 CareTrust REIT, Inc. 27,689
28,536 CBRE Group, Inc.
a
3,486,528
7,645 Chatham Lodging Trust 52,521
7,927 Colliers International Group, Inc. 946,246
11,058 Compass, Inc.
a
85,368
17,668 CoStar Group, Inc.
a
1,310,436
4,414 Cousins Properties, Inc. 121,562
29,005 Crown Castle, Inc. 3,067,569
7,714 Curbline Properties Corporation 176,573
128,983 Cushman and Wakefield plc
a
1,208,571
13,699 Douglas Elliman, Inc.
a
22,740
6,445 EPR Properties 318,963
1,806 Equinix, Inc. 1,554,514
85,231 Essential Properties Realty Trust,
Inc. 2,741,881
859 Essex Property Trust, Inc. 239,790
5,375 Extra Space Storage, Inc. 787,545
34,231 First Industrial Realty Trust, Inc. 1,628,711
10,725 Global Net Lease, Inc. 80,974
148,983 Healthcare Realty Trust, Inc. 2,313,706
2,517 Host Hotels & Resorts, Inc. 35,540
473 Howard Hughes Holdings, Inc.
a
31,469
4,799 Independence Realty Trust, Inc. 93,245
22,981 Industrial Logistics Properties Trust 60,210

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.0% Value
Real Estate  1.5% - continued
8,370 Innovative Industrial Properties,
Inc. $ 454,575
14,979 InvenTrust Properties Corporation 417,315
83,951 National Storage Affiliates Trust 3,122,977
16,820 NetSTREIT Corporation 273,661
54,312 Outfront Media, Inc. 821,741
57,989 Park Hotels & Resorts, Inc. 576,411
3,383 Peakstone Realty Trust 38,938
18,879 Pebblebrook Hotel Trust 170,855
1,089 RE/MAX Holdings, Inc.
a
8,331
43,484 RLJ Lodging Trust 304,823
1,325 RMR Group, Inc. 19,451
869 Ryman Hospitality Properties 76,429
152,486 Sabra Health Care REIT, Inc. 2,721,875
1,966 Safehold, Inc. 30,964
8,651 SBA Communications Corporation 2,105,653
5,803 Sila Realty Trust, Inc. 149,485
22,662 STAG Industrial, Inc. 748,526
52,470 Tanger, Inc. 1,653,330
37,170 Terreno Realty Corporation 2,093,786
166,885 Uniti Group, Inc. 821,074
6,569 Zillow Group, Inc., Class A
a
433,423
8,395 Zillow Group, Inc., Class C
a
565,235
Total 40,986,341
Utilities  1.4%
126,079 AES Corporation 1,260,790
22,527 Alliant Energy Corporation 1,375,048
2,608 American States Water Company 211,535
5,947 American Water Works Company,
Inc. 874,268
617 Artesian Resources Corporation 21,916
5,783 Black Hills Corporation 352,185
3,903 Brookfield Infrastructure
Corporation 146,128
215 Brookfield Renewable Corporation 6,119
1,052 California Water Service Group 53,284
37,662 CenterPoint Energy, Inc. 1,460,532
12,532 Clearway Energy, Inc., Class A 342,750
17,917 Clearway Energy, Inc., Class C 525,685
12,160 Constellation Energy Corporation 2,717,030
40,047 Duke Energy Corporation 4,886,535
14,298 Edison International 765,086
64,474 Entergy Corporation 5,362,303
7,181 Essential Utilities, Inc. 295,355
4,505 Eversource Energy 267,957
18,777 Hawaiian Electric Industries, Inc.
a
197,159
1,119 Middlesex Water Company 70,631
35,513 NiSource, Inc. 1,388,913
12,574 Northwestern Energy Group, Inc. 732,184
279 NRG Energy, Inc. 30,573
54,991 PG&E Corporation 908,451
28,018 Portland General Electric
Company 1,180,118
37,643 Public Service Enterprise Group,
Inc. 3,008,805
16,925 Spire, Inc. 1,295,440
128,884 UGI Corporation 4,226,106
25,829 Vistra Energy Corporation 3,348,213
Shares Common Stock  41.0% Value
Utilities  1.4% - continued
52,040 XPLR Infrastructure, LP $ 428,810
Total 37,739,909
Total Common Stock
(cost $934,192,057) 1,096,662,000
Shares
Registered Investment
Companies   38.3% Value
U.S. Affiliated   37.7%
5,510,827 Thrivent Core Emerging Markets
Equity Fund 52,848,831
8,943,952 Thrivent Core International Equity
Fund 102,229,370
173,605 Thrivent Core Low Volatility Equity
Fund 2,045,064
6,218,086 Thrivent Core Mid Cap Value Fund 60,999,423
3,041,993 Thrivent Core Small Cap Value
Fund 28,290,533
2,369,353 Thrivent Global Stock Fund, Class
S 63,451,283
15,443,011 Thrivent International Equity Fund,
Class S 175,895,896
11,027,606 Thrivent Large Cap Growth Fund,
Class S 217,684,947
4,426,153 Thrivent Large Cap Value Fund,
Class S 125,658,470
3,696,978 Thrivent Mid Cap Stock Fund,
Class S 125,142,716
1,896,571 Thrivent Small Cap Stock Fund,
Class S 53,236,752
Total 1,007,483,285
U.S. Unaffiliated   0.6%
7,142 Invesco QQQ Trust Series 1
b
3,395,807
4,328 iShares Russell 2000 Growth ETF 1,097,364
16,503 SPDR S&P 500 ETF Trust 9,151,574
17,628 SPDR S&P Biotech ETF 1,462,243
4,558 SPDR S&P Regional Banking ETF 246,724
5,606 SPDR S&P Software & Services
ETF 913,834
Total 16,267,546
Total Registered Investment
Companies (cost $758,001,238) 1,023,750,831
Principal
Amount Long-Term Fixed Income 4.3% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
181,180
Total 181,180
Mortgage-Backed Securities  2.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
547,265 2.000%,  5/1/2051 440,726
844,553 2.500%,  5/1/2051 710,914

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  4.3% Value
Mortgage-Backed Securities  2.4% - continued
$ 769,275 3.500%,  5/1/2052 $ 700,214
585,964 4.000%,  5/1/2052 550,572
180,314 5.000%,  7/1/2053 177,737
1,357,813 5.500%,  7/1/2053 1,366,342
835,379 5.000%,  8/1/2053 827,796
1,896,233 5.500%,  9/1/2053 1,916,586
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
158,740 2.500%,  7/1/2030 153,676
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,900,000 5.000%,  5/1/2040
d
1,910,119
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
486,067 3.000%,  8/1/2038 459,924
614,214 3.500%,  5/1/2040 584,592
426,818 2.500%,  4/1/2042 376,257
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
775,200 3.000%,  1/1/2052 678,727
192,282 2.000%,  2/1/2051 154,848
111,640 2.000%,  2/1/2051 89,906
625,033 2.500%,  2/1/2051 526,839
493,802 2.500%,  2/1/2051 410,947
1,435,318 5.500%,  2/1/2055
d
1,443,736
1,299,026 2.000%,  3/1/2051 1,032,100
1,673,584 4.000%,  3/1/2051 1,576,597
263,306 2.000%,  3/1/2052 211,503
842,587 3.000%,  3/1/2052 733,105
494,921 3.000%,  4/1/2051 433,186
533,005 3.000%,  5/1/2050 464,212
231,108 2.000%,  5/1/2051 185,214
400,601 3.000%,  5/1/2051 354,214
3,850,000 2.500%,  5/1/2055
d
3,200,007
1,099,706 2.000%,  6/1/2050 877,072
338,083 3.000%,  6/1/2050 301,151
400,496 4.000%,  6/1/2052 374,565
139,557 5.000%,  6/1/2053 137,861
681,981 2.500%,  7/1/2051 576,355
518,112 3.500%,  7/1/2051 473,089
1,108,502 4.000%,  7/1/2052 1,036,734
564,427 3.500%,  8/1/2050 516,626
771,715 3.500%,  8/1/2052 698,802
3,346,074 4.500%,  8/1/2052 3,208,986
1,113,333 5.000%,  8/1/2053 1,099,803
1,154,721 6.000%,  8/1/2054 1,194,536
196,120 3.500%,  9/1/2052 178,499
380,737 3.500%,  9/1/2052 346,548
885,990 5.000%,  9/1/2052 874,713
1,024,434 4.500%,  9/1/2053 986,234
2,777,167 4.500%,  9/1/2053 2,664,773
996,513 4.000%,  10/1/2052 934,464
225,061 2.000%,  11/1/2051 180,990
285,584 3.500%,  11/1/2052 260,771
945,418 2.000%,  12/1/2050 757,690
793,734 2.500%,  12/1/2051 667,521
1,121,235 4.500%,  12/1/2052 1,079,885
3,200,000 5.500%,  5/1/2041
d
3,193,092
6,000,000 6.000%,  5/1/2041
d
6,086,467
5,350,000 3.000%,  5/1/2049
d
4,642,207
Principal
Amount Long-Term Fixed Income  4.3% Value
Mortgage-Backed Securities  2.4% - continued
$ 675,000 3.500%,  5/1/2049
d
$ 609,112
2,925,000 4.500%,  5/1/2049
d
2,797,032
4,200,000 5.000%,  6/1/2049
d
4,109,223
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
450,088 2.500%,  3/1/2062 357,496
295,817 3.500%,  7/1/2061 262,238
502,521 4.000%,  12/1/2061 464,816
Total 63,619,947
U.S. Government & Agencies  1.9%
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,066,172
3,850,000 4.000%,  11/15/2052 3,414,920
190,000 5.250%,  11/15/2028 200,020
3,240,000 1.375%,  11/15/2040 2,081,067
2,291,000 2.500%,  5/15/2046 1,598,241
U.S. Treasury Notes
1,000,000 5.000%,  9/30/2025 1,003,063
540,000 2.625%,  1/31/2026 534,368
4,295,000 2.500%,  2/28/2026 4,242,109
5,700,000 4.625%,  2/28/2026 5,728,099
2,400,000 4.500%,  3/31/2026 2,412,037
1,900,000 4.375%,  7/31/2026 1,913,063
1,490,000 2.250%,  11/15/2027 1,441,808
200,000 0.750%,  1/31/2028 185,250
900,000 3.500%,  1/31/2028 897,855
2,400,000 3.625%,  3/31/2028 2,403,094
4,500,000 2.875%,  5/15/2028 4,406,484
3,000,000 4.125%,  7/31/2028 3,047,109
3,700,000 4.375%,  8/31/2028 3,786,863
2,400,000 4.125%,  3/31/2029 2,440,313
125,000 0.875%,  11/15/2030 106,938
70,000 1.375%,  11/15/2031 59,820
4,800,000 2.875%,  5/15/2032 4,485,188
4,000,000 3.375%,  5/15/2033 3,819,688
Total 51,273,569
Total Long-Term Fixed Income
(cost $118,308,540) 115,074,696
Shares Private Equity Funds 1.9% Value
Secondary  1.9%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,e
10,665,107
1 ASF IX, LP
*,a,e
4,958,730
1 ASF VIII Sidecar (Cayman), LP
*,a,e
3,259,288
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,e
5,425,577
1 LCP X (Offshore), LP
*,a,e
16,867,938
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,e
10,915,195
Total 52,091,835
Total Private Equity Funds
(cost $46,769,292) 52,091,835

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.3% Value
7,580,500 Thrivent Cash Management Trust $ 7,580,500
Total Collateral Held for
Securities Loaned
(cost $7,580,500) 7,580,500
Shares or
Principal
Amount Short-Term Investments 15.3% Value
Federal Home Loan Bank Discount
Notes
200,000 4.228%, 5/2/2025
f,g
199,953
2,600,000 4.200%, 5/23/2025
f,g
2,592,974
8,900,000 4.235%, 5/28/2025
f,g
8,870,719
300,000 4.255%, 6/4/2025
f,g
298,781
8,500,000 4.203%, 6/6/2025
f,g
8,463,483
1,100,000 4.206%, 6/13/2025
f,g
1,094,380
1,300,000 4.154%, 6/25/2025
f,g
1,291,547
200,000 4.210%, 7/10/2025
f,g
198,367
4,500,000 4.205%, 7/11/2025
f,g
4,462,740
1,200,000 4.215%, 7/16/2025
f,g
1,189,374
Federal Home Loan Mortgage
Corporation Discount Notes
13,700,000 4.100%, 6/10/2025
f,g
13,634,780
Federal National Mortgage
Association Discount Notes
3,700,000 4.215%, 5/5/2025
f,g
3,697,826
5,700,000 4.145%, 6/24/2025
f,g
5,663,599
400,000 4.140%, 7/10/2025
f,g
396,734
1,600,000 4.160%, 7/14/2025
f,g
1,586,200
700,000 4.145%, 7/21/2025
f,g
693,399
State Street Institutional U.S.
Government Money Market
Fund
88,520,991 4.288%
f
88,520,990
Thrivent Core Short-Term Reserve
Fund
26,655,816 4.620% 266,558,165
U.S. Treasury Bills
300,000 4.216%, 7/10/2025
f,h
297,553
Total Short-Term Investments
(cost $409,645,137) 409,711,564
Total Investments (cost
$2,274,496,764) 101.1% $2,704,871,426
Other Assets and Liabilities, Net
(1.1%) (29,645,414)
Total Net Assets 100.0% $2,675,226,012
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h At April 30, 2025, $9,918 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Aggressive Allocation Fund as of April 30, 2025 was
$52,091,835 or 1.95% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 8,493,624
ASF IX, LP  3/18/2024 4,308,966
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,813,961
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 4,144,000
LCP X (Offshore), LP  10/25/2023 14,714,065
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 12,294,676
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of April 30, 2025:
Securities Lending Transactions
Common Stock $ 7,429,869
Total lending $7,429,869
Gross amount payable upon return of
collateral for securities loaned $7,580,500
Net amounts due to counterparty $150,631
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $480,608,370
Gross unrealized depreciation (62,772,457)
Net unrealized appreciation (depreciation) $417,835,913
Cost for federal income tax purposes $2,292,897,195
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 67,182,992 67,182,992 – –
Consumer Discretionary 115,625,571 115,625,571 – –
Consumer Staples 39,270,947 39,270,947 – –
Energy 41,074,373 41,074,373 – –
Financials 173,596,777 173,596,777 – –
Health Care 142,589,653 142,589,653 – –
Industrials 160,300,446 158,459,791 1,840,655 –
Information Technology 238,799,213 235,312,333 3,486,880 –
Materials 39,495,778 38,584,526 911,252 –
Real Estate 40,986,341 40,986,341 – –
Utilities 37,739,909 37,739,909 – –
Registered Investment Companies
U.S. Affiliated 761,070,064 761,070,064 – –
U.S. Unaffiliated 16,267,546 16,267,546 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 181,180 – 181,180 –
Mortgage-Backed Securities 63,619,947 – 63,619,947 –
U.S. Government & Agencies 51,273,569 – 51,273,569 –
Private Equity Funds
Secondary 52,091,835 – – 52,091,835
Short-Term Investments 143,153,399 88,520,990 54,632,409 –
Subtotal Investments in Securities $2,184,319,540 $1,956,281,813 $175,945,892 $52,091,835
Other Investments  * Total
Affiliated Short-Term Investments 266,558,165
U.S. Affiliated Registered Investment Cos. 246,413,221
Collateral Held for Securities Loaned 7,580,500
Subtotal Other Investments $520,551,886
Total Investments at Value $2,704,871,426
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,592,465 5,643,468 948,997 –
Total Return Swaps 150,258 – 150,258 –
Total Asset Derivatives $6,742,723 $5,643,468 $1,099,255 $–
Liability Derivatives
Futures Contracts 881,041 881,041 – –
Total Liability Derivatives $881,041 $881,041 $– $–

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
4/30/2025
Private Equity Funds
 Secondary $34,190,335 $-  ($2,821,684) $20,723,184 $-  $- $-  $52,091,835
Total  $34,190,335 $-   ($2,821,684) $20,723,184 $-  $- $- $52,091,835
 Investments in Securities Ending Value  4/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $52,091,835
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $52,091,835
The following table presents Aggressive Allocation Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling
$54,334,856 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 22 June 2025 $ 2,415,616 $ 53,196
CBOT 2-Yr. U.S. Treasury Note 22 June 2025 4,539,104 40,161
CBOT 5-Yr. U.S. Treasury Note 67 June 2025 7,174,934 141,152
CBOT U.S. Long Bond 4 June 2025 467,457 (957)
CME E-mini Russell 2000 Index 5 June 2025 503,956 (11,506)
CME E-mini S&P 500 Index 2,004 June 2025 559,033,732 783,668
CME E-mini S&P Mid-Cap 400 Index 1 June 2025 288,268 (2,487)
CME Ultra Long Term U.S. Treasury Bond 7 June 2025 854,098 (6,879)
ICE mini MSCI EAFE Index 354 June 2025 43,649,283 506,907
Ultra 10-Yr. U.S. Treasury Note 3 June 2025 334,475 9,728
Total Futures Long Contracts $ 619,260,923 $ 1,512,983
CME E-mini Russell 2000 Index (262) June 2025 ( $ 26,367,643) $ 563,263
CME E-mini S&P Mid-Cap 400 Index (529) June 2025 (154,304,829) 3,127,209
CME Euro Foreign Exchange Currency (179) June 2025 (24,603,538) (859,212)
Eurex Euro STOXX 50 Index (441) June 2025 (26,582,781) 948,997
ICE US mini MSCI Emerging Markets Index (411) June 2025 (23,228,684) 418,184
Total Futures Short Contracts ( $ 255,087,475) $4,198,441
Total Futures Contracts $ 364,173,448 $5,711,424

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's total return swap contracts held as of April 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,698,607 $ 150,258 $ – $ 150,258
Total Return Swaps $ 150,258 $ – $150,258
# Payment made on Termination Date
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,348,228
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 150,258
Total Equity Contracts 6,498,486
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 244,237
Total Interest Rate Contracts 244,237
Total Asset Derivatives $6,742,723
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 859,212
Total Foreign Exchange Contracts 859,212
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 13,993
Total Equity Contracts 13,993
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,836
Total Interest Rate Contracts 7,836
Total Liability Derivatives $881,041
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (186,036)
Total Interest Rate Contracts (186,036)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (16,889,858)
Total Equity Contracts (16,889,858)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 281,880
Total Foreign Exchange Contracts 281,880
Total ($16,794,014)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,264,006)
Total Foreign Exchange Contracts (1,264,006)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,406,494
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 796,489
Total Equity Contracts 8,202,983
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 425,318
Total Interest Rate Contracts 425,318
Total $7,364,295
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $610,395,942
Futures - Short (242,790,473)
Total Return Swaps - Short (681,192)
Interest Rate Contracts
Futures - Long 15,878,671
Futures - Short (1,006,103)
Foreign Exchange Contracts
Futures - Short (24,110,400)

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $52,340 $1,632 $– $52,849 5,511 2.0%
Core International Equity 79,414 17,155 – 102,229 8,944 3.8
Core Low Volatility Equity 1,941 150 – 2,045 174 0.1
Core Mid Cap Value 66,841 6,040 – 60,999 6,218 2.3
Core Small Cap Value 31,468 3,795 – 28,291 3,042 1.0
Global Stock, Class S 63,364 7,213 – 63,451 2,369 2.4
International Equity, Class S 163,638 4,739 – 175,896 15,443 6.6
Large Cap Growth, Class S 228,497 13,898 – 217,685 11,028 8.1
Large Cap Value, Class S 129,498 10,711 – 125,658 4,426 4.7
Mid Cap Stock, Class S 132,949 5,445 10 125,143 3,697 4.7
Small Cap Stock, Class S 60,634 1,119 – 53,237 1,897 2.0
Total U.S. Affiliated Registered Investment
Companies 1,010,584 1,007,483 37.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 372,189 183,241 288,872 266,558 26,656 10.0
Total Affiliated Short-Term Investments 372,189 266,558 10.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,861 100,821 96,101 7,581 7,581 0.3
Total Collateral Held for Securities Loaned 2,861 7,581 0.3
Total Value $1,385,634 $1,281,622
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($1,123) $– $1,632
Core International Equity – 5,660 – 3,121
Core Low Volatility Equity Fund – (46) 72 78
Core Mid Cap Value – (11,882) 4,750 1,290
Core Small Cap Value – (6,972) 3,253 541
Global Stock, Class S – (7,126) 6,013 1,200
International Equity, Class S – 7,519 – 4,739
Large Cap Growth, Class S – (24,710) 13,644 253
Large Cap Value, Class S – (14,551) 8,682 2,030
Mid Cap Stock, Class S 0 (13,241) 4,756 689
Small Cap Stock, Class S – (8,516) 799 320
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% – – – 7,127
Total Income/Non Cash Income from Affiliated Investments $23,020
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $0 ($74,988) $41,969

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 48.4% Value
Asset-Backed Securities  3.8%
Anchorage Capital CLO 20, Ltd.
$ 250,000
7.470%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 245,987
Anchorage Capital CLO 21, Ltd.
250,000
6.170%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
247,532
Balboa Bay Loan Funding, Ltd.
300,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,007
Barings Loan Partners CLO, Ltd. 2
500,000
5.920%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
490,622
Business Jet Securities, LLC
168,050
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
164,524
404,191
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
409,396
330,657
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
328,359
CarVal CLO, Ltd.
300,000
7.972%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,032
Cascade Funding Mortgage Trust,
LLC
156,103
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
154,586
College Avenue Student Loans,
LLC
49,397
6.091%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
49,786
GMAC Mortgage Corporation
Loan Trust
9,917
4.941%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
4,971
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
480,545
425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
424,551
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
430,636
HTAP Issuer Trust
280,367
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
277,895
Madison Park Funding XVIII, Ltd.
650,000
6.431%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
650,205
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
410,995
MFA Trust
380,955
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
381,739
Principal
Amount Long-Term Fixed Income  48.4% Value
Asset-Backed Securities  3.8% - continued
Pagaya AI Debt Grantor Trust
$ 208,000
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
$ 208,845
333,985
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
333,716
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
139,659
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
140,880
Palmer Square Loan Funding, Ltd.
750,000
6.806%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
734,986
250,000
5.956%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
245,491
250,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
244,281
Pretium Mortgage Credit Partners,
LLC
270,434
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,d
272,600
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
494,450
364,655
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,d
365,860
463,732
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
464,189
Radnor Re, Ltd.
550,000
7.220%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
554,033
RCO VII Mortgage, LLC
252,236
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
253,476
Sculptor CLO XXVIII, Ltd.
500,000
6.220%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
493,637
Signal Peak CLO 1, Ltd.
300,000
6.230%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
295,261
Stanwich Mortgage Loan
Company, LLC
16,023
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
16,041
Sunnova Hestia II Issuer, LLC
328,094
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
327,068
Symphony CLO XX, Ltd.
500,000
7.261%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
498,608
TCW CLO, Ltd.
450,000
6.082%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
447,071
Unlock HEA Trust
308,107
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
307,902

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Asset-Backed Securities  3.8% - continued
$ 266,671
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
$ 266,531
386,122
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
379,629
Upstart Securitization Trust
31,122
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
31,170
VERDE CLO, Ltd.
500,000
7.456%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
498,611
Vericrest Opportunity Loan
Transferee
188,472
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
188,343
215,747
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
215,661
57,235
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
57,199
371,460
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
371,126
212,565
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
212,334
316,070
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
315,664
255,716
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
251,059
Whitebox CLO I, Ltd.
150,000
6.275%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
148,784
Wind River CLO, Ltd.
98,856
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
98,850
Total 15,485,724
Basic Materials  0.6%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
41,000 8.625%,  6/15/2029
a
42,321
Alumina, Pty. Ltd.
24,000 6.125%,  3/15/2030
a
23,800
ATI, Inc.
56,000 7.250%,  8/15/2030 58,242
Avient Corporation
21,000 6.250%,  11/1/2031
a
20,776
Cascades, Inc./Cascades USA,
Inc.
53,000 5.125%,  1/15/2026
a,e
52,711
Celanese US Holdings, LLC
35,000 6.600%,  11/15/2028 35,383
19,000 6.500%,  4/15/2030 18,565
24,000 6.629%,  7/15/2032 23,595
6,000 6.750%,  4/15/2033
e
5,632
Cerdia Finanz GmbH
47,000 9.375%,  10/3/2031
a
47,294
Chemours Company
66,000 5.750%,  11/15/2028
a
59,784
Principal
Amount Long-Term Fixed Income  48.4% Value
Basic Materials  0.6% - continued
Chevron Phillips Chemical
Company, LLC/Chevron Phillips
Chemical Company, LP
$ 97,000 4.750%,  5/15/2030
a
$ 97,651
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027 30,583
75,000 4.625%,  3/1/2029
a,e
68,375
32,000 6.875%,  11/1/2029
a
30,993
28,000 4.875%,  3/1/2031
a
24,019
19,000 7.375%,  5/1/2033
a
17,861
28,000 6.250%,  10/1/2040 22,108
Consolidated Energy Finance SA
161,000 5.625%,  10/15/2028
a
125,297
CVR Partners, LP/CVR Nitrogen
Finance Corporation
49,000 6.125%,  6/15/2028
a
47,357
Eastman Chemical Company
75,000 5.000%,  8/1/2029 75,568
Ecolab, Inc.
51,000 2.125%,  2/1/2032 43,493
First Quantum Minerals, Ltd.
16,000 6.875%,  10/15/2027
a
15,804
FMC Corporation
41,000 5.150%,  5/18/2026 41,051
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
27,682
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
a
56,371
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,076
Hudbay Minerals, Inc.
47,000 4.500%,  4/1/2026
a
46,121
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
32,000 9.000%,  7/1/2028
a
32,033
INEOS Finance plc
84,000 7.500%,  4/15/2029
a
78,899
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
a
66,777
Magnera Corporation
62,000 7.250%,  11/15/2031
a
58,629
Mercer International, Inc.
32,000 5.125%,  2/1/2029 26,321
Methanex Corporation
41,000 5.125%,  10/15/2027 40,245
27,000 5.250%,  12/15/2029 25,645
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
23,672
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
41,611
17,000 8.500%,  5/1/2030
a
15,443
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
58,000 5.350%,  3/15/2034 58,965
Novelis Corporation
12,000 3.250%,  11/15/2026
a
11,638
29,000 4.750%,  1/30/2030
a
26,967
25,000 3.875%,  8/15/2031
a
21,577

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Basic Materials  0.6% - continued
Olin Corporation
$ 27,000 6.625%,  4/1/2033
a
$ 25,619
Peabody Energy Corporation,
Convertible
137,000 3.250%,  3/1/2028 136,315
Sherwin-Williams Company
40,000 4.800%,  9/1/2031 40,046
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054
a
57,520
SNF Group SACA
65,000 3.375%,  3/15/2030
a
58,762
Steel Dynamics, Inc.
38,000 5.250%,  5/15/2035 37,647
SunCoke Energy, Inc.
91,000 4.875%,  6/30/2029
a
83,599
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
56,544
Tronox, Inc.
28,000 4.625%,  3/15/2029
a,e
22,665
Total 2,235,652
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
57,879
AECOM
29,000 5.125%,  3/15/2027 28,934
Amsted Industries, Inc.
35,000 4.625%,  5/15/2030
a
33,083
56,000 6.375%,  3/15/2033
a
56,252
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,418
24,000 6.250%,  3/15/2033
a
24,461
Axon Enterprise, Inc., Convertible
49,000 0.500%,  12/15/2027 132,800
Beacon Roofing Supply, Inc.
39,000 6.750%,  4/30/2032
a
39,101
Boeing Company
39,000 6.858%,  5/1/2054 41,653
136,000 2.196%,  2/4/2026 133,249
56,000 3.250%,  3/1/2028 53,635
18,000 5.150%,  5/1/2030 18,172
20,000 6.528%,  5/1/2034 21,483
Bombardier, Inc.
38,000 6.000%,  2/15/2028
a
37,578
50,000 7.250%,  7/1/2031
a
51,193
79,000 7.000%,  6/1/2032
a,e
79,927
Brundage-Bone Concrete
Pumping Holdings, Inc.
30,000 7.500%,  2/1/2032
a
29,275
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
33,581
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
36,423
Canpack SA/Canpack US, LLC
83,000 3.875%,  11/15/2029
a
75,974
Carrier Global Corporation
76,000 2.722%,  2/15/2030 70,171
Chart Industries, Inc.
66,000 7.500%,  1/1/2030
a
68,474
Principal
Amount Long-Term Fixed Income  48.4% Value
Capital Goods  1.2% - continued
Clean Harbors, Inc.
$ 55,000 6.375%,  2/1/2031
a
$ 56,023
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
9,066
11,000 8.750%,  4/15/2030
a
11,334
26,000 6.750%,  4/15/2032
a
26,585
Crown Cork & Seal Company, Inc.
35,000 7.375%,  12/15/2026 35,994
Deere & Company
43,000 5.700%,  1/19/2055 44,238
Emerson Electric Company
55,000 5.000%,  3/15/2035 55,805
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
87,213
ESAB Corporation
52,000 6.250%,  4/15/2029
a
52,761
Fluor Corporation, Convertible
87,000 1.125%,  8/15/2029 91,524
General Dynamics Corporation
21,000 4.950%,  8/15/2035
f
21,070
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
a
84,778
H&E Equipment Services, Inc.
40,000 3.875%,  12/15/2028
a
39,830
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,798
46,000 6.625%,  6/15/2029
a
45,444
Holcim Finance US, LLC
44,000 5.400%,  4/7/2035
a
43,978
Honeywell International, Inc.
78,000 5.250%,  3/1/2054 73,133
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 66,367
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 54,044
Ingersoll Rand, Inc.
65,000 5.176%,  6/15/2029 66,280
20,000 5.700%,  8/14/2033 20,553
JBT Marel Corporation,
Convertible
65,000 0.250%,  5/15/2026 63,772
John Deere Capital Corporation
41,000 3.900%,  6/7/2032 39,067
21,000 5.150%,  9/8/2033 21,456
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 42,666
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 48,102
Martin Marietta Materials, Inc.
30,000 5.150%,  12/1/2034 29,837
MKS Instruments, Inc., Convertible
228,000 1.250%,  6/1/2030
a
196,064
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
44,127
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
a
63,449

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Capital Goods  1.2% - continued
New Enterprise Stone and Lime
Company, Inc.
$ 82,000 5.250%,  7/15/2028
a
$ 79,600
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 70,912
20,000 4.700%,  3/15/2033 19,759
OI European Group BV
57,000 4.750%,  2/15/2030
a
52,773
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
a
44,887
23,000 7.375%,  6/1/2032
a
22,444
Parker-Hannifin Corporation
28,000 4.250%,  9/15/2027 28,031
Patrick Industries, Inc., Convertible
45,000 1.750%,  12/1/2028
e
59,292
Quikrete Holdings, Inc.
96,000 6.375%,  3/1/2032
a
96,541
Republic Services, Inc.
42,000 5.000%,  12/15/2033 42,253
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
57,535
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,359
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
a
60,711
RTX Corporation
60,000 5.750%,  1/15/2029 62,716
162,000 4.500%,  6/1/2042 140,715
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,325
Smyrna Ready Mix Concrete, LLC
83,000 8.875%,  11/15/2031
a
85,156
Spirit AeroSystems, Inc.
150,000 4.600%,  6/15/2028 145,006
15,000 9.750%,  11/15/2030
a
16,604
SRM Escrow Issuer, LLC
24,000 6.000%,  11/1/2028
a
23,448
Standard Building Solutions, Inc.
27,000 6.500%,  8/15/2032
a
27,336
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,402
28,000 3.375%,  1/15/2031
a
24,723
Textron, Inc.
56,000 3.650%,  3/15/2027 55,052
TopBuild Corporation
17,000 4.125%,  2/15/2032
a
15,298
Trane Technologies Financing, Ltd.
64,000 5.100%,  6/13/2034 64,193
TransDigm, Inc.
24,000 6.750%,  8/15/2028
a
24,482
93,000 7.125%,  12/1/2031
a
96,663
78,000 6.625%,  3/1/2032
a
79,900
64,000 6.000%,  1/15/2033
a
63,867
Trivium Packaging Finance
41,000 5.500%,  8/15/2026
a
40,597
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 69,005
85,000 4.000%,  7/15/2030 79,178
Principal
Amount Long-Term Fixed Income  48.4% Value
Capital Goods  1.2% - continued
Veralto Corporation
$ 38,000 5.350%,  9/18/2028 $ 39,218
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,990
Waste Pro USA, Inc.
55,000 7.000%,  2/1/2033
a
56,115
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,370
19,000 6.625%,  3/15/2032
a
19,327
30,000 6.375%,  3/15/2033
a
30,348
Total 4,735,205
Collateralized Mortgage Obligations  5.6%
A&D Mortgage Trust
178,986
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
181,687
397,746
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
402,634
372,190
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
373,242
ACRA Trust
382,262
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
383,898
Banc of America Alternative Loan
Trust
222,362
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 197,477
Banc of America Mortgage
Securities Trust
19,907
5.703%,  9/25/2035, Ser.
2005-H, Class 2A1
b
17,222
50,461
6.376%,  9/25/2035, Ser.
2005-H, Class 3A1
b
47,041
CAFL Issuer, LLC
345,712
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
344,865
CHNGE Mortgage Trust
181,915
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
176,537
228,720
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
228,768
190,567
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
191,124
349,636
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
348,257
200,535
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
202,672
351,367
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
352,049
CIM Trust
369,065
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
371,126
Citigroup Mortgage Loan Trust,
Inc.
81,783
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 80,362
130,698
5.287%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
115,230
COLT Mortgage Loan Trust
297,822
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
299,594

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Collateralized Mortgage Obligations  5.6% -
continued
CSMC Trust
$ 233,760
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
$ 233,352
192,157
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
164,276
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
110,600
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 96,239
Federal Home Loan Mortgage
Corporation - REMIC
647,776
4.000%,  1/25/2051, Ser.
5249, Class LA 637,673
340,424
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 277,865
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 398,696
60,185
3.000%,  5/15/2027, Ser.
4046, Class GI
g
978
202,319
3.500%,  10/15/2032, Ser.
4119, Class KI
g
16,039
165,628
3.000%,  4/15/2033, Ser.
4203, Class DI
g
6,638
Federal Home Loan Mortgage
Corporation STRIPS
307,317
3.500%,  8/15/2035, Ser.
345, Class C8
g
28,988
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 425,556
315,702
4.500%,  6/25/2052, Ser.
2022-43, Class MA 314,836
98,497
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,880
76,920
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
1,362
60,048
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
535
238,511
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
5,234
182,120
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
3,749
67,693
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
1,384
154,763
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
2,927
125,911
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
2,698
115,108
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
2,859
22,657
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
88
194,413
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
14,321
Flagstar Mortgage Trust
128,842
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
115,815
GCAT Trust
580,232
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
588,731
267,346
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
251,296
Principal
Amount Long-Term Fixed Income  48.4% Value
Collateralized Mortgage Obligations  5.6% -
continued
$ 525,797
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
$ 528,035
GMAC Mortgage Corporation
Loan Trust
80,506
3.980%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
68,351
GMACM Mortgage Loan Trust
45,909
3.673%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
39,135
GS Mortgage-Backed Securities
Trust
504,825
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
505,117
Home RE, Ltd.
350,000
8.954%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
360,491
131,413
7.854%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
131,823
IndyMac INDA Mortgage Loan
Trust
465,061
3.800%,  8/25/2036, Ser.
2006-AR1, Class A1
b
357,165
J.P. Morgan Alternative Loan Trust
56,984
5.070%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
42,098
J.P. Morgan Mortgage Trust
180,372
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
155,411
419,173
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
416,658
68,004
5.368%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
47,446
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
354,130
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
303,019
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
506,268
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
202,609
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
502,074
Merrill Lynch Alternative Note
Asset Trust
248,085
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 83,584
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
251,174
MortgageIT Securities Corporation
Mortgage Loan Trust
511,681
4.901%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
439,639
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
252,555
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
302,990

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Collateralized Mortgage Obligations  5.6% -
continued
PMT Loan Trust
$ 294,037
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
$ 296,208
Pretium Mortgage Credit Partners,
LLC
222,370
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,d
222,254
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
149,150
PRKCM Trust
302,869
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
304,917
267,282
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
272,689
PRPM Trust
160,000
6.290%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
159,013
PRPM, LLC
289,597
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
282,979
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
278,108
252,869
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
253,393
451,689
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
451,598
471,136
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
471,743
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
301,058
400,000
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d,f
400,933
RCO IX Mortgage, LLC
325,000
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d,h
325,000
Residential Accredit Loans, Inc.
Trust
71,048
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 62,562
56,912
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 44,824
Residential Asset Securitization
Trust
83,687
4.957%,  1/25/2034, Ser.
2004-IP1, Class A1
b
78,442
Residential Funding Mortgage
Security I Trust
135,877
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 108,397
Roc Mortgage Trust
60,842
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
60,739
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
399,104
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
301,145
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
653,523
Principal
Amount Long-Term Fixed Income  48.4% Value
Collateralized Mortgage Obligations  5.6% -
continued
Structured Adjustable Rate
Mortgage Loan Trust
$ 44,618
5.146%,  7/25/2035, Ser.
2005-15, Class 4A1
b
$ 37,862
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
401,845
Triangle Re, Ltd.
332,421
7.720%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
336,522
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
547,949
Verus Securitization Trust
550,000
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
551,098
226,076
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
202,492
441,146
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
441,899
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
403,160
Total 22,558,178
Commercial Mortgage-Backed Securities  1.0%
BANK 2018-BNK12
600,000
4.472%,  5/15/2061, Ser.
2018-BN12, Class AS
b
585,347
BANK 2025-BNK49
2,199,420
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
108,232
BBCMS Mortgage Trust
2,237,079
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
155,295
Benchmark Mortgage Trust
425,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM 441,842
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
638,139
HTAP Issuer Trust
495,974
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
488,434
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
538,642
Silver Hill Trust
15,258
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
14,982
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
251,971
Velocity Commercial Capital Loan
Trust
236,331
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
238,077
263,499
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
266,440

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Commercial Mortgage-Backed Securities  1.0%
- continued
$ 291,196
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
$ 298,533
Total 4,025,934
Communications Services  1.4%
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
14,384
American Tower Corporation
75,000 4.400%,  2/15/2026 74,899
40,000 1.450%,  9/15/2026 38,359
62,000 5.500%,  3/15/2028 63,773
40,000 5.800%,  11/15/2028 41,656
56,000 3.800%,  8/15/2029 54,136
36,000 5.000%,  1/31/2030 36,572
87,000 4.900%,  3/15/2030 87,859
AppLovin Corporation
58,000 5.500%,  12/1/2034 57,942
AT&T, Inc.
64,000 5.700%,  3/1/2057 60,728
198,000 3.550%,  9/15/2055 132,596
118,000 4.300%,  2/15/2030 117,068
40,000 5.400%,  2/15/2034 40,847
Bell Telephone Company of
Canada
31,500 7.000%,  9/15/2055
b
31,259
39,000 5.100%,  5/11/2033 38,621
Cable One, Inc., Convertible
54,000 1.125%,  3/15/2028 43,200
CCO Holdings, LLC/CCO Holdings
Capital Corporation
195,000 5.125%,  5/1/2027
a
192,333
12,000 5.000%,  2/1/2028
a
11,708
46,000 5.375%,  6/1/2029
a
44,997
56,000 4.250%,  2/1/2031
a
50,597
203,000 4.750%,  2/1/2032
a,e
183,707
57,000 4.250%,  1/15/2034
a
48,016
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
142,000 4.200%,  3/15/2028 139,532
56,000 5.050%,  3/30/2029 55,931
63,000 6.550%,  6/1/2034 64,970
Clear Channel Outdoor Holdings,
Inc.
48,000 5.125%,  8/15/2027
a
46,670
36,000 7.875%,  4/1/2030
a
36,016
Comcast Corporation
117,000 5.650%,  6/1/2054 112,964
138,000 3.400%,  4/1/2030 131,611
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 60,144
24,000 4.900%,  9/1/2029 24,058
Deluxe Corporation
57,000 8.125%,  9/15/2029
a
57,077
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 155,303
DIRECTV Financing, LLC
13,000 8.875%,  2/1/2030
a
12,404
Principal
Amount Long-Term Fixed Income  48.4% Value
Communications Services  1.4% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 163,000 5.875%,  8/15/2027
a
$ 157,535
43,000 10.000%,  2/15/2031
a
40,721
FiberCop SPA
66,000 6.000%,  9/30/2034
a
60,949
Frontier Communications
Holdings, LLC
60,000 5.875%,  10/15/2027
a
59,932
GCI, LLC
70,000 4.750%,  10/15/2028
a
66,223
Gray Media, Inc.
25,000 10.500%,  7/15/2029
a,e
25,662
Iliad Holding SASU
74,000 8.500%,  4/15/2031
a
78,058
40,000 7.000%,  4/15/2032
a
40,545
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
a
40,274
Level 3 Financing, Inc.
13,000 3.625%,  1/15/2029
a
10,043
27,212 10.500%,  4/15/2029
a
30,130
26,000 4.875%,  6/15/2029
a
22,685
27,212 11.000%,  11/15/2029
a
30,409
34,000 10.500%,  5/15/2030
a
36,756
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
81,308
Meta Platforms, Inc.
73,000 5.550%,  8/15/2064 70,222
41,000 3.850%,  8/15/2032 39,120
70,000 4.750%,  8/15/2034 69,718
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,682
38,000 4.750%,  11/1/2028
a,e
35,783
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
44,000 4.625%,  3/15/2030
a
40,660
Paramount Global
61,000 6.375%,  3/30/2062
b
58,677
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
a
48,272
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,b
43,817
18,000 7.000%,  4/15/2055
b
18,134
72,500 7.125%,  4/15/2055
b
72,237
59,000 5.000%,  2/15/2029 59,506
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
11,878
Sirius XM Radio, LLC
125,000 5.000%,  8/1/2027
a
123,497
40,000 4.000%,  7/15/2028
a
37,629
Snap, Inc., Convertible
115,000 0.500%,  5/1/2030
a
94,013
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 132,628
60,000 8.750%,  3/15/2032 72,017
Take-Two Interactive Software, Inc.
51,000 5.600%,  6/12/2034 51,933
TEGNA, Inc.
87,000 4.625%,  3/15/2028 83,126

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Communications Services  1.4% - continued
Telecom Italia Capital SA
$ 25,000 6.000%,  9/30/2034 $ 24,130
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 36,345
72,000 5.250%,  6/15/2055 64,423
75,000 3.375%,  4/15/2029 71,411
34,000 5.125%,  5/15/2032 34,376
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
84,000 4.750%,  4/15/2028
a
80,394
30,000 6.500%,  2/15/2029
a
27,445
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
10,685
92,000 4.500%,  5/1/2029
a
78,892
42,000 7.375%,  6/30/2030
a
38,256
25,000 8.500%,  7/31/2031
a
23,607
Verizon Communications, Inc.
45,000 5.500%,  2/23/2054
e
43,166
56,000 3.150%,  3/22/2030 52,703
93,000 2.355%,  3/15/2032 79,381
70,000 4.780%,  2/15/2035 68,057
62,000 5.250%,  4/2/2035 62,318
Viasat, Inc.
25,000 5.625%,  4/15/2027
a
24,491
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a,e
28,931
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
68,360
Virgin Media Vendor Financing
Notes IV DAC
37,000 5.000%,  7/15/2028
a
35,785
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
29,260
Vodafone Group plc
27,000 4.125%,  6/4/2081
b
23,987
42,000 5.125%,  6/4/2081
b
31,226
37,000 5.875%,  6/28/2064 34,937
69,000 7.000%,  4/4/2079
b
70,894
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
77,666
Warnermedia Holdings, Inc.
154,000 4.279%,  3/15/2032 131,867
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
33,000 8.250%,  10/1/2031
a
33,783
Zegona Finance plc
29,000 8.625%,  7/15/2029
a
30,839
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a
29,255
Ziggo BV
30,000 4.875%,  1/15/2030
a
27,619
Total 5,814,205
Consumer Cyclical  2.0%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
37,756
60,000 5.625%,  9/15/2029
a
59,801
Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Cyclical  2.0% - continued
Adient Global Holdings, Ltd.
$ 16,000 8.250%,  4/15/2031
a
$ 15,839
26,000 7.500%,  2/15/2033
a
24,637
Alimentation Couche-Tard, Inc.
64,000 5.617%,  2/12/2054
a
58,857
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
93,000 4.625%,  6/1/2028
a
89,052
45,000 4.625%,  6/1/2028
a
43,249
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
17,069
Amazon.com, Inc.
32,000 1.500%,  6/3/2030 28,119
American Axle & Manufacturing,
Inc.
78,000 5.000%,  10/1/2029
e
68,406
American Honda Finance
Corporation
60,000 4.900%,  1/10/2034
e
58,892
Asbury Automotive Group, Inc.
47,000 5.000%,  2/15/2032
a
42,833
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
37,009
31,000 4.625%,  4/1/2030
a
28,419
Aston Martin Capital Holdings, Ltd.
43,000 10.000%,  3/31/2029
a
36,945
Bath & Body Works, Inc.
20,000 6.950%,  3/1/2033 19,804
Belron UK Finance plc
45,000 5.750%,  10/15/2029
a
44,943
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 31,812
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
60,599
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
a
42,824
Brinker International, Inc.
28,000 8.250%,  7/15/2030
a
29,376
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
42,000 4.875%,  2/15/2030
a
36,563
Burlington Stores, Inc., Convertible
49,000 1.250%,  12/15/2027 62,769
Caesars Entertainment, Inc.
108,000 4.625%,  10/15/2029
a,e
99,701
33,000 6.500%,  2/15/2032
a
33,173
27,000 6.000%,  10/15/2032
a,e
25,454
Carnival Corporation
79,000 7.625%,  3/1/2026
a
79,101
110,000 5.750%,  3/1/2027
a
109,611
25,000 4.000%,  8/1/2028
a
23,844
16,000 6.000%,  5/1/2029
a
15,906
17,000 6.125%,  2/15/2033
a
16,856
Carnival Corporation, Convertible
159,000 5.750%,  12/1/2027 254,241
Carvana Company
9,454
9.000%,PIK 0.000%,
12/1/2028
a,i
9,719

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Cyclical  2.0% - continued
$ 30,000 11.000%,  6/1/2030
a
$ 31,765
48,000 9.000%,  6/1/2031
a
54,027
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
a
38,762
34,000 6.750%,  5/1/2031
a
34,339
Clarios Global, LP/Clarios US
Finance Company, Inc.
33,000 6.750%,  5/15/2028
a
33,515
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 19,100
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
25,986
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,065
Dana, Inc.
27,000 5.625%,  6/15/2028 26,774
40,000 4.500%,  2/15/2032 35,997
DraftKings Holdings, Inc.,
Convertible
205,000 Zero Coupon,  3/15/2028 179,855
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,398
Expedia Group, Inc.
105,000 5.400%,  2/15/2035 103,360
Expedia Group, Inc., Convertible
82,000 Zero Coupon,  2/15/2026 79,988
EZCORP, Inc., Convertible
40,000 3.750%,  12/15/2029
a
65,120
Ford Motor Company, Convertible
167,000 Zero Coupon,  3/15/2026 164,161
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 63,165
67,000 7.122%,  11/7/2033 67,473
Forestar Group, Inc.
46,000 6.500%,  3/15/2033
a
44,737
FORVIA SE
61,000 8.000%,  6/15/2030
a
60,730
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,083
58,000 3.875%,  10/1/2031
a
49,690
Garrett Motion Holdings, Inc./
Garrett LX I SARL
40,000 7.750%,  5/31/2032
a
39,919
General Motors Financial
Company, Inc.
29,000 2.750%,  6/20/2025 28,910
64,000 5.800%,  6/23/2028 65,289
47,000 5.800%,  1/7/2029 47,970
75,000 4.900%,  10/6/2029 73,752
27,000 5.750%,  2/8/2031 27,256
34,000 5.625%,  4/4/2032 33,739
90,000 5.950%,  4/4/2034 89,588
Genting New York, LLC/GENNY
Capital, Inc.
23,000 7.250%,  10/1/2029
a
22,985
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
45,000 8.750%,  1/15/2032
a
36,047
Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Cyclical  2.0% - continued
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
$ 27,000 3.500%,  3/1/2029
a
$ 25,151
Goodyear Tire & Rubber Company
27,000 4.875%,  3/15/2027 26,606
25,000 5.000%,  7/15/2029 23,779
39,000 5.250%,  4/30/2031 36,333
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
36,368
Hanesbrands, Inc.
38,000 9.000%,  2/15/2031
a
39,368
Harley-Davidson Financial
Services, Inc.
59,000 5.950%,  6/11/2029
a
58,756
Hilton Domestic Operating
Company, Inc.
58,000 4.875%,  1/15/2030 56,837
14,000 4.000%,  5/1/2031
a
12,839
80,000 3.625%,  2/15/2032
a
70,767
Home Depot, Inc.
36,000 5.300%,  6/25/2054 34,174
36,000 5.400%,  6/25/2064 34,170
61,000 3.250%,  4/15/2032 55,864
Hyundai Capital America
56,000 3.000%,  2/10/2027
a
54,292
39,000 6.500%,  1/16/2029
a
40,723
International Game Technology plc
90,000 5.250%,  1/15/2029
a
87,987
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
a
31,850
K Hovnanian Enterprises, Inc.
34,000 11.750%,  9/30/2029
a
36,022
KB Home
55,000 4.800%,  11/15/2029 53,082
36,000 4.000%,  6/15/2031 32,444
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
137,377
35,000 6.875%,  11/1/2035 35,007
Las Vegas Sands Corporation
40,000 5.900%,  6/1/2027 40,516
LCI Industries, Convertible
66,000 3.000%,  3/1/2030
a
60,885
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
34,890
Light & Wonder International, Inc.
17,000 7.250%,  11/15/2029
a
17,332
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a
29,364
Live Nation Entertainment, Inc.,
Convertible
105,000 3.125%,  1/15/2029 147,682
116,000 2.875%,  1/15/2030
a
119,944
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 92,662
Macy's Retail Holdings, LLC
26,000 5.875%,  4/1/2029
a,e
24,656
27,000 6.125%,  3/15/2032
a,e
24,311
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 42,371
55,000 5.100%,  4/15/2032 54,941

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Cyclical  2.0% - continued
Marriott Vacations Worldwide
Corporation, Convertible
$ 67,000 Zero Coupon,  1/15/2026 $ 63,905
40,000 3.250%,  12/15/2027 36,520
Match Group Holdings II, LLC
26,000 4.125%,  8/1/2030
a
23,511
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
a
49,540
McDonald's Corporation
39,000 4.950%,  8/14/2033 39,372
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
67,678
70,000 7.625%,  4/17/2032
a
67,534
Meritage Homes Corporation
72,000 5.650%,  3/15/2035 70,235
Meritage Homes Corporation,
Convertible
45,000 1.750%,  5/15/2028
a
43,695
Michaels Companies, Inc.
40,000 5.250%,  5/1/2028
a
20,843
NCL Corporation, Ltd.
5,000 5.875%,  3/15/2026
a
4,975
73,000 5.875%,  2/15/2027
a
72,659
54,000 6.750%,  2/1/2032
a
52,728
Nissan Motor Company, Ltd.
63,000 4.810%,  9/17/2030
a
58,217
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,e
61,398
Phinia, Inc.
36,000 6.625%,  10/15/2032
a
35,324
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
20,000 5.750%,  4/15/2026
a
19,980
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
43,817
47,000 9.750%,  4/15/2029
a
49,576
24,000 8.125%,  12/15/2029
a,b,j
22,574
Raven Acquisition Holdings, LLC
49,000 6.875%,  11/15/2031
a
47,792
Royal Caribbean Cruises, Ltd.
123,000 4.250%,  7/1/2026
a
121,318
17,000 5.625%,  9/30/2031
a
16,869
S&S Holdings, LLC
58,384 8.375%,  10/1/2031
a
54,866
Saks Global Enterprises, LLC
59,000 11.000%,  12/15/2029
a
35,786
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
20,000 6.625%,  3/1/2030
a
19,036
SeaWorld Parks and
Entertainment, Inc.
65,000 5.250%,  8/15/2029
a
61,781
Service Corporation International/
US
27,000 3.375%,  8/15/2030 24,174
38,000 5.750%,  10/15/2032 37,515
Six Flags Entertainment
Corporation
13,000 7.000%,  7/1/2025
a,e
13,010
14,000 7.250%,  5/15/2031
a
14,192
Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Cyclical  2.0% - continued
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
$ 14,000 5.375%,  4/15/2027 $ 13,932
65,000 5.250%,  7/15/2029 61,796
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
14,000 6.625%,  5/1/2032
a
14,126
Sonic Automotive, Inc.
53,000 4.875%,  11/15/2031
a
48,387
Staples, Inc.
28,000 10.750%,  9/1/2029
a
24,260
Station Casinos, LLC
47,000 4.625%,  12/1/2031
a
42,487
Tenneco, Inc.
52,000 8.000%,  11/17/2028
a
49,676
Toyota Motor Credit Corporation
39,000 5.550%,  11/20/2030 40,974
39,000 4.800%,  1/5/2034 38,791
Tractor Supply Company
40,000 5.250%,  5/15/2033 40,168
Uber Technologies, Inc.
51,000 5.350%,  9/15/2054 46,709
60,000 4.800%,  9/15/2034 58,128
Uber Technologies, Inc.,
Convertible
80,000 Zero Coupon,  12/15/2025 89,520
137,000 0.875%,  12/1/2028 179,539
Vail Resorts, Inc., Convertible
83,000 Zero Coupon,  1/1/2026 79,784
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
141,507
Victoria's Secret & Company
73,000 4.625%,  7/15/2029
a,e
63,645
Viking Cruises, Ltd.
139,000 5.875%,  9/15/2027
a
138,718
Volkswagen Group of America
Finance, LLC
14,000 3.350%,  5/13/2025
a
13,993
Walgreens Boots Alliance, Inc.
17,000 4.100%,  4/15/2050 14,847
60,000 3.200%,  4/15/2030 56,460
Walmart, Inc.
50,000 4.900%,  4/28/2035 50,648
Wayfair, LLC
17,000 7.250%,  10/31/2029
a
15,528
47,000 7.750%,  9/15/2030
a
42,879
Wyndham Hotels & Resorts, Inc.
47,000 4.375%,  8/15/2028
a
45,144
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
67,052
Yum! Brands, Inc.
74,000 4.750%,  1/15/2030
a
71,821
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
43,240

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Cyclical  2.0% - continued
$ 25,000 6.750%,  4/23/2030
a
$ 22,814
Total 8,011,067
Consumer Non-Cyclical  2.1%
1261229 B.C., Ltd.
49,000 10.000%,  4/15/2032
a
47,980
AbbVie, Inc.
98,000 5.500%,  3/15/2064 94,173
112,000 4.500%,  5/14/2035 107,312
59,000 5.350%,  3/15/2044 57,065
Acadia Healthcare Company, Inc.
37,000 5.000%,  4/15/2029
a
34,978
31,000 7.375%,  3/15/2033
a
30,973
AdaptHealth, LLC
118,000 4.625%,  8/1/2029
a
105,503
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
38,000 4.625%,  1/15/2027
a
37,570
91,000 3.500%,  3/15/2029
a
84,877
11,000 6.250%,  3/15/2033
a
11,160
Altria Group, Inc.
39,000 6.200%,  11/1/2028 41,166
Amgen, Inc.
57,000 5.150%,  3/2/2028 58,262
Anheuser-Busch InBev Worldwide,
Inc.
117,000 5.000%,  6/15/2034
e
117,982
ANI Pharmaceuticals, Inc.,
Convertible
55,000 2.250%,  9/1/2029
a
64,294
AstraZeneca Finance, LLC
58,000 5.000%,  2/26/2034 58,567
BAT Capital Corporation
74,000 6.250%,  8/15/2055 72,280
44,000 6.343%,  8/2/2030 47,029
40,000 7.750%,  10/19/2032 45,718
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,621
Bausch Health Companies, Inc.
56,000 4.875%,  6/1/2028
a
45,480
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 44,310
56,000 2.823%,  5/20/2030 51,244
BellRing Brands, Inc.
21,000 7.000%,  3/15/2030
a
21,788
BioMarin Pharmaceutical, Inc.,
Convertible
107,000 1.250%,  5/15/2027 99,403
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 60,453
Bristol-Myers Squibb Company
78,000 5.550%,  2/22/2054 75,145
39,000 5.750%,  2/1/2031 41,509
19,000 5.900%,  11/15/2033 20,275
Bunge, Ltd. Finance Corporation
21,000 4.650%,  9/17/2034 20,369
Campbell's Company
124,000 5.400%,  3/21/2034 124,993
Cargill, Inc.
84,000 2.125%,  11/10/2031
a
72,381
Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Non-Cyclical  2.1% - continued
$ 128,000 5.125%,  2/11/2035
a
$ 128,269
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
22,000 9.500%,  10/15/2029
a
18,880
Cencora, Inc.
44,000 5.150%,  2/15/2035 44,077
Central Garden & Pet Company
33,000 4.125%,  10/15/2030 30,224
Champ Acquisition Corporation
20,000 8.375%,  12/1/2031
a
21,070
Chefs' Warehouse, Inc.,
Convertible
128,000 2.375%,  12/15/2028 183,731
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
a
61,439
22,000 8.000%,  12/15/2027
a
22,011
36,000 4.750%,  2/15/2031
a
29,720
40,000 10.875%,  1/15/2032
a
41,300
Cigna Group
39,000 5.600%,  2/15/2054 36,747
49,000 2.400%,  3/15/2030 44,386
Coca-Cola Company
39,000 5.300%,  5/13/2054 37,674
Concentra Health Services, Inc.
24,000 6.875%,  7/15/2032
a
24,571
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 39,254
75,000 3.150%,  8/1/2029 70,612
27,000 4.900%,  5/1/2033 26,347
CVS Health Corporation
53,000 7.000%,  3/10/2055
b
53,612
78,000 6.050%,  6/1/2054 75,132
60,000 6.750%,  12/10/2054
b
59,596
43,000 5.000%,  2/20/2026 43,095
30,000 4.300%,  3/25/2028 29,773
117,000 4.780%,  3/25/2038 105,519
125,000 6.000%,  6/1/2044 121,074
DaVita, Inc.
28,000 3.750%,  2/15/2031
a
24,617
43,000 6.875%,  9/1/2032
a
43,416
Diageo Capital plc
42,000 2.000%,  4/29/2030 37,335
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
49,120
Eli Lilly & Company
78,000 5.000%,  2/9/2054 72,448
28,000 5.500%,  2/12/2055 28,073
80,000 4.700%,  2/27/2033 80,409
Embecta Corporation
29,000 5.000%,  2/15/2030
a
26,101
21,000 6.750%,  2/15/2030
a,e
20,160
Encompass Health Corporation
38,000 4.500%,  2/1/2028 37,462
Endo Finance Holdings, Inc.
27,000 8.500%,  4/15/2031
a,e
28,073
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
a
38,539
24,000 4.375%,  3/31/2029
a
22,392

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Non-Cyclical  2.1% - continued
Envista Holdings Corporation,
Convertible
$ 8,000 2.375%,  6/1/2025
e
$ 7,950
38,000 1.750%,  8/15/2028 34,414
Fortrea Holdings, Inc.
10,000 7.500%,  7/1/2030
a,e
8,678
GE HealthCare Technologies, Inc.
58,000 6.377%,  11/22/2052 60,941
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,905
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 44,908
Grifols SA
54,000 4.750%,  10/15/2028
a
50,267
HCA, Inc.
35,000 5.950%,  9/15/2054 33,116
80,000 5.250%,  3/1/2030 81,356
80,000 5.750%,  3/1/2035 80,709
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
38,000 7.875%,  9/1/2025
a,e
37,895
HLF Financing SARL, LLC/
Herbalife International, Inc.
12,000 12.250%,  4/15/2029
a
12,733
28,000 4.875%,  6/1/2029
a
21,384
Insulet Corporation
16,000 6.500%,  4/1/2033
a
16,323
Insulet Corporation, Convertible
63,000 0.375%,  9/1/2026 77,921
Integer Holdings Corporation,
Convertible
43,000 2.125%,  2/15/2028 66,091
108,000 1.875%,  3/15/2030
a
114,048
Jazz Investments I, Ltd.,
Convertible
110,000 2.000%,  6/15/2026 113,078
122,000 3.125%,  9/15/2030
a
132,488
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
105,000 2.500%,  1/15/2027 101,293
47,000 3.625%,  1/15/2032 42,523
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
75,000 5.950%,  4/20/2035
a
77,181
Johnson & Johnson
78,000 5.250%,  6/1/2054 77,085
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
50,127
Keurig Dr Pepper, Inc.
69,000 3.200%,  5/1/2030 64,635
76,000 5.300%,  3/15/2034
e
77,173
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,111
82,000 5.400%,  3/15/2035 82,541
Kroger Company
37,000 4.500%,  1/15/2029 37,217
Lamb Weston Holdings, Inc.
26,000 4.375%,  1/31/2032
a
23,819
Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Non-Cyclical  2.1% - continued
LifePoint Health, Inc.
$ 27,000 9.875%,  8/15/2030
a
$ 28,721
33,000 11.000%,  10/15/2030
a
36,123
19,000 10.000%,  6/1/2032
a
18,430
Mars, Inc.
12,000 5.650%,  5/1/2045
a
11,917
Mattel, Inc.
122,000 3.375%,  4/1/2026
a
119,662
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,222
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,188
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
85,819
56,000 5.250%,  10/1/2029
a
53,180
MPH Acquisition Holdings, LLC
14,559 5.750%,  12/31/2030
a
11,283
7,603 11.500%,  12/31/2030
a
6,995
Newell Brands, Inc.
28,000 6.375%,  9/15/2027 27,295
28,000 6.625%,  9/15/2029 26,266
15,000 6.375%,  5/15/2030 13,654
Novartis Capital Corporation
91,000 4.700%,  9/18/2054 80,614
Organon & Company/Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
36,784
90,000 5.125%,  4/30/2031
a
75,542
Owens & Minor, Inc.
39,000 10.000%,  4/15/2030
a
40,253
PepsiCo, Inc.
74,000 5.250%,  7/17/2054 71,465
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
38,805
Perrigo Finance Unlimited
Company
46,000 4.900%,  6/15/2030 43,777
22,000 6.125%,  9/30/2032 21,838
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 81,445
40,000 5.625%,  11/17/2029 41,922
39,000 5.125%,  2/13/2031 39,993
40,000 5.750%,  11/17/2032 41,963
59,000 5.250%,  2/13/2034 59,598
34,000 4.900%,  11/1/2034 33,505
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
38,647
51,000 4.500%,  9/15/2031
a
46,412
33,000 6.250%,  10/15/2034
a
32,726
Post Holdings, Inc., Convertible
229,000 2.500%,  8/15/2027 269,663
Prime Healthcare Services, Inc.
38,000 9.375%,  9/1/2029
a
36,228
Radiology Partners, Inc.
20,000 7.775%,  1/31/2029
a
19,569
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a
54,587
59,000 2.076%,  12/13/2031
a
50,789
Royalty Pharma plc
87,000 1.200%,  9/2/2025 85,905

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Consumer Non-Cyclical  2.1% - continued
$ 53,000 5.150%,  9/2/2029 $ 53,552
Select Medical Corporation
25,000 6.250%,  12/1/2032
a,e
24,824
Simmons Foods, Inc.
71,000 4.625%,  3/1/2029
a
65,956
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
29,744
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
4,956
Spectrum Brands, Inc.,
Convertible
132,000 3.375%,  6/1/2029
a
122,367
Star Parent, Inc.
26,000 9.000%,  10/1/2030
a
26,307
Stryker Corporation
53,000 5.200%,  2/10/2035 53,414
Surgery Center Holdings, Inc.
24,000 7.250%,  4/15/2032
a,e
23,946
Sysco Corporation
37,000 5.950%,  4/1/2030 38,959
Takeda Pharmaceutical Company,
Ltd.
102,000 5.650%,  7/5/2054 97,544
87,000 5.000%,  11/26/2028 88,602
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 140,829
40,000 4.375%,  1/15/2030 37,908
67,000 6.750%,  5/15/2031 68,681
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 51,160
US Acute Care Solutions, LLC
52,000 9.750%,  5/15/2029
a
52,789
Varex Imaging Corporation,
Convertible
79,000 4.000%,  6/1/2025 78,763
Viterra Finance BV
80,000 3.200%,  4/21/2031
a
72,562
Winnebago Industries, Inc.,
Convertible
56,000 3.250%,  1/15/2030 48,104
Wyeth, LLC
98,000 6.500%,  2/1/2034 108,016
Zoetis, Inc.
63,000 5.600%,  11/16/2032 65,987
Total 8,561,783
Energy  1.4%
Aethon United BR, LP/Aethon
United Finance Corporation
12,000 7.500%,  10/1/2029
a
12,049
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
54,651
APA Corporation
59,000 4.375%,  10/15/2028
a
56,874
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
29,949
Principal
Amount Long-Term Fixed Income  48.4% Value
Energy  1.4% - continued
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
$ 56,000 8.250%,  12/31/2028
a
$ 56,575
28,000 5.875%,  6/30/2029
a
27,169
Baytex Energy Corporation
38,000 8.500%,  4/30/2030
a
35,311
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
45,777
BP Capital Markets America, Inc.
55,000 4.812%,  2/13/2033 53,980
50,000 5.227%,  11/17/2034 49,959
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,j
47,455
55,000 6.450%,  12/1/2033
b,j
54,764
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
36,635
31,000 6.875%,  7/1/2029
a
31,584
California Resources Corporation
34,000 8.250%,  6/15/2029
a
32,416
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 37,123
39,000 3.250%,  1/31/2032 34,240
62,000 5.950%,  6/30/2033 63,289
Cheniere Energy, Inc.
34,000 5.650%,  4/15/2034 33,863
Civitas Resources, Inc.
38,000 8.375%,  7/1/2028
a
37,333
51,000 8.750%,  7/1/2031
a
48,477
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,016
CNX Resources Corporation,
Convertible
58,000 2.250%,  5/1/2026 133,487
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,592
79,000 6.042%,  8/15/2028
a
81,459
Comstock Resources, Inc.
35,000 6.750%,  3/1/2029
a
33,165
38,000 5.875%,  1/15/2030
a
34,400
ConocoPhillips Company
78,000 4.850%,  1/15/2032 78,125
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
47,022
Crescent Energy Finance, LLC
63,000 7.625%,  4/1/2032
a
57,242
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
62,620
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
21,032
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 82,207
DT Midstream, Inc.
44,000 4.125%,  6/15/2029
a
41,295
Eastern Energy Gas Holdings, LLC
108,000 5.800%,  1/15/2035 111,485
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
55,158

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Energy  1.4% - continued
$ 52,000 7.625%,  1/15/2083
b
$ 53,039
59,000 5.950%,  4/5/2054 56,668
20,000 5.700%,  3/8/2033 20,413
Enerflex, Ltd.
19,000 9.000%,  10/15/2027
a
19,433
Energy Transfer, LP
40,000 5.950%,  5/15/2054 36,364
100,000 8.000%,  5/15/2054
b
103,794
39,000 6.050%,  9/1/2054 35,623
47,000 6.750%,  5/15/2025
b,j
46,845
39,000 4.400%,  3/15/2027 38,904
17,000 7.125%,  5/15/2030
b,j
16,753
40,000 6.400%,  12/1/2030 42,534
Enterprise Products Operating,
LLC
51,000 5.550%,  2/16/2055 47,660
38,000 4.150%,  10/16/2028 37,815
Excelerate Energy, LP
21,000 8.000%,  5/15/2030
a,f
21,332
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 45,919
68,000 7.875%,  5/15/2032 66,165
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
66,805
Hess Midstream Operations, LP
61,000 4.250%,  2/15/2030
a
57,260
Hilcorp Energy I, LP/Hilcorp
Finance Company
63,000 5.750%,  2/1/2029
a
58,987
27,000 6.000%,  4/15/2030
a
24,655
53,000 6.250%,  4/15/2032
a
46,103
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
80,863
ITT Holdings, LLC
71,000 6.500%,  8/1/2029
a
64,827
Kinder Morgan, Inc.
72,000 5.950%,  8/1/2054 68,062
Kodiak Gas Services, LLC
33,000 7.250%,  2/15/2029
a
33,516
Laredo Petroleum, Inc.
37,000 7.750%,  7/31/2029
a
31,200
MEG Energy Corporation
27,000 5.875%,  2/1/2029
a
26,049
MPLX, LP
94,000 1.750%,  3/1/2026 91,582
19,000 5.000%,  3/1/2033 18,355
55,000 5.500%,  6/1/2034 54,094
Nabors Industries, Inc.
27,000 7.375%,  5/15/2027
a
25,458
69,000 9.125%,  1/31/2030
a
62,484
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
20,676
33,000 8.375%,  2/15/2032
a
30,087
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
25,725
Northern Oil and Gas, Inc.
38,000 8.750%,  6/15/2031
a
36,508
Principal
Amount Long-Term Fixed Income  48.4% Value
Energy  1.4% - continued
Northern Oil and Gas, Inc.,
Convertible
$ 83,000 3.625%,  4/15/2029 $ 79,506
NuStar Logistics, LP
54,000 6.375%,  10/1/2030 54,826
Occidental Petroleum Corporation
25,000 5.000%,  8/1/2027 24,984
78,000 8.875%,  7/15/2030 87,394
ONEOK, Inc.
74,000 5.700%,  11/1/2054 65,663
39,000 5.650%,  11/1/2028 40,209
50,000 4.750%,  10/15/2031 48,775
Ovintiv, Inc.
65,000 7.200%,  11/1/2031 68,592
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 37,939
Permian Resources Operating,
LLC
59,000 6.250%,  2/1/2033
a
57,696
Permian Resources Operating,
LLC, Convertible
28,000 3.250%,  4/1/2028 58,702
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 49,171
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
45,347
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
27,190
Range Resources Corporation
45,000 4.750%,  2/15/2030
a
42,543
Rockies Express Pipeline, LLC
69,000 4.950%,  7/15/2029
a
65,958
Saturn Oil & Gas, Inc.
15,000 9.625%,  6/15/2029
a
13,592
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
23,783
SM Energy Company
30,000 6.500%,  7/15/2028 28,756
19,000 7.000%,  8/1/2032
a
17,516
South Bow USA Infrastructure
Holdings, LLC
20,000 5.584%,  10/1/2034
a
19,338
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
27,000 5.875%,  3/1/2027 26,864
Sunoco, LP
82,000 7.000%,  5/1/2029
a
84,309
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 43,788
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
52,000 5.500%,  1/15/2028
a
50,556
41,000 7.375%,  2/15/2029
a
40,851
Talos Production, Inc.
14,000 9.000%,  2/1/2029
a
13,421

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Energy  1.4% - continued
Targa Resources Corporation
$ 54,000 6.125%,  5/15/2055 $ 51,185
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 99,202
TGNR Intermediate Holdings, LLC
59,000 5.500%,  10/15/2029
a
54,218
TotalEnergies Capital SA
117,000 5.488%,  4/5/2054 110,529
TransCanada Trust
100,000 5.875%,  8/15/2076
b
98,543
Transocean Titan Financing, Ltd.
48,857 8.375%,  2/1/2028
a
48,400
Transocean, Inc.
71,200 8.750%,  2/15/2030
a
69,597
UGI Corporation, Convertible
58,000 5.000%,  6/1/2028
a
74,141
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
47,455
Valaris, Ltd.
56,000 8.375%,  4/30/2030
a
52,471
Venture Global Calcasieu Pass,
LLC
35,000 3.875%,  8/15/2029
a
32,054
35,000 4.125%,  8/15/2031
a
31,442
Venture Global LNG, Inc.
101,000 8.125%,  6/1/2028
a
100,300
44,000 9.000%,  9/30/2029
a,b,j
37,820
129,000 8.375%,  6/1/2031
a
124,397
48,000 9.875%,  2/1/2032
a
48,737
Venture Global Plaquemines LNG,
LLC
26,000 7.750%,  5/1/2035
a
26,699
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 69,711
37,000 2.600%,  3/15/2031 32,711
35,000 5.600%,  3/15/2035 35,301
Total 5,867,517
Financials  5.2%
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
17,756
28,000 7.500%,  11/6/2030
a
28,524
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
40,166
54,000 6.500%,  7/15/2025 54,081
103,000 3.000%,  10/29/2028 97,277
Agree, LP
38,000 5.625%,  6/15/2034 38,356
Air Lease Corporation
17,000 3.375%,  7/1/2025 16,957
77,000 4.650%,  6/15/2026
b,j
74,573
46,000 3.125%,  12/1/2030 41,831
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,b,j
48,581
46,000 2.850%,  1/26/2028
a
43,411
Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
$ 27,000 4.250%,  10/15/2027
a
$ 26,053
55,000 6.750%,  4/15/2028
a
55,396
40,000 7.000%,  1/15/2031
a
40,596
Ally Financial, Inc.
86,000 4.700%,  5/15/2026
b,j
79,008
112,000 8.000%,  11/1/2031 124,029
42,000 6.700%,  2/14/2033 41,707
American Express Company
50,000 3.550%,  9/15/2026
b,j
47,842
American International Group, Inc.
79,000 5.125%,  3/27/2033 78,921
Americold Realty Operating
Partnership, LP
75,000 5.600%,  5/15/2032 75,073
Ameriprise Financial, Inc.
86,000 5.200%,  4/15/2035 86,106
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
22,262
66,000 4.875%,  6/30/2029
a
63,012
Aon North America, Inc.
78,000 5.750%,  3/1/2054 75,424
Apollo Debt Solutions BDC
60,000 6.700%,  7/29/2031 61,060
Ares Capital Corporation
100,000 2.150%,  7/15/2026 96,436
47,000 5.875%,  3/1/2029 47,319
Ares Strategic Income Fund
39,000 5.600%,  2/15/2030
a,e
38,291
Arthur J. Gallagher & Company
59,000 5.750%,  7/15/2054 56,852
27,000 5.000%,  2/15/2032 27,107
Assurant, Inc.
62,000 6.100%,  2/27/2026 62,419
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
a
41,953
Avolon Holdings Funding, Ltd.
79,000 5.750%,  3/1/2029
a
80,169
93,000 5.375%,  5/30/2030
a
92,709
Azorra Finance, Ltd.
63,000 7.750%,  4/15/2030
a
62,514
Banco Santander SA
22,000 4.750%,  11/12/2026
b,j
20,754
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,j
69,826
60,000 1.734%,  7/22/2027
b
58,008
80,000 4.376%,  4/27/2028
b
79,868
112,000 3.593%,  7/21/2028
b
109,934
32,000 4.948%,  7/22/2028
b
32,343
70,000 5.819%,  9/15/2029
b
72,911
180,000 3.974%,  2/7/2030
b
176,180
91,000 5.162%,  1/24/2031
b
92,696
135,000 2.687%,  4/22/2032
b
119,404
59,000 2.572%,  10/20/2032
b
51,273
82,000 2.972%,  2/4/2033
b
72,090
59,000 5.468%,  1/23/2035
b
59,844
149,000 5.425%,  8/15/2035
b
145,836
40,000 3.846%,  3/8/2037
b
35,665
Bank of Montreal
40,000 3.088%,  1/10/2037
b
33,789

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
Bank of New York Mellon
Corporation
$ 39,000 6.317%,  10/25/2029
b
$ 41,419
67,000 4.596%,  7/26/2030
b
67,348
39,000 6.474%,  10/25/2034
b
42,638
Bank of Nova Scotia
36,000 4.900%,  6/4/2025
b,j
35,849
Barclays plc
45,000 6.125%,  12/15/2025
b,j
44,737
35,000 2.852%,  5/7/2026
b
34,983
85,000 5.501%,  8/9/2028
b
86,340
57,000 4.972%,  5/16/2029
b
57,250
50,000 6.224%,  5/9/2034
b
52,127
40,000 7.119%,  6/27/2034
b
42,841
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054 36,899
Blackstone Mortgage Trust, Inc.,
Convertible
13,000 5.500%,  3/15/2027 12,597
Blackstone Private Credit Fund
50,000 5.600%,  11/22/2029
a
49,242
Blue Owl Capital Corporation II
38,000 8.450%,  11/15/2026 39,575
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 60,162
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a
18,896
123,000 6.100%,  3/15/2028
a
122,098
20,000 6.750%,  4/4/2029 20,043
BNP Paribas SA
57,000 3.132%,  1/20/2033
a,b
49,798
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 72,886
Brookfield Finance, Inc.
59,000 5.813%,  3/3/2055 56,003
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
67,427
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,j
28,495
62,000 3.273%,  3/1/2030
b
58,427
Centene Corporation
163,000 3.000%,  10/15/2030 143,154
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,j
103,655
83,000 0.900%,  3/11/2026 80,587
94,000 4.000%,  6/1/2026
b,j
91,029
39,000 6.136%,  8/24/2034
b
41,439
CHL Mortgage Pass-Through Trust
21,463
6.669%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
20,805
153,452
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 65,885
Citadel, LP
60,000 6.375%,  1/23/2032
a
61,727
Citigroup, Inc.
47,000 4.000%,  12/10/2025
b,j
45,962
95,000 3.875%,  2/18/2026
b,j
92,393
132,000 1.122%,  1/28/2027
b
128,619
145,000 1.462%,  6/9/2027
b
140,070
Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
$ 81,000 3.070%,  2/24/2028
b
$ 79,011
26,000 7.375%,  5/15/2028
b,e,j
26,323
54,000 7.625%,  11/15/2028
b,j
55,449
150,000 4.075%,  4/23/2029
b
148,265
34,000 7.125%,  8/15/2029
b,j
33,533
32,000 6.950%,  2/15/2030
b,j
31,348
39,000 6.174%,  5/25/2034
b
39,919
45,000 7.000%,  8/15/2034
b,j
44,646
69,000 6.020%,  1/24/2036
b
69,190
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,j
51,671
32,000 5.718%,  7/23/2032
b
32,538
CNA Financial Corporation
78,000 5.125%,  2/15/2034 76,990
Coinbase Global, Inc., Convertible
121,000 0.500%,  6/1/2026 121,182
138,000 0.250%,  4/1/2030 137,103
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,e,j
35,698
21,000 5.982%,  1/30/2030
b
21,258
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
39,622
Constellation Insurance, Inc.
17,000 6.800%,  1/24/2030
a
16,489
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
a,b
28,854
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 76,101
COPT Defense Properties, LP,
Convertible
21,000 5.250%,  9/15/2028
a
23,027
Corebridge Financial, Inc.
63,000 6.375%,  9/15/2054
b
60,695
39,000 6.875%,  12/15/2052
b
39,433
41,000 6.050%,  9/15/2033 42,654
47,000 5.750%,  1/15/2034 47,904
Countrywide Home Loan
Mortgage Pass Through Trust
203,178
5.133%,  11/25/2035, Ser.
2005-22, Class 2A1
b
164,889
Cousins Properties, LP
15,000 5.375%,  2/15/2032 14,866
Credit Acceptance Corporation
34,000 9.250%,  12/15/2028
a
35,932
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
34,154
Credit Suisse Group AG
26,000 7.250%,  N/A
*,k
1,820
36,000 7.500%,  N/A
*,k
2,520
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,j
59,512
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
b
124,981
66,000 2.311%,  11/16/2027
b
63,550
56,000 6.819%,  11/20/2029
b
59,499
61,000 3.742%,  1/7/2033
b
53,805
Digital Realty Trust, LP, Convertible
84,000 1.875%,  11/15/2029
a
87,284
Discover Bank
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
76,597

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
Discover Financial Services
$ 20,000 6.700%,  11/29/2032 $ 21,328
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
a
88,336
Elevance Health, Inc.
78,000 5.650%,  6/15/2054 74,410
123,000 2.550%,  3/15/2031 109,658
Encore Capital Group, Inc.
32,000 8.500%,  5/15/2030
a
33,201
Encore Capital Group, Inc.,
Convertible
34,000 4.000%,  3/15/2029 30,307
Extra Space Storage, LP
40,000 2.400%,  10/15/2031 34,151
Fairfax Financial Holdings, Ltd.
59,000 6.350%,  3/22/2054 59,114
Federal Realty OP, LP, Convertible
25,000 3.250%,  1/15/2029
a
24,900
Fifth Third Bancorp
26,000 4.500%,  9/30/2025
b,j
25,674
41,000 4.772%,  7/28/2030
b
40,862
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 100,039
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
67,841
Fortitude Group Holdings, LLC
113,000 6.250%,  4/1/2030
a
114,655
Fortress Transportation and
Infrastructure Investors, LLC
29,000 5.500%,  5/1/2028
a
28,480
63,000 7.000%,  5/1/2031
a
64,057
40,000 7.000%,  6/15/2032
a
40,532
Freedom Mortgage Corporation
22,000 7.625%,  5/1/2026
a
21,941
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
66,215
28,000 9.125%,  5/15/2031
a
28,310
20,000 8.375%,  4/1/2032
a
19,561
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 39,442
38,000 2.625%,  1/15/2027 35,984
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,247
28,000 8.000%,  6/15/2028
a
29,387
66,000 5.875%,  3/15/2030
a
65,540
Global Aircraft Leasing Company,
Ltd.
72,000 8.750%,  9/1/2027
a
71,739
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
82,000 3.750%,  12/15/2027
a
77,039
goeasy, Ltd.
44,000 9.250%,  12/1/2028
a
46,065
29,000 7.625%,  7/1/2029
a
29,231
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,779
Goldman Sachs Group, Inc.
40,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,j
40,086
Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
$ 48,000 3.650%,  8/10/2026
b,j
$ 45,879
50,000 4.125%,  11/10/2026
b,j
47,756
97,000 1.948%,  10/21/2027
b
93,434
40,000 2.640%,  2/24/2028
b
38,682
166,000 3.615%,  3/15/2028
b
163,359
81,000 4.482%,  8/23/2028
b
81,044
75,000 3.814%,  4/23/2029
b
73,572
37,000 3.800%,  3/15/2030 35,645
37,000 2.615%,  4/22/2032
b
32,525
38,000 2.383%,  7/21/2032
b
32,732
31,000 6.125%,  11/10/2034
b,j
29,228
73,000 5.330%,  7/23/2035
b
72,550
110,000 5.016%,  10/23/2035
b
106,586
Hartford Insurance Group, Inc.
37,000 2.800%,  8/19/2029 34,317
23,000
6.710%,  (TSFR3M +
2.387%), 2/12/2047
a,b
20,993
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,900
23,000 3.750%,  8/15/2028
a
25,783
Hercules Capital, Inc., Convertible
15,000 4.750%,  9/1/2028
a
14,370
HSBC Holdings plc
105,000 4.583%,  6/19/2029
b
104,677
25,000 6.875%,  9/11/2029
b,j
24,793
45,000 2.804%,  5/24/2032
b
39,617
HUB International, Ltd.
79,000 7.250%,  6/15/2030
a
81,942
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,j
29,515
93,000 5.709%,  2/2/2035
b
93,168
61,000 6.141%,  11/18/2039
b
60,319
Huntington Bank Auto Credit-
Linked Notes
281,298
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
282,705
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
17,000 6.250%,  5/15/2026 16,937
112,000 5.250%,  5/15/2027 106,204
ING Groep NV
76,000 1.726%,  4/1/2027
b
74,024
54,000 6.083%,  9/11/2027
b
55,090
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 54,483
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
42,836
15,000 7.125%,  4/30/2031
a
15,470
25,000 6.125%,  11/1/2032
a
24,572
39,000 6.750%,  5/1/2033
a
39,184
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
21,401
37,000 6.625%,  10/15/2031
a
36,251
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,890
55,000 9.500%,  2/15/2029
a
57,656
18,000 8.250%,  5/15/2030
a
18,114
JPMorgan Chase & Company
55,000 3.650%,  6/1/2026
b,j
53,286

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
$ 162,000 1.045%,  11/19/2026
b
$ 158,838
112,000 4.005%,  4/23/2029
b
110,949
38,000 2.069%,  6/1/2029
b
35,450
31,000 6.500%,  4/1/2030
b,j
30,977
149,000 4.493%,  3/24/2031
b
147,985
40,000 2.963%,  1/25/2033
b
35,457
42,000 4.912%,  7/25/2033
b
41,783
40,000 5.717%,  9/14/2033
b
41,261
37,000 5.350%,  6/1/2034
b
37,574
35,000 6.254%,  10/23/2034
b
37,591
20,000 5.336%,  1/23/2035
b
20,168
69,000 5.766%,  4/22/2035
b
71,519
42,000 5.502%,  1/24/2036
b
42,734
65,000 5.534%,  11/29/2045
b
64,009
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 53,203
75,000 5.000%,  1/26/2033 72,224
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 55,814
28,000 6.250%,  1/15/2036 27,100
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,047
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
27,278
74,000 4.750%,  6/15/2029
a
70,834
Liberty Mutual Group, Inc.
15,000 4.125%,  12/15/2051
a,b
14,166
Lincoln National Corporation
40,000
6.942%,  (TSFR3M +
2.619%), 5/19/2025
b
31,501
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
b
123,073
LPL Holdings, Inc.
88,000 4.900%,  4/3/2028 88,404
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,j
75,033
Macquarie Airfinance Holdings,
Ltd.
15,000 6.400%,  3/26/2029
a
15,396
40,000 5.150%,  3/17/2030
a
39,253
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,b
72,950
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 35,461
MetLife, Inc.
32,000 6.350%,  3/15/2055
b
31,789
37,000 3.850%,  9/15/2025
b,j
36,537
40,000 5.875%,  3/15/2028
b,e,j
40,474
51,000 6.400%,  12/15/2036 50,428
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
65,800
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 73,673
Mitsubishi UFJ Financial Group,
Inc.
78,000 1.538%,  7/20/2027
b
75,328
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
b
95,549
82,000 2.564%,  9/13/2031 70,506
Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
$ 40,000 5.748%,  7/6/2034
b
$ 41,229
Molina Healthcare, Inc.
22,000 4.375%,  6/15/2028
a
21,147
29,000 6.250%,  1/15/2033
a
28,782
Morgan Stanley
49,000 5.516%,  11/19/2055
b
46,794
126,000 0.985%,  12/10/2026
b
123,166
76,000 1.593%,  5/4/2027
b
73,791
80,000 1.512%,  7/20/2027
b
77,237
27,000 5.123%,  2/1/2029
b
27,428
238,000 3.622%,  4/1/2031
b
225,851
40,000 2.943%,  1/21/2033
b
35,135
41,000 4.889%,  7/20/2033
b
40,435
40,000 5.250%,  4/21/2034
b
40,000
14,000 5.424%,  7/21/2034
b
14,147
32,000 5.831%,  4/19/2035
b
33,041
32,000 5.587%,  1/18/2036
b
32,462
85,000 2.484%,  9/16/2036
b
70,910
MPT Operating Partnership, LP/
MPT Finance Corporation
33,000 8.500%,  2/15/2032
a
33,527
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 38,031
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,915
44,000 5.125%,  12/15/2030
a
43,945
13,000 7.125%,  2/1/2032
a
13,486
NatWest Group plc
37,000 4.892%,  5/18/2029
b
37,214
95,000 6.475%,  6/1/2034
b
98,382
Navient Corporation
16,000 5.000%,  3/15/2027 15,840
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
16,973
Neuberger Berman CLO, Ltd.
350,000
7.518%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
349,269
New Mountain Finance
Corporation, Convertible
13,000 7.500%,  10/15/2025 13,065
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
35,988
39,000 5.000%,  1/9/2034
a
39,014
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
134,532
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 33,313
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 53,704
68,000 5.783%,  7/3/2034 69,134
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 39,045
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 100,525
127,000 3.875%,  9/15/2028 117,525
26,000 6.750%,  3/15/2032 25,502
Panther Escrow Issuer, LLC
78,000 7.125%,  6/1/2031
a
79,911

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
Park Intermediate Holdings, LLC
$ 78,000 4.875%,  5/15/2029
a
$ 73,021
Pebblebrook Hotel Trust,
Convertible
242,000 1.750%,  12/15/2026 224,770
PennyMac Financial Services, Inc.
27,000 6.875%,  2/15/2033
a
26,962
PNC Bank NA
37,000 2.700%,  10/22/2029 34,015
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,j
41,972
42,000 5.582%,  6/12/2029
b
43,304
45,000 6.250%,  3/15/2030
b,j
44,273
39,000 6.875%,  10/20/2034
b
42,872
PRA Group, Inc.
42,000 8.375%,  2/1/2028
a
42,420
Prologis Targeted US Logistics
Fund, LP
57,000 5.250%,  4/1/2029
a
58,570
37,000 5.250%,  1/15/2035
a
36,698
Prologis, LP
47,000 5.250%,  3/15/2054 43,421
Provident Financing Trust I
36,000 7.405%,  3/15/2038 37,993
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
37,593
39,000 6.750%,  3/1/2053
b
40,035
98,000 6.500%,  3/15/2054
b
98,308
36,000 3.700%,  10/1/2050
b
32,138
Realty Income Corporation
83,000 3.200%,  1/15/2027
e
81,190
56,000 3.950%,  8/15/2027 55,533
Regency Centers, LP
60,000 5.250%,  1/15/2034 60,057
Regions Financial Corporation
41,000 2.250%,  5/18/2025 40,976
52,000 5.750%,  6/15/2025
b,e,j
51,803
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 44,556
77,000 5.750%,  9/15/2034 78,021
RenaissanceRe Holdings, Ltd.
95,000 5.800%,  4/1/2035 97,555
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a
35,532
59,000 4.125%,  3/15/2029
a
57,525
RGA Global Funding
36,000 5.500%,  1/11/2031
a
37,009
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,738
28,000 4.500%,  2/15/2029
a
26,793
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
23,498
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
23,000 3.625%,  3/1/2029
a
21,390
42,000 3.875%,  3/1/2031
a
37,964
19,000 4.000%,  10/15/2033
a
16,435
Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
Ryan Specialty, LLC
$ 15,000 4.375%,  2/1/2030
a
$ 14,229
50,000 5.875%,  8/1/2032
a
49,386
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 74,866
41,000 2.490%,  1/6/2028
b
39,351
68,000 5.473%,  3/20/2029
b
68,233
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
76,247
Service Properties Trust
25,000 5.500%,  12/15/2027 23,816
18,000 8.625%,  11/15/2031
a
19,099
Simon Property Group, LP
78,000 2.650%,  7/15/2030 71,220
39,000 6.250%,  1/15/2034 41,768
Sixth Street Lending Partners
52,000 6.125%,  7/15/2030
a
52,190
SLM Corporation
7,000 6.500%,  1/31/2030 7,226
Societe Generale SA
35,000 1.488%,  12/14/2026
a,b
34,263
25,000 10.000%,  11/14/2028
a,b,j
26,883
Standard Chartered plc
59,000 2.608%,  1/12/2028
a,b
56,885
Starwood Property Trust, Inc.
33,000 6.500%,  10/15/2030
a
33,296
Starwood Property Trust, Inc.,
Convertible
64,000 6.750%,  7/15/2027 66,163
State Street Corporation
27,000 6.700%,  3/15/2029
b,j
27,095
41,000 4.421%,  5/13/2033
b
39,849
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
79,248
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 77,957
55,000 5.766%,  1/13/2033 57,184
Summit Hotel Properties, Inc.,
Convertible
56,000 1.500%,  2/15/2026 53,564
Synchrony Financial
28,000 5.935%,  8/2/2030
b
28,358
28,000 7.250%,  2/2/2033 28,553
Synovus Bank
40,000 5.625%,  2/15/2028 40,136
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
34,108
41,000 4.456%,  6/8/2032 39,860
30,000 5.146%,  9/10/2034
b
29,725
TrueNoord Capital DAC
28,000 8.750%,  3/1/2030
a
28,601
Truist Bank
36,000 2.250%,  3/11/2030 31,709
Truist Financial Corporation
80,000 6.047%,  6/8/2027
b
81,311
38,000 1.887%,  6/7/2029
b
35,070
90,000 5.100%,  3/1/2030
b,j
86,171
68,000 5.153%,  8/5/2032
b
68,362
55,000 5.711%,  1/24/2035
b
55,949

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Financials  5.2% - continued
U.S. Bancorp
$ 67,000 4.548%,  7/22/2028
b
$ 67,187
22,000 5.836%,  6/12/2034
b
22,714
55,000 5.678%,  1/23/2035
b
56,043
UBS Group AG
60,000 4.875%,  2/12/2027
a,b,j
57,365
82,000 3.869%,  1/12/2029
a,b
80,372
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
a
72,622
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 108,535
83,000 4.200%,  5/15/2032 79,884
Ventas Realty, LP, Convertible
68,000 3.750%,  6/1/2026 89,488
Vornado Realty, LP
20,000 3.400%,  6/1/2031 17,029
Wells Fargo & Company
33,000 3.900%,  3/15/2026
b,j
32,411
41,000 3.526%,  3/24/2028
b
40,316
88,000 3.584%,  5/22/2028
b
86,410
67,000 4.808%,  7/25/2028
b
67,420
56,000 7.625%,  9/15/2028
b,e,j
58,952
152,000 4.478%,  4/4/2031
b
149,898
28,000 5.389%,  4/24/2034
b
28,114
28,000 5.557%,  7/25/2034
b
28,382
36,000 6.491%,  10/23/2034
b
38,716
158,000 5.499%,  1/23/2035
b
159,216
Welltower OP, LLC, Convertible
130,000 2.750%,  5/15/2028
a
211,705
9,000 3.125%,  7/15/2029
a
11,988
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
53,585
Willis North America, Inc.
39,000 5.900%,  3/5/2054 37,777
74,000 4.500%,  9/15/2028 73,946
XHR, LP
38,000 4.875%,  6/1/2029
a
35,719
13,000 6.625%,  5/15/2030
a
12,805
Total 21,235,490
Foreign Government  <0.1%
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
a
65,433
Saudi Arabian Oil Company
57,000 5.750%,  7/17/2054
a
52,953
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
a
37,970
Total 156,356
Mortgage-Backed Securities  14.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
223,818 2.000%,  1/1/2052 180,245
1,966,417 6.000%,  1/1/2055 2,031,502
1,759,484 2.500%,  5/1/2051 1,481,070
1,194,400 3.500%,  5/1/2052 1,087,174
990,077 4.000%,  5/1/2052 930,277
1,185,564 5.000%,  7/1/2053 1,168,623
732,788 5.500%,  7/1/2053 737,391
197,853 5.000%,  8/1/2053 196,057
Principal
Amount Long-Term Fixed Income  48.4% Value
Mortgage-Backed Securities  14.6% -
continued
$ 379,247 5.500%,  9/1/2053 $ 383,317
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
877,245 2.500%,  7/1/2030 849,261
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
960,151 3.500%,  5/1/2040 913,844
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,401,228 3.000%,  1/1/2052 2,102,397
223,280 2.000%,  2/1/2051 179,812
349,603 2.000%,  2/1/2051 281,542
1,156,312 2.500%,  2/1/2051 974,652
1,340,320 2.500%,  2/1/2051 1,115,428
2,417,632 2.000%,  3/1/2051 1,920,852
1,171,509 4.000%,  3/1/2051 1,103,618
2,527,761 3.000%,  3/1/2052 2,199,314
1,678,395 2.000%,  4/1/2051 1,336,176
1,558,084 3.000%,  4/1/2051 1,363,734
1,618,049 3.000%,  5/1/2050 1,409,215
423,698 2.000%,  5/1/2051 339,559
782,126 3.000%,  5/1/2051 691,561
831,119 3.000%,  6/1/2050 740,330
337,260 4.000%,  6/1/2052 315,423
372,152 5.000%,  6/1/2053 367,629
1,956,209 2.500%,  7/1/2051 1,653,229
786,762 3.500%,  7/1/2051 718,395
962,096 4.000%,  7/1/2052 899,807
937,382 2.500%,  8/1/2050 793,280
1,561,581 3.500%,  8/1/2050 1,429,333
1,815,800 3.500%,  8/1/2052 1,644,239
1,101,756 4.500%,  8/1/2052 1,056,617
244,933 5.000%,  8/1/2053 241,957
522,988 3.500%,  9/1/2052 475,998
1,242,405 3.500%,  9/1/2052 1,130,842
201,362 5.000%,  9/1/2052 198,798
851,067 4.500%,  9/1/2053 816,624
267,244 4.500%,  9/1/2053 257,278
1,647,296 4.000%,  10/1/2052 1,544,726
412,612 2.000%,  11/1/2051 331,815
681,009 3.500%,  11/1/2052 621,838
1,680,744 2.000%,  12/1/2050 1,347,005
3,197,597 4.500%,  12/1/2052 3,079,673
5,200,000 5.500%,  5/1/2041
f
5,188,774
1,500,000 6.000%,  5/1/2041
f
1,521,617
350,000 3.000%,  5/1/2049
f
303,696
250,000 3.500%,  5/1/2049
f
225,597
850,000 4.000%,  5/1/2049
f
792,067
800,000 4.500%,  5/1/2049
f
765,000
2,450,000 5.000%,  5/1/2049
f
2,398,100
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,229,006 2.500%,  3/1/2062 1,770,457
813,497 3.500%,  7/1/2061 721,153
850,420 4.000%,  12/1/2061 786,613

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Mortgage-Backed Securities  14.6% -
continued
PRPM, LLC
$ 275,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
$ 247,823
Total 59,362,354
Technology  1.6%
Accenture Capital, Inc.
58,000 4.500%,  10/4/2034 55,902
Adobe, Inc.
108,000 5.300%,  1/17/2035
e
112,286
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 39,010
Akamai Technologies, Inc.,
Convertible
9,000 0.125%,  5/1/2025 8,999
86,000 0.375%,  9/1/2027 84,796
92,000 1.125%,  2/15/2029 88,872
Alphabet, Inc.
62,000 5.250%,  5/15/2055 61,195
Amentum Holdings, Inc.
47,000 7.250%,  8/1/2032
a
47,810
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,290
Apple, Inc.
197,000 3.750%,  9/12/2047 154,830
Array Technologies, Inc.,
Convertible
136,000 1.000%,  12/1/2028 93,500
Block, Inc.
107,000 6.500%,  5/15/2032
a
109,170
Block, Inc., Convertible
25,000 0.250%,  11/1/2027 22,150
Boost Newco Borrower, LLC
69,000 7.500%,  1/15/2031
a
72,813
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
40,149
37,000 4.800%,  10/15/2034 36,019
Cadence Design Systems, Inc.
26,000 4.700%,  9/10/2034 25,474
Central Parent, Inc./CDK Global,
Inc.
25,000 7.250%,  6/15/2029
a
21,439
Cisco Systems, Inc.
78,000 5.350%,  2/26/2064 73,934
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,308
Cloud Software Group, Inc.
121,000 6.500%,  3/31/2029
a
121,043
CommScope, LLC
26,000 4.750%,  9/1/2029
a
22,948
26,000 9.500%,  12/15/2031
a,e
26,597
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,961
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
16,087
CSG Systems International, Inc.,
Convertible
76,000 3.875%,  9/15/2028 82,498
Principal
Amount Long-Term Fixed Income  48.4% Value
Technology  1.6% - continued
Dayforce, Inc., Convertible
$ 124,000 0.250%,  3/15/2026 $ 118,420
Dell International, LLC/EMC
Corporation
75,000 4.750%,  4/1/2028 75,607
Dell, Inc.
52,000 6.500%,  4/15/2038 53,972
Diebold Nixdorf, Inc.
63,000 7.750%,  3/31/2030
a
65,590
Fiserv, Inc.
76,000 5.350%,  3/15/2031 77,821
20,000 5.600%,  3/2/2033 20,369
76,000 5.450%,  3/15/2034 76,275
60,000 5.150%,  8/12/2034 58,976
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,033
33,000 7.125%,  9/30/2030
a
33,978
13,000 6.250%,  4/1/2033
a
12,965
Global Payments, Inc.
47,000 5.950%,  8/15/2052
e
43,017
63,000 4.950%,  8/15/2027 63,265
37,000 3.200%,  8/15/2029 34,449
Global Payments, Inc., Convertible
148,000 1.500%,  3/1/2031 131,128
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
26,000 4.625%,  5/1/2028
a
23,408
Hewlett Packard Enterprise
Company
50,000 4.850%,  10/15/2031 49,397
IBM International Capital Private,
Ltd.
58,000 5.300%,  2/5/2054 53,329
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
24,892
Intel Corporation
116,000 4.900%,  7/29/2045 95,325
InterDigital, Inc., Convertible
33,000 3.500%,  6/1/2027 86,172
Iron Mountain, Inc.
56,000 5.000%,  7/15/2028
a
54,757
85,000 4.875%,  9/15/2029
a
81,862
60,000 4.500%,  2/15/2031
a
55,585
Jabil, Inc.
40,000 5.450%,  2/1/2029 40,646
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 33,225
Mastercard, Inc.
41,000 2.000%,  11/18/2031 35,436
47,000 4.875%,  5/9/2034 47,262
Microchip Technology, Inc.
24,000 5.050%,  3/15/2029 24,039
Microchip Technology, Inc.,
Convertible
110,000 0.750%,  6/1/2030
a
103,239
Micron Technology, Inc.
37,000 5.650%,  11/1/2032 37,478
Moody's Corporation
40,000 4.250%,  8/8/2032 38,609

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Technology  1.6% - continued
NCR Atleos Corporation
$ 22,000 9.500%,  4/1/2029
a
$ 23,669
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
40,708
26,000 5.125%,  4/15/2029
a
25,000
Neptune Bidco US, Inc.
95,000 9.290%,  4/15/2029
a
84,550
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 14,000
37,000 4.300%,  6/18/2029 36,177
ON Semiconductor Corporation,
Convertible
113,000 Zero Coupon,  5/1/2027 120,616
160,000 0.500%,  3/1/2029 138,080
Open Text Corporation
76,000 3.875%,  12/1/2029
a
70,026
Open Text Holdings, Inc.
70,000 4.125%,  2/15/2030
a
64,685
Oracle Corporation
72,000 5.375%,  9/27/2054 63,815
138,000 6.900%,  11/9/2052 148,457
33,000 6.150%,  11/9/2029 35,069
130,000 2.950%,  4/1/2030 120,171
63,000 6.250%,  11/9/2032 67,184
Paychex, Inc.
22,000 5.600%,  4/15/2035 22,407
PayPal Holdings, Inc.
78,000 5.500%,  6/1/2054 74,134
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
13,953
Progress Software Corporation,
Convertible
54,000 1.000%,  4/15/2026 62,106
87,000 3.500%,  3/1/2030
e
98,665
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
56,769
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,032
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,727
Sabre GLBL, Inc.
16,000 8.625%,  6/1/2027
a
15,320
Seagate HDD Cayman
49,760 9.625%,  12/1/2032 56,160
18,000 5.750%,  12/1/2034 17,368
Semtech Corporation, Convertible
47,000 1.625%,  11/1/2027 55,201
Sensata Technologies BV
58,000 4.000%,  4/15/2029
a
53,355
Sensata Technologies, Inc.
42,000 4.375%,  2/15/2030
a
38,729
16,000 3.750%,  2/15/2031
a
13,986
12,000 6.625%,  7/15/2032
a
11,889
Shift4 Payments, Inc., Convertible
112,000 Zero Coupon,  12/15/2025 126,504
112,000 0.500%,  8/1/2027 113,344
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,725
Principal
Amount Long-Term Fixed Income  48.4% Value
Technology  1.6% - continued
SS&C Technologies, Inc.
$ 54,000 5.500%,  9/30/2027
a
$ 53,734
13,000 6.500%,  6/1/2032
a
13,179
Synaptics, Inc., Convertible
74,000 0.750%,  12/1/2031
a
65,046
Synopsys, Inc.
63,000 5.700%,  4/1/2055 60,893
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 36,257
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,835
Verint Systems, Inc., Convertible
61,000 0.250%,  4/15/2026 57,736
Verisk Analytics, Inc.
32,000 5.250%,  3/15/2035 31,729
Viavi Solutions, Inc.
27,000 3.750%,  10/1/2029
a
24,739
Viavi Solutions, Inc., Convertible
42,000 1.625%,  3/15/2026 43,935
Vishay Intertechnology, Inc.,
Convertible
113,000 2.250%,  9/15/2030 93,790
VMware, LLC
80,000 1.400%,  8/15/2026 76,789
104,000 4.700%,  5/15/2030 103,055
54,000 2.200%,  8/15/2031 45,913
Western Digital Corporation,
Convertible
201,000 3.000%,  11/15/2028 272,757
Xerox Holdings Corporation
5,000 5.000%,  8/15/2025
a
4,963
110,000 5.500%,  8/15/2028
a
70,468
Xerox Holdings Corporation,
Convertible
65,000 3.750%,  3/15/2030 30,469
Xilinx, Inc.
26,000 2.375%,  6/1/2030 23,649
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026 2,809
46,000 3.625%,  3/1/2028
a
42,434
Total 6,387,366
Transportation  0.3%
Air Canada
25,000 3.875%,  8/15/2026
a
24,531
Air Transport Services Group, Inc.,
Convertible
80,000 3.875%,  8/15/2029 79,520
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
47,667 5.500%,  4/20/2026
a
47,349
62,253 5.750%,  4/20/2029
a
60,379
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a,e
31,295
Burlington Northern Santa Fe, LLC
39,000 5.500%,  3/15/2055 38,298
Canadian Pacific Railway
Company
48,000 1.750%,  12/2/2026 46,087

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Transportation  0.3% - continued
DCLI Bidco, LLC
$ 23,000 7.750%,  11/15/2029
a
$ 21,425
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 80,403
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
13,514 4.500%,  10/20/2025
a
13,390
ERAC USA Finance, LLC
79,000 5.200%,  10/30/2034
a
79,612
Greenbrier Companies, Inc.,
Convertible
59,000 2.875%,  4/15/2028
e
60,735
JetBlue Airways Corporation/
JetBlue Loyalty, LP
45,000 9.875%,  9/20/2031
a
41,451
Mileage Plus Holdings, LLC
50,849 6.500%,  6/20/2027
a
51,009
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 56,077
65,000 5.100%,  5/1/2035
f
65,229
OneSky Flight, LLC
62,000 8.875%,  12/15/2029
a
62,583
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
29,393
39,000 1.700%,  6/15/2026
a
37,739
Rand Parent, LLC
64,000 8.500%,  2/15/2030
a,e
59,513
RXO, Inc.
24,000 7.500%,  11/15/2027
a
24,394
Ryder System, Inc.
46,000 2.850%,  3/1/2027 44,631
52,000 4.850%,  6/15/2030
f
52,122
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,098
Star Leasing Company, LLC
25,000 7.625%,  2/15/2030
a
22,423
Stena International SA
44,000 7.250%,  1/15/2031
a
43,432
Stonepeak Nile Parent, LLC
19,000 7.250%,  3/15/2032
a
19,290
Union Pacific Corporation
40,000 5.600%,  12/1/2054 39,303
United Airlines, Inc.
93,000 4.625%,  4/15/2029
a
87,356
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
16,509
25,000 6.375%,  2/1/2030
a
21,584
Total 1,393,160
U.S. Government & Agencies  6.0%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 185,195
2,900,000 4.750%,  11/15/2053 2,916,199
1,200,000 4.625%,  2/15/2035 1,245,000
1,490,000 3.250%,  5/15/2042 1,243,917
4,470,000 3.375%,  8/15/2042 3,788,150
1,200,000 4.750%,  2/15/2045 1,208,250
U.S. Treasury Notes
700,000 4.250%,  12/31/2025 700,837
Principal
Amount Long-Term Fixed Income  48.4% Value
U.S. Government & Agencies  6.0% - continued
$ 1,990,000 0.500%,  2/28/2026 $ 1,933,565
590,000 0.500%,  4/30/2027 554,969
1,580,000 1.125%,  2/29/2028 1,476,127
3,500,000 4.125%,  7/31/2028 3,554,961
2,500,000 3.500%,  9/30/2029 2,480,762
870,000 1.375%,  11/15/2031 743,476
1,000,000 4.125%,  11/15/2032 1,009,844
543,000 3.375%,  5/15/2033 518,523
800,000 4.000%,  2/15/2034 793,875
Total 24,353,650
Utilities  1.6%
AES Corporation
30,000 7.600%,  1/15/2055
b
29,642
73,000 3.950%,  7/15/2030
a
68,320
Algonquin Power & Utilities
Corporation
112,000 4.750%,  1/18/2082
b
105,142
Alliant Energy Corporation,
Convertible
46,000 3.875%,  3/15/2026 48,278
Alpha Generation, LLC
22,000 6.750%,  10/15/2032
a
22,420
Ameren Corporation
46,000 1.750%,  3/15/2028 42,656
American Electric Power
Company, Inc.
50,000 6.950%,  12/15/2054
b
50,297
38,000 2.300%,  3/1/2030 34,027
American Water Capital
Corporation
57,000 5.450%,  3/1/2054 54,273
American Water Capital
Corporation, Convertible
83,000 3.625%,  6/15/2026 85,490
Arizona Public Service Company
39,000 5.550%,  8/1/2033 39,435
Atmos Energy Corporation
36,000 5.000%,  12/15/2054 32,108
Calpine Corporation
52,000 4.500%,  2/15/2028
a
50,861
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
29,618
17,000 6.700%,  5/15/2055
b
16,776
57,000 1.450%,  6/1/2026 55,145
57,000 2.650%,  6/1/2031 50,294
CenterPoint Energy, Inc.,
Convertible
81,000 4.250%,  8/15/2026 91,368
2,347 3.369%,  9/15/2029 108,103
CMS Energy Corporation,
Convertible
64,000 3.375%,  5/1/2028 70,720
Consolidated Edison Company of
New York, Inc.
117,000 5.700%,  5/15/2054 114,888
Constellation Energy Generation,
LLC
59,000 5.750%,  3/15/2054 55,731
40,000 5.800%,  3/1/2033 41,443
Dominion Energy, Inc.
47,000 6.875%,  2/1/2055
b
48,331

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Utilities  1.6% - continued
$ 47,000 7.000%,  6/1/2054
b
$ 48,798
46,000 3.375%,  4/1/2030 43,187
DTE Energy Company
36,000 4.875%,  6/1/2028 36,351
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 113,413
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
45,974
54,000 5.800%,  6/15/2054 51,748
32,000 6.450%,  9/1/2054
b
32,067
96,000 2.450%,  6/1/2030 86,231
40,000 4.500%,  8/15/2032 38,685
43,000 5.750%,  9/15/2033 44,780
Duke Energy Corporation,
Convertible
138,000 4.125%,  4/15/2026 150,420
Duke Energy Ohio, Inc.
39,000 5.550%,  3/15/2054 37,091
Edison International
27,000 7.875%,  6/15/2054
b,e
25,280
44,000 5.000%,  12/15/2026
b,j
38,924
Entergy Corporation
38,000 1.900%,  6/15/2028 35,342
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 59,212
Evergy, Inc., Convertible
87,000 4.500%,  12/15/2027 102,991
Eversource Energy
91,000 4.600%,  7/1/2027 91,264
Exelon Corporation
154,000 5.600%,  3/15/2053 144,374
38,000 4.050%,  4/15/2030 36,997
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
97,147
FirstEnergy Corporation,
Convertible
111,000 4.000%,  5/1/2026 114,830
Georgia Power Company
25,000 4.950%,  5/17/2033 24,936
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,358
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
69,886
Lightning Power, LLC
46,000 7.250%,  8/15/2032
a
47,657
Long Ridge Energy, LLC
39,000 8.750%,  2/15/2032
a
37,136
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 147,298
National Rural Utilities Cooperative
Finance Corporation
39,000 4.850%,  2/7/2029 39,579
NextEra Energy Capital Holdings,
Inc.
73,000 5.900%,  3/15/2055 71,085
39,000 3.800%,  3/15/2082
b
36,535
67,000 6.750%,  6/15/2054
b
67,683
38,000 2.250%,  6/1/2030 33,832
40,000 5.300%,  3/15/2032 40,814
Principal
Amount Long-Term Fixed Income  48.4% Value
Utilities  1.6% - continued
NextEra Energy Capital Holdings,
Inc., Convertible
$ 64,000 3.000%,  3/1/2027 $ 71,584
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
16,585
19,000 5.850%,  4/1/2055 18,616
32,000 6.950%,  11/30/2054
b
32,424
37,000 2.950%,  9/1/2029 34,636
Northern States Power Company/
MN
39,000 5.400%,  3/15/2054 37,033
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
a
47,113
41,000 10.250%,  3/15/2028
a,b,j
44,917
24,000 3.375%,  2/15/2029
a
22,248
30,000 5.250%,  6/15/2029
a
29,643
20,000 6.000%,  2/1/2033
a
19,790
20,000 6.250%,  11/1/2034
a
19,969
NRG Energy, Inc., Convertible
40,000 2.750%,  6/1/2048 106,600
Oncor Electric Delivery Company,
LLC
51,000 5.550%,  6/15/2054 48,649
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 39,261
76,000 5.550%,  5/15/2029 77,224
PG&E Corporation
28,000 7.375%,  3/15/2055
b
27,182
38,000 5.000%,  7/1/2028 37,066
PG&E Corporation, Convertible
246,000 4.250%,  12/1/2027 255,569
Pinnacle West Capital Corporation,
Convertible
44,000 4.750%,  6/15/2027
a
49,711
PPL Capital Funding, Inc.
59,000 5.250%,  9/1/2034 58,994
PPL Capital Funding, Inc.,
Convertible
79,000 2.875%,  3/15/2028 89,981
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 36,975
Sempra
31,000 6.550%,  4/1/2055
b
28,228
31,000 6.625%,  4/1/2055
b,e
29,314
31,000 6.400%,  10/1/2054
b
28,275
31,000 6.875%,  10/1/2054
b
29,934
31,000 4.875%,  10/15/2025
b,j
30,587
Southern California Edison
Company
77,000 5.450%,  6/1/2031 77,870
Southern Company
50,000 5.700%,  10/15/2032 51,959
85,000 4.850%,  3/15/2035 82,371
29,000 4.000%,  1/15/2051
b
28,575
90,000 3.750%,  9/15/2051
b
87,138
Southern Company, Convertible
154,000 3.875%,  12/15/2025 172,788
82,000 4.500%,  6/15/2027
a
91,061
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
57,670

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.4% Value
Utilities  1.6% - continued
TerraForm Power Operating, LLC
$ 120,000 5.000%,  1/31/2028
a
$ 116,880
TXNM Energy, Inc., Convertible
94,000 5.750%,  6/1/2054
a
116,917
Virginia Electric and Power
Company
54,000 5.350%,  1/15/2054 49,516
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,j
28,618
69,000 7.000%,  12/15/2026
a,b,j
69,683
Vistra Operations Company, LLC
124,000 5.000%,  7/31/2027
a
122,920
WEC Energy Group, Inc.,
Convertible
65,000 4.375%,  6/1/2027
a
76,557
69,000 4.375%,  6/1/2029
a
82,931
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 44,381
60,000 4.600%,  6/1/2032 57,792
51,000 5.600%,  4/15/2035 51,496
XPLR Infrastructure Operating
Partners, LP
83,000 3.875%,  10/15/2026
a
80,069
8,000 8.375%,  1/15/2031
a,e
8,029
8,000 8.625%,  3/15/2033
a,e
7,983
XPLR Infrastructure, LP,
Convertible
194,000 Zero Coupon,  11/15/2025
a
186,240
36,000 2.500%,  6/15/2026
a,e
33,840
Total 6,628,663
Total Long-Term Fixed Income
(cost $200,687,889) 196,812,304
Shares Common Stock 30.4% Value
Communications Services  2.2%
4,516 Alphabet, Inc., Class A 717,141
15,233 Alphabet, Inc., Class C 2,450,837
6,960 AT&T, Inc. 192,792
3,999 Cogent Communications Holdings 217,346
13,365 Comcast Corporation 457,083
5,855 Meta Platforms, Inc. 3,214,395
122 Netflix, Inc.
l
138,070
505 News Corporation, Class A 13,695
557 Spotify Technology SA
l
341,987
177 Tripadvisor, Inc.
l
2,204
18,865 Verizon Communications, Inc. 831,192
937 Walt Disney Company 85,220
23,509 Warner Brothers Discovery, Inc.
l
203,823
Total 8,865,785
Consumer Discretionary  3.1%
4,563 Advance Auto Parts, Inc. 149,301
18,805 Amazon.com, Inc.
l
3,468,018
3,419 Aptiv plc
l
195,088
6 AutoZone, Inc.
l
22,576
3,979 Best Buy Company, Inc. 265,360
67 Booking Holdings, Inc. 341,652
1,179 Boot Barn Holdings, Inc.
l
123,017
1,723 Build-A-Bear Workshop, Inc. 60,787
5,197 Champion Homes, Inc.
l
449,540
1,753 Columbia Sportswear Company 108,984
Shares Common Stock  30.4% Value
Consumer Discretionary  3.1% - continued
2,062 Crocs, Inc.
l
$ 198,818
3,333 D.R. Horton, Inc. 421,091
2,251 Deckers Outdoor Corporation
l
249,478
2,146 DoorDash, Inc.
l
413,942
1,881 Expedia Group, Inc. 295,185
2,026 Garmin, Ltd. 378,599
351 Group 1 Automotive, Inc. 141,674
980 Hilton Worldwide Holdings, Inc. 220,970
2,383 Home Depot, Inc. 859,048
5,296 La-Z-Boy, Inc. 209,192
1,916 Lowe's Companies, Inc. 428,341
1,034 Lululemon Athletica, Inc.
l
279,976
1,553 Modine Manufacturing Company
l
126,787
38 NVR, Inc.
l
270,778
296 O'Reilly Automotive, Inc.
l
418,899
75 Ross Stores, Inc. 10,425
2,839 SharkNinja, Inc.
l
228,540
4,914 Six Flags Entertainment
Corporation 169,091
3,730 Skechers USA, Inc.
l
179,115
14,507 Sony Group Corporation ADR
e
377,182
4,242 Tesla, Inc.
l
1,196,923
5,689 Wyndham Hotels & Resorts, Inc. 485,272
Total 12,743,649
Consumer Staples  1.1%
2,315 BJ's Wholesale Club Holdings,
Inc.
l
272,152
766 Casey's General Stores, Inc. 354,344
1,289 Colgate-Palmolive Company 118,833
90 Costco Wholesale Corporation 89,505
37,612 Coty, Inc.
l
189,941
1,465 Hershey Company 244,933
1,341 J & J Snack Foods Corporation 173,780
2,853 J.M. Smucker Company 331,718
3,804 John B. Sanfilippo & Son, Inc. 252,091
19,687 Kenvue, Inc. 464,613
434 Keurig Dr Pepper, Inc. 15,012
1,262 Lancaster Colony Corporation 205,428
1,735 Philip Morris International, Inc. 297,310
2,219 Procter & Gamble Company 360,743
7,773 Sysco Corporation 554,992
2,534 Turning Point Brands, Inc. 155,537
5,581 Walmart, Inc. 542,752
Total 4,623,684
Energy  1.2%
176 Antero Midstream Corporation 2,913
745 Archrock, Inc. 17,530
3,291 Baker Hughes Company 116,501
85 Cheniere Energy, Inc. 19,644
6,675 ConocoPhillips 594,876
17,274 Devon Energy Corporation 525,302
17,169 Enterprise Products Partners, LP 513,353
2,473 EOG Resources, Inc. 272,846
5,743 Expand Energy Corporation 596,698
10,034 Exxon Mobil Corporation 1,059,891
8,961 Halliburton Company 177,607
668 Kinder Morgan, Inc. 17,568
1,741 Marathon Petroleum Corporation 239,231
3,666 Matador Resources Company 144,954
5,844 Noble Corporation plc 127,049
1,479 Schlumberger NV 49,177
3,198 Shell plc ADR 206,207

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.4% Value
Energy  1.2% - continued
5,544 TechnipFMC plc $ 156,175
1,326 Williams Companies, Inc. 77,664
Total 4,915,186
Financials  4.8%
1,409 Allstate Corporation 279,532
12,669 Ally Financial, Inc. 413,770
1,090 Amalgamated Financial
Corporation 30,694
955 American Express Company 254,422
4,432 American International Group, Inc. 361,297
1,046 Ameriprise Financial, Inc. 492,687
4,869 Arch Capital Group, Ltd. 441,521
24,686 Bank of America Corporation 984,478
97 Bank of Marin Bancorp 1,990
4,662 Bank of N.T. Butterfield & Son, Ltd. 187,319
4,627 Bank of New York Mellon
Corporation 372,057
319 BankUnited, Inc. 10,434
827 Berkshire Hathaway, Inc.
l
440,998
10,563 Bridgewater Bancshares, Inc.
l
162,565
2,091 Capital One Financial Corporation 376,924
794 Cboe Global Markets, Inc. 176,109
11,805 Charles Schwab Corporation 960,927
1,693 Chubb, Ltd. 484,333
734 Citigroup, Inc. 50,191
462 Community Trust Bancorp, Inc. 22,620
2,055 Discover Financial Services 375,387
4,720 Donnelley Financial Solutions, Inc.
l
227,504
17 Enact Holdings, Inc. 608
14,221 F.N.B. Corporation 186,153
151 FactSet Research Systems, Inc. 65,265
1,418 Federal Agricultural Mortgage
Corporation 248,618
50 Financial Institutions, Inc. 1,269
1,074 First Bancorp/Puerto Rico 21,093
515 First Busey Corporation 10,707
188 First Citizens BancShares, Inc./NC 334,478
67 First Financial Corporation 3,310
134 First Mid-Illinois Bancshares, Inc. 4,480
733 Fiserv, Inc.
l
135,290
1,562 Fulton Financial Corporation 26,054
5,394 Glacier Bancorp, Inc. 219,859
414 Great Southern Bancorp, Inc. 22,770
439 Hometrust Bancshares, Inc. 14,987
1,123 Houlihan Lokey, Inc. 182,016
66 Independent Bank Corporation/MI 2,010
5,239 Intercontinental Exchange, Inc. 879,995
6,047 JPMorgan Chase & Company 1,479,217
21,613 KeyCorp 320,737
1,134 Kinsale Capital Group, Inc. 493,585
1,561 M&T Bank Corporation 264,995
774 Marsh & McLennan Companies,
Inc. 174,514
812 Mastercard, Inc. 445,025
5,011 MetLife, Inc. 377,679
1,002 MidWestOne Financial Group, Inc. 27,795
563 MSCI, Inc. 306,897
6,286 Nasdaq, Inc. 479,056
3,202 Northern Trust Corporation 300,924
12,898 Nuveen Credit Strategies Income
Fund, Rights
h,l
1
1,470 OceanFirst Financial Corporation 24,343
836 OFG Bancorp 32,897
959 Old Second Bancorp, Inc. 15,143
Shares Common Stock  30.4% Value
Financials  4.8% - continued
88 PNC Financial Services Group,
Inc. $ 14,141
323 Popular, Inc. 30,821
938 Progressive Corporation 264,272
3,061 Prosperity Bancshares, Inc. 207,842
7,407 Radian Group, Inc. 236,580
4,791 RLI Corporation 354,582
346 Robinhood Markets, Inc.
l
16,992
549 S&P Global, Inc. 274,527
3,617 Tradeweb Markets, Inc. 500,231
4,405 Triumph Financial, Inc.
l
235,315
1,141 Truist Financial Corporation 43,746
874 Trustmark Corporation 29,323
309 U.S. Bancorp 12,465
4,058 Visa, Inc. 1,402,039
17,839 Wells Fargo & Company 1,266,747
2,756 Western Alliance Bancorp 192,121
6,093 Zions Bancorp NA 274,002
Total 19,565,275
Health Care  3.8%
2,000 Abbott Laboratories 261,500
262 AbbVie, Inc. 51,116
8,792 ADMA Biologics, Inc.
l
209,250
2,999 Agilent Technologies, Inc. 322,692
1,017 Align Technology, Inc.
l
176,246
1,657 Amgen, Inc. 482,054
10,166 Avantor, Inc.
l
132,056
2,531 BioMarin Pharmaceutical, Inc.
l
161,199
3,989 Boston Scientific Corporation
l
410,348
897 Cencora, Inc. 262,525
4,308 Centene Corporation
l
257,834
361 Chemed Corporation 209,925
1,161 Cigna Group 394,786
7,337 Concentra Group Holdings Parent,
Inc. 159,580
925 Cooper Companies, Inc.
l
75,545
1,109 CorVel Corporation
l
120,615
3,587 Danaher Corporation 714,997
1,145 Eli Lilly & Company 1,029,298
2,118 Encompass Health Corporation 247,785
3,238 Gilead Sciences, Inc. 344,977
616 IDEXX Laboratories, Inc.
l
266,512
264 Insulet Corporation
l
66,605
944 Intuitive Surgical, Inc.
l
486,915
7,673 Johnson & Johnson 1,199,367
2,020 Labcorp Holdings, Inc. 486,840
453 Medpace Holdings, Inc.
l
139,701
6,058 Medtronic plc 513,476
6,859 Merck & Company, Inc. 584,387
100 Mettler-Toledo International, Inc.
l
107,057
2,435 Neurocrine Biosciences, Inc.
l
262,225
1,027 Penumbra, Inc.
l
300,747
17,078 Progyny, Inc.
l
390,062
370 Regeneron Pharmaceuticals, Inc. 221,541
1,507 Repligen Corporation
l
207,951
8,301 Sanofi SA ADR 456,140
8,154 Stevanato Group SPA 170,092
522 Stryker Corporation 195,186
663 Thermo Fisher Scientific, Inc. 284,427
4,448 Twist Bioscience Corporation
l
170,447
540 United Therapeutics Corporation
l
163,669
2,401 UnitedHealth Group, Inc. 987,867
717 Vertex Pharmaceuticals, Inc.
l
365,312
9,120 Viemed Healthcare, Inc.
l
64,478

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.4% Value
Health Care  3.8% - continued
1,118 Waters Corporation
l
$ 388,762
3,909 Zimmer Biomet Holdings, Inc. 402,823
1,967 Zoetis, Inc. 307,639
Total 15,214,556
Industrials  4.0%
2,205 Air Lease Corporation 103,106
7,204 Amentum Holdings, Inc.
l
157,191
1,502 AMETEK, Inc. 254,709
55 Armstrong World Industries, Inc. 7,976
1,301 Automatic Data Processing, Inc. 391,081
405 Axon Enterprise, Inc.
l
248,386
9,419 Badger Infrastructure Solutions,
Ltd. 268,372
6,581 Barrett Business Services, Inc. 266,925
1,680 BWX Technologies, Inc. 183,322
1,747 Caterpillar, Inc. 540,295
34,757 CNH Industrial NV 402,138
21,939 CSX Corporation 615,828
4,332 Dayforce, Inc.
l
250,693
10,658 Delta Air Lines, Inc. 443,692
3,130 Enerpac Tool Group Corporation 126,358
4,137 ExlService Holdings, Inc.
l
200,562
1,956 Expeditors International of
Washington, Inc. 214,984
8,745 Fastenal Company 708,083
1,597 Ferguson Enterprises, Inc. 270,947
7,112 Flowserve Corporation 321,676
10,880 Gates Industrial Corporation plc
l
205,850
1,349 General Dynamics Corporation 367,090
205 Graco, Inc. 16,730
95 Great Lakes Dredge & Dock
Corporation
l
864
5,833 Helios Technologies, Inc. 159,008
4,561 Hexcel Corporation 221,072
2,428 Honeywell International, Inc. 511,094
2,635 Howmet Aerospace, Inc. 365,158
776 IES Holdings, Inc.
l
152,624
1,796 Ingersoll Rand, Inc. 135,472
2,453 Jacobs Solutions, Inc. 303,681
1,801 JB Hunt Transport Services, Inc. 235,175
5,078 Knight-Swift Transportation
Holdings, Inc. 198,905
2,916 Korn Ferry 179,917
1,780 L3Harris Technologies, Inc. 391,636
1,331 Landstar System, Inc. 178,554
1,913 Leidos Holdings, Inc. 281,555
1,157 Lincoln Electric Holdings, Inc. 203,863
678 Lockheed Martin Corporation 323,914
820 Masco Corporation 49,700
15,730 Masterbrand, Inc.
l
191,119
2,028 Miller Industries, Inc. 82,763
1,235 Moog, Inc. 206,554
2,235 Old Dominion Freight Line, Inc. 342,581
166 Owens Corning, Inc. 24,138
823 Parker-Hannifin Corporation 497,964
1,036 Quanta Services, Inc. 303,227
1,326 Rockwell Automation, Inc. 328,424
8,407 Schneider National, Inc. 180,666
7,403 Southwest Airlines Company
e
206,988
7,415 Timken Company 476,414
1,057 Trane Technologies plc 405,159
3,375 Trex Company, Inc.
l
195,142
7,683 Uber Technologies, Inc.
l
622,400
1,912 UFP Industries, Inc. 189,001
Shares Common Stock  30.4% Value
Industrials  4.0% - continued
156 Union Pacific Corporation $ 33,643
1,151 United Airlines Holdings, Inc.
l
79,212
3,509 United Parcel Service, Inc. 334,408
533 United Rentals, Inc. 336,563
1,043 Verisk Analytics, Inc. 309,176
270 Waste Management, Inc. 63,007
4,311 WNS Holdings, Ltd.
l
260,902
Total 16,127,637
Information Technology  7.0%
151 Adobe, Inc.
l
56,622
6,842 Amphenol Corporation 526,492
20,642 Apple, Inc. 4,386,425
2,281 Applied Materials, Inc. 343,770
4,342 Arista Networks, Inc.
l
357,216
1,806 Autodesk, Inc.
l
495,295
8,381 Broadcom, Inc. 1,613,091
1,569 CDW Corporation 251,919
5,636 Ciena Corporation
l
378,514
18,570 Cisco Systems, Inc. 1,072,046
4,548 Crane NXT Company 213,392
48 Credo Technology Group Holding,
Ltd.
l
2,066
1,953 Datadog, Inc.
l
199,518
6,353 DocuSign, Inc.
l
519,358
1,147 Fabrinet
l
235,204
3,811 Fortinet, Inc.
l
395,429
1,647 Freshworks, Inc.
l
24,326
30 InterDigital, Inc. 6,030
3,132 International Business Machines
Corporation 757,380
5,574 JFrog, Ltd.
l
188,234
179 Lam Research Corporation 12,829
905 Littelfuse, Inc. 164,991
2,206 Micron Technology, Inc. 169,752
13,181 Microsoft Corporation 5,209,922
624 Motorola Solutions, Inc. 274,803
422 NetApp, Inc. 37,874
38,943 NVIDIA Corporation 4,241,672
4,181 ON Semiconductor Corporation
l
165,986
788 Onto Innovation, Inc.
l
96,112
3,332 Palantir Technologies, Inc.
l
394,642
3,385 Pegasystems, Inc. 311,691
1,006 Plexus Corporation
l
123,165
4,195 Qorvo, Inc.
l
300,656
6,246 QUALCOMM, Inc. 927,281
1,169 Salesforce, Inc. 314,122
12,150 Samsung Electronics Company,
Ltd. 474,063
1,133 SAP SE ADR 331,051
971 ServiceNow, Inc.
l
927,315
2,218 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 369,718
4,099 TD SYNNEX Corporation 454,169
8,245 Trimble, Inc.
l
512,344
13,127 TTM Technologies, Inc.
l
262,803
531 VeriSign, Inc.
l
149,806
1,105 Zebra Technologies Corporation
l
276,604
Total 28,525,698
Materials  1.1%
1,909 Albemarle Corporation 111,772
21,978 Amcor plc
e
202,198

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.4% Value
Materials  1.1% - continued
6,935 CF Industries Holdings, Inc. $ 543,496
4,440 Corteva, Inc. 275,236
3,922 DuPont de Nemours, Inc. 258,813
2,192 Eastman Chemical Company 168,784
1,996 Ecolab, Inc. 501,854
3,165 Greif, Inc. 166,099
4,295 Ingevity Corporation
l
141,649
14,937 Ivanhoe Mines, Ltd.
e,l
132,619
740 Linde plc 335,390
4,158 Nucor Corporation 496,340
5,199 Olin Corporation 112,402
302 Packaging Corporation of America 56,054
4,277 Steel Dynamics, Inc. 554,770
6,725 Tronox Holdings plc 36,382
364 United States Lime & Minerals, Inc. 34,038
1,515 United States Steel Corporation 66,221
3,300 West Fraser Timber Company, Ltd. 244,134
Total 4,438,251
Real Estate  1.0%
1,056 Agree Realty Corporation 81,956
337 Alexandria Real Estate Equities,
Inc. 24,486
790 AvalonBay Communities, Inc. 165,884
1,132 Broadstone Net Lease, Inc. 18,316
2,058 CBRE Group, Inc.
l
251,446
3,943 Crown Castle, Inc. 417,012
18,779 Cushman and Wakefield plc
l
175,959
258 Equinix, Inc. 222,074
9,718 Essential Properties Realty Trust,
Inc. 312,628
1,151 Extra Space Storage, Inc. 168,645
6,146 First Industrial Realty Trust, Inc. 292,427
20,311 Healthcare Realty Trust, Inc. 315,430
289 Innovative Industrial Properties,
Inc. 15,696
211 Kite Realty Group Trust 4,568
8,357 National Storage Affiliates Trust 310,880
2,065 Outfront Media, Inc. 31,243
11,652 Sabra Health Care REIT, Inc. 207,988
1,849 SBA Communications Corporation 450,047
2,879 Tanger, Inc. 90,717
3,845 Terreno Realty Corporation 216,589
12,310 Uniti Group, Inc. 60,565
781 Zillow Group, Inc., Class C
l
52,585
Total 3,887,141
Utilities  1.1%
5,253 AES Corporation 52,530
4,808 Alliant Energy Corporation 293,480
467 American Water Works Company,
Inc. 68,654
212 Black Hills Corporation 12,911
8,039 CenterPoint Energy, Inc. 311,752
760 Clearway Energy, Inc., Class C 22,298
1,653 Constellation Energy Corporation 369,346
5,445 Duke Energy Corporation 664,399
679 Edison International 36,333
8,766 Entergy Corporation 729,068
7,580 NiSource, Inc. 296,454
1,837 Northwestern Energy Group, Inc. 106,969
7,230 PG&E Corporation 119,440
3,801 Portland General Electric
Company 160,098
Shares Common Stock  30.4% Value
Utilities  1.1% - continued
5,117 Public Service Enterprise Group,
Inc. $ 409,002
2,471 Spire, Inc. 189,130
13,497 UGI Corporation 442,567
2,226 Vistra Energy Corporation 288,556
Total 4,572,987
Total Common Stock
(cost $92,868,654) 123,479,849
Shares
Registered Investment
Companies   12.7% Value
U.S. Affiliated   12.1%
2,525,619 Thrivent Core Emerging Markets
Debt Fund 20,482,766
2,533,130 Thrivent Core International Equity
Fund 28,953,680
Total 49,436,446
U.S. Unaffiliated   0.6%
3,692 abrdn Asia-Pacific Income Fund,
Inc. 57,189
11,089 abrdn Income Credit Strategies
Fund 62,209
3,072 abrdn Total Dynamic Dividend
Fund 25,313
7,016 AllianceBernstein Global High
Income Fund, Inc. 74,440
10,265 Allspring Income Opportunities
Fund 69,186
2,261 BlackRock Capital Allocation Term
Trust 32,671
1,273 BlackRock Core Bond Trust 13,379
6,950 BlackRock Corporate High Yield
Fund, Inc. 66,372
8,140 BlackRock Credit Allocation
Income Trust 86,203
713 BlackRock Debt Strategies Fund,
Inc. 7,344
1,075 BlackRock Enhanced Equity
Dividend Trust 8,869
6,012 BlackRock Enhanced Global
Dividend Trust 64,569
3,486 BlackRock Enhanced International
Dividend Trust 19,487
220 BlackRock Floating Rate Income
Strategies Fund, Inc. 2,746
2,353 BlackRock Income Trust, Inc. 27,554
4,902 BlackRock Multi-Sector Income
Trust 68,922
6,079 Blackstone Strategic Credit 2027
Term Fund 71,611
4,131 Cornerstone Strategic Investment
Fund, Inc. 28,628
4,131 Cornerstone Strategic Investment
Fund, Inc., Rights
e,h,l
301
7,017 Eaton Vance Limited Duration
Income Fund 69,398
3,191 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 25,783
8,836 Invesco Senior Loan ETF
e
183,082
1,403 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
151,496

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  12.7% Value
U.S. Unaffiliated   0.6%  - continued
2,723 iShares Preferred and Income
Securities ETF
e
$ 82,180
12,898 Nuveen Credit Strategies Income
Fund 67,972
5,463 Nuveen Preferred Income
Opportunities Fund 42,338
6,530 PGIM Global High Yield Fund, Inc. 81,952
5,942 PGIM High Yield Bond Fund, Inc. 81,346
2,292 Pimco Dynamic Income Fund 42,356
4,260 PIMCO High Income Fund 20,278
4,507 PIMCO Income Strategy Fund II 32,811
667 Tri-Continental Corporation 19,857
3,634 Vanguard Short-Term Corporate
Bond ETF
e
287,740
1,396 Virtus Convertible & Income Fund 18,106
5,085 Virtus Dividend, Interest &
Premium Strategy Fund 59,138
1,168 Virtus Equity & Convertible Income
Fund 25,544
11,333 Voya Global Equity Dividend &
Premium Opportunity Fund 63,805
1,331 Western Asset Diversified Income
Fund 18,754
17,387 Western Asset High Income
Opportunity Fund, Inc. 66,592
Total 2,227,521
Total Registered Investment
Companies (cost $49,692,606) 51,663,967
Shares
Collateral Held for Securities
Loaned 1.0% Value
4,023,717 Thrivent Cash Management Trust 4,023,717
Total Collateral Held for
Securities Loaned
(cost $4,023,717) 4,023,717
Shares Preferred Stock 0.9% Value
Basic Materials  <0.1%
3,279 Albemarle Corporation,
Convertible, 7.250% 100,436
Total 100,436
Capital Goods  0.1%
5,100 Boeing Company, Convertible,
6.000% 313,038
Total 313,038
Communications Services  <0.1%
4,975 AT&T, Inc., 4.750%
j
94,824
3,000 Telephone and Data Systems, Inc.,
6.000%
j
55,710
Total 150,534
Financials  0.6%
2,475 AEGON Funding Company, LLC,
5.100% 49,797
5,200 Allstate Corporation, 5.100%
j
107,796
2,131 Apollo Global Management, Inc.,
Convertible, 6.750% 153,688
2,222 Ares Management Corporation,
Convertible, 6.750% 109,700
Shares Preferred Stock  0.9% Value
Financials  0.6% - continued
1,550 Athene Holding, Ltd., 5.625%
j
$ 29,558
4,100 Bank of America Corporation,
4.250%
j
70,520
3,175 Bank of America Corporation,
4.375%
j
55,785
1,575 Bank of America Corporation,
4.750%
j
30,555
3,175 Bank of America Corporation,
5.000%
j
64,484
200 Bank of America Corporation,
Convertible, 7.250%
j
234,016
775 Capital One Financial Corporation,
4.800%
j
14,074
3,050 Capital One Financial Corporation,
5.000%
j
57,004
775 Charles Schwab Corporation,
4.450%
j
15,035
550 Citizens Financial Group, Inc.,
7.375%
j
14,448
1,250 Corebridge Financial, Inc., 6.375% 29,825
1,425 Equitable Holdings, Inc., 5.250%
j
28,500
1,550 Fifth Third Bancorp, 4.950%
j
32,953
1,550 Huntington Bancshares, Inc./OH,
4.500%
j
27,326
3,100 JPMorgan Chase & Company,
4.200%
j
55,180
3,175 JPMorgan Chase & Company,
4.625%
j
61,912
3,350 JPMorgan Chase & Company,
4.750%
j
67,268
775 KeyCorp, 5.650%
j
16,980
3,150 KeyCorp, 6.200%
b,j
77,270
3,725 KKR & Company, Inc.,
Convertible, 6.250%
l
178,539
775 MetLife, Inc., 4.750%
j
15,175
2,600 Morgan Stanley, 4.250%
j
44,564
2,290 Morgan Stanley, 5.850%
b,j
51,983
2,800 Morgan Stanley, 7.125%
b,j
70,560
2,875 Public Storage, 4.125%
j
49,163
1,125 Public Storage, 4.625%
j
21,251
300 Public Storage, 4.700%
j
5,664
1,550 Regions Financial Corporation,
4.450%
j
27,234
775 Regions Financial Corporation,
5.700%
b,j
17,841
725 Synovus Financial Corporation,
8.397%
b,j
18,480
1,550 Truist Financial Corporation,
4.750%
j
29,605
2,650 U.S. Bancorp, 4.000%
j
43,142
3,450 Wells Fargo & Company, 4.250%
j
58,478
3,175 Wells Fargo & Company, 4.375%
j
55,563
1,550 Wells Fargo & Company, 4.700%
j
28,923
2,350 Wells Fargo & Company, 4.750%
j
44,556
251 Wells Fargo & Company,
Convertible, 7.500%
j
291,662
Total 2,456,057
Technology  0.1%
2,264 Hewlett Packard Enterprise
Company, Convertible, 7.625% 113,653
2,011 Microchip Technology, Inc.,
7.500%
l
95,442
Total 209,095

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

p
Shares Preferred Stock  0.9% Value
Utilities  0.1%
4,150 CMS Energy Corporation, 4.200%
j
$ 69,720
1,688 NextEra Energy, Inc., Convertible,
6.926% 64,988
316 Nextera Energy, Inc., Convertible,
7.234% 13,405
2,357 NextEra Energy, Inc., Convertible,
7.299% 109,341
2,750 Southern Company, 4.950%
e
55,137
Total 312,591
Total Preferred Stock
(cost $4,020,155) 3,541,751
Shares or
Principal
Amount Short-Term Investments 10.1% Value
Federal Home Loan Bank Discount
Notes
700,000 4.238%, 5/28/2025
m,n
697,697
500,000 4.203%, 6/6/2025
m,n
497,852
100,000 4.205%, 7/11/2025
m,n
99,172
200,000 4.215%, 7/16/2025
m,n
198,229
Federal National Mortgage
Association Discount Notes
1,100,000 4.215%, 5/5/2025
m,n
1,099,354
100,000 4.145%, 6/24/2025
m,n
99,361
State Street Institutional U.S.
Government Money Market
Fund
21,294,796 4.288%
m
21,294,796
Thrivent Core Short-Term Reserve
Fund
1,708,370 4.620% 17,083,694
U.S. Treasury Bills
100,000 4.193%, 6/26/2025
m,o
99,341
Total Short-Term Investments
(cost $41,161,356) 41,169,496
Total Investments (cost
$392,454,377) 103.5% $420,691,084
Other Assets and Liabilities, Net
(3.5%) (14,277,691)
Total Net Assets 100.0% $406,413,393
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $63,751,850 or 15.7% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Fund as of April 30, 2025 was $4,340 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 28,823
Credit Suisse Group AG  11/30/2018 38,508
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation Fund as of April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,206,202
Common Stock 1,621,471
Total lending $3,827,673
Gross amount payable upon return of
collateral for securities loaned $4,023,717
Net amounts due to counterparty $196,044

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $43,999,584
Gross unrealized depreciation (14,849,742)
Net unrealized appreciation (depreciation) $29,149,842
Cost for federal income tax purposes $392,489,652

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Dynamic Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 15,485,724 – 15,485,724 –
Basic Materials 2,235,652 – 2,235,652 –
Capital Goods 4,735,205 – 4,735,205 –
Collateralized Mortgage Obligations 22,558,178 – 22,233,178 325,000
Commercial Mortgage-Backed Securities 4,025,934 – 4,025,934 –
Communications Services 5,814,205 – 5,814,205 –
Consumer Cyclical 8,011,067 – 8,011,067 –
Consumer Non-Cyclical 8,561,783 – 8,561,783 –
Energy 5,867,517 – 5,867,517 –
Financials 21,235,490 – 21,235,490 –
Foreign Government 156,356 – 156,356 –
Mortgage-Backed Securities 59,362,354 – 59,362,354 –
Technology 6,387,366 – 6,387,366 –
Transportation 1,393,160 – 1,393,160 –
U.S. Government & Agencies 24,353,650 – 24,353,650 –
Utilities 6,628,663 – 6,628,663 –
Common Stock
Communications Services 8,865,785 8,865,785 – –
Consumer Discretionary 12,743,649 12,743,649 – –
Consumer Staples 4,623,684 4,623,684 – –
Energy 4,915,186 4,915,186 – –
Financials 19,565,275 19,565,274 – 1
Health Care 15,214,556 15,214,556 – –
Industrials 16,127,637 15,859,265 268,372 –
Information Technology 28,525,698 28,051,635 474,063 –
Materials 4,438,251 4,305,632 132,619 –
Real Estate 3,887,141 3,887,141 – –
Utilities 4,572,987 4,572,987 – –
Preferred Stock
Basic Materials 100,436 100,436 – –
Capital Goods 313,038 313,038 – –
Communications Services 150,534 150,534 – –
Financials 2,456,057 2,456,057 – –
Technology 209,095 209,095 – –
Utilities 312,591 312,591 – –
Registered Investment Companies
U.S. Unaffiliated 2,227,521 2,227,220 – 301
Short-Term Investments 24,085,802 21,294,796 2,791,006 –
Subtotal Investments in Securities $350,147,227 $149,668,561 $200,153,364 $325,302
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 49,436,446
Affiliated Short-Term Investments 17,083,694
Collateral Held for Securities Loaned 4,023,717
Subtotal Other Investments $70,543,857
Total Investments at Value $420,691,084
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Dynamic Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,198,775 1,018,014 180,761 –
Total Return Swaps 7,816 – 7,816 –
Credit Default Swaps 17,933 – 17,933 –
Total Asset Derivatives $1,224,524 $1,018,014 $206,510 $–
Liability Derivatives
Futures Contracts 276,114 276,114 – –
Total Liability Derivatives $276,114 $276,114 $– $–
The following table presents Dynamic Allocation Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $2,757,165 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 June 2025 $ 2,198,024 $ 46,351
CBOT 2-Yr. U.S. Treasury Note 47 June 2025 9,697,178 85,799
CBOT 5-Yr. U.S. Treasury Note 159 June 2025 17,027,081 334,973
CBOT U.S. Long Bond 2 June 2025 238,193 (4,943)
CME E-mini S&P 500 Index 55 June 2025 15,353,530 10,720
CME Ultra Long Term U.S. Treasury Bond 53 June 2025 6,442,871 (28,215)
ICE mini MSCI EAFE Index 68 June 2025 8,384,608 97,372
ICE US mini MSCI Emerging Markets Index 78 June 2025 4,410,316 (81,316)
Total Futures Long Contracts $ 63,751,801 $ 460,741
CME E-mini Russell 2000 Index (92) June 2025 ( $ 9,258,867) $ 197,787
CME E-mini S&P Mid-Cap 400 Index (40) June 2025 (11,676,211) 245,012
CME Euro Foreign Exchange Currency (34) June 2025 (4,674,860) (161,640)
Eurex Euro STOXX 50 Index (84) June 2025 (5,063,387) 180,761
Total Futures Short Contracts ( $ 30,673,325) $461,920
Total Futures Contracts $ 33,078,476 $922,661

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Dynamic Allocation Fund's credit default swap contracts held as of April 30, 2025. Investments totaling $99,341 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 915,000 $ – $ 17,933 $ 17,933
Total Credit Default Swaps $– $17,933 $17,933
1 As the buyer of protection, Dynamic Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Dynamic Allocation Fund's total return swap contracts held as of April 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 400,478 $ 7,816 $ – $ 7,816
Total Return Swaps $ 7,816 $ – $7,816
# Payment made on Termination Date

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Dynamic Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 731,652
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 7,816
Total Equity Contracts 739,468
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 467,123
Total Interest Rate Contracts 467,123
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 17,933
Total Credit Contracts 17,933
Total Asset Derivatives $1,224,524
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 161,640
Total Foreign Exchange Contracts 161,640
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 33,158
Total Interest Rate Contracts 33,158
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 81,316
Total Equity Contracts 81,316
Total Liability Derivatives $276,114
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Dynamic Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,312,996)
Total Interest Rate Contracts (1,312,996)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 121,108
Total Equity Contracts 121,108
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 46,557
Total Foreign Exchange Contracts 46,557
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (14,000)
Total Credit Contracts (14,000)
Total ($1,159,331)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Dynamic Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (237,973)
Total Foreign Exchange Contracts (237,973)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,164,198
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 41,433
Total Equity Contracts 1,205,631
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,409,232
Total Interest Rate Contracts 1,409,232
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 18,194
Total Credit Contracts 18,194
Total $2,395,084
The following table presents Dynamic Allocation Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $27,289,154
Futures - Short (26,733,316)
Total Return Swaps - Short (35,435)
Interest Rate Contracts
Futures - Long 39,218,172
Foreign Exchange Contracts
Futures - Short (4,577,328)
Credit Contracts
Credit Default Swaps - Buy Protection (63,900)

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,834 $643 $720 $20,483 2,526 5.0%
Core International Equity 28,555 885 2,005 28,954 2,533 7.1
Total U.S. Affiliated Registered Investment
Companies 49,389 49,437 12.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 29,170 40,838 52,924 17,084 1,708 4.2
Total Affiliated Short-Term Investments 29,170 17,084 4.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,833 24,087 24,896 4,024 4,024 1.0
Total Collateral Held for Securities Loaned 4,833 4,024 1.0
Total Value $83,392 $70,545
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($142) ($132) $– $643
Core International Equity 219 1,300 – 885
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% – – – 564
Total Income/Non Cash Income from Affiliated Investments $2,092
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $77 $1,168 $–

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 79.6% Value
Communications Services  5.5%
156,564 Alphabet, Inc., Class C $ 25,189,582
13,142 AMC Networks, Inc.
a
84,109
524,799 Auto Trader Group plc
b
5,896,011
4,811 Bandwidth, Inc.
a
59,753
49,347 Cargurus, Inc.
a
1,379,742
878 Charter Communications, Inc.
a
344,053
125,425 Comcast Corporation 4,289,535
173,264 Deutsche Telekom AG 6,223,210
31,489 E.W. Scripps Company
a
63,293
421 Electronic Arts, Inc. 61,083
2,607 Entravision Communications
Corporation 4,771
1,756 Fox Corporation, Class B 81,197
11,193 iHeartMedia, Inc.
a
11,529
14,629 Imax Corporation
a
355,924
10,235 Ipsos SA 484,572
8,811 Iridium Communications, Inc. 212,609
2,270 John Wiley and Sons, Inc. 99,063
89,700 KDDI Corporation 1,589,809
3,851 Liberty Global, Ltd., Class A
a
42,168
7,620 Liberty Latin America, Ltd., Class
A
a
41,300
949 Liberty Media Corporation-Liberty
Live Group
a
67,863
15,177 Lumen Technologies, Inc.
a
53,727
9,199 Magnite, Inc.
a
109,376
55,903 Meta Platforms, Inc. 30,690,747
198,290 MFE-MediaForEurope NV 721,236
59,634 MONY Group plc 161,397
8,075 New York Times Company 420,385
23,800 Nintendo Company, Ltd. 1,975,876
4,024,500 Nippon Telegraph and Telephone
Corporation 4,206,718
6,400 Nippon Television Holdings, Inc. 148,211
1,437 Omnicom Group, Inc. 109,442
37,751 Pinterest, Inc.
a
955,855
1,171 Sinclair, Inc. 16,862
13,878 Sirius XM Holdings, Inc.
c
297,267
21,700 SoftBank Group Corporation 1,097,362
10,048 Spotify Technology SA
a
6,169,271
1,428 TechTarget, Inc.
a
11,381
5,080 Telephone and Data Systems, Inc. 190,449
490,759 Telstra Corporation, Ltd. 1,416,377
2,232 TKO Group Holdings, Inc. 363,615
14,582 Trade Desk, Inc.
a
782,033
1,907 Trump Media & Technology Group
Corporation
a,c
46,798
61,700 TV Asahi Holdings Corporation 1,122,252
196,269 Verizon Communications, Inc. 8,647,612
2,313,185 Vodafone Group plc 2,273,155
295,289 Warner Brothers Discovery, Inc.
a
2,560,156
Total 111,128,736
Consumer Discretionary  8.8%
13,167 Adidas AG 3,029,615
6,015 Adient plc
a
76,090
173,619 Amazon.com, Inc.
a
32,018,816
18,639 American Axle & Manufacturing
Holdings, Inc.
a
71,201
6,280 American Eagle Outfitters, Inc. 66,128
41,537 Aptiv plc
a
2,370,101
44,293 Aristocrat Leisure, Ltd. 1,891,710
2,551 Autoliv, Inc. 237,830
12,202 Bath & Body Works, Inc. 372,283
54,826 Best Buy Company, Inc. 3,656,346
Shares Common Stock  79.6% Value
Consumer Discretionary  8.8% - continued
734 Booking Holdings, Inc. $ 3,742,871
3,590 Boot Barn Holdings, Inc.
a
374,581
8,931 BorgWarner, Inc. 253,462
9,997 Breville Group, Ltd. 183,298
1,748 Bright Horizons Family Solutions,
Inc.
a
219,234
349 CarMax, Inc.
a
22,570
857 Carvana Company
a
209,408
192 Cavco Industries, Inc.
a
94,819
14,126 Champion Homes, Inc.
a
1,221,899
6,304 Chewy, Inc.
a
236,400
23,322 Chipotle Mexican Grill, Inc.
a
1,178,227
29,770 Columbia Sportswear Company 1,850,801
9,377 Compagnie Financiere Richemont
SA 1,656,965
72,809 Compagnie Generale des
Etablissements Michelin SCA 2,662,312
149,699 Compass Group plc 5,047,051
5,023 Coursera, Inc.
a
42,294
45,933 D.R. Horton, Inc. 5,803,175
12,199 Dana, Inc. 167,614
585 Darden Restaurants, Inc. 117,374
8,297 Deckers Outdoor Corporation
a
919,556
39,728 DoorDash, Inc.
a
7,663,134
916 Dorman Products, Inc.
a
103,783
5,073 eBay, Inc. 345,776
1,683 Etsy, Inc.
a
73,177
25,904 Expedia Group, Inc. 4,065,115
2,500 Fast Retailing Company, Ltd. 822,362
2,831 Ferrari NV 1,295,976
1,235 Five Below, Inc.
a
93,724
4,548 Fox Factory Holding Corporation
a
92,370
497 Frontdoor, Inc.
a
20,432
1,544 GameStop Corporation
a
43,016
12,663 Gap, Inc. 277,320
20,748 Gentex Corporation 451,891
5,897 GigaCloud Technology, Inc.
a
73,948
10,982 Gildan Activewear, Inc. 506,490
5,194 Goodyear Tire & Rubber
Company
a
56,511
3,754 Grand Canyon Education, Inc.
a
669,601
9,215 Hanesbrands, Inc.
a
42,297
8,534 Hasbro, Inc. 528,255
23,600 Heiwa Corporation 367,354
1,006 Hermes International SCA 2,766,678
8,529 Hilton Worldwide Holdings, Inc. 1,923,119
24,585 Home Depot, Inc. 8,862,647
333,100 Honda Motor Company, Ltd. 3,389,207
20,967 Industria de Diseno Textil SA 1,127,499
4,789 Installed Building Products, Inc. 794,160
18,053 JB Hi-Fi, Ltd. 1,196,331
904 Lear Corporation 77,518
6,082 LKQ Corporation 232,393
21,177 Lowe's Companies, Inc. 4,734,330
3,426 Lululemon Athletica, Inc.
a
927,658
3,895 LVMH Moet Hennessy Louis
Vuitton SE 2,157,553
8,004 Modine Manufacturing Company
a
653,447
3,065 Mohawk Industries, Inc.
a
325,963
706 Motorcar Parts of America, Inc.
a
6,290
938 Murphy USA, Inc. 467,659
31,843 Next plc 5,253,323
618,000 Nissan Motor Company, Ltd.
a
1,471,230
110 NVR, Inc.
a
783,832
3,202 Pandora AS 476,659

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Consumer Discretionary  8.8% - continued
139,324 Pirelli & C. SPA
b
$ 861,370
622 Planet Fitness, Inc.
a
58,835
3,251 Pool Corporation 952,998
16,751 Prosus NV 785,364
73,284 QVC Group, Inc. 10,993
480 Ralph Lauren Corporation 107,976
9,092 Renault SA 482,887
2,916 Revolve Group, Inc.
a
57,970
15,472 Ross Stores, Inc. 2,150,608
19,000 Sanrio Company, Ltd. 757,078
125,800 Sekisui House, Ltd. 2,892,167
5,165 Service Corporation International/
US 412,683
14,150 SharkNinja, Inc.
a
1,139,075
15,629 Six Flags Entertainment
Corporation 537,794
273,600 Sony Group Corporation 7,218,333
160,304 Sony Group Corporation ADR
c
4,167,904
2,660 Stitch Fix, Inc.
a
8,698
8,858 Stoneridge, Inc.
a
34,192
1,078 Strategic Education, Inc. 87,943
6,926 Tapestry, Inc. 489,322
42,265 Tesla, Inc.
a
11,925,492
2,521 Texas Roadhouse, Inc. 418,385
78 TopBuild Corporation
a
23,069
402,500 Toyota Motor Corporation 7,687,516
3,626 Travel + Leisure Company 159,290
561 Ulta Beauty, Inc.
a
221,954
2,399 Valvoline, Inc.
a
82,190
9,233 VF Corporation 109,688
1,255 Visteon Corporation
a
99,383
23,875 Wesfarmers, Ltd. 1,196,046
2,811 Wingstop, Inc. 741,795
61,760 Wyndham Hotels & Resorts, Inc. 5,268,128
14,200 Yamada Holdings Company, Ltd. 45,763
177,000 Yue Yuen Industrial Holdings, Ltd. 254,119
5,731 Yum China Holding, Inc. 248,210
349 Yum! Brands, Inc. 52,504
Total 176,761,781
Consumer Staples  3.8%
4,000 Ain Holdings, Inc. 154,178
7,761 Albertson's Companies, Inc. 170,587
42,483 Anheuser-Busch InBev NV 2,800,009
1,870 Archer-Daniels-Midland Company 89,293
13,600 Arcs Company, Ltd. 273,615
1,352 BellRing Brands, Inc.
a
104,293
6,399 BJ's Wholesale Club Holdings,
Inc.
a
752,266
9,736 British American Tobacco plc 424,082
555 Bunge Global SA 43,690
3,382 Casey's General Stores, Inc. 1,564,479
1,070 Celsius Holdings, Inc.
a
37,407
657 Church & Dwight Company, Inc. 65,266
27,900 Coles Group, Ltd. 378,876
40,192 Conagra Brands, Inc. 993,144
415,629 Coty, Inc.
a
2,098,927
40,281 Danone SA 3,466,033
5,277 Dole plc 80,158
128,355 Imperial Brands plc 5,266,770
13,242 J & J Snack Foods Corporation 1,716,031
35,880 J.M. Smucker Company 4,171,768
134,000 Japan Tobacco, Inc. 4,128,278
226,509 Kenvue, Inc. 5,345,612
1,199 Kimberly-Clark Corporation 158,004
Shares Common Stock  79.6% Value
Consumer Staples  3.8% - continued
273,752 Koninklijke Ahold Delhaize NV $ 11,239,993
1,611 Kraft Heinz Company 46,880
1,389 Maplebear, Inc.
a
55,407
6,441 McCormick & Company, Inc. 493,767
45,053 Nestle SA 4,795,324
104,900 Sysco Corporation 7,489,860
2,026,157 Tesco plc 10,027,412
2,097 Tyson Foods, Inc. 128,420
4,947 Unilever plc 314,973
2,649 US Foods Holding Corporation
a
173,933
22,043 Vita Coco Company, Inc.
a
728,521
65,052 Walmart, Inc. 6,326,307
774,500 WH Group, Ltd.
b
692,564
Total 76,796,127
Energy  3.1%
25,357 Antero Midstream Corporation 419,658
14,541 Antero Resources Corporation
a
506,463
5,087 APA Corporation 79,052
27,352 Archrock, Inc. 643,593
17,030 Baker Hughes Company 602,862
15,804 Berry Corporation 39,194
2,763 Cactus, Inc. 104,828
7,664 Civitas Resources, Inc. 208,844
78,260 ConocoPhillips 6,974,531
37,855 Coterra Energy, Inc. 929,719
6,172 Crescent Energy Company 51,104
134,762 Devon Energy Corporation 4,098,112
1,325 DT Midstream, Inc. 128,790
136,146 Eni SPA 1,949,819
210,961 Enterprise Products Partners, LP 6,307,734
510 EQT Corporation 25,214
2,241 Equinor ASA 50,726
3,509 Expand Energy Corporation 364,585
97,788 Exxon Mobil Corporation 10,329,346
1,924 Gulfport Energy Corporation
a
331,890
111,594 Halliburton Company 2,211,793
8,236 Hess Midstream, LP 306,132
27,924 Kinder Morgan, Inc. 734,401
2,733 Kodiak Gas Services, Inc. 92,949
14,118 Koninklijke Vopak NV 583,789
34,467 Kosmos Energy, Ltd.
a
53,079
19,237 Marathon Petroleum Corporation 2,643,356
12,464 Matador Resources Company 492,827
615 Natural Gas Services Group, Inc.
a
11,052
14,133 Noble Corporation plc 307,251
6,487 Oceaneering International, Inc.
a
115,144
4,360 Oil States International, Inc.
a
15,304
12,683 Ovintiv, Inc. 425,895
2,764 Par Pacific Holdings, Inc.
a
39,581
98 Phillips 66 10,198
439 Ranger Energy Services, Inc. 4,869
22,925 SBM Offshore NV 481,977
14,516 SBM Offshore NV, DRIP
a,d
2
495,977 Shell plc 16,005,966
35,342 Shell plc ADR 2,278,852
13,388 Sitio Royalties Corporation 227,061
3,741 Talos Energy, Inc.
a
25,738
222 Targa Resources Corporation 37,940
54,610 TechnipFMC plc 1,538,364
8,739 Vital Energy, Inc.
a
123,919
133 Weatherford International plc 5,506

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Energy  3.1% - continued
7,492 Williams Companies, Inc. $ 438,806
Total 63,357,815
Financials  14.7%
1,092 1st Source Corporation 65,465
39,213 AB Industrivarden, Class A 1,378,026
674 Affiliated Managers Group, Inc. 111,635
4,597 Affirm Holdings, Inc.
a
228,747
87,530 AGNC Investment Corporation 772,890
183,580 AIB Group plc 1,233,851
30,996 Allianz SE 12,819,214
22,674 Allstate Corporation 4,498,295
4,780 Amalgamated Financial
Corporation 134,605
13,069 American Express Company 3,481,712
48,971 American International Group, Inc. 3,992,116
6,894 Ameriprise Financial, Inc. 3,247,212
2,745 Ameris Bancorp 160,857
940 AMERISAFE, Inc. 43,701
8,678 Annaly Capital Management, Inc. 170,089
3,779 Arthur J. Gallagher & Company 1,211,888
4,363 Artisan Partners Asset
Management, Inc. 161,344
6,463 Associated Banc-Corp 142,574
1,284 Assurant, Inc. 247,478
2,389 Atlantic Union Bankshares
Corporation 66,175
118,526 Australia and New Zealand
Banking Group, Ltd. 2,266,483
68,788 AvidXchange Holdings, Inc.
a
559,246
614 Axis Capital Holdings, Ltd. 59,140
761,646 Banca Monte dei Paschi di Siena
SPA 6,441,066
412,387 Banco Bilbao Vizcaya Argentaria
SA 5,659,613
733,157 Banco Santander SA
c
5,162,051
10,821 Bank Hapoalim BM 158,729
79,617 Bank Leumi Le-Israel BM 1,130,644
236,370 Bank of America Corporation 9,426,436
161 Bank of Hawaii Corporation 10,644
55,013 Bank of New York Mellon
Corporation 4,423,595
1,609 Bank OZK 68,543
219 Bank7 Corporation 7,972
1,717 BankFinancial Corporation 21,102
5,686 BankUnited, Inc. 185,989
2,374 Bar Harbor Bankshares 70,365
1,352,080 Barclays plc 5,386,178
3,227 BCB Bancorp, Inc. 26,526
5,497 Berkshire Hills Bancorp, Inc. 136,491
3,008 Block, Inc.
a
175,878
23,804 Blue Owl Capital, Inc. 441,088
81,899 BNP Paribas SA 6,939,255
7,388 Brookline Bancorp, Inc. 77,131
8,410 Brown & Brown, Inc. 930,146
2,571 Burke & Herbert Financial Services
Corporation 143,745
3,366 Business First Bancshares, Inc. 77,586
1,173 Byline Bancorp, Inc. 29,958
2,743 Cadence Bank 80,260
224 Camden National Corporation 8,629
426 Capital City Bank Group, Inc. 15,566
25,803 Capital One Financial Corporation 4,651,249
13,166 Capitol Federal Financial, Inc. 74,651
27,155 Carlyle Group, Inc. 1,049,269
Shares Common Stock  79.6% Value
Financials  14.7% - continued
936 Carter Bankshares, Inc.
a
$ 14,330
319 Cathay General Bancorp 13,299
2,535 Cboe Global Markets, Inc. 562,263
101,151 Charles Schwab Corporation 8,233,691
5,403 Chimera Investment Corporation 66,673
275 ChoiceOne Financial Services, Inc. 7,818
18,710 Chubb, Ltd. 5,352,557
1,626 Cincinnati Financial Corporation 226,355
1,934 Citizens Financial Group, Inc. 71,345
2,808 CNB Financial Corporation 61,636
4,529 CNO Financial Group, Inc. 171,830
217 Coinbase Global, Inc.
a
44,027
1,300 Colony Bankcorp, Inc. 20,176
3,305 Columbia Banking System, Inc. 74,098
2,573 Comerica, Inc. 138,299
2,425 Commerce Bancshares, Inc. 147,295
48,450 Commonwealth Bank of Australia 5,164,238
285 Community Financial System, Inc. 15,558
1,777 Community Trust Bancorp, Inc. 87,002
410,406 Credit Agricole SA 7,697,811
1,075 Cullen/Frost Bankers, Inc. 125,205
1,565 Customers Bancorp, Inc.
a
78,250
545 CVB Financial Corporation 10,104
47,600 Dai-ichi Mutual Life Insurance
Company, Ltd. 343,693
275,900 Daiwa Securities Group, Inc. 1,814,298
143,850 DBS Group Holdings, Ltd. 4,673,573
62,041 Deutsche Bank AG 1,626,735
32,471 Deutsche Boerse AG 10,458,704
234 Diamond Hill Investment Group,
Inc. 29,479
24,494 Discover Financial Services 4,474,319
135,674 DNB Bank ASA 3,391,594
3,719 Eagle Bancorp, Inc. 66,756
3,215 East West Bancorp, Inc. 275,043
1,650 Eastern Bankshares, Inc. 24,618
1,576 Enova International, Inc.
a
144,661
11,247 Equitable Holdings, Inc. 556,164
1,938 Equity Bancshares, Inc. 74,594
1,909 Essent Group, Ltd. 108,679
2,700 Euronext NV
b
451,297
13,982 F.N.B. Corporation 183,024
608 FactSet Research Systems, Inc. 262,790
19,656 Federated Hermes, Inc. 798,230
6,646 Fidelity National Information
Services, Inc. 524,236
3,380 Fifth Third Bancorp 121,477
610 First American Financial
Corporation 37,094
7,357 First Bancorp/Puerto Rico 144,491
4,105 First Busey Corporation 85,343
470 First Business Financial Services,
Inc. 22,626
2,135 First Citizens BancShares, Inc./NC 3,798,464
5,430 First Financial Bancorp 125,705
1,472 First Financial Bankshares, Inc. 49,327
2,823 First Financial Corporation 139,456
911 First Hawaiian, Inc. 20,825
10,958 First Horizon Corporation 198,121
2,709 First Internet Bancorp 57,593
455 First Interstate BancSystem, Inc. 11,919
3,223 First Merchants Corporation 114,868
2,975 First Mid-Illinois Bancshares, Inc. 99,454
4,874 Fiserv, Inc.
a
899,594
3,022 Flagstar Financial, Inc. 35,388

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Financials  14.7% - continued
5,230 Flushing Financial Corporation $ 62,603
1,165 Flywire Corporation
a
10,963
11,825 Fulton Financial Corporation 197,241
13,781 Glacier Bancorp, Inc. 561,714
609 Great Southern Bancorp, Inc. 33,495
138 Hamilton Lane, Inc. 21,320
3,341 Hancock Whitney Corporation 174,033
926 Hanmi Financial Corporation 21,178
892 Hanover Insurance Group, Inc. 148,161
3,881 HarborOne Bancorp, Inc. 43,933
3,083 Hartford Insurance Group, Inc. 378,192
2,908 Home BancShares, Inc. 80,697
1,153 Hometrust Bancshares, Inc. 39,363
9,870 Horizon Bancorp, Inc. 144,892
10,340 Houlihan Lokey, Inc. 1,675,907
259,121 HSBC Holdings plc 2,888,505
187 HUB24, Ltd. 8,639
6,695 Huntington Bancshares, Inc./OH 97,278
62 Independent Bank Corporation/MA 3,664
3,090 Independent Bank Corporation/MI 94,121
290,872 Insurance Australia Group, Ltd. 1,527,795
397 Interactive Brokers Group, Inc. 68,224
23,932 Intercontinental Exchange, Inc. 4,019,858
10,406 Invesco, Ltd. 144,956
451 Investar Holding Corporation 8,628
260,466 Investor AB, Class B 7,717,208
19,542 Jack Henry & Associates, Inc. 3,389,169
18,897 Janus Henderson Group plc 627,569
268,400 Japan Post Holdings Company,
Ltd. 2,608,919
1,200 Japan Post Insurance Company,
Ltd. 24,124
53,881 JPMorgan Chase & Company 13,180,370
10,820 Kearny Financial Corporation/MD 67,733
241,424 KeyCorp 3,582,732
2,291 Kinsale Capital Group, Inc. 997,181
1,306 LendingTree, Inc.
a
67,377
7,341 M&T Bank Corporation 1,246,208
1,451 MarketAxess Holdings, Inc. 321,527
8,552 Marsh & McLennan Companies,
Inc. 1,928,219
3,105 Mercantile Bank Corporation 131,373
55,370 MetLife, Inc. 4,173,237
1,325 Metropolitan Bank Holding
Corporation
a
82,057
47,223 MGIC Investment Corporation 1,176,325
5,757 Midland States Bancorp, Inc. 93,724
3,920 MidWestOne Financial Group, Inc. 108,741
317,300 Mitsubishi HC Capital, Inc. 2,244,626
488,100 Mitsubishi UFJ Financial Group,
Inc. 6,149,635
144,100 Mizuho Financial Group, Inc. 3,602,880
1,545 Morningstar, Inc. 439,892
30,600 MS and AD Insurance Group
Holdings, Inc. 695,532
862 MSCI, Inc. 469,885
10,113 Nasdaq, Inc. 770,712
76,908 National Australia Bank, Ltd. 1,775,858
6,064 Netwealth Group, Ltd. 108,952
19,536 NMI Holdings, Inc.
a
706,617
34,748 NN Group NV 2,130,760
67,100 Nomura Holdings, Inc. 373,986
1,767 Northeast Community Bancorp,
Inc. 40,217
12,770 Northern Trust Corporation 1,200,125
Shares Common Stock  79.6% Value
Financials  14.7% - continued
4,904 Northfield Bancorp, Inc. $ 51,737
413 Northrim BanCorp, Inc. 33,160
8,046 Northwest Bancshares, Inc. 99,368
5,383 OceanFirst Financial Corporation 89,142
4,328 OFG Bancorp 170,307
29,655 Old National Bancorp 610,596
7,151 Old Republic International
Corporation 268,878
9,017 Old Second Bancorp, Inc. 142,378
11,079 OneMain Holdings, Inc. 521,489
2,590 Orrstown Financial Services, Inc. 77,622
4,364 Pacific Premier Bancorp, Inc. 88,764
782 Palomar Holdings, Inc.
a
113,406
9,577 Paragon Banking Group plc 108,192
31 Park National Corporation 4,653
1,258 Paymentus Holdings, Inc.
a
40,835
1,429 PCB Bancorp 28,023
2,860 Peoples Bancorp, Inc./OH 82,969
1,420 Pinnacle Financial Partners, Inc. 142,341
9,904 Plus500, Ltd. 405,986
3,592 Popular, Inc. 342,749
2,867 Principal Financial Group, Inc. 212,588
1,599 Prosperity Bancshares, Inc. 108,572
10,386 Provident Financial Services, Inc. 170,019
2,064 Prudential Financial, Inc. 211,993
259,654 QBE Insurance Group, Ltd. 3,588,395
7,887 Radian Group, Inc. 251,911
6,500 Rakuten Bank, Ltd.
a
273,375
4,175 Regions Financial Corporation 85,212
422 Reinsurance Group of America,
Inc. 79,045
449 Renasant Corporation 14,399
7,836 Rithm Capital Corporation 87,606
7,184 RLI Corporation 531,688
17,172 Robinhood Markets, Inc.
a
843,317
10,690 SEI Investments Company 836,920
5,917 Selective Insurance Group, Inc. 516,140
543 ServisFirst Bancshares, Inc. 38,672
4,839 Shore Bancshares, Inc. 66,923
2,224 Sierra Bancorp 58,847
570 Simmons First National
Corporation 10,636
214,600 Singapore Exchange, Ltd. 2,360,785
603 Southern Missouri Bancorp, Inc. 31,748
441 Southern States Bancshares, Inc. 14,734
1,374 Southside Bancshares, Inc. 38,733
2,032 SouthState Corporation 176,337
5,000 StepStone Group, Inc. 250,050
2,160 Stifel Financial Corporation 185,090
1,032 StoneX Group, Inc.
a
91,399
120,400 Sumitomo Mitsui Financial Group,
Inc. 2,872,409
6,097 Svolder AB 36,079
7,681 Synovus Financial Corporation 332,741
5,339 Texas Capital Bancshares, Inc.
a
363,853
44,800 Tokio Marine Holdings, Inc. 1,795,690
694 Tompkins Financial Corporation 41,362
188 Towne Bank/Portsmouth, VA 6,195
10,095 TPG RE Finance Trust, Inc. 77,126
24,072 TPG, Inc. 1,118,144
19,237 Tradeweb Markets, Inc. 2,660,477
21,089 Triumph Financial, Inc.
a
1,126,574
1,624 Truist Financial Corporation 62,264
2,584 TrustCo Bank Corporation NY 78,683
4,371 Trustmark Corporation 146,647

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Financials  14.7% - continued
28,875 U.S. Bancorp $ 1,164,818
170,333 UBS Group AG 5,170,521
1,312 UMB Financial Corporation 124,076
1,850 United Bankshares, Inc. 63,437
5,368 United Community Banks, Inc. 148,210
1,207 Unity Bancorp, Inc. 49,970
2,696 Univest Financial Corporation 79,640
1,917 Unum Group 148,874
19,685 Valley National Bancorp 169,291
3,979 Veritex Holdings, Inc. 92,631
47,962 Visa, Inc. 16,570,871
10,782 Voya Financial, Inc. 638,294
3,562 Webster Financial Corporation 168,483
179,658 Wells Fargo & Company 12,757,515
1,269 Wendel SA 124,776
3,035 WesBanco, Inc. 90,382
1,832 Westamerica Bancorporation 88,724
1,958 Western Alliance Bancorp 136,492
34,336 Western Union Company 340,270
86,617 Westpac Banking Corporation 1,817,671
316 Willis Towers Watson plc 97,265
6,326 Wintrust Financial Corporation 703,261
389 WSFS Financial Corporation 20,053
7,566 Zions Bancorp NA 340,243
547 Zurich Insurance Group AG 387,971
Total 296,149,732
Health Care  9.4%
29,141 ADMA Biologics, Inc.
a
693,556
6,330 Agilent Technologies, Inc. 681,108
1,567 Agios Pharmaceuticals, Inc.
a
46,524
15,551 Amgen, Inc. 4,524,097
4,967 Amicus Therapeutics, Inc.
a
38,147
5,151 Amneal Pharmaceuticals, Inc.
a
39,457
1,458 Anika Therapeutics, Inc.
a
21,185
1,997 Argenx SE ADR
a
1,288,345
59,672 AstraZeneca plc 8,548,971
138,161 Avantor, Inc.
a
1,794,711
13,446 Baxter International, Inc. 419,112
1,159 Biogen, Inc.
a
140,332
27,967 BioMarin Pharmaceutical, Inc.
a
1,781,218
5,670 Bio-Techne Corporation 285,484
8,533 Cabaletta Bio, Inc.
a
11,264
5,178 CareDx, Inc.
a
87,405
24,556 Caribou Biosciences, Inc.
a
20,895
14,304 Cencora, Inc. 4,186,352
4,099 Centene Corporation
a
245,325
9,991 Certara, Inc.
a
138,475
12,826 Cigna Group 4,361,353
25,009 Concentra Group Holdings Parent,
Inc. 543,946
8,589 Cooper Companies, Inc.
a
701,464
6,237 CorVel Corporation
a
678,336
17,696 CSL, Ltd. 2,840,434
7,800 Daiichi Sankyo Company, Ltd. 199,529
19,592 Danaher Corporation 3,905,273
6,076 Denali Therapeutics, Inc.
a
101,165
12,406 Dentsply Sirona, Inc. 172,443
17,745 Dexcom, Inc.
a
1,266,638
1,839 Doximity, Inc.
a
104,602
3,937 Dyne Therapeutics, Inc.
a
46,417
21,042 Elanco Animal Health, Inc.
a
199,478
11,591 Eli Lilly & Company 10,419,729
7,679 Enanta Pharmaceuticals, Inc.
a
46,765
21,101 Encompass Health Corporation 2,468,606
Shares Common Stock  79.6% Value
Health Care  9.4% - continued
9,912 Exact Sciences Corporation
a
$ 452,384
719 Exelixis, Inc.
a
28,149
3,318 Fate Therapeutics, Inc.
a
4,247
13,125 Fresenius Medical Care AG 667,741
35,769 Gilead Sciences, Inc. 3,810,829
39,049 Globus Medical, Inc.
a
2,802,547
7,950 GoodRx Holdings, Inc.
a
36,808
31,825 Haleon plc 160,138
14,573 HealthEquity, Inc.
a
1,249,198
8,993 Henry Schein, Inc.
a
584,275
23,500 Hoya Corporation 2,765,155
1,535 Humana, Inc. 402,538
3,781 IDEXX Laboratories, Inc.
a
1,635,850
326 Illumina, Inc.
a
25,298
2,060 Incyte Corporation
a
129,080
5,175 Inspire Medical Systems, Inc.
a
819,617
338 Insulet Corporation
a
85,274
3,766 Integra LifeSciences Holdings
Corporation
a
61,725
5,739 Intellia Therapeutics, Inc.
a
50,905
12,975 Intuitive Surgical, Inc.
a
6,692,505
1,679 IQVIA Holding, Inc.
a
260,363
4,397 iTeos Therapeutics, Inc.
a
31,878
61,756 Johnson & Johnson 9,653,080
26,593 Labcorp Holdings, Inc. 6,409,179
35 Medpace Holdings, Inc.
a
10,794
75,798 Merck & Company, Inc. 6,457,990
7,137 Merit Medical Systems, Inc.
a
674,090
310 Mettler-Toledo International, Inc.
a
331,877
2,413 Myriad Genetics, Inc.
a
17,880
9,726 Natera, Inc.
a
1,467,945
9,270 Nkarta, Inc.
a
19,652
142,209 Novartis AG 16,219,976
102,429 Novo Nordisk AS 6,848,563
6,476 Olema Pharmaceuticals, Inc.
a
33,416
84,700 Ono Pharmaceutical Company,
Ltd. 974,976
4,426 Penumbra, Inc.
a
1,296,110
1,128 Prestige Consumer Healthcare,
Inc.
a
91,627
8,182 Pro Medicus, Ltd. 1,199,728
3,458 Prothena Corporation plc
a
31,814
546 PTC Therapeutics, Inc.
a
27,213
1,242 QIAGEN NV 53,096
1,109 Quest Diagnostics, Inc. 197,646
51,581 Recordati SPA 3,043,707
5,129 Regeneron Pharmaceuticals, Inc. 3,071,040
14,892 Relay Therapeutics, Inc.
a
49,590
11,103 Repligen Corporation
a
1,532,103
57 Revvity, Inc. 5,326
46,688 Roche Holding AG, Participation
Certificates 15,266,347
4,786 Rocket Pharmaceuticals, Inc.
a
36,517
40,227 Royalty Pharma plc 1,320,250
19,288 RxSight, Inc.
a
283,919
96,654 Sanofi SA ADR 5,311,137
1,612 Scholar Rock Holding Corporation
a
53,051
44,274 scPharmaceuticals, Inc.
a
112,899
6,979 STERIS plc 1,568,460
14,320 Stevanato Group SPA 298,715
152,200 Takeda Pharmaceutical Company,
Ltd. 4,603,841
997 Teleflex, Inc. 136,639
2,073 Tenet Healthcare Corporation
a
296,335
55,800 Terumo Corporation 1,068,053

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Health Care  9.4% - continued
13,188 Twist Bioscience Corporation
a
$ 505,364
27,303 UnitedHealth Group, Inc. 11,233,546
2,001 Vaxcyte, Inc.
a
71,716
639 Veeva Systems, Inc.
a
149,328
11,980 Vericel Corporation
a
455,480
39,429 Viatris, Inc. 331,992
3,268 Viking Therapeutics, Inc.
a
94,347
2,609 Waystar Holding Corporation
a
96,977
3,649 West Pharmaceutical Services,
Inc. 770,997
6,150 Xencor, Inc.
a
67,773
2,744 Xenon Pharmaceuticals, Inc.
a
104,821
6,324 Zentalis Pharmaceuticals, Inc.
a
8,980
43,198 Zimmer Biomet Holdings, Inc. 4,451,554
27,111 Zoetis, Inc. 4,240,160
Total 188,462,261
Industrials  11.5%
4,210 A.O. Smith Corporation 285,691
199 A.P. Moller - Maersk AS, Class A 340,103
2,287 A.P. Moller - Maersk AS, Class B
c
3,937,953
159,787 ABB, Ltd. 8,438,470
627 Ackermans & van Haaren NV 153,356
3,270 Acuity, Inc. 796,605
7,493 Advanced Drainage Systems, Inc. 850,381
12,854 AECOM 1,268,047
678 Aena SME SA
b
170,324
5,246 AGCO Corporation 445,018
17,571 Airbus SE 2,981,630
883 Alaska Air Group, Inc.
a
39,090
7,889 Alfa Laval AB 327,203
2,463 Allegheny Technologies, Inc.
a
133,938
1,254 Allegion plc 174,557
4,783 Allison Transmission Holdings, Inc. 441,184
89,300 Amada Company, Ltd. 894,163
81,746 Amentum Holdings, Inc.
a
1,783,698
5,629 AMETEK, Inc. 954,566
704 Applied Industrial Technologies,
Inc. 171,269
1,355 Arcosa, Inc. 108,495
127 Argan, Inc. 19,448
5,229 Armstrong World Industries, Inc. 758,310
6,912 Array Technologies, Inc.
a
33,039
104,790 Assa Abloy AB 3,180,794
305,324 Atlas Copco AB, Class A 4,726,018
18,682 Atlas Copco AB, Class B 259,413
15,263 Atmus Filtration Technologies, Inc. 529,168
23,698 BAE Systems plc 549,379
7,347 Brady Corporation 516,421
129,036 Brambles, Ltd. 1,695,746
19,280 BWX Technologies, Inc. 2,103,834
2,494 C.H. Robinson Worldwide, Inc. 222,515
12 CACI International, Inc.
a
5,494
2,223 Carlisle Companies, Inc. 843,584
5,909 Casella Waste Systems, Inc.
a
694,012
22,327 Caterpillar, Inc. 6,905,071
24,266 CECO Environmental Corporation
a
577,288
648,000 CK Hutchison Holdings, Ltd. 3,654,124
6,194 Clean Harbors, Inc.
a
1,325,144
384,084 CNH Industrial NV 4,443,852
103,100 ComfortDelGro Corporation, Ltd. 120,955
40,156 Compagnie de Saint-Gobain SA 4,365,678
11,063 Computershare, Ltd. 289,092
215 CSW Industrials, Inc. 67,183
109,104 CSX Corporation 3,062,549
Shares Common Stock  79.6% Value
Industrials  11.5% - continued
695 Cummins, Inc. $ 204,219
2,387 Curtiss-Wright Corporation 823,252
128,400 Dai Nippon Printing Company, Ltd. 1,789,734
756 Dayforce, Inc.
a
43,750
132,431 Delta Air Lines, Inc. 5,513,103
6,393 DNOW, Inc.
a
101,457
36 Dover Corporation 6,143
2,662 EMCOR Group, Inc. 1,066,663
2,722 Energy Recovery, Inc.
a
42,055
18,913 Enerpac Tool Group Corporation 763,518
5,108 EnPro, Inc. 763,135
43,437 ExlService Holdings, Inc.
a
2,105,826
77,630 Fastenal Company 6,285,701
9,946 Federal Signal Corporation 809,903
2,705 Ferguson Enterprises, Inc. 458,930
112,064 Flowserve Corporation 5,068,655
12,590 Fluor Corporation
a
439,265
11,110 Fortive Corporation 774,256
4,487 Frontier Group Holdings, Inc.
a
13,371
40,181 Gates Industrial Corporation plc
a
760,225
16,575 General Dynamics Corporation 4,510,389
448 Gorman-Rupp Company 16,065
14,017 Graco, Inc. 1,143,927
13,170 Great Lakes Dredge & Dock
Corporation
a
119,715
517 Herc Holdings, Inc. 56,580
67,970 Hexcel Corporation 3,294,506
122,800 Hitachi, Ltd. 3,035,065
26,828 Honeywell International, Inc. 5,647,294
19,836 Howmet Aerospace, Inc. 2,748,873
7,193 Hudson Technologies, Inc.
a
48,121
5,375 IDEX Corporation 935,089
47,100 Inaba Denki Sangyo Company,
Ltd. 1,240,765
2,584 Ingersoll Rand, Inc. 194,911
23,000 ITOCHU Corporation 1,176,288
3,886 ITT Corporation 532,460
27,102 Jacobs Solutions, Inc. 3,355,228
35,100 Jardine Matheson Holdings, Ltd. 1,559,671
23,335 JB Hunt Transport Services, Inc. 3,047,084
85,000 Kawasaki Kisen Kaisha, Ltd. 1,165,717
3,002 Kirby Corporation
a
289,303
6,200 Komatsu, Ltd. 179,301
8,887 Kongsberg Gruppen ASA 1,431,774
10,858 Korn Ferry 669,939
19,667 L3Harris Technologies, Inc. 4,327,133
2,957 Landstar System, Inc. 396,682
12,871 Legrand SA 1,414,520
33,655 Leonardo SPA 1,749,665
4,087 Limbach Holdings, Inc.
a
391,289
41,392 Logista Integral SA 1,415,122
1,802 ManpowerGroup, Inc. 77,612
150 Masco Corporation 9,092
45,420 Masterbrand, Inc.
a
551,853
2,428 McGrath RentCorp 258,995
14,600 MEITEC Group Holdings, Inc. 299,674
221,100 Mitsubishi Corporation 4,197,934
16,900 Mitsubishi Electric Corporation 326,937
64,600 Mitsubishi Heavy Industries, Ltd. 1,273,450
82,100 Mitsui & Company, Ltd. 1,660,154
3,659 Moog, Inc. 611,968
11,433 MSC Industrial Direct Company,
Inc. 874,396
22,468 Mueller Water Products, Inc. 589,560
2,353 NEXTracker, Inc.
a
95,555

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Industrials  11.5% - continued
31,700 Nippon Yusen Kabushiki Kaisha $ 1,035,731
3,700 Nishimatsu Construction
Company, Ltd. 137,667
20,100 Nitto Kogyo Corporation 421,958
18,927 nVent Electric plc 1,039,282
6,891 Old Dominion Freight Line, Inc. 1,056,252
5,014 Otis Worldwide Corporation 482,698
2,283 PACCAR, Inc. 205,949
8,470 Parker-Hannifin Corporation 5,124,858
207 Paylocity Holding Corporation
a
39,765
12,618 Pentair plc 1,144,831
709 Pitney Bowes, Inc. 6,154
2,553 RBC Bearings, Inc.
a
838,839
61,800 Recruit Holdings Company, Ltd. 3,424,665
6,889 Regal Rexnord Corporation 729,132
194,876 RELX plc 10,635,336
1,064 Republic Services, Inc. 266,798
2,580 Rheinmetall AG 4,393,873
13,248 Robert Half, Inc. 586,886
3,888 Rockwell Automation, Inc. 962,980
171,260 Rolls-Royce Holdings plc 1,733,567
16,451 Safran SA 4,377,930
2,700 Sankyu, Inc. 118,168
31,393 Schneider Electric SE 7,334,837
57,300 Secom Company, Ltd. 2,106,946
19,551 Shoals Technologies Group, Inc.
a
70,579
6,861 Siemens AG 1,579,822
18,247 Siemens Energy AG
a
1,408,370
120,300 Singapore Technologies
Engineering, Ltd. 683,093
138 SkyWest, Inc.
a
12,305
13,700 Sojitz Corporation 324,113
633 SPX Technologies, Inc.
a
84,917
1,622 SS&C Technologies Holdings, Inc. 122,623
4,909 Stanley Black & Decker, Inc. 294,638
4,444 Sterling Construction Company,
Inc.
a
664,067
120,500 Sumitomo Corporation 2,942,175
75,700 TOPPAN Holdings, Inc. 2,125,093
1,504 Trane Technologies plc 576,498
143 TransDigm Group, Inc. 202,069
12,772 TransUnion 1,059,565
2,822 Trinity Industries, Inc. 70,832
51,000 Tsubakimoto Chain Company 619,565
103,594 Uber Technologies, Inc.
a
8,392,150
1,214 UL Solutions, Inc. 69,429
926 UniFirst Corporation/MA 165,263
5,119 United Airlines Holdings, Inc.
a
352,290
32,399 United Parcel Service, Inc. 3,087,625
1,363 Verisk Analytics, Inc. 404,034
4,351 Verra Mobility Corporation
a
94,852
1,057 Wabtec Corporation 195,270
7,988 Waste Connections, Inc. 1,578,668
2,133 Watsco, Inc. 980,839
9,818 Werner Enterprises, Inc. 242,112
16,058 WNS Holdings, Ltd.
a
971,830
7,678 Wolters Kluwer NV 1,355,619
72 Xylem, Inc. 8,681
743,200 Yangzijiang Shipbuilding Holdings,
Ltd.
a
1,273,074
9,100 Yuasa Trading Company, Ltd. 278,484
27,830 Zigup plc 116,203
Total 231,008,518
Shares Common Stock  79.6% Value
Information Technology  14.0%
40,800 Advantest Corporation $ 1,706,907
9,279 Agilysys, Inc.
a
689,894
1,932 Ambarella, Inc.
a
92,717
26,935 Amphenol Corporation 2,072,648
148,848 Apple, Inc. 31,630,200
31,486 Applied Materials, Inc. 4,745,255
13,608 Arista Networks, Inc.
a
1,119,530
11,322 ASML Holding NV 7,579,417
768 Astera Labs, Inc.
a
50,158
472 Atlassian Corporation
a
107,762
9,736 Aurora Innovation, Inc.
a
70,489
475 Autodesk, Inc.
a
130,269
421 BILL Holdings, Inc.
a
19,185
10,729 BlackLine, Inc.
a
506,731
63,698 Broadcom, Inc. 12,259,954
2,330 C3.ai, Inc.
a
51,283
22,255 CDW Corporation 3,573,263
18,684 Check Point Software
Technologies, Ltd.
a
4,102,259
148,566 Cisco Systems, Inc. 8,576,715
4,115 Clearwater Analytics Holdings,
Inc.
a
93,575
7,406 Coherent Corporation
a
476,354
3,490 CommVault Systems, Inc.
a
583,284
569 Consensus Cloud Solutions, Inc.
a
11,300
2,975 Credo Technology Group Holding,
Ltd.
a
128,074
3,183 CrowdStrike Holdings, Inc.
a
1,365,093
6,951 CyberArk Software, Ltd.
a
2,447,864
6,589 Descartes Systems Group, Inc.
a
694,415
4,400 DISCO Corporation 851,310
49 DocuSign, Inc.
a
4,006
4,818 Dolby Laboratories, Inc. 369,974
25,840 Dynatrace Holdings, LLC
a
1,213,705
2,181 Elastic NV
a
188,002
620 Enphase Energy, Inc.
a
27,646
1,796 Expensify, Inc.
a
5,316
1,444 F5, Inc.
a
382,285
1,984 Fabrinet
a
406,839
637 Fair Isaac Corporation
a
1,267,426
548 FARO Technologies, Inc.
a
16,117
547 First Solar, Inc.
a
68,824
9,289 Flex, Ltd.
a
318,984
52,504 Fortinet, Inc.
a
5,447,815
5,176 Freshworks, Inc.
a
76,450
16,000 FUJIFILM Holdings NPV 327,718
7,900 Fujitsu, Ltd. 175,502
2,507 Gartner, Inc.
a
1,055,648
3,974 Gen Digital, Inc. 102,807
35,060 Gitlab, Inc.
a
1,636,250
4,956 Globant SA
a,c
582,677
11,447 Guidewire Software, Inc.
a
2,344,002
11,320 Halma plc 417,838
2,440 HubSpot, Inc.
a
1,492,060
5,217 Impinj, Inc.
a
480,642
39,300 International Business Machines
Corporation 9,503,526
909 IPG Photonics Corporation
a
54,440
881 Itron, Inc.
a
98,047
2,746 Jabil, Inc. 402,454
45,589 JFrog, Ltd.
a
1,539,541
5,800 Keyence Corporation 2,424,931
4,338 Keysight Technologies, Inc.
a
630,745
18,268 Knowles Corporation
a
287,538
246,500 Kyocera Corporation 2,921,452

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Information Technology  14.0% - continued
25,661 Lattice Semiconductor
Corporation
a
$ 1,255,593
323 MACOM Technology Solutions
Holdings, Inc.
a
33,511
10,954 Marvell Technology, Inc. 639,385
24,372 Micron Technology, Inc. 1,875,425
107,200 Microsoft Corporation 42,371,872
1,379 MicroStrategy, Inc.
a,c
524,172
657 Mirion Technologies, Inc.
a
10,367
10,842 MKS Instruments, Inc. 760,458
4,872 MongoDB, Inc.
a
838,812
61 Monolithic Power Systems, Inc. 36,179
997 Motorola Solutions, Inc. 439,069
128,400 Murata Manufacturing Company,
Ltd. 1,829,258
110,200 NEC Corporation 2,682,579
5,111 NetApp, Inc. 458,712
1,911 Nova, Ltd.
a
368,962
15,200 NS Solutions Corporation 360,617
7,900 NSD Company, Ltd. 185,985
90,000 NTT Data Group Corporation 1,787,436
309,543 NVIDIA Corporation 33,715,424
1,659 Okta, Inc.
a
186,073
10,227 Onto Innovation, Inc.
a
1,247,387
30,500 Otsuka Corporation 676,462
41,330 Palantir Technologies, Inc.
a
4,895,125
6,942 Pegasystems, Inc. 639,219
451 Procore Technologies, Inc.
a
28,905
10,365 PTC, Inc.
a
1,606,264
2,717 Q2 Holdings, Inc.
a
215,322
600 Qorvo, Inc.
a
43,002
73,450 QUALCOMM, Inc. 10,904,387
6,700 Renesas Electronics Corporation 78,626
57,800 Rohm Company, Ltd. 526,269
134,259 Samsung Electronics Company,
Ltd. 5,238,456
36,244 SAP SE 10,604,575
15,618 SAP SE ADR 4,563,423
35,100 SCSK Corporation 918,055
9,374 ServiceNow, Inc.
a
8,952,264
2,873 Silicon Laboratories, Inc.
a
292,356
2,457 Skyworks Solutions, Inc. 157,936
24,507 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 4,085,072
50,354 TD SYNNEX Corporation 5,579,223
3,136 TE Connectivity plc 459,048
51,910 Technology One, Ltd. 1,001,975
1,452 Teledyne Technologies, Inc.
a
676,676
2,437 Tenable Holdings, Inc.
a
74,499
15,200 Tokyo Electron, Ltd. 2,263,256
32,015 Trimble, Inc.
a
1,989,412
16,413 TTM Technologies, Inc.
a
328,588
2,446 Tyler Technologies, Inc.
a
1,328,912
2,854 VeriSign, Inc.
a
805,170
654 Vontier Corporation 20,804
10,369 Western Digital Corporation
a
454,784
Total 283,022,453
Materials  3.7%
27,131 Air Liquide SA 5,574,826
13,291 Alcoa Corporation 326,028
12,770 Amcor plc
c
117,484
1,108 AptarGroup, Inc. 166,145
4,985 Aspen Aerogels, Inc.
a
26,919
Shares Common Stock  79.6% Value
Materials  3.7% - continued
6,035 Avient Corporation $ 201,026
56,681 Axalta Coating Systems, Ltd.
a
1,842,133
1,059 Balchem Corporation 165,786
208,067 BHP Group, Ltd. 4,958,991
29,194 Buzzi SPA 1,529,852
5,670 Celanese Corporation 252,372
81,064 CF Industries Holdings, Inc. 6,352,986
11,191 Chemours Company 138,545
26,613 Constellium SE
a
269,057
55,276 Corteva, Inc. 3,426,559
41,733 Deterra Royalties, Ltd. 97,302
11,732 DuPont de Nemours, Inc. 774,195
600 Eagle Materials, Inc. 135,834
31,850 Eastman Chemical Company 2,452,450
23,912 Element Solutions, Inc. 488,044
44,184 Evraz plc
a,d
6
3,878 FMC Corporation 162,566
4,087 Freeport-McMoRan, Inc. 147,255
1,905 Givaudan SA 9,190,408
117,642 Granges AB 1,469,424
978 Greif, Inc. 51,325
22,656 Hecla Mining Company 129,592
16,693 Heidelberg Materials AG 3,337,152
47,375 Hexpol AB 411,948
64,053 Holcim AG 7,157,793
2,384 Ingevity Corporation
a
78,624
1,554 Innospec, Inc. 139,052
5,223 International Flavors & Fragrances,
Inc. 409,797
2,348 Kaiser Aluminum Corporation 151,352
1,798 Koppers Holdings, Inc. 45,058
42,100 Kyoei Steel, Ltd. 593,413
445 LyondellBasell Industries NV 25,903
4,359 Magnera Corporation
a
63,947
2,141 Martin Marietta Materials, Inc. 1,121,841
1,697 Minerals Technologies, Inc. 87,548
11,700 Mitsubishi Gas Chemical
Company, Inc. 178,267
12,299 Mosaic Company 373,890
36,639 Northern Star Resources, Ltd. 450,061
52,568 Nucor Corporation 6,275,042
3,378 O-I Glass, Inc.
a
42,765
15,538 Olin Corporation 335,932
3,268 Packaging Corporation of America 606,573
2,871 PPG Industries, Inc. 312,537
36,431 Rio Tinto plc 2,170,892
32,482 Rio Tinto, Ltd.
c
2,430,210
3,165 Royal Gold, Inc. 578,277
7,283 RPM International, Inc. 777,460
3,619 Sealed Air Corporation 99,740
6,457 Sensient Technologies Corporation 606,635
26,000 Shin-Etsu Chemical Company, Ltd. 791,219
4,696 Sonoco Products Company 192,536
100,594 SSAB AB, Class A 635,637
34,335 SSAB AB, Class B 213,423
1,045 Steel Dynamics, Inc. 135,547
1,006 Stepan Company 50,863
16,300 Taiyo Holdings Company, Ltd. 603,491
36,500 Toagosei Company, Ltd. 343,407
10,389 Trinseo plc 41,348
16,676 Tronox Holdings plc 90,217
5,860 United States Steel Corporation 256,141
983 Vidrala SA 107,145
2,403 Vulcan Materials Company 630,379

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.6% Value
Materials  3.7% - continued
6,032 West Fraser Timber Company, Ltd. $ 446,247
Total 73,846,419
Real Estate  2.1%
5,505 Alexandria Real Estate Equities,
Inc. 399,993
819 Alpine Income Property Trust, Inc. 12,654
8,809 Anywhere Real Estate, Inc.
a
30,479
41,244 Aroundtown SA
a
123,221
8,728 AvalonBay Communities, Inc. 1,832,705
15,605 Brixmor Property Group, Inc. 388,721
19,810 Broadstone Net Lease, Inc. 320,526
1,175 CareTrust REIT, Inc. 34,392
38,380 CBRE Group, Inc.
a
4,689,268
9,156 Chatham Lodging Trust 62,902
41,300 City Developments, Ltd. 157,252
4,213 Colliers International Group, Inc. 502,906
13,262 Compass, Inc.
a
102,383
14,259 CoStar Group, Inc.
a
1,057,590
5,497 Cousins Properties, Inc. 151,387
50,965 Crown Castle, Inc. 5,390,058
9,230 Curbline Properties Corporation 211,275
53,098 DEXUS Property Group 255,593
16,427 Douglas Elliman, Inc.
a
27,269
7,874 EPR Properties 389,684
3,562 Equinix, Inc. 3,065,991
30,922 Essential Properties Realty Trust,
Inc. 994,761
1,071 Essex Property Trust, Inc. 298,970
6,784 First Industrial Realty Trust, Inc. 322,783
12,845 Global Net Lease, Inc. 96,980
257,272 Healthcare Realty Trust, Inc. 3,995,434
303,000 Henderson Land Development
Company, Ltd. 859,290
50,400 Hongkong Land Holdings, Ltd. 246,658
52,926 Host Hotels & Resorts, Inc. 747,315
567 Howard Hughes Holdings, Inc.
a
37,723
5,737 Independence Realty Trust, Inc. 111,470
27,499 Industrial Logistics Properties Trust 72,047
7,983 Innovative Industrial Properties,
Inc. 433,557
18,358 InvenTrust Properties Corporation 511,454
480,600 Link REIT 2,250,100
14,105 National Storage Affiliates Trust 524,706
20,318 NetSTREIT Corporation 330,574
50,572 Outfront Media, Inc. 765,154
70,476 Park Hotels & Resorts, Inc. 700,531
4,048 Peakstone Realty Trust 46,592
22,274 Pebblebrook Hotel Trust 201,580
5,836 PSP Swiss Property AG 1,039,220
1,304 RE/MAX Holdings, Inc.
a
9,976
52,032 RLJ Lodging Trust 364,744
1,592 RMR Group, Inc. 23,371
1,148 Ryman Hospitality Properties 100,967
97,752 Sabra Health Care REIT, Inc. 1,744,873
2,354 Safehold, Inc. 37,076
7,141 Sila Realty Trust, Inc. 183,952
3,767 Simon Property Group, Inc. 592,850
27,432 STAG Industrial, Inc. 906,079
145,500 Sun Hung Kai Properties, Ltd. 1,380,273
3,606 Swiss Prime Site AG 508,468
42,123 Tanger, Inc. 1,327,296
5,713 Terreno Realty Corporation 321,813
111,117 Uniti Group, Inc. 546,696
8,044 Zillow Group, Inc., Class A
a
530,743
Shares Common Stock  79.6% Value
Real Estate  2.1% - continued
4,416 Zillow Group, Inc., Class C
a
$ 297,329
Total 42,669,654
Utilities  3.0%
11,618 ACEA SPA 272,937
113,809 AES Corporation 1,138,090
11,737 Alliant Energy Corporation 716,426
3,164 American States Water Company 256,632
3,808 American Water Works Company,
Inc. 559,814
225,014 APA Group 1,184,017
739 Artesian Resources Corporation 26,249
5,601 Black Hills Corporation 341,101
4,670 Brookfield Infrastructure
Corporation 174,845
257 Brookfield Renewable Corporation 7,314
1,261 California Water Service Group 63,870
853,857 Centrica plc 1,828,126
15,431 Clearway Energy, Inc., Class A 422,038
16,102 Clearway Energy, Inc., Class C 472,433
20,118 Constellation Energy Corporation 4,495,166
51,190 Contact Energy, Ltd. 269,668
6,137 DTE Energy Company 840,769
66,137 Duke Energy Corporation 8,070,037
73,493 E.ON SE 1,285,361
12,560 Edison International 672,086
43,324 Enel SPA 375,574
385,066 Engie SA 7,958,664
96,854 Entergy Corporation 8,055,347
8,944 Essential Utilities, Inc. 367,867
12,838 Evergy, Inc. 887,106
5,615 Eversource Energy 333,980
183,171 Fortum Oyj
c
3,071,144
22,840 Hawaiian Electric Industries, Inc.
a
239,820
341,217 Italgas SPA 2,803,444
1,342 Middlesex Water Company 84,707
14,636 NiSource, Inc. 572,414
346 NRG Energy, Inc. 37,915
12,700 PG&E Corporation 209,804
2,469 Portland General Electric
Company 103,994
56,547 Public Service Enterprise Group,
Inc. 4,519,802
54,865 UGI Corporation 1,799,023
35,198 Vistra Energy Corporation 4,562,717
63,343 XPLR Infrastructure, LP
c
521,946
Total 59,602,247
Total Common Stock
(cost $1,254,207,138) 1,602,805,743
Shares
Registered Investment
Companies   5.7% Value
U.S. Affiliated   4.7%
6,025,894 Thrivent Core Emerging Markets
Equity Fund 57,788,324
3,900,922 Thrivent Core Small Cap Value
Fund 36,278,577
Total 94,066,901
U.S. Unaffiliated   1.0%
12,572 Invesco QQQ Trust Series 1 5,977,609
2,301 iShares Russell 2000 Growth ETF 583,418
21,207 SPDR S&P 500 ETF Trust 11,760,130

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  5.7% Value
U.S. Unaffiliated   1.0%  - continued
11,874 SPDR S&P Biotech ETF
c
$ 984,948
3,635 SPDR S&P Regional Banking ETF
c
196,763
4,475 SPDR S&P Software & Services
ETF
c
729,470
Total 20,232,338
Total Registered Investment
Companies (cost $112,025,457) 114,299,239
Shares
Collateral Held for Securities
Loaned 0.7% Value
14,495,243 Thrivent Cash Management Trust 14,495,243
Total Collateral Held for
Securities Loaned
(cost $14,495,243) 14,495,243
Shares Preferred Stock <0.1% Value
Consumer Discretionary  <0.1%
3,755 Porsche Automobil Holding SE 154,822
Total 154,822
Total Preferred Stock
(cost $162,270) 154,822
Shares or
Principal
Amount Short-Term Investments 14.3% Value
Federal Home Loan Bank Discount
Notes
100,000 4.225%, 5/2/2025
e,f
99,976
100,000 4.220%, 5/7/2025
e,f
99,918
5,000,000 4.206%, 5/21/2025
e
4,987,662
5,800,000 4.235%, 5/28/2025
e,f
5,780,918
100,000 4.230%, 5/30/2025
e,f
99,647
500,000 4.208%, 6/13/2025
e,f
497,446
500,000 4.150%, 6/25/2025
e,f
496,749
1,100,000 4.205%, 7/11/2025
e,f
1,090,892
Federal Home Loan Mortgage
Corporation Discount Notes
5,600,000 4.100%, 6/10/2025
e,f
5,573,341
1,700,000 4.130%, 7/14/2025
e,f
1,685,338
Federal National Mortgage
Association Discount Notes
6,500,000 4.215%, 5/5/2025
e,f
6,496,181
2,800,000 4.145%, 6/24/2025
e,f
2,782,119
100,000 4.140%, 7/10/2025
e,f
99,184
600,000 4.160%, 7/14/2025
e,f
594,825
300,000 4.145%, 7/21/2025
e,f
297,171
State Street Institutional U.S.
Government Money Market
Fund
257,969,044 4.288%
e
257,969,044
Total Short-Term Investments
(cost $288,654,582) 288,650,411
Total Investments (cost
$1,669,544,690) 100.3% $2,020,405,458
Other Assets and Liabilities, Net
(0.3%) (6,103,051)
Total Net Assets 100.0% $2,014,302,407
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $8,071,566 or 0.4% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
April 30, 2025:
Securities Lending Transactions
Common Stock $ 13,787,597
Total lending $13,787,597
Gross amount payable upon return of
collateral for securities loaned $14,495,243
Net amounts due to counterparty $707,646
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $405,857,705
Gross unrealized depreciation (56,814,121)
Net unrealized appreciation (depreciation) $349,043,584
Cost for federal income tax purposes $1,676,680,863

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

,
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 111,128,736 83,812,550 27,316,186 –
Consumer Discretionary 176,761,781 119,786,015 56,975,766 –
Consumer Staples 76,796,127 32,834,020 43,962,107 –
Energy 63,357,815 44,285,536 19,072,277 2
Financials 296,149,732 161,153,410 134,996,322 –
Health Care 188,462,261 124,055,102 64,407,159 –
Industrials 231,008,518 122,582,057 108,426,461 –
Information Technology 283,022,453 238,094,867 44,927,586 –
Materials 73,846,419 31,601,552 42,244,861 6
Real Estate 42,669,654 35,849,579 6,820,075 –
Utilities 59,602,247 40,553,312 19,048,935 –
Registered Investment Companies
U.S. Unaffiliated 20,232,338 20,232,338 – –
Preferred Stock
Consumer Discretionary 154,822 – 154,822 –
Short-Term Investments 288,650,411 257,969,044 30,681,367 –
Subtotal Investments in Securities $1,911,843,314 $1,312,809,382 $599,033,924 $8
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 94,066,901
Collateral Held for Securities Loaned 14,495,243
Subtotal Other Investments $108,562,144
Total Investments at Value $2,020,405,458
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,612,647 5,612,647 – –
Total Return Swaps 91,773 – 91,773 –
Total Asset Derivatives $5,704,420 $5,612,647 $91,773 $–
Liability Derivatives
Futures Contracts 385,431 385,431 – –
Total Liability Derivatives $385,431 $385,431 $– $–

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $25,693,705 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 6 June 2025 $ 604,836 ( $ 13,896)
CME E-mini S&P 500 Index 1,548 June 2025 431,825,718 608,082
CME E-mini S&P Mid-Cap 400 Index 1 June 2025 288,267 (2,487)
ICE mini MSCI EAFE Index 317 June 2025 38,623,186 917,809
ICE US mini MSCI Emerging Markets Index 354 June 2025 20,016,048 (369,048)
Total Futures Long Contracts $ 491,358,055 $ 1,140,460
CME E-mini Russell 2000 Index (1,060) June 2025 ( $ 106,678,251) $ 2,278,851
CME E-mini S&P Mid-Cap 400 Index (342) June 2025 (99,544,665) 1,807,905
Total Futures Short Contracts ( $ 206,222,916) $4,086,756
Total Futures Contracts $ 285,135,139 $5,227,216
The following table presents Global Stock Fund's total return swap contracts held as of April 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 4,702,087 $ 91,773 $ – $ 91,773
Total Return Swaps $ 91,773 $ – $91,773
# Payment made on Termination Date
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 5,612,647
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 91,773
Total Equity Contracts 5,704,420
Total Asset Derivatives $5,704,420
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 385,431
Total Equity Contracts 385,431
Total Liability Derivatives $385,431
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 3,699,221
Total Equity Contracts 3,699,221
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (620,741)
Total Foreign Exchange Contracts (620,741)
Total $3,078,480
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,270,591
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 486,472
Total Equity Contracts 5,757,063
Total $5,757,063
The following table presents Global Stock Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $551,360,006
Futures - Short (209,613,416)
Total Return Swaps - Short (416,052)
Foreign Exchange Contracts
Futures - Long 14,375,970
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust and Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $57,232 $1,784 $– $57,788 6,026 2.9%
Core Small Cap Value 40,614 4,867 260 36,279 3,901 1.8
Total U.S. Affiliated Registered Investment
Companies 97,846 94,067 4.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,116 67,446 56,067 14,495 14,495 0.7
Total Collateral Held for Securities Loaned 3,116 14,495 0.7
Total Value $100,962 $108,562

Global Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($1,228) $– $1,784
Core Small Cap Value 37 (8,979) 4,173 694
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,478
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 39
Total Affiliated Income from Securities Loaned, Net $39
Total $37 ($10,207) $4,173

Government Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.3% Value
Asset-Backed Securities  7.7%
Access Group, Inc.
$ 230,847
4.968%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 229,757
ECMC Group Student Loan Trust
396,328
5.304%,  (SOFR30A +
0.950%), 5/27/2025, Ser.
2025-1A, Class A
a,b
392,434
279,968
5.504%,  (SOFR30A +
1.150%), 5/27/2025, Ser.
2024-1A, Class A
a,b
280,419
Goodgreen
177,907
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
164,165
Granite Edvance Corporation
149,460
5.641%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
149,400
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
368,692
1.650%,  3/25/2051, Ser.
2021-1 349,759
Missouri Higher Education Loan
Auth.
317,448
1.530%,  1/25/2061, Ser.
2021-1 293,171
Navient Student Loan Trust
384,288
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
328,316
RMF Buyout Issuance Trust
13,840
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
13,795
Sunnova Hestia I Issuer, LLC
628,575
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
635,014
Sunnova Hestia II Issuer, LLC
281,224
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
280,344
Total 3,116,574
Collateralized Mortgage Obligations  15.3%
Federal Agricultural Mortgage
Corporation Real Estate Trust
778,650
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
621,791
119,917
5.193%,  8/1/2054, Ser.
2024-2, Class A
a,b
118,411
Federal Home Loan Mortgage
Corporation - REMIC
76,209
4.000%,  1/25/2051, Ser.
5249, Class LA 75,020
425,000
5.000%,  1/25/2055, Ser.
5490, Class LB 410,435
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 249,490
582,911
1.500%,  3/25/2050, Ser.
4982, Class JA 464,008
234,000
5.000%,  8/25/2050, Ser.
5465, Class AC 235,920
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 746,281
Principal
Amount Long-Term Fixed Income  99.3% Value
Collateralized Mortgage Obligations  15.3% -
continued
$ 450,000
5.000%,  8/25/2054, Ser.
5446, Class EC $ 425,046
275,000
5.000%,  9/25/2054, Ser.
5473, Class HL 274,104
163,554
4.959%,  (SOFR30A +
0.614%), 1/15/2032, Ser.
3218, Class FN
b
162,718
350,000
4.000%,  9/25/2035, Ser.
5231, Class VB 327,008
18,768
2.000%,  1/15/2041, Ser.
4074, Class JA 18,373
139,288
1.750%,  6/15/2042, Ser.
4097, Class QN 125,338
Federal Home Loan Mortgage
Corporation - SCRT
332,828
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
264,291
Federal Home Loan Mortgage
Corporation - SLST
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
612,635
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
226,354
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
196,638
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 425,556
169,368
4.000%,  7/25/2053, Ser.
2024-76, Class DA 165,382
81,786
2.000%,  11/25/2032, Ser.
2012-123, Class BA 77,215
218,244
3.500%,  4/25/2045, Ser.
2015-18, Class DY 205,848
Total 6,201,508
Commercial Mortgage-Backed Securities  8.2%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
400,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
412,167
400,000
5.355%,  1/25/2029, Ser.
K517, Class A2
b,c
416,134
600,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
621,190
300,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
306,188
250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
253,378
475,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
482,039
250,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
256,167
116,130
4.900%,  10/25/2033, Ser.
K-161, Class A2
b,c
119,157
475,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
471,752
Total 3,338,172

Government Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Mortgage-Backed Securities  37.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 358,109 2.000%,  1/1/2052 $ 288,391
294,963 6.000%,  1/1/2055 304,725
373,278 3.000%,  2/1/2050 328,860
410,449 2.000%,  5/1/2051 330,545
424,319 4.000%,  5/1/2052 398,690
55,897 5.000%,  7/1/2053 55,099
92,763 3.500%,  9/1/2047 85,493
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
133,675 2.500%,  7/1/2030 129,411
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
673,931 2.000%,  3/1/2033 645,955
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
193,987 6.000%,  10/1/2038 201,184
212,272 6.000%,  5/1/2039 219,532
825,000 5.000%,  5/1/2040
d
829,394
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
480,076 3.500%,  5/1/2040 456,922
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
74,427 2.000%,  2/1/2051 59,937
87,401 2.000%,  2/1/2051 70,386
734,414 2.500%,  2/1/2051 619,036
572,287 3.000%,  5/1/2051 506,020
478,950 3.000%,  6/1/2050 426,631
564,427 3.500%,  8/1/2050 516,626
384,907 6.000%,  8/1/2054 398,178
480,931 3.500%,  9/1/2052 437,745
112,531 2.000%,  11/1/2051 90,495
455,201 2.000%,  12/1/2050 364,814
1,723,380 4.500%,  12/1/2052 1,659,824
1,325,000 5.500%,  5/1/2041
d
1,322,140
175,000 6.000%,  5/1/2041
d
177,522
93,020 3.500%,  12/1/2047 85,847
800,000 3.000%,  5/1/2049
d
694,162
550,000 4.000%,  5/1/2049
d
512,514
550,000 4.500%,  5/1/2049
d
525,938
100,000 5.000%,  5/1/2049
d
97,882
925,000 5.000%,  6/1/2049
d
905,007
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
857,310 2.500%,  3/1/2062 680,945
340,190 3.500%,  7/1/2061 301,573
347,899 4.000%,  12/1/2061 321,796
Total 15,049,219
U.S. Government & Agencies  31.1%
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 949,019
Tennessee Valley Authority
420,000 5.250%,  2/1/2055 409,530
80,000 4.375%,  8/1/2034 79,876
Principal
Amount Long-Term Fixed Income  99.3% Value
U.S. Government & Agencies  31.1% -
continued
$ 235,000 5.250%,  9/15/2039 $ 246,964
U.S. Treasury Bonds
1,450,000 4.625%,  2/15/2055 1,434,820
600,000 4.625%,  2/15/2035 622,500
425,000 4.750%,  2/15/2045 427,922
U.S. Treasury Notes
1,200,000 3.750%,  4/15/2028 1,205,531
3,600,000 4.000%,  3/31/2030 3,644,719
3,600,000 4.125%,  3/31/2032 3,642,750
Total 12,663,631
Total Long-Term Fixed Income
(cost $40,869,185) 40,369,104
Shares or
Principal
Amount Short-Term Investments 12.7% Value
Federal Home Loan Bank Discount
Notes
100,000 4.205%, 7/11/2025
e,f
99,172
State Street Institutional U.S.
Government Money Market
Fund
2,079,142 4.288%
e
2,079,141
Thrivent Core Short-Term Reserve
Fund
300,000 4.620% 3,000,000
Total Short-Term Investments
(cost $5,178,312) 5,178,313
Total Investments (cost
$46,047,497) 112.0% $45,547,417
Other Assets and Liabilities, Net
(12.0%) (4,898,066)
Total Net Assets 100.0% $40,649,351
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $3,064,446 or 7.5% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Government Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 403,601
Gross unrealized depreciation (902,058)
Net unrealized appreciation (depreciation) $ (498,457)
Cost for federal income tax purposes $ 46,096,762
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 3,116,574 – 3,116,574 –
Collateralized Mortgage Obligations 6,201,508 – 6,201,508 –
Commercial Mortgage-Backed Securities 3,338,172 – 3,338,172 –
Mortgage-Backed Securities 15,049,219 – 15,049,219 –
U.S. Government & Agencies 12,663,631 – 12,663,631 –
Short-Term Investments 2,178,313 2,079,141 99,172 –
Subtotal Investments in Securities $42,547,417 $2,079,141 $40,468,276 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,000,000
Subtotal Other Investments $3,000,000
Total Investments at Value $45,547,417
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 50,888 50,888 – –
Total Asset Derivatives $50,888 $50,888 $– $–
The following table presents Government Bond Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $99,172 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 34 June 2025 $ 7,026,159 $ 50,888
Total Futures Long Contracts $ 7,026,159 $ 50,888
Total Futures Contracts $ 7,026,159 $50,888

Government Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 50,888
Total Interest Rate Contracts 50,888
Total Asset Derivatives $50,888
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (64,312)
Total Interest Rate Contracts (64,312)
Total ($64,312)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 99,300
Total Interest Rate Contracts 99,300
Total $99,300
The following table presents Government Bond Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $6,492,346

Government Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $2,940 $8,443 $8,383 $3,000 300 7.4%
Total Affiliated Short-Term Investments 2,940 3,000 7.4
Total Value $2,940 $3,000
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $77
Total Income/Non Cash Income from Affiliated Investments $77
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.0% Value
Alabama  2.3%
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 261,459
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
207,551
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 255,879
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 189,645
Pell City Square Cooperative
District, AL Rev.
235,000 7.000%, 4/1/2044, Ser. A 222,563
Total 1,137,097
Arizona  3.1%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
241,400
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
181,451
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 336,846
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
274,761
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
a,c
241,849
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
244,384
Total 1,520,691
Arkansas  0.5%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 253,276
Total 253,276
Principal
Amount Long-Term Fixed Income  98.0% Value
California  4.8%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
$ 200,000 5.250%, 10/1/2031, Ser. C
a
$ 207,787
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
c
252,313
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
250,102
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 266,581
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 143,735
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 249,141
Los Angeles, CA Department of
Water & Power System Rev.
Refg.
250,000 3.750%, 7/1/2035, Ser. A
a
250,000
Mountain House, CA Community
Facs. District Special Tax
(Improvement Area No. 1)
110,000 4.250%, 9/1/2035 106,557
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 154,485
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 256,525
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
200,000 5.000%, 9/1/2054 196,753
Total 2,333,979
Colorado  5.3%
Aerotropolis, CO Regional
Transportation Auth. Special Rev.
500,000 5.750%, 12/1/2054
c
501,801
CCP Metropolitan District No. 3, CO
LTGO Refg.
250,000 5.000%, 12/1/2053 233,101
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 250,097
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 280,164

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Colorado  5.3% - continued
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
$ 200,000 6.250%, 7/1/2053
c
$ 173,981
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
133,161
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 302,169
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 218,810
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 229,991
Hess Ranch Metropolitan District
No. 5, CO SAB
250,000 6.000%, 12/1/2043, Ser. A-1 248,094
Total 2,571,369
Connecticut  0.9%
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
215,686
Stamford, CT Housing Auth. Rev.
Refg. (Mozaic Concierge Living)
200,000 6.500%, 10/1/2055, Ser. A 200,890
Total 416,576
Delaware  1.6%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
202,099
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 323,529
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 229,048
Total 754,676
District Of Columbia  0.5%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 254,513
Total 254,513
Florida  9.3%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 203,673
Principal
Amount Long-Term Fixed Income  98.0% Value
Florida  9.3% - continued
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
$ 250,000 5.650%, 3/1/2054
b
$ 266,599
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 138,308
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
199,223
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A 229,066
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 142,776
250,000 4.000%, 7/1/2055, Ser. A 195,552
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 231,770
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
222,187
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
236,191
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 287,719
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
400,000 5.250%, 10/1/2051, AMT 408,111
Lee County, FL Airport Rev.
250,000 5.250%, 10/1/2054, AMT 252,064
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 264,435
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.250%, 10/1/2056, Ser. A 256,047
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 239,699
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 122,302

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Florida  9.3% - continued
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
$ 290,000 4.000%, 6/15/2056, Ser. A
c
$ 220,691
Village Community Development
District No. 15, Wildwood, FL
SAB
200,000 5.250%, 5/1/2054
c
200,133
200,000 4.800%, 5/1/2055
c
189,155
Total 4,505,701
Georgia  1.0%
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 208,307
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 257,692
Total 465,999
Guam  0.7%
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 320,835
Total 320,835
Idaho  0.9%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
234,000 5.875%, 9/1/2053
c
235,160
College of Western Idaho Annual
Appropriation COP
200,000 5.000%, 8/1/2052 197,131
Total 432,291
Illinois  2.2%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 210,173
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
256,131
Illinois Finance Auth. Rev. Refg.
(Goodman Theatre)
120,000 6.125%, 10/1/2050, Ser. A
c
119,763
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 147,409
Illinois GO
235,000 5.000%, 12/1/2025, Ser. B 237,112
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
73,131
Total 1,043,719
Principal
Amount Long-Term Fixed Income  98.0% Value
Indiana  2.0%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
$ 150,000 5.750%, 3/1/2054, Ser. A $ 155,385
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 250,927
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 146,106
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 261,623
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c
143,237
Total 957,278
Iowa  1.4%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 160,955
150,000 5.000%, 5/15/2043, Ser. A 146,635
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 355,075
Total 662,665
Kansas  0.6%
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
155,458
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 124,032
Total 279,490
Louisiana  0.7%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
c
141,919
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
200,413
Total 342,332
Maryland  1.9%
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AGC
Insured)
250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
257,405
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 213,679

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Maryland  1.9% - continued
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
$ 250,000 5.250%, 7/1/2064
b
$ 254,202
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
c
200,935
Total 926,221
Massachusetts  1.5%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 189,074
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 517,136
Total 706,210
Michigan  1.1%
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 102,160
225,000 5.000%, 12/31/2043, AMT 225,119
University of Michigan Rev.
200,000 2.400%, 4/1/2038, Ser. A
a
200,000
Total 527,279
Minnesota  4.6%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 248,147
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 229,838
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 142,432
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 150,335
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 243,767
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 257,499
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 319,632
Rochester, MN Health Care Fac.
Rev. (Mayo Clinic)
250,000 4.375%, 11/15/2053, Ser. A 241,888
Principal
Amount Long-Term Fixed Income  98.0% Value
Minnesota  4.6% - continued
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
$ 225,000 5.000%, 7/1/2055, Ser. A $ 193,362
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 205,000
Total 2,231,900
Mississippi  0.5%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
250,000 4.625%, 9/1/2054
b,c
219,700
Total 219,700
Missouri  1.4%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 74,823
140,000 5.000%, 8/15/2042, Ser. A 128,511
Ozark, MO R-6 School District COP
250,000 5.000%, 4/1/2045 255,559
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
236,724
Total 695,617
Montana  0.3%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 161,496
Total 161,496
Nevada  2.1%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 220,250
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 255,678
Nevada Department of Business
& Industry Rev. Refg. (Brightline
West Passenger Rail)
150,000
9.500%, 1/1/2033, Ser. A,
AMT
a,c
144,412
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 252,742
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
150,000 5.125%, 6/1/2054 139,320
Total 1,012,402

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
New Hampshire  1.0%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
$ 250,000 4.150%, 10/20/2040, Ser. A
a
$ 235,400
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 251,814
Total 487,214
New Jersey  0.3%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 165,809
Total 165,809
New York  7.8%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
202,086
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 364,303
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
c
194,645
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
250,004
Clinton County, NY Capital
Resource Corporation Lease
Rev. (CVES BOCES)
250,000 5.000%, 7/1/2046
c
245,404
New York City, NY GO
250,000 4.500%, 5/1/2049, Ser. D-1 243,599
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
100,000 2.500%, 8/1/2041
a
100,000
110,000 2.500%, 2/1/2045, Ser. E-4
a
110,000
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 321,111
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 301,745
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 200,456
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
250,000 5.500%, 6/30/2060, AMT 253,306
Principal
Amount Long-Term Fixed Income  98.0% Value
New York  7.8% - continued
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
$ 250,000 5.625%, 4/1/2040, AMT $ 258,799
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
264,846
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
199,301
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 255,381
Total 3,764,986
North Carolina  2.2%
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
b
254,999
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 247,953
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 187,205
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 384,064
Total 1,074,221
North Dakota  0.4%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 195,987
Total 195,987
Ohio  4.7%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 436,286
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
235,000 4.000%, 12/1/2055, Ser. A
c
176,532
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
250,000
5.250%, 1/1/2045, Ser. A,
AMT 257,488
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
250,000 5.000%, 12/1/2060 237,491

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Ohio  4.7% - continued
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
$ 200,000 5.250%, 9/1/2054 $ 200,776
Norwood, OH Special Obligation
Rev. Refg. (Rockwood
Exchange)
240,000 5.000%, 12/1/2041 231,902
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 98,982
Ohio University Athens General
Receipts Rev.
250,000 5.250%, 12/1/2054 262,531
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
250,000 5.000%, 12/1/2063, Ser. B 247,502
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
150,000 5.125%, 12/1/2055 138,301
Total 2,287,791
Oklahoma  0.5%
Osage County, OK Industrial Auth.
Use Tax Rev.
225,000 6.500%, 9/1/2040 234,827
Total 234,827
Oregon  2.0%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 253,552
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
250,000 5.500%, 12/1/2054, Ser. A 240,396
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 249,221
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 240,183
Total 983,352
Pennsylvania  1.2%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 348,120
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
245,192
Total 593,312
Principal
Amount Long-Term Fixed Income  98.0% Value
Puerto Rico  1.0%
Puerto Rico Sales Tax Financing
Corporation Rev.
$ 250,000 4.750%, 7/1/2053, Ser. A-1 $ 231,979
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 230,295
Total 462,274
South Carolina  2.0%
Columbia, SC Waterworks and
Sewer System Rev.
250,000 5.250%, 2/1/2055 264,249
South Carolina Jobs-Economic
Development Auth. Educational
Fac. Rev. Refg. (Oceanside
Collegiate Academy)
250,000 5.000%, 6/15/2054, Ser. A
c
231,120
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
300,000 5.750%, 11/15/2054 305,145
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 190,763
Total 991,277
South Dakota  0.4%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 197,530
Total 197,530
Tennessee  0.6%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 306,289
Total 306,289
Texas  5.9%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
251,982
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
b
268,983
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
135,000 5.000%, 1/1/2033, Ser. A 135,052

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Texas  5.9% - continued
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
$ 250,000
5.500%, 7/15/2039, Ser. B,
AMT $ 251,519
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 244,675
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev. (Bella Vida
Forefront Living)
100,000 6.500%, 10/1/2055, Ser. A 97,852
Pflugerville, TX SAB Rev.
(Meadowlark Preserve Public
Improvement District)
100,000 5.375%, 9/1/2055
c
93,362
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
237,310
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 215,462
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 262,453
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Cook Children's Medical Center)
300,000 4.125%, 12/1/2054 269,496
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 291,134
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
b
234,174
Total 2,853,454
Utah  3.4%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
250,000 5.625%, 12/1/2053
c
242,896
Iron County, UT Sales Tax Rev.
225,000 5.000%, 10/1/2054 232,542
Mida Mountain Village Public
Infrastructure District, UT TIF
Rev.
500,000 6.000%, 6/15/2054, Ser. 2
c
500,415
SkyRidge Pegasus Infrastructure
Financing District, UT SAB
250,000 5.250%, 12/1/2044
c
234,476
Principal
Amount Long-Term Fixed Income  98.0% Value
Utah  3.4% - continued
Utah Infrastructure Agency
Telecommunication Rev.
$ 245,000 6.000%, 10/15/2047 $ 262,355
Wakara Ridge, UT Public
Infrastructure District SAB
(Wakara Ridge Assessment
Area)
200,000 5.625%, 12/1/2054
c
197,858
Total 1,670,542
Virginia  1.8%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 251,137
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 225,936
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 417,428
Total 894,501
Washington  1.9%
Port of Seattle, WA Rev. Refg.
250,000
5.250%, 7/1/2049, Ser. B,
AMT 256,996
Port of Woodland, WA Rev.
150,000 6.000%, 12/1/2047 135,569
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 256,238
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
266,670
Total 915,473
West Virginia  0.5%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 244,150
Total 244,150
Wisconsin  9.2%
Colby, WI School District UTGO
(AGC Insured)
200,000 4.000%, 3/1/2040
b
190,038
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
c
254,465
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
260,986

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Wisconsin  9.2% - continued
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
$ 250,000 7.000%, 7/1/2058
c
$ 254,755
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 324,146
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 239,324
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 238,759
Public Finance Auth., WI Rev.
(Bridgewater)
125,732 5.625%, 12/15/2030
c
122,963
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 392,362
Public Finance Auth., WI Rev.
(Mayfair)
150,000
5.500%, 11/15/2032, Ser.
A-4
c
146,066
Public Finance Auth., WI Rev.
(Midtown)
250,000 Zero Coupon, 12/15/2034
c
136,882
Public Finance Auth., WI Rev. Bond
Anticipation Notes (Hutsonwood
at Spring Hill)
50,000 12.000%, 5/16/2029, Ser. A
c
52,813
Public Finance Auth., WI Rev. Refg.
(Astro Texas Land)
249,888 5.000%, 12/15/2036
c
243,041
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Three,
LLC General Aviation Fac.)
250,000
6.250%, 9/1/2046, Ser. A,
AMT
c
255,042
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
110,000 6.125%, 12/15/2029
c
109,898
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
185,000 Zero Coupon, 9/1/2029
c
134,997
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 246,434
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
254,092
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
150,040
Principal
Amount Long-Term Fixed Income  98.0% Value
Wisconsin  9.2% - continued
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
$ 250,000 6.000%, 10/1/2049 $ 250,080
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 229,160
Total 4,486,343
Total Long-Term Fixed Income
(cost $50,229,770) 47,542,644
Principal
Amount Short-Term Investments 0.2%
d
Value
Federal National Mortgage
Association Discount Notes
100,000 4.215%, 5/5/2025
e
99,941
Total Short-Term Investments
(cost $99,953) 99,941
Total Investments
(cost $50,329,723) 98.2% $47,642,585
Other Assets and Liabilities, Net
1.8% 870,357
Total Net Assets 100.0% $48,512,942
a Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $12,194,044 or 25.1% of
total net assets.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
futures contracts.

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $348,414
Gross unrealized depreciation (3,062,651)
Net unrealized appreciation (depreciation) ($2,714,237)
Cost for federal income tax purposes $50,356,822
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 12,330,134 – 12,330,134 –
Electric Revenue 320,835 – 320,835 –
General Obligation 1,178,782 – 1,178,782 –
Health Care 8,533,157 – 8,533,157 –
Housing Finance 2,673,528 – 2,673,528 –
Industrial Development Revenue 3,701,936 – 3,701,936 –
Other Revenue 2,027,749 – 2,027,749 –
Tax Revenue 7,939,062 – 7,939,062 –
Transportation 6,719,989 – 6,719,989 –
Water & Sewer 2,117,472 – 2,117,472 –
Short-Term Investments 99,941 – 99,941 –
Total Investments at Value $47,642,585 $– $47,642,585 $–
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for High
Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 4,091
Total Interest Rate Contracts 4,091
Total $4,091
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (8,966)
Total Interest Rate Contracts (8,966)
Total ($8,966)

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($194,355)

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 2.4%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,321,016
7.819%,  (TSFR3M +
3.500%), 10/12/2028
b,c
$ 1,268,175
Total 1,268,175
Capital Goods  0.1%
Eco Material Technologies, Inc.,
Term Loan
430,000
7.467%,  (TSFR6M +
3.250%), 2/12/2032
b
424,982
Total 424,982
Communications Services  0.6%
Cengage Learning, Inc., Term
Loan
1,357,120
7.827%,  (TSFR3M +
3.500%), 3/24/2031
b
1,349,872
DIRECTV Financing, LLC, Term
Loan
1,267,857
9.791%,  (TSFR3M +
5.250%), 8/2/2029
b
1,223,647
Gray Media, Inc., Term Loan
869,637
7.438%,  (TSFR1M +
3.000%), 12/1/2028
b
801,067
Total 3,374,586
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
918,063
6.572%,  (TSFR1M +
2.250%), 4/1/2031
b
898,168
Six Flags Entertainment
Corporation, Term Loan
455,557
6.322%,  (TSFR1M +
2.000%), 5/1/2031
b
451,230
Total 1,349,398
Consumer Non-Cyclical  0.8%
Amneal Pharmaceuticals, LLC,
Term Loan
1,170,145
9.822%,  (TSFR1M +
5.500%), 5/4/2028
b
1,170,660
B&G Foods, Inc., Term Loan
1,308,425
7.822%,  (TSFR1M +
3.500%), 10/10/2029
b
1,246,929
Chobani, LLC, Term Loan
460,187
6.822%,  (TSFR1M +
2.500%), 10/25/2027
b
459,515
HLF Financing SARL, LLC, Term
Loan
857,859
11.072%,  (TSFR1M +
6.750%), 4/12/2029
b
852,961
ModivCare, Inc., Term Loan
435,713
9.049%,  (TSFR3M +
4.750%), 7/1/2031
b
292,472
Primo Brands Corporation, Term
Loan
1,141,284
6.549%,  (TSFR3M +
2.250%), 3/31/2028
b
1,131,013
Total 5,153,550
Principal
Amount Bank Loans  2.4%
a
Value
Financials  0.1%
Acrisure, LLC, Term Loan
$ 456,708
7.072%,  (TSFR1M +
2.750%), 2/16/2027
b
$ 454,616
227,856
7.322%,  (TSFR1M +
3.000%), 11/6/2030
b
224,867
Total 679,483
Technology  0.2%
CoreLogic, Inc., Term Loan
1,360,650
7.936%,  (TSFR1M +
3.500%), 6/2/2028
b
1,340,240
Total 1,340,240
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,307,430
6.049%,  (TSFR3M +
1.750%), 4/10/2031
b
1,289,217
Total 1,289,217
Total Bank Loans
(cost $15,203,227) 14,879,631
Principal
Amount Long-Term Fixed Income 92.8% Value
Basic Materials  5.6%
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,d,e
2,860
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
f
560,494
Alumina, Pty. Ltd.
216,000 6.125%,  3/15/2030
f
214,196
649,000 6.375%,  9/15/2032
f
631,998
ATI, Inc.
744,000 7.250%,  8/15/2030 773,782
Avient Corporation
1,315,000 6.250%,  11/1/2031
f
1,300,942
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
f
959,881
Cascades, Inc./Cascades USA,
Inc.
1,372,000 5.125%,  1/15/2026
f
1,364,517
Celanese US Holdings, LLC
864,000 6.500%,  4/15/2030
g
844,237
Cerdia Finanz GmbH
1,293,000 9.375%,  10/3/2031
f
1,301,081
Chemours Company
1,825,000 5.750%,  11/15/2028
f
1,653,122
Cleveland-Cliffs, Inc.
988,000 6.875%,  11/1/2029
f
956,906
1,090,000 4.875%,  3/1/2031
f,g
935,005
1,315,000 7.000%,  3/15/2032
f,g
1,235,424
Consolidated Energy Finance SA
2,415,000 5.625%,  10/15/2028
f
1,879,450
CVR Partners, LP/CVR Nitrogen
Finance Corporation
433,000 6.125%,  6/15/2028
f
418,481

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Basic Materials  5.6% - continued
First Quantum Minerals, Ltd.
$ 913,000 6.875%,  10/15/2027
f
$ 901,798
430,000 8.000%,  3/1/2033
f
425,433
Hecla Mining Company
805,000 7.250%,  2/15/2028 807,029
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
f
711,442
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,771,000 9.000%,  7/1/2028
f
1,772,824
INEOS Finance plc
1,456,000 7.500%,  4/15/2029
f
1,367,579
Magnera Corporation
1,518,000 7.250%,  11/15/2031
f
1,435,466
Mercer International, Inc.
219,000 12.875%,  10/1/2028
f
223,774
Methanex US Operations, Inc.
873,000 6.250%,  3/15/2032
f
826,642
Mineral Resources, Ltd.
1,265,000 9.250%,  10/1/2028
f
1,196,328
Novelis Corporation
1,790,000 4.750%,  1/30/2030
f
1,664,496
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,377,000 5.375%,  11/1/2026
f
1,358,802
SNF Group SACA
926,000 3.125%,  3/15/2027
f
877,347
927,000 3.375%,  3/15/2030
f
838,037
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
f
2,052,309
Taseko Mines, Ltd.
1,349,000 8.250%,  5/1/2030
f
1,362,093
Tronox, Inc.
231,000 4.625%,  3/15/2029
f
186,989
United States Steel Corporation
1,300,000 6.875%,  3/1/2029
g
1,304,524
Veritiv Operating Company
651,000 10.500%,  11/30/2030
f
680,001
Total 35,025,289
Capital Goods  10.7%
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
f
630,590
Advanced Drainage Systems, Inc.
1,390,000 5.000%,  9/30/2027
f
1,374,605
AECOM
1,372,000 5.125%,  3/15/2027 1,368,883
Amsted Industries, Inc.
2,310,000 4.625%,  5/15/2030
f
2,183,465
870,000 6.375%,  3/15/2033
f
873,918
Axon Enterprise, Inc.
520,000 6.125%,  3/15/2030
f
529,050
520,000 6.250%,  3/15/2033
f
529,998
Beacon Roofing Supply, Inc.
1,520,000 6.750%,  4/30/2032
f
1,523,931
Boeing Company
259,000 6.298%,  5/1/2029 272,382
329,000 6.388%,  5/1/2031 351,065
Bombardier, Inc.
1,755,000 6.000%,  2/15/2028
f
1,735,529
Principal
Amount Long-Term Fixed Income  92.8% Value
Capital Goods  10.7% - continued
$ 1,500,000 7.000%,  6/1/2032
f,g
$ 1,517,597
Brundage-Bone Concrete
Pumping Holdings, Inc.
651,000 7.500%,  2/1/2032
f
635,271
Builders FirstSource, Inc.
465,000 5.000%,  3/1/2030
f
446,147
Canpack SA/Canpack US, LLC
2,195,000 3.875%,  11/15/2029
f
2,009,190
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
f
2,106,102
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
f
2,867,076
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
f
914,441
546,000 8.750%,  4/15/2030
f
562,556
1,295,000 6.750%,  4/15/2032
f
1,324,141
Cornerstone Building Brands, Inc.
686,000 6.125%,  1/15/2029
f
460,147
319,000 9.500%,  8/15/2029
f
277,535
Crown Cork & Seal Company, Inc.
852,000 7.375%,  12/15/2026 876,197
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
f
1,641,842
GFL Environmental, Inc.
3,665,000 4.000%,  8/1/2028
f
3,491,129
H&E Equipment Services, Inc.
2,708,000 3.875%,  12/15/2028
f
2,696,519
Herc Holdings, Inc.
649,000 5.500%,  7/15/2027
f
641,723
885,000 6.625%,  6/15/2029
f
874,306
Mauser Packaging Solutions
Holding Company
1,281,000 9.250%,  4/15/2027
f
1,175,337
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
f
1,048,062
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
f
859,064
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
f
1,966,917
New Enterprise Stone and Lime
Company, Inc.
2,623,000 5.250%,  7/15/2028
f
2,546,218
OI European Group BV
1,246,000 4.750%,  2/15/2030
f
1,153,607
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
f
1,090,246
543,000 7.375%,  6/1/2032
f,g
529,868
Quikrete Holdings, Inc.
2,160,000 6.750%,  3/1/2033
f
2,168,080
Resideo Funding, Inc.
1,275,000 6.500%,  7/15/2032
f
1,264,784
Reworld Holding Corporation
606,000 4.875%,  12/1/2029
f
566,233
Roller Bearing Company of
America, Inc.
1,243,000 4.375%,  10/15/2029
f
1,179,115
Sealed Air Corporation/Sealed Air
Corporation (US)
571,000 6.125%,  2/1/2028
f
575,216

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Capital Goods  10.7% - continued
Smyrna Ready Mix Concrete, LLC
$ 1,422,000 8.875%,  11/15/2031
f
$ 1,458,945
Spirit AeroSystems, Inc.
1,730,000 4.600%,  6/15/2028 1,672,400
640,000 9.750%,  11/15/2030
f
708,420
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
f
583,262
Standard Building Solutions, Inc.
435,000 6.500%,  8/15/2032
f
440,417
TransDigm, Inc.
713,000 6.750%,  8/15/2028
f
727,327
2,155,000 7.125%,  12/1/2031
f
2,239,879
1,049,000 6.625%,  3/1/2032
f
1,074,547
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
f
1,029,783
870,000 8.500%,  8/15/2027
f
859,893
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,561,590
Waste Pro USA, Inc.
1,355,000 7.000%,  2/1/2033
f
1,382,481
WESCO Distribution, Inc.
629,000 7.250%,  6/15/2028
f
637,356
680,000 6.375%,  3/15/2029
f
688,984
276,000 6.625%,  3/15/2032
f
280,753
Total 66,184,119
Communications Services  12.3%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
f,g
897,564
Altice France SA
1,026,000 5.125%,  7/15/2029
f,g
837,096
2,372,000 5.500%,  10/15/2029
f,g
1,941,743
AMC Networks, Inc.
1,196,000 10.250%,  1/15/2029
f,g
1,228,801
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
f
1,193,225
2,650,000 5.375%,  6/1/2029
f
2,592,200
3,760,000 4.750%,  3/1/2030
f
3,549,572
1,414,000 4.250%,  2/1/2031
f
1,277,582
718,000 4.750%,  2/1/2032
f
649,761
Clear Channel Outdoor Holdings,
Inc.
2,210,000 5.125%,  8/15/2027
f
2,148,755
783,000 7.500%,  6/1/2029
f,g
641,747
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
f
783,003
733,000 11.750%,  1/31/2029
f
692,992
1,138,000 6.500%,  2/1/2029
f,g
930,701
2,382,000 5.750%,  1/15/2030
f
1,194,667
1,034,000 4.125%,  12/1/2030
f,g
708,671
Deluxe Corporation
1,627,000 8.125%,  9/15/2029
f
1,629,187
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
f
3,975,106
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
f
927,281
760,000 5.750%,  12/1/2028
f,g
638,282
1,162,000 5.125%,  6/1/2029 727,544
Principal
Amount Long-Term Fixed Income  92.8% Value
Communications Services  12.3% - continued
DISH Network Corporation
$ 1,476,000 11.750%,  11/15/2027
f
$ 1,551,200
EchoStar Corporation
2,063,000 10.750%,  11/30/2029 2,181,690
FiberCop SPA
1,235,000 6.000%,  9/30/2034
f
1,140,488
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
f
839,050
980,000 5.000%,  5/1/2028
f
969,885
1,362,000 6.750%,  5/1/2029
f
1,367,715
510,000 8.750%,  5/15/2030
f
533,886
GCI, LLC
1,913,000 4.750%,  10/15/2028
f
1,809,775
Gray Media, Inc.
1,214,000 5.375%,  11/15/2031
f
724,321
iHeartCommunications, Inc.
401,850 9.125%,  5/1/2029
f,g
310,305
Iliad Holding SASU
1,763,000 8.500%,  4/15/2031
f
1,859,669
1,309,000 7.000%,  4/15/2032
f
1,326,844
Lamar Media Corporation
101,000 3.625%,  1/15/2031 91,276
LCPR Senior Secured Financing
DAC
1,108,000 6.750%,  10/15/2027
f
910,689
Level 3 Financing, Inc.
1,197,000 4.250%,  7/1/2028
f
1,029,496
1,078,000 4.875%,  6/15/2029
f,g
940,555
600,000 11.000%,  11/15/2029
f
670,500
957,000 10.500%,  5/15/2030
f
1,034,583
McGraw-Hill Education, Inc.
919,000 5.750%,  8/1/2028
f
900,260
767,000 8.000%,  8/1/2029
f
759,626
Nexstar Media, Inc.
815,000 5.625%,  7/15/2027
f
807,381
657,000 4.750%,  11/1/2028
f,g
618,673
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,115,000 4.625%,  3/15/2030
f,g
1,030,369
Paramount Global
412,000 6.375%,  3/30/2062
b
396,313
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
f
1,553,473
Rogers Communications, Inc.
540,000 7.000%,  4/15/2055
b
544,032
Sable International Finance, Ltd.
878,000 7.125%,  10/15/2032
f
862,723
Sinclair Television Group, Inc.
760,000 8.125%,  2/15/2033
f
752,294
Sirius XM Radio, LLC
630,000 3.125%,  9/1/2026
f
613,048
360,000 5.000%,  8/1/2027
f
355,671
851,000 4.000%,  7/15/2028
f
800,559
860,000 3.875%,  9/1/2031
f
737,957
TEGNA, Inc.
680,000 4.750%,  3/15/2026
f
671,600
1,592,000 4.625%,  3/15/2028 1,521,114

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Communications Services  12.3% - continued
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
$ 1,179,000 4.750%,  4/15/2028
f
$ 1,128,382
1,293,000 6.500%,  2/15/2029
f,g
1,182,875
Univision Communications, Inc.
272,000 8.000%,  8/15/2028
f
264,206
1,688,000 4.500%,  5/1/2029
f
1,447,487
1,100,000 8.500%,  7/31/2031
f
1,038,704
Viasat, Inc.
1,087,000 6.500%,  7/15/2028
f,g
955,771
Virgin Media Finance plc
780,000 5.000%,  7/15/2030
f,g
683,834
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
f
1,753,283
Virgin Media Vendor Financing
Notes IV DAC
1,510,000 5.000%,  7/15/2028
f
1,460,395
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
f
1,745,292
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,171,000 8.250%,  10/1/2031
f
1,198,775
Zegona Finance plc
1,157,000 8.625%,  7/15/2029
f
1,230,377
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
f
715,424
Total 76,187,305
Consumer Cyclical  17.1%
1011778 B.C., ULC/New Red
Finance, Inc.
2,344,000 5.625%,  9/15/2029
f
2,336,242
1,385,000 4.000%,  10/15/2030
f
1,260,395
Adient Global Holdings, Ltd.
1,091,000 8.250%,  4/15/2031
f
1,080,031
1,080,000 7.500%,  2/15/2033
f
1,023,384
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
720,000 6.000%,  6/1/2029
f,g
675,198
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
f
1,125,120
700,000 4.625%,  6/1/2028
f
672,762
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
f
1,021,467
American Axle & Manufacturing,
Inc.
2,163,000 5.000%,  10/1/2029
g
1,896,942
Arches Buyer, Inc.
1,478,000 6.125%,  12/1/2028
f,g
1,321,487
Arko Corporation
1,344,000 5.125%,  11/15/2029
f,g
1,075,728
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
f
419,212
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
f
647,661
1,031,000 4.625%,  4/1/2030
f
945,150
Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
Aston Martin Capital Holdings, Ltd.
$ 664,000 10.000%,  3/31/2029
f
$ 570,500
Bath & Body Works, Inc.
650,000 6.950%,  3/1/2033
g
643,638
Belron UK Finance plc
1,147,000 5.750%,  10/15/2029
f
1,145,539
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
f
1,752,696
Boyne USA, Inc.
642,000 4.750%,  5/15/2029
f
610,960
Brinker International, Inc.
860,000 8.250%,  7/15/2030
f
902,263
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,093,000 5.000%,  6/15/2029
f
972,885
435,000 4.875%,  2/15/2030
f
378,689
Caesars Entertainment, Inc.
4,432,000 4.625%,  10/15/2029
f,g
4,091,416
Carnival Corporation
703,000 7.625%,  3/1/2026
f
703,903
2,147,000 5.750%,  3/1/2027
f
2,139,412
1,303,000 4.000%,  8/1/2028
f
1,242,736
1,644,000 6.000%,  5/1/2029
f
1,634,313
Carvana Company
364,393
9.000%,PIK 0.000%,
12/1/2028
f,h
374,613
971,582 11.000%,  6/1/2030
f
1,028,754
430,000 9.000%,  6/1/2031
f
483,988
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
f
906,059
609,000 6.750%,  5/1/2031
f
615,076
Clarios Global, LP/Clarios US
Finance Company, Inc.
935,000 6.750%,  5/15/2028
f
949,604
Dana, Inc.
985,000 4.500%,  2/15/2032
g
886,426
Ford Motor Company
2,259,000 3.250%,  2/12/2032 1,845,890
Forestar Group, Inc.
1,290,000 6.500%,  3/15/2033
f
1,254,569
FORVIA SE
865,000 8.000%,  6/15/2030
f,g
861,175
Gap, Inc.
1,761,000 3.625%,  10/1/2029
f
1,592,187
Garrett Motion Holdings, Inc./
Garrett LX I SARL
950,000 7.750%,  5/31/2032
f
948,087
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,g,i
1,297,462
Genting New York, LLC/GENNY
Capital, Inc.
701,000 7.250%,  10/1/2029
f
700,531
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
650,000 8.750%,  1/15/2032
f
520,676
Goodyear Tire & Rubber Company
965,000 5.000%,  7/15/2029 917,867
Group 1 Automotive, Inc.
1,129,000 6.375%,  1/15/2030
f
1,140,535

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
Hanesbrands, Inc.
$ 512,000 9.000%,  2/15/2031
f,g
$ 530,430
Hilton Domestic Operating
Company, Inc.
1,398,000 4.875%,  1/15/2030 1,369,960
1,932,000 3.625%,  2/15/2032
f
1,709,016
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
870,000 5.000%,  6/1/2029
f
804,390
International Game Technology plc
1,500,000 6.250%,  1/15/2027
f
1,506,991
340,000 5.250%,  1/15/2029
f
332,395
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
f
998,270
KB Home
942,000 6.875%,  6/15/2027 965,623
877,000 4.000%,  6/15/2031 790,375
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,318,232
646,000 6.625%,  10/1/2030
f
657,373
689,000 6.875%,  11/1/2035 689,143
LGI Homes, Inc.
873,000 7.000%,  11/15/2032
f
805,343
Life Time, Inc.
920,000 6.000%,  11/15/2031
f
917,116
Light & Wonder International, Inc.
594,000 7.250%,  11/15/2029
f
605,584
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
f
713,549
Macy's Retail Holdings, LLC
960,000 5.875%,  4/1/2029
f,g
910,378
Mattamy Group Corporation
1,080,000 4.625%,  3/1/2030
f
987,978
Melco Resorts Finance, Ltd.
726,000 5.375%,  12/4/2029
f
655,124
625,000 7.625%,  4/17/2032
f
602,979
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
f
219,927
MGM Resorts International
876,000 6.125%,  9/15/2029 872,036
Michaels Companies, Inc.
1,471,000 5.250%,  5/1/2028
f
766,510
NCL Corporation, Ltd.
310,000 5.875%,  3/15/2026
f
308,419
2,017,000 5.875%,  2/15/2027
f
2,007,591
1,852,000 6.750%,  2/1/2032
f
1,808,366
Parkland Corporation
866,000 5.875%,  7/15/2027
f
858,531
633,000 6.625%,  8/15/2032
f
630,084
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
f,g
1,227,964
PetSmart, Inc./PetSmart Finance
Corporation
1,245,000 7.750%,  2/15/2029
f
1,159,563
Phinia, Inc.
657,000 6.625%,  10/15/2032
f
644,671
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,059,000 5.750%,  4/15/2026
f
1,057,945
1,595,000 3.375%,  8/31/2027
f
1,521,286
Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
Rakuten Group, Inc.
$ 219,000 11.250%,  2/15/2027
f
$ 234,049
219,000 9.750%,  4/15/2029
f
231,003
Raven Acquisition Holdings, LLC
900,000 6.875%,  11/15/2031
f
877,811
Real Hero Merger Sub 2, Inc.
436,000 6.250%,  2/1/2029
f
325,262
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
900,000 4.625%,  4/16/2029
f
774,289
Royal Caribbean Cruises, Ltd.
2,282,000 4.250%,  7/1/2026
f
2,250,790
1,200,000 5.375%,  7/15/2027
f
1,198,599
479,000 6.000%,  2/1/2033
f
480,319
S&S Holdings, LLC
1,003,000 8.375%,  10/1/2031
f
942,566
Saks Global Enterprises, LLC
1,523,000 11.000%,  12/15/2029
f
923,756
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
680,000 6.625%,  3/1/2030
f
647,218
SeaWorld Parks and
Entertainment, Inc.
1,151,000 5.250%,  8/15/2029
f
1,093,994
Service Corporation International/
US
790,000 5.750%,  10/15/2032 779,919
Six Flags Entertainment
Corporation
276,000 7.000%,  7/1/2025
f,g
276,206
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
1,178,000 5.250%,  7/15/2029 1,119,937
Sonic Automotive, Inc.
831,000 4.875%,  11/15/2031
f
758,675
Staples, Inc.
858,000 10.750%,  9/1/2029
f
743,384
Station Casinos, LLC
480,000 4.500%,  2/15/2028
f
463,145
724,000 4.625%,  12/1/2031
f
654,476
Tenneco, Inc.
1,157,000 8.000%,  11/17/2028
f
1,105,298
Victoria's Secret & Company
1,564,000 4.625%,  7/15/2029
f,g
1,363,571
Victra Holdings, LLC/Victra
Finance Corporation
285,000 8.750%,  9/15/2029
f
289,223
Viking Cruises, Ltd.
3,093,000 5.875%,  9/15/2027
f
3,086,723
Walgreens Boots Alliance, Inc.
460,000 3.200%,  4/15/2030 432,856
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
f
935,507
Wayfair, LLC
860,000 7.750%,  9/15/2030
f
784,603
Wyndham Hotels & Resorts, Inc.
1,131,000 4.375%,  8/15/2028
f
1,086,349
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
750,000 7.125%,  2/15/2031
f
773,673

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
ZF North America Capital, Inc.
$ 747,000 6.875%,  4/14/2028
f
$ 713,256
985,000 6.750%,  4/23/2030
f
898,880
Total 105,811,707
Consumer Non-Cyclical  11.2%
1261229 B.C., Ltd.
1,730,000 10.000%,  4/15/2032
f
1,693,971
Acadia Healthcare Company, Inc.
650,000 5.000%,  4/15/2029
f
614,485
560,000 7.375%,  3/15/2033
f
559,513
AdaptHealth, LLC
2,897,000 4.625%,  8/1/2029
f
2,590,187
Albertson's Companies, Inc.
2,830,000 5.875%,  2/15/2028
f
2,827,860
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
300,000 6.250%,  3/15/2033
f
304,364
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
f
430,063
Bausch Health Companies, Inc.
1,950,000 4.875%,  6/1/2028
f
1,583,692
BellRing Brands, Inc.
924,000 7.000%,  3/15/2030
f
958,686
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
574,000 9.500%,  10/15/2029
f
492,594
Central Garden & Pet Company
1,096,000 4.125%,  10/15/2030 1,003,812
Champ Acquisition Corporation
525,000 8.375%,  12/1/2031
f
553,075
Chobani Holdco II, LLC
457,419
0.000%,PIK 9.500%,
10/1/2029
f,h
484,715
CHS/Community Health Systems,
Inc.
1,071,000 5.625%,  3/15/2027
f
1,044,456
533,000 6.125%,  4/1/2030
f,g
363,450
776,000 4.750%,  2/15/2031
f
640,631
950,000 10.875%,  1/15/2032
f
980,883
Concentra Health Services, Inc.
841,000 6.875%,  7/15/2032
f
861,013
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
f
2,301,945
CVS Health Corporation
871,000 7.000%,  3/10/2055
b
881,059
DaVita, Inc.
1,616,000 6.875%,  9/1/2032
f
1,631,653
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
f
1,434,296
Embecta Corporation
1,906,000 5.000%,  2/15/2030
f
1,715,445
Encompass Health Corporation
923,000 4.500%,  2/1/2028 909,923
Endo Finance Holdings, Inc.
645,000 8.500%,  4/15/2031
f,g
670,629
Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Non-Cyclical  11.2% - continued
Energizer Holdings, Inc.
$ 1,890,000 4.750%,  6/15/2028
f
$ 1,820,956
Fiesta Purchaser, Inc.
877,000 9.625%,  9/15/2032
f,g
917,019
Fortrea Holdings, Inc.
546,000 7.500%,  7/1/2030
f,g
473,807
Grifols SA
2,222,000 4.750%,  10/15/2028
f
2,068,406
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
496,000 7.875%,  9/1/2025
f,g
494,629
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,217,000 4.875%,  6/1/2029
f
929,451
Insulet Corporation
606,000 6.500%,  4/1/2033
f
618,244
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
573,000 9.000%,  2/15/2029
f
586,179
Lamb Weston Holdings, Inc.
647,000 4.375%,  1/31/2032
f
592,728
LifePoint Health, Inc.
689,000 5.375%,  1/15/2029
f,g
620,242
642,000 9.875%,  8/15/2030
f
682,910
600,000 11.000%,  10/15/2030
f
656,788
918,000 10.000%,  6/1/2032
f
890,460
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,153,000 6.250%,  4/1/2029
f
1,161,824
Mozart Debt Merger Sub, Inc.
1,178,000 3.875%,  4/1/2029
f
1,098,861
1,885,000 5.250%,  10/1/2029
f
1,790,067
MPH Acquisition Holdings, LLC
179,028 5.750%,  12/31/2030
f
138,747
93,499 11.500%,  12/31/2030
f
86,019
Newell Brands, Inc.
260,000 6.375%,  9/15/2027
g
253,451
676,000 6.625%,  9/15/2029 634,136
395,000 6.375%,  5/15/2030 359,566
Organon & Company/Organon
Foreign Debt Co-Issuer BV
629,000 4.125%,  4/30/2028
f
593,253
977,000 5.125%,  4/30/2031
f
820,046
Owens & Minor, Inc.
1,380,000 10.000%,  4/15/2030
f
1,424,321
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
f
1,037,313
1,315,000 6.125%,  9/15/2032
f
1,315,390
Perrigo Finance Unlimited
Company
718,000 4.900%,  6/15/2030 683,306
579,000 6.125%,  9/30/2032
g
574,741
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
f
923,690
860,000 6.250%,  10/15/2034
f
852,861
Prime Healthcare Services, Inc.
1,387,000 9.375%,  9/1/2029
f
1,322,339
Radiology Partners, Inc.
650,000 7.775%,  1/31/2029
f,g
635,992
Select Medical Corporation
650,000 6.250%,  12/1/2032
f,g
645,420

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Non-Cyclical  11.2% - continued
Sigma Holdco BV
$ 313,000 7.875%,  5/15/2026
f
$ 309,887
Simmons Foods, Inc.
2,663,000 4.625%,  3/1/2029
f
2,473,814
Sotera Health Holdings, LLC
878,000 7.375%,  6/1/2031
f
900,513
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
f
140,406
Star Parent, Inc.
637,000 9.000%,  10/1/2030
f
644,530
Surgery Center Holdings, Inc.
1,210,000 7.250%,  4/15/2032
f,g
1,207,254
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,439,410
845,000 6.750%,  5/15/2031 866,200
Teva Pharmaceutical Finance
Netherlands III BV
2,673,000 3.150%,  10/1/2026 2,582,755
US Acute Care Solutions, LLC
1,307,000 9.750%,  5/15/2029
f
1,326,842
Total 69,127,173
Energy  10.9%
Aethon United BR, LP/Aethon
United Finance Corporation
573,000 7.500%,  10/1/2029
f
575,317
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
f
1,518,508
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
f
968,349
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,362,000 8.250%,  12/31/2028
f
1,375,995
259,000 5.875%,  6/30/2029
f
251,317
Baytex Energy Corporation
732,000 8.500%,  4/30/2030
f
680,199
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
f
697,838
Borr IHC, Ltd./Borr Finance, LLC
871,220 10.000%,  11/15/2028
f
740,973
Buckeye Partners, LP
818,000 4.500%,  3/1/2028
f
788,609
868,000 6.750%,  2/1/2030
f
883,195
California Resources Corporation
424,000 8.250%,  6/15/2029
f
404,244
Civitas Resources, Inc.
1,323,000 8.375%,  7/1/2028
f
1,299,770
711,000 8.750%,  7/1/2031
f
675,826
CNX Resources Corporation
332,000 7.375%,  1/15/2031
f
332,334
Comstock Resources, Inc.
2,180,000 5.875%,  1/15/2030
f
1,973,448
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,915,000 5.500%,  6/15/2031
f
1,837,695
Crescent Energy Finance, LLC
1,139,000 7.625%,  4/1/2032
f
1,034,903
Principal
Amount Long-Term Fixed Income  92.8% Value
Energy  10.9% - continued
$ 438,000 7.375%,  1/15/2033
f
$ 387,638
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
f
837,675
Diamond Foreign Asset Company/
Diamond Finance, LLC
162,000 8.500%,  10/1/2030
f
154,874
DT Midstream, Inc.
657,000 4.125%,  6/15/2029
f
616,614
540,000 4.375%,  6/15/2031
f
497,361
Enerflex, Ltd.
400,000 9.000%,  10/15/2027
f
409,110
Energy Transfer, LP
1,621,000 8.000%,  5/15/2054
b
1,682,501
Excelerate Energy, LP
609,000 8.000%,  5/15/2030
f,j
618,639
Genesis Energy LP/Genesis
Energy Finance Corporation
1,086,000 8.875%,  4/15/2030 1,108,175
1,630,000 7.875%,  5/15/2032 1,586,017
Gulfport Energy Operating
Corporation
657,000 6.750%,  9/1/2029
f
647,466
Harvest Midstream I, LP
2,049,000 7.500%,  9/1/2028
f
2,073,983
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
f
1,102,967
Hilcorp Energy I, LP/Hilcorp
Finance Company
664,000 5.750%,  2/1/2029
f
621,704
935,000 6.000%,  2/1/2031
f
839,232
1,440,000 6.250%,  4/15/2032
f
1,252,616
Howard Midstream Energy
Partners, LLC
1,901,000 7.375%,  7/15/2032
f
1,945,842
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
f
1,524,809
Kraken Oil & Gas Partners, LLC
410,000 7.625%,  8/15/2029
f
366,783
Laredo Petroleum, Inc.
646,000 7.750%,  7/31/2029
f
544,728
MEG Energy Corporation
381,000 5.875%,  2/1/2029
f
367,581
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
d,e
32,600
Moss Creek Resources Holdings,
Inc.
313,000 8.250%,  9/1/2031
f
287,617
Nabors Industries, Inc.
1,079,000 9.125%,  1/31/2030
f
977,100
438,000 8.875%,  8/15/2031
f,g
297,068
Nabors Industries, Ltd.
1,079,000 7.500%,  1/15/2028
f,g
858,663
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
f
512,197
817,000 8.375%,  2/15/2032
f
744,883
Noble Finance II, LLC
1,267,000 8.000%,  4/15/2030
f
1,207,156
Northern Oil and Gas, Inc.
888,000 8.750%,  6/15/2031
f
853,128

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Energy  10.9% - continued
NuStar Logistics, LP
$ 858,000 6.375%,  10/1/2030 $ 871,130
PBF Holding Company, LLC/PBF
Finance Corporation
1,112,000 6.000%,  2/15/2028 981,118
Permian Resources Operating,
LLC
812,000 7.000%,  1/15/2032
f
817,432
Prairie Acquiror, LP
1,088,000 9.000%,  8/1/2029
f
1,096,388
Precision Drilling Corporation
1,290,000 6.875%,  1/15/2029
f
1,209,501
Range Resources Corporation
1,498,000 4.750%,  2/15/2030
f
1,416,197
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
f
923,416
Saturn Oil & Gas, Inc.
403,000 9.625%,  6/15/2029
f
365,185
SM Energy Company
350,000 7.000%,  8/1/2032
f,g
322,656
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 923,738
564,000 4.500%,  4/30/2030 530,760
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
f
2,427,670
Talos Production, Inc.
409,000 9.000%,  2/1/2029
f
392,083
TGNR Intermediate Holdings, LLC
1,509,000 5.500%,  10/15/2029
f
1,386,691
Transocean, Inc.
1,216,000 8.250%,  5/15/2029
f
980,401
1,216,000 8.500%,  5/15/2031
f
940,016
USA Compression Partners, LP/
USA Compression Finance
Corporation
700,000 6.875%,  9/1/2027 694,061
Valaris, Ltd.
1,358,000 8.375%,  4/30/2030
f
1,272,430
Venture Global Calcasieu Pass,
LLC
1,077,000 3.875%,  8/15/2029
f
986,344
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
f
954,344
1,450,000 9.000%,  9/30/2029
b,f,i
1,246,326
1,753,000 7.000%,  1/15/2030
f
1,651,326
2,787,000 8.375%,  6/1/2031
f
2,687,548
Venture Global Plaquemines LNG,
LLC
650,000 7.500%,  5/1/2033
f
666,840
Weatherford International, Ltd.
578,000 8.625%,  4/30/2030
f
572,917
Total 67,311,765
Financials  13.3%
Abengoa Abenewco 2 Bis SA
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,d,e,h
17,250
Principal
Amount Long-Term Fixed Income  92.8% Value
Financials  13.3% - continued
Acrisure, LLC/Acrisure Finance,
Inc.
$ 1,009,000 6.000%,  8/1/2029
f
$ 955,909
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
660,735
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
f
1,437,590
1,019,000 6.750%,  4/15/2028
f
1,026,337
657,000 5.875%,  11/1/2029
f,g
634,229
Ally Financial, Inc.
459,000 2.200%,  11/2/2028 415,885
652,000 6.700%,  2/14/2033 647,450
AmWINS Group, Inc.
344,000 6.375%,  2/15/2029
f
348,100
1,420,000 4.875%,  6/30/2029
f
1,355,713
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
f
893,815
Azorra Finance, Ltd.
1,500,000 7.750%,  4/15/2030
f
1,488,420
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
f
669,510
Barclays plc
1,018,000 6.125%,  12/15/2025
b,g,i
1,012,055
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
320,000 7.625%,  2/11/2035
b,f
321,600
BNP Paribas SA
329,000 4.625%,  1/12/2027
b,f,i
310,893
Burford Capital Global Finance,
LLC
1,580,000 9.250%,  7/1/2031
f
1,664,601
Citigroup, Inc.
345,000 6.250%,  8/15/2026
b,i
346,036
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
f
290,012
Credit Acceptance Corporation
1,199,000 9.250%,  12/15/2028
f
1,267,114
540,000 6.625%,  3/15/2030
f
529,853
Diversified Healthcare Trust
390,000 Zero Coupon,  1/15/2026
f,g
368,848
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
f
2,995,564
Encore Capital Group, Inc.
331,000 9.250%,  4/1/2029
f
349,400
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
f
1,134,469
658,000 5.625%,  1/1/2030
f
646,950
Fortress Transportation and
Infrastructure Investors, LLC
1,154,000 7.000%,  5/1/2031
f
1,173,366
950,000 7.000%,  6/15/2032
f
962,638
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
f
684,165
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
f
1,528,035

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Financials  13.3% - continued
$ 430,000 8.375%,  4/1/2032
f
$ 420,553
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
f
707,383
676,000 8.000%,  6/15/2028
f
709,480
140,000 6.875%,  4/15/2029
f
142,969
Global Aircraft Leasing Company,
Ltd.
1,700,000 8.750%,  9/1/2027
f
1,693,841
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
f
1,879,010
goeasy, Ltd.
1,112,000 9.250%,  12/1/2028
f
1,164,197
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
f
481,720
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
f
365,497
HSBC Holdings plc
679,000 6.875%,  9/11/2029
b,i
673,376
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
f
1,977,199
539,000 7.375%,  1/31/2032
f
555,300
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,267,000 5.250%,  5/15/2027 2,149,677
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
b,f
410,493
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
f
386,472
394,000 7.125%,  4/30/2031
f
406,341
967,000 6.125%,  11/1/2032
f
950,445
1,300,000 6.750%,  5/1/2033
f
1,306,124
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
f
506,191
879,000 6.625%,  10/15/2031
f
861,212
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
f
542,275
1,363,000 9.500%,  2/15/2029
f
1,428,822
540,000 8.250%,  5/15/2030
f
543,432
JPMorgan Chase & Company
1,534,000
7.033%,  (TSFR3M +
2.745%), 7/1/2025
b,i
1,525,598
344,000 3.650%,  6/1/2026
b,i
333,279
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
680,000 4.250%,  2/1/2027
f
662,463
560,000 4.750%,  6/15/2029
f
536,040
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,f
173,766
Macquarie Airfinance Holdings,
Ltd.
819,000 6.400%,  3/26/2029
f
840,600
682,000 6.500%,  3/26/2031
f
700,549
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
f
656,785
Molina Healthcare, Inc.
1,150,000 4.375%,  6/15/2028
f
1,105,396
Principal
Amount Long-Term Fixed Income  92.8% Value
Financials  13.3% - continued
MPT Operating Partnership, LP/
MPT Finance Corporation
$ 2,289,000 4.625%,  8/1/2029
g
$ 1,743,482
610,000 8.500%,  2/15/2032
f
619,750
Nationstar Mortgage Holdings,
Inc.
639,000 6.500%,  8/1/2029
f
649,476
686,000 5.125%,  12/15/2030
f
685,148
NatWest Group plc
459,000 8.125%,  11/10/2033
b,i
474,027
Navient Corporation
399,000 5.500%,  3/15/2029
g
377,745
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
424,000 4.500%,  9/30/2028
f
399,812
Nippon Life Insurance Company
430,000 6.500%,  4/30/2055
b,f
436,249
OneMain Finance Corporation
1,426,000 3.500%,  1/15/2027 1,365,224
239,000 3.875%,  9/15/2028 221,168
1,645,000 9.000%,  1/15/2029 1,712,723
1,152,000 4.000%,  9/15/2030 1,021,496
865,000 6.750%,  3/15/2032 848,418
Park Intermediate Holdings, LLC
859,000 4.875%,  5/15/2029
f
804,168
PennyMac Financial Services, Inc.
570,000 6.875%,  2/15/2033
f
569,205
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,i
618,843
PRA Group, Inc.
1,373,000 8.375%,  2/1/2028
f
1,386,730
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
f
629,641
RLJ Lodging Trust, LP
271,000 4.000%,  9/15/2029
f
244,925
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
f
2,139,568
802,000 4.000%,  10/15/2033
f,g
693,745
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
f
1,298,841
Service Properties Trust
920,000 8.375%,  6/15/2029 899,677
385,000 8.625%,  11/15/2031
f
408,514
SLM Corporation
430,000 6.500%,  1/31/2030 443,883
Societe Generale SA
655,000 8.125%,  11/21/2029
b,f,i
646,566
Starwood Property Trust, Inc.
860,000 6.500%,  10/15/2030
f
867,723
Synchrony Financial
348,000 7.250%,  2/2/2033
g
354,868
Telenet Finance Luxembourg
Notes SARL
1,800,000 5.500%,  3/1/2028
f
1,755,351
TrueNoord Capital DAC
860,000 8.750%,  3/1/2030
f
878,473
UBS Group AG
1,080,000 7.000%,  2/10/2030
b,f,i
1,043,603

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Financials  13.3% - continued
United Wholesale Mortgage, LLC
$ 1,318,000 5.500%,  4/15/2029
f
$ 1,276,218
UWM Holdings, LLC
543,000 6.625%,  2/1/2030
f
536,955
Wells Fargo & Company
345,000 3.900%,  3/15/2026
b,i
338,847
World Acceptance Corporation
344,000 7.000%,  11/1/2026
f,g
339,394
XHR, LP
322,000 4.875%,  6/1/2029
f
302,667
327,000 6.625%,  5/15/2030
f
322,105
Total 82,288,255
Foreign Government  0.2%
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
f
1,327,042
Total 1,327,042
Technology  6.4%
Amentum Holdings, Inc.
959,000 7.250%,  8/1/2032
f
975,531
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
f
1,709,062
Block, Inc.
2,414,000 6.500%,  5/15/2032
f
2,462,956
Boost Newco Borrower, LLC
902,000 7.500%,  1/15/2031
f
951,841
Central Parent, Inc./CDK Global,
Inc.
658,000 7.250%,  6/15/2029
f
564,265
Cloud Software Group, Inc.
2,674,000 6.500%,  3/31/2029
f
2,674,960
1,157,000 9.000%,  9/30/2029
f
1,165,596
CommScope Technologies, LLC
434,000 5.000%,  3/15/2027
f
377,676
CommScope, LLC
330,000 4.750%,  9/1/2029
f,g
291,267
434,000 9.500%,  12/15/2031
f,g
443,970
Consensus Cloud Solutions, Inc.
338,000 6.000%,  10/15/2026
f
337,050
CoreLogic, Inc.
405,000 4.500%,  5/1/2028
f
383,258
Diebold Nixdorf, Inc.
870,000 7.750%,  3/31/2030
f
905,774
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
f
938,003
Gen Digital, Inc.
54,000 6.750%,  9/30/2027
f
54,885
817,000 7.125%,  9/30/2030
f
841,201
430,000 6.250%,  4/1/2033
f
428,840
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
649,000 8.750%,  5/1/2029
f
629,854
II-VI, Inc.
638,000 5.000%,  12/15/2029
f
610,807
Iron Mountain, Inc.
2,455,000 5.250%,  3/15/2028
f
2,417,171
610,000 5.000%,  7/15/2028
f
596,463
770,000 5.250%,  7/15/2030
f
746,180
Principal
Amount Long-Term Fixed Income  92.8% Value
Technology  6.4% - continued
$ 730,000 4.500%,  2/15/2031
f
$ 676,288
McAfee Corporation
972,000 7.375%,  2/15/2030
f
839,601
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
f
580,972
NCR Voyix Corporation
876,000 5.000%,  10/1/2028
f
849,061
474,000 5.125%,  4/15/2029
f
455,764
Neptune Bidco US, Inc.
1,712,000 9.290%,  4/15/2029
f
1,523,680
Open Text Corporation
1,828,000 3.875%,  12/1/2029
f
1,684,316
Open Text Holdings, Inc.
1,197,000 4.125%,  2/15/2030
f
1,106,117
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
f
336,872
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
f
1,428,688
Rocket Software, Inc.
810,000 9.000%,  11/28/2028
f
834,577
Seagate HDD Cayman
1,988,000 4.091%,  6/1/2029 1,887,024
Sensata Technologies BV
1,671,000 4.000%,  4/15/2029
f
1,537,176
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
f
334,790
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
f
986,251
155,000 6.750%,  8/15/2032
f
157,208
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
f
1,335,098
UKG, Inc.
1,163,000 6.875%,  2/1/2031
f
1,196,487
Viavi Solutions, Inc.
740,000 3.750%,  10/1/2029
f
678,021
Xerox Holdings Corporation
118,000 5.000%,  8/15/2025
f
117,131
1,476,000 5.500%,  8/15/2028
f
945,548
Total 39,997,280
Transportation  1.7%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
474,333 5.500%,  4/20/2026
f
471,172
315,000 5.750%,  4/20/2029
f
305,520
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
f,g
813,673
DCLI Bidco, LLC
592,000 7.750%,  11/15/2029
f
551,460
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
f
798,000
JetBlue Airways Corporation/
JetBlue Loyalty, LP
611,000 9.875%,  9/20/2031
f
562,809
OneSky Flight, LLC
1,306,000 8.875%,  12/15/2029
f
1,318,273
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
f,g
1,318,581

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Transportation  1.7% - continued
RXO, Inc.
$ 1,619,000 7.500%,  11/15/2027
f
$ 1,645,594
Star Leasing Company, LLC
970,000 7.625%,  2/15/2030
f
870,027
Stena International SA
691,000 7.250%,  1/15/2031
f
682,073
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
f,g
395,252
1,120,000 6.375%,  2/1/2030
f,g
966,970
Total 10,699,404
Utilities  3.4%
AES Corporation
459,000 7.600%,  1/15/2055
b
453,521
Algonquin Power & Utilities
Corporation
785,000 4.750%,  1/18/2082
b
736,930
Alpha Generation, LLC
562,000 6.750%,  10/15/2032
f
572,741
Calpine Corporation
1,145,000 4.500%,  2/15/2028
f
1,119,910
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
476,559
Duke Energy Corporation
450,000 6.450%,  9/1/2054
b
450,946
Edison International
539,000 5.000%,  12/15/2026
b,g,i
476,824
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
f
818,977
Lightning Power, LLC
956,000 7.250%,  8/15/2032
f
990,446
NiSource, Inc.
285,000 6.375%,  3/31/2055
b
278,046
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
f
1,047,377
526,000 6.000%,  2/1/2033
f
520,480
526,000 6.250%,  11/1/2034
f
525,192
PG&E Corporation
491,000 7.375%,  3/15/2055
b
476,658
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
f
1,401,170
Terraform Global Operating, LLC
1,128,000 6.125%,  3/1/2026
f
1,102,859
TerraForm Power Operating, LLC
2,910,000 5.000%,  1/31/2028
f
2,834,344
Vistra Corporation
2,835,000 7.000%,  12/15/2026
b,f,i
2,863,053
Vistra Operations Company, LLC
2,042,000 5.000%,  7/31/2027
f
2,024,221
XPLR Infrastructure Operating
Partners, LP
1,244,000 3.875%,  10/15/2026
f
1,200,071
303,000 8.375%,  1/15/2031
f,g
304,112
Principal
Amount Long-Term Fixed Income  92.8% Value
Utilities  3.4% - continued
$ 303,000 8.625%,  3/15/2033
f,g
$ 302,362
Total 20,976,799
Total Long-Term Fixed Income
(cost $592,189,601) 574,936,138
Shares
Collateral Held for Securities
Loaned 7.1% Value
43,883,150 Thrivent Cash Management Trust 43,883,150
Total Collateral Held for
Securities Loaned
(cost $43,883,150) 43,883,150
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
17,296 Boeing Company, Convertible,
6.000% 1,061,628
Total 1,061,628
Total Preferred Stock
(cost $952,441) 1,061,628
Shares or
Principal
Amount Short-Term Investments 3.1% Value
State Street Institutional U.S.
Government Money Market
Fund
19,381,669 4.288%
k
19,381,669
Total Short-Term Investments
(cost $19,381,669) 19,381,669
Total Investments (cost
$671,610,088) 105.6% $654,142,216
Other Assets and Liabilities, Net
(5.6%) (34,547,735)
Total Net Assets 100.0% $619,594,481
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $499,776,205 or 80.7%
of total net assets.
g All or a portion of the security is on loan.

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of April 30, 2025 was $20,110 or 0.00% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
April 30, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 42,188,559
Total lending $42,188,559
Gross amount payable upon return of
collateral for securities loaned $43,883,150
Net amounts due to counterparty $1,694,591
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,194,158
Gross unrealized depreciation (26,275,748)
Net unrealized appreciation (depreciation) $ (19,081,590)
Cost for federal income tax purposes $ 673,223,806

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,268,175 – – 1,268,175
Capital Goods 424,982 – 424,982 –
Communications Services 3,374,586 – 3,374,586 –
Consumer Cyclical 1,349,398 – 1,349,398 –
Consumer Non-Cyclical 5,153,550 – 5,153,550 –
Financials 679,483 – 679,483 –
Technology 1,340,240 – 1,340,240 –
Transportation 1,289,217 – 1,289,217 –
Long-Term Fixed Income
Basic Materials 35,025,289 – 35,025,289 –
Capital Goods 66,184,119 – 66,184,119 –
Communications Services 76,187,305 – 76,187,305 –
Consumer Cyclical 105,811,707 – 105,811,707 –
Consumer Non-Cyclical 69,127,173 – 69,127,173 –
Energy 67,311,765 – 67,311,765 –
Financials 82,288,255 – 82,288,255 –
Foreign Government 1,327,042 – 1,327,042 –
Technology 39,997,280 – 39,997,280 –
Transportation 10,699,404 – 10,699,404 –
Utilities 20,976,799 – 20,976,799 –
Preferred Stock
Capital Goods 1,061,628 1,061,628 – –
Short-Term Investments 19,381,669 19,381,669 – –
Subtotal Investments in Securities $610,259,066 $20,443,297 $588,547,594 $1,268,175
Other Investments  * Total
Collateral Held for Securities Loaned 43,883,150
Subtotal Other Investments $43,883,150
Total Investments at Value $654,142,216
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $13,191 $23,944 $37,135 $– – –%
Total Affiliated Short-Term Investments 13,191 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,201 128,277 136,595 43,883 43,883 7.1
Total Collateral Held for Securities Loaned 52,201 43,883 7.1
Total Value $65,392 $43,883
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $5 ($5) $– $185
Total Income/Non Cash Income from Affiliated Investments $185
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 150
Total Affiliated Income from Securities Loaned, Net $150
Total $5 ($5) $–

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.1% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 54,093
4.941%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 27,114
Total 27,114
Basic Materials  1.6%
Anglo American Capital plc
1,412,000 4.750%,  4/10/2027
c
1,416,333
2,950,000 5.750%,  4/5/2034
c
2,970,392
Eastman Chemical Company
2,800,000 5.000%,  8/1/2029 2,821,210
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
c
757,510
1,800,000 2.500%,  9/1/2030
c
1,594,585
International Flavors & Fragrances,
Inc.
1,160,000 1.832%,  10/15/2027
c
1,083,832
2,990,000 2.300%,  11/1/2030
c
2,602,079
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,550,000 5.350%,  3/15/2034 1,575,799
Smurfit Kappa Treasury, ULC
1,200,000 5.777%,  4/3/2054
c
1,150,402
1,700,000 5.438%,  4/3/2034
c
1,699,432
Smurfit Westrock Financing DAC
1,300,000 5.418%,  1/15/2035
c
1,301,536
Total 18,973,110
Capital Goods  4.6%
BAE Systems plc
625,000 5.500%,  3/26/2054
c,d
606,773
1,700,000 3.400%,  4/15/2030
c
1,609,467
1,400,000 1.900%,  2/15/2031
c
1,201,440
Boeing Company
1,250,000 5.805%,  5/1/2050 1,171,641
1,675,000 6.858%,  5/1/2054 1,788,940
1,550,000 5.930%,  5/1/2060 1,429,622
850,000 6.528%,  5/1/2034 913,023
3,000,000 5.705%,  5/1/2040 2,912,291
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,303,731
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,096,158
General Dynamics Corporation
2,400,000 4.950%,  8/15/2035
e
2,407,943
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
c
3,430,352
Holcim Finance US, LLC
2,650,000 4.950%,  4/7/2030
c
2,677,509
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,558,873
1,600,000 5.950%,  2/1/2037 1,665,306
Ingersoll Rand, Inc.
550,000 5.400%,  8/14/2028 565,499
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,185,568
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,205,394
Principal
Amount Long-Term Fixed Income  98.1% Value
Capital Goods  4.6% - continued
$ 1,700,000 6.300%,  2/15/2030 $ 1,755,800
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,969,297
RTX Corporation
1,000,000 3.030%,  3/15/2052 626,199
850,000 6.400%,  3/15/2054 912,584
2,150,000 6.000%,  3/15/2031 2,297,070
850,000 6.100%,  3/15/2034 913,606
1,075,000 4.450%,  11/16/2038 974,933
Spirit AeroSystems, Inc.
4,850,000 4.600%,  6/15/2028 4,688,519
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,611,881
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,539,792
Total 54,019,211
Collateralized Mortgage Obligations  1.0%
GCAT Trust
4,519,836
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
4,539,080
PMT Loan Trust
4,655,584
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
4,689,954
2,400,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,415,436
Wachovia Mortgage Loan Trust,
LLC
12,052
7.138%,  5/20/2036, Ser.
2006-A, Class 2A1
b
11,609
Total 11,656,079
Commercial Mortgage-Backed Securities  0.3%
HTAP Issuer Trust
4,116,584
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
4,054,000
Total 4,054,000
Communications Services  6.8%
American Tower Corporation
1,450,000 5.000%,  1/31/2030 1,473,025
1,100,000 5.650%,  3/15/2033 1,136,503
3,600,000 5.350%,  3/15/2035 3,626,559
AppLovin Corporation
3,450,000 5.375%,  12/1/2031 3,481,566
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,224,383
2,200,000 3.500%,  9/15/2053 1,472,519
1,750,000 2.750%,  6/1/2031 1,570,393
5,768,000 2.550%,  12/1/2033 4,759,954
3,200,000 5.400%,  2/15/2034 3,267,733
1,800,000 4.500%,  3/9/2048 1,468,064
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,550,000 6.550%,  6/1/2034 1,598,461
1,550,000 6.384%,  10/23/2035 1,568,979
2,000,000 3.500%,  6/1/2041 1,366,827
1,150,000 6.484%,  10/23/2045 1,071,163

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Communications Services  6.8% - continued
Comcast Corporation
$ 2,300,000 5.300%,  6/1/2034
d
$ 2,337,173
1,600,000 4.600%,  10/15/2038 1,465,737
1,800,000 4.650%,  7/15/2042 1,573,553
Crown Castle, Inc.
1,800,000 3.800%,  2/15/2028 1,758,513
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,488,267
2,600,000 3.850%,  8/15/2032 2,480,784
1,750,000 4.950%,  5/15/2033 1,782,800
Netflix, Inc.
2,155,000 5.875%,  11/15/2028 2,273,092
1,200,000 6.375%,  5/15/2029 1,292,894
3,700,000 4.875%,  6/15/2030
c
3,777,945
Paramount Global
2,000,000 7.875%,  7/30/2030 2,191,610
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 139,045
5,050,000 8.750%,  3/15/2032 6,061,441
T-Mobile USA, Inc.
3,100,000 3.400%,  10/15/2052 2,056,600
1,200,000 3.500%,  4/15/2031 1,114,816
2,400,000 5.125%,  5/15/2032 2,426,563
1,200,000 3.000%,  2/15/2041 858,553
Verizon Communications, Inc.
1,150,000 5.500%,  2/23/2054 1,103,138
1,400,000 4.000%,  3/22/2050 1,057,180
1,409,000 1.680%,  10/30/2030 1,209,500
1,493,000 4.780%,  2/15/2035 1,451,563
2,650,000 5.250%,  4/2/2035 2,663,607
2,800,000 3.400%,  3/22/2041 2,135,742
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c
2,744,242
Warnermedia Holdings, Inc.
1,940,000 4.054%,  3/15/2029 1,812,123
2,400,000 4.279%,  3/15/2032 2,055,073
Total 80,397,683
Consumer Cyclical  6.8%
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 807,482
American Honda Finance
Corporation
3,300,000 5.050%,  7/10/2031 3,350,909
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,232,607
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,044,449
2,500,000 2.375%,  12/14/2028
c
2,310,133
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,364,880
Ford Motor Credit Company, LLC
1,400,000 5.850%,  5/17/2027 1,393,870
2,000,000 6.800%,  5/12/2028 2,030,107
3,100,000 5.303%,  9/6/2029 2,988,836
2,200,000 7.350%,  3/6/2030 2,275,095
2,100,000 6.050%,  3/5/2031 2,051,337
General Motors Company
1,575,000 6.800%,  10/1/2027 1,636,568
Principal
Amount Long-Term Fixed Income  98.1% Value
Consumer Cyclical  6.8% - continued
General Motors Financial
Company, Inc.
$ 3,100,000 5.750%,  2/8/2031 $ 3,129,394
1,800,000 6.400%,  1/9/2033 1,860,470
1,075,000 5.950%,  4/4/2034 1,070,081
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,723,257
Harley-Davidson Financial
Services, Inc.
1,050,000 6.500%,  3/10/2028
c
1,071,382
2,050,000 5.950%,  6/11/2029
c
2,041,535
Home Depot, Inc.
950,000 4.950%,  6/25/2034 955,267
1,820,000 4.250%,  4/1/2046 1,510,974
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,685,431
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,308,477
4,400,000 6.200%,  9/21/2030
c
4,590,210
Las Vegas Sands Corporation
3,550,000 6.000%,  8/15/2029 3,589,509
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,217,542
3,250,000 2.625%,  4/1/2031 2,900,567
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 4,075,044
1,675,000 5.100%,  4/15/2032 1,673,199
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,520,021
Royal Caribbean Cruises, Ltd.
3,100,000 6.250%,  3/15/2032
c
3,146,461
Stellantis Finance US, Inc.
1,500,000 5.350%,  3/17/2028
c,d
1,511,356
Target Corporation
2,250,000 2.950%,  1/15/2052 1,407,421
1,250,000 4.500%,  9/15/2034 1,200,991
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,628,315
Toyota Motor Credit Corporation
2,650,000 5.350%,  1/9/2035 2,714,617
VICI Properties, LP/VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
c
89,064
2,425,000 5.750%,  2/1/2027
c
2,451,095
1,200,000 3.750%,  2/15/2027
c
1,177,991
90,000 4.625%,  12/1/2029
c
87,413
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,565,530
Total 80,388,887
Consumer Non-Cyclical  10.0%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,185,092
AbbVie, Inc.
1,875,000 5.400%,  3/15/2054 1,796,546
1,550,000 5.600%,  3/15/2055 1,538,495
950,000 5.050%,  3/15/2034 957,997
1,900,000 4.550%,  3/15/2035 1,830,029
2,500,000 4.500%,  5/14/2035 2,395,355
2,900,000 4.300%,  5/14/2036 2,698,475

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Consumer Non-Cyclical  10.0% - continued
Amgen, Inc.
$ 3,000,000 5.650%,  3/2/2053 $ 2,879,412
2,100,000 5.250%,  3/2/2033 2,122,131
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,730,470
Anheuser-Busch InBev Worldwide,
Inc.
1,800,000 4.439%,  10/6/2048 1,514,479
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,405,787
BAT Capital Corporation
2,500,000 6.250%,  8/15/2055 2,441,900
3,000,000 2.259%,  3/25/2028 2,822,004
1,900,000 6.343%,  8/2/2030 2,030,798
1,100,000 5.834%,  2/20/2031 1,145,175
1,600,000 7.750%,  10/19/2032 1,828,735
Becton, Dickinson and Company
2,194,000 3.794%,  5/20/2050 1,618,528
1,450,000 5.081%,  6/7/2029 1,477,346
Bristol-Myers Squibb Company
3,100,000 5.550%,  2/22/2054 2,986,551
850,000 6.250%,  11/15/2053 893,157
Bunge, Ltd. Finance Corporation
725,000 4.650%,  9/17/2034 703,206
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
821,617
Conagra Brands, Inc.
1,450,000 5.300%,  11/1/2038 1,372,619
Constellation Brands, Inc.
1,150,000 4.800%,  1/15/2029 1,157,502
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,040,414
1,850,000 5.550%,  6/1/2031 1,900,677
1,200,000 2.125%,  9/15/2031 1,010,031
2,750,000 5.050%,  3/25/2048 2,337,186
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,285,633
2,100,000 5.500%,  2/12/2055 2,105,478
1,750,000 4.700%,  2/27/2033 1,758,945
HCA, Inc.
3,100,000 5.450%,  4/1/2031 3,159,343
2,600,000 5.500%,  3/1/2032 2,632,283
2,100,000 5.750%,  3/1/2035 2,118,615
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,650,000 3.625%,  1/15/2032 1,492,829
900,000 3.000%,  5/15/2032 777,145
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,400,000 6.375%,  2/25/2055
c
3,454,298
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030 1,185,932
Keurig Dr Pepper, Inc.
3,000,000 4.600%,  5/15/2030
e
2,999,843
Kraft Heinz Foods Company
1,230,000 4.375%,  6/1/2046 996,448
Mars, Inc.
4,200,000 4.800%,  3/1/2030
c
4,251,269
Principal
Amount Long-Term Fixed Income  98.1% Value
Consumer Non-Cyclical  10.0% - continued
$ 1,650,000 5.000%,  3/1/2032
c
$ 1,663,222
900,000 5.650%,  5/1/2045
c
893,782
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,226,050
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,685,542
Nestle Holdings, Inc.
2,100,000 4.850%,  3/14/2033
c
2,133,678
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,569,343
Pfizer Investment Enterprises,
Private Ltd.
2,425,000 5.300%,  5/19/2053 2,245,593
833,000 4.750%,  5/19/2033 822,588
Philip Morris International, Inc.
3,500,000 5.500%,  9/7/2030 3,658,114
1,650,000 5.125%,  2/13/2031 1,691,999
2,065,000 5.750%,  11/17/2032 2,166,361
3,000,000 5.250%,  2/13/2034 3,030,388
3,700,000 4.875%,  4/30/2035 3,628,138
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,613,437
1,450,000 4.985%,  3/8/2034
c
1,461,250
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
708,819
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,072,066
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,416,009
2,400,000 5.300%,  7/5/2034 2,419,425
Viterra Finance BV
2,250,000 5.250%,  4/21/2032
c,d
2,265,030
Total 118,230,609
Energy  5.9%
BP Capital Markets America, Inc.
3,250,000 3.001%,  3/17/2052 1,988,363
BP Capital Markets plc
1,400,000 6.450%,  12/1/2033
b,f
1,393,993
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030
d
725,486
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 5,070,172
1,500,000 4.000%,  3/1/2031 1,402,102
1,350,000 5.950%,  6/30/2033 1,378,064
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 896,367
Columbia Pipelines Holding
Company, LLC
4,150,000 5.097%,  10/1/2031
c
4,096,185
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 456,646
450,000 5.400%,  4/18/2034 439,920
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,519,797
Energy Transfer, LP
900,000 8.000%,  5/15/2054
b
934,146
1,550,000 6.050%,  9/1/2054 1,415,778
1,000,000 6.500%,  11/15/2026
b,f
993,094
2,350,000 3.750%,  5/15/2030 2,220,447

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Energy  5.9% - continued
$ 900,000 5.550%,  5/15/2034 $ 885,761
1,550,000 5.700%,  4/1/2035 1,534,230
Enterprise Products Operating,
LLC
900,000
7.571%,  (TSFR3M +
3.248%), 8/16/2077
b
877,472
EQT Corporation
8,700,000 7.500%,  6/1/2030
c
3,118,295
4,425,000 4.750%,  1/15/2031
c
1,424,488
Expand Energy Corporation
3,700,000 5.375%,  3/15/2030 3,673,201
1,500,000 4.750%,  2/1/2032 1,407,334
1,525,000 5.700%,  1/15/2035 1,504,431
Kinder Morgan, Inc.
1,650,000 5.850%,  6/1/2035
e
1,670,596
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,751,118
950,000 5.500%,  6/1/2034 934,354
ONEOK, Inc.
4,600,000 6.350%,  1/15/2031 4,862,802
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,171,225
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,052,989
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,696,545
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,725,168
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029
c
1,809,945
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,440,704
775,000 5.500%,  2/15/2035 756,964
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,306,412
700,000 5.150%,  4/5/2034 706,545
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,173,559
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,150,601
1,800,000 7.500%,  1/15/2031 2,019,251
1,650,000 5.600%,  3/15/2035 1,664,209
1,730,000 4.850%,  3/1/2048 1,446,977
Total 69,695,736
Financials  35.9%
200 Park Funding Trust
1,550,000 5.740%,  2/15/2055
c
1,512,433
ABN AMRO Bank NV
1,500,000 4.988%,  12/3/2028
b,c
1,513,922
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,204,988
2,900,000 6.150%,  9/30/2030 3,059,194
3,150,000 5.375%,  12/15/2031 3,161,966
1,600,000 3.400%,  10/29/2033 1,375,410
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,f
2,808,577
Principal
Amount Long-Term Fixed Income  98.1% Value
Financials  35.9% - continued
$ 1,500,000 3.000%,  2/1/2030 $ 1,382,221
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,132,454
1,650,000 6.500%,  7/18/2028
c
1,710,985
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
970,185
Ally Financial, Inc.
2,580,000 5.750%,  11/20/2025 2,583,446
1,250,000 8.000%,  11/1/2031 1,384,251
American Express Company
3,600,000 5.085%,  1/30/2031
b
3,665,396
2,000,000 5.284%,  7/26/2035
b
1,994,095
1,400,000 5.667%,  4/25/2036
b
1,437,030
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,247,946
Ameriprise Financial, Inc.
4,100,000 5.200%,  4/15/2035 4,105,031
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,316,477
1,500,000 5.898%,  7/10/2034
b,c
1,535,645
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,424,385
Ares Capital Corporation
1,200,000 2.875%,  6/15/2027 1,145,366
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,984,753
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,791,538
Aviation Capital Group, LLC
1,875,000 5.125%,  4/10/2030
c
1,855,250
Avolon Holdings Funding, Ltd.
900,000 4.950%,  1/15/2028
c
895,569
2,400,000 5.750%,  11/15/2029
c
2,429,684
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
911,250
Banco Santander SA
2,200,000 5.294%,  8/18/2027 2,230,252
800,000 5.439%,  7/15/2031 826,020
Bank of America Corporation
3,000,000 5.819%,  9/15/2029
b
3,124,762
1,175,000 3.974%,  2/7/2030
b
1,150,064
2,030,000 3.194%,  7/23/2030
b
1,915,157
3,400,000 5.162%,  1/24/2031
b
3,463,360
2,750,000 2.572%,  10/20/2032
b
2,389,831
3,200,000 4.571%,  4/27/2033
b
3,100,287
1,400,000 5.468%,  1/23/2035
b
1,420,038
5,250,000 5.511%,  1/24/2036
b
5,321,436
6,000,000 2.482%,  9/21/2036
b
5,006,106
1,200,000 4.244%,  4/24/2038
b
1,073,091
Bank of Montreal
2,850,000 5.511%,  6/4/2031 2,965,688
Bank of New York Mellon
Corporation
3,100,000 4.942%,  2/11/2031
b
3,153,714
Barclays plc
2,400,000 6.125%,  12/15/2025
b,d,f
2,385,984
2,100,000 4.837%,  9/10/2028
b
2,103,324
850,000 9.625%,  12/15/2029
b,f
927,911
1,400,000 5.367%,  2/25/2031
b
1,418,695
1,900,000 2.645%,  6/24/2031
b
1,700,816

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Financials  35.9% - continued
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
$ 1,250,000 7.625%,  2/11/2035
b,c
$ 1,256,250
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
c
753,833
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,541,434
1,050,000 4.250%,  1/15/2049 879,692
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,409,415
1,550,000 4.950%,  9/26/2027
c
1,535,391
Blackstone Reg Finance
Company, LLC
2,900,000 5.000%,  12/6/2034 2,841,607
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,088,486
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,972,531
900,000 6.600%,  9/15/2029
c
910,031
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,926,710
BNP Paribas SA
1,950,000 4.792%,  5/9/2029
b,c
1,948,524
1,350,000 8.500%,  8/14/2028
b,c,f
1,407,082
2,100,000 5.497%,  5/20/2030
b,c
2,140,278
2,000,000 5.786%,  1/13/2033
b,c
2,048,348
BPCE SA
1,250,000 6.612%,  10/19/2027
b,c
1,283,983
2,250,000 5.876%,  1/14/2031
b,c
2,320,438
1,350,000 6.508%,  1/18/2035
b,c
1,376,472
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 934,440
Capital One Financial Corporation
4,100,000 6.312%,  6/8/2029
b
4,272,215
2,625,000 6.183%,  1/30/2036
b
2,592,310
Centene Corporation
3,145,000 3.375%,  2/15/2030 2,864,525
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,f
1,445,196
1,700,000 6.196%,  11/17/2029
b
1,804,514
1,450,000 4.000%,  12/1/2030
b,f
1,265,256
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,505,467
2,000,000 4.075%,  4/23/2029
b
1,976,863
2,050,000 5.174%,  2/13/2030
b
2,080,148
2,350,000 6.950%,  2/15/2030
b,f
2,302,113
4,100,000 3.057%,  1/25/2033
b
3,601,838
2,650,000 5.449%,  6/11/2035
b
2,659,175
3,400,000 6.020%,  1/24/2036
b
3,409,362
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,433,116
1,325,000 5.718%,  7/23/2032
b
1,347,293
CME Group, Inc.
4,500,000 4.400%,  3/15/2030 4,542,924
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,f
1,140,353
Principal
Amount Long-Term Fixed Income  98.1% Value
Financials  35.9% - continued
COPT Defense Properties, LP
$ 1,325,000 2.250%,  3/15/2026 $ 1,292,740
Corebridge Financial, Inc.
1,450,000 6.375%,  9/15/2054
b
1,396,955
1,350,000 3.850%,  4/5/2029 1,308,394
Corebridge Global Funding
350,000 5.900%,  9/19/2028
c
365,200
1,950,000 5.200%,  6/24/2029
c
1,983,471
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 991,047
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,g
161,000
2,350,000 7.250%,  N/A
*,g
164,500
1,300,000 7.500%,  N/A
*,g
91,000
Deutsche Bank AG/New York, NY
2,850,000 5.373%,  1/10/2029
b
2,888,203
1,950,000 4.999%,  9/11/2030
b
1,952,112
Discover Bank
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,563,437
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,101,897
1,300,000 5.700%,  2/15/2055 1,244,511
1,250,000 6.100%,  10/15/2052 1,266,200
1,500,000 4.750%,  2/15/2033 1,474,275
EPR Properties
1,318,000 4.950%,  4/15/2028 1,302,632
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,542,833
3,550,000 5.900%,  1/15/2031 3,706,310
Fairfax Financial Holdings, Ltd.
2,350,000 6.100%,  3/15/2055 2,246,326
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b
1,446,337
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,767,041
Fortitude Group Holdings, LLC
2,925,000 6.250%,  4/1/2030
c
2,967,852
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 817,797
Goldman Sachs Group, Inc.
1,800,000
7.560%,  (H15T 5Y +
3.224%), 8/10/2025
b,f
1,797,506
2,600,000 4.937%,  4/23/2028
b
2,623,692
2,300,000 4.223%,  5/1/2029
b
2,277,953
4,950,000 5.207%,  1/28/2031
b
5,034,357
3,800,000 3.102%,  2/24/2033
b
3,351,162
2,550,000 5.536%,  1/28/2036
b
2,575,160
High Street Funding Trust III
1,500,000 5.807%,  2/15/2055
c
1,456,804
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 925,686
1,900,000 4.200%,  4/15/2029 1,811,811
HSBC Holdings plc
2,030,000 4.041%,  3/13/2028
b
2,008,640
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,754,980
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 927,796

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Financials  35.9% - continued
$ 1,250,000 5.450%,  8/15/2030 $ 1,282,703
1,000,000 2.000%,  8/15/2031 838,196
Jane Street Group/JSG Finance,
Inc.
3,850,000 6.750%,  5/1/2033
c
3,868,136
JPMorgan Chase & Company
2,300,000 6.875%,  6/1/2029
b,d,f
2,369,219
2,350,000 6.500%,  4/1/2030
b,f
2,348,246
2,400,000 4.995%,  7/22/2030
b
2,434,702
1,300,000 5.103%,  4/22/2031
b
1,323,548
1,800,000 2.956%,  5/13/2031
b
1,645,169
800,000 2.580%,  4/22/2032
b
708,949
2,100,000 2.545%,  11/8/2032
b
1,831,369
2,450,000 4.586%,  4/26/2033
b
2,394,098
2,450,000 4.912%,  7/25/2033
b
2,437,350
2,000,000 5.717%,  9/14/2033
b
2,063,074
850,000 5.336%,  1/23/2035
b
857,135
2,900,000 4.946%,  10/22/2035
b
2,832,374
KeyCorp
1,650,000 6.401%,  3/6/2035
b
1,728,422
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,371,709
850,000 6.250%,  1/15/2036 822,677
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,334,993
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,523,446
1,425,000 5.087%,  11/26/2028
b
1,442,314
LPL Holdings, Inc.
1,400,000 5.150%,  6/15/2030 1,404,643
3,100,000 4.375%,  5/15/2031
c
2,953,745
1,600,000 5.650%,  3/15/2035 1,582,142
Macquarie Airfinance Holdings,
Ltd.
1,650,000 5.200%,  3/27/2028
c
1,647,494
1,075,000 6.400%,  3/26/2029
c
1,103,352
375,000 6.500%,  3/26/2031
c
385,199
Massachusetts Mutual Life
Insurance Company
2,900,000 3.200%,  12/1/2061
*
1,742,323
MetLife, Inc.
1,900,000 6.350%,  3/15/2055
b
1,887,450
Mitsubishi UFJ Financial Group,
Inc.
2,000,000 5.159%,  4/24/2031
b
2,036,682
2,250,000 5.133%,  7/20/2033
b
2,250,793
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
b
1,320,108
1,400,000 1.979%,  9/8/2031
b
1,207,355
Morgan Stanley
950,000 5.449%,  7/20/2029
b
975,250
2,350,000 5.656%,  4/18/2030
b
2,430,668
2,500,000 5.230%,  1/15/2031
b
2,548,971
2,400,000 3.622%,  4/1/2031
b
2,277,492
3,150,000 5.192%,  4/17/2031
b
3,207,107
1,900,000 1.794%,  2/13/2032
b
1,602,492
2,000,000 2.943%,  1/21/2033
b
1,756,753
950,000 4.889%,  7/20/2033
b
936,919
2,900,000 6.342%,  10/18/2033
b
3,105,384
1,100,000 6.627%,  11/1/2034
b
1,197,234
1,400,000 5.466%,  1/18/2035
b
1,414,225
1,850,000 5.587%,  1/18/2036
b
1,876,688
1,100,000 5.664%,  4/17/2036
b
1,123,177
Principal
Amount Long-Term Fixed Income  98.1% Value
Financials  35.9% - continued
Nationwide Building Society
$ 2,200,000 6.557%,  10/18/2027
b,c
$ 2,260,705
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,335,035
NatWest Group plc
2,900,000 3.032%,  11/28/2035
b
2,566,202
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
c
2,285,723
2,750,000 5.350%,  1/23/2035
c
2,801,781
Nippon Life Insurance Company
2,000,000 6.500%,  4/30/2055
b,c
2,029,067
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,668,929
1,875,000 3.625%,  10/1/2029 1,763,595
Paychex, Inc.
2,650,000 5.350%,  4/15/2032 2,691,811
PNC Financial Services Group,
Inc.
2,700,000 5.222%,  1/29/2031
b
2,760,615
3,000,000 5.068%,  1/24/2034
b
2,966,770
1,900,000 6.875%,  10/20/2034
b
2,088,642
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
72,758
4.761%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
66,057
Prudential Financial, Inc.
1,750,000 3.700%,  10/1/2050
b
1,562,275
Regency Centers, LP
1,750,000 3.700%,  6/15/2030 1,683,725
1,000,000 5.250%,  1/15/2034 1,000,950
1,800,000 5.100%,  1/15/2035 1,776,216
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b
1,635,706
1,350,000 5.502%,  9/6/2035
b
1,321,999
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,677,078
900,000 5.500%,  1/11/2031
c
925,226
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
985,600
Societe Generale SA
2,450,000 10.000%,  11/14/2028
b,c,f
2,634,517
3,700,000 6.100%,  4/13/2033
b,c
3,799,896
Standard Chartered plc
950,000 5.688%,  5/14/2028
b,c
968,002
State Street Corporation
3,100,000 4.729%,  2/28/2030 3,136,808
1,100,000 4.834%,  4/24/2030 1,115,784
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033
d
3,046,651
Synchrony Bank
2,575,000 5.625%,  8/23/2027 2,602,608
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,733,939
Truist Financial Corporation
1,150,000 5.435%,  1/24/2030
b
1,174,993
U.S. Bancorp
2,150,000 5.775%,  6/12/2029
b
2,224,054

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Financials  35.9% - continued
$ 900,000 5.384%,  1/23/2030
b
$ 921,603
2,650,000 5.046%,  2/12/2031
b
2,684,624
900,000 5.678%,  1/23/2035
b
917,059
UBS Group AG
2,400,000 4.875%,  2/12/2027
b,c,f
2,294,609
250,000 3.091%,  5/14/2032
b,c
223,836
6,150,000 6.537%,  8/12/2033
b,c
6,584,494
1,350,000 9.250%,  11/13/2033
b,c,f
1,509,017
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,293,252
2,150,000 4.950%,  5/15/2062 1,817,602
760,000 4.750%,  7/15/2045 665,613
1,775,000 4.450%,  12/15/2048 1,460,032
Unum Group
2,650,000 4.046%,  8/15/2041
c
2,098,965
Ventas Realty, LP
3,200,000 5.000%,  1/15/2035 3,089,925
Wells Fargo & Company
2,500,000 4.970%,  4/23/2029
b
2,531,514
2,150,000 5.198%,  1/23/2030
b
2,193,083
2,550,000 5.244%,  1/24/2031
b
2,602,880
2,750,000 4.478%,  4/4/2031
b
2,711,974
2,450,000 5.150%,  4/23/2031
b
2,488,003
2,700,000 4.897%,  7/25/2033
b
2,652,603
1,900,000 6.491%,  10/23/2034
b
2,043,338
Zions Bancorp NA
2,125,000 6.816%,  11/19/2035
b
2,095,828
Total 425,223,501
Foreign Government  0.5%
Dominican Republic Government
International Bond
2,300,000 6.000%,  7/19/2028
c
2,313,110
1,875,000 6.000%,  2/22/2033
c
1,808,062
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,482,092
Total 6,603,264
Mortgage-Backed Securities  0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,896,826 5.500%,  7/1/2053 6,940,149
Total 6,940,149
Technology  7.3%
Accenture Capital, Inc.
850,000 4.250%,  10/4/2031 840,909
725,000 4.500%,  10/4/2034 698,778
Alphabet, Inc.
2,650,000 5.300%,  5/15/2065 2,618,135
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,147,989
1,750,000 3.950%,  8/8/2052 1,387,146
1,080,000 3.750%,  9/12/2047 848,812
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,019,376
1,743,000 3.469%,  4/15/2034
c
1,531,374
2,400,000 3.137%,  11/15/2035
c
1,988,536
3,950,000 3.187%,  11/15/2036
c
3,223,440
1,800,000 4.926%,  5/15/2037
c
1,723,942
Principal
Amount Long-Term Fixed Income  98.1% Value
Technology  7.3% - continued
Cisco Systems, Inc.
$ 1,500,000 5.300%,  2/26/2054 $ 1,431,459
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,286,802
274,000 8.350%,  7/15/2046 332,627
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,750,258
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,679,147
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,806,574
2,500,000 5.600%,  3/2/2033 2,546,182
2,800,000 5.150%,  8/12/2034 2,752,210
Foundry JV Holdco, LLC
3,100,000 6.150%,  1/25/2032
c
3,220,386
3,700,000 5.900%,  1/25/2033
c
3,773,575
Global Payments, Inc.
900,000 5.300%,  8/15/2029 906,971
1,300,000 5.400%,  8/15/2032
d
1,292,633
Hewlett Packard Enterprise
Company
1,975,000 5.000%,  10/15/2034 1,906,805
Intel Corporation
2,200,000 4.100%,  5/11/2047 1,582,901
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,106,093
1,400,000 2.950%,  4/15/2031 1,257,167
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,262,816
1,950,000 4.550%,  1/15/2035 1,904,777
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 901,454
Micron Technology, Inc.
3,150,000 6.050%,  11/1/2035 3,193,823
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 977,916
Oracle Corporation
2,700,000 5.550%,  2/6/2053 2,472,900
2,400,000 3.950%,  3/25/2051 1,732,950
3,300,000 6.150%,  11/9/2029 3,506,926
1,450,000 5.250%,  2/3/2032 1,470,050
2,700,000 6.250%,  11/9/2032 2,879,307
1,800,000 4.300%,  7/8/2034 1,670,205
2,350,000 4.000%,  7/15/2046 1,764,129
PayPal Holdings, Inc.
2,300,000 5.150%,  6/1/2034 2,306,466
Roper Technologies, Inc.
2,300,000 4.900%,  10/15/2034 2,235,236
Synopsys, Inc.
2,200,000 5.000%,  4/1/2032 2,215,272
2,925,000 5.150%,  4/1/2035 2,931,244
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,903,392
VeriSign, Inc.
2,150,000 5.250%,  6/1/2032 2,167,581
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,615,460
Total 86,772,131

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Transportation  2.2%
Air Canada
$ 1,400,000 3.875%,  8/15/2026
c
$ 1,373,743
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
426,667 5.500%,  4/20/2026
c
423,823
2,000,000 5.750%,  4/20/2029
c
1,939,806
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,337,118
1,800,000 4.050%,  6/15/2048 1,436,414
Canadian Pacific Railway
Company
3,080,000 4.700%,  5/1/2048 2,656,714
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,882,457
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
1,953,460
FedEx Corporation
1,500,000 3.250%,  5/15/2041
c
1,034,369
Mileage Plus Holdings, LLC
1,575,000 6.500%,  6/20/2027
c
1,579,936
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,867,405
United Airlines Pass Through Trust
429,662 3.750%,  9/3/2026 422,242
United Airlines, Inc.
2,100,000 4.375%,  4/15/2026
c
2,070,020
3,425,000 4.625%,  4/15/2029
c
3,217,133
Total 26,194,640
U.S. Government & Agencies  6.4%
U.S. Treasury Bonds
8,000,000 4.625%,  2/15/2055 7,916,250
6,000,000 4.500%,  11/15/2054 5,807,812
15,000,000 4.625%,  2/15/2035 15,562,500
6,000,000 4.375%,  5/15/2041 5,865,000
17,500,000 4.375%,  8/15/2043 16,873,828
U.S. Treasury Notes
2,000,000 4.000%,  3/31/2030 2,024,844
13,000,000 4.125%,  3/31/2032 13,154,375
8,000,000 4.500%,  11/15/2033 8,245,625
Total 75,450,234
Utilities  8.2%
AES Corporation
1,200,000 7.600%,  1/15/2055
b
1,185,675
American Electric Power
Company, Inc.
1,925,000 7.050%,  12/15/2054
b
1,942,439
1,250,000 5.625%,  3/1/2033
d
1,280,873
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,253,165
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,971,770
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,149,151
CenterPoint Energy, Inc.
1,225,000 7.000%,  2/15/2055
b
1,251,111
2,250,000 6.700%,  5/15/2055
b
2,220,368
Principal
Amount Long-Term Fixed Income  98.1% Value
Utilities  8.2% - continued
$ 1,750,000 2.950%,  3/1/2030 $ 1,620,966
1,850,000 2.650%,  6/1/2031 1,632,347
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 924,434
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,213,818
2,250,000 4.125%,  5/15/2049 1,746,011
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,968,559
Consumers Energy Company
1,150,000 4.600%,  5/30/2029 1,162,563
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,491,075
1,000,000 4.350%,  1/15/2027
b,f
969,652
DTE Energy Company
1,850,000 5.100%,  3/1/2029 1,876,157
2,600,000 5.200%,  4/1/2030 2,645,958
1,450,000 5.850%,  6/1/2034 1,494,502
Duke Energy Corporation
2,300,000 3.250%,  1/15/2082
b
2,157,972
1,500,000 3.500%,  6/15/2051 994,957
2,050,000 5.800%,  6/15/2054 1,964,507
3,000,000 5.000%,  8/15/2052 2,564,706
1,500,000 6.450%,  9/1/2054
b
1,503,153
1,800,000 3.750%,  9/1/2046 1,300,344
Exelon Corporation
1,200,000 4.100%,  3/15/2052 899,804
3,100,000 5.875%,  3/15/2055 3,015,057
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,490,876
2,200,000 4.850%,  7/15/2047 1,831,468
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,559,297
1,850,000 5.450%,  7/15/2044
c
1,764,632
Florida Power & Light Company
800,000 5.300%,  6/15/2034 820,456
Georgia Power Company
2,600,000 4.850%,  3/15/2031 2,642,264
700,000 5.250%,  3/15/2034 706,566
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 962,840
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,149,067
Nevada Power Company
675,000 6.000%,  3/15/2054 683,304
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
1,969,864
1,850,000 5.300%,  3/15/2032 1,887,658
NiSource, Inc.
950,000 5.200%,  7/1/2029 971,311
1,400,000 3.600%,  5/1/2030 1,335,294
1,080,000 4.375%,  5/15/2047 876,101
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,149,336
Pacific Gas and Electric Company
1,000,000 5.900%,  10/1/2054 915,207
1,100,000 3.300%,  12/1/2027 1,060,641

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Utilities  8.2% - continued
$ 3,200,000 4.550%,  7/1/2030 $ 3,104,064
1,650,000 5.800%,  5/15/2034 1,646,953
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,140,337
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 975,041
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,793,453
1,650,000 5.400%,  3/15/2035 1,657,204
San Diego Gas & Electric
Company
1,100,000 5.400%,  4/15/2035 1,110,177
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,553,257
Southern Company
2,000,000 5.700%,  10/15/2032 2,078,342
1,300,000 4.000%,  1/15/2051
b
1,280,926
1,350,000 3.750%,  9/15/2051
b
1,307,065
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,380,670
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 955,732
1,800,000 5.000%,  1/15/2034 1,771,785
Vistra Operations Company, LLC
1,550,000 5.050%,  12/30/2026
c
1,556,688
Xcel Energy, Inc.
1,900,000 5.600%,  4/15/2035 1,918,494
Total 97,407,464
Total Long-Term Fixed Income
(cost $1,199,237,140) 1,162,033,812
Shares
Collateral Held for Securities
Loaned 0.9% Value
10,967,327 Thrivent Cash Management Trust 10,967,327
Total Collateral Held for
Securities Loaned
(cost $10,967,327) 10,967,327
Shares Preferred Stock 0.4% Value
Capital Goods  0.4%
80,000 Boeing Company, Convertible,
6.000% 4,910,400
Total 4,910,400
Total Preferred Stock
(cost $4,234,138) 4,910,400
Shares or
Principal
Amount Short-Term Investments 1.1% Value
Federal Home Loan Bank Discount
Notes
200,000 4.230%, 5/30/2025
h,i
199,295
600,000 4.215%, 7/16/2025
h,i
594,687
Shares or
Principal
Amount Short-Term Investments  1.1% Value
State Street Institutional U.S.
Government Money Market
Fund
11,636,042 4.288%
h
$ 11,636,042
Total Short-Term Investments
(cost $12,430,022) 12,430,024
Total Investments (cost
$1,226,868,627) 100.5% $1,190,341,563
Other Assets and Liabilities, Net
(0.5%) (6,204,510)
Total Net Assets 100.0% $1,184,137,053
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $235,003,972 or 19.8%
of total net assets.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of April 30, 2025 was $2,158,823 or 0.18% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
April 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  8/4/2020 $ 2,300,000
Credit Suisse Group AG  7/9/2018 1,300,000
Credit Suisse Group AG  5/17/2021 2,600,260
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 2,877,293

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April
30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 10,629,421
Total lending $10,629,421
Gross amount payable upon return of
collateral for securities loaned $10,967,327
Net amounts due to counterparty $337,906
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 13,851,751
Gross unrealized depreciation (49,365,039)
Net unrealized appreciation (depreciation) $ (35,513,288)
Cost for federal income tax purposes $ 1,225,937,955

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 27,114 – 27,114 –
Basic Materials 18,973,110 – 18,973,110 –
Capital Goods 54,019,211 – 54,019,211 –
Collateralized Mortgage Obligations 11,656,079 – 11,656,079 –
Commercial Mortgage-Backed Securities 4,054,000 – 4,054,000 –
Communications Services 80,397,683 – 80,397,683 –
Consumer Cyclical 80,388,887 – 80,388,887 –
Consumer Non-Cyclical 118,230,609 – 118,230,609 –
Energy 69,695,736 – 69,695,736 –
Financials 425,223,501 – 425,223,501 –
Foreign Government 6,603,264 – 6,603,264 –
Mortgage-Backed Securities 6,940,149 – 6,940,149 –
Technology 86,772,131 – 86,772,131 –
Transportation 26,194,640 – 26,194,640 –
U.S. Government & Agencies 75,450,234 – 75,450,234 –
Utilities 97,407,464 – 97,407,464 –
Preferred Stock
Capital Goods 4,910,400 4,910,400 – –
Short-Term Investments 12,430,024 11,636,042 793,982 –
Subtotal Investments in Securities $1,179,374,236 $16,546,442 $1,162,827,794 $–
Other Investments  * Total
Collateral Held for Securities Loaned 10,967,327
Subtotal Other Investments $10,967,327
Total Investments at Value $1,190,341,563
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 131,415 131,415 – –
Total Asset Derivatives $131,415 $131,415 $– $–
Liability Derivatives
Futures Contracts 48,311 48,311 – –
Total Liability Derivatives $48,311 $48,311 $– $–
The following table presents Income Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $793,982 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 120 June 2025 $ 14,043,312 ( $ 48,311)
Ultra 10-Yr. U.S. Treasury Note 120 June 2025 13,636,710 131,415
Total Futures Long Contracts $ 27,680,022 $ 83,104
Total Futures Contracts $ 27,680,022 $83,104

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial
Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 131,415
Total Interest Rate Contracts 131,415
Total Asset Derivatives $131,415
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 48,311
Total Interest Rate Contracts 48,311
Total Liability Derivatives $48,311
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,038,016)
Total Interest Rate Contracts (1,038,016)
Total ($1,038,016)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 989,950
Total Interest Rate Contracts 989,950
Total $989,950
The following table presents Income Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $20,648,907

Income Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $25,282 $140,729 $166,011 $– – –%
Total Affiliated Short-Term Investments 25,282 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,431 92,054 97,518 10,967 10,967 0.9
Total Collateral Held for Securities Loaned 16,431 10,967 0.9
Total Value $41,713 $10,967
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $235
Total Income/Non Cash Income from Affiliated Investments $235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 46
Total Affiliated Income from Securities Loaned, Net $46
Total $– $– $–

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 88.8% Value
Australia  5.7%
6,739 Amotiv, Ltd. $ 33,416
148,869 AMP, Ltd. 122,959
2,645 Ansell, Ltd. 51,312
239,665 APA Group 1,261,110
16,231 Arena REIT 38,653
47,177 Aristocrat Leisure, Ltd. 2,014,883
185,142 Aurizon Holdings, Ltd. 362,455
29,260 Austal, Ltd.
a
99,134
124,855 Australia and New Zealand
Banking Group, Ltd. 2,387,507
222,956 BHP Group, Ltd. 5,313,850
11,127 BlueScope Steel, Ltd. 170,426
146,592 Brambles, Ltd. 1,926,460
5,499 Breville Group, Ltd. 100,826
32,541 BWP Trust 74,611
16,293 Challenger, Ltd. 73,826
41,384 Charter Hall Retail REIT 98,851
6,441 Codan, Ltd. 64,876
29,653 Coles Group, Ltd. 402,682
51,604 Commonwealth Bank of Australia 5,500,420
12,871 Computershare, Ltd. 336,337
18,655 CSL, Ltd. 2,994,366
48,428 Deterra Royalties, Ltd. 112,912
46,937 Dexus Industria REIT 78,126
77,555 DEXUS Property Group 373,320
238,228 Dyno Nobel, Ltd. 345,812
34,267 Endeavour Group, Ltd. 87,652
22,184 Evolution Mining, Ltd. 111,253
9,605 Helia Group, Ltd. 29,770
112,416 HomeCo Daily Needs REIT 88,132
200 HUB24, Ltd. 9,240
29,854 Inghams Group, Ltd. 65,540
310,031 Insurance Australia Group, Ltd. 1,628,427
27,701 IPH, Ltd. 80,911
19,710 JB Hi-Fi, Ltd. 1,306,136
952 Jumbo Interactive, Ltd. 6,223
2,013 Mineral Resources, Ltd.
a
26,473
81,915 National Australia Bank, Ltd. 1,891,473
6,498 Netwealth Group, Ltd. 116,750
39,322 New Hope Corporation, Ltd. 92,243
90,245 Nickel Industries, Ltd. 32,589
38,941 Northern Star Resources, Ltd. 478,338
33,419 NRW Holdings, Ltd. 57,924
15,750 Orica, Ltd. 163,483
209,802 Perenti, Ltd. 183,485
157,106 Perseus Mining, Ltd. 336,711
8,619 Pro Medicus, Ltd. 1,263,805
293,499 QBE Insurance Group, Ltd. 4,056,130
112,812 Regis Resources, Ltd.
a
326,149
79,759 Reliance Worldwide Corporation,
Ltd. 214,414
121,817 Resolute Mining, Ltd.
a
39,766
34,523 Rio Tinto, Ltd. 2,582,912
6,720 Sims, Ltd. 62,724
2,505 Sonic Healthcare, Ltd. 41,826
43,261 Stanmore Resources, Ltd. 53,735
58,240 Steadfast Group, Ltd. 218,858
11,043 Super Retail Group, Ltd. 94,708
80,098 Technology One, Ltd. 1,546,063
517,938 Telstra Corporation, Ltd. 1,494,818
103,501 Ventia Services Group, Pty. Ltd. 280,227
134,232 Waypoint REIT, Ltd. 219,829
25,148 Wesfarmers, Ltd. 1,259,819
92,256 Westpac Banking Corporation 1,936,006
Shares Common Stock  88.8% Value
Australia  5.7%  - continued
9,887 Worley, Ltd. $ 78,770
Total 46,902,442
Austria  <0.1%
13,709 ams OSRAM AG
a
121,702
1,343 Porr AG 47,026
Total 168,728
Belgium  0.4%
818 Ackermans & van Haaren NV 200,072
45,152 Anheuser-Busch InBev NV 2,975,920
4,055 Bekaert SA 156,468
170 Cofinimmo SA 13,593
237 Deme Group NV 35,526
1,659 Elia System Operator SA 179,868
415 Montea NV 30,131
Total 3,591,578
Bermuda  0.3%
94,000 Cafe de Coral Holdings, Ltd. 86,386
58,500 Hongkong Land Holdings, Ltd. 286,299
37,000 Jardine Matheson Holdings, Ltd. 1,644,098
10,047 Odfjell Drilling, Ltd. 52,298
258,000 Yue Yuen Industrial Holdings, Ltd. 370,410
Total 2,439,491
Brazil  0.4%
199,800 Ambev SA 514,361
82,300 Banco do Brasil SA 418,233
37,181 Companhia Energetica de Minas
Gerais ADR 70,272
931 Companhia Paranaense de Energia
- COPEL ADR 6,880
43,100 Cury Construtora e Incorporadora
SA 208,166
13,600 Direcional Engenharia SA 86,678
35 Embraer SA ADR
a
1,608
90,046 Gerdau SA ADR 235,020
81,340 Itau Unibanco Holding SA ADR 513,255
25,800 JBS SA 199,348
55,300 Magazine Luiza SA 91,206
11,200 Metalurgica Gerdau SA 16,656
7,420 Petroleo Brasileiro SA ADR 83,772
76,000 Telefonica Brasil SA 370,415
3,500 Tupy SA 13,210
45,960 Vale SA ADR 427,888
Total 3,256,968
Cayman Islands  1.6%
141,000 3SBio, Inc.
b
217,405
81,000 AAC Technologies Holdings, Inc. 387,744
163,588 Alibaba Group Holding, Ltd. 2,442,374
285,000 China Feihe, Ltd.
b
215,374
88,000 China Mengniu Dairy Company,
Ltd. 219,177
108,000 China Resources Land, Ltd. 363,378
92,000 Consun Pharmaceutical Group,
Ltd. 109,565
219,000 Geely Automobile Holdings, Ltd. 459,747
255,000 Greentown China Holdings, Ltd. 325,401
36,899 JD.com, Inc. 600,768
144,500 Kingboard Holdings, Ltd. 388,189
31,229 Meituan
a,b
517,072

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
Cayman Islands  1.6%  - continued
13,000 NetDragon Websoft Holdings, Ltd. $ 16,590
17,536 NU Holdings, Ltd./Cayman Islands
a
217,973
3,742 PDD Holdings, Inc. ADR
a
395,043
15,800 Pop Mart International Group, Ltd.
b
394,072
673,000 Shui On Land, Ltd. 57,205
35,500 Stella International Holdings, Ltd. 63,625
69,190 Tencent Holdings, Ltd. 4,237,954
54,000 Tingyi (Cayman Islands) Holding
Corporation 97,542
70,000 VSTECS Holdings, Ltd. 53,896
922,500 WH Group, Ltd.
b
824,906
103,000 Xiaomi Corporation
a,b
659,427
149,000 Zhongsheng Group Holdings, Ltd. 224,198
Total 13,488,625
Chile  0.1%
3,261 Banco de Chile ADR 96,265
2,480 Banco de Credito e Inversiones SA 98,216
48,595 Cencosud SA 166,279
371,452 Colbun SA 58,054
Total 418,814
China  1.1%
61,000 Anhui Conch Cement Company,
Ltd., Class H 171,841
30,700 Avary Holding Shenzhen Company,
Ltd. 121,275
521,000 BAIC Motor Corporation, Ltd.
b
128,073
172,600 BOE Technology Group Company,
Ltd. 91,283
900 BYD Company, Ltd., Class A 43,802
5,500 BYD Company, Ltd., Class H 261,229
190,700 Changjiang Securities Company,
Ltd. 168,565
573,000 China Construction Bank
Corporation, Class H 470,678
68,000 China Life Insurance Company,
Ltd. 124,277
421,200 China Southern Airlines Company,
Ltd.
a
325,346
326,000 China Tower Corporation, Ltd.
b
472,204
787,700 China United Network
Communications, Ltd. 577,137
4,500 CITIC Securities Company, Ltd.,
Class A 15,510
18,500 CITIC Securities Company, Ltd.,
Class H 45,723
499,000 CRRC Corporation, Ltd. 307,958
94,300 Gree Electric Appliances, Inc. of
Zhuhai 591,714
10,200 Guotai Haitong Securities
Company, Ltd. 24,240
99,600 Haier Smart Home Company, Ltd.,
Class H 289,042
500 Huatai Securities Company, Ltd.,
Class A 1,106
97,600 Huatai Securities Company, Ltd.,
Class H
b
144,643
249,700 Huaxia Bank Company, Ltd. 250,126
27,900 Industrial and Commercial Bank of
China, Ltd., Class A 26,924
291,000 Industrial and Commercial Bank of
China, Ltd., Class H 199,338
90,800 Inner Mongolia Yili Industrial Group
Company, Ltd. 372,056
Shares Common Stock  88.8% Value
China  1.1%  - continued
21,400 Legend Holdings Corporation
a,b
$ 21,243
330,000 Lenovo Group, Ltd. 381,671
1,200 Midea Group Company, Ltd. 12,166
65,900 New China Life Insurance
Company, Ltd. 240,661
880,000 People's Insurance Company
(Group) of China, Ltd., Class H 520,799
38,000 PICC Property and Casualty
Company, Ltd. 69,975
4,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 34,239
142,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 852,868
282,800 SAIC Motor Corporation, Ltd. 633,274
67,400 SDIC Capital Company, Ltd. 63,499
92,100 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 125,949
232,000 Sinopharm Group Company, Ltd. 546,766
61,600 Suzhou Dongshan Precision
Manufacturing Company, Ltd. 219,211
87,000 Tong Ren Tang Technologies
Company, Ltd. 53,076
36,600 Universal Scientific Industrial
Shanghai Company, Ltd. 69,899
18,100 WuXi AppTec Company, Ltd., Class
H
b
139,888
21,000 Xinhua Winshare Publishing and
Media Company, Ltd. 30,399
3,500 ZTE Corporation, Class A 15,453
34,600 ZTE Corporation, Class H 102,144
Total 9,357,270
Colombia  0.1%
1,199 Bancolombia SA 14,216
10,585 Bancolombia SA ADR 426,787
Total 441,003
Cyprus  <0.1%
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  <0.1%
39 Philip Morris CR 31,550
Total 31,550
Denmark  1.7%
213 A.P. Moller - Maersk AS, Class A 364,030
2,422 A.P. Moller - Maersk AS, Class B 4,170,408
10,115 ALK-Abello AS
a
235,786
1,639 ChemoMetec AS 118,087
966 DFDS AS
a
13,434
6,043 H Lundbeck AS, Class A 24,959
45,361 H Lundbeck AS, Class B 217,075
3,971 NKT AS
a
323,326
109,099 Novo Nordisk AS 7,294,530
3,390 Pandora AS 504,645
4,092 Per Aarsleff Holding AS 329,698
1,416 Royal Unibrew AS 112,502
9,863 Scandinavian Tobacco Group AS
b
143,562
3,359 Sydbank AS 215,112
Total 14,067,154

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
Egypt  <0.1%
8,510 Commercial International Bank
Egypt SAE GDR $ 13,286
Total 13,286
Finland  0.5%
195,097 Fortum Oyj 3,271,101
3,535 Huhtamaki Oyj 130,151
4,179 Kalmar Oyj 132,395
8,424 Kemira Oyj 173,821
17,494 Kojamo Oyj
a
203,629
891 Konecranes Oyj 59,695
Total 3,970,792
France  7.6%
28,580 Air Liquide SA 5,872,563
86,334 BNP Paribas SA 7,315,030
42,292 Compagnie de Saint-Gobain SA 4,597,899
77,550 Compagnie Generale des
Etablissements Michelin SCA 2,835,670
437,129 Credit Agricole SA 8,199,043
42,615 Danone SA 3,666,865
405,597 Engie SA 8,383,005
1,928 FDJ UNITED
b
68,722
16,700 FORVIA SE 129,003
1,063 Hermes International SCA 2,923,438
3,698 ICADE 87,845
10,966 Ipsos SA 519,181
13,792 Legrand SA 1,515,737
4,106 LVMH Moet Hennessy Louis Vuitton
SE 2,274,432
9,684 Renault SA 514,328
17,628 Safran SA 4,691,153
33,437 Schneider Electric SE 7,812,409
919 Sopra Steria Group 188,431
3,766 SPIE SA 184,581
8,783 Technip Energies NV 299,712
6,019 Valeo SE 59,776
2,701 Wendel SA 265,579
Total 62,404,402
Germany  7.7%
14,607 Adidas AG 3,360,946
33,162 Allianz SE 13,715,021
1,739 Dermapharm Holding SE 75,969
66,080 Deutsche Bank AG 1,732,639
34,376 Deutsche Boerse AG 11,072,292
183,430 Deutsche Telekom AG 6,588,347
516 Deutz AG 4,007
2,685 Duerr AG 63,564
77,805 E.ON SE 1,360,776
868 Eckert & Ziegler SE 59,334
1,259 Freenet AG 52,353
16,046 Fresenius Medical Care AG 816,349
1,275 FUCHS SE 63,932
17,581 Heidelberg Materials AG 3,514,675
370 HENSOLDT AG 28,663
1,250 Hornbach Holding AG & Company
KGaA 140,734
824 IONOS Group SE
a
27,488
2,770 Jenoptik AG 55,302
7,018 Jungheinrich AG 255,054
771 KION Group AG 32,811
3,135 LANXESS AG 94,125
1,670 LEG Immobilien SE 141,565
Shares Common Stock  88.8% Value
Germany  7.7%  - continued
509 RENK Group AG $ 30,664
2,786 Rheinmetall AG 4,744,702
8,124 SAF-Holland SE 147,403
38,797 SAP SE 11,351,554
7,292 Siemens AG 1,679,064
19,220 Siemens Energy AG
a
1,483,469
3,102 Stabilus SE 86,044
2,585 SUSS MicroTec SE 99,538
16,107 TAG Immobilien AG
a
262,237
8,572 ThyssenKrupp AG 98,306
18,176 TUI AG
a
139,855
537 Vossloh AG 42,425
1,363 Wacker Neuson SE 36,652
Total 63,457,859
Greece  <0.1%
9,945 HELLENiQ ENERGY Holdings SA 85,901
5,058 OPAP SA 112,385
Total 198,286
Hong Kong  1.2%
67,000 China Overseas Grand Oceans
Group, Ltd. 14,841
53,500 China Resources Pharmaceutical
Group, Ltd.
b
33,770
87,600 China Taiping Insurance Holdings
Company, Ltd. 121,305
694,500 CK Hutchison Holdings, Ltd. 3,916,341
320,000 Henderson Land Development
Company, Ltd. 907,501
46,000 Hysan Development Company, Ltd. 74,984
510,800 Link REIT 2,391,492
153,500 Sun Hung Kai Properties, Ltd. 1,456,165
188,000 United Laboratories International
Holdings, Ltd. 336,908
20,900 VTech Holdings, Ltd. 140,410
204,000 Yuexiu Property Company, Ltd. 123,121
Total 9,516,838
Hungary  0.1%
30,584 MOL Hungarian Oil & Gas plc 258,976
5,667 OTP Bank Nyrt 418,611
8,475 Richter Gedeon Nyrt 257,035
Total 934,622
India  1.7%
13,496 Adani Power, Ltd.
a
84,802
3,902 Bajaj Auto, Ltd. 370,718
164,934 Bharat Petroleum Corporation, Ltd. 604,446
54,766 Bharti Airtel, Ltd. 1,208,042
69,091 Chambal Fertilisers and Chemicals,
Ltd. 566,474
45,895 Cipla, Ltd. 842,207
551 CRISIL, Ltd. 29,040
3,144 Cummins India, Ltd. 107,948
2,141 Eicher Motors, Ltd. 140,988
348 GE Vernova T&D India, Ltd. 6,442
11,597 HCL Technologies, Ltd. 215,100
16,549 HDFC Asset Management
Company, Ltd.
b
857,614
40,744 HDFC Bank, Ltd. 925,458
16,056 Hero MotoCorp, Ltd. 727,462
88,745 Hindalco Industries, Ltd. 655,911

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
India  1.7%  - continued
3,915 Hindustan Aeronautics, Ltd. $ 207,607
57,415 Hindustan Petroleum Corporation,
Ltd. 256,955
35,086 ICICI Bank, Ltd. ADR 1,177,486
13,611 Infosys, Ltd. ADR 239,554
3,744 InterGlobe Aviation, Ltd.
a,b
233,294
22,820 Jindal Saw, Ltd. 67,145
12,270 LT Foods, Ltd. 50,375
5,918 Lupin, Ltd. 147,163
5,458 Mahindra & Mahindra, Ltd. 189,104
2,816 Maruti Suzuki India, Ltd. 408,190
84 MRF, Ltd. 133,678
13,698 Oberoi Realty, Ltd. 265,915
1,336 Oil & Natural Gas Corporation, Ltd. 3,866
4,167 Orient Cement, Ltd. 17,237
659 Page Industries, Ltd. 355,287
4,209 Persistent Systems, Ltd. 264,892
1,474 Pidilite Industries, Ltd. 52,990
9,296 Power Finance Corporation, Ltd. 44,968
34,581 Reliance Industries, Ltd. 574,194
21,310 Tata Consultancy Services, Ltd. 869,872
50,299 Tech Mahindra, Ltd. 894,646
1,482 UltraTech Cement, Ltd. 204,224
6,523 United Spirits, Ltd. 120,623
21,659 Wipro, Ltd. ADR 61,945
12,408 Zydus Lifesciences, Ltd. 130,634
Total 14,314,496
Indonesia  0.1%
1,430,700 Bank Central Asia Tbk PT 760,690
Total 760,690
Ireland  0.2%
204,401 AIB Group plc 1,373,790
Total 1,373,790
Israel  1.0%
13,680 Bank Hapoalim BM 200,666
86,411 Bank Leumi Le-Israel BM 1,227,126
155 Camtek, Ltd./Israel
a
10,293
19,780 Check Point Software Technologies,
Ltd.
a
4,342,897
2,742 Clal Insurance Enterprises
Holdings, Ltd. 75,235
1,298 Delek Group, Ltd. 207,076
597 FIBI Holdings, Ltd. 34,574
373 First International Bank of Israel,
Ltd. 20,487
681 Hilan, Ltd. 43,479
718 Israel Corporation, Ltd. 226,022
6,397 Ituran Location and Control, Ltd. 229,908
2,024 Nova, Ltd.
a
390,780
1,455 Oddity Tech, Ltd.
a
89,395
220,767 Oil Refineries, Ltd. 55,429
4,494 One Software Technologies, Ltd. 84,901
23,853 Plus500, Ltd. 977,784
7,086 Shufersal, Ltd. 66,346
7,474 Tower Semiconductor, Ltd.
a
273,165
1,358 ZIM Integrated Shipping Services,
Ltd. 20,845
Total 8,576,408
Shares Common Stock  88.8% Value
Italy  2.8%
13,482 ACEA SPA $ 316,728
5,039 Arnoldo Mondadori Editore SPA 12,245
8,571 Azimut Holding SPA 238,181
4,776 Banca IFIS SPA 119,668
873,605 Banca Monte dei Paschi di Siena
SPA 7,387,878
18,444 Banca Popolare di Sondrio SPA 231,119
1,872 Brunello Cucinelli SPA 211,348
38,448 Buzzi SPA 2,014,790
46,046 Enel SPA 399,171
145,889 Eni SPA 2,089,353
423,924 Italgas SPA 3,482,966
36,063 Leonardo SPA 1,874,853
73,938 OVS SPA
b
266,862
209,320 Pirelli & C. SPA
b
1,294,119
54,821 Recordati SPA 3,234,894
357 Reply SPA 63,735
Total 23,237,910
Japan  18.5%
44,000 Advantest Corporation 1,840,782
4,700 Ain Holdings, Inc. 181,159
1,300 Alfresa Holdings Corporation 19,625
130,900 Amada Company, Ltd. 1,310,705
4,400 Anycolor, Inc. 113,449
16,000 Arcs Company, Ltd. 321,900
5,700 Artience Company, Ltd. 117,629
2,100 Autobacs Seven Company, Ltd. 21,793
3,400 BayCurrent, Inc. 183,204
2,200 BIPROGY, Inc. 71,848
2,700 BML, Inc. 56,317
4,900 Canon Electronics, Inc. 79,857
6,300 Central Glass Company, Ltd. 131,809
4,400 Chudenko Corporation 108,196
13,300 COMSYS Holdings Corporation 294,782
3,500 Concordia Financial Group, Ltd. 22,638
4,100 Cover Corporation
a
62,862
154,500 Dai Nippon Printing Company, Ltd. 2,153,535
57,600 Dai-ichi Mutual Life Insurance
Company, Ltd. 415,898
8,200 Daiichi Sankyo Company, Ltd. 209,761
99 Daiwa House REIT Investment
Corporation 165,822
310,000 Daiwa Securities Group, Inc. 2,038,537
5,000 DISCO Corporation 967,398
5,000 Doshisha Company, Ltd. 78,363
19,500 Doutor Nichires Holdings
Company, Ltd. 365,246
7,700 DTS Corporation 219,002
1,200 Ebara Corporation 18,026
26,300 Eneos Holdings, Inc. 126,614
3,200 F.C.C. Company, Ltd. 65,658
3,000 Fast Retailing Company, Ltd. 986,835
7,000 Ferrotec Holdings Corporation 120,851
5,500 Financial Partners Group Company,
Ltd. 86,796
18,600 FUJIFILM Holdings NPV 380,973
8,300 Fujitsu, Ltd. 184,388
4,500 Fuyo General Lease Company, Ltd. 125,570
5,700 Glory, Ltd. 100,364
12,000 GREE Holdings, Inc. 45,059
13,000 Gunze, Ltd. 233,745
35,100 Hachijuni Bank, Ltd. 264,935
2,700 Hanwa Company, Ltd. 89,518
18,400 Haseko Corporation 262,800

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
Japan  18.5%  - continued
38,300 Heiwa Corporation $ 596,171
127,800 Hitachi, Ltd. 3,158,643
352,600 Honda Motor Company, Ltd. 3,587,614
14 Hoshino Resorts REIT, Inc. 21,537
25,000 Hoya Corporation 2,941,655
10,100 Hyakugo Bank, Ltd. 48,960
800 IHI Corporation 62,666
4,300 Iida Group Holdings Company, Ltd. 68,064
49,700 Inaba Denki Sangyo Company, Ltd. 1,309,257
21,900 INFRONEER Holdings, Inc. 186,792
24,400 ITOCHU Corporation 1,247,888
3,500 Itochu Enex Company, Ltd. 37,775
1,400 Jaccs Company, Ltd. 37,079
281,800 Japan Post Holdings Company,
Ltd. 2,739,171
20,200 Japan Post Insurance Company,
Ltd. 406,084
142,900 Japan Tobacco, Inc. 4,402,470
4,300 Juroku Financial Group, Inc. 145,457
1,400 Kakaku.com, Inc. 24,760
1,100 Kaken Pharmaceutical Company,
Ltd. 31,319
13,400 Kamigumi Company, Ltd. 328,026
11,000 Kanematsu Corporation 191,032
700 Kawasaki Heavy Industries, Ltd. 41,756
102,600 Kawasaki Kisen Kaisha, Ltd. 1,407,089
94,900 KDDI Corporation 1,681,972
162 KDX Realty Investment Corporation 168,702
15,300 Keiyo Bank, Ltd. 89,167
6,100 Keyence Corporation 2,550,359
2,500 Kokusai Electric Corporation 46,163
8,900 Kokuyo Company, Ltd. 182,382
6,500 Komatsu, Ltd. 187,977
9,700 Kumagai Gumi Company, Ltd. 289,064
2,100 Kuraray Company, Ltd. 24,531
258,800 Kyocera Corporation 3,067,228
49,500 Kyoei Steel, Ltd. 697,719
3,000 KYORIN Pharmaceutical Company,
Ltd. 31,018
18,400 Lintec Corporation 351,969
1,000 Maruha Nichiro Corporation 22,849
10,700 Maruichi Steel Tube, Ltd. 252,776
200 Maruwa Company, Ltd./Aichi 41,125
15,500 Matsui Securities Company, Ltd. 79,929
2,700 Mazda Motor Corporation 16,143
23,400 Medipal Holdings Corporation 396,529
33,500 MEITEC Group Holdings, Inc. 687,607
21,100 MIRAIT ONE Corporation 331,819
1,100 Mitsubishi Chemical Group
Corporation 5,348
233,300 Mitsubishi Corporation 4,429,570
17,500 Mitsubishi Electric Corporation 338,545
21,800 Mitsubishi Gas Chemical Company,
Inc. 332,155
367,000 Mitsubishi HC Capital, Inc. 2,596,210
68,200 Mitsubishi Heavy Industries, Ltd. 1,344,416
36,000 Mitsubishi Logistics Corporation 248,450
7,000 Mitsubishi Research Institute, Inc. 219,809
6,900 Mitsubishi Shokuhin Company, Ltd. 258,313
516,600 Mitsubishi UFJ Financial Group,
Inc. 6,508,710
85,500 Mitsui & Company, Ltd. 1,728,906
1,900 Mitsui DM Sugar Company, Ltd. 45,508
152,000 Mizuho Financial Group, Inc. 3,800,400
3,700 Mizuho Leasing Company, Ltd. 27,262
Shares Common Stock  88.8% Value
Japan  18.5%  - continued
36,100 MS and AD Insurance Group
Holdings, Inc. $ 820,546
136,900 Murata Manufacturing Company,
Ltd. 1,950,354
2,400 Nagase & Company, Ltd. 42,273
2,200 Nanto Bank, Ltd. 60,254
116,600 NEC Corporation 2,838,374
25,200 Nintendo Company, Ltd. 2,092,104
9,000 Nippon Electric Glass Company,
Ltd. 205,927
2,600 Nippon Express Holdings, Inc. 46,431
51 Nippon REIT Investment
Corporation 29,767
4,360,200 Nippon Telegraph and Telephone
Corporation 4,557,618
26,300 Nippon Television Holdings, Inc. 609,055
33,300 Nippon Yusen Kabushiki Kaisha 1,088,008
4,200 Nishimatsu Construction Company,
Ltd. 156,271
781,900 Nissan Motor Company, Ltd.
a
1,861,415
4,300 Nisshin Oillio Group, Ltd. 148,433
900 Nitta Corporation 23,136
700 Nitto Denko Corporation 12,304
23,600 Nitto Kogyo Corporation 495,433
700 Noevir Holdings Company, Ltd. 20,238
71,000 Nomura Holdings, Inc. 395,723
31,000 Nomura Real Estate Holdings, Inc. 184,371
2,000 Noritsu Koki Company, Ltd. 63,154
23,000 NS Solutions Corporation 545,670
13,500 NSD Company, Ltd. 317,823
95,000 NTT Data Group Corporation 1,886,738
1,700 OBIC Business Consultants
Company, Ltd. 81,722
1,300 Ogaki Kyoritsu Bank, Ltd. 21,097
13,700 Ohsho Food Service Corporation 309,905
6,200 Okamura Corporation 86,088
142,500 Ono Pharmaceutical Company, Ltd. 1,640,308
32,100 Otsuka Corporation 711,948
1,000 PAL GROUP Holdings Company,
Ltd. 27,515
5,200 PeptiDream, Inc.
a
70,788
3,100 Plus Alpha Consulting Company,
Ltd. 36,072
5,000 Raito Kogyo Company, Ltd. 92,998
1,400 RAIZNEXT Corporation 14,626
6,900 Rakuten Bank, Ltd.
a
290,198
67,116 Recruit Holdings Company, Ltd. 3,719,253
7,100 Renesas Electronics Corporation 83,320
2,200 Resona Holdings, Inc. 17,648
89,000 Rohm Company, Ltd. 810,344
900 Rohto Pharmaceutical Company,
Ltd. 15,054
5,200 Rorze Corporation 52,337
1,100 Sanki Engineering Company, Ltd. 28,106
16,600 Sankyo Company, Ltd. 252,661
3,200 Sankyu, Inc. 140,051
25,200 Sanrio Company, Ltd. 1,004,125
8,600 Sanyo Chemical Industries, Ltd. 216,660
2,700 SBI Sumishin Net Bank, Ltd. 78,787
300 SCREEN Holdings Company, Ltd. 19,949
46,500 SCSK Corporation 1,216,227
57,800 Secom Company, Ltd. 2,125,331
4,600 Sega Sammy Holdings, Inc. 96,547
5,000 Seiko Epson Corporation 69,366
136,100 Sekisui House, Ltd. 3,128,966

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
Japan  18.5%  - continued
30,700 Shin-Etsu Chemical Company, Ltd. $ 934,247
5,200 ShinMaywa Industries, Ltd. 49,000
8,000 Ship Healthcare Holdings, Inc. 116,060
19,600 Shizuoka Financial Group, Inc. 217,806
27,900 SKY Perfect JSAT Holdings, Inc. 225,547
4,500 Socionext, Inc. 48,400
22,500 SoftBank Group Corporation 1,137,817
9,600 Sohgo Security Services Company,
Ltd. 75,875
33,500 Sojitz Corporation 792,538
289,200 Sony Group Corporation 7,629,905
565 Star Asia Investment Corporation 216,513
3,900 Starts Corporation, Inc. 106,073
3,500 Sumco Corporation 24,136
126,500 Sumitomo Corporation 3,088,673
126,600 Sumitomo Mitsui Financial Group,
Inc. 3,020,323
6,200 Sumitomo Mitsui Trust Group, Inc. 153,380
8,500 Suzuken Company, Ltd./Aichi
Japan 307,085
76,500 Systena Corporation 200,101
19,000 Taiyo Holdings Company, Ltd. 703,456
7,100 Taiyo Yuden Company, Ltd. 107,084
9,000 Takamatsu Construction Group
Company, Ltd. 182,314
161,200 Takeda Pharmaceutical Company,
Ltd. 4,876,079
58,900 Terumo Corporation 1,127,389
1,500 THK Company, Ltd. 36,953
43,200 Toagosei Company, Ltd. 406,443
4,000 Toho Holdings Company, Ltd. 130,766
9,600 Tohoku Electric Power Company,
Inc. 68,991
3,000 Tokai Corporation/Gifu 44,124
74,300 Tokai Tokyo Financial Holdings, Inc. 245,402
46,400 Tokio Marine Holdings, Inc. 1,859,822
16,100 Tokyo Electron, Ltd. 2,397,264
600 Tokyo Seimitsu Company, Ltd. 33,482
2,000 Tokyo Tatemono Company, Ltd. 35,857
22,000 Tokyu Construction Company, Ltd. 127,731
8,400 Tokyu Fudosan Holdings
Corporation 58,832
700 TOMY Company, Ltd. 15,412
79,600 TOPPAN Holdings, Inc. 2,234,576
6,100 Totetsu Kogyo Company, Ltd. 134,613
1,300 Toyo Suisan Kaisha, Ltd. 84,039
426,000 Toyota Motor Corporation 8,136,353
3,400 Trial Holdings, Inc. 54,018
74,000 Tsubakimoto Chain Company 898,976
64,700 TV Asahi Holdings Corporation 1,176,818
13,600 UBE Corporation 199,532
10,300 USS Company, Ltd. 102,668
3,100 UT Group Company, Ltd. 43,575
4,200 Valor Holdings Company, Ltd. 73,486
111,200 Yamada Holdings Company, Ltd. 358,373
11,700 Yokogawa Bridge Holdings
Corporation 214,355
13,000 Yuasa Trading Company, Ltd. 397,835
8,400 Yurtec Corporation 108,468
1,100 Zeria Pharmaceutical Company,
Ltd. 18,038
Total 152,692,164
Jersey  0.1%
119,608 Man Group plc 261,062
Shares Common Stock  88.8% Value
Jersey  0.1%  - continued
99,411 TP ICAP Group plc $ 341,370
Total 602,432
Kuwait  <0.1%
13,078 HumanSoft Holding Company
KSCC 101,285
31,420 Kuwait Finance House KSCP 74,196
67,150 National Bank of Kuwait KSC 208,831
Total 384,312
Luxembourg  0.3%
108,690 Aroundtown SA
a
324,723
26,410 Grand City Properties SA
a
315,209
2,537 Spotify Technology SA
a
1,557,667
Total 2,197,599
Malaysia  <0.1%
35,600 Hong Leong Bank Bhd 165,010
19,800 RHB Bank Bhd 30,541
202,600 Sime Darby Property Bhd 58,191
53,107 Sports Toto Bhd 16,940
Total 270,682
Mexico  0.1%
2,800 Arca Continental SAB de CV 29,489
2,658 Cemex SAB de CV ADR 16,400
4,247 Coca-Cola FEMSA SAB de CV ADR 399,770
100 Grupo Carso SAB de CV 695
8,430 Grupo Financiero Banorte SAB de
CV ADR 72,283
21,100 Grupo Mexico SAB de CV 109,489
667 Grupo Televisa SAB ADR 1,214
34,700 Megacable Holdings SAB de CV 84,403
Total 713,743
Netherlands  4.0%
4,797 Aalberts NV 159,292
4,797 Aalberts NV, DRIP
a,c
1
18,602 Airbus SE 3,156,581
359 ASM International NV 175,474
11,986 ASML Holding NV 8,023,926
16,577 Cementir Holding NV 271,790
363 COSMO Pharmaceuticals NV 21,052
2,859 Euronext NV
b
477,873
2,997 Ferrari NV 1,371,967
291,649 Koninklijke Ahold Delhaize NV 11,974,827
29,022 Koninklijke Vopak NV 1,200,079
266,515 MFE-MediaForEurope NV 969,390
36,787 NN Group NV 2,255,792
17,803 Prosus NV 834,686
42,683 SBM Offshore NV 897,370
33,874 SBM Offshore NV, DRIP
a,c
4
5,342 Wereldhave NV
a
100,899
8,228 Wolters Kluwer NV 1,452,727
Total 33,343,730
New Zealand  <0.1%
59,251 Contact Energy, Ltd. 312,134
2,772 EBOS Group, Ltd. 60,264
3,687 Neuren Pharmaceuticals, Ltd.
a
27,493
Total 399,891

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
Norway  0.7%
144,508 DNB Bank ASA $ 3,612,428
50,106 DNO International ASA 57,147
2,386 Equinor ASA 54,009
26,669 Europris ASA
b
197,733
9,874 Kongsberg Gruppen ASA 1,590,789
2,561 Nordic Semiconductor ASA
a
25,680
1,223 Sparebank 1 Oestlandet 20,367
4,471 SpareBank 1 SMN 81,139
Total 5,639,292
Philippines  <0.1%
18,980 Bank of the Philippine Islands 47,589
Total 47,589
Poland  0.1%
6,965 Asseco Poland SA 287,602
2,009 Bank Polska Kasa Opieki SA
a
100,695
4,258 Orlen SA 76,892
15,718 Powszechna Kasa Oszczednosci
Bank Polski SA 302,193
24,111 Powszechny Zaklad Ubezpieczen
SA 376,151
Total 1,143,533
Portugal  0.1%
54,902 CTT-Correios de Portugal SA 483,260
48,664 REN - Redes Energeticas
Nacionais SGPS SA 159,724
53,056 Sonae SGPS SA 67,378
Total 710,362
Qatar  <0.1%
51,358 Commercial Bank PSQC 60,719
39,231 Doha Bank QPSC 25,441
9,983 Gulf Warehousing Company 8,077
1 Ooredoo QPSC 4
6,461 Qatar Islamic Bank QPSC 37,460
36,258 Qatar National Bank QPSC 166,298
Total 297,999
Russian Federation  <0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
c,d
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c
0
3,610 Polyus PJSC
a,c,d
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
c,d
0
9,280 Sovcomflot OAO
c,d
0
35,587 Surgutneftegas PAO ADR
a,c
4
Total 14
Saudi Arabia  0.3%
25,649 Al Rajhi Bank 666,309
70,209 Arab National Bank 402,714
433 Arabian Internet & Communications
Services Company 33,133
1,818 Eastern Province Cement Company 16,292
2,567 Riyad Bank 21,073
2,847 Riyadh Cement Company 25,768
33,115 Saudi Arabian Oil Company
b
223,891
Shares Common Stock  88.8% Value
Saudi Arabia  0.3%  - continued
12,095 Saudi National Bank $ 115,242
47,407 Saudi Telecom Company 601,868
2,151 Theeb Rent A Car Company 38,316
Total 2,144,606
Singapore  1.4%
78,500 CapitaLand China Trust 41,445
48,000 City Developments, Ltd. 182,762
584,000 ComfortDelGro Corporation, Ltd. 685,136
152,160 DBS Group Holdings, Ltd. 4,943,559
4,922 Kenon Holdings, Ltd. 151,552
250,600 Singapore Exchange, Ltd. 2,756,816
127,400 Singapore Technologies
Engineering, Ltd. 723,408
23,000 United Overseas Land, Ltd. 101,745
10,600 Venture Corporation, Ltd. 94,096
854,200 Yangzijiang Shipbuilding Holdings,
Ltd.
a
1,463,213
Total 11,143,732
South Africa  0.2%
26,145 Absa Group, Ltd. 241,290
29,706 AECI, Ltd. 163,927
1,098 Anglo American Platinum, Ltd. 37,600
87 Capitec Bank Holdings, Ltd. 16,148
4,336 Coronation Fund Managers, Ltd. 8,896
31,456 DataTec, Ltd. 97,904
20,718 FirstRand, Ltd. 81,118
4,307 Gold Fields, Ltd. ADR 97,080
18,221 Harmony Gold Mining Company,
Ltd. ADR 289,896
3,217 Kumba Iron Ore, Ltd. 55,948
1,124 Naspers, Ltd. 295,547
8,304 Nedbank Group, Ltd. 113,146
98,341 Pepkor Holdings, Ltd.
b
142,360
29,434 Standard Bank Group 367,576
4,086 Vodacom Group 30,233
Total 2,038,669
South Korea  0.6%
1,114 Caregen Company, Ltd. 18,661
731 CJ Corporation 63,900
3,063 Green Cross Holdings Corporation 30,149
8,955 GS Holdings Corporation 243,497
2,618 HD Hyundai Company, Ltd. 144,789
3,964 Kangwon Land, Inc. 45,250
3,059 KEPCO Plant Service &
Engineering Company, Ltd. 94,499
8,380 KT&G Corporation 676,386
6,314 LG Uplus Corporation 53,313
369 PharmaResearch Company, Ltd. 97,737
917 Samsung Biologics Company,
Ltd.
a,b
678,643
2,952 Samsung C&T Corporation 254,047
37,663 Samsung Electronics Company,
Ltd. 1,469,517
5,215 SD Biosensor, Inc. 34,481
2,222 SK Hynix, Inc. 277,246
6,991 SK Telecom Company, Ltd. 267,103
85 SK, Inc. 7,911
5,306 Yuhan Corporation 425,213
Total 4,882,342

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
Spain  1.8%
271 Acciona SA $ 39,491
722 Aena SME SA
b
181,378
438,296 Banco Bilbao Vizcaya Argentaria
SA 6,015,189
776,173 Banco Santander SA 5,464,921
22,086 Industria de Diseno Textil SA 1,187,673
2,605 Laboratorios Farmaceuticos ROVI
SA 152,718
4,443 Let's GOWEX SA
a,c,e
0
47,145 Logista Integral SA 1,611,806
5,474 Melia Hotels International SA 39,737
51,399 Unicaja Banco SA
b
97,969
1,138 Vidrala SA 124,040
Total 14,914,922
Supranational  <0.1%
45 Unibail-Rodamco-Westfield 3,809
Total 3,809
Sweden  3.0%
7,325 AAK AB 191,562
41,419 AB Industrivarden, Class A 1,455,550
46,292 AcadeMedia AB
b
380,922
9,158 Alfa Laval AB 379,836
4,123 Alleima AB 32,416
37,826 Arjo AB 126,719
111,374 Assa Abloy AB 3,380,645
322,220 Atlas Copco AB, Class A 4,987,546
21,741 Atlas Copco AB, Class B 301,889
21,547 Attendo AB
a,b
146,680
28,367 Betsson AB 496,113
9,514 Billerud AB 100,392
740 Boliden AB
a
22,674
1,609 Catena AB 75,746
6,062 Cibus Nordic Real Estate AB publ 104,770
17,295 Cloetta AB 50,315
24,088 Dios Fastigheter AB 167,273
5,362 Fabege AB 45,740
125,800 Granges AB 1,571,322
89,822 Hexpol AB 781,044
274,055 Investor AB, Class B 8,119,829
1,303 INVISIO AB 52,368
6,973 Inwido AB 147,777
5,744 NCC AB 106,939
10,598 Nyfosa AB
a
99,483
8,275 Peab AB 68,832
107,144 SSAB AB, Class A 677,026
64,074 SSAB AB, Class B 398,277
8,316 Svolder AB 49,210
1,832 Sweco AB 32,229
13,091 Wihlborgs Fastigheter AB 135,784
Total 24,686,908
Switzerland  9.2%
167,978 ABB, Ltd. 8,871,043
2,414 Accelleron Industries AG 129,594
466 Burckhardt Compression Holding
AG 316,829
9,966 Compagnie Financiere Richemont
SA 1,761,044
1,459 DKSH Holding AG 107,484
2,041 Givaudan SA 9,846,522
67,812 Holcim AG 7,577,854
1,115 Huber+Suhner AG 98,112
Shares Common Stock  88.8% Value
Switzerland  9.2%  - continued
2,560 INFICON Holding AG $ 271,636
603 Kardex Holding AG 151,910
47,696 Nestle SA 5,076,638
151,440 Novartis AG 17,272,839
7,846 PSP Swiss Property AG 1,397,142
49,621 Roche Holding AG, Participation
Certificates 16,225,398
4,020 Siegfried Holding AG 478,608
3,818 Swiss Prime Site AG 538,361
181,175 UBS Group AG 5,499,634
579 Zurich Insurance Group AG 410,668
Total 76,031,316
Taiwan  1.7%
6,000 Acter Group Corporation, Ltd. 75,529
25,000 Arcadyan Technology Corporation 185,000
435,000 Asia Cement Corporation 612,717
7,000 Asustek Computer, Inc. 128,008
147,000 Cheng Shin Rubber Industry
Company, Ltd. 227,044
74,000 Chipbond Technology Corporation 147,136
1,302 Chunghwa Telecom Company, Ltd.
ADR 52,653
152,000 Compal Electronics, Inc. 130,974
68,000 Delta Electronics, Inc. 712,518
8,000 Dynapack International Technology
Corporation
a
43,503
53,000 Far Eastern New Century
Corporation 54,540
35,000 Far EasTone Telecommunications
Company, Ltd. 93,855
67,000 Feng Hsin Steel Company, Ltd. 126,047
2,000 Fusheng Precision Company, Ltd. 22,309
111,000 Hon Hai Precision Industry
Company, Ltd. 494,538
66,000 Lite-On Technology Corporation 199,599
25,000 MediaTek, Inc. 1,062,328
208,000 Pegatron Corporation 528,481
106,000 Pou Chen Corporation 109,156
6,000 Quanta Computer, Inc.
a
45,076
123,000 Synnex Technology International
Corporation 272,880
16,000 Systex Corporation 60,460
291,449 Taichung Commercial Bank
Company, Ltd. 180,757
93,000 Taiwan Mobile Company, Ltd. 330,197
4,000 Taiwan Secom Company, Ltd. 14,354
248,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,044,537
34,762 Topco Scientific Company, Ltd. 267,030
196,000 Uni-President Enterprises
Corporation 471,020
21,000 Wah Lee Industrial Corporation 62,516
23,550 Yuanta Financial Holding Company,
Ltd. 23,073
Total 13,777,835
Thailand  0.3%
79,500 Advanced Info Service pcl NVDR 701,244
169,000 Cal-Comp Electronics Thailand pcl
ADR 30,220
290,900 Charoen Pokphand Foods pcl
NVDR 230,417
159,700 Kasikornbank pcl NVDR 762,645

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  88.8% Value
Thailand  0.3%  - continued
488,300 Krung Thai Bank pcl NVDR $ 318,644
64,700 SCB X pcl NVDR 230,544
100 Tisco Financial Group pcl
c
294
116,400 True Corporation pcl ADR
a
42,141
Total 2,316,149
Turkey  0.1%
294,872 Dogan Sirketler Grubu Holding AS 119,788
48,026 Turk Hava Yollari Anonim Ortakligi
a
356,349
Total 476,137
United Arab Emirates  0.2%
10,225 Abu Dhabi Commercial Bank PJSC 32,402
108,890 Abu Dhabi National Oil Company
for Distribution PJSC 99,925
213,409 Dubai Islamic Bank PJSC 439,685
157,489 Emaar Properties PJSC 562,748
77,230 Emirates NBD Bank PJSC 432,216
42,662 First Abu Dhabi Bank PJSC 174,556
Total 1,741,532
United Kingdom  11.8%
66,953 Aderdeen Group plc 132,232
2,609 AngloGold Ashanti plc 108,618
63,173 AstraZeneca plc 9,050,545
600,598 Auto Trader Group plc
b
6,747,598
25,394 BAE Systems plc 588,697
53,015 Balfour Beatty plc 324,258
1,437,026 Barclays plc 5,724,571
16,852 Big Yellow Group plc 226,875
26,388 Breedon Group plc 151,430
11,903 British American Tobacco plc 518,472
62,475 British Land Company plc 328,671
899,450 Centrica plc 1,925,742
158,482 Compass Group plc 5,343,167
1,674 Computacenter plc 54,143
53,570 Currys plc
a
79,393
510 Diploma plc 27,061
6,781 Dunelm Group plc 99,580
52,744 Evraz plc
a,c
7
49,109 FirstGroup plc 113,027
7,346 Future plc 69,861
1,872 Games Workshop Group plc 385,522
1,049 Greggs plc 26,115
33,898 Haleon plc 170,570
16,631 Halma plc 613,874
59,990 Harbour Energy plc 122,603
3,490 Hikma Pharmaceuticals plc 92,483
2,162 Hill & Smith plc 51,975
20,092 Howden Joinery Group plc 206,615
274,325 HSBC Holdings plc 3,057,989
36,110 IG Group Holdings plc 514,672
16,671 IMI plc 395,647
135,305 Imperial Brands plc 5,551,948
6,062 Inchcape plc 54,319
1,116 Intertek Group plc 68,539
7,938 Johnson Matthey plc 136,671
56,625 Jupiter Fund Management plc 54,636
3,315 Keller Group plc 63,125
13,591 Kier Group plc 26,424
2,488 Lion Finance Group plc 199,569
69,201 MONY Group plc 187,290
4,281 Morgan Sindall Group plc 202,359
35,021 Next plc 5,777,616
Shares Common Stock  88.8% Value
United Kingdom  11.8%  - continued
41,401 Paragon Banking Group plc $ 467,708
16,596 Playtech plc
a
168,092
26,596 QinetiQ Group plc 139,990
206,309 RELX plc 11,259,291
52,349 Rightmove plc 517,005
38,720 Rio Tinto plc 2,307,291
183,515 Rolls-Royce Holdings plc 1,857,617
36,783 Rotork plc 149,771
527,189 Shell plc 17,013,227
1,941 TBC Bank Group plc 122,757
2,165,644 Tesco plc 10,717,730
28,396 Tritax Big Box REIT plc 54,318
5,269 Unilever plc 335,475
2,458,514 Vodafone Group plc 2,415,969
52,453 Zigup plc 219,016
Total 97,319,766
Virgin Islands, British  <0.1%
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $598,603,733) 732,844,067
Shares Preferred Stock 0.2%
Brazil  0.1%
81,600 Companhia de Sanena do Parana 87,133
70,590 Petroleo Brasileiro SA 373,651
Total 460,784
Germany  <0.1%
229 Draegerwerk AG & Company KGaA 15,604
4,024 Porsche Automobil Holding SE 165,913
Total 181,517
Russian Federation  <0.1%
404,300 Surgutneftegas PAO
c,d
0
9,000 Transneft PJSC
c,d
0
Total 0
South Korea  0.1%
1,917 Hyundai Motor Company, 2nd
Preferred 205,789
3,645 Hyundai Motor Company, Preferred 384,158
9,601 Samsung Electronics Company,
Ltd. 316,935
Total 906,882
Total Preferred Stock
(cost $2,139,914) 1,549,183

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a
Shares or
Principal
Amount Short-Term Investments 10.2% Value
Federal Home Loan Bank Discount
Notes
500,000 4.200%,  5/23/2025
f,g
$ 498,649
2,400,000 4.190%,  5/28/2025
f,g
2,392,104
200,000 4.230%,  5/30/2025
f,g
199,295
100,000 4.255%,  6/4/2025
f,g
99,594
100,000 4.220%,  6/13/2025
f,g
99,489
200,000 4.200%,  6/25/2025
f,g
198,700
1,500,000 4.205%,  7/11/2025
f,g
1,487,580
100,000 4.215%,  7/16/2025
f,g
99,114
Federal Home Loan Mortgage
Corporation Discount Notes
1,100,000 4.100%,  6/10/2025
f,g
1,094,763
300,000 4.130%,  7/14/2025
f,g
297,412
Federal National Mortgage
Association Discount Notes
900,000 4.145%,  6/24/2025
f,g
894,253
100,000 4.145%,  7/21/2025
f,g
99,057
State Street Institutional U.S.
Government Money Market Fund
27,356,403 4.288%
f
27,356,403
Thrivent Core Short-Term Reserve
Fund
4,920,387 4.620% 49,203,871
Total Short-Term Investments
(cost $84,021,162) 84,020,284
Total Investments (cost
$684,764,809) 99.2% $818,413,534
Other Assets and Liabilities,
Net 0.8% 6,349,723
Total Net Assets 100.0% $824,763,257
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $15,907,297 or 1.9% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $145,988,894
Gross unrealized depreciation (14,117,959)
Net unrealized appreciation (depreciation) $131,870,935
Cost for federal income tax purposes $690,374,120

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 42,029,754 1,611,534 40,418,220 0
Consumer Discretionary 78,613,709 395,043 78,218,666 –
Consumer Staples @ 52,340,949 489,165 51,851,784 0
Energy @ 24,618,634 83,772 24,534,845 17
Financials @ 166,806,198 2,445,052 164,360,852 294
Health Care 76,495,772 – 76,495,772 –
Industrials 131,196,609 22,453 131,174,155 1
Information Technology 70,313,943 4,874,304 65,439,639 –
Materials @ 55,066,140 1,066,284 53,999,848 8
Real Estate 13,829,992 – 13,829,992 –
Utilities 21,532,367 77,152 21,455,215 –
Preferred Stock
Consumer Discretionary 755,860 – 755,860 –
Energy @ 373,651 – 373,651 0
Health Care 15,604 – 15,604 –
Information Technology 316,935 – 316,935 –
Utilities 87,133 – 87,133 –
Short-Term Investments 34,816,413 27,356,403 7,460,010 –
Subtotal Investments in Securities $769,209,663 $38,421,162 $730,788,181 $320
Other Investments  * Total
Affiliated Short-Term Investments 49,203,871
Subtotal Other Investments $49,203,871
Total Investments at Value $818,413,534
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,831,521 2,624,398 1,207,123 –
Total Asset Derivatives $3,831,521 $2,624,398 $1,207,123 $–

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Equity Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $7,460,010 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 578 June 2025 $ 40,338,863 $ 1,690,407
CME E-mini S&P 500 Index 55 June 2025 15,344,450 19,800
ICE mini MSCI EAFE Index 321 June 2025 39,131,756 908,179
ICE US mini MSCI Emerging Markets Index 47 June 2025 2,602,489 6,012
S&P/TSX 60 Index 196 June 2025 41,302,669 1,207,123
Total Futures Long Contracts $ 138,720,227 $ 3,831,521
Total Futures Contracts $ 138,720,227 $3,831,521
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for International Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,690,407
Total Foreign Exchange Contracts 1,690,407
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,141,114
Total Equity Contracts 2,141,114
Total Asset Derivatives $3,831,521
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,336,801)
Total Equity Contracts (1,336,801)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (661,207)
Total Foreign Exchange Contracts (661,207)
Total ($1,998,008)

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,690,407
Total Foreign Exchange Contracts 1,690,407
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,314,237
Total Equity Contracts 3,314,237
Total $5,004,644
The following table presents International Equity Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $71,206,883
Foreign Exchange Contracts
Futures - Long 31,897,420
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $19,344 $126,218 $96,358 $49,204 4,920 6.0%
Total Affiliated Short-Term Investments 19,344 49,204 6.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 7,066 7,066 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $19,344 $49,204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $717
Total Income/Non Cash Income from Affiliated Investments $717
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.3% Value
Communications Services  13.3%
1,064,276 Alphabet, Inc., Class C $ 171,231,366
392,086 Meta Platforms, Inc. 215,255,214
65,936 Spotify Technology SA
a
40,483,385
Total 426,969,965
Consumer Discretionary  17.8%
1,493,722 Amazon.com, Inc.
a
275,472,211
471,551 Best Buy Company, Inc. 31,447,736
254,238 DoorDash, Inc.
a
49,039,968
224,278 Expedia Group, Inc. 35,195,947
214,868 Home Depot, Inc. 77,457,765
363,588 Tesla, Inc.
a
102,589,990
Total 571,203,617
Consumer Staples  1.7%
559,474 Walmart, Inc. 54,408,846
Total 54,408,846
Energy  0.5%
194,118 ConocoPhillips 17,299,796
Total 17,299,796
Financials  7.6%
109,317 American Express Company 29,123,142
58,969 Ameriprise Financial, Inc. 27,775,578
185,340 JPMorgan Chase & Company 45,337,871
412,054 Visa, Inc. 142,364,657
Total 244,601,248
Health Care  9.3%
83,549 Amgen, Inc. 24,306,075
166,712 Danaher Corporation 33,230,703
99,724 Eli Lilly & Company 89,646,890
113,862 Intuitive Surgical, Inc.
a
58,730,020
44,065 Regeneron Pharmaceuticals, Inc. 26,384,359
75,497 UnitedHealth Group, Inc. 31,062,486
236,043 Zoetis, Inc. 36,917,125
Total 300,277,658
Industrials  6.1%
131,044 Caterpillar, Inc. 40,527,978
527,731 Fastenal Company 42,730,379
66,025 Parker-Hannifin Corporation 39,949,087
880,214 Uber Technologies, Inc.
a
71,306,136
Total 194,513,580
Information Technology  40.2%
1,259,328 Apple, Inc. 267,607,200
270,100 Applied Materials, Inc. 40,706,771
547,453 Broadcom, Inc. 105,368,279
187,164 CDW Corporation 30,051,052
451,062 Fortinet, Inc.
a
46,802,193
204,721 International Business Machines
Corporation 49,505,632
688,190 Microsoft Corporation 272,013,979
2,624,843 NVIDIA Corporation 285,897,900
312,039 Palantir Technologies, Inc.
a
36,957,899
285,334 QUALCOMM, Inc. 42,360,686
134,574 SAP SE ADR 39,321,177
Shares Common Stock  97.3% Value
Information Technology  40.2% - continued
81,385 ServiceNow, Inc.
a
$ 77,723,489
Total 1,294,316,257
Real Estate  0.8%
30,539 Equinix, Inc. 26,286,444
Total 26,286,444
Total Common Stock
(cost $2,012,552,889) 3,129,877,411
Shares or
Principal
Amount Short-Term Investments 2.7% Value
State Street Institutional U.S.
Government Money Market
Fund
85,907,700 4.288%
b
85,907,700
Total Short-Term Investments
(cost $85,907,700) 85,907,700
Total Investments (cost
$2,098,460,589) 100.0% $3,215,785,111
Other Assets and Liabilities, Net
<0.1% 934,765
Total Net Assets 100.0% $3,216,719,876
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,154,924,478
Gross unrealized depreciation (52,494,369)
Net unrealized appreciation (depreciation) $ 1,102,430,109
Cost for federal income tax purposes $ 2,113,355,002

Large Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 426,969,965 426,969,965 – –
Consumer Discretionary 571,203,617 571,203,617 – –
Consumer Staples 54,408,846 54,408,846 – –
Energy 17,299,796 17,299,796 – –
Financials 244,601,248 244,601,248 – –
Health Care 300,277,658 300,277,658 – –
Industrials 194,513,580 194,513,580 – –
Information Technology 1,294,316,257 1,294,316,257 – –
Real Estate 26,286,444 26,286,444 – –
Short-Term Investments 85,907,700 85,907,700 – –
Subtotal Investments in Securities $3,215,785,111 $3,215,785,111 $– $–
Total Investments at Value $3,215,785,111
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $78,028 $150,162 $228,190 $– – –%
Total Affiliated Short-Term Investments 78,028 – –
Total Value $78,028 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $19 ($19) $– $663
Total Income/Non Cash Income from Affiliated Investments $663
Total $19 ($19) $–

Large Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.6% Value
Communications Services  6.6%
211,109 Alphabet, Inc., Class C $ 33,965,327
805,912 Comcast Corporation 27,562,191
69,295 Meta Platforms, Inc. 38,042,955
1,168,301 Verizon Communications, Inc. 51,475,342
1,672,602 Warner Brothers Discovery, Inc.
a
14,501,459
Total 165,547,274
Consumer Discretionary  6.1%
242,782 Aptiv plc
a
13,853,141
4,713 Booking Holdings, Inc. 24,032,907
124,467 Columbia Sportswear Company 7,738,113
237,713 D.R. Horton, Inc. 30,032,660
136,072 Lowe's Companies, Inc. 30,420,256
1,030,025 Sony Group Corporation ADR
b
26,780,650
234,375 Wyndham Hotels & Resorts, Inc. 19,992,188
Total 152,849,915
Consumer Staples  4.4%
2,670,596 Coty, Inc.
a
13,486,510
204,822 J.M. Smucker Company 23,814,654
1,398,763 Kenvue, Inc. 33,010,807
551,884 Sysco Corporation 39,404,517
Total 109,716,488
Energy  7.9%
357,317 ConocoPhillips 31,844,091
579,399 Devon Energy Corporation 17,619,524
1,219,067 Enterprise Products Partners, LP 36,450,103
628,328 Exxon Mobil Corporation 66,370,287
644,086 Halliburton Company 12,765,784
123,603 Marathon Petroleum Corporation 16,984,288
227,087 Shell plc ADR 14,642,570
Total 196,676,647
Financials  20.6%
100,017 Allstate Corporation 19,842,373
314,662 American International Group, Inc. 25,651,246
1,518,779 Bank of America Corporation 60,568,906
328,548 Bank of New York Mellon
Corporation 26,418,545
150,148 Capital One Financial Corporation 27,065,678
589,937 Charles Schwab Corporation 48,020,872
120,220 Chubb, Ltd. 34,392,538
146,013 Discover Financial Services 26,672,195
13,387 First Citizens BancShares, Inc./NC 23,817,347
153,776 Intercontinental Exchange, Inc. 25,829,755
207,109 JPMorgan Chase & Company 50,663,003
1,535,066 KeyCorp 22,780,379
54,951 Marsh & McLennan Companies,
Inc. 12,389,802
355,778 MetLife, Inc. 26,814,988
1,154,383 Wells Fargo & Company 81,972,737
Total 512,900,364
Health Care  13.9%
37,480 Amgen, Inc. 10,903,681
721,818 Avantor, Inc.
a
9,376,416
181,379 BioMarin Pharmaceutical, Inc.
a
11,552,029
64,435 Cencora, Inc. 18,858,192
82,410 Cigna Group 28,022,696
232,584 Gilead Sciences, Inc. 24,779,499
370,263 Johnson & Johnson 57,875,810
143,791 Labcorp Holdings, Inc. 34,655,069
Shares Common Stock  97.6% Value
Health Care  13.9% - continued
487,908 Merck & Company, Inc. $ 41,569,762
589,415 Sanofi SA ADR 32,388,354
112,664 UnitedHealth Group, Inc. 46,354,476
277,566 Zimmer Biomet Holdings, Inc. 28,603,176
Total 344,939,160
Industrials  11.8%
511,488 Amentum Holdings, Inc.
a
11,160,668
45,472 Caterpillar, Inc. 14,063,125
2,467,905 CNH Industrial NV 28,553,661
701,042 CSX Corporation 19,678,249
765,487 Delta Air Lines, Inc. 31,867,224
504,852 Flowserve Corporation 22,834,456
97,026 General Dynamics Corporation 26,402,715
328,039 Hexcel Corporation 15,900,050
172,380 Honeywell International, Inc. 36,285,990
174,141 Jacobs Solutions, Inc. 21,558,656
127,865 JB Hunt Transport Services, Inc. 16,696,612
126,368 L3Harris Technologies, Inc. 27,803,487
208,180 United Parcel Service, Inc. 19,839,554
Total 292,644,447
Information Technology  11.8%
954,604 Cisco Systems, Inc. 55,109,289
100,223 International Business Machines
Corporation 24,235,926
158,327 Micron Technology, Inc. 12,183,263
175,941 Microsoft Corporation 69,542,440
264,912 QUALCOMM, Inc. 39,328,835
862,673 Samsung Electronics Company,
Ltd. 33,659,377
157,469 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 26,248,507
291,708 TD SYNNEX Corporation 32,321,246
Total 292,628,883
Materials  4.2%
493,922 CF Industries Holdings, Inc. 38,708,667
315,291 Corteva, Inc. 19,544,889
157,414 Eastman Chemical Company 12,120,878
295,858 Nucor Corporation 35,316,570
Total 105,691,004
Real Estate  3.3%
56,079 AvalonBay Communities, Inc. 11,775,468
146,150 CBRE Group, Inc.
a
17,856,607
279,993 Crown Castle, Inc. 29,612,060
1,458,243 Healthcare Realty Trust, Inc. 22,646,514
Total 81,890,649
Utilities  7.0%
117,497 Constellation Energy Corporation 26,253,530
386,583 Duke Energy Corporation 47,170,858
622,307 Entergy Corporation 51,757,273
363,324 Public Service Enterprise Group,
Inc. 29,040,487

Large Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.6% Value
Utilities  7.0% - continued
158,265 Vistra Energy Corporation $ 20,515,892
Total 174,738,040
Total Common Stock
(cost $1,970,761,950) 2,430,222,871
Shares
Collateral Held for Securities
Loaned 1.1% Value
27,022,050 Thrivent Cash Management Trust 27,022,050
Total Collateral Held for
Securities Loaned
(cost $27,022,050) 27,022,050
Shares or
Principal
Amount Short-Term Investments 2.2% Value
State Street Institutional U.S.
Government Money Market
Fund
55,279,168 4.288%
c
55,279,168
Total Short-Term Investments
(cost $55,279,168) 55,279,168
Total Investments (cost
$2,053,063,168) 100.9% $2,512,524,089
Other Assets and Liabilities, Net
(0.9%) (23,232,726)
Total Net Assets 100.0% $2,489,291,363
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of April 30, 2025:
Securities Lending Transactions
Common Stock $ 26,512,200
Total lending $26,512,200
Gross amount payable upon return of
collateral for securities loaned $27,022,050
Net amounts due to counterparty $509,850
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 605,565,047
Gross unrealized depreciation (132,728,080)
Net unrealized appreciation (depreciation) $ 472,836,967
Cost for federal income tax purposes $ 2,039,687,122

Large Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 165,547,274 165,547,274 – –
Consumer Discretionary 152,849,915 152,849,915 – –
Consumer Staples 109,716,488 109,716,488 – –
Energy 196,676,647 196,676,647 – –
Financials 512,900,364 512,900,364 – –
Health Care 344,939,160 344,939,160 – –
Industrials 292,644,447 292,644,447 – –
Information Technology 292,628,883 258,969,506 33,659,377 –
Materials 105,691,004 105,691,004 – –
Real Estate 81,890,649 81,890,649 – –
Utilities 174,738,040 174,738,040 – –
Short-Term Investments 55,279,168 55,279,168 – –
Subtotal Investments in Securities $2,485,502,039 $2,451,842,662 $33,659,377 $–
Other Investments  * Total
Collateral Held for Securities Loaned 27,022,050
Subtotal Other Investments $27,022,050
Total Investments at Value $2,512,524,089
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $51,327 $89,714 $141,041 $– – –%
Total Affiliated Short-Term Investments 51,327 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   11,349 115,996 100,323 27,022 27,022 1.1
Total Collateral Held for Securities Loaned 11,349 27,022 1.1
Total Value $62,676 $27,022
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $22 ($22) $– $667
Total Income/Non Cash Income from Affiliated Investments $667
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total $22 ($22) $–

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.3% Value
Communications Services  2.9%
11,904 Cargurus, Inc.
a
$ 332,836
13,896 Pinterest, Inc.
a
351,847
4,063 Trade Desk, Inc.
a
217,898
Total 902,581
Consumer Discretionary  14.0%
3,387 Champion Homes, Inc.
a
292,975
8,573 Chipotle Mexican Grill, Inc.
a
433,108
3,054 Deckers Outdoor Corporation
a
338,475
3,572 DoorDash, Inc.
a
689,003
1,818 Hilton Worldwide Holdings, Inc. 409,923
1,263 Lululemon Athletica, Inc.
a
341,983
40 NVR, Inc.
a
285,030
1,107 Pool Corporation 324,506
3,515 Ross Stores, Inc. 488,585
5,217 SharkNinja, Inc.
a
419,968
3,909 Wyndham Hotels & Resorts, Inc. 333,438
Total 4,356,994
Consumer Staples  1.4%
945 Casey's General Stores, Inc. 437,148
Total 437,148
Energy  2.0%
4,589 Matador Resources Company 181,449
15,808 TechnipFMC plc 445,311
Total 626,760
Financials  11.8%
1,381 Arthur J. Gallagher & Company 442,873
1,797 Fiserv, Inc.
a
331,672
2,400 Houlihan Lokey, Inc. 388,992
2,129 Jack Henry & Associates, Inc. 369,233
838 Kinsale Capital Group, Inc. 364,748
3,956 Northern Trust Corporation 371,785
4,330 Robinhood Markets, Inc.
a
212,646
8,769 TPG, Inc. 407,320
5,648 Tradeweb Markets, Inc. 781,118
Total 3,670,387
Health Care  14.0%
469 Argenx SE ADR
a
302,571
1,617 Cencora, Inc. 473,247
6,294 Dexcom, Inc.
a
449,266
3,789 Encompass Health Corporation 443,275
3,643 Exact Sciences Corporation
a
166,266
6,383 Globus Medical, Inc.
a
458,108
2,701 HealthEquity, Inc.
a
231,530
977 IDEXX Laboratories, Inc.
a
422,699
2,487 Natera, Inc.
a
375,363
668 Penumbra, Inc.
a
195,617
2,647 Repligen Corporation
a
365,260
1,106 STERIS plc 248,562
1,063 West Pharmaceutical Services,
Inc. 224,601
Total 4,356,365
Industrials  19.8%
2,760 Advanced Drainage Systems, Inc. 313,232
3,661 BWX Technologies, Inc. 399,488
2,265 Clean Harbors, Inc.
a
484,574
969 EMCOR Group, Inc. 388,278
Shares Common Stock  96.3% Value
Industrials  19.8% - continued
12,038 ExlService Holdings, Inc.
a
$ 583,602
5,871 Fastenal Company 475,375
5,898 Howmet Aerospace, Inc. 817,345
6,101 nVent Electric plc 335,006
2,539 Old Dominion Freight Line, Inc. 389,178
2,536 Regal Rexnord Corporation 268,410
1,431 Rockwell Automation, Inc. 354,430
4,712 TransUnion 390,908
2,933 Waste Connections, Inc. 579,649
783 Watsco, Inc. 360,055
Total 6,139,530
Information Technology  24.9%
6,914 Amphenol Corporation 532,032
5,045 Arista Networks, Inc.
a
415,052
1,168 CrowdStrike Holdings, Inc.
a
500,920
1,239 CyberArk Software, Ltd.
a
436,326
9,447 Dynatrace Holdings, LLC
a
443,726
225 Fair Isaac Corporation
a
447,678
926 Gartner, Inc.
a
389,920
6,695 Gitlab, Inc.
a
312,456
1,825 Globant SA
a
214,565
2,534 Guidewire Software, Inc.
a
518,887
899 HubSpot, Inc.
a
549,739
9,360 JFrog, Ltd.
a
316,087
6,406 Lattice Semiconductor
Corporation
a
313,446
4,033 Marvell Technology, Inc. 235,406
1,795 MongoDB, Inc.
a
309,045
1,632 Onto Innovation, Inc.
a
199,055
1,836 Palantir Technologies, Inc.
a
217,456
2,994 PTC, Inc.
a
463,980
6,954 Trimble, Inc.
a
432,122
890 Tyler Technologies, Inc.
a
483,537
Total 7,731,435
Materials  2.1%
701 Martin Marietta Materials, Inc. 367,310
2,680 RPM International, Inc. 286,090
Total 653,400
Real Estate  2.2%
2,632 CBRE Group, Inc.
a
321,578
5,087 CoStar Group, Inc.
a
377,303
Total 698,881
Utilities  1.2%
2,781 Vistra Energy Corporation 360,501
Total 360,501
Total Common Stock
(cost $26,266,824) 29,933,982
Shares
Registered Investment
Companies   1.9% Value
U.S. Unaffiliated   1.9%
2,733 SPDR S&P Biotech ETF
b
226,702
1,338 SPDR S&P Regional Banking ETF
b
72,426

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  1.9% Value
U.S. Unaffiliated   1.9%  - continued
1,671 SPDR S&P Software & Services
ETF
b
$ 272,390
Total 571,518
Total Registered Investment
Companies (cost $644,920) 571,518
Shares
Collateral Held for Securities
Loaned 1.2% Value
372,950 Thrivent Cash Management Trust 372,950
Total Collateral Held for
Securities Loaned
(cost $372,950) 372,950
Shares or
Principal
Amount Short-Term Investments 1.7% Value
State Street Institutional U.S.
Government Money Market
Fund
528,342 4.288%
c
528,342
Total Short-Term Investments
(cost $528,342) 528,342
Total Investments (cost
$27,813,036) 101.1% $31,406,792
Other Assets and Liabilities, Net
(1.1%) (332,647)
Total Net Assets 100.0% $31,074,145
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of April 30, 2025:
Securities Lending Transactions
Common Stock $ 342,081
Total lending $342,081
Gross amount payable upon return of
collateral for securities loaned $372,950
Net amounts due to counterparty $30,869
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $5,410,803
Gross unrealized depreciation (2,040,673)
Net unrealized appreciation (depreciation) $3,370,130
Cost for federal income tax purposes $28,036,662

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 902,581 902,581 – –
Consumer Discretionary 4,356,994 4,356,994 – –
Consumer Staples 437,148 437,148 – –
Energy 626,760 626,760 – –
Financials 3,670,387 3,670,387 – –
Health Care 4,356,365 4,356,365 – –
Industrials 6,139,530 6,139,530 – –
Information Technology 7,731,435 7,731,435 – –
Materials 653,400 653,400 – –
Real Estate 698,881 698,881 – –
Utilities 360,501 360,501 – –
Registered Investment Companies
U.S. Unaffiliated 571,518 571,518 – –
Short-Term Investments 528,342 528,342 – –
Subtotal Investments in Securities $31,033,842 $31,033,842 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 372,950
Subtotal Other Investments $372,950
Total Investments at Value $31,406,792
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $748 $3,103 $3,851 $– – –%
Total Affiliated Short-Term Investments 748 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   131 3,681 3,439 373 373 1.2
Total Collateral Held for Securities Loaned 131 373 1.2
Total Value $879 $373
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $11
Total Income/Non Cash Income from Affiliated Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.1% Value
Consumer Discretionary  10.4%
705,379 Champion Homes, Inc.
a
$ 61,015,284
430,227 Crocs, Inc.
a
41,482,487
470,905 Deckers Outdoor Corporation
a
52,190,401
438,569 Garmin, Ltd. 81,955,389
222,733 Lululemon Athletica, Inc.
a
60,309,414
7,833 NVR, Inc.
a
55,816,000
Total 352,768,975
Consumer Staples  5.4%
482,798 BJ's Wholesale Club Holdings,
Inc.
a
56,757,733
159,207 Casey's General Stores, Inc. 73,647,566
305,725 Hershey Company 51,114,163
Total 181,519,462
Energy  4.6%
1,931,078 Devon Energy Corporation 58,724,082
927,416 Expand Energy Corporation 96,358,522
Total 155,082,604
Financials  16.5%
1,729,123 Ally Financial, Inc. 56,473,157
113,450 Ameriprise Financial, Inc. 53,437,219
1,014,622 Arch Capital Group, Ltd. 92,005,923
155,554 Kinsale Capital Group, Inc. 67,706,434
325,551 M&T Bank Corporation 55,265,538
690,021 Northern Trust Corporation 64,848,174
1,630,885 Radian Group, Inc. 52,090,467
484,405 Tradeweb Markets, Inc. 66,993,211
1,156,766 Zions Bancorp NA 52,019,767
Total 560,839,890
Health Care  9.1%
211,450 Align Technology, Inc.
a
36,644,285
896,193 Centene Corporation
a
53,637,151
508,407 Neurocrine Biosciences, Inc.
a
54,750,350
2,087,813 Progyny, Inc.
a
47,685,649
113,303 United Therapeutics Corporation
a
34,341,006
232,456 Waters Corporation
a
80,831,925
Total 307,890,366
Industrials  21.3%
85,285 Axon Enterprise, Inc.
a
52,305,290
423,282 Expeditors International of
Washington, Inc. 46,522,925
809,750 Fastenal Company 65,565,457
553,514 Howmet Aerospace, Inc. 76,705,970
396,839 Leidos Holdings, Inc. 58,406,764
252,711 Lincoln Electric Holdings, Inc. 44,527,678
461,990 Old Dominion Freight Line, Inc. 70,813,827
214,988 Quanta Services, Inc. 62,924,838
278,039 Rockwell Automation, Inc. 68,864,700
1,535,153 Southwest Airlines Company
b
42,922,878
963,504 Timken Company 61,905,132
110,107 United Rentals, Inc. 69,527,065
Total 720,992,524
Information Technology  13.3%
607,663 Ciena Corporation
a
40,810,647
417,425 Datadog, Inc.
a
42,644,138
1,359,644 DocuSign, Inc.
a
111,150,897
866,998 ON Semiconductor Corporation
a
34,419,821
Shares Common Stock  97.1% Value
Information Technology  13.3% - continued
870,063 Qorvo, Inc.
a
$ 62,357,415
1,628,734 Trimble, Inc.
a
101,209,531
229,883 Zebra Technologies Corporation
a
57,544,312
Total 450,136,761
Materials  5.4%
405,409 Albemarle Corporation 23,736,697
4,617,059 Amcor plc
b
42,476,943
895,363 Steel Dynamics, Inc. 116,137,535
Total 182,351,175
Real Estate  5.6%
251,031 Extra Space Storage, Inc. 36,781,062
1,270,903 First Industrial Realty Trust, Inc. 60,469,565
382,255 SBA Communications Corporation 93,040,867
Total 190,291,494
Utilities  5.5%
999,672 Alliant Energy Corporation 61,019,979
1,671,322 CenterPoint Energy, Inc. 64,813,867
1,575,973 NiSource, Inc. 61,636,304
Total 187,470,150
Total Common Stock
(cost $2,582,112,708) 3,289,343,401
Shares
Collateral Held for Securities
Loaned 2.0% Value
68,074,050 Thrivent Cash Management Trust 68,074,050
Total Collateral Held for
Securities Loaned
(cost $68,074,050) 68,074,050
Shares or
Principal
Amount Short-Term Investments 2.9% Value
State Street Institutional U.S.
Government Money Market
Fund
99,630,466 4.288%
c
99,630,466
Total Short-Term Investments
(cost $99,630,466) 99,630,466
Total Investments (cost
$2,749,817,224) 102.0% $3,457,047,917
Other Assets and Liabilities, Net
(2.0%) (69,063,992)
Total Net Assets 100.0% $3,387,983,925
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of April 30, 2025:
Securities Lending Transactions
Common Stock $ 66,573,688
Total lending $66,573,688
Gross amount payable upon return of
collateral for securities loaned $68,074,050
Net amounts due to counterparty $1,500,362
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 881,359,738
Gross unrealized depreciation (175,211,626)
Net unrealized appreciation (depreciation) $ 706,148,112
Cost for federal income tax purposes $ 2,750,899,805
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 352,768,975 352,768,975 – –
Consumer Staples 181,519,462 181,519,462 – –
Energy 155,082,604 155,082,604 – –
Financials 560,839,890 560,839,890 – –
Health Care 307,890,366 307,890,366 – –
Industrials 720,992,524 720,992,524 – –
Information Technology 450,136,761 450,136,761 – –
Materials 182,351,175 182,351,175 – –
Real Estate 190,291,494 190,291,494 – –
Utilities 187,470,150 187,470,150 – –
Short-Term Investments 99,630,466 99,630,466 – –
Subtotal Investments in Securities $3,388,973,867 $3,388,973,867 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 68,074,050
Subtotal Other Investments $68,074,050
Total Investments at Value $3,457,047,917
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $105,411 $113,178 $218,589 $– – –%
Total Affiliated Short-Term Investments 105,411 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 191,429 123,355 68,074 68,074 2.0
Total Collateral Held for Securities Loaned – 68,074 2.0
Total Value $105,411 $68,074
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $28 ($28) $– $956
Total Income/Non Cash Income from Affiliated Investments $956
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $28 ($28) $–

Mid Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.8% Value
Communications Services  2.7%
7,670 Imax Corporation
a
$ 186,611
7,657 Verizon Communications, Inc. 337,368
18,730 Warner Brothers Discovery, Inc.
a
162,389
Total 686,368
Consumer Discretionary  8.2%
5,456 Columbia Sportswear Company 339,200
4,774 D.R. Horton, Inc. 603,147
5,852 Gildan Activewear, Inc. 269,894
8,244 Six Flags Entertainment
Corporation 283,676
1,928 Tapestry, Inc. 136,213
3,435 Wyndham Hotels & Resorts, Inc. 293,006
3,023 Yum China Holding, Inc. 130,926
Total 2,056,062
Consumer Staples  4.2%
2,293 J & J Snack Foods Corporation 297,150
2,298 J.M. Smucker Company 267,188
6,973 Sysco Corporation 497,872
Total 1,062,210
Energy  6.7%
19,242 Coterra Energy, Inc. 472,583
17,132 Devon Energy Corporation 520,984
11,302 Enterprise Products Partners, LP 337,930
1,837 Expand Energy Corporation 190,864
7,532 Noble Corporation plc 163,746
Total 1,686,107
Financials  19.5%
46,572 AGNC Investment Corporation 411,231
2,310 Allstate Corporation 458,281
1,425 Capital One Financial Corporation 256,871
10,552 Carlyle Group, Inc. 407,729
5,446 Charles Schwab Corporation 443,304
3,954 Equitable Holdings, Inc. 195,525
2,665 Jack Henry & Associates, Inc. 462,191
3,416 M&T Bank Corporation 579,900
3,080 Selective Insurance Group, Inc. 268,668
2,605 Texas Capital Bancshares, Inc.
a
177,531
15,326 U.S. Bancorp 618,251
5,656 Voya Financial, Inc. 334,835
2,691 Wintrust Financial Corporation 299,159
Total 4,913,476
Health Care  9.7%
13,599 Avantor, Inc.
a
176,651
7,082 Baxter International, Inc. 220,746
4,725 Henry Schein, Inc.
a
306,983
824 Humana, Inc. 216,086
2,171 Johnson & Johnson 339,349
2,117 Labcorp Holdings, Inc. 510,218
2,600 Sanofi SA ADR 142,870
1,461 STERIS plc 328,345
526 UnitedHealth Group, Inc. 216,418
Total 2,457,666
Industrials  16.7%
1,716 Acuity, Inc. 418,035
2,796 AGCO Corporation 237,185
1,179 Carlisle Companies, Inc. 447,407
Shares Common Stock  96.8% Value
Industrials  16.7% - continued
7,817 Delta Air Lines, Inc. $ 325,422
12,013 Flowserve Corporation 543,348
6,605 Fluor Corporation
a
230,448
3,489 Fortive Corporation 243,148
883 General Dynamics Corporation 240,282
9,318 Hexcel Corporation 451,643
1,383 JB Hunt Transport Services, Inc. 180,592
6,006 MSC Industrial Direct Company,
Inc. 459,339
6,952 Robert Half, Inc. 307,974
5,232 Werner Enterprises, Inc. 129,021
Total 4,213,844
Information Technology  7.2%
3,325 Coherent Corporation
a
213,864
978 CommVault Systems, Inc.
a
163,453
1,446 Jabil, Inc. 211,926
9,526 Knowles Corporation
a
149,939
5,751 MKS Instruments, Inc. 403,375
1,190 PTC, Inc.
a
184,414
2,327 TD SYNNEX Corporation 257,832
5,459 Western Digital Corporation
a
239,432
Total 1,824,235
Materials  6.2%
6,183 Alcoa Corporation 151,669
13,937 Axalta Coating Systems, Ltd.
a
452,952
2,972 Celanese Corporation 132,284
2,319 CF Industries Holdings, Inc. 181,740
3,448 Nucor Corporation 411,588
3,140 West Fraser Timber Company, Ltd. 232,297
Total 1,562,530
Real Estate  6.2%
1,561 CBRE Group, Inc.
a
190,723
3,902 Crown Castle, Inc. 412,675
17,126 Healthcare Realty Trust, Inc. 265,967
26,142 Host Hotels & Resorts, Inc. 369,125
2,004 Simon Property Group, Inc. 315,390
Total 1,553,880
Utilities  9.5%
6,150 Alliant Energy Corporation 375,396
986 Constellation Energy Corporation 220,312
3,244 DTE Energy Company 444,428
3,137 Duke Energy Corporation 382,777
6,814 Evergy, Inc. 470,847
7,759 NiSource, Inc. 303,455
1,626 Vistra Energy Corporation 210,778
Total 2,407,993
Total Common Stock
(cost $23,325,984) 24,424,371

Mid Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 3.1% Value
State Street Institutional U.S.
Government Money Market
Fund
793,661 4.288%
b
$ 793,661
Total Short-Term Investments
(cost $793,661) 793,661
Total Investments (cost
$24,119,645) 99.9% $25,218,032
Other Assets and Liabilities, Net
0.1% 18,058
Total Net Assets 100.0% $25,236,090
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $3,152,703
Gross unrealized depreciation (2,025,698)
Net unrealized appreciation (depreciation) $1,127,005
Cost for federal income tax purposes $24,091,027
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 686,368 686,368 – –
Consumer Discretionary 2,056,062 2,056,062 – –
Consumer Staples 1,062,210 1,062,210 – –
Energy 1,686,107 1,686,107 – –
Financials 4,913,476 4,913,476 – –
Health Care 2,457,666 2,457,666 – –
Industrials 4,213,844 4,213,844 – –
Information Technology 1,824,235 1,824,235 – –
Materials 1,562,530 1,562,530 – –
Real Estate 1,553,880 1,553,880 – –
Utilities 2,407,993 2,407,993 – –
Short-Term Investments 793,661 793,661 – –
Subtotal Investments in Securities $25,218,032 $25,218,032 $– $–
Total Investments at Value $25,218,032
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $377 $2,653 $3,030 $– – –%
Total Affiliated Short-Term Investments 377 – –
Total Value $377 $–

Mid Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $4
Total Income/Non Cash Income from Affiliated Investments $4
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   43.1% Value
U.S. Affiliated   42.4%
7,324,797 Thrivent Core Emerging Markets
Debt Fund $ 59,404,101
2,256,596 Thrivent Core Emerging Markets
Equity Fund 21,640,757
1,214,597 Thrivent Core International Equity
Fund 13,882,845
212,212 Thrivent Core Low Volatility Equity
Fund 2,499,853
4,142,443 Thrivent Core Mid Cap Value Fund 40,637,370
2,032,933 Thrivent Core Small Cap Value
Fund 18,906,280
3,307,201 Thrivent Global Stock Fund, Class
S 88,566,855
10,885,105 Thrivent High Yield Fund, Class S 45,282,038
15,693,819 Thrivent Income Fund, Class S 127,747,683
13,821,881 Thrivent International Equity Fund,
Class S 157,431,219
19,312,432 Thrivent Large Cap Growth Fund,
Class S 381,227,398
12,314,955 Thrivent Large Cap Value Fund,
Class S 349,621,564
4,239,173 Thrivent Mid Cap Stock Fund,
Class S 143,495,995
5,911,100 Thrivent Short-Term Bond Fund,
Class S 73,829,633
1,632,055 Thrivent Small Cap Stock Fund,
Class S 45,811,784
Total 1,569,985,375
U.S. Unaffiliated   0.7%
11,167 Invesco QQQ Trust Series 1
a
5,309,573
24,665 Invesco Senior Loan ETF
a
511,059
56,000 iShares Broad USD High Yield
Corporate Bond ETF
a
2,049,600
3,214 iShares Russell 2000 Growth ETF 814,910
25,565 SPDR S&P 500 ETF Trust 14,176,815
12,272 SPDR S&P Biotech ETF 1,017,962
2,982 SPDR S&P Regional Banking ETF 161,416
3,674 SPDR S&P Software & Services
ETF 598,899
Total 24,640,234
Total Registered Investment
Companies (cost $1,150,467,947) 1,594,625,609
Shares Common Stock 22.3% Value
Communications Services  1.5%
37,648 Alphabet, Inc., Class A 5,978,502
83,244 Alphabet, Inc., Class C 13,393,127
12,128 AMC Networks, Inc.
b
77,619
58,162 AT&T, Inc. 1,611,087
4,441 Bandwidth, Inc.
b
55,157
50,337 Cargurus, Inc.
b
1,407,423
445 Charter Communications, Inc.
b
174,378
6,158 Cogent Communications Holdings 334,687
85,251 Comcast Corporation 2,915,584
29,062 E.W. Scripps Company
b
58,415
214 Electronic Arts, Inc. 31,049
2,406 Entravision Communications
Corporation 4,403
890 Fox Corporation, Class B 41,154
10,323 iHeartMedia, Inc.
b
10,633
7,000 Iridium Communications, Inc. 168,910
Shares Common Stock  22.3% Value
Communications Services  1.5% - continued
2,094 John Wiley and Sons, Inc. $ 91,382
3,548 Liberty Global, Ltd., Class A
b
38,851
7,033 Liberty Latin America, Ltd., Class
A
b
38,119
875 Liberty Media Corporation-Liberty
Live Group
b
62,571
13,999 Lumen Technologies, Inc.
b
49,556
8,463 Magnite, Inc.
b
100,625
33,235 Meta Platforms, Inc. 18,246,015
1,019 Netflix, Inc.
b
1,153,223
5,917 New York Times Company 308,039
4,213 News Corporation, Class A 114,257
693 Omnicom Group, Inc. 52,779
30,990 Pinterest, Inc.
b
784,667
1,080 Sinclair, Inc. 15,552
11,348 Sirius XM Holdings, Inc.
a
243,074
2,351 Spotify Technology SA
b
1,443,467
1,317 TechTarget, Inc.
b
10,496
4,689 Telephone and Data Systems, Inc. 175,791
1,131 TKO Group Holdings, Inc. 184,251
10,877 Trade Desk, Inc.
b
583,334
968 Trump Media & Technology Group
Corporation
a,b
23,755
119,307 Verizon Communications, Inc. 5,256,666
7,844 Walt Disney Company 713,412
141,620 Warner Brothers Discovery, Inc.
b
1,227,845
Total 57,179,855
Consumer Discretionary  2.2%
5,551 Adient plc
b
70,220
6,994 Advance Auto Parts, Inc. 228,844
104,984 Amazon.com, Inc.
b
19,361,149
17,203 American Axle & Manufacturing
Holdings, Inc.
b
65,715
5,792 American Eagle Outfitters, Inc. 60,990
22,513 Aptiv plc
b
1,284,592
2,353 Autoliv, Inc. 219,370
50 AutoZone, Inc.
b
188,130
9,907 Bath & Body Works, Inc. 302,263
16,835 Best Buy Company, Inc. 1,122,726
401 Booking Holdings, Inc. 2,044,811
6,832 Boot Barn Holdings, Inc.
b
712,851
4,528 BorgWarner, Inc. 128,505
1,613 Bright Horizons Family Solutions,
Inc.
b
202,302
2,646 Build-A-Bear Workshop, Inc. 93,351
322 CarMax, Inc.
b
20,824
685 Carvana Company
b
167,380
177 Cavco Industries, Inc.
b
87,411
19,522 Champion Homes, Inc.
b
1,688,653
5,815 Chewy, Inc.
b
218,062
19,143 Chipotle Mexican Grill, Inc.
b
967,104
10,566 Columbia Sportswear Company 656,888
4,633 Coursera, Inc.
b
39,010
1,401 Crocs, Inc.
b
135,084
20,058 D.R. Horton, Inc. 2,534,128
11,263 Dana, Inc. 154,754
297 Darden Restaurants, Inc. 59,590
8,342 Deckers Outdoor Corporation
b
924,544
17,282 DoorDash, Inc.
b
3,333,525
845 Dorman Products, Inc.
b
95,738
2,572 eBay, Inc. 175,308
1,553 Etsy, Inc.
b
67,524
7,935 Expedia Group, Inc. 1,245,240
883 Five Below, Inc.
b
67,011

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  22.3% Value
Consumer Discretionary  2.2% - continued
4,196 Fox Factory Holding Corporation
b
$ 85,221
458 Frontdoor, Inc.
b
18,828
782 GameStop Corporation
b
21,787
11,526 Gap, Inc. 252,419
1,377 Garmin, Ltd. 257,320
17,689 Gentex Corporation 385,266
5,266 GigaCloud Technology, Inc.
b
66,036
4,793 Goodyear Tire & Rubber
Company
b
52,148
4,351 Grand Canyon Education, Inc.
b
776,088
540 Group 1 Automotive, Inc. 217,960
8,484 Hanesbrands, Inc.
b
38,942
7,875 Hasbro, Inc. 487,462
14,057 Hilton Worldwide Holdings, Inc. 3,169,572
12,599 Home Depot, Inc. 4,541,814
6,692 Installed Building Products, Inc. 1,109,734
8,110 La-Z-Boy, Inc. 320,345
835 Lear Corporation 71,601
4,683 LKQ Corporation 178,937
11,550 Lowe's Companies, Inc. 2,582,118
3,514 Lululemon Athletica, Inc.
b
951,486
13,557 Modine Manufacturing Company
b
1,106,793
2,780 Mohawk Industries, Inc.
b
295,653
650 Motorcar Parts of America, Inc.
b
5,792
1,309 Murphy USA, Inc. 652,628
118 NVR, Inc.
b
840,839
2,476 O'Reilly Automotive, Inc.
b
3,504,035
574 Planet Fitness, Inc.
b
54,295
2,591 Pool Corporation 759,526
67,636 QVC Group, Inc. 10,145
412 Ralph Lauren Corporation 92,679
2,691 Revolve Group, Inc.
b
53,497
11,577 Ross Stores, Inc. 1,609,203
3,147 Service Corporation International/
US 251,445
15,966 SharkNinja, Inc.
b
1,285,263
7,551 Six Flags Entertainment
Corporation 259,830
5,709 Skechers USA, Inc.
b
274,146
87,432 Sony Group Corporation ADR
a
2,273,232
2,455 Stitch Fix, Inc.
b
8,028
8,171 Stoneridge, Inc.
b
31,540
994 Strategic Education, Inc. 81,091
1,668 Tapestry, Inc. 117,844
22,755 Tesla, Inc.
b
6,420,551
3,521 Texas Roadhouse, Inc. 584,345
72 TopBuild Corporation
b
21,295
3,346 Travel + Leisure Company 146,990
284 Ulta Beauty, Inc.
b
112,362
2,214 Valvoline, Inc.
b
75,852
8,515 VF Corporation 101,158
1,158 Visteon Corporation
b
91,702
3,926 Wingstop, Inc. 1,036,032
44,009 Wyndham Hotels & Resorts, Inc. 3,753,968
177 Yum! Brands, Inc. 26,628
Total 80,247,068
Consumer Staples  0.7%
3,936 Albertson's Companies, Inc. 86,513
948 Archer-Daniels-Midland Company 45,267
1,247 BellRing Brands, Inc.
b
96,194
9,564 BJ's Wholesale Club Holdings,
Inc.
b
1,124,344
281 Bunge Global SA 22,120
3,036 Casey's General Stores, Inc. 1,404,423
Shares Common Stock  22.3% Value
Consumer Staples  0.7% - continued
542 Celsius Holdings, Inc.
b
$ 18,948
333 Church & Dwight Company, Inc. 33,080
10,752 Colgate-Palmolive Company 991,227
31,412 Conagra Brands, Inc. 776,191
751 Costco Wholesale Corporation 746,869
226,690 Coty, Inc.
b
1,144,785
4,871 Dole plc 73,990
997 Hershey Company 166,688
14,550 J & J Snack Foods Corporation 1,885,535
17,146 J.M. Smucker Company 1,993,565
5,850 John B. Sanfilippo & Son, Inc. 387,680
123,171 Kenvue, Inc. 2,906,836
3,215 Keurig Dr Pepper, Inc. 111,207
608 Kimberly-Clark Corporation 80,122
817 Kraft Heinz Company 23,775
1,941 Lancaster Colony Corporation 315,956
705 Maplebear, Inc.
b
28,122
3,265 McCormick & Company, Inc. 250,295
14,446 Philip Morris International, Inc. 2,475,467
18,478 Procter & Gamble Company 3,003,968
49,818 Sysco Corporation 3,557,005
3,897 Turning Point Brands, Inc. 239,198
1,064 Tyson Foods, Inc. 65,159
2,445 US Foods Holding Corporation
b
160,539
30,792 Vita Coco Company, Inc.
b
1,017,676
27,152 Walmart, Inc. 2,640,532
Total 27,873,276
Energy  0.8%
24,871 Antero Midstream Corporation 411,615
11,414 Antero Resources Corporation
b
397,550
4,694 APA Corporation 72,945
28,224 Archrock, Inc. 664,111
36,090 Baker Hughes Company 1,277,586
14,571 Berry Corporation 36,136
2,544 Cactus, Inc. 96,519
714 Cheniere Energy, Inc. 165,013
6,166 Civitas Resources, Inc. 168,023
37,287 ConocoPhillips 3,323,017
558 Coterra Energy, Inc. 13,704
5,691 Crescent Energy Company 47,121
61,709 Devon Energy Corporation 1,876,571
989 DT Midstream, Inc. 96,131
103,479 Enterprise Products Partners, LP 3,094,022
20,657 EOG Resources, Inc. 2,279,087
259 EQT Corporation 12,805
4,961 Expand Energy Corporation 515,448
63,212 Exxon Mobil Corporation 6,677,084
2,688 Gulfport Energy Corporation
b
463,680
60,272 Halliburton Company 1,194,591
7,617 Hess Midstream, LP 283,124
19,753 Kinder Morgan, Inc. 519,504
2,522 Kodiak Gas Services, Inc. 85,773
31,778 Kosmos Energy, Ltd.
b
48,938
10,492 Marathon Petroleum Corporation 1,441,706
15,863 Matador Resources Company 627,223
568 Natural Gas Services Group, Inc.
b
10,207
8,988 Noble Corporation plc 195,399
5,981 Oceaneering International, Inc.
b
106,163
4,014 Oil States International, Inc.
b
14,089
7,478 Ovintiv, Inc. 251,111
2,549 Par Pacific Holdings, Inc.
b
36,502
50 Phillips 66 5,203
404 Ranger Energy Services, Inc. 4,480
12,360 Schlumberger NV 410,970

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  22.3% Value
Energy  0.8% - continued
19,276 Shell plc ADR $ 1,242,916
12,351 Sitio Royalties Corporation 209,473
3,449 Talos Energy, Inc.
b
23,729
113 Targa Resources Corporation 19,312
54,544 TechnipFMC plc 1,536,504
7,555 Vital Energy, Inc.
b
107,130
122 Weatherford International plc 5,051
14,870 Williams Companies, Inc. 870,936
Total 30,938,202
Financials  3.7%
1,006 1st Source Corporation 60,310
622 Affiliated Managers Group, Inc. 103,022
2,990 Affirm Holdings, Inc.
b
148,782
9,864 Allstate Corporation 1,956,919
12,587 Ally Financial, Inc. 411,091
12,640 Amalgamated Financial
Corporation 355,942
4,013 American Express Company 1,069,103
26,710 American International Group, Inc. 2,177,399
2,484 Ameriprise Financial, Inc. 1,170,014
2,532 Ameris Bancorp 148,375
867 AMERISAFE, Inc. 40,307
8,010 Annaly Capital Management, Inc. 156,996
3,309 Arch Capital Group, Ltd. 300,060
3,101 Arthur J. Gallagher & Company 994,460
4,027 Artisan Partners Asset
Management, Inc. 148,918
5,955 Associated Banc-Corp 131,367
1,185 Assurant, Inc. 228,397
2,204 Atlantic Union Bankshares
Corporation 61,051
96,071 AvidXchange Holdings, Inc.
b
781,057
567 Axis Capital Holdings, Ltd. 54,613
156,815 Bank of America Corporation 6,253,782
148 Bank of Hawaii Corporation 9,784
717 Bank of Marin Bancorp 14,713
7,177 Bank of N.T. Butterfield & Son, Ltd. 288,372
29,856 Bank of New York Mellon
Corporation 2,400,721
1,484 Bank OZK 63,218
202 Bank7 Corporation 7,353
1,585 BankFinancial Corporation 19,480
7,169 BankUnited, Inc. 234,498
2,190 Bar Harbor Bankshares 64,912
2,979 BCB Bancorp, Inc. 24,487
6,899 Berkshire Hathaway, Inc.
b
3,678,892
4,189 Berkshire Hills Bancorp, Inc. 104,013
1,527 Block, Inc.
b
89,284
21,966 Blue Owl Capital, Inc. 407,030
16,328 Bridgewater Bancshares, Inc.
b
251,288
6,813 Brookline Bancorp, Inc. 71,128
4,269 Brown & Brown, Inc. 472,151
1,888 Burke & Herbert Financial Services
Corporation 105,558
3,106 Business First Bancshares, Inc. 71,593
1,082 Byline Bancorp, Inc. 27,634
2,532 Cadence Bank 74,086
207 Camden National Corporation 7,974
393 Capital City Bank Group, Inc. 14,360
12,568 Capital One Financial Corporation 2,265,508
12,139 Capitol Federal Financial, Inc. 68,828
6,464 Carlyle Group, Inc. 249,769
864 Carter Bankshares, Inc.
b
13,228
295 Cathay General Bancorp 12,299
Shares Common Stock  22.3% Value
Financials  3.7% - continued
7,926 Cboe Global Markets, Inc. $ 1,757,987
79,366 Charles Schwab Corporation 6,460,392
4,984 Chimera Investment Corporation 61,503
253 ChoiceOne Financial Services, Inc. 7,193
10,205 Chubb, Ltd. 2,919,446
826 Cincinnati Financial Corporation 114,987
6,123 Citigroup, Inc. 418,691
982 Citizens Financial Group, Inc. 36,226
2,597 CNB Financial Corporation 57,004
4,180 CNO Financial Group, Inc. 158,589
110 Coinbase Global, Inc.
b
22,318
1,200 Colony Bankcorp, Inc. 18,624
3,048 Columbia Banking System, Inc. 68,336
2,283 Comerica, Inc. 122,711
2,236 Commerce Bancshares, Inc. 135,815
263 Community Financial System, Inc. 14,357
5,402 Community Trust Bancorp, Inc. 264,482
992 Cullen/Frost Bankers, Inc. 115,538
1,443 Customers Bancorp, Inc.
b
72,150
503 CVB Financial Corporation 9,326
216 Diamond Hill Investment Group,
Inc. 27,212
13,261 Discover Financial Services 2,422,387
7,227 Donnelley Financial Solutions, Inc.
b
348,341
3,431 Eagle Bancorp, Inc. 61,586
2,846 East West Bancorp, Inc. 243,475
1,522 Eastern Bankshares, Inc. 22,708
140 Enact Holdings, Inc. 5,011
1,453 Enova International, Inc.
b
133,371
2,039 Equitable Holdings, Inc. 100,829
1,788 Equity Bancshares, Inc. 68,820
1,760 Essent Group, Ltd. 100,197
34,804 F.N.B. Corporation 455,584
1,569 FactSet Research Systems, Inc. 678,153
2,175 Federal Agricultural Mortgage
Corporation 381,343
18,139 Federated Hermes, Inc. 736,625
3,367 Fidelity National Information
Services, Inc. 265,589
1,713 Fifth Third Bancorp 61,565
420 Financial Institutions, Inc. 10,664
562 First American Financial
Corporation 34,175
15,758 First Bancorp/Puerto Rico 309,487
8,090 First Busey Corporation 168,191
434 First Business Financial Services,
Inc. 20,893
1,161 First Citizens BancShares, Inc./NC 2,065,582
4,805 First Financial Bancorp 111,236
1,359 First Financial Bankshares, Inc. 45,540
2,670 First Financial Corporation 131,898
840 First Hawaiian, Inc. 19,202
9,949 First Horizon Corporation 179,878
2,500 First Internet Bancorp 53,150
419 First Interstate BancSystem, Inc. 10,976
2,975 First Merchants Corporation 106,029
3,399 First Mid-Illinois Bancshares, Inc. 113,629
10,117 Fiserv, Inc.
b
1,867,295
2,783 Flagstar Financial, Inc. 32,589
4,826 Flushing Financial Corporation 57,767
1,074 Flywire Corporation
b
10,106
22,439 Fulton Financial Corporation 374,283
26,630 Glacier Bancorp, Inc. 1,085,439
4,016 Great Southern Bancorp, Inc. 220,880
128 Hamilton Lane, Inc. 19,775

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  22.3% Value
Financials  3.7% - continued
3,082 Hancock Whitney Corporation $ 160,541
854 Hanmi Financial Corporation 19,531
823 Hanover Insurance Group, Inc. 136,700
3,581 HarborOne Bancorp, Inc. 40,537
1,563 Hartford Insurance Group, Inc. 191,733
2,683 Home BancShares, Inc. 74,453
4,720 Hometrust Bancshares, Inc. 161,141
7,322 Horizon Bancorp, Inc. 107,487
12,402 Houlihan Lokey, Inc. 2,010,116
3,398 Huntington Bancshares, Inc./OH 49,373
57 Independent Bank Corporation/MA 3,368
3,865 Independent Bank Corporation/MI 117,728
202 Interactive Brokers Group, Inc. 34,714
38,743 Intercontinental Exchange, Inc. 6,507,662
9,604 Invesco, Ltd. 133,784
416 Investar Holding Corporation 7,958
11,100 Jack Henry & Associates, Inc. 1,925,073
14,843 Janus Henderson Group plc 492,936
37,317 JPMorgan Chase & Company 9,128,485
9,980 Kearny Financial Corporation/MD 62,475
131,501 KeyCorp 1,951,475
2,984 Kinsale Capital Group, Inc. 1,298,816
1,206 LendingTree, Inc.
b
62,218
1,510 M&T Bank Corporation 256,338
1,047 MarketAxess Holdings, Inc. 232,005
4,664 Marsh & McLennan Companies,
Inc. 1,051,592
6,762 Mastercard, Inc. 3,705,982
2,311 Mercantile Bank Corporation 97,778
30,200 MetLife, Inc. 2,276,174
1,220 Metropolitan Bank Holding
Corporation
b
75,555
32,497 MGIC Investment Corporation 809,500
4,616 Midland States Bancorp, Inc. 75,148
11,297 MidWestOne Financial Group, Inc. 313,379
1,264 Morningstar, Inc. 359,886
5,152 MSCI, Inc. 2,808,407
57,684 Nasdaq, Inc. 4,396,098
18,028 NMI Holdings, Inc.
b
652,073
1,631 Northeast Community Bancorp,
Inc. 37,122
12,043 Northern Trust Corporation 1,131,801
4,526 Northfield Bancorp, Inc. 47,749
380 Northrim BanCorp, Inc. 30,510
7,419 Northwest Bancshares, Inc. 91,625
17,249 OceanFirst Financial Corporation 285,643
10,301 OFG Bancorp 405,344
38,906 Old National Bancorp 801,075
6,595 Old Republic International
Corporation 247,972
14,698 Old Second Bancorp, Inc. 232,081
12,572 OneMain Holdings, Inc. 591,764
2,396 Orrstown Financial Services, Inc. 71,808
4,027 Pacific Premier Bancorp, Inc. 81,909
721 Palomar Holdings, Inc.
b
104,559
29 Park National Corporation 4,353
1,161 Paymentus Holdings, Inc.
b
37,686
1,318 PCB Bancorp 25,846
2,637 Peoples Bancorp, Inc./OH 76,499
1,307 Pinnacle Financial Partners, Inc. 131,014
731 PNC Financial Services Group,
Inc. 117,464
5,578 Popular, Inc. 532,253
1,457 Principal Financial Group, Inc. 108,037
7,845 Progressive Corporation 2,210,250
Shares Common Stock  22.3% Value
Financials  3.7% - continued
6,191 Prosperity Bancshares, Inc. $ 420,369
8,060 Provident Financial Services, Inc. 131,942
1,048 Prudential Financial, Inc. 107,640
12,310 Radian Group, Inc. 393,181
2,119 Regions Financial Corporation 43,249
389 Reinsurance Group of America,
Inc. 72,864
414 Renasant Corporation 13,277
7,232 Rithm Capital Corporation 80,854
17,410 RLI Corporation 1,288,514
15,329 Robinhood Markets, Inc.
b
752,807
4,585 S&P Global, Inc. 2,292,729
8,842 SEI Investments Company 692,240
501 ServisFirst Bancshares, Inc. 35,681
4,465 Shore Bancshares, Inc. 61,751
2,052 Sierra Bancorp 54,296
526 Simmons First National
Corporation 9,815
557 Southern Missouri Bancorp, Inc. 29,326
407 Southern States Bancshares, Inc. 13,598
1,267 Southside Bancshares, Inc. 35,717
1,875 SouthState Corporation 162,712
4,615 StepStone Group, Inc. 230,796
1,992 Stifel Financial Corporation 170,694
952 StoneX Group, Inc.
b
84,314
6,052 Synovus Financial Corporation 262,173
379 Texas Capital Bancshares, Inc.
b
25,829
640 Tompkins Financial Corporation 38,144
173 Towne Bank/Portsmouth, VA 5,700
9,310 TPG RE Finance Trust, Inc. 71,128
19,760 TPG, Inc. 917,852
27,652 Tradeweb Markets, Inc. 3,824,272
36,201 Triumph Financial, Inc.
b
1,933,857
10,343 Truist Financial Corporation 396,551
2,384 TrustCo Bank Corporation NY 72,593
10,595 Trustmark Corporation 355,462
2,580 U.S. Bancorp 104,077
1,210 UMB Financial Corporation 114,430
1,869 United Bankshares, Inc. 64,088
4,964 United Community Banks, Inc. 137,056
1,111 Unity Bancorp, Inc. 45,995
2,482 Univest Financial Corporation 73,318
972 Unum Group 75,486
18,123 Valley National Bancorp 155,858
3,670 Veritex Holdings, Inc. 85,438
19,543 Visa, Inc. 6,752,107
3,220 Webster Financial Corporation 152,306
111,218 Wells Fargo & Company 7,897,590
2,800 WesBanco, Inc. 83,384
1,691 Westamerica Bancorporation 81,895
6,050 Western Alliance Bancorp 421,746
31,177 Western Union Company 308,964
160 Willis Towers Watson plc 49,248
1,096 Wintrust Financial Corporation 121,842
359 WSFS Financial Corporation 18,506
15,494 Zions Bancorp NA 696,765
Total 135,575,870
Health Care  3.0%
16,675 Abbott Laboratories 2,180,256
2,178 AbbVie, Inc. 424,928
54,221 ADMA Biologics, Inc.
b
1,290,460
28,255 Agilent Technologies, Inc. 3,040,238
1,446 Agios Pharmaceuticals, Inc.
b
42,932
691 Align Technology, Inc.
b
119,750

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  22.3% Value
Health Care  3.0% - continued
9,710 Amgen, Inc. $ 2,824,833
4,586 Amicus Therapeutics, Inc.
b
35,221
4,750 Amneal Pharmaceuticals, Inc.
b
36,385
1,345 Anika Therapeutics, Inc.
b
19,543
2,057 Argenx SE ADR
b
1,327,053
61,271 Avantor, Inc.
b
795,910
588 Biogen, Inc.
b
71,195
15,217 BioMarin Pharmaceutical, Inc.
b
969,171
4,614 Bio-Techne Corporation 232,315
33,282 Boston Scientific Corporation
b
3,423,719
7,872 Cabaletta Bio, Inc.
b
10,391
4,779 CareDx, Inc.
b
80,670
22,672 Caribou Biosciences, Inc.
b
19,292
8,999 Cencora, Inc. 2,633,737
5,009 Centene Corporation
b
299,789
9,212 Certara, Inc.
b
127,678
556 Chemed Corporation 323,320
6,995 Cigna Group 2,378,580
46,139 Concentra Group Holdings Parent,
Inc. 1,003,523
12,098 Cooper Companies, Inc.
b
988,044
10,418 CorVel Corporation
b
1,133,062
24,154 Danaher Corporation 4,814,617
5,610 Denali Therapeutics, Inc.
b
93,407
10,599 Dentsply Sirona, Inc. 147,326
14,358 Dexcom, Inc.
b
1,024,874
1,152 Doximity, Inc.
b
65,526
3,633 Dyne Therapeutics, Inc.
b
42,833
19,410 Elanco Animal Health, Inc.
b
184,007
6,090 Eli Lilly & Company 5,474,606
7,090 Enanta Pharmaceuticals, Inc.
b
43,178
26,803 Encompass Health Corporation 3,135,683
8,126 Exact Sciences Corporation
b
370,871
663 Exelixis, Inc.
b
25,956
3,063 Fate Therapeutics, Inc.
b
3,921
19,457 Gilead Sciences, Inc. 2,072,949
40,199 Globus Medical, Inc.
b
2,885,082
7,337 GoodRx Holdings, Inc.
b
33,970
16,146 HealthEquity, Inc.
b
1,384,035
7,892 IDEXX Laboratories, Inc.
b
3,414,474
165 Illumina, Inc.
b
12,804
1,899 Incyte Corporation
b
118,991
7,227 Inspire Medical Systems, Inc.
b
1,144,612
2,377 Insulet Corporation
b
599,693
3,472 Integra LifeSciences Holdings
Corporation
b
56,906
5,291 Intellia Therapeutics, Inc.
b
46,931
4,023 Intuitive Surgical, Inc.
b
2,075,063
851 IQVIA Holding, Inc.
b
131,965
4,059 iTeos Therapeutics, Inc.
b
29,428
51,903 Johnson & Johnson 8,112,958
12,293 Labcorp Holdings, Inc. 2,962,736
728 Medpace Holdings, Inc.
b
224,508
50,582 Medtronic plc 4,287,330
41,323 Merck & Company, Inc. 3,520,720
9,969 Merit Medical Systems, Inc.
b
941,572
992 Mettler-Toledo International, Inc.
b
1,062,005
2,227 Myriad Genetics, Inc.
b
16,502
9,677 Natera, Inc.
b
1,460,550
1,655 Neurocrine Biosciences, Inc.
b
178,227
8,551 Nkarta, Inc.
b
18,128
5,976 Olema Pharmaceuticals, Inc.
b
30,836
6,715 Penumbra, Inc.
b
1,966,421
1,041 Prestige Consumer Healthcare,
Inc.
b
84,560
Shares Common Stock  22.3% Value
Health Care  3.0% - continued
17,662 Progyny, Inc.
b
$ 403,400
3,190 Prothena Corporation plc
b
29,348
504 PTC Therapeutics, Inc.
b
25,119
1,083 QIAGEN NV 46,298
562 Quest Diagnostics, Inc. 100,160
1,576 Regeneron Pharmaceuticals, Inc. 943,646
13,745 Relay Therapeutics, Inc.
b
45,771
13,688 Repligen Corporation
b
1,888,807
52 Revvity, Inc. 4,858
4,417 Rocket Pharmaceuticals, Inc.
b
33,702
28,134 Royalty Pharma plc 923,358
26,945 RxSight, Inc.
b
396,630
50,032 Sanofi SA ADR 2,749,258
1,488 Scholar Rock Holding Corporation
b
48,970
61,817 scPharmaceuticals, Inc.
b
157,633
3,080 STERIS plc 692,199
32,560 Stevanato Group SPA 679,202
4,370 Stryker Corporation 1,634,030
921 Teleflex, Inc. 126,223
1,595 Tenet Healthcare Corporation
b
228,005
5,527 Thermo Fisher Scientific, Inc. 2,371,083
25,257 Twist Bioscience Corporation
b
967,848
367 United Therapeutics Corporation
b
111,234
13,730 UnitedHealth Group, Inc. 5,649,071
1,847 Vaxcyte, Inc.
b
66,196
324 Veeva Systems, Inc.
b
75,716
16,728 Vericel Corporation
b
635,999
5,988 Vertex Pharmaceuticals, Inc.
b
3,050,886
23,174 Viatris, Inc. 195,125
14,106 Viemed Healthcare, Inc.
b
99,729
3,016 Viking Therapeutics, Inc.
b
87,072
760 Waters Corporation
b
264,275
2,406 Waystar Holding Corporation
b
89,431
2,764 West Pharmaceutical Services,
Inc. 584,006
5,670 Xencor, Inc.
b
62,483
2,532 Xenon Pharmaceuticals, Inc.
b
96,722
5,833 Zentalis Pharmaceuticals, Inc.
b
8,283
23,561 Zimmer Biomet Holdings, Inc. 2,427,961
8,416 Zoetis, Inc. 1,316,262
Total 109,448,755
Industrials  2.9%
3,885 A.O. Smith Corporation 263,636
6,147 Advanced Drainage Systems, Inc. 697,623
9,021 AECOM 889,922
3,378 Air Lease Corporation 157,955
815 Alaska Air Group, Inc.
b
36,080
2,273 Allegheny Technologies, Inc.
b
123,606
1,155 Allegion plc 160,776
4,414 Allison Transmission Holdings, Inc. 407,147
45,393 Amentum Holdings, Inc.
b
990,475
15,399 AMETEK, Inc. 2,611,362
357 Applied Industrial Technologies,
Inc. 86,851
1,250 Arcosa, Inc. 100,087
117 Argan, Inc. 17,916
5,017 Armstrong World Industries, Inc. 727,565
6,378 Array Technologies, Inc.
b
30,487
21,320 Atmus Filtration Technologies, Inc. 739,164
10,872 Automatic Data Processing, Inc. 3,268,123
276 Axon Enterprise, Inc.
b
169,271
14,476 Badger Infrastructure Solutions,
Ltd. 412,460
10,109 Barrett Business Services, Inc. 410,021

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  22.3% Value
Industrials  2.9% - continued
6,379 Brady Corporation $ 448,380
21,280 BWX Technologies, Inc. 2,322,074
2,302 C.H. Robinson Worldwide, Inc. 205,384
6 CACI International, Inc.
b
2,747
8,253 Casella Waste Systems, Inc.
b
969,315
8,544 Caterpillar, Inc. 2,642,403
33,867 CECO Environmental Corporation
b
805,696
5,084 Clean Harbors, Inc.
b
1,087,671
209,485 CNH Industrial NV 2,423,741
198 CSW Industrials, Inc. 61,871
160,277 CSX Corporation 4,498,975
353 Cummins, Inc. 103,726
1,898 Curtiss-Wright Corporation 654,601
7,054 Dayforce, Inc.
b
408,215
64,052 Delta Air Lines, Inc. 2,666,485
5,896 DNOW, Inc.
b
93,570
18 Dover Corporation 3,072
2,187 EMCOR Group, Inc. 876,331
2,513 Energy Recovery, Inc.
b
38,826
30,464 Enerpac Tool Group Corporation 1,229,832
7,137 EnPro, Inc. 1,066,268
48,194 ExlService Holdings, Inc.
b
2,336,445
1,331 Expeditors International of
Washington, Inc. 146,290
34,602 Fastenal Company 2,801,724
13,892 Federal Signal Corporation 1,131,226
14,715 Ferguson Enterprises, Inc. 2,496,547
52,961 Flowserve Corporation 2,395,426
2,297 Fortive Corporation 160,078
4,139 Frontier Group Holdings, Inc.
b
12,334
72,795 Gates Industrial Corporation plc
b
1,377,281
8,108 General Dynamics Corporation 2,206,349
413 Gorman-Rupp Company 14,810
11,774 Graco, Inc. 960,876
12,942 Great Lakes Dredge & Dock
Corporation
b
117,643
8,982 Helios Technologies, Inc. 244,849
477 Herc Holdings, Inc. 52,203
27,412 Hexcel Corporation 1,328,660
14,632 Honeywell International, Inc. 3,080,036
16,875 Howmet Aerospace, Inc. 2,338,538
6,635 Hudson Technologies, Inc.
b
44,388
4,155 IDEX Corporation 722,845
1,189 IES Holdings, Inc.
b
233,853
16,315 Ingersoll Rand, Inc. 1,230,640
3,586 ITT Corporation 491,354
14,782 Jacobs Solutions, Inc. 1,830,012
11,281 JB Hunt Transport Services, Inc. 1,473,073
2,772 Kirby Corporation
b
267,138
7,819 Knight-Swift Transportation
Holdings, Inc. 306,270
19,632 Korn Ferry 1,211,294
10,727 L3Harris Technologies, Inc. 2,360,155
6,170 Landstar System, Inc. 827,706
1,297 Leidos Holdings, Inc. 190,892
5,708 Limbach Holdings, Inc.
b
546,484
786 Lincoln Electric Holdings, Inc. 138,493
5,657 Lockheed Martin Corporation 2,702,632
1,663 ManpowerGroup, Inc. 71,625
6,923 Masco Corporation 419,603
87,630 Masterbrand, Inc.
b
1,064,705
2,246 McGrath RentCorp 239,581
3,122 Miller Industries, Inc. 127,409
7,010 Moog, Inc. 1,172,423
20,733 Mueller Water Products, Inc. 544,034
Shares Common Stock  22.3% Value
Industrials  2.9% - continued
2,171 NEXTracker, Inc.
b
$ 88,164
15,763 nVent Electric plc 865,546
7,179 Old Dominion Freight Line, Inc. 1,100,397
2,545 Otis Worldwide Corporation 245,007
1,388 Owens Corning, Inc. 201,829
1,157 PACCAR, Inc. 104,373
4,982 Parker-Hannifin Corporation 3,014,409
148 Paylocity Holding Corporation
b
28,431
8,854 Pentair plc 803,323
654 Pitney Bowes, Inc. 5,677
704 Quanta Services, Inc. 206,054
3,568 RBC Bearings, Inc.
b
1,172,338
5,651 Regal Rexnord Corporation 598,102
540 Republic Services, Inc. 135,405
4,091 Rockwell Automation, Inc. 1,013,259
12,947 Schneider National, Inc. 278,231
18,034 Shoals Technologies Group, Inc.
b
65,103
127 SkyWest, Inc.
b
11,325
5,020 Southwest Airlines Company
a
140,359
584 SPX Technologies, Inc.
b
78,344
824 SS&C Technologies Holdings, Inc. 62,294
4,533 Stanley Black & Decker, Inc. 272,071
6,208 Sterling Construction Company,
Inc.
b
927,661
7,562 Timken Company 485,859
9,589 Trane Technologies plc 3,675,560
72 TransDigm Group, Inc. 101,741
10,488 TransUnion 870,084
5,189 Trex Company, Inc.
b
300,028
2,603 Trinity Industries, Inc. 65,335
31,946 Uber Technologies, Inc.
b
2,587,945
2,935 UFP Industries, Inc. 290,125
1,119 UL Solutions, Inc. 63,996
854 UniFirst Corporation/MA 152,413
1,305 Union Pacific Corporation 281,436
12,219 United Airlines Holdings, Inc.
b
840,912
22,491 United Parcel Service, Inc. 2,143,392
363 United Rentals, Inc. 229,216
9,409 Verisk Analytics, Inc. 2,789,110
4,015 Verra Mobility Corporation
b
87,527
536 Wabtec Corporation 99,021
6,554 Waste Connections, Inc. 1,295,267
2,254 Waste Management, Inc. 525,993
1,751 Watsco, Inc. 805,180
29,039 WNS Holdings, Ltd.
b
1,757,440
37 Xylem, Inc. 4,461
Total 107,197,377
Information Technology  5.1%
1,261 Adobe, Inc.
b
472,850
12,959 Agilysys, Inc.
b
963,502
1,783 Ambarella, Inc.
b
85,566
76,691 Amphenol Corporation 5,901,372
128,228 Apple, Inc. 27,248,450
9,671 Applied Materials, Inc. 1,457,516
47,366 Arista Networks, Inc.
b
3,896,801
481 Astera Labs, Inc.
b
31,414
239 Atlassian Corporation
b
54,566
8,985 Aurora Innovation, Inc.
b
65,051
15,339 Autodesk, Inc.
b
4,206,721
387 BILL Holdings, Inc.
b
17,636
14,988 BlackLine, Inc.
b
707,883
50,881 Broadcom, Inc. 9,793,066
2,151 C3.ai, Inc.
b
47,343
6,952 CDW Corporation 1,116,213

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  22.3% Value
Information Technology  5.1% - continued
6,156 Ciena Corporation
b
$ 413,437
123,719 Cisco Systems, Inc. 7,142,298
3,798 Clearwater Analytics Holdings,
Inc.
b
86,367
964 Coherent Corporation
b
62,004
1,122 CommVault Systems, Inc.
b
187,520
525 Consensus Cloud Solutions, Inc.
b
10,426
6,989 Crane NXT Company 327,924
2,901 Credo Technology Group Holding,
Ltd.
b
124,888
2,610 CrowdStrike Holdings, Inc.
b
1,119,351
7,771 CyberArk Software, Ltd.
b
2,736,635
1,326 Datadog, Inc.
b
135,464
9,206 Descartes Systems Group, Inc.
b
970,220
4,356 DocuSign, Inc.
b
356,103
4,375 Dolby Laboratories, Inc. 335,956
21,206 Dynatrace Holdings, LLC
b
996,046
1,239 Elastic NV
b
106,802
572 Enphase Energy, Inc.
b
25,505
1,654 Expensify, Inc.
b
4,896
1,333 F5, Inc.
b
352,898
4,536 Fabrinet
b
930,152
535 Fair Isaac Corporation
b
1,064,479
507 FARO Technologies, Inc.
b
14,911
277 First Solar, Inc.
b
34,852
8,589 Flex, Ltd.
b
294,946
16,124 Fortinet, Inc.
b
1,673,026
18,554 Freshworks, Inc.
b
274,043
2,058 Gartner, Inc.
b
866,583
2,015 Gen Digital, Inc. 52,128
38,515 Gitlab, Inc.
b
1,797,495
4,066 Globant SA
a,b
478,040
12,048 Guidewire Software, Inc.
b
2,467,069
2,004 HubSpot, Inc.
b
1,225,446
7,288 Impinj, Inc.
b
671,443
15,701 International Business Machines
Corporation 3,796,816
839 IPG Photonics Corporation
b
50,248
813 Itron, Inc.
b
90,479
56,577 JFrog, Ltd.
b
1,910,605
2,198 Keysight Technologies, Inc.
b
319,589
1,489 Lam Research Corporation 106,717
25,782 Lattice Semiconductor
Corporation
b
1,261,513
1,388 Littelfuse, Inc. 253,046
164 MACOM Technology Solutions
Holdings, Inc.
b
17,015
8,983 Marvell Technology, Inc. 524,338
13,259 Micron Technology, Inc. 1,020,280
80,270 Microsoft Corporation 31,727,520
699 MicroStrategy, Inc.
a,b
265,697
606 Mirion Technologies, Inc.
b
9,563
4,001 MongoDB, Inc.
b
688,852
31 Monolithic Power Systems, Inc. 18,386
5,722 Motorola Solutions, Inc. 2,519,912
6,117 NetApp, Inc. 549,001
232,617 NVIDIA Corporation 25,336,644
843 Okta, Inc.
b
94,551
2,834 ON Semiconductor Corporation
b
112,510
12,944 Onto Innovation, Inc.
b
1,578,780
21,115 Palantir Technologies, Inc.
b
2,500,861
14,883 Pegasystems, Inc. 1,370,427
1,548 Plexus Corporation
b
189,522
416 Procore Technologies, Inc.
b
26,661
6,669 PTC, Inc.
b
1,033,495
Shares Common Stock  22.3% Value
Information Technology  5.1% - continued
2,505 Q2 Holdings, Inc.
b
$ 198,521
3,398 Qorvo, Inc.
b
243,535
34,050 QUALCOMM, Inc. 5,055,063
9,742 Salesforce, Inc. 2,617,773
73,227 Samsung Electronics Company,
Ltd. 2,857,137
4,794 SAP SE ADR 1,400,759
5,316 ServiceNow, Inc.
b
5,076,833
4,015 Silicon Laboratories, Inc.
b
408,566
2,268 Skyworks Solutions, Inc. 145,787
13,367 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,228,145
25,280 TD SYNNEX Corporation 2,801,024
1,590 TE Connectivity plc 232,744
737 Teledyne Technologies, Inc.
b
343,464
2,042 Tenable Holdings, Inc.
b
62,424
34,354 Trimble, Inc.
b
2,134,758
41,372 TTM Technologies, Inc.
b
828,267
1,996 Tyler Technologies, Inc.
b
1,084,427
5,877 VeriSign, Inc.
b
1,658,019
604 Vontier Corporation 19,213
752 Zebra Technologies Corporation
b
188,241
Total 190,363,031
Materials  0.8%
1,299 Albemarle Corporation 76,056
810 Alcoa Corporation 19,869
25,304 Amcor plc
a
232,797
562 AptarGroup, Inc. 84,272
4,602 Aspen Aerogels, Inc.
b
24,851
5,570 Avient Corporation 185,537
21,417 Axalta Coating Systems, Ltd.
b
696,053
977 Balchem Corporation 152,949
41,771 CF Industries Holdings, Inc. 3,273,593
9,832 Chemours Company 121,720
37,176 Constellium SE
b
375,849
29,910 Corteva, Inc. 1,854,121
38,769 DuPont de Nemours, Inc. 2,558,366
304 Eagle Materials, Inc. 68,823
18,663 Eastman Chemical Company 1,437,051
16,687 Ecolab, Inc. 4,195,612
20,668 Element Solutions, Inc. 421,834
3,577 FMC Corporation 149,948
2,072 Freeport-McMoRan, Inc. 74,654
5,762 Greif, Inc. 302,390
20,910 Hecla Mining Company 119,605
8,817 Ingevity Corporation
b
290,785
1,434 Innospec, Inc. 128,314
2,653 International Flavors & Fragrances,
Inc. 208,154
23,005 Ivanhoe Mines, Ltd.
b
204,252
2,167 Kaiser Aluminum Corporation 139,685
1,659 Koppers Holdings, Inc. 41,575
6,187 Linde plc 2,804,134
226 LyondellBasell Industries NV 13,155
4,025 Magnera Corporation
b
59,047
1,687 Martin Marietta Materials, Inc. 883,954
1,566 Minerals Technologies, Inc. 80,790
9,123 Mosaic Company 277,339
25,047 Nucor Corporation 2,989,860
3,112 O-I Glass, Inc.
b
39,398
29,680 Olin Corporation 641,682
4,177 Packaging Corporation of America 775,293
1,455 PPG Industries, Inc. 158,391

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  22.3% Value
Materials  0.8% - continued
2,105 Royal Gold, Inc. $ 384,605
5,978 RPM International, Inc. 638,151
3,341 Sealed Air Corporation 92,078
5,959 Sensient Technologies Corporation 559,848
4,334 Sonoco Products Company 177,694
3,436 Steel Dynamics, Inc. 445,684
928 Stepan Company 46,920
9,588 Trinseo plc 38,160
25,714 Tronox Holdings plc 139,113
559 United States Lime & Minerals, Inc. 52,272
5,408 United States Steel Corporation 236,384
1,218 Vulcan Materials Company 319,518
5,080 West Fraser Timber Company, Ltd. 375,818
Total 29,668,003
Real Estate  0.8%
1,622 Agree Realty Corporation 125,883
5,609 Alexandria Real Estate Equities,
Inc. 407,550
756 Alpine Income Property Trust, Inc. 11,680
8,129 Anywhere Real Estate, Inc.
b
28,126
4,760 AvalonBay Communities, Inc. 999,505
9,027 Brixmor Property Group, Inc. 224,863
27,744 Broadstone Net Lease, Inc. 448,898
596 CareTrust REIT, Inc. 17,445
21,063 CBRE Group, Inc.
b
2,573,477
8,429 Chatham Lodging Trust 57,907
5,886 Colliers International Group, Inc. 702,612
12,235 Compass, Inc.
b
94,454
11,553 CoStar Group, Inc.
b
856,886
2,792 Cousins Properties, Inc. 76,892
23,767 Crown Castle, Inc. 2,513,598
8,519 Curbline Properties Corporation 195,000
28,915 Cushman and Wakefield plc
b
270,934
15,162 Douglas Elliman, Inc.
b
25,169
5,688 EPR Properties 281,499
1,087 Equinix, Inc. 935,635
101,417 Essential Properties Realty Trust,
Inc. 3,262,585
543 Essex Property Trust, Inc. 151,578
776 Extra Space Storage, Inc. 113,699
7,616 First Industrial Realty Trust, Inc. 362,369
11,849 Global Net Lease, Inc. 89,460
122,075 Healthcare Realty Trust, Inc. 1,895,825
1,591 Host Hotels & Resorts, Inc. 22,465
524 Howard Hughes Holdings, Inc.
b
34,862
5,133 Independence Realty Trust, Inc. 99,734
25,376 Industrial Logistics Properties Trust 66,485
8,544 Innovative Industrial Properties,
Inc. 464,025
14,766 InvenTrust Properties Corporation 411,381
32,571 National Storage Affiliates Trust 1,211,641
16,875 NetSTREIT Corporation 274,556
54,325 Outfront Media, Inc. 821,937
53,821 Park Hotels & Resorts, Inc. 534,981
3,736 Peakstone Realty Trust 43,001
20,542 Pebblebrook Hotel Trust 185,905
1,203 RE/MAX Holdings, Inc.
b
9,203
48,015 RLJ Lodging Trust 336,585
1,470 RMR Group, Inc. 21,580
582 Ryman Hospitality Properties 51,187
169,648 Sabra Health Care REIT, Inc. 3,028,217
2,169 Safehold, Inc. 34,162
1,257 SBA Communications Corporation 305,954
4,572 Sila Realty Trust, Inc. 117,775
Shares Common Stock  22.3% Value
Real Estate  0.8% - continued
21,992 STAG Industrial, Inc. $ 726,396
55,133 Tanger, Inc. 1,737,241
13,903 Terreno Realty Corporation 783,156
189,174 Uniti Group, Inc. 930,736
5,522 Zillow Group, Inc., Class A
b
364,342
8,765 Zillow Group, Inc., Class C
b
590,147
Total 29,931,183
Utilities  0.8%
127,944 AES Corporation 1,279,440
3,270 Alliant Energy Corporation 199,601
2,491 American States Water Company 202,045
5,824 American Water Works Company,
Inc. 856,186
681 Artesian Resources Corporation 24,189
5,923 Black Hills Corporation 360,711
4,310 Brookfield Infrastructure
Corporation 161,366
237 Brookfield Renewable Corporation 6,745
1,164 California Water Service Group 58,957
5,468 CenterPoint Energy, Inc. 212,049
9,823 Clearway Energy, Inc., Class A 268,659
18,175 Clearway Energy, Inc., Class C 533,254
9,965 Constellation Energy Corporation 2,226,580
32,815 Duke Energy Corporation 4,004,086
12,058 Edison International 645,224
52,831 Entergy Corporation 4,393,954
4,532 Essential Utilities, Inc. 186,401
2,847 Eversource Energy 169,340
17,550 Hawaiian Electric Industries, Inc.
b
184,275
1,238 Middlesex Water Company 78,143
5,156 NiSource, Inc. 201,651
2,818 Northwestern Energy Group, Inc. 164,092
176 NRG Energy, Inc. 19,286
66,733 PG&E Corporation 1,102,429
7,085 Portland General Electric
Company 298,420
30,845 Public Service Enterprise Group,
Inc. 2,465,441
3,792 Spire, Inc. 290,240
153,451 UGI Corporation 5,031,658
19,613 Vistra Energy Corporation 2,542,433
46,450 XPLR Infrastructure, LP 382,748
Total 28,549,603
Total Common Stock
(cost $695,094,695) 826,972,223
Principal
Amount Long-Term Fixed Income 20.3% Value
Asset-Backed Securities  0.4%
Access Group, Inc.
$ 11,718
4.968%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
11,663
ALLO Issuer, LLC
1,100,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
1,107,042
Balboa Bay Loan Funding, Ltd.
1,000,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
977,704

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Asset-Backed Securities  0.4% - continued
$ 750,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
$ 750,017
CarVal CLO I, Ltd.
600,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
599,812
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
502,144
Commonbond Student Loan Trust
13,393
4.941%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
13,218
Foundation Finance Trust
217,870
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
204,522
GSAA Home Equity Trust
1,534,801
4.310%,  8/25/2034, Ser.
2004-10, Class M2
d
1,438,702
Hertz Vehicle Financing III, LLC
550,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
549,419
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
861,272
HTAP
571,614
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
569,144
HTAP Issuer Trust
654,190
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
648,423
Laurel Road Prime Student Loan
Trust
268,863
5.950%,  11/25/2043, Ser.
2018-D, Class A
c,d
255,577
MFA Trust
571,433
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
572,608
National Collegiate Trust
129,061
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
126,120
Oak Street Investment
632,322
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
608,939
Palmer Square Loan Funding, Ltd.
575,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
561,847
Pretium Mortgage Credit Partners,
LLC
1,282,264
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
1,276,969
600,000
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e,f,g
600,000
Sunnova Hestia II Issuer, LLC
609,318
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,h
607,412
Principal
Amount Long-Term Fixed Income  20.3% Value
Asset-Backed Securities  0.4% - continued
Unlock HEA Trust
$ 533,342
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
$ 533,061
772,245
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
759,259
Vericrest Opportunity Loan
Transferee
53,124
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c
53,024
62,959
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
62,918
398,559
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
398,127
383,574
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
376,589
Wind River CLO, Ltd.
296,570
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
296,549
Total 15,322,081
Basic Materials  0.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
113,000 8.625%,  6/15/2029
c
116,641
Alumina, Pty. Ltd.
164,000 6.125%,  3/15/2030
c
162,631
ATI, Inc.
116,000 7.250%,  8/15/2030 120,643
Avient Corporation
115,000 6.250%,  11/1/2031
c
113,771
Axalta Coating Systems Dutch
Holding B BV
132,000 7.250%,  2/15/2031
c
136,682
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
c
179,018
Celanese US Holdings, LLC
134,000 6.600%,  11/15/2028 135,466
56,000 6.500%,  4/15/2030 54,719
77,000 6.629%,  7/15/2032 75,702
124,000 6.750%,  4/15/2033 116,397
Cerdia Finanz GmbH
131,000 9.375%,  10/3/2031
c
131,819
Chemours Company
184,000 5.750%,  11/15/2028
c
166,671
Chevron Phillips Chemical
Company, LLC/Chevron Phillips
Chemical Company, LP
409,000 4.750%,  5/15/2030
c
411,744
Cleveland-Cliffs, Inc.
72,000 5.875%,  6/1/2027 71,032
244,000 4.625%,  3/1/2029
a,c
222,447
89,000 6.875%,  11/1/2029
c
86,199
140,000 4.875%,  3/1/2031
c
120,092
52,000 7.375%,  5/1/2033
c
48,883
65,000 6.250%,  10/1/2040 51,322
Consolidated Energy Finance SA
223,000 5.625%,  10/15/2028
c
173,548

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Basic Materials  0.2% - continued
CVR Partners, LP/CVR Nitrogen
Finance Corporation
$ 146,000 6.125%,  6/15/2028
c
$ 141,104
Eastman Chemical Company
316,000 5.000%,  8/1/2029 318,394
First Quantum Minerals, Ltd.
38,000 6.875%,  10/15/2027
c
37,534
FMC Corporation
230,000 5.150%,  5/18/2026 230,285
FMG Resources August 2006, Pty.
Ltd.
40,000 4.500%,  9/15/2027
c
39,019
65,000 5.875%,  4/15/2030
c
64,263
67,000 6.125%,  4/15/2032
c
66,028
Glencore Funding, LLC
325,000 4.000%,  3/27/2027
c
321,416
421,000 4.907%,  4/1/2028
c
425,233
Hecla Mining Company
110,000 7.250%,  2/15/2028 110,277
Hudbay Minerals, Inc.
109,000 4.500%,  4/1/2026
c
106,962
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
75,000 9.000%,  7/1/2028
c
75,077
INEOS Finance plc
195,000 7.500%,  4/15/2029
c
183,158
International Flavors & Fragrances,
Inc.
272,000 1.230%,  10/1/2025
c
267,109
Magnera Corporation
172,000 7.250%,  11/15/2031
c
162,648
Mercer International, Inc.
76,000 5.125%,  2/1/2029 62,513
Methanex Corporation
95,000 5.125%,  10/15/2027 93,251
64,000 5.250%,  12/15/2029 60,788
Methanex US Operations, Inc.
71,000 6.250%,  3/15/2032
c
67,230
Mineral Resources, Ltd.
100,000 9.250%,  10/1/2028
c
94,571
46,000 8.500%,  5/1/2030
c
41,787
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
91,000 5.350%,  3/15/2034 92,515
Novelis Corporation
29,000 3.250%,  11/15/2026
c
28,125
68,000 4.750%,  1/30/2030
c
63,232
90,000 3.875%,  8/15/2031
c
77,677
Olin Corporation
78,000 6.625%,  4/1/2033
c
74,010
Orbia Advance Corporation SAB
de CV
334,000 6.800%,  5/13/2030
c
333,766
Sherwin-Williams Company
257,000 4.800%,  9/1/2031 257,293
Smurfit Kappa Treasury, ULC
253,000 5.777%,  4/3/2054
c
242,543
SNF Group SACA
147,000 3.375%,  3/15/2030
c
132,893
Steel Dynamics, Inc.
159,000 5.250%,  5/15/2035 157,523
Principal
Amount Long-Term Fixed Income  20.3% Value
Basic Materials  0.2% - continued
SunCoke Energy, Inc.
$ 269,000 4.875%,  6/30/2029
c
$ 247,122
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
132,271
Tronox, Inc.
65,000 4.625%,  3/15/2029
a,c
52,616
WR Grace Holdings, LLC
50,000 4.875%,  6/15/2027
c
48,405
Total 7,604,065
Capital Goods  0.4%
Advanced Drainage Systems, Inc.
133,000 6.375%,  6/15/2030
c
135,052
AECOM
59,000 5.125%,  3/15/2027 58,866
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
c
14,178
157,000 6.375%,  3/15/2033
c
157,707
Axon Enterprise, Inc.
92,000 6.125%,  3/15/2030
c
93,601
92,000 6.250%,  3/15/2033
c
93,769
BAE Systems plc
200,000 5.500%,  3/26/2054
c
194,168
200,000 5.250%,  3/26/2031
c
205,000
Ball Corporation
81,000 3.125%,  9/15/2031 70,751
Beacon Roofing Supply, Inc.
116,000 6.750%,  4/30/2032
c
116,300
Boeing Company
265,000 5.040%,  5/1/2027 266,780
162,000 6.259%,  5/1/2027 166,876
194,000 6.388%,  5/1/2031 207,011
360,000 5.705%,  5/1/2040 349,475
Bombardier, Inc.
120,000 6.000%,  2/15/2028
c
118,669
111,000 7.250%,  7/1/2031
c
113,648
185,000 7.000%,  6/1/2032
a,c
187,170
Brundage-Bone Concrete
Pumping Holdings, Inc.
208,000 7.500%,  2/1/2032
c
202,974
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
134,324
106,000 6.375%,  3/1/2034
c
105,209
Camelot Return Merger Sub, Inc.
97,000 8.750%,  8/1/2028
c
84,120
Canpack SA/Canpack US, LLC
211,000 3.875%,  11/15/2029
c
193,138
Carrier Global Corporation
276,000 2.700%,  2/15/2031 248,159
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
c
179,485
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
c
132,418
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
23,169
125,000 6.875%,  1/15/2030
c
127,006
50,000 8.750%,  4/15/2030
c
51,516
76,000 6.750%,  4/15/2032
c
77,710

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Capital Goods  0.4% - continued
Cornerstone Building Brands, Inc.
$ 34,000 9.500%,  8/15/2029
c
$ 29,580
Crown Cork & Seal Company, Inc.
95,000 7.375%,  12/15/2026 97,698
Emerson Electric Company
232,000 5.000%,  3/15/2035 235,394
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
203,000 6.625%,  12/15/2030
c
205,864
ESAB Corporation
122,000 6.250%,  4/15/2029
c
123,785
General Dynamics Corporation
86,000 4.950%,  8/15/2035
f
86,285
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
c
110,497
H&E Equipment Services, Inc.
111,000 3.875%,  12/15/2028
c
110,529
Herc Holdings, Inc.
42,000 5.500%,  7/15/2027
c
41,529
105,000 6.625%,  6/15/2029
c
103,731
Holcim Finance US, LLC
232,000 5.400%,  4/7/2035
c
231,884
Ingersoll Rand, Inc.
291,000 5.176%,  6/15/2029 296,732
60,000 5.700%,  8/14/2033 61,660
Lockheed Martin Corporation
11,000 5.200%,  2/15/2064 9,983
78,000 6.150%,  9/1/2036 85,153
Martin Marietta Materials, Inc.
140,000 5.150%,  12/1/2034 139,239
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
91,070
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
c
154,090
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
190,263
Nordson Corporation
234,000 5.600%,  9/15/2028 241,456
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 426,290
OI European Group BV
141,000 4.750%,  2/15/2030
c
130,545
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
92,766
53,000 7.375%,  6/1/2032
a,c
51,718
Quikrete Holdings, Inc.
271,000 6.375%,  3/1/2032
c
272,527
68,000 6.750%,  3/1/2033
c
68,254
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026 285,631
Resideo Funding, Inc.
136,000 6.500%,  7/15/2032
c
134,910
Reworld Holding Corporation
90,000 4.875%,  12/1/2029
c
84,094
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
c
124,267
Principal
Amount Long-Term Fixed Income  20.3% Value
Capital Goods  0.4% - continued
RTX Corporation
$ 79,000 6.400%,  3/15/2054 $ 84,817
186,000 4.125%,  11/16/2028 184,512
375,000 4.450%,  11/16/2038 340,093
353,000 4.500%,  6/1/2042 306,619
Sealed Air Corporation/Sealed Air
Corporation (US)
104,000 6.125%,  2/1/2028
c
104,768
Smyrna Ready Mix Concrete, LLC
252,000 8.875%,  11/15/2031
c
258,547
Sonoco Products Company
277,000 4.600%,  9/1/2029 273,003
Spirit AeroSystems, Inc.
640,000 4.600%,  6/15/2028 618,691
42,000 9.750%,  11/15/2030
c
46,490
SRM Escrow Issuer, LLC
37,000 6.000%,  11/1/2028
c
36,149
Standard Building Solutions, Inc.
76,000 6.500%,  8/15/2032
c
76,946
Standard Industries, Inc./NY
65,000 4.750%,  1/15/2028
c
63,612
65,000 3.375%,  1/15/2031
c
57,392
Textron, Inc.
338,000 3.375%,  3/1/2028 326,862
TopBuild Corporation
46,000 4.125%,  2/15/2032
c
41,396
Trane Technologies Financing, Ltd.
211,000 5.100%,  6/13/2034 211,636
TransDigm, Inc.
159,000 6.750%,  8/15/2028
c
162,195
365,000 7.125%,  12/1/2031
c
379,376
183,000 6.625%,  3/1/2032
c
187,457
171,000 6.000%,  1/15/2033
c
170,645
Trivium Packaging Finance
98,000 5.500%,  8/15/2026
c
97,037
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 177,442
170,000 4.000%,  7/15/2030 158,356
Veralto Corporation
232,000 5.350%,  9/18/2028 239,439
Waste Pro USA, Inc.
154,000 7.000%,  2/1/2033
c
157,123
WESCO Distribution, Inc.
65,000 6.375%,  3/15/2029
c
65,859
46,000 6.625%,  3/15/2032
c
46,792
119,000 6.375%,  3/15/2033
c
120,382
Total 13,419,309
Collateralized Mortgage Obligations  0.9%
A&D Mortgage Trust
556,845
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
563,688
Alternative Loan Trust
105,189
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 53,741
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
920,125

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Collateralized Mortgage Obligations  0.9% -
continued
BINOM Securitization Trust
$ 372,820
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
$ 338,318
CHNGE Mortgage Trust
451,203
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
456,011
674,624
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
675,934
Citicorp Mortgage Securities, Inc.
350,195
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 316,188
COLT Mortgage Loan Trust
677,227
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
604,714
Countrywide Alternative Loan Trust
118,558
4.142%,  10/25/2035, Ser.
2005-43, Class 4A1
d
96,107
569,540
7.000%,  10/25/2037, Ser.
2007-24, Class A10 192,160
CSMC Trust
350,639
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
350,027
422,746
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
361,408
Federal Home Loan Mortgage
Corporation - REMIC
1,333,657
4.000%,  1/25/2051, Ser.
5249, Class LA 1,312,857
800,000
5.000%,  1/25/2055, Ser.
5490, Class LB 772,583
1,600,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,594,784
151,794
3.000%,  2/15/2033, Ser.
4170, Class IG
i
10,239
440,970
3.000%,  3/15/2033, Ser.
4180, Class PI
i
36,994
994,406
4.500%,  10/15/2033, Ser.
2695, Class BH 999,753
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 889,032
Federal National Mortgage
Association - REMIC
1,150,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,087,532
1,262,808
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,259,343
1,120,443
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 904,005
272,483
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
6,070
Flagstar Mortgage Trust
434,841
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
390,877
GCAT Trust
568,410
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
518,413
1,139,226
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,144,077
GS Mortgage-Backed Securities
Trust
963,178
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
818,099
Principal
Amount Long-Term Fixed Income  20.3% Value
Collateralized Mortgage Obligations  0.9% -
continued
GSR Mortgage Loan Trust
$ 529,060
5.941%,  9/25/2034, Ser.
2004-11, Class 2A2
d
$ 508,596
J.P. Morgan Mortgage Trust
811,189
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
664,567
613,264
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
528,399
LHOME Mortgage Trust
600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
607,081
Mello Mortgage Capital
Acceptance
882,286
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
718,765
Merrill Lynch Alternative Note
Asset Trust
145,362
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 48,975
Morgan Stanley Residential
Mortgage Loan Trust
1,200,000
7.415%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,217,901
New Residential Mortgage Loan
Trust
1,715,186
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,401,628
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
518,132
Palisades Mortgage Loan Trust
490,996
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
487,857
PMT Loan Trust
1,250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,258,040
PRET Trust
668,053
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
642,474
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
509,864
RCO IX Mortgage, LLC
900,000
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e,g
900,000
Residential Accredit Loans, Inc.
Trust
148,016
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 130,338
Roc Mortgage Trust
117,178
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
116,979
Saluda Grade Alternative
Mortgage Trust
1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
1,003,816
800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
804,335
Toorak Mortgage Trust
575,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
574,359

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Collateralized Mortgage Obligations  0.9% -
continued
TRK Trust
$ 555,882
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
$ 490,246
TVC Mortgage Trust
650,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
647,576
Vericrest Opportunity Loan
Transferee
71,981
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
71,900
Verus Securitization Trust
301,435
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
269,018
Vontive Mortgage Trust
1,050,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,058,296
Total 31,852,221
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
930,689
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,441,576
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
580,962
BANK 2022-BNK39
3,964,494
0.526%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,i
94,848
BANK 2025-BNK49
5,298,603
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,i
260,742
900,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
928,952
BBCMS Mortgage Trust
1,325,000
5.990%,  5/15/2058, Ser.
2025-5C34, Class AS
d,f
1,375,568
6,959,802
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
d,i
483,140
5,499,056
1.929%,  10/15/2053, Ser.
2020-C8, Class XA
d,i
385,567
Benchmark Mortgage Trust
700,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM 727,740
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
h
1,489,743
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,005,913
Home Partners of America Trust
1,056,092
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,013,111
833,964
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
731,394
HTAP Issuer Trust
1,264,734
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,245,506
Principal
Amount Long-Term Fixed Income  20.3% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
Morgan Stanley Capital I Trust
$ 5,272,430
1.907%,  7/15/2053, Ser.
2020-HR8, Class XA
d,i
$ 387,680
Total 13,083,131
Communications Services  0.5%
AMC Networks, Inc.
160,000 10.250%,  1/15/2029
c
164,388
American Tower Corporation
100,000 3.375%,  10/15/2026 98,381
235,000 5.800%,  11/15/2028 244,728
275,000 2.900%,  1/15/2030 254,695
261,000 5.000%,  1/31/2030 265,144
392,000 4.900%,  3/15/2030 395,870
205,000 5.650%,  3/15/2033 211,803
AppLovin Corporation
296,000 5.500%,  12/1/2034 295,705
AT&T, Inc.
300,000 5.700%,  3/1/2057 284,663
342,000 3.650%,  6/1/2051 239,279
502,000 3.500%,  9/15/2053 336,002
230,000 5.400%,  2/15/2034 234,868
300,000 4.900%,  8/15/2037 283,405
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.125%,  5/1/2027
c
216,991
30,000 5.000%,  2/1/2028
c
29,270
143,000 5.375%,  6/1/2029
c
139,881
185,000 4.750%,  3/1/2030
c
174,646
231,000 4.500%,  8/15/2030
c
214,503
99,000 4.250%,  2/1/2031
c
89,449
412,000 4.750%,  2/1/2032
c
372,844
67,000 4.500%,  6/1/2033
c
58,295
237,000 4.250%,  1/15/2034
a,c
199,646
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
901,000 4.200%,  3/15/2028 885,342
284,000 6.100%,  6/1/2029 294,105
650,000 3.500%,  6/1/2041 444,219
Clear Channel Outdoor Holdings,
Inc.
132,000 5.125%,  8/15/2027
c
128,342
142,000 7.875%,  4/1/2030
c
142,064
Comcast Corporation
341,000 5.350%,  5/15/2053 312,820
130,000 4.400%,  8/15/2035 122,479
428,000 4.750%,  3/1/2044 375,172
Crown Castle, Inc.
300,000 4.900%,  9/1/2029 300,725
Deluxe Corporation
158,000 8.125%,  9/15/2029
c
158,212
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 669,451
DIRECTV Financing, LLC
38,000 8.875%,  2/1/2030
c
36,259
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
441,000 5.875%,  8/15/2027
c
426,215

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Communications Services  0.5% - continued
$ 124,000 10.000%,  2/15/2031
c
$ 117,427
FiberCop SPA
235,000 6.000%,  9/30/2034
c
217,016
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
195,778
GCI, LLC
79,000 4.750%,  10/15/2028
c
74,737
Gray Media, Inc.
70,000 10.500%,  7/15/2029
a,c
71,854
Iliad Holding SASU
172,000 8.500%,  4/15/2031
c
181,431
110,000 7.000%,  4/15/2032
c
111,499
LCPR Senior Secured Financing
DAC
139,000 6.750%,  10/15/2027
c
114,247
Level 3 Financing, Inc.
35,000 3.625%,  1/15/2029
c
27,037
63,680 10.500%,  4/15/2029
c
70,509
79,000 4.875%,  6/15/2029
c
68,927
63,681 11.000%,  11/15/2029
c
71,164
83,000 10.500%,  5/15/2030
c
89,729
33,000 10.750%,  12/15/2030
c
36,534
81,000 4.000%,  4/15/2031
c
63,199
Lumen Technologies, Inc.
35,851 4.125%,  4/15/2030
a,c
33,521
McGraw-Hill Education, Inc.
194,000 5.750%,  8/1/2028
c
190,044
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 168,670
411,000 5.400%,  8/15/2054 395,467
413,000 3.850%,  8/15/2032 394,063
Netflix, Inc.
272,000 5.375%,  11/15/2029
c
283,262
300,000 4.875%,  6/15/2030
c
306,320
Nexstar Media, Inc.
79,000 5.625%,  7/15/2027
c
78,261
105,000 4.750%,  11/1/2028
a,c
98,875
Omnicom Group, Inc.
210,000 4.200%,  6/1/2030 205,353
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
125,000 4.625%,  3/15/2030
a,c
115,512
Paramount Global
56,000 6.375%,  3/30/2062
d
53,868
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
c
128,140
Rogers Communications, Inc.
55,000 7.000%,  4/15/2055
d
55,411
173,000 7.125%,  4/15/2055
d
172,373
304,000 5.000%,  2/15/2029 306,608
Sinclair Television Group, Inc.
80,000 8.125%,  2/15/2033
c
79,189
Sirius XM Radio, LLC
215,000 5.000%,  8/1/2027
c
212,415
105,000 4.000%,  7/15/2028
c
98,776
125,000 4.125%,  7/1/2030
c
111,844
Sprint Capital Corporation
526,000 8.750%,  3/15/2032 631,350
Principal
Amount Long-Term Fixed Income  20.3% Value
Communications Services  0.5% - continued
Take-Two Interactive Software, Inc.
$ 221,000 5.600%,  6/12/2034 $ 225,042
TEGNA, Inc.
188,000 4.625%,  3/15/2028 179,629
Telecom Italia Capital SA
72,000 6.000%,  9/30/2034
a
69,493
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 372,205
352,000 4.850%,  1/15/2029 355,932
300,000 4.375%,  4/15/2040 261,939
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
30,000 10.500%,  2/15/2028
c
31,854
198,000 4.750%,  4/15/2028
c
189,499
82,000 6.500%,  2/15/2029
c
75,016
Univision Communications, Inc.
27,000 8.000%,  8/15/2028
c
26,226
197,000 4.500%,  5/1/2029
c
168,931
97,000 7.375%,  6/30/2030
c
88,352
117,000 8.500%,  7/31/2031
c
110,480
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 198,322
994,000 2.650%,  11/20/2040 698,742
500,000 3.400%,  3/22/2041 381,383
Viasat, Inc.
70,000 5.625%,  4/15/2027
c
68,576
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
a,c
63,123
Virgin Media Secured Finance plc
151,000 5.500%,  5/15/2029
c
145,385
Virgin Media Vendor Financing
Notes IV DAC
219,000 5.000%,  7/15/2028
c
211,806
VMED O2 UK Financing I plc
69,000 7.750%,  4/15/2032
c
69,618
Vodafone Group plc
80,000 4.125%,  6/4/2081
d
71,073
98,000 5.125%,  6/4/2081
d
72,861
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
205,072
Warnermedia Holdings, Inc.
648,000 4.279%,  3/15/2032 554,870
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
92,000 8.250%,  10/1/2031
c
94,182
Zegona Finance plc
133,000 8.625%,  7/15/2029
c
141,435
Ziggo Bond Company BV
70,000 5.125%,  2/28/2030
c
62,057
Ziggo BV
70,000 4.875%,  1/15/2030
c
64,445
Total 19,987,819
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
47,000 3.875%,  1/15/2028
c
45,129
104,000 4.375%,  1/15/2028
c
100,682
71,000 6.125%,  6/15/2029
c
72,123

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Cyclical  0.6% - continued
$ 122,000 5.625%,  9/15/2029
c
$ 121,596
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
a,c
44,548
72,000 7.500%,  2/15/2033
c
68,226
ADT Security Corporation
107,000 4.125%,  8/1/2029
c
100,968
107,000 4.875%,  7/15/2032
c
100,907
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
404,000 4.625%,  6/1/2028
c
386,850
Allison Transmission, Inc.
53,000 3.750%,  1/30/2031
c
47,615
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 291,952
American Axle & Manufacturing,
Inc.
182,000 5.000%,  10/1/2029
a
159,613
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
101,158
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
129,532
29,000 4.625%,  4/1/2030
c
26,585
Aston Martin Capital Holdings, Ltd.
119,000 10.000%,  3/31/2029
c
102,243
Bath & Body Works, Inc.
57,000 6.950%,  3/1/2033 56,442
Belron UK Finance plc
174,000 5.750%,  10/15/2029
c
173,778
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
c
139,843
Boyne USA, Inc.
105,000 4.750%,  5/15/2029
c
99,923
Brinker International, Inc.
148,000 8.250%,  7/15/2030
c
155,273
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
98,000 4.875%,  2/15/2030
c
85,314
Caesars Entertainment, Inc.
296,000 4.625%,  10/15/2029
a,c
273,253
78,000 6.500%,  2/15/2032
c
78,409
75,000 6.000%,  10/15/2032
a,c
70,706
Carnival Corporation
41,000 7.625%,  3/1/2026
c
41,053
357,000 5.750%,  3/1/2027
c
355,738
110,000 4.000%,  8/1/2028
c
104,913
181,000 6.000%,  5/1/2029
c
179,934
107,000 6.125%,  2/15/2033
c
106,095
Carvana Company
55,003
9.000%,PIK 0.000%,
12/1/2028
c,j
56,546
121,000 11.000%,  6/1/2030
c
128,120
159,000 9.000%,  6/1/2031
c
178,963
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
135,667
69,000 6.750%,  5/1/2031
c
69,688
Clarios Global, LP/Clarios US
Finance Company, Inc.
92,000 6.750%,  5/15/2028
c
93,437
Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Cyclical  0.6% - continued
Crocs, Inc.
$ 65,000 4.250%,  3/15/2029
c
$ 60,324
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
32,149
Dana, Inc.
64,000 5.625%,  6/15/2028 63,465
95,000 4.500%,  2/15/2032
a
85,493
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
35,195
Expedia Group, Inc.
431,000 5.400%,  2/15/2035 424,269
Ford Motor Credit Company, LLC
360,000 5.850%,  5/17/2027 358,424
354,000 2.900%,  2/10/2029 314,935
315,000 7.122%,  11/7/2033 317,225
Forestar Group, Inc.
148,000 6.500%,  3/15/2033
c
143,935
FORVIA SE
192,000 8.000%,  6/15/2030
c
191,151
Gap, Inc.
46,000 3.625%,  10/1/2029
c
41,590
171,000 3.875%,  10/1/2031
c
146,500
Garrett Motion Holdings, Inc./
Garrett LX I SARL
127,000 7.750%,  5/31/2032
c
126,744
General Motors Company
281,000 6.125%,  10/1/2025 282,052
General Motors Financial
Company, Inc.
120,000 5.400%,  5/8/2027 121,218
413,000 5.800%,  1/7/2029 421,519
400,000 4.900%,  10/6/2029 393,346
146,000 5.625%,  4/4/2032 144,878
Genting New York, LLC/GENNY
Capital, Inc.
139,000 7.250%,  10/1/2029
c
138,907
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
169,000 8.750%,  1/15/2032
c
135,376
GLP Capital, LP
469,000 5.750%,  6/1/2028 476,409
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
59,617
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 63,065
69,000 5.000%,  7/15/2029 65,630
119,000 5.250%,  4/30/2031 110,861
Group 1 Automotive, Inc.
126,000 6.375%,  1/15/2030
c
127,287
Hanesbrands, Inc.
140,000 9.000%,  2/15/2031
a,c
145,039
Harley-Davidson Financial
Services, Inc.
269,000 5.950%,  6/11/2029
c
267,889
Hilton Domestic Operating
Company, Inc.
292,000 4.875%,  1/15/2030 286,143
32,000 4.000%,  5/1/2031
c
29,347
187,000 3.625%,  2/15/2032
c
165,417

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Cyclical  0.6% - continued
Home Depot, Inc.
$ 228,000 4.250%,  4/1/2046 $ 189,287
340,000 3.900%,  6/15/2047 264,933
Hyundai Capital America
375,000 1.800%,  1/10/2028
c
346,271
310,000 5.300%,  6/24/2029
c
312,051
International Game Technology plc
336,000 5.250%,  1/15/2029
c
328,485
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
c
85,540
K Hovnanian Enterprises, Inc.
98,000 11.750%,  9/30/2029
c
103,828
KB Home
215,000 4.800%,  11/15/2029 207,502
L Brands, Inc.
240,000 6.625%,  10/1/2030
c
244,225
110,000 6.875%,  11/1/2035 110,023
Las Vegas Sands Corporation
208,000 5.900%,  6/1/2027 210,683
447,000 5.625%,  6/15/2028
f
448,026
Life Time, Inc.
98,000 6.000%,  11/15/2031
c
97,693
Light & Wonder International, Inc.
65,000 7.250%,  11/15/2029
c
66,268
Live Nation Entertainment, Inc.
71,000 4.750%,  10/15/2027
c
69,495
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 213,538
498,000 2.625%,  4/1/2031 444,456
Macy's Retail Holdings, LLC
74,000 5.875%,  4/1/2029
c
70,175
63,000 6.125%,  3/15/2032
a,c
56,725
75,000 4.500%,  12/15/2034 57,062
Marriott International, Inc./MD
231,000 5.100%,  4/15/2032 230,752
Match Group Holdings II, LLC
147,000 4.125%,  8/1/2030
c
132,928
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
125,307
McDonald's Corporation
470,000 4.450%,  3/1/2047 391,458
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
158,818
180,000 7.625%,  4/17/2032
c
173,658
Meritage Homes Corporation
306,000 5.650%,  3/15/2035 298,497
MGM Resorts International
67,000 4.625%,  9/1/2026 66,441
71,000 6.125%,  9/15/2029 70,679
Michaels Companies, Inc.
94,000 5.250%,  5/1/2028
c
48,982
NCL Corporation, Ltd.
12,000 5.875%,  3/15/2026
c
11,939
158,000 5.875%,  2/15/2027
c
157,263
149,000 6.750%,  2/1/2032
c
145,490
Nissan Motor Company, Ltd.
194,000 4.810%,  9/17/2030
c
179,271
Parkland Corporation
70,000 6.625%,  8/15/2032
c
69,678
Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Cyclical  0.6% - continued
PENN Entertainment, Inc.
$ 150,000 4.125%,  7/1/2029
a,c
$ 131,568
Phinia, Inc.
100,000 6.625%,  10/15/2032
c
98,123
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
56,000 5.750%,  4/15/2026
c
55,944
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
101,528
115,000 9.750%,  4/15/2029
c
121,303
177,000 8.125%,  12/15/2029
c,d,k
166,486
Raven Acquisition Holdings, LLC
179,000 6.875%,  11/15/2031
c
174,587
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
86,032
Royal Caribbean Cruises, Ltd.
288,000 4.250%,  7/1/2026
c
284,061
45,000 5.625%,  9/30/2031
c
44,654
51,000 6.000%,  2/1/2033
c
51,140
S&S Holdings, LLC
179,264 8.375%,  10/1/2031
c
168,463
Saks Global Enterprises, LLC
165,000 11.000%,  12/15/2029
c
100,079
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
72,000 6.625%,  3/1/2030
c
68,529
SeaWorld Parks and
Entertainment, Inc.
153,000 5.250%,  8/15/2029
c
145,422
Service Corporation International/
US
64,000 3.375%,  8/15/2030 57,301
47,000 4.000%,  5/15/2031 42,913
106,000 5.750%,  10/15/2032 104,647
Six Flags Entertainment
Corporation
40,000 7.000%,  7/1/2025
a,c
40,030
32,000 7.250%,  5/15/2031
c
32,439
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
32,000 5.375%,  4/15/2027 31,844
139,000 5.250%,  7/15/2029 132,149
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
32,000 6.625%,  5/1/2032
c
32,287
Sonic Automotive, Inc.
155,000 4.875%,  11/15/2031
c
141,510
Staples, Inc.
99,000 10.750%,  9/1/2029
c
85,775
Station Casinos, LLC
111,000 4.625%,  12/1/2031
c
100,341
Stellantis Finance US, Inc.
347,000 5.750%,  3/18/2030
c
347,136
200,000 6.450%,  3/18/2035
c
196,401
Target Corporation
342,000 2.950%,  1/15/2052 213,928

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Cyclical  0.6% - continued
Tenneco, Inc.
$ 144,000 8.000%,  11/17/2028
c
$ 137,565
Toyota Motor Credit Corporation
111,000 4.800%,  1/5/2034 110,406
Uber Technologies, Inc.
232,000 5.350%,  9/15/2054 212,482
285,000 4.800%,  9/15/2034 276,109
VICI Properties, LP/VICI Note
Company, Inc.
136,000 5.750%,  2/1/2027
c
137,464
176,000 4.125%,  8/15/2030
c
166,028
Victoria's Secret & Company
201,000 4.625%,  7/15/2029
a,c
175,242
Victra Holdings, LLC/Victra
Finance Corporation
47,000 8.750%,  9/15/2029
c
47,696
Viking Cruises, Ltd.
326,000 5.875%,  9/15/2027
c
325,338
Walgreens Boots Alliance, Inc.
48,000 4.100%,  4/15/2050
a
41,920
203,000 3.200%,  4/15/2030 191,021
Walmart, Inc.
298,000 4.500%,  9/9/2052 259,182
193,000 4.900%,  4/28/2035 195,500
Wayfair, LLC
54,000 7.250%,  10/31/2029
c
49,323
143,000 7.750%,  9/15/2030
c
130,463
Wyndham Hotels & Resorts, Inc.
98,000 4.375%,  8/15/2028
c
94,131
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
60,000 5.125%,  10/1/2029
c
57,848
153,000 7.125%,  2/15/2031
c
157,829
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
164,994
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
85,561
70,000 6.750%,  4/23/2030
c
63,880
Total 22,882,250
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
363,000 10.000%,  4/15/2032
c
355,440
Abbott Laboratories
375,000 4.750%,  11/30/2036 370,484
AbbVie, Inc.
122,000 5.400%,  3/15/2054 116,895
755,000 4.500%,  5/14/2035 723,397
271,000 5.350%,  3/15/2044 262,111
Acadia Healthcare Company, Inc.
103,000 5.000%,  4/15/2029
a,c
97,372
90,000 7.375%,  3/15/2033
c
89,922
AdaptHealth, LLC
282,000 4.625%,  8/1/2029
c
252,134
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
201,000 4.625%,  1/15/2027
c
198,726
214,000 3.500%,  3/15/2029
c
199,601
30,000 6.250%,  3/15/2033
c
30,436
Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Non-Cyclical  0.7% - continued
Altria Group, Inc.
$ 227,000 4.875%,  2/4/2028 $ 229,663
237,000 6.875%,  11/1/2033 260,710
Amgen, Inc.
375,000 4.200%,  2/22/2052 288,569
340,000 5.600%,  3/2/2043 330,795
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 469,837
Anheuser-Busch InBev Worldwide,
Inc.
305,000 5.550%,  1/23/2049 301,806
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 271,320
AstraZeneca plc
600,000 3.000%,  5/28/2051 392,699
BAT Capital Corporation
218,000 6.250%,  8/15/2055 212,934
244,000 7.079%,  8/2/2043 261,671
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,397
Bausch Health Companies, Inc.
154,000 4.875%,  6/1/2028
c
125,071
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 97,377
BellRing Brands, Inc.
69,000 7.000%,  3/15/2030
c
71,590
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 441,711
Bunge, Ltd. Finance Corporation
87,000 4.650%,  9/17/2034 84,385
Campbell's Company
230,000 5.400%,  3/21/2034 231,843
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
220,851
350,000 5.125%,  2/11/2035
c
350,736
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
61,000 9.500%,  10/15/2029
c
52,349
Cencora, Inc.
245,000 5.150%,  2/15/2035 245,427
Central Garden & Pet Company
92,000 4.125%,  10/15/2030 84,262
Champ Acquisition Corporation
56,000 8.375%,  12/1/2031
c
58,995
CHS/Community Health Systems,
Inc.
202,000 5.625%,  3/15/2027
c
196,994
40,000 8.000%,  12/15/2027
c
40,020
59,000 6.000%,  1/15/2029
c
54,963
75,000 4.750%,  2/15/2031
c
61,917
92,000 10.875%,  1/15/2032
c
94,991
Conagra Brands, Inc.
434,000 1.375%,  11/1/2027 400,668
Concentra Health Services, Inc.
57,000 6.875%,  7/15/2032
c
58,356
Constellation Brands, Inc.
299,000 3.600%,  2/15/2028 291,756
192,000 2.875%,  5/1/2030 176,041

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Non-Cyclical  0.7% - continued
CVS Health Corporation
$ 157,000 7.000%,  3/10/2055
d
$ 158,813
84,000 6.750%,  12/10/2054
d
83,434
259,000 4.780%,  3/25/2038 233,585
404,000 6.000%,  6/1/2044 391,310
DaVita, Inc.
77,000 3.750%,  2/15/2031
c
67,696
133,000 6.875%,  9/1/2032
c
134,288
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
c
122,799
Eli Lilly & Company
170,000 5.500%,  2/12/2055 170,443
169,000 4.950%,  2/27/2063 151,808
Embecta Corporation
81,000 5.000%,  2/15/2030
c
72,902
54,000 6.750%,  2/15/2030
c
51,840
Encompass Health Corporation
104,000 4.500%,  2/1/2028 102,527
Endo Finance Holdings, Inc.
64,000 8.500%,  4/15/2031
a,c
66,543
Energizer Holdings, Inc.
171,000 4.750%,  6/15/2028
c
164,753
Fortrea Holdings, Inc.
34,000 7.500%,  7/1/2030
a,c
29,504
GE HealthCare Technologies, Inc.
281,000 6.377%,  11/22/2052 295,246
General Mills, Inc.
91,000 4.950%,  3/29/2033 90,459
Grifols SA
168,000 4.750%,  10/15/2028
c
156,387
HCA, Inc.
337,000 5.250%,  3/1/2030 342,712
396,000 3.500%,  9/1/2030 370,038
222,000 5.450%,  9/15/2034 220,279
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
129,000 7.875%,  9/1/2025
a,c
128,643
HLF Financing SARL, LLC/
Herbalife International, Inc.
107,000 12.250%,  4/15/2029
c
113,535
77,000 4.875%,  6/1/2029
c
58,807
Illumina, Inc.
277,000 4.650%,  9/9/2026 277,032
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
386,016
Insulet Corporation
45,000 6.500%,  4/1/2033
c
45,909
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
227,000 5.500%,  1/15/2030 230,492
392,000 3.000%,  5/15/2032 338,490
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
330,000 5.950%,  4/20/2035
c
339,596
Johnson & Johnson
258,000 5.250%,  6/1/2054 254,973
Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Non-Cyclical  0.7% - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 125,000 9.000%,  2/15/2029
c
$ 127,875
Keurig Dr Pepper, Inc.
259,000 5.150%,  5/15/2035
f
258,483
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 305,034
Kraft Heinz Foods Company
431,000 5.200%,  3/15/2032 437,350
234,000 4.375%,  6/1/2046 189,568
Lamb Weston Holdings, Inc.
70,000 4.125%,  1/31/2030
c
65,668
72,000 4.375%,  1/31/2032
c
65,960
LifePoint Health, Inc.
100,000 9.875%,  8/15/2030
c
106,372
72,000 11.000%,  10/15/2030
c
78,815
55,000 10.000%,  6/1/2032
c
53,350
Mars, Inc.
60,000 5.650%,  5/1/2045
c
59,585
Medline Borrower, LP/Medline Co-
Issuer, Inc.
82,000 6.250%,  4/1/2029
c
82,628
Mozart Debt Merger Sub, Inc.
379,000 3.875%,  4/1/2029
c
353,538
197,000 5.250%,  10/1/2029
c
187,079
MPH Acquisition Holdings, LLC
35,050 5.750%,  12/31/2030
c
27,164
18,305 11.500%,  12/31/2030
c
16,841
Newell Brands, Inc.
66,000 6.375%,  9/15/2027
a
64,338
65,000 6.625%,  9/15/2029 60,975
42,000 6.375%,  5/15/2030 38,232
Novartis Capital Corporation
260,000 4.700%,  9/18/2054 230,327
Organon & Company/Organon
Foreign Debt Co-Issuer BV
91,000 4.125%,  4/30/2028
c
85,828
248,000 5.125%,  4/30/2031
c
208,159
Owens & Minor, Inc.
178,000 10.000%,  4/15/2030
a,c
183,717
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 183,536
Performance Food Group, Inc.
145,000 4.250%,  8/1/2029
c
137,236
94,000 6.125%,  9/15/2032
c
94,028
Perrigo Finance Unlimited
Company
100,000 4.900%,  6/15/2030 95,168
62,000 6.125%,  9/30/2032 61,544
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 473,195
230,000 5.110%,  5/19/2043 216,053
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 246,661
120,000 5.125%,  2/13/2031 123,054
341,000 5.375%,  2/15/2033 349,188
333,000 4.900%,  11/1/2034 328,156
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
89,547
135,000 4.500%,  9/15/2031
c
122,855

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Consumer Non-Cyclical  0.7% - continued
$ 92,000 6.250%,  10/15/2034
c
$ 91,236
Prime Healthcare Services, Inc.
262,000 9.375%,  9/1/2029
c
249,786
Radiology Partners, Inc.
57,000 7.775%,  1/31/2029
c
55,772
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
190,774
Royalty Pharma plc
235,000 5.150%,  9/2/2029 237,446
Select Medical Corporation
69,000 6.250%,  12/1/2032
a,c
68,514
Simmons Foods, Inc.
196,000 4.625%,  3/1/2029
c
182,076
Sotera Health Holdings, LLC
69,000 7.375%,  6/1/2031
c
70,769
Spectrum Brands, Inc.
15,000 3.875%,  3/15/2031
c
12,389
Star Parent, Inc.
54,000 9.000%,  10/1/2030
c
54,638
Stryker Corporation
277,000 5.200%,  2/10/2035 279,164
Surgery Center Holdings, Inc.
75,000 7.250%,  4/15/2032
a,c
74,830
Sysco Corporation
325,000 6.600%,  4/1/2040 348,421
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 218,838
346,000 5.650%,  7/5/2044 338,261
Tenet Healthcare Corporation
302,000 5.125%,  11/1/2027 299,510
198,000 4.375%,  1/15/2030 187,645
244,000 6.750%,  5/15/2031 250,122
Teva Pharmaceutical Finance
Company, LLC
67,000 6.150%,  2/1/2036 65,537
US Acute Care Solutions, LLC
208,000 9.750%,  5/15/2029
c
211,158
Viterra Finance BV
295,000 3.200%,  4/21/2031
c
267,572
Wyeth, LLC
229,000 6.500%,  2/1/2034 252,405
Zoetis, Inc.
509,000 4.700%,  2/1/2043 458,168
Total 25,117,219
Energy  0.4%
Aethon United BR, LP/Aethon
United Finance Corporation
33,000 7.500%,  10/1/2029
c
33,133
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
119,060
Archrock Partners, LP/Archrock
Partners Finance Corporation
98,000 6.250%,  4/1/2028
c
97,833
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
131,000 8.250%,  12/31/2028
c
132,346
66,000 5.875%,  6/30/2029
c
64,042
Principal
Amount Long-Term Fixed Income  20.3% Value
Energy  0.4% - continued
Baytex Energy Corporation
$ 109,000 8.500%,  4/30/2030
c
$ 101,287
52,000 7.375%,  3/15/2032
c
44,833
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
105,000 7.000%,  7/15/2029
c
106,812
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 376,204
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
86,766
60,000 6.875%,  7/1/2029
c
61,130
32,000 6.750%,  2/1/2030
c
32,560
California Resources Corporation
79,000 8.250%,  6/15/2029
c
75,319
Cheniere Energy Partners, LP
823,000 4.500%,  10/1/2029 803,998
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034 63,742
Civitas Resources, Inc.
108,000 8.375%,  7/1/2028
c
106,104
148,000 8.750%,  7/1/2031
c
140,678
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
65,001
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
247,471
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
61,702
Comstock Resources, Inc.
103,000 6.750%,  3/1/2029
c
97,599
115,000 5.875%,  1/15/2030
c
104,104
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
381,418
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
123,793
Crescent Energy Finance, LLC
181,000 7.625%,  4/1/2032
c
164,458
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
142,000 8.625%,  3/15/2029
c
145,772
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
44,932
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 318,105
DT Midstream, Inc.
97,000 4.125%,  6/15/2029
c
91,037
Eastern Energy Gas Holdings, LLC
455,000 5.800%,  1/15/2035 469,681
Enbridge, Inc.
390,000 5.250%,  4/5/2027 395,782
Enerflex, Ltd.
51,000 9.000%,  10/15/2027
c
52,162
Energy Transfer, LP
154,000 8.000%,  5/15/2054
d
159,843
176,000 4.000%,  10/1/2027 173,771
175,000 5.150%,  2/1/2043 149,398
445,000 6.000%,  6/15/2048 409,781

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Energy  0.4% - continued
Enterprise Products Operating,
LLC
$ 300,000 3.300%,  2/15/2053 $ 194,514
Excelerate Energy, LP
78,000 8.000%,  5/15/2030
c,f
79,235
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 314,713
Genesis Energy LP/Genesis
Energy Finance Corporation
106,000 8.875%,  4/15/2030 108,164
158,000 7.875%,  5/15/2032 153,737
Gulfport Energy Operating
Corporation
48,000 6.750%,  9/1/2029
c
47,303
Halliburton Company
228,000 5.000%,  11/15/2045 194,798
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
146,768
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
134,233
Hilcorp Energy I, LP/Hilcorp
Finance Company
200,000 5.750%,  2/1/2029
c
187,260
64,000 6.000%,  4/15/2030
c
58,442
70,000 6.250%,  4/15/2032
c
60,891
Howard Midstream Energy
Partners, LLC
186,000 7.375%,  7/15/2032
c
190,387
ITT Holdings, LLC
239,000 6.500%,  8/1/2029
c
218,221
Kodiak Gas Services, LLC
79,000 7.250%,  2/15/2029
c
80,235
Laredo Petroleum, Inc.
107,000 7.750%,  7/31/2029
c
90,226
MEG Energy Corporation
79,000 5.875%,  2/1/2029
c
76,218
Moss Creek Resources Holdings,
Inc.
46,000 8.250%,  9/1/2031
c
42,270
MPLX, LP
455,000 4.950%,  9/1/2032 441,938
84,000 5.000%,  3/1/2033 81,150
Nabors Industries, Inc.
64,000 7.375%,  5/15/2027
c
60,345
162,000 9.125%,  1/31/2030
c
146,701
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
48,870
78,000 8.375%,  2/15/2032
c
71,115
Noble Finance II, LLC
136,000 8.000%,  4/15/2030
c
129,576
Northern Oil and Gas, Inc.
109,000 8.750%,  6/15/2031
c
104,720
NuStar Logistics, LP
127,000 6.375%,  10/1/2030 128,943
Occidental Petroleum Corporation
218,000 5.000%,  8/1/2027 217,863
ONEOK, Inc.
191,000 5.700%,  11/1/2054 169,481
121,000 5.000%,  3/1/2026 121,080
254,000 4.750%,  10/15/2031 247,779
155,000 5.600%,  4/1/2044 138,054
Principal
Amount Long-Term Fixed Income  20.3% Value
Energy  0.4% - continued
Ovintiv, Inc.
$ 295,000 7.200%,  11/1/2031 $ 311,301
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028
a
83,819
Permian Resources Operating,
LLC
125,000 6.250%,  2/1/2033
c
122,237
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
105,810
Precision Drilling Corporation
89,000 6.875%,  1/15/2029
c
83,446
Range Resources Corporation
94,000 4.750%,  2/15/2030
c
88,867
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
156,770
Saturn Oil & Gas, Inc.
43,000 9.625%,  6/15/2029
c
38,965
SM Energy Company
105,000 6.500%,  7/15/2028 100,646
46,000 7.000%,  8/1/2032
c
42,406
South Bow USA Infrastructure
Holdings, LLC
303,000 5.026%,  10/1/2029
c
300,500
118,000 5.584%,  10/1/2034
c
114,094
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
64,000 5.875%,  3/1/2027 63,676
Sunoco, LP
191,000 7.000%,  5/1/2029
c
196,379
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 93,548
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
215,000 5.500%,  1/15/2028
c
209,030
95,000 7.375%,  2/15/2029
c
94,654
Talos Production, Inc.
51,000 9.000%,  2/1/2029
c
48,891
Targa Resources Corporation
152,000 6.125%,  5/15/2055 144,076
400,000 4.200%,  2/1/2033 365,283
TGNR Intermediate Holdings, LLC
123,000 5.500%,  10/15/2029
c
113,031
TotalEnergies Capital SA
205,000 5.275%,  9/10/2054 188,895
Transocean, Inc.
239,200 8.750%,  2/15/2030
c
233,816
USA Compression Partners, LP/
USA Compression Finance
Corporation
114,000 7.125%,  3/15/2029
c
115,105
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
108,691
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
c
88,835
85,000 4.125%,  8/15/2031
c
76,360
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
234,365

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Energy  0.4% - continued
$ 121,000 9.000%,  9/30/2029
c,d,k
$ 104,004
94,000 7.000%,  1/15/2030
c
88,548
376,000 8.375%,  6/1/2031
c
362,583
134,000 9.875%,  2/1/2032
c
136,059
Venture Global Plaquemines LNG,
LLC
77,000 7.750%,  5/1/2035
c
79,071
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 242,984
114,000 6.150%,  4/1/2033 115,147
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 471,159
145,000 5.600%,  3/15/2035 146,249
Total 16,256,187
Financials  1.8%
200 Park Funding Trust
188,000 5.740%,  2/15/2055
c
183,443
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
41,119
65,000 7.500%,  11/6/2030
c
66,216
AEGON Funding Company, LLC
383,000 5.500%,  4/16/2027
a,c
388,164
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
259,000 6.100%,  1/15/2027 264,479
425,000 3.875%,  1/23/2028 416,082
363,000 5.375%,  12/15/2031 364,379
265,000 3.400%,  10/29/2033 227,802
AG TTMT Escrow Issuer, LLC
50,000 8.625%,  9/30/2027
c
51,504
Agree, LP
199,000 5.625%,  6/15/2034 200,865
Air Lease Corporation
68,000 4.650%,  6/15/2026
d,k
65,856
537,000 3.000%,  2/1/2030 494,835
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
c
374,408
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
61,755
129,000 6.750%,  4/15/2028
c
129,929
93,000 7.000%,  1/15/2031
c
94,385
Ally Financial, Inc.
503,000 8.000%,  11/1/2031 557,023
99,000 6.700%,  2/14/2033 98,309
American Express Company
258,000 5.043%,  7/26/2028
d
261,626
187,000 5.085%,  1/30/2031
d
190,397
American International Group, Inc.
469,000 5.125%,  3/27/2033 468,531
Americold Realty Operating
Partnership, LP
318,000 5.600%,  5/15/2032 318,309
Ameriprise Financial, Inc.
434,000 5.200%,  4/15/2035 434,533
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
52,620
155,000 4.875%,  6/30/2029
c
147,983
Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
ANZ Bank New Zealand, Ltd.
$ 225,000 5.548%,  8/11/2032
c,d
$ 227,852
Aon North America, Inc.
185,000 5.750%,  3/1/2054 178,891
Apollo Debt Solutions BDC
291,000 6.700%,  7/29/2031 296,140
Ares Capital Corporation
170,000 3.250%,  7/15/2025 169,451
375,000 3.875%,  1/15/2026 372,055
241,000 2.150%,  7/15/2026 232,412
203,000 5.875%,  3/1/2029 204,378
Ares Strategic Income Fund
243,000 5.600%,  2/15/2030
a,c
238,583
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 64,111
95,000 5.750%,  7/15/2054 91,542
417,000 5.000%,  2/15/2032 418,656
Aviation Capital Group, LLC
261,000 5.125%,  4/10/2030
c
258,251
Avolon Holdings Funding, Ltd.
280,000 4.950%,  1/15/2028
c
278,621
288,000 5.750%,  3/1/2029
c
292,261
421,000 5.375%,  5/30/2030
c
419,681
Azorra Finance, Ltd.
174,000 7.750%,  4/15/2030
c
172,657
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
c
303,750
Banco Santander SA
400,000 4.175%,  3/24/2028
d
396,687
Bank of America Corporation
325,000 1.734%,  7/22/2027
d
314,209
47,000 3.824%,  1/20/2028
d
46,467
199,000 5.202%,  4/25/2029
d
203,271
300,000 2.087%,  6/14/2029
d
279,380
150,000 3.974%,  2/7/2030
d
146,817
350,000 2.496%,  2/13/2031
d
316,816
600,000 1.922%,  10/24/2031
d
517,530
343,000 2.972%,  2/4/2033
d
301,547
685,000 4.571%,  4/27/2033
d
663,655
352,000 5.872%,  9/15/2034
d
366,755
143,000 5.468%,  1/23/2035
d
145,047
411,000 5.425%,  8/15/2035
d
402,271
455,000 3.846%,  3/8/2037
d
405,688
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
d
258,073
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 113,289
Barclays plc
64,000 6.125%,  12/15/2025
d,k
63,626
345,000 6.496%,  9/13/2027
d
352,770
350,000 4.972%,  5/16/2029
d
351,534
444,000 4.942%,  9/10/2030
d
443,407
340,000 5.746%,  8/9/2033
d
346,002
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
200,000 7.625%,  2/11/2035
c,d
201,000
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
c
201,022

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
Belrose Funding Trust
$ 500,000 2.330%,  8/15/2030
c
$ 439,461
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 289,723
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 118,265
Blackstone Private Credit Fund
315,000 5.600%,  11/22/2029
a,c
310,225
231,000 6.250%,  1/25/2031 234,919
Blue Owl Capital Corporation II
176,000 8.450%,  11/15/2026 183,294
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 282,072
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
149,176
539,000 6.100%,  3/15/2028
c
535,049
248,000 6.750%,  4/4/2029 248,536
BNP Paribas SA
422,000 5.283%,  11/19/2030
c,d
426,750
572,000 3.132%,  1/20/2033
c,d
499,728
BPCE SA
588,000 3.500%,  10/23/2027
c
572,163
250,000 5.876%,  1/14/2031
c,d
257,827
Brookfield Finance, Inc.
219,000 5.813%,  3/3/2055 207,875
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
159,085
Camden Property Trust
311,000 3.150%,  7/1/2029 294,139
Capital One Financial Corporation
85,000 5.700%,  2/1/2030
d
87,068
Charles Schwab Corporation
234,000 6.136%,  8/24/2034
d
248,635
CHL Mortgage Pass-Through Trust
964,556
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 414,134
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 190,915
Citadel, LP
282,000 6.375%,  1/23/2032
c
290,119
Citigroup, Inc.
468,000 3.668%,  7/24/2028
d
459,320
99,000 3.520%,  10/27/2028
d
96,564
148,000 5.174%,  2/13/2030
d
150,177
484,000 4.910%,  5/24/2033
d
475,592
287,000 6.174%,  5/25/2034
d
293,763
324,000 6.020%,  1/24/2036
d
324,892
Citizens Financial Group, Inc.
167,000 5.718%,  7/23/2032
d
169,810
CNA Financial Corporation
177,000 5.125%,  2/15/2034 174,709
Comerica, Inc.
90,000 5.982%,  1/30/2030
d
91,105
Constellation Insurance, Inc.
153,000 6.800%,  1/24/2030
c
148,401
Corebridge Financial, Inc.
131,000 6.375%,  9/15/2054
d
126,208
Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
$ 171,000 4.350%,  4/5/2042 $ 139,533
Countrywide Home Loans, Inc.
149,768
5.750%,  4/25/2037, Ser.
2007-3, Class A27 67,161
Cousins Properties, LP
133,000 5.375%,  2/15/2032 131,809
Credit Acceptance Corporation
96,000 9.250%,  12/15/2028
c
101,454
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
253,601
Credit Suisse Group AG
350,000 7.250%,  N/A
*,l
24,500
Deutsche Bank AG/New York, NY
500,000 5.373%,  1/10/2029
d
506,702
255,000 6.819%,  11/20/2029
d
270,932
525,000 3.729%,  1/14/2032
d
472,970
Discover Bank
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
490,219
Drawbridge Special Opportunities
Fund, LP
226,000 3.875%,  2/15/2026
c
221,821
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 295,155
306,000 4.625%,  5/15/2042 265,301
Encore Capital Group, Inc.
203,000 8.500%,  5/15/2030
c
210,621
EPR Properties
210,000 4.950%,  4/15/2028 207,551
Fairfax Financial Holdings, Ltd.
252,000 6.350%,  3/22/2054 252,488
FirstCash, Inc.
162,000 5.625%,  1/1/2030
c
159,280
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 216,734
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
229,252
Fortitude Group Holdings, LLC
491,000 6.250%,  4/1/2030
c
498,193
Fortress Transportation and
Infrastructure Investors, LLC
68,000 5.500%,  5/1/2028
c
66,780
154,000 7.000%,  5/1/2031
c
156,584
92,000 7.000%,  6/15/2032
c
93,224
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
58,842
Freedom Mortgage Holdings, LLC
151,000 9.250%,  2/1/2029
c
153,822
65,000 9.125%,  5/15/2031
c
65,720
130,000 8.375%,  4/1/2032
c
127,144
FS KKR Capital Corporation
325,000 3.400%,  1/15/2026 320,470
GGAM Finance, Ltd.
62,000 7.750%,  5/15/2026
c
62,697
66,000 8.000%,  6/15/2028
c
69,269
182,000 5.875%,  3/15/2030
c
180,731
Global Aircraft Leasing Company,
Ltd.
199,000 8.750%,  9/1/2027
c
198,279

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 192,000 3.750%,  12/15/2027
c
$ 180,385
goeasy, Ltd.
95,000 9.250%,  12/1/2028
c
99,459
66,000 7.625%,  7/1/2029
c
66,527
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 156,404
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
d
308,237
356,000 6.484%,  10/24/2029
d
377,681
354,000 5.218%,  4/23/2031
d
360,531
145,000 1.992%,  1/27/2032
d
123,587
898,000 3.102%,  2/24/2033
d
791,933
Goldman Sachs Private Credit
Corporation
216,000 5.875%,  5/6/2028
c,f
216,465
Highwoods Realty, LP
216,000 3.050%,  2/15/2030 192,663
189,000 2.600%,  2/1/2031 160,356
Howard Hughes Corporation
42,000 4.125%,  2/1/2029
c
38,473
HSBC Holdings plc
130,000 6.875%,  9/11/2029
d,k
128,923
349,000 5.130%,  3/3/2031
d
351,783
350,000 5.402%,  8/11/2033
d
353,871
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
191,890
Huntington Bancshares, Inc./OH
290,000 5.709%,  2/2/2035
d
290,525
294,000 6.141%,  11/18/2039
d
290,720
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
69,000 6.250%,  5/15/2026 68,743
262,000 5.250%,  5/15/2027 248,441
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 239,724
Jackson National Life Global
Funding
318,000 5.550%,  7/2/2027
c
324,534
Jane Street Group/JSG Finance,
Inc.
105,000 4.500%,  11/15/2029
c
99,950
42,000 7.125%,  4/30/2031
c
43,316
70,000 6.125%,  11/1/2032
c
68,802
116,000 6.750%,  5/1/2033
c
116,546
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
c
43,733
200,000 6.625%,  10/15/2031
c
195,953
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,740
131,000 9.500%,  2/15/2029
c
137,326
54,000 8.250%,  5/15/2030
c
54,343
JPMorgan Chase & Company
460,000 2.947%,  2/24/2028
d
448,250
411,000 4.979%,  7/22/2028
d
415,792
594,000 4.505%,  10/22/2028
d
595,679
575,000 4.203%,  7/23/2029
d
570,249
425,000 2.522%,  4/22/2031
d
384,626
450,000 1.953%,  2/4/2032
d
386,356
Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
$ 457,000 4.586%,  4/26/2033
d
$ 446,573
342,000 4.912%,  7/25/2033
d
340,234
294,000 5.766%,  4/22/2035
d
304,731
228,000 5.502%,  1/24/2036
d
231,982
273,000 5.534%,  11/29/2045
d
268,837
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 296,598
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 111,629
105,000 6.250%,  1/15/2036 101,625
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
65,000 4.250%,  2/1/2027
c
63,324
174,000 4.750%,  6/15/2029
c
166,555
Liberty Mutual Group, Inc.
35,000 4.125%,  12/15/2051
c,d
33,053
Lloyds Banking Group plc
300,000 5.087%,  11/26/2028
d
303,645
340,000 5.871%,  3/6/2029
d
351,285
LPL Holdings, Inc.
399,000 4.900%,  4/3/2028 400,831
Macquarie Airfinance Holdings,
Ltd.
319,000 5.200%,  3/27/2028
c
318,515
61,000 6.400%,  3/26/2029
c
62,609
211,000 5.150%,  3/17/2030
c
207,062
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 80,210
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
*
315,420
Mitsubishi UFJ Financial Group,
Inc.
350,000 2.048%,  7/17/2030 306,887
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
d
203,094
Molina Healthcare, Inc.
108,000 4.375%,  6/15/2028
c
103,811
47,000 3.875%,  5/15/2032
c
41,417
81,000 6.250%,  1/15/2033
c
80,391
Morgan Stanley
230,000 5.516%,  11/19/2055
d
219,645
450,000 4.350%,  9/8/2026 449,230
468,000 3.591%,  7/22/2028
d
458,058
227,000 5.164%,  4/20/2029
d
231,104
440,000 3.622%,  4/1/2031
d
417,540
227,000 5.250%,  4/21/2034
d
226,999
214,000 5.831%,  4/19/2035
d
220,964
172,000 5.587%,  1/18/2036
d
174,481
400,000 5.297%,  4/20/2037
d
390,693
Morgan Stanley Direct Lending
Fund
204,000 6.150%,  5/17/2029 207,586
MPT Operating Partnership, LP/
MPT Finance Corporation
92,000 8.500%,  2/15/2032
c
93,470
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 215,139
Nationstar Mortgage Holdings,
Inc.
33,000 5.500%,  8/15/2028
c
32,800

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
$ 68,000 6.500%,  8/1/2029
c
$ 69,115
102,000 5.125%,  12/15/2030
c
101,873
38,000 7.125%,  2/1/2032
c
39,421
NatWest Group plc
225,000 4.445%,  5/8/2030
d
221,579
359,000 6.475%,  6/1/2034
d
371,781
Navient Corporation
38,000 5.000%,  3/15/2027 37,620
42,000 5.500%,  3/15/2029 39,763
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
42,000 4.500%,  9/30/2028
c
39,604
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
327,782
Nomura Holdings, Inc.
365,000 5.783%,  7/3/2034 371,089
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 406,332
OneMain Finance Corporation
245,000 3.500%,  1/15/2027 234,558
297,000 3.875%,  9/15/2028 274,841
74,000 6.750%,  3/15/2032 72,581
Panther Escrow Issuer, LLC
183,000 7.125%,  6/1/2031
c
187,483
Park Intermediate Holdings, LLC
182,000 4.875%,  5/15/2029
c
170,383
PennyMac Financial Services, Inc.
77,000 6.875%,  2/15/2033
c
76,893
Pine Street Trust III
109,000 6.223%,  5/15/2054
c
106,718
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
d
123,592
PRA Group, Inc.
100,000 8.375%,  2/1/2028
c
101,000
Prologis Targeted US Logistics
Fund, LP
240,000 5.250%,  4/1/2029
c
246,612
158,000 5.250%,  1/15/2035
c
156,712
Prologis, LP
160,000 5.250%,  3/15/2054 147,816
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
407,887
Regency Centers, LP
350,000 4.125%,  3/15/2028 348,337
176,000 5.250%,  1/15/2034 176,167
Reinsurance Group of America,
Inc.
274,000 5.750%,  9/15/2034 277,634
RenaissanceRe Holdings, Ltd.
405,000 5.800%,  4/1/2035 415,894
RGA Global Funding
117,000 5.500%,  1/11/2031
c
120,279
RHP Hotel Properties, LP/RHP
Finance Corporation
32,000 4.750%,  10/15/2027 31,402
65,000 4.500%,  2/15/2029
c
62,199
RLJ Lodging Trust, LP
60,000 4.000%,  9/15/2029
c
54,227
Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 97,000 3.625%,  3/1/2029
c
$ 90,211
74,000 3.875%,  3/1/2031
c
66,890
65,000 4.000%,  10/15/2033
c
56,226
Ryan Specialty, LLC
34,000 4.375%,  2/1/2030
c
32,251
162,000 5.875%,  8/1/2032
c
160,009
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
d
117,160
288,000 5.473%,  3/20/2029
d
288,987
105,000 6.174%,  1/9/2030
d
108,113
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
d
579,093
Service Properties Trust
70,000 5.500%,  12/15/2027 66,684
25,000 8.625%,  11/15/2031
c
26,527
Simon Property Group, LP
400,000 3.800%,  7/15/2050 291,082
Sixth Street Lending Partners
210,000 6.125%,  7/15/2030
c
210,766
SLM Corporation
57,000 6.500%,  1/31/2030 58,840
Societe Generale SA
234,000 4.750%,  11/24/2025
c
233,450
70,000 10.000%,  11/14/2028
c,d,k
75,272
340,000 6.100%,  4/13/2033
c,d
349,180
Standard Chartered plc
375,000 5.545%,  1/21/2029
c,d
381,840
Starwood Property Trust, Inc.
107,000 6.500%,  10/15/2030
c
107,961
State Street Corporation
444,000 4.530%,  2/20/2029
d
446,428
Sumitomo Mitsui Financial Group,
Inc.
338,000 5.710%,  1/13/2030 352,664
200,000 1.710%,  1/12/2031 169,661
Synchrony Financial
144,000 5.935%,  8/2/2030
d
145,839
67,000 7.250%,  2/2/2033
a
68,322
Synovus Bank
250,000 5.625%,  2/15/2028 250,852
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
195,039
Toronto-Dominion Bank
151,000 5.146%,  9/10/2034
d
149,614
TrueNoord Capital DAC
79,000 8.750%,  3/1/2030
c
80,697
Truist Financial Corporation
230,000 6.047%,  6/8/2027
d
233,769
162,000 5.125%,  12/15/2027
d,k
154,778
270,000 5.122%,  1/26/2034
d
264,294
152,000 5.711%,  1/24/2035
d
154,623
U.S. Bancorp
352,000 5.775%,  6/12/2029
d
364,124
89,000 5.836%,  6/12/2034
d
91,888
160,000 5.678%,  1/23/2035
d
163,033
UBS Group AG
50,000 4.875%,  2/12/2027
c,d,k
47,804
355,000 6.246%,  9/22/2029
c,d
372,163

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Financials  1.8% - continued
$ 282,000 3.091%,  5/14/2032
c,d
$ 252,487
200,000 5.699%,  2/8/2035
c,d
204,689
300,000 5.379%,  9/6/2045
c,d
283,531
United Wholesale Mortgage, LLC
175,000 5.500%,  4/15/2029
c
169,452
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 226,816
342,000 4.750%,  5/15/2052 288,238
Vornado Realty, LP
48,000 3.400%,  6/1/2031 40,868
Wells Fargo & Company
50,000 3.900%,  3/15/2026
d,k
49,108
600,000 4.900%,  1/24/2028
d
603,994
342,000 3.526%,  3/24/2028
d
336,297
256,000 5.707%,  4/22/2028
d
261,680
481,000 2.393%,  6/2/2028
d
461,134
236,000 5.574%,  7/25/2029
d
242,801
187,000 5.389%,  4/24/2034
d
187,763
550,000 4.900%,  11/17/2045 469,887
XHR, LP
64,000 4.875%,  6/1/2029
c
60,157
35,000 6.625%,  5/15/2030
c
34,476
Zions Bancorp NA
250,000 6.816%,  11/19/2035
d
246,568
Total 67,427,042
Foreign Government  <0.1%
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
c
336,131
Saudi Arabian Oil Company
288,000 5.250%,  7/17/2034
c
290,177
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
132,894
Total 759,202
Mortgage-Backed Securities  6.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
664,870 5.500%,  12/1/2038 678,571
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,536,326 2.000%,  1/1/2052 2,847,865
835,727 6.000%,  1/1/2055 863,388
1,661,341 2.000%,  5/1/2051 1,337,920
6,193,385 2.500%,  5/1/2051 5,213,366
2,672,217 3.500%,  5/1/2052 2,432,322
2,929,819 4.000%,  5/1/2052 2,752,859
1,848,217 5.000%,  7/1/2053 1,821,807
1,551,786 5.500%,  7/1/2053 1,561,534
2,116,272 3.500%,  8/1/2052 1,927,216
1,846,628 5.000%,  8/1/2053 1,829,865
5,783,512 5.500%,  9/1/2053 5,845,588
2,179,931 3.500%,  9/1/2047 2,009,083
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,553,977 2.500%,  7/1/2030 1,504,406
Principal
Amount Long-Term Fixed Income  20.3% Value
Mortgage-Backed Securities  6.3% - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 458,481 5.500%,  9/1/2039 $ 469,472
6,850,000 5.000%,  5/1/2040
f
6,886,482
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,018,179 3.000%,  12/1/2036 1,909,106
1,735,952 3.000%,  8/1/2038 1,642,584
2,513,337 3.500%,  5/1/2040 2,392,122
1,649,071 2.500%,  4/1/2042 1,453,721
677,213 2.000%,  5/1/2042 584,409
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,428,485 3.000%,  1/1/2052 5,628,464
707,053 2.000%,  2/1/2051 569,405
1,083,770 2.000%,  2/1/2051 872,781
1,843,849 2.500%,  2/1/2051 1,554,174
3,280,258 2.500%,  2/1/2051 2,729,863
3,662,536 5.500%,  2/1/2055
f
3,684,017
12,557,251 2.000%,  3/1/2051 9,976,963
1,659,973 2.000%,  3/1/2051 1,318,364
4,602,356 4.000%,  3/1/2051 4,335,642
1,053,223 2.000%,  3/1/2052 846,013
6,981,435 3.000%,  3/1/2052 6,074,296
8,485,652 2.000%,  4/1/2051 6,755,457
4,215,992 3.000%,  4/1/2051 3,690,103
3,921,391 3.000%,  5/1/2050 3,415,273
1,328,871 2.000%,  5/1/2051 1,064,981
3,068,984 3.000%,  5/1/2051 2,713,617
7,175,000 2.500%,  5/1/2055
f
5,963,650
6,955,642 2.000%,  6/1/2050 5,547,477
2,211,623 3.000%,  6/1/2050 1,970,030
1,222,567 4.000%,  6/1/2052 1,143,410
1,302,531 5.000%,  6/1/2053 1,286,701
4,809,761 2.500%,  7/1/2051 4,064,820
1,765,417 3.500%,  7/1/2051 1,612,008
3,388,250 4.000%,  7/1/2052 3,168,884
3,367,747 3.500%,  8/1/2050 3,082,537
4,834,568 3.500%,  8/1/2052 4,377,786
6,059,658 4.500%,  8/1/2052 5,811,396
2,427,066 5.000%,  8/1/2053 2,397,570
5,484,925 6.000%,  8/1/2054 5,674,044
2,305,532 2.500%,  9/1/2051 1,940,813
2,685,199 3.500%,  9/1/2052 2,444,077
1,438,216 3.500%,  9/1/2052 1,308,995
2,013,615 5.000%,  9/1/2052 1,987,983
1,870,706 4.500%,  9/1/2053 1,800,948
2,866,753 4.500%,  9/1/2053 2,750,733
4,941,888 4.000%,  10/1/2052 4,634,178
1,294,102 2.000%,  11/1/2051 1,040,693
1,867,282 3.500%,  11/1/2052 1,705,041
5,357,371 2.000%,  12/1/2050 4,293,578
8,334,209 2.500%,  12/1/2051 7,008,973
3,633,633 4.500%,  12/1/2052 3,499,629
2,950,000 5.500%,  5/1/2041
f
2,943,632
1,300,000 6.000%,  5/1/2041
f
1,318,735
2,528,167 3.500%,  12/1/2047 2,333,192
12,150,000 3.000%,  5/1/2049
f
10,542,582
9,600,000 3.500%,  5/1/2049
f
8,662,922
3,200,000 4.000%,  5/1/2049
f
2,981,901
3,150,000 4.500%,  5/1/2049
f
3,012,188

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Mortgage-Backed Securities  6.3% - continued
$ 5,150,000 5.000%,  5/1/2049
f
$ 5,040,904
6,550,000 5.000%,  6/1/2049
f
6,408,432
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,572,516 2.500%,  3/1/2062 4,426,143
1,641,785 3.500%,  7/1/2061 1,455,419
2,531,933 4.000%,  12/1/2061 2,341,960
Total 235,177,063
Technology  0.5%
Accenture Capital, Inc.
312,000 4.500%,  10/4/2034 300,715
Adobe, Inc.
455,000 5.300%,  1/17/2035 473,059
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 187,810
Alphabet, Inc.
259,000 5.250%,  5/15/2055 255,637
Amentum Holdings, Inc.
241,000 7.250%,  8/1/2032
c
245,154
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 445,956
Apple, Inc.
400,000 2.650%,  2/8/2051 247,540
746,000 3.750%,  9/12/2047 586,309
Block, Inc.
71,000 3.500%,  6/1/2031 63,372
295,000 6.500%,  5/15/2032
c
300,983
Boost Newco Borrower, LLC
194,000 7.500%,  1/15/2031
c
204,720
Broadcom, Inc.
75,000 3.469%,  4/15/2034
c
65,894
457,000 3.137%,  11/15/2035
c
378,650
380,000 3.187%,  11/15/2036
c
310,103
275,000 4.926%,  5/15/2037
c
263,380
Cadence Design Systems, Inc.
151,000 4.700%,  9/10/2034 147,942
Central Parent, Inc./CDK Global,
Inc.
68,000 7.250%,  6/15/2029
c
58,313
Cisco Systems, Inc.
124,000 5.300%,  2/26/2054 118,334
123,000 4.950%,  2/26/2031 126,550
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
66,053
Cloud Software Group, Inc.
394,000 6.500%,  3/31/2029
c
394,141
CommScope, LLC
74,000 4.750%,  9/1/2029
c
65,314
74,000 9.500%,  12/15/2031
a,c
75,700
Consensus Cloud Solutions, Inc.
33,000 6.000%,  10/15/2026
c
32,907
CoreLogic, Inc.
39,000 4.500%,  5/1/2028
c
36,906
Dell International, LLC/EMC
Corporation
347,000 4.750%,  4/1/2028 349,807
Dell, Inc.
215,000 6.500%,  4/15/2038 223,154
Principal
Amount Long-Term Fixed Income  20.3% Value
Technology  0.5% - continued
Diebold Nixdorf, Inc.
$ 176,000 7.750%,  3/31/2030
c
$ 183,237
Fiserv, Inc.
238,000 2.650%,  6/1/2030 214,982
243,000 5.350%,  3/15/2031 248,821
198,000 5.600%,  3/2/2033 201,658
284,000 5.150%,  8/12/2034 279,153
Foundry JV Holdco, LLC
300,000 5.900%,  1/25/2030
c
311,432
200,000 5.900%,  1/25/2033
c
203,977
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,082
78,000 7.125%,  9/30/2030
c
80,311
37,000 6.250%,  4/1/2033
c
36,900
Global Payments, Inc.
253,000 5.950%,  8/15/2052 231,558
342,000 5.300%,  8/15/2029 344,649
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
77,000 4.625%,  5/1/2028
c
69,325
Hewlett Packard Enterprise
Company
434,000 4.400%,  9/25/2027 433,735
245,000 4.850%,  10/15/2031 242,047
II-VI, Inc.
56,000 5.000%,  12/15/2029
c
53,613
Intel Corporation
493,000 4.900%,  7/29/2045 405,133
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
136,893
190,000 4.875%,  9/15/2029
c
182,985
140,000 5.250%,  7/15/2030
c
135,669
376,000 4.500%,  2/15/2031
c
348,334
KLA Corporation
343,000 3.300%,  3/1/2050 232,785
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 58,985
Mastercard, Inc.
275,000 3.950%,  2/26/2048 220,793
Microchip Technology, Inc.
50,000 5.050%,  3/15/2029 50,081
Micron Technology, Inc.
157,000 5.650%,  11/1/2032 159,028
Microsoft Corporation
161,000 3.041%,  3/17/2062 103,195
403,000 2.500%,  9/15/2050 246,313
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
55,945
NCR Voyix Corporation
97,000 5.000%,  10/1/2028
c
94,017
52,000 5.125%,  4/15/2029
c
49,999
Neptune Bidco US, Inc.
261,000 9.290%,  4/15/2029
c
232,290
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 117,650
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 150,577
305,000 3.250%,  5/11/2041 216,386

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Technology  0.5% - continued
Open Text Corporation
$ 134,000 3.875%,  12/1/2029
c
$ 123,467
Open Text Holdings, Inc.
292,000 4.125%,  2/15/2030
c
269,830
Oracle Corporation
228,000 6.900%,  11/9/2052 245,277
444,000 4.800%,  8/3/2028 449,775
311,000 6.150%,  11/9/2029 330,501
229,000 5.250%,  2/3/2032 232,167
154,000 4.700%,  9/27/2034 146,555
420,000 3.850%,  7/15/2036 361,584
663,000 4.000%,  7/15/2046 497,710
Paychex, Inc.
128,000 5.600%,  4/15/2035 130,365
PayPal Holdings, Inc.
222,000 5.500%,  6/1/2054 210,998
Pitney Bowes, Inc.
33,000 6.875%,  3/15/2027
c
32,890
RingCentral, Inc.
183,000 8.500%,  8/15/2030
c
192,384
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c
81,397
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 251,794
Sabre GLBL, Inc.
50,000 8.625%,  6/1/2027
c
47,875
Seagate HDD Cayman
131,475 9.625%,  12/1/2032 148,386
58,000 5.750%,  12/1/2034 55,963
Sensata Technologies BV
172,000 4.000%,  4/15/2029
c
158,225
Sensata Technologies, Inc.
117,000 4.375%,  2/15/2030
c
107,888
38,000 3.750%,  2/15/2031
c
33,217
37,000 6.625%,  7/15/2032
c
36,657
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
c
49,313
17,000 6.750%,  8/15/2032
c
17,242
SS&C Technologies, Inc.
116,000 5.500%,  9/30/2027
c
115,428
35,000 6.500%,  6/1/2032
c
35,481
Synopsys, Inc.
268,000 5.700%,  4/1/2055 259,038
Texas Instruments, Inc.
227,000 5.050%,  5/18/2063 203,062
UKG, Inc.
64,000 6.875%,  2/1/2031
c
65,843
Verisk Analytics, Inc.
174,000 5.250%,  3/15/2035 172,526
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
108,117
VMware, LLC
335,000 2.200%,  8/15/2031 284,831
Xerox Holdings Corporation
12,000 5.000%,  8/15/2025
c
11,912
258,000 5.500%,  8/15/2028
c
165,279
Total 17,994,918
Principal
Amount Long-Term Fixed Income  20.3% Value
Transportation  0.1%
Air Canada
$ 69,000 3.875%,  8/15/2026
c
$ 67,706
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
148,333 5.500%,  4/20/2026
c
147,345
195,645 5.750%,  4/20/2029
c
189,757
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
c
174,642
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
a,c
69,033
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 192,185
235,000 5.750%,  5/1/2040 242,976
230,000 4.450%,  3/15/2043 200,299
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 196,666
DCLI Bidco, LLC
63,000 7.750%,  11/15/2029
c
58,686
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
476,102
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
214,256
JetBlue Airways Corporation/
JetBlue Loyalty, LP
126,000 9.875%,  9/20/2031
c
116,062
Mileage Plus Holdings, LLC
256,950 6.500%,  6/20/2027
c
257,755
Norfolk Southern Corporation
302,000 5.100%,  5/1/2035
f
303,064
OneSky Flight, LLC
174,000 8.875%,  12/15/2029
c
175,635
Rand Parent, LLC
178,000 8.500%,  2/15/2030
a,c
165,520
RXO, Inc.
69,000 7.500%,  11/15/2027
c
70,133
Ryder System, Inc.
259,000 4.850%,  6/15/2030
f
259,608
Star Leasing Company, LLC
72,000 7.625%,  2/15/2030
c
64,579
Stena International SA
104,000 7.250%,  1/15/2031
c
102,656
Stonepeak Nile Parent, LLC
55,000 7.250%,  3/15/2032
c
55,839
Union Pacific Corporation
455,000 2.973%,  9/16/2062 260,086
United Airlines, Inc.
405,000 4.625%,  4/15/2029
c
380,420
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
a,c
33,990
77,000 6.375%,  2/1/2030
a,c
66,479
Total 4,541,479
U.S. Government & Agencies  6.7%
U.S. Treasury Bonds
1,018,000 3.625%,  5/15/2053 842,514
4,600,000 1.625%,  11/15/2050 2,452,195
3,300,000 4.750%,  11/15/2053 3,318,434

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
U.S. Government & Agencies  6.7% - continued
$ 5,090,000 5.250%,  11/15/2028 $ 5,358,418
1,175,000 4.375%,  5/15/2040 1,157,650
10,800,000 1.375%,  11/15/2040 6,936,891
560,000 3.000%,  5/15/2042 450,975
15,871,000 2.500%,  5/15/2046 11,071,882
13,950,000 2.875%,  5/15/2049 10,111,025
U.S. Treasury Notes
4,625,000 0.250%,  8/31/2025 4,563,092
1,100,000 5.000%,  8/31/2025 1,102,106
6,500,000 4.250%,  12/31/2025 6,507,770
9,100,000 2.625%,  1/31/2026 9,005,090
9,100,000 0.500%,  2/28/2026 8,841,930
23,740,000 2.500%,  2/28/2026 23,447,655
19,300,000 4.625%,  2/28/2026 19,395,143
16,600,000 4.500%,  3/31/2026 16,683,259
12,600,000 4.375%,  7/31/2026 12,686,625
8,800,000 3.500%,  9/30/2026 8,770,781
7,450,000 0.500%,  4/30/2027 7,007,656
2,055,000 2.250%,  11/15/2027 1,988,534
9,775,000 3.875%,  12/31/2027 9,850,604
1,700,000 0.750%,  1/31/2028 1,574,625
10,200,000 3.500%,  1/31/2028 10,175,695
5,400,000 3.625%,  3/31/2028 5,406,961
21,400,000 2.875%,  5/15/2028 20,955,281
1,100,000 4.375%,  8/31/2028 1,125,824
3,300,000 3.750%,  12/31/2028 3,311,859
8,800,000 3.500%,  9/30/2029 8,732,281
4,002,000 4.000%,  3/31/2030 4,051,712
9,780,000 1.375%,  11/15/2031 8,357,698
10,800,000 4.125%,  11/15/2032 10,906,313
1,200,000 4.500%,  11/15/2033 1,236,844
Total 247,385,322
Utilities  0.4%
AES Corporation
456,000 3.950%,  7/15/2030
c
426,764
Algonquin Power & Utilities
Corporation
188,000 4.750%,  1/18/2082
d
176,488
Alpha Generation, LLC
60,000 6.750%,  10/15/2032
c
61,147
American Water Capital
Corporation
241,000 5.450%,  3/1/2054 229,471
Atmos Energy Corporation
151,000 5.000%,  12/15/2054 134,674
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 224,500
Calpine Corporation
147,000 4.500%,  2/15/2028
c
143,779
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 106,181
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 219,398
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 96,466
425,000 4.125%,  5/15/2049 329,802
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 126,081
Principal
Amount Long-Term Fixed Income  20.3% Value
Utilities  0.4% - continued
Consumers Energy Company
$ 380,000 4.350%,  4/15/2049 $ 314,246
Dominion Energy, Inc.
32,000 6.875%,  2/1/2055
d
32,907
32,000 7.000%,  6/1/2054
d
33,224
DTE Electric Company
215,000 3.700%,  3/15/2045 164,654
245,000 3.700%,  6/1/2046 184,868
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 319,951
Duke Energy Corporation
47,000 6.450%,  9/1/2054
d
47,099
378,000 5.450%,  6/15/2034
a
384,227
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 232,418
Edison International
59,000 7.875%,  6/15/2054
a,d
55,242
Enel Finance International NV
315,000 5.125%,  6/26/2029
c
319,869
Entergy Louisiana, LLC
220,000 5.800%,  3/15/2055 217,112
Eversource Energy
284,000 4.750%,  5/15/2026 284,279
Exelon Corporation
265,000 4.700%,  4/15/2050 218,216
459,000 4.450%,  4/15/2046 370,837
FirstEnergy Corporation
285,000 4.850%,  7/15/2047 237,258
Georgia Power Company
193,000 4.950%,  5/17/2033 192,509
122,000 5.250%,  3/15/2034 123,144
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 139,412
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
237,267
Lightning Power, LLC
196,000 7.250%,  8/15/2032
c
203,062
Long Ridge Energy, LLC
109,000 8.750%,  2/15/2032
c
103,791
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 269,937
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 149,053
NextEra Energy Capital Holdings,
Inc.
300,000 5.900%,  3/15/2055 292,132
200,000 5.300%,  3/15/2032 204,071
NiSource, Inc.
33,000 6.375%,  3/31/2055
d
32,195
435,000 5.650%,  2/1/2045 416,636
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
45,422
65,000 5.250%,  6/15/2029
c
64,226
56,000 6.000%,  2/1/2033
c
55,412
139,000 6.250%,  11/1/2034
c
138,787
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 255,518
241,000 5.550%,  5/15/2029 244,881
195,000 4.550%,  7/1/2030 189,154

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.3% Value
Utilities  0.4% - continued
$ 125,000 5.800%,  5/15/2034 $ 124,769
PG&E Corporation
78,000 7.375%,  3/15/2055
d
75,722
106,000 5.000%,  7/1/2028 103,394
PPL Capital Funding, Inc.
321,000 5.250%,  9/1/2034 320,966
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 184,060
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 242,948
Public Service Enterprise Group,
Inc.
436,000 4.900%,  3/15/2030 440,147
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 415,728
Southern California Edison
Company
135,000 5.450%,  3/1/2035 131,056
Southern Company
456,000 5.113%,  8/1/2027 463,063
369,000 4.850%,  3/15/2035 357,586
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 152,810
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 142,112
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
119,612
TerraForm Power Operating, LLC
394,000 5.000%,  1/31/2028
c
383,757
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 77,941
375,000 4.600%,  12/1/2048 312,091
Vistra Corporation
65,000 8.000%,  10/15/2026
c,d,k
66,434
162,000 7.000%,  12/15/2026
c,d,k
163,603
Vistra Operations Company, LLC
326,000 5.000%,  7/31/2027
c
323,162
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 172,413
138,000 5.600%,  4/15/2035 139,343
XPLR Infrastructure Operating
Partners, LP
231,000 3.875%,  10/15/2026
a,c
222,843
23,000 8.375%,  1/15/2031
a,c
23,084
23,000 8.625%,  3/15/2033
a,c
22,952
Total 14,229,363
Total Long-Term Fixed Income
(cost $789,814,704) 753,038,671
Shares Private Equity Funds 1.5% Value
Secondary  1.5%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,g
9,101,296
1 ASF IX, LP
*,b,g
5,409,524
1 ASF VIII Sidecar (Cayman), LP
*,b,g
2,780,613
Shares Private Equity Funds 1.5% Value
Secondary  1.5% - continued
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,g
$ 5,813,118
1 LCP X (Offshore), LP
*,b,g
21,366,056
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,g
9,399,195
Total 53,869,802
Total Private Equity Funds
(cost $48,014,498) 53,869,802
Shares
Collateral Held for Securities
Loaned 0.4% Value
15,473,551 Thrivent Cash Management Trust 15,473,551
Total Collateral Held for
Securities Loaned
(cost $15,473,551) 15,473,551
Shares or
Principal
Amount Short-Term Investments 14.2% Value
Federal Home Loan Bank Discount
Notes
1,400,000 4.216%, 5/2/2025
m,n
1,399,671
200,000 4.195%, 5/23/2025
m,n
199,459
6,800,000 4.206%, 5/28/2025
m,n
6,777,628
300,000 4.255%, 6/4/2025
m,n
298,781
8,400,000 4.203%, 6/6/2025
m,n
8,363,913
600,000 4.210%, 6/13/2025
m,n
596,935
600,000 4.150%, 6/25/2025
m,n
596,099
200,000 4.210%, 7/10/2025
m,n
198,367
3,100,000 4.205%, 7/11/2025
m,n
3,074,332
1,400,000 4.215%, 7/16/2025
m,n
1,387,603
Federal Home Loan Mortgage
Corporation Discount Notes
8,100,000 4.100%, 6/10/2025
m,n
8,061,439
700,000 4.130%, 7/14/2025
m,n
693,962
Federal National Mortgage
Association Discount Notes
2,100,000 4.215%, 5/5/2025
m,n
2,098,766
3,100,000 4.145%, 6/24/2025
m,n
3,080,203
500,000 4.140%, 7/10/2025
m,n
495,917
200,000 4.160%, 7/14/2025
m,n
198,275
700,000 4.145%, 7/21/2025
m,n
693,399
State Street Institutional U.S.
Government Money Market
Fund
118,772,285 4.288%
m
118,772,285
Thrivent Core Short-Term Reserve
Fund
36,521,281 4.620% 365,212,812
U.S. Treasury Bills
500,000 4.193%, 5/22/2025
m
498,763
300,000 4.185%, 6/20/2025
m
298,242
1,000,000 4.180%, 7/3/2025
m,o
992,659
960,000 4.215%, 7/10/2025
m,p
952,169
900,000 4.213%, 7/17/2025
m,o
891,951
Total Short-Term Investments
(cost $525,706,983) 525,833,630
Total Investments (cost
$3,224,572,378) 101.8% $3,769,813,486
Other Assets and Liabilities, Net
(1.8%) (67,375,156)
Total Net Assets 100.0% $3,702,438,330

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $124,465,567 or 3.4% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h All or a portion of the security is insured or guaranteed.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2025.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At April 30, 2025, $129,535 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of April 30, 2025 was $54,209,722 or
1.46% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 7,248,217
ASF IX, LP  3/18/2024 4,700,690
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,400,690
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 4,440,000
LCP X (Offshore), LP  10/25/2023 18,637,816
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 520,889
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 10,587,085
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 5,081,272
Common Stock 9,970,456
Total lending $15,051,728
Gross amount payable upon return of
collateral for securities loaned $15,473,551
Net amounts due to counterparty $421,823
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 629,078,717
Gross unrealized depreciation (95,873,558)
Net unrealized appreciation (depreciation) $ 533,205,159
Cost for federal income tax purposes $ 3,247,190,232
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,413,014,169 1,413,014,169 – –
U.S. Unaffiliated 24,640,234 24,640,234 – –
Common Stock
Communications Services 57,179,855 57,179,855 – –
Consumer Discretionary 80,247,068 80,247,068 – –
Consumer Staples 27,873,276 27,873,276 – –
Energy 30,938,202 30,938,202 – –
Financials 135,575,870 135,575,870 – –
Health Care 109,448,755 109,448,755 – –
Industrials 107,197,377 106,784,917 412,460 –
Information Technology 190,363,031 187,505,894 2,857,137 –
Materials 29,668,003 29,463,751 204,252 –
Real Estate 29,931,183 29,931,183 – –
Utilities 28,549,603 28,549,603 – –
Long-Term Fixed Income
Asset-Backed Securities 15,322,081 – 14,722,081 600,000
Basic Materials 7,604,065 – 7,604,065 –
Capital Goods 13,419,309 – 13,419,309 –
Collateralized Mortgage Obligations 31,852,221 – 30,952,221 900,000
Commercial Mortgage-Backed Securities 13,083,131 – 13,083,131 –
Communications Services 19,987,819 – 19,987,819 –
Consumer Cyclical 22,882,250 – 22,882,250 –
Consumer Non-Cyclical 25,117,219 – 25,117,219 –
Energy 16,256,187 – 16,256,187 –
Financials 67,427,042 – 67,427,042 –
Foreign Government 759,202 – 759,202 –
Mortgage-Backed Securities 235,177,063 – 235,177,063 –
Technology 17,994,918 – 17,994,918 –
Transportation 4,541,479 – 4,541,479 –
U.S. Government & Agencies 247,385,322 – 247,385,322 –
Utilities 14,229,363 – 14,229,363 –
Private Equity Funds
Secondary 53,869,802 – – 53,869,802
Short-Term Investments 160,620,818 118,772,285 41,848,533 –
Subtotal Investments in Securities $3,232,155,917 $2,379,925,062 $796,861,053 $55,369,802
Other Investments  * Total
Affiliated Short-Term Investments 365,212,812
U.S. Affiliated Registered Investment Cos. 156,971,206
Collateral Held for Securities Loaned 15,473,551
Subtotal Other Investments $537,657,569
Total Investments at Value $3,769,813,486
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation as discussed in the Notes to Financial Statements.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,658,709 10,167,428 1,491,281 –
Total Return Swaps 173,707 – 173,707 –
Credit Default Swaps 309,119 – 309,119 –
Total Asset Derivatives $12,141,535 $10,167,428 $1,974,107 $–
Liability Derivatives
Futures Contracts 1,559,630 1,559,630 – –
Total Liability Derivatives $1,559,630 $1,559,630 $– $–
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
4/30/2025
Long-Term Fixed Income
Asset-Backed Securities $- $-  $-   $600,000 $-  $-  $-   $600,000
Collateralized Mortgage
Obligations - -  -   900,000 -  -  -   $900,000
Mortgage-Backed
Securities   1,537,000 -  57,784  -  -  -  (1,594,784)  -
Private Equity Funds
 Secondary 36,761,349 -  (5,960,335) 23,068,788 -  -  - 53,869,802
Total  $38,298,349 $-   ($5,902,551)  $24,568,788 $-  $- ($1,594,784) $55,369,802
 Investments in Securities
Ending Value
4/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $53,869,802
Adjusted reported investment
of net asset value Fair Value adjustment ** N/A
Total  $53,869,802

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $38,260,049 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 324 June 2025 $ 35,606,150 $ 752,725
CBOT 2-Yr. U.S. Treasury Note 464 June 2025 95,733,840 847,037
CBOT 5-Yr. U.S. Treasury Note 690 June 2025 73,896,904 1,447,860
CBOT U.S. Long Bond 309 June 2025 35,830,628 206,497
CME E-mini Russell 2000 Index 6 June 2025 604,613 (13,673)
CME E-mini S&P 500 Index 1,927 June 2025 537,544,954 762,496
CME E-mini S&P Mid-Cap 400 Index 1 June 2025 288,267 (2,488)
CME Ultra Long Term U.S. Treasury Bond 239 June 2025 29,006,516 (80,047)
Ultra 10-Yr. U.S. Treasury Note 181 June 2025 20,410,125 356,798
Total Futures Long Contracts $ 828,921,997 $ 4,277,205
CME E-mini Russell 2000 Index (804) June 2025 ( $ 80,914,447) $ 1,728,487
CME E-mini S&P Mid-Cap 400 Index (611) June 2025 (178,222,294) 3,610,714
CME Euro Foreign Exchange Currency (281) June 2025 (38,622,740) (1,349,510)
Eurex Euro STOXX 50 Index (693) June 2025 (41,772,941) 1,491,281
ICE mini MSCI EAFE Index (78) June 2025 (9,615,418) (113,912)
ICE US mini MSCI Emerging Markets Index (447) June 2025 (25,263,314) 454,814
Total Futures Short Contracts ( $ 374,411,154) $5,821,874
Total Futures Contracts $ 454,510,843 $10,099,079

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's credit default swap contracts held as of April 30, 2025. Investments totaling $1,884,610 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 19,074,000) $ – $ 309,119 $ 309,119
Total Credit Default Swaps $– $309,119 $309,119
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderate Allocation Fund's total return swap contracts held as of April 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 8,900,042 $ 173,707 $ – $ 173,707
Total Return Swaps $ 173,707 $ – $173,707
# Payment made on Termination Date

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Moderate Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,047,792
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 173,707
Total Equity Contracts 8,221,499
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,610,917
Total Interest Rate Contracts 3,610,917
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 309,119
Total Credit Contracts 309,119
Total Asset Derivatives $12,141,535
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,349,510
Total Foreign Exchange Contracts 1,349,510
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 130,073
Total Equity Contracts 130,073
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 80,047
Total Interest Rate Contracts 80,047
Total Liability Derivatives $1,559,630
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (8,651,611)
Total Interest Rate Contracts (8,651,611)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (9,611,878)
Total Equity Contracts (9,611,878)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 451,304
Total Foreign Exchange Contracts 451,304
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 38,947
Total Credit Contracts 38,947
Total ($17,773,238)

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

e
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,987,928)
Total Foreign Exchange Contracts (1,987,928)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,067,367
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 920,788
Total Equity Contracts 7,988,155
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 10,017,412
Total Interest Rate Contracts 10,017,412
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 309,119
Total Credit Contracts 309,119
Total $16,326,758
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $573,371,819
Futures - Short (342,308,603)
Total Return Swaps - Short (787,498)
Interest Rate Contracts
Futures - Long 290,967,834
Foreign Exchange Contracts
Futures - Short (37,918,772)
Credit Contracts
Credit Default Swaps - Sell Protection 58,711

Moderate Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $60,355 $1,872 $2,024 $59,404 7,325 1.6%
Core Emerging Markets Equity 21,432 669 – 21,641 2,257 0.6
Core International Equity 12,707 434 – 13,883 1,215 0.4
Core Low Volatility Equity 2,373 184 – 2,500 212 0.1
Core Mid Cap Value 44,529 4,024 – 40,637 4,142 1.1
Core Small Cap Value 22,933 2,536 1,900 18,906 2,033 0.5
Global Stock, Class S 88,445 10,069 – 88,567 3,307 2.4
High Yield, Class S 44,836 1,420 216 45,282 10,885 1.2
Income, Class S 129,646 2,890 4,448 127,748 15,694 3.5
International Equity, Class S 146,460 4,241 – 157,431 13,822 4.2
Large Cap Growth, Class S 400,163 24,338 – 381,227 19,312 10.3
Large Cap Value, Class S 360,303 29,805 – 349,622 12,315 9.4
Mid Cap Stock, Class S 152,446 6,243 10 143,496 4,239 3.9
Short-Term Bond, Class S 73,574 1,494 1,888 73,830 5,911 2.0
Small Cap Stock, Class S 52,177 963 – 45,812 1,632 1.2
Total U.S. Affiliated Registered Investment
Companies 1,612,379 1,569,986 42.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 541,428 140,096 316,311 365,213 36,521 9.9
Total Affiliated Short-Term Investments 541,428 365,213 9.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,672 192,742 185,940 15,474 15,474 0.4
Total Collateral Held for Securities Loaned 8,672 15,474 0.4
Total Value $2,162,479 $1,950,673
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($434) ($365) $– $1,872
Core Emerging Markets Equity – (460) – 668
Core International Equity – 742 – 424
Core Low Volatility Equity Fund – (57) 88 95
Core Mid Cap Value – (7,916) 3,165 860
Core Small Cap Value 437 (5,100) 2,174 362
Global Stock, Class S – (9,947) 8,393 1,675
High Yield, Class S (32) (726) – 1,421
Income, Class S (1,014) 674 – 2,898
International Equity, Class S – 6,730 – 4,241
Large Cap Growth, Class S – (43,274) 23,895 443
Large Cap Value, Class S – (40,486) 24,155 5,649
Mid Cap Stock, Class S (0) (15,183) 5,454 789
Short-Term Bond, Class S (23) 673 – 1,496
Small Cap Stock, Class S – (7,328) 687 276
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% – – – 10,604
Total Income/Non Cash Income from Affiliated Investments $33,773
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total ($1,066) ($122,023) $68,011

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   49.4% Value
U.S. Affiliated   48.8%
4,157,833 Thrivent Core Emerging Markets
Debt Fund $ 33,720,025
7,699,764 Thrivent Core Emerging Markets
Equity Fund 73,840,739
12,833,650 Thrivent Core International Equity
Fund 146,688,621
310,710 Thrivent Core Low Volatility Equity
Fund 3,660,163
5,932,465 Thrivent Core Mid Cap Value Fund 58,197,483
4,635,704 Thrivent Core Small Cap Value
Fund 43,112,043
8,455,589 Thrivent Global Stock Fund, Class
S 226,440,670
6,168,735 Thrivent High Yield Fund, Class S 25,661,936
8,872,067 Thrivent Income Fund, Class S 72,218,624
27,723,375 Thrivent International Equity Fund,
Class S 315,769,236
24,534,102 Thrivent Large Cap Growth Fund,
Class S 484,303,166
14,465,122 Thrivent Large Cap Value Fund,
Class S 410,664,811
7,458,173 Thrivent Mid Cap Stock Fund,
Class S 252,459,164
3,343,877 Thrivent Short-Term Bond Fund,
Class S 41,765,028
2,513,910 Thrivent Small Cap Stock Fund,
Class S 70,565,443
Total 2,259,067,152
U.S. Unaffiliated   0.6%
11,501 Invesco QQQ Trust Series 1
a
5,468,381
13,004 Invesco Senior Loan ETF
a
269,443
36,265 iShares Broad USD High Yield
Corporate Bond ETF 1,327,299
6,233 iShares Russell 2000 Growth ETF 1,580,377
30,336 SPDR S&P 500 ETF Trust 16,822,525
21,180 SPDR S&P Biotech ETF 1,756,881
4,519 SPDR S&P Regional Banking ETF 244,613
5,561 SPDR S&P Software & Services
ETF 906,499
Total 28,376,018
Total Registered Investment
Companies (cost $1,697,671,367) 2,287,443,170
Shares Common Stock 25.8% Value
Communications Services  1.6%
52,731 Alphabet, Inc., Class A 8,373,683
105,993 Alphabet, Inc., Class C 17,053,214
19,567 AMC Networks, Inc.
b
125,229
81,471 AT&T, Inc. 2,256,747
7,166 Bandwidth, Inc.
b
89,002
86,309 Cargurus, Inc.
b
2,413,200
687 Charter Communications, Inc.
b
269,208
20,879 Cogent Communications Holdings 1,134,774
103,975 Comcast Corporation 3,555,945
46,897 E.W. Scripps Company
b
94,263
330 Electronic Arts, Inc. 47,880
3,882 Entravision Communications
Corporation 7,104
1,373 Fox Corporation, Class B 63,487
16,664 iHeartMedia, Inc.
b
17,164
11,204 Iridium Communications, Inc. 270,352
Shares Common Stock  25.8% Value
Communications Services  1.6% - continued
3,379 John Wiley and Sons, Inc. $ 147,459
5,728 Liberty Global, Ltd., Class A
b
62,722
11,349 Liberty Latin America, Ltd., Class
A
b
61,511
1,413 Liberty Media Corporation-Liberty
Live Group
b
101,044
24,306 Lumen Technologies, Inc.
b
86,043
13,700 Magnite, Inc.
b
162,893
42,805 Meta Platforms, Inc. 23,499,945
1,427 Netflix, Inc.
b
1,614,964
9,421 New York Times Company 490,457
5,894 News Corporation, Class A 159,845
1,124 Omnicom Group, Inc. 85,604
46,907 Pinterest, Inc.
b
1,187,685
1,743 Sinclair, Inc. 25,099
18,183 Sirius XM Holdings, Inc.
a
389,480
2,886 Spotify Technology SA
b
1,771,946
2,126 TechTarget, Inc.
b
16,944
7,566 Telephone and Data Systems, Inc. 283,649
1,746 TKO Group Holdings, Inc. 284,441
16,526 Trade Desk, Inc.
b
886,289
1,492 Trump Media & Technology Group
Corporation
a,b
36,614
144,735 Verizon Communications, Inc. 6,377,024
10,985 Walt Disney Company 999,086
166,410 Warner Brothers Discovery, Inc.
b
1,442,775
Total 75,944,771
Consumer Discretionary  2.5%
8,955 Adient plc
b
113,281
23,714 Advance Auto Parts, Inc. 775,922
137,851 Amazon.com, Inc.
b
25,422,481
27,760 American Axle & Manufacturing
Holdings, Inc.
b
106,043
9,350 American Eagle Outfitters, Inc. 98,455
27,152 Aptiv plc
b
1,549,293
3,796 Autoliv, Inc. 353,901
70 AutoZone, Inc.
b
263,382
15,817 Bath & Body Works, Inc. 482,577
20,666 Best Buy Company, Inc. 1,378,216
471 Booking Holdings, Inc. 2,401,761
15,887 Boot Barn Holdings, Inc.
b
1,657,650
7,024 BorgWarner, Inc. 199,341
2,603 Bright Horizons Family Solutions,
Inc.
b
326,468
8,972 Build-A-Bear Workshop, Inc. 316,532
518 CarMax, Inc.
b
33,499
1,093 Carvana Company
b
267,075
286 Cavco Industries, Inc.
b
141,241
36,557 Champion Homes, Inc.
b
3,162,180
9,385 Chewy, Inc.
b
351,937
28,997 Chipotle Mexican Grill, Inc.
b
1,464,928
12,415 Columbia Sportswear Company 771,841
7,478 Coursera, Inc.
b
62,965
1,410 Crocs, Inc.
b
135,952
23,570 D.R. Horton, Inc. 2,977,834
18,112 Dana, Inc. 248,859
459 Darden Restaurants, Inc. 92,094
11,848 Deckers Outdoor Corporation
b
1,313,114
23,568 DoorDash, Inc.
b
4,546,031
1,364 Dorman Products, Inc.
b
154,541
3,967 eBay, Inc. 270,391
2,506 Etsy, Inc.
b
108,961
9,743 Expedia Group, Inc. 1,528,969
1,404 Five Below, Inc.
b
106,550

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.8% Value
Consumer Discretionary  2.5% - continued
6,754 Fox Factory Holding Corporation
b
$ 137,174
740 Frontdoor, Inc.
b
30,421
1,214 GameStop Corporation
b
33,822
18,584 Gap, Inc. 406,990
1,394 Garmin, Ltd. 260,497
28,412 Gentex Corporation 618,813
8,483 GigaCloud Technology, Inc.
b
106,377
7,735 Goodyear Tire & Rubber
Company
b
84,157
7,869 Grand Canyon Education, Inc.
b
1,403,594
1,835 Group 1 Automotive, Inc. 740,661
13,707 Hanesbrands, Inc.
b
62,915
12,706 Hasbro, Inc. 786,501
20,408 Hilton Worldwide Holdings, Inc. 4,601,596
16,334 Home Depot, Inc. 5,888,244
12,974 Installed Building Products, Inc. 2,151,478
27,491 La-Z-Boy, Inc. 1,085,894
1,347 Lear Corporation 115,505
7,476 LKQ Corporation 285,658
13,572 Lowe's Companies, Inc. 3,034,156
4,965 Lululemon Athletica, Inc.
b
1,344,373
29,736 Modine Manufacturing Company
b
2,427,647
4,563 Mohawk Industries, Inc.
b
485,275
1,050 Motorcar Parts of America, Inc.
b
9,355
2,539 Murphy USA, Inc. 1,265,869
163 NVR, Inc.
b
1,161,497
3,468 O'Reilly Automotive, Inc.
b
4,907,914
926 Planet Fitness, Inc.
b
87,590
3,930 Pool Corporation 1,152,040
109,144 QVC Group, Inc. 16,372
662 Ralph Lauren Corporation 148,917
4,342 Revolve Group, Inc.
b
86,319
17,537 Ross Stores, Inc. 2,437,643
4,946 Service Corporation International/
US 395,185
32,341 SharkNinja, Inc.
b
2,603,450
25,605 Six Flags Entertainment
Corporation 881,068
19,353 Skechers USA, Inc.
b
929,331
102,737 Sony Group Corporation ADR
a
2,671,162
3,962 Stitch Fix, Inc.
b
12,956
13,179 Stoneridge, Inc.
b
50,871
1,601 Strategic Education, Inc. 130,610
2,587 Tapestry, Inc. 182,772
29,632 Tesla, Inc.
b
8,360,965
6,826 Texas Roadhouse, Inc. 1,132,843
116 TopBuild Corporation
b
34,308
5,400 Travel + Leisure Company 237,222
439 Ulta Beauty, Inc.
b
173,686
3,573 Valvoline, Inc.
b
122,411
13,745 VF Corporation 163,291
1,869 Visteon Corporation
b
148,006
7,613 Wingstop, Inc. 2,008,995
72,082 Wyndham Hotels & Resorts, Inc. 6,148,595
273 Yum! Brands, Inc. 41,070
Total 116,978,326
Consumer Staples  0.9%
6,079 Albertson's Companies, Inc. 133,616
1,465 Archer-Daniels-Midland Company 69,954
2,012 BellRing Brands, Inc.
b
155,206
16,867 BJ's Wholesale Club Holdings,
Inc.
b
1,982,885
435 Bunge Global SA 34,243
4,350 Casey's General Stores, Inc. 2,012,266
Shares Common Stock  25.8% Value
Consumer Staples  0.9% - continued
841 Celsius Holdings, Inc.
b
$ 29,401
514 Church & Dwight Company, Inc. 51,061
15,043 Colgate-Palmolive Company 1,386,814
50,248 Conagra Brands, Inc. 1,241,628
1,052 Costco Wholesale Corporation 1,046,214
266,371 Coty, Inc.
b
1,345,174
7,855 Dole plc 119,317
1,002 Hershey Company 167,524
31,205 J & J Snack Foods Corporation 4,043,856
20,148 J.M. Smucker Company 2,342,608
19,832 John B. Sanfilippo & Son, Inc. 1,314,267
146,403 Kenvue, Inc. 3,455,111
4,503 Keurig Dr Pepper, Inc. 155,759
940 Kimberly-Clark Corporation 123,873
1,267 Kraft Heinz Company 36,870
6,584 Lancaster Colony Corporation 1,071,744
1,089 Maplebear, Inc.
b
43,440
5,029 McCormick & Company, Inc. 385,523
20,243 Philip Morris International, Inc. 3,468,840
25,893 Procter & Gamble Company 4,209,425
59,642 Sysco Corporation 4,258,439
13,206 Turning Point Brands, Inc. 810,584
1,641 Tyson Foods, Inc. 100,495
3,946 US Foods Holding Corporation
b
259,094
59,702 Vita Coco Company, Inc.
b
1,973,151
34,571 Walmart, Inc. 3,362,030
Total 41,190,412
Energy  0.9%
39,799 Antero Midstream Corporation 658,673
18,248 Antero Resources Corporation
b
635,578
7,573 APA Corporation 117,684
43,940 Archrock, Inc. 1,033,908
51,769 Baker Hughes Company 1,832,623
23,485 Berry Corporation 58,243
4,110 Cactus, Inc. 155,933
1,000 Cheniere Energy, Inc. 231,110
9,879 Civitas Resources, Inc. 269,203
44,180 ConocoPhillips 3,937,322
862 Coterra Energy, Inc. 21,171
9,172 Crescent Energy Company 75,944
73,769 Devon Energy Corporation 2,243,315
1,572 DT Midstream, Inc. 152,798
121,592 Enterprise Products Partners, LP 3,635,601
28,936 EOG Resources, Inc. 3,192,509
400 EQT Corporation 19,776
9,514 Expand Energy Corporation 988,505
76,507 Exxon Mobil Corporation 8,081,434
5,227 Gulfport Energy Corporation
b
901,657
73,107 Halliburton Company 1,448,981
12,278 Hess Midstream, LP 456,373
29,667 Kinder Morgan, Inc. 780,242
4,070 Kodiak Gas Services, Inc. 138,421
51,221 Kosmos Energy, Ltd.
b
78,880
12,328 Marathon Petroleum Corporation 1,693,990
34,608 Matador Resources Company 1,368,400
913 Natural Gas Services Group, Inc.
b
16,407
30,470 Noble Corporation plc 662,418
9,641 Oceaneering International, Inc.
b
171,128
6,485 Oil States International, Inc.
b
22,762
11,706 Ovintiv, Inc. 393,087
4,112 Par Pacific Holdings, Inc.
b
58,884
77 Phillips 66 8,013
653 Ranger Energy Services, Inc. 7,242
17,312 Schlumberger NV 575,624

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.8% Value
Energy  0.9% - continued
22,650 Shell plc ADR $ 1,460,472
19,933 Sitio Royalties Corporation 338,064
5,560 Talos Energy, Inc.
b
38,253
174 Targa Resources Corporation 29,737
99,691 TechnipFMC plc 2,808,295
12,150 Vital Energy, Inc.
b
172,287
197 Weatherford International plc 8,156
21,366 Williams Companies, Inc. 1,251,407
Total 42,230,510
Financials  4.2%
1,625 1st Source Corporation 97,419
1,004 Affiliated Managers Group, Inc. 166,292
4,714 Affirm Holdings, Inc.
b
234,569
12,107 Allstate Corporation 2,401,908
29,034 Ally Financial, Inc. 948,250
18,379 Amalgamated Financial
Corporation 517,553
4,870 American Express Company 1,297,417
31,385 American International Group, Inc. 2,558,505
2,956 Ameriprise Financial, Inc. 1,392,335
4,075 Ameris Bancorp 238,795
1,397 AMERISAFE, Inc. 64,947
12,925 Annaly Capital Management, Inc. 253,330
3,329 Arch Capital Group, Ltd. 301,874
4,694 Arthur J. Gallagher & Company 1,505,319
6,498 Artisan Partners Asset
Management, Inc. 240,296
9,613 Associated Banc-Corp 212,063
1,912 Assurant, Inc. 368,519
3,557 Atlantic Union Bankshares
Corporation 98,529
186,281 AvidXchange Holdings, Inc.
b
1,514,465
915 Axis Capital Holdings, Ltd. 88,133
190,562 Bank of America Corporation 7,599,613
239 Bank of Hawaii Corporation 15,800
1,004 Bank of Marin Bancorp 20,602
24,334 Bank of N.T. Butterfield & Son, Ltd. 977,740
35,809 Bank of New York Mellon
Corporation 2,879,402
2,395 Bank OZK 102,027
325 Bank7 Corporation 11,830
2,557 BankFinancial Corporation 31,426
10,937 BankUnited, Inc. 357,749
3,368 Bar Harbor Bankshares 99,827
4,807 BCB Bancorp, Inc. 39,514
9,652 Berkshire Hathaway, Inc.
b
5,146,929
6,682 Berkshire Hills Bancorp, Inc. 165,914
2,336 Block, Inc.
b
136,586
35,440 Blue Owl Capital, Inc. 656,703
55,357 Bridgewater Bancshares, Inc.
b
851,944
10,998 Brookline Bancorp, Inc. 114,819
6,582 Brown & Brown, Inc. 727,969
3,004 Burke & Herbert Financial Services
Corporation 167,954
5,010 Business First Bancshares, Inc. 115,480
1,742 Byline Bancorp, Inc. 44,491
4,084 Cadence Bank 119,498
334 Camden National Corporation 12,866
635 Capital City Bank Group, Inc. 23,203
14,768 Capital One Financial Corporation 2,662,080
19,566 Capitol Federal Financial, Inc. 110,939
10,426 Carlyle Group, Inc. 402,861
1,393 Carter Bankshares, Inc.
b
21,327
475 Cathay General Bancorp 19,803
Shares Common Stock  25.8% Value
Financials  4.2% - continued
11,287 Cboe Global Markets, Inc. $ 2,503,457
100,029 Charles Schwab Corporation 8,142,361
8,022 Chimera Investment Corporation 98,991
409 ChoiceOne Financial Services, Inc. 11,628
11,991 Chubb, Ltd. 3,430,385
1,275 Cincinnati Financial Corporation 177,493
8,576 Citigroup, Inc. 586,427
1,434 Citizens Financial Group, Inc. 52,900
4,187 CNB Financial Corporation 91,905
6,746 CNO Financial Group, Inc. 255,943
170 Coinbase Global, Inc.
b
34,491
1,935 Colony Bankcorp, Inc. 30,031
4,917 Columbia Banking System, Inc. 110,239
3,685 Comerica, Inc. 198,069
3,604 Commerce Bancshares, Inc. 218,907
424 Community Financial System, Inc. 23,146
7,884 Community Trust Bancorp, Inc. 386,001
1,664 Cullen/Frost Bankers, Inc. 193,806
2,330 Customers Bancorp, Inc.
b
116,500
809 CVB Financial Corporation 14,999
349 Diamond Hill Investment Group,
Inc. 43,967
15,905 Discover Financial Services 2,905,366
24,502 Donnelley Financial Solutions, Inc.
b
1,180,996
5,538 Eagle Bancorp, Inc. 99,407
4,556 East West Bancorp, Inc. 389,766
2,457 Eastern Bankshares, Inc. 36,658
196 Enact Holdings, Inc. 7,015
2,345 Enova International, Inc.
b
215,248
3,171 Equitable Holdings, Inc. 156,806
2,878 Equity Bancshares, Inc. 110,774
2,840 Essent Group, Ltd. 161,681
95,063 F.N.B. Corporation 1,244,375
2,243 FactSet Research Systems, Inc. 969,469
7,374 Federal Agricultural Mortgage
Corporation 1,292,883
29,265 Federated Hermes, Inc. 1,188,452
5,196 Fidelity National Information
Services, Inc. 409,860
2,644 Fifth Third Bancorp 95,025
588 Financial Institutions, Inc. 14,929
907 First American Financial
Corporation 55,155
23,520 First Bancorp/Puerto Rico 461,933
12,140 First Busey Corporation 252,391
699 First Business Financial Services,
Inc. 33,650
1,373 First Citizens BancShares, Inc./NC 2,442,759
7,739 First Financial Bancorp 179,158
2,192 First Financial Bankshares, Inc. 73,454
4,149 First Financial Corporation 204,961
1,356 First Hawaiian, Inc. 30,998
16,063 First Horizon Corporation 290,419
4,032 First Internet Bancorp 85,720
675 First Interstate BancSystem, Inc. 17,682
4,799 First Merchants Corporation 171,036
5,245 First Mid-Illinois Bancshares, Inc. 175,340
14,629 Fiserv, Inc.
b
2,700,075
4,496 Flagstar Financial, Inc. 52,648
7,786 Flushing Financial Corporation 93,198
1,731 Flywire Corporation
b
16,289
33,300 Fulton Financial Corporation 555,444
63,322 Glacier Bancorp, Inc. 2,581,005
5,745 Great Southern Bancorp, Inc. 315,975
206 Hamilton Lane, Inc. 31,825

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.8% Value
Financials  4.2% - continued
4,961 Hancock Whitney Corporation $ 258,418
1,378 Hanmi Financial Corporation 31,515
1,328 Hanover Insurance Group, Inc. 220,581
5,778 HarborOne Bancorp, Inc. 65,407
2,407 Hartford Insurance Group, Inc. 295,267
4,327 Home BancShares, Inc. 120,074
6,837 Hometrust Bancshares, Inc. 233,415
11,657 Horizon Bancorp, Inc. 171,125
24,277 Houlihan Lokey, Inc. 3,934,816
5,247 Huntington Bancshares, Inc./OH 76,239
92 Independent Bank Corporation/MA 5,436
5,955 Independent Bank Corporation/MI 181,389
312 Interactive Brokers Group, Inc. 53,617
51,322 Intercontinental Exchange, Inc. 8,620,556
15,498 Invesco, Ltd. 215,887
672 Investar Holding Corporation 12,855
17,234 Jack Henry & Associates, Inc. 2,988,893
23,742 Janus Henderson Group plc 788,472
47,135 JPMorgan Chase & Company 11,530,164
16,098 Kearny Financial Corporation/MD 100,773
155,012 KeyCorp 2,300,378
5,370 Kinsale Capital Group, Inc. 2,337,346
1,946 LendingTree, Inc.
b
100,394
1,760 M&T Bank Corporation 298,778
1,664 MarketAxess Holdings, Inc. 368,726
5,481 Marsh & McLennan Companies,
Inc. 1,235,801
9,471 Mastercard, Inc. 5,190,676
3,685 Mercantile Bank Corporation 155,912
35,486 MetLife, Inc. 2,674,580
1,971 Metropolitan Bank Holding
Corporation
b
122,064
51,450 MGIC Investment Corporation 1,281,619
7,379 Midland States Bancorp, Inc. 120,130
16,384 MidWestOne Financial Group, Inc. 454,492
2,026 Morningstar, Inc. 576,843
7,280 MSCI, Inc. 3,968,401
81,520 Nasdaq, Inc. 6,212,639
29,086 NMI Holdings, Inc.
b
1,052,041
2,630 Northeast Community Bancorp,
Inc. 59,859
17,179 Northern Trust Corporation 1,614,482
7,299 Northfield Bancorp, Inc. 77,004
614 Northrim BanCorp, Inc. 49,298
11,958 Northwest Bancshares, Inc. 147,681
25,222 OceanFirst Financial Corporation 417,676
15,067 OFG Bancorp 592,886
73,838 Old National Bancorp 1,520,324
10,646 Old Republic International
Corporation 400,290
21,867 Old Second Bancorp, Inc. 345,280
22,545 OneMain Holdings, Inc. 1,061,193
3,862 Orrstown Financial Services, Inc. 115,744
6,497 Pacific Premier Bancorp, Inc. 132,149
1,164 Palomar Holdings, Inc.
b
168,803
46 Park National Corporation 6,905
1,868 Paymentus Holdings, Inc.
b
60,635
2,130 PCB Bancorp 41,769
4,257 Peoples Bancorp, Inc./OH 123,496
2,112 Pinnacle Financial Partners, Inc. 211,707
1,023 PNC Financial Services Group,
Inc. 164,386
8,314 Popular, Inc. 793,322
2,245 Principal Financial Group, Inc. 166,467
10,989 Progressive Corporation 3,096,041
Shares Common Stock  25.8% Value
Financials  4.2% - continued
18,366 Prosperity Bancshares, Inc. $ 1,247,051
12,871 Provident Financial Services, Inc. 210,698
1,603 Prudential Financial, Inc. 164,644
16,929 Radian Group, Inc. 540,712
3,081 Regions Financial Corporation 62,883
628 Reinsurance Group of America,
Inc. 117,631
668 Renasant Corporation 21,423
11,671 Rithm Capital Corporation 130,482
44,464 RLI Corporation 3,290,781
22,963 Robinhood Markets, Inc.
b
1,127,713
6,422 S&P Global, Inc. 3,211,321
14,180 SEI Investments Company 1,110,152
809 ServisFirst Bancshares, Inc. 57,617
7,205 Shore Bancshares, Inc. 99,645
3,310 Sierra Bancorp 87,583
849 Simmons First National
Corporation 15,842
898 Southern Missouri Bancorp, Inc. 47,280
656 Southern States Bancshares, Inc. 21,917
2,040 Southside Bancshares, Inc. 57,508
3,024 SouthState Corporation 262,423
7,447 StepStone Group, Inc. 372,424
3,216 Stifel Financial Corporation 275,579
1,537 StoneX Group, Inc.
b
136,124
9,686 Synovus Financial Corporation 419,598
612 Texas Capital Bancshares, Inc.
b
41,708
1,032 Tompkins Financial Corporation 61,507
280 Towne Bank/Portsmouth, VA 9,226
15,029 TPG RE Finance Trust, Inc. 114,822
29,909 TPG, Inc. 1,389,273
39,857 Tradeweb Markets, Inc. 5,512,223
79,978 Triumph Financial, Inc.
b
4,272,425
14,604 Truist Financial Corporation 559,917
3,845 TrustCo Bank Corporation NY 117,080
15,483 Trustmark Corporation 519,455
3,614 U.S. Bancorp 145,789
1,953 UMB Financial Corporation 184,695
2,755 United Bankshares, Inc. 94,469
8,003 United Community Banks, Inc. 220,963
1,795 Unity Bancorp, Inc. 74,313
4,346 Univest Financial Corporation 128,381
1,503 Unum Group 116,723
29,280 Valley National Bancorp 251,808
5,924 Veritex Holdings, Inc. 137,911
24,825 Visa, Inc. 8,577,037
5,188 Webster Financial Corporation 245,392
133,674 Wells Fargo & Company 9,492,191
4,518 WesBanco, Inc. 134,546
2,900 Westamerica Bancorporation 140,447
17,403 Western Alliance Bancorp 1,213,163
51,120 Western Union Company 506,599
247 Willis Towers Watson plc 76,027
1,770 Wintrust Financial Corporation 196,771
580 WSFS Financial Corporation 29,899
21,401 Zions Bancorp NA 962,403
Total 194,498,195
Health Care  3.5%
23,330 Abbott Laboratories 3,050,397
3,053 AbbVie, Inc. 595,640
124,746 ADMA Biologics, Inc.
b
2,968,955
40,039 Agilent Technologies, Inc. 4,308,196
2,333 Agios Pharmaceuticals, Inc.
b
69,267
695 Align Technology, Inc.
b
120,443

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.8% Value
Health Care  3.5% - continued
12,365 Amgen, Inc. $ 3,597,226
7,375 Amicus Therapeutics, Inc.
b
56,640
7,668 Amneal Pharmaceuticals, Inc.
b
58,737
2,171 Anika Therapeutics, Inc.
b
31,545
3,560 Argenx SE ADR
b
2,296,698
71,996 Avantor, Inc.
b
935,228
909 Biogen, Inc.
b
110,062
17,881 BioMarin Pharmaceutical, Inc.
b
1,138,841
7,391 Bio-Techne Corporation 372,137
46,621 Boston Scientific Corporation
b
4,795,902
12,671 Cabaletta Bio, Inc.
b
16,726
7,712 CareDx, Inc.
b
130,179
36,459 Caribou Biosciences, Inc.
b
31,023
11,800 Cencora, Inc. 3,453,506
6,130 Centene Corporation
b
366,880
14,848 Certara, Inc.
b
205,793
1,887 Chemed Corporation 1,097,309
8,220 Cigna Group 2,795,129
105,766 Concentra Group Holdings Parent,
Inc. 2,300,410
17,597 Cooper Companies, Inc.
b
1,437,147
22,673 CorVel Corporation
b
2,465,915
32,769 Danaher Corporation 6,531,845
9,021 Denali Therapeutics, Inc.
b
150,200
17,028 Dentsply Sirona, Inc. 236,689
21,763 Dexcom, Inc.
b
1,553,443
1,812 Doximity, Inc.
b
103,067
5,862 Dyne Therapeutics, Inc.
b
69,113
31,244 Elanco Animal Health, Inc.
b
296,193
7,916 Eli Lilly & Company 7,116,088
11,401 Enanta Pharmaceuticals, Inc.
b
69,432
53,120 Encompass Health Corporation 6,214,509
12,310 Exact Sciences Corporation
b
561,828
1,070 Exelixis, Inc.
b
41,890
4,940 Fate Therapeutics, Inc.
b
6,323
22,863 Gilead Sciences, Inc. 2,435,824
69,690 Globus Medical, Inc.
b
5,001,651
11,839 GoodRx Holdings, Inc.
b
54,815
28,745 HealthEquity, Inc.
b
2,464,021
11,384 IDEXX Laboratories, Inc.
b
4,925,288
255 Illumina, Inc.
b
19,788
3,062 Incyte Corporation
b
191,865
14,014 Inspire Medical Systems, Inc.
b
2,219,537
3,356 Insulet Corporation
b
846,685
5,596 Integra LifeSciences Holdings
Corporation
b
91,718
8,529 Intellia Therapeutics, Inc.
b
75,652
4,945 Intuitive Surgical, Inc.
b
2,550,631
1,317 IQVIA Holding, Inc.
b
204,227
6,528 iTeos Therapeutics, Inc.
b
47,328
65,621 Johnson & Johnson 10,257,219
14,492 Labcorp Holdings, Inc. 3,492,717
2,415 Medpace Holdings, Inc.
b
744,762
70,852 Medtronic plc 6,005,416
48,557 Merck & Company, Inc. 4,137,056
19,329 Merit Medical Systems, Inc.
b
1,825,624
1,413 Mettler-Toledo International, Inc.
b
1,512,715
3,594 Myriad Genetics, Inc.
b
26,632
16,395 Natera, Inc.
b
2,474,497
1,665 Neurocrine Biosciences, Inc.
b
179,304
13,764 Nkarta, Inc.
b
29,180
9,642 Olema Pharmaceuticals, Inc.
b
49,753
14,675 Penumbra, Inc.
b
4,297,427
1,680 Prestige Consumer Healthcare,
Inc.
b
136,466
Shares Common Stock  25.8% Value
Health Care  3.5% - continued
43,728 Progyny, Inc.
b
$ 998,748
5,134 Prothena Corporation plc
b
47,233
813 PTC Therapeutics, Inc.
b
40,520
1,742 QIAGEN NV 74,471
868 Quest Diagnostics, Inc. 154,695
1,935 Regeneron Pharmaceuticals, Inc. 1,158,601
22,180 Relay Therapeutics, Inc.
b
73,859
27,411 Repligen Corporation
b
3,782,444
85 Revvity, Inc. 7,942
7,128 Rocket Pharmaceuticals, Inc.
b
54,387
44,628 Royalty Pharma plc 1,464,691
52,240 RxSight, Inc.
b
768,973
58,790 Sanofi SA ADR 3,230,510
2,400 Scholar Rock Holding Corporation
b
78,984
119,766 scPharmaceuticals, Inc.
b
305,403
4,680 STERIS plc 1,051,783
81,352 Stevanato Group SPA 1,697,003
6,121 Stryker Corporation 2,288,764
1,485 Teleflex, Inc. 203,519
2,543 Tenet Healthcare Corporation
b
363,522
7,741 Thermo Fisher Scientific, Inc. 3,320,889
58,900 Twist Bioscience Corporation
b
2,257,048
369 United Therapeutics Corporation
b
111,840
16,615 UnitedHealth Group, Inc. 6,836,076
2,979 Vaxcyte, Inc.
b
106,767
501 Veeva Systems, Inc.
b
117,079
32,429 Vericel Corporation
b
1,232,951
8,387 Vertex Pharmaceuticals, Inc.
b
4,273,177
36,275 Viatris, Inc. 305,436
47,830 Viemed Healthcare, Inc.
b
338,158
4,866 Viking Therapeutics, Inc.
b
140,481
764 Waters Corporation
b
265,666
3,882 Waystar Holding Corporation
b
144,294
4,195 West Pharmaceutical Services,
Inc. 886,362
9,139 Xencor, Inc.
b
100,712
4,086 Xenon Pharmaceuticals, Inc.
b
156,085
9,390 Zentalis Pharmaceuticals, Inc.
b
13,334
27,685 Zimmer Biomet Holdings, Inc. 2,852,939
10,266 Zoetis, Inc. 1,605,602
Total 160,965,297
Industrials  3.6%
6,270 A.O. Smith Corporation 425,482
9,312 Advanced Drainage Systems, Inc. 1,056,819
14,310 AECOM 1,411,682
11,448 Air Lease Corporation 535,308
1,311 Alaska Air Group, Inc.
b
58,038
3,668 Allegheny Technologies, Inc.
b
199,466
1,866 Allegion plc 259,747
7,119 Allison Transmission Holdings, Inc. 656,657
54,206 Amentum Holdings, Inc.
b
1,182,775
21,976 AMETEK, Inc. 3,726,690
552 Applied Industrial Technologies,
Inc. 134,291
2,018 Arcosa, Inc. 161,581
189 Argan, Inc. 28,942
7,975 Armstrong World Industries, Inc. 1,156,535
10,291 Array Technologies, Inc.
b
49,191
41,340 Atmus Filtration Technologies, Inc. 1,433,258
15,228 Automatic Data Processing, Inc. 4,577,537
278 Axon Enterprise, Inc.
b
170,497
49,079 Badger Infrastructure Solutions,
Ltd. 1,398,392
34,272 Barrett Business Services, Inc. 1,390,072

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.8% Value
Industrials  3.6% - continued
10,261 Brady Corporation $ 721,246
40,768 BWX Technologies, Inc. 4,448,604
3,712 C.H. Robinson Worldwide, Inc. 331,185
10 CACI International, Inc.
b
4,579
16,002 Casella Waste Systems, Inc.
b
1,879,435
10,285 Caterpillar, Inc. 3,180,842
65,660 CECO Environmental Corporation
b
1,562,051
7,695 Clean Harbors, Inc.
b
1,646,268
246,154 CNH Industrial NV 2,848,002
319 CSW Industrials, Inc. 99,681
211,072 CSX Corporation 5,924,791
542 Cummins, Inc. 159,261
3,036 Curtiss-Wright Corporation 1,047,086
23,213 Dayforce, Inc.
b
1,343,336
75,264 Delta Air Lines, Inc. 3,133,240
9,517 DNOW, Inc.
b
151,035
28 Dover Corporation 4,778
3,315 EMCOR Group, Inc. 1,328,321
4,041 Energy Recovery, Inc.
b
62,433
65,555 Enerpac Tool Group Corporation 2,646,455
13,838 EnPro, Inc. 2,067,397
91,279 ExlService Holdings, Inc.
b
4,425,206
1,347 Expeditors International of
Washington, Inc. 148,049
45,619 Fastenal Company 3,693,770
26,936 Federal Signal Corporation 2,193,398
20,806 Ferguson Enterprises, Inc. 3,529,946
66,651 Flowserve Corporation 3,014,625
3,546 Fortive Corporation 247,121
6,676 Frontier Group Holdings, Inc.
b
19,894
165,309 Gates Industrial Corporation plc
b
3,127,646
9,527 General Dynamics Corporation 2,592,487
667 Gorman-Rupp Company 23,919
18,386 Graco, Inc. 1,500,481
20,722 Great Lakes Dredge & Dock
Corporation
b
188,363
30,450 Helios Technologies, Inc. 830,067
771 Herc Holdings, Inc. 84,378
32,211 Hexcel Corporation 1,561,267
17,194 Honeywell International, Inc. 3,619,337
24,720 Howmet Aerospace, Inc. 3,425,698
10,701 Hudson Technologies, Inc.
b
71,590
6,634 IDEX Corporation 1,154,117
4,032 IES Holdings, Inc.
b
793,014
23,044 Ingersoll Rand, Inc. 1,738,209
5,785 ITT Corporation 792,661
17,369 Jacobs Solutions, Inc. 2,150,282
13,413 JB Hunt Transport Services, Inc. 1,751,470
4,472 Kirby Corporation
b
430,967
26,507 Knight-Swift Transportation
Holdings, Inc. 1,038,279
44,561 Korn Ferry 2,749,414
12,604 L3Harris Technologies, Inc. 2,773,132
14,920 Landstar System, Inc. 2,001,518
1,305 Leidos Holdings, Inc. 192,070
11,068 Limbach Holdings, Inc.
b
1,059,650
803 Lincoln Electric Holdings, Inc. 141,489
7,924 Lockheed Martin Corporation 3,785,691
2,675 ManpowerGroup, Inc. 115,212
9,709 Masco Corporation 588,463
204,899 Masterbrand, Inc.
b
2,489,523
3,620 McGrath RentCorp 386,145
10,586 Miller Industries, Inc. 432,015
16,353 Moog, Inc. 2,735,039
33,452 Mueller Water Products, Inc. 877,780
Shares Common Stock  25.8% Value
Industrials  3.6% - continued
3,503 NEXTracker, Inc.
b
$ 142,257
24,095 nVent Electric plc 1,323,056
10,095 Old Dominion Freight Line, Inc. 1,547,362
3,924 Otis Worldwide Corporation 377,763
1,944 Owens Corning, Inc. 282,677
1,795 PACCAR, Inc. 161,927
6,633 Parker-Hannifin Corporation 4,013,363
235 Paylocity Holding Corporation
b
45,144
14,038 Pentair plc 1,273,668
1,056 Pitney Bowes, Inc. 9,166
709 Quanta Services, Inc. 207,517
6,916 RBC Bearings, Inc.
b
2,272,390
8,562 Regal Rexnord Corporation 906,202
834 Republic Services, Inc. 209,126
5,740 Rockwell Automation, Inc. 1,421,683
43,893 Schneider National, Inc. 943,261
29,030 Shoals Technologies Group, Inc.
b
104,798
205 SkyWest, Inc.
b
18,280
5,049 Southwest Airlines Company
a
141,170
943 SPX Technologies, Inc.
b
126,503
1,272 SS&C Technologies Holdings, Inc. 96,163
7,432 Stanley Black & Decker, Inc. 446,069
12,037 Sterling Construction Company,
Inc.
b
1,798,689
18,041 Timken Company 1,159,134
13,543 Trane Technologies plc 5,191,167
112 TransDigm Group, Inc. 158,264
15,890 TransUnion 1,318,234
17,591 Trex Company, Inc.
b
1,017,112
4,202 Trinity Industries, Inc. 105,470
39,134 Uber Technologies, Inc.
b
3,170,245
9,947 UFP Industries, Inc. 983,261
1,804 UL Solutions, Inc. 103,171
1,378 UniFirst Corporation/MA 245,932
1,828 Union Pacific Corporation 394,226
17,492 United Airlines Holdings, Inc.
b
1,203,799
27,515 United Parcel Service, Inc. 2,622,180
365 United Rentals, Inc. 230,479
13,269 Verisk Analytics, Inc. 3,933,330
6,480 Verra Mobility Corporation
b
141,264
827 Wabtec Corporation 152,780
9,930 Waste Connections, Inc. 1,962,466
3,157 Waste Management, Inc. 736,718
2,653 Watsco, Inc. 1,219,956
65,893 WNS Holdings, Ltd.
b
3,987,844
57 Xylem, Inc. 6,872
Total 166,988,506
Information Technology  5.8%
1,766 Adobe, Inc.
b
662,215
25,126 Agilysys, Inc.
b
1,868,118
2,878 Ambarella, Inc.
b
138,115
109,804 Amphenol Corporation 8,449,418
171,556 Apple, Inc. 36,455,650
11,874 Applied Materials, Inc. 1,789,530
67,562 Arista Networks, Inc.
b
5,558,326
757 Astera Labs, Inc.
b
49,440
369 Atlassian Corporation
b
84,246
14,496 Aurora Innovation, Inc.
b
104,951
21,520 Autodesk, Inc.
b
5,901,860
626 BILL Holdings, Inc.
b
28,527
29,062 BlackLine, Inc.
b
1,372,598
67,882 Broadcom, Inc. 13,065,248
3,470 C3.ai, Inc.
b
76,375
8,635 CDW Corporation 1,386,436

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.8% Value
Information Technology  5.8% - continued
16,130 Ciena Corporation
b
$ 1,083,291
155,035 Cisco Systems, Inc. 8,950,171
6,128 Clearwater Analytics Holdings,
Inc.
b
139,351
1,557 Coherent Corporation
b
100,146
1,782 CommVault Systems, Inc.
b
297,826
847 Consensus Cloud Solutions, Inc.
b
16,821
23,698 Crane NXT Company 1,111,910
4,573 Credo Technology Group Holding,
Ltd.
b
196,868
3,955 CrowdStrike Holdings, Inc.
b
1,696,181
13,893 CyberArk Software, Ltd.
b
4,892,559
1,326 Datadog, Inc.
b
135,464
17,848 Descartes Systems Group, Inc.
b
1,881,001
4,396 DocuSign, Inc.
b
359,373
7,173 Dolby Laboratories, Inc. 550,815
32,097 Dynatrace Holdings, LLC
b
1,507,596
1,932 Elastic NV
b
166,538
923 Enphase Energy, Inc.
b
41,157
2,672 Expensify, Inc.
b
7,909
2,151 F5, Inc.
b
569,456
11,356 Fabrinet
b
2,328,661
792 Fair Isaac Corporation
b
1,575,827
817 FARO Technologies, Inc.
b
24,028
430 First Solar, Inc.
b
54,103
13,858 Flex, Ltd.
b
475,884
19,795 Fortinet, Inc.
b
2,053,929
26,997 Freshworks, Inc.
b
398,746
3,118 Gartner, Inc.
b
1,312,927
3,112 Gen Digital, Inc. 80,507
68,330 Gitlab, Inc.
b
3,188,961
6,159 Globant SA
a,b
724,114
20,973 Guidewire Software, Inc.
b
4,294,641
3,034 HubSpot, Inc.
b
1,855,291
14,131 Impinj, Inc.
b
1,301,889
18,863 International Business Machines
Corporation 4,561,451
1,354 IPG Photonics Corporation
b
81,091
1,312 Itron, Inc.
b
146,012
112,610 JFrog, Ltd.
b
3,802,840
3,392 Keysight Technologies, Inc.
b
493,197
2,084 Lam Research Corporation 149,360
43,920 Lattice Semiconductor
Corporation
b
2,149,006
4,708 Littelfuse, Inc. 858,315
252 MACOM Technology Solutions
Holdings, Inc.
b
26,145
13,610 Marvell Technology, Inc. 794,416
15,579 Micron Technology, Inc. 1,198,804
104,869 Microsoft Corporation 41,450,521
1,084 MicroStrategy, Inc.
a,b
412,039
977 Mirion Technologies, Inc.
b
15,417
6,056 MongoDB, Inc.
b
1,042,661
48 Monolithic Power Systems, Inc. 28,469
8,089 Motorola Solutions, Inc. 3,562,315
8,900 NetApp, Inc. 798,775
308,117 NVIDIA Corporation 33,560,104
1,299 Okta, Inc.
b
145,696
2,851 ON Semiconductor Corporation
b
113,185
25,320 Onto Innovation, Inc.
b
3,088,280
28,106 Palantir Technologies, Inc.
b
3,328,875
36,383 Pegasystems, Inc. 3,350,147
5,251 Plexus Corporation
b
642,880
672 Procore Technologies, Inc.
b
43,068
10,104 PTC, Inc.
b
1,565,817
Shares Common Stock  25.8% Value
Information Technology  5.8% - continued
4,037 Q2 Holdings, Inc.
b
$ 319,932
3,756 Qorvo, Inc.
b
269,192
40,993 QUALCOMM, Inc. 6,085,821
13,647 Salesforce, Inc. 3,667,085
86,045 Samsung Electronics Company,
Ltd. 3,357,264
5,886 SAP SE ADR 1,719,830
6,932 ServiceNow, Inc.
b
6,620,129
7,785 Silicon Laboratories, Inc.
b
792,202
3,657 Skyworks Solutions, Inc. 235,072
15,706 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,618,033
29,963 TD SYNNEX Corporation 3,319,900
2,449 TE Connectivity plc 358,485
1,132 Teledyne Technologies, Inc.
b
527,546
3,278 Tenable Holdings, Inc.
b
100,208
48,989 Trimble, Inc.
b
3,044,176
108,331 TTM Technologies, Inc.
b
2,168,787
3,025 Tyler Technologies, Inc.
b
1,643,482
8,438 VeriSign, Inc.
b
2,380,529
973 Vontier Corporation 30,951
756 Zebra Technologies Corporation
b
189,242
Total 267,221,746
Materials  1.0%
1,307 Albemarle Corporation 76,525
1,250 Alcoa Corporation 30,663
31,559 Amcor plc
a
290,343
869 AptarGroup, Inc. 130,307
7,401 Aspen Aerogels, Inc.
b
39,965
8,988 Avient Corporation 299,390
34,034 Axalta Coating Systems, Ltd.
b
1,106,105
1,574 Balchem Corporation 246,410
49,082 CF Industries Holdings, Inc. 3,846,556
15,823 Chemours Company 195,889
72,084 Constellium SE
b
728,769
36,303 Corteva, Inc. 2,250,423
55,140 DuPont de Nemours, Inc. 3,638,689
470 Eagle Materials, Inc. 106,403
24,105 Eastman Chemical Company 1,856,085
23,373 Ecolab, Inc. 5,876,673
33,235 Element Solutions, Inc. 678,326
5,770 FMC Corporation 241,878
3,213 Freeport-McMoRan, Inc. 115,764
17,926 Greif, Inc. 940,757
33,742 Hecla Mining Company 193,004
25,965 Ingevity Corporation
b
856,326
2,317 Innospec, Inc. 207,325
4,089 International Flavors & Fragrances,
Inc. 320,823
77,977 Ivanhoe Mines, Ltd.
b
692,324
3,496 Kaiser Aluminum Corporation 225,352
2,678 Koppers Holdings, Inc. 67,111
8,666 Linde plc 3,927,691
349 LyondellBasell Industries NV 20,315
6,472 Magnera Corporation
b
94,944
2,561 Martin Marietta Materials, Inc. 1,341,913
2,526 Minerals Technologies, Inc. 130,316
14,527 Mosaic Company 441,621
29,431 Nucor Corporation 3,513,179
5,024 O-I Glass, Inc.
b
63,604
69,124 Olin Corporation 1,494,461
6,090 Packaging Corporation of America 1,130,365
2,257 PPG Industries, Inc. 245,697

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.8% Value
Materials  1.0% - continued
3,334 Royal Gold, Inc. $ 609,155
9,056 RPM International, Inc. 966,728
5,373 Sealed Air Corporation 148,080
9,614 Sensient Technologies Corporation 903,235
6,994 Sonoco Products Company 286,754
3,744 Steel Dynamics, Inc. 485,634
1,498 Stepan Company 75,739
15,473 Trinseo plc 61,583
59,823 Tronox Holdings plc 323,642
1,892 United States Lime & Minerals, Inc. 176,921
8,727 United States Steel Corporation 381,457
1,885 Vulcan Materials Company 494,492
17,227 West Fraser Timber Company, Ltd. 1,274,454
Total 43,850,165
Real Estate  1.0%
5,500 Agree Realty Corporation 426,855
8,259 Alexandria Real Estate Equities,
Inc. 600,099
1,219 Alpine Income Property Trust, Inc. 18,833
13,115 Anywhere Real Estate, Inc.
b
45,378
5,593 AvalonBay Communities, Inc. 1,174,418
14,097 Brixmor Property Group, Inc. 351,156
43,232 Broadstone Net Lease, Inc. 699,494
924 CareTrust REIT, Inc. 27,045
27,792 CBRE Group, Inc.
b
3,395,626
13,618 Chatham Lodging Trust 93,556
11,412 Colliers International Group, Inc. 1,362,250
19,745 Compass, Inc.
b
152,431
17,511 CoStar Group, Inc.
b
1,298,791
4,303 Cousins Properties, Inc. 118,505
27,927 Crown Castle, Inc. 2,953,559
13,739 Curbline Properties Corporation 314,486
97,993 Cushman and Wakefield plc
b
918,194
24,466 Douglas Elliman, Inc.
b
40,614
9,052 EPR Properties 447,983
1,340 Equinix, Inc. 1,153,405
145,758 Essential Properties Realty Trust,
Inc. 4,689,035
838 Essex Property Trust, Inc. 233,928
798 Extra Space Storage, Inc. 116,923
9,536 First Industrial Realty Trust, Inc. 453,723
19,074 Global Net Lease, Inc. 144,009
143,445 Healthcare Realty Trust, Inc. 2,227,701
2,454 Host Hotels & Resorts, Inc. 34,650
845 Howard Hughes Holdings, Inc.
b
56,218
8,260 Independence Realty Trust, Inc. 160,492
40,942 Industrial Logistics Properties Trust 107,268
13,164 Innovative Industrial Properties,
Inc. 714,937
23,641 InvenTrust Properties Corporation 658,638
81,810 National Storage Affiliates Trust 3,043,332
27,074 NetSTREIT Corporation 440,494
83,174 Outfront Media, Inc. 1,258,423
85,892 Park Hotels & Resorts, Inc. 853,766
6,027 Peakstone Realty Trust 69,371
33,161 Pebblebrook Hotel Trust 300,107
1,942 RE/MAX Holdings, Inc.
b
14,856
77,468 RLJ Lodging Trust 543,051
2,372 RMR Group, Inc. 34,821
898 Ryman Hospitality Properties 78,979
251,493 Sabra Health Care REIT, Inc. 4,489,150
3,501 Safehold, Inc. 55,141
1,264 SBA Communications Corporation 307,658
7,205 Sila Realty Trust, Inc. 185,601
Shares Common Stock  25.8% Value
Real Estate  1.0% - continued
35,199 STAG Industrial, Inc. $ 1,162,623
83,129 Tanger, Inc. 2,619,395
35,551 Terreno Realty Corporation 2,002,588
281,905 Uniti Group, Inc. 1,386,973
8,743 Zillow Group, Inc., Class A
b
576,863
12,596 Zillow Group, Inc., Class C
b
848,089
Total 45,461,481
Utilities  0.8%
195,223 AES Corporation 1,952,230
3,290 Alliant Energy Corporation 200,822
3,978 American States Water Company 322,656
8,436 American Water Works Company,
Inc. 1,240,176
1,100 Artesian Resources Corporation 39,072
9,153 Black Hills Corporation 557,418
6,951 Brookfield Infrastructure
Corporation 260,245
383 Brookfield Renewable Corporation 10,900
1,879 California Water Service Group 95,171
5,500 CenterPoint Energy, Inc. 213,290
15,499 Clearway Energy, Inc., Class A 423,898
27,728 Clearway Energy, Inc., Class C 813,540
11,709 Constellation Energy Corporation 2,616,259
38,559 Duke Energy Corporation 4,704,969
17,787 Edison International 951,782
62,078 Entergy Corporation 5,163,027
6,996 Essential Utilities, Inc. 287,745
4,398 Eversource Energy 261,593
27,959 Hawaiian Electric Industries, Inc.
b
293,569
1,998 Middlesex Water Company 126,114
5,187 NiSource, Inc. 202,864
9,555 Northwestern Energy Group, Inc. 556,388
272 NRG Energy, Inc. 29,806
94,382 PG&E Corporation 1,559,191
21,717 Portland General Electric
Company 914,720
36,244 Public Service Enterprise Group,
Inc. 2,896,983
12,858 Spire, Inc. 984,151
222,676 UGI Corporation 7,301,546
25,143 Vistra Energy Corporation 3,259,287
74,058 XPLR Infrastructure, LP
a
610,238
Total 38,849,650
Total Common Stock
(cost $1,052,560,447) 1,194,179,059
Principal
Amount Long-Term Fixed Income 9.2% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 14,062
4.968%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
13,995
ALLO Issuer, LLC
625,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
629,001
Balboa Bay Loan Funding, Ltd.
750,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
733,278

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Asset-Backed Securities  0.2% - continued
$ 425,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
$ 425,010
CarVal CLO I, Ltd.
400,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
399,875
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
305,653
Commonbond Student Loan Trust
13,393
4.941%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
13,218
Foundation Finance Trust
133,143
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
124,986
GSAA Home Equity Trust
959,251
4.310%,  8/25/2034, Ser.
2004-10, Class M2
d
899,189
Hertz Vehicle Financing III, LLC
325,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
324,657
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
481,299
HTAP
333,441
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
332,001
HTAP Issuer Trust
373,823
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
370,527
Laurel Road Prime Student Loan
Trust
94,102
5.950%,  11/25/2043, Ser.
2018-D, Class A
c,d
89,452
MFA Trust
333,336
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
334,021
National Collegiate Trust
86,041
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
84,080
Palmer Square Loan Funding, Ltd.
300,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
293,138
Pretium Mortgage Credit Partners,
LLC
739,767
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
736,713
325,000
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e,f,g
325,000
Sunnova Hestia II Issuer, LLC
328,094
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,h
327,068
Unlock HEA Trust
311,116
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
310,952
434,388
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
427,083
Principal
Amount Long-Term Fixed Income  9.2% Value
Asset-Backed Securities  0.2% - continued
Vericrest Opportunity Loan
Transferee
$ 33,202
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c
$ 33,140
37,203
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
37,179
265,706
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
265,418
255,716
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
251,059
Wind River CLO, Ltd.
183,591
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
183,578
Total 8,750,570
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
64,000 8.625%,  6/15/2029
c
66,062
Alumina, Pty. Ltd.
93,000 6.125%,  3/15/2030
c
92,223
ATI, Inc.
66,000 7.250%,  8/15/2030 68,642
Avient Corporation
65,000 6.250%,  11/1/2031
c
64,305
Axalta Coating Systems Dutch
Holding B BV
95,000 7.250%,  2/15/2031
c
98,370
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
a,c
119,345
Celanese US Holdings, LLC
76,000 6.600%,  11/15/2028 76,832
32,000 6.500%,  4/15/2030 31,268
46,000 6.629%,  7/15/2032 45,225
70,000 6.750%,  4/15/2033
a
65,708
Cerdia Finanz GmbH
74,000 9.375%,  10/3/2031
c
74,462
Chemours Company
104,000 5.750%,  11/15/2028
c
94,205
Chevron Phillips Chemical
Company, LLC/Chevron Phillips
Chemical Company, LP
231,000 4.750%,  5/15/2030
c
232,550
Cleveland-Cliffs, Inc.
40,000 5.875%,  6/1/2027 39,462
143,000 4.625%,  3/1/2029
a,c
130,368
50,000 6.875%,  11/1/2029
c
48,426
78,000 4.875%,  3/1/2031
c
66,909
29,000 7.375%,  5/1/2033
c
27,262
36,000 6.250%,  10/1/2040 28,425
Consolidated Energy Finance SA
208,000 5.625%,  10/15/2028
c
161,874
CVR Partners, LP/CVR Nitrogen
Finance Corporation
83,000 6.125%,  6/15/2028
c
80,217
Eastman Chemical Company
179,000 5.000%,  8/1/2029 180,356
First Quantum Minerals, Ltd.
21,000 6.875%,  10/15/2027
c
20,742

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Basic Materials  0.1% - continued
FMC Corporation
$ 134,000 5.150%,  5/18/2026 $ 134,166
FMG Resources August 2006, Pty.
Ltd.
23,000 4.500%,  9/15/2027
c
22,436
36,000 5.875%,  4/15/2030
c
35,592
38,000 6.125%,  4/15/2032
c
37,449
Glencore Funding, LLC
189,000 4.000%,  3/27/2027
c
186,916
238,000 4.907%,  4/1/2028
c
240,393
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,151
Hudbay Minerals, Inc.
61,000 4.500%,  4/1/2026
c
59,859
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
42,000 9.000%,  7/1/2028
c
42,043
INEOS Finance plc
109,000 7.500%,  4/15/2029
c
102,381
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
c
155,159
Magnera Corporation
97,000 7.250%,  11/15/2031
c
91,726
Mercer International, Inc.
42,000 5.125%,  2/1/2029 34,547
Methanex Corporation
53,000 5.125%,  10/15/2027 52,024
36,000 5.250%,  12/15/2029 34,193
Methanex US Operations, Inc.
40,000 6.250%,  3/15/2032
c
37,876
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
c
52,960
26,000 8.500%,  5/1/2030
c
23,618
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 50,832
Novelis Corporation
16,000 3.250%,  11/15/2026
c
15,517
38,000 4.750%,  1/30/2030
c
35,336
55,000 3.875%,  8/15/2031
c
47,469
Olin Corporation
44,000 6.625%,  4/1/2033
c
41,749
Orbia Advance Corporation SAB
de CV
200,000 6.800%,  5/13/2030
c
199,866
Sherwin-Williams Company
143,000 4.800%,  9/1/2031 143,163
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054
c
136,131
SNF Group SACA
89,000 3.375%,  3/15/2030
c
80,459
Steel Dynamics, Inc.
90,000 5.250%,  5/15/2035 89,164
SunCoke Energy, Inc.
152,000 4.875%,  6/30/2029
c
139,638
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
73,709
Tronox, Inc.
36,000 4.625%,  3/15/2029
a,c
29,141
Principal
Amount Long-Term Fixed Income  9.2% Value
Basic Materials  0.1% - continued
WR Grace Holdings, LLC
$ 28,000 4.875%,  6/15/2027
c
$ 27,107
Total 4,426,008
Capital Goods  0.2%
Advanced Drainage Systems, Inc.
75,000 6.375%,  6/15/2030
c
76,157
AECOM
32,000 5.125%,  3/15/2027 31,927
Amsted Industries, Inc.
10,000 4.625%,  5/15/2030
c
9,452
89,000 6.375%,  3/15/2033
c
89,401
Axon Enterprise, Inc.
52,000 6.125%,  3/15/2030
c
52,905
52,000 6.250%,  3/15/2033
c
53,000
BAE Systems plc
200,000 5.250%,  3/26/2031
c
205,000
Ball Corporation
45,000 3.125%,  9/15/2031 39,306
Beacon Roofing Supply, Inc.
66,000 6.750%,  4/30/2032
c
66,171
Boeing Company
157,000 5.040%,  5/1/2027 158,054
90,000 6.259%,  5/1/2027 92,709
107,000 6.388%,  5/1/2031 114,176
212,000 5.705%,  5/1/2040 205,802
Bombardier, Inc.
75,000 6.000%,  2/15/2028
c
74,168
64,000 7.250%,  7/1/2031
c
65,527
103,000 7.000%,  6/1/2032
a,c
104,208
Brundage-Bone Concrete
Pumping Holdings, Inc.
118,000 7.500%,  2/1/2032
c
115,149
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
81,554
40,000 6.375%,  3/1/2034
c
39,701
Camelot Return Merger Sub, Inc.
54,000 8.750%,  8/1/2028
c
46,829
Canpack SA/Canpack US, LLC
119,000 3.875%,  11/15/2029
c
108,926
Carrier Global Corporation
125,000 2.700%,  2/15/2031 112,391
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
c
101,674
Clean Harbors, Inc.
72,000 6.375%,  2/1/2031
c
73,339
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
c
13,095
70,000 6.875%,  1/15/2030
c
71,123
28,000 8.750%,  4/15/2030
c
28,849
42,000 6.750%,  4/15/2032
c
42,945
Cornerstone Building Brands, Inc.
19,000 9.500%,  8/15/2029
c
16,530
Crown Cork & Seal Company, Inc.
54,000 7.375%,  12/15/2026 55,534
Emerson Electric Company
131,000 5.000%,  3/15/2035 132,917

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Capital Goods  0.2% - continued
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
$ 114,000 6.625%,  12/15/2030
c
$ 115,608
ESAB Corporation
68,000 6.250%,  4/15/2029
c
68,995
General Dynamics Corporation
49,000 4.950%,  8/15/2035
f
49,162
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
c
60,011
H&E Equipment Services, Inc.
63,000 3.875%,  12/15/2028
c
62,733
Herc Holdings, Inc.
24,000 5.500%,  7/15/2027
c
23,731
59,000 6.625%,  6/15/2029
c
58,287
Holcim Finance US, LLC
131,000 5.400%,  4/7/2035
c
130,934
Ingersoll Rand, Inc.
161,000 5.176%,  6/15/2029 164,171
35,000 5.700%,  8/14/2033 35,969
Lockheed Martin Corporation
46,000 6.150%,  9/1/2036 50,218
Martin Marietta Materials, Inc.
78,000 5.150%,  12/1/2034 77,576
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
51,638
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
c
90,641
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
103,868
Nordson Corporation
132,000 5.600%,  9/15/2028 136,206
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 248,023
OI European Group BV
79,000 4.750%,  2/15/2030
c
73,142
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
52,866
30,000 7.375%,  6/1/2032
c
29,274
Quikrete Holdings, Inc.
154,000 6.375%,  3/1/2032
c
154,868
39,000 6.750%,  3/1/2033
c
39,146
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026 165,948
Resideo Funding, Inc.
76,000 6.500%,  7/15/2032
c
75,391
Reworld Holding Corporation
54,000 4.875%,  12/1/2029
c
50,456
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
c
71,145
RTX Corporation
44,000 6.400%,  3/15/2054 47,240
101,000 4.125%,  11/16/2028 100,192
225,000 4.450%,  11/16/2038 204,056
201,000 4.500%,  6/1/2042 174,591
Sealed Air Corporation/Sealed Air
Corporation (US)
58,000 6.125%,  2/1/2028
c
58,428
Principal
Amount Long-Term Fixed Income  9.2% Value
Capital Goods  0.2% - continued
Smyrna Ready Mix Concrete, LLC
$ 142,000 8.875%,  11/15/2031
c
$ 145,689
Sonoco Products Company
154,000 4.600%,  9/1/2029 151,778
Spirit AeroSystems, Inc.
362,000 4.600%,  6/15/2028 349,947
23,000 9.750%,  11/15/2030
c
25,459
SRM Escrow Issuer, LLC
22,000 6.000%,  11/1/2028
c
21,494
Standard Building Solutions, Inc.
43,000 6.500%,  8/15/2032
c
43,536
Standard Industries, Inc./NY
36,000 4.750%,  1/15/2028
c
35,231
36,000 3.375%,  1/15/2031
c
31,787
Textron, Inc.
200,000 3.375%,  3/1/2028 193,409
TopBuild Corporation
26,000 4.125%,  2/15/2032
c
23,398
Trane Technologies Financing, Ltd.
118,000 5.100%,  6/13/2034 118,356
TransDigm, Inc.
90,000 6.750%,  8/15/2028
c
91,808
205,000 7.125%,  12/1/2031
c
213,074
101,000 6.625%,  3/1/2032
c
103,460
96,000 6.000%,  1/15/2033
c
95,801
Trivium Packaging Finance
54,000 5.500%,  8/15/2026
c
53,470
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 108,437
110,000 4.000%,  7/15/2030 102,466
Veralto Corporation
133,000 5.350%,  9/18/2028 137,264
Waste Pro USA, Inc.
87,000 7.000%,  2/1/2033
c
88,764
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
c
36,476
25,000 6.625%,  3/15/2032
c
25,431
68,000 6.375%,  3/15/2033
c
68,790
Total 7,568,358
Collateralized Mortgage Obligations  0.4%
A&D Mortgage Trust
318,197
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
322,107
Banc of America Alternative Loan
Trust
10,639
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,448
BINOM Securitization Trust
213,040
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
193,325
CHNGE Mortgage Trust
250,668
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
253,340
393,531
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
394,295
Citicorp Mortgage Securities, Inc.
227,163
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 205,104

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Collateralized Mortgage Obligations  0.4% -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 1,743
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
$ 1,742
COLT Mortgage Loan Trust
412,225
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
368,087
Countrywide Alternative Loan Trust
49,919
4.142%,  10/25/2035, Ser.
2005-43, Class 4A1
d
40,466
274,377
7.000%,  10/25/2037, Ser.
2007-24, Class A10 92,574
CSMC Trust
204,540
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
204,183
249,804
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
213,559
Federal Home Loan Mortgage
Corporation - REMIC
666,828
4.000%,  1/25/2051, Ser.
5249, Class LA 656,428
450,000
5.000%,  1/25/2055, Ser.
5490, Class LB 434,578
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 897,066
67,464
3.000%,  2/15/2033, Ser.
4170, Class IG
i
4,551
228,794
3.000%,  3/15/2033, Ser.
4180, Class PI
i
19,194
574,689
4.500%,  10/15/2033, Ser.
2695, Class BH 577,779
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 484,926
Federal National Mortgage
Association - REMIC
600,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 567,408
701,560
4.500%,  6/25/2052, Ser.
2022-43, Class MA 699,635
597,570
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 482,136
163,490
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
3,642
Flagstar Mortgage Trust
257,683
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
231,631
GCAT Trust
345,988
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
315,556
657,246
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
660,044
GS Mortgage-Backed Securities
Trust
561,853
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
477,225
J.P. Morgan Mortgage Trust
502,165
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
411,399
360,744
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
310,823
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
354,130
Principal
Amount Long-Term Fixed Income  9.2% Value
Collateralized Mortgage Obligations  0.4% -
continued
Mello Mortgage Capital
Acceptance
$ 517,864
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
$ 421,884
Merrill Lynch Alternative Note
Asset Trust
77,526
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 26,120
Morgan Stanley Residential
Mortgage Loan Trust
650,000
7.415%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
659,696
New Residential Mortgage Loan
Trust
1,006,740
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
822,695
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
315,384
Palisades Mortgage Loan Trust
296,291
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
294,396
PMT Loan Trust
700,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
704,502
PRET Trust
371,141
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
356,930
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
301,283
RCO IX Mortgage, LLC
500,000
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e,g
500,000
Residential Accredit Loans, Inc.
Trust
96,684
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 85,137
Residential Funding Mortgage
Security I Trust
16,985
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,550
Roc Mortgage Trust
76,616
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
76,486
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
527,003
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
452,439
Sequoia Mortgage Trust
74,827
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
d
49,231
Toorak Mortgage Trust
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
349,610
TRK Trust
324,264
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
285,977

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Collateralized Mortgage Obligations  0.4% -
continued
TVC Mortgage Trust
$ 350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
$ 348,695
Vericrest Opportunity Loan
Transferee
42,342
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
42,294
Verus Securitization Trust
180,861
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
161,411
Vontive Mortgage Trust
650,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
655,135
Total 17,336,239
Commercial Mortgage-Backed Securities  0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
465,344
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
338,895
BANK 2022-BNK39
2,725,590
0.526%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,i
65,208
BANK 2025-BNK49
2,999,209
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,i
147,590
500,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
516,084
BBCMS Mortgage Trust
750,000
5.990%,  5/15/2058, Ser.
2025-5C34, Class AS
d,f
778,623
3,977,030
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
d,i
276,080
3,473,088
1.929%,  10/15/2053, Ser.
2020-C8, Class XA
d,i
243,516
Benchmark Mortgage Trust
400,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM 415,851
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,000,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
h
993,162
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
598,758
Home Partners of America Trust
624,054
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
598,657
472,024
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
413,969
HTAP Issuer Trust
719,162
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
708,229
Morgan Stanley Capital I Trust
3,295,269
1.907%,  7/15/2053, Ser.
2020-HR8, Class XA
d,i
242,300
Total 6,802,266
Principal
Amount Long-Term Fixed Income  9.2% Value
Communications Services  0.2%
AMC Networks, Inc.
$ 90,000 10.250%,  1/15/2029
c
$ 92,468
American Tower Corporation
80,000 3.375%,  10/15/2026 78,705
133,000 5.800%,  11/15/2028 138,506
171,000 2.900%,  1/15/2030 158,374
144,000 5.000%,  1/31/2030 146,287
222,000 4.900%,  3/15/2030 224,192
88,000 5.650%,  3/15/2033 90,920
AppLovin Corporation
163,000 5.500%,  12/1/2034 162,838
AT&T, Inc.
165,000 5.700%,  3/1/2057 156,565
198,000 3.650%,  6/1/2051 138,530
283,000 3.500%,  9/15/2053 189,419
134,000 5.400%,  2/15/2034 136,836
180,000 4.900%,  8/15/2037 170,043
CCO Holdings, LLC/CCO Holdings
Capital Corporation
120,000 5.125%,  5/1/2027
c
118,358
16,000 5.000%,  2/1/2028
c
15,610
131,000 5.375%,  6/1/2029
c
128,143
125,000 4.750%,  3/1/2030
c
118,004
147,000 4.500%,  8/15/2030
c
136,502
52,000 4.250%,  2/1/2031
c
46,983
138,000 4.750%,  2/1/2032
a,c
124,884
38,000 4.500%,  6/1/2033
c
33,063
133,000 4.250%,  1/15/2034
a,c
112,038
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
509,000 4.200%,  3/15/2028 500,154
160,000 6.100%,  6/1/2029 165,693
400,000 3.500%,  6/1/2041 273,365
Clear Channel Outdoor Holdings,
Inc.
75,000 5.125%,  8/15/2027
c
72,922
81,000 7.875%,  4/1/2030
c
81,036
Comcast Corporation
198,000 5.350%,  5/15/2053 181,637
180,000 4.400%,  8/15/2035 169,586
243,000 4.750%,  3/1/2044 213,006
Crown Castle, Inc.
168,000 4.900%,  9/1/2029 168,406
Deluxe Corporation
90,000 8.125%,  9/15/2029
c
90,121
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 388,258
DIRECTV Financing, LLC
22,000 8.875%,  2/1/2030
c
20,992
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
246,000 5.875%,  8/15/2027
c
237,753
70,000 10.000%,  2/15/2031
c
66,290
FiberCop SPA
132,000 6.000%,  9/30/2034
c
121,898
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
109,876
GCI, LLC
45,000 4.750%,  10/15/2028
c
42,572

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Communications Services  0.2% - continued
Gray Media, Inc.
$ 40,000 10.500%,  7/15/2029
a,c
$ 41,059
Iliad Holding SASU
96,000 8.500%,  4/15/2031
c
101,264
62,000 7.000%,  4/15/2032
c
62,845
LCPR Senior Secured Financing
DAC
79,000 6.750%,  10/15/2027
c
64,932
Level 3 Financing, Inc.
20,000 3.625%,  1/15/2029
c
15,450
35,556 10.500%,  4/15/2029
c
39,369
45,000 4.875%,  6/15/2029
c
39,262
35,556 11.000%,  11/15/2029
c
39,734
47,000 10.500%,  5/15/2030
c
50,810
18,000 10.750%,  12/15/2030
c
19,928
45,000 4.000%,  4/15/2031
c
35,111
Lumen Technologies, Inc.
20,913 4.125%,  4/15/2030
a,c
19,554
McGraw-Hill Education, Inc.
109,000 5.750%,  8/1/2028
c
106,777
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 98,226
233,000 5.400%,  8/15/2054 224,194
146,000 3.850%,  8/15/2032 139,306
Netflix, Inc.
169,000 5.375%,  11/15/2029
c
175,997
180,000 4.875%,  6/15/2030
c
183,792
Nexstar Media, Inc.
44,000 5.625%,  7/15/2027
c
43,589
59,000 4.750%,  11/1/2028
a,c
55,558
Omnicom Group, Inc.
135,000 4.200%,  6/1/2030 132,013
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
70,000 4.625%,  3/15/2030
a,c
64,687
Paramount Global
31,000 6.375%,  3/30/2062
d
29,820
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
c
72,846
Rogers Communications, Inc.
31,000 7.000%,  4/15/2055
d
31,231
98,000 7.125%,  4/15/2055
d
97,645
172,000 5.000%,  2/15/2029 173,476
Sinclair Television Group, Inc.
45,000 8.125%,  2/15/2033
c
44,544
Sirius XM Radio, LLC
110,000 5.000%,  8/1/2027
c
108,677
55,000 4.000%,  7/15/2028
c
51,740
95,000 4.125%,  7/1/2030
c
85,001
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 400,895
Take-Two Interactive Software, Inc.
123,000 5.600%,  6/12/2034 125,250
TEGNA, Inc.
107,000 4.625%,  3/15/2028 102,236
Telecom Italia Capital SA
41,000 6.000%,  9/30/2034 39,573
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 216,520
200,000 4.850%,  1/15/2029 202,234
Principal
Amount Long-Term Fixed Income  9.2% Value
Communications Services  0.2% - continued
$ 200,000 4.375%,  4/15/2040 $ 174,626
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
17,000 10.500%,  2/15/2028
c
18,050
110,000 4.750%,  4/15/2028
c
105,277
46,000 6.500%,  2/15/2029
c
42,082
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
c
14,570
112,000 4.500%,  5/1/2029
c
96,042
54,000 7.375%,  6/30/2030
c
49,186
63,000 8.500%,  7/31/2031
c
59,489
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 114,818
425,000 2.650%,  11/20/2040 298,758
290,000 3.400%,  3/22/2041 221,202
Viasat, Inc.
40,000 5.625%,  4/15/2027
c
39,186
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
a,c
35,945
Virgin Media Secured Finance plc
86,000 5.500%,  5/15/2029
c
82,802
Virgin Media Vendor Financing
Notes IV DAC
124,000 5.000%,  7/15/2028
c
119,926
VMED O2 UK Financing I plc
38,000 7.750%,  4/15/2032
c
38,341
Vodafone Group plc
45,000 4.125%,  6/4/2081
d
39,978
54,000 5.125%,  6/4/2081
d
40,148
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
116,935
Warnermedia Holdings, Inc.
366,000 4.279%,  3/15/2032 313,399
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
52,000 8.250%,  10/1/2031
c
53,233
Zegona Finance plc
87,000 8.625%,  7/15/2029
c
92,518
Ziggo Bond Company BV
40,000 5.125%,  2/28/2030
c
35,461
Ziggo BV
39,000 4.875%,  1/15/2030
c
35,905
Total 11,393,855
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
26,000 3.875%,  1/15/2028
c
24,965
58,000 4.375%,  1/15/2028
c
56,150
40,000 6.125%,  6/15/2029
c
40,633
68,000 5.625%,  9/15/2029
c
67,775
Adient Global Holdings, Ltd.
26,000 8.250%,  4/15/2031
c
25,739
41,000 7.500%,  2/15/2033
c
38,851
ADT Security Corporation
60,000 4.125%,  8/1/2029
c
56,618
60,000 4.875%,  7/15/2032
c
56,583

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Cyclical  0.3% - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 229,000 4.625%,  6/1/2028
c
$ 219,279
Allison Transmission, Inc.
30,000 3.750%,  1/30/2031
c
26,952
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 152,283
American Axle & Manufacturing,
Inc.
102,000 5.000%,  10/1/2029
a
89,454
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
56,502
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
74,018
12,000 4.625%,  4/1/2030
c
11,001
Aston Martin Capital Holdings, Ltd.
67,000 10.000%,  3/31/2029
c
57,566
Bath & Body Works, Inc.
32,000 6.950%,  3/1/2033 31,687
Belron UK Finance plc
99,000 5.750%,  10/15/2029
c
98,874
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
c
79,244
Boyne USA, Inc.
58,000 4.750%,  5/15/2029
c
55,196
Brinker International, Inc.
84,000 8.250%,  7/15/2030
c
88,128
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
55,000 4.875%,  2/15/2030
c
47,880
Caesars Entertainment, Inc.
166,000 4.625%,  10/15/2029
a,c
153,243
43,000 6.500%,  2/15/2032
c
43,225
42,000 6.000%,  10/15/2032
a,c
39,595
Carnival Corporation
22,000 7.625%,  3/1/2026
c
22,028
202,000 5.750%,  3/1/2027
c
201,286
63,000 4.000%,  8/1/2028
c
60,086
103,000 6.000%,  5/1/2029
c
102,393
61,000 6.125%,  2/15/2033
c
60,484
Carvana Company
30,939
9.000%,PIK 0.000%,
12/1/2028
c,j
31,807
73,000 11.000%,  6/1/2030
c
77,296
90,000 9.000%,  6/1/2031
c
101,300
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
c
82,369
39,000 6.750%,  5/1/2031
c
39,389
Clarios Global, LP/Clarios US
Finance Company, Inc.
52,000 6.750%,  5/15/2028
c
52,812
Crocs, Inc.
36,000 4.250%,  3/15/2029
c
33,410
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
18,084
Dana, Inc.
36,000 5.625%,  6/15/2028 35,699
53,000 4.500%,  2/15/2032
a
47,696
Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Cyclical  0.3% - continued
eG Global Finance plc
$ 18,000 12.000%,  11/30/2028
c
$ 19,797
Expedia Group, Inc.
244,000 5.400%,  2/15/2035 240,189
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 199,124
200,000 2.900%,  2/10/2029 177,929
173,000 7.122%,  11/7/2033 174,222
Forestar Group, Inc.
84,000 6.500%,  3/15/2033
c
81,693
FORVIA SE
109,000 8.000%,  6/15/2030
c
108,518
Gap, Inc.
26,000 3.625%,  10/1/2029
c
23,508
97,000 3.875%,  10/1/2031
c
83,102
Garrett Motion Holdings, Inc./
Garrett LX I SARL
71,000 7.750%,  5/31/2032
c
70,857
General Motors Company
94,000 6.125%,  10/1/2025 94,352
General Motors Financial
Company, Inc.
68,000 5.400%,  5/8/2027 68,690
230,000 5.800%,  1/7/2029 234,744
224,000 4.900%,  10/6/2029 220,274
91,000 5.625%,  4/4/2032 90,301
Genting New York, LLC/GENNY
Capital, Inc.
79,000 7.250%,  10/1/2029
c
78,947
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
96,000 8.750%,  1/15/2032
c
76,900
GLP Capital, LP
298,000 5.750%,  6/1/2028 302,708
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
33,535
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 35,474
39,000 5.000%,  7/15/2029 37,095
68,000 5.250%,  4/30/2031
a
63,349
Group 1 Automotive, Inc.
72,000 6.375%,  1/15/2030
c
72,736
Hanesbrands, Inc.
79,000 9.000%,  2/15/2031
a,c
81,844
Harley-Davidson Financial
Services, Inc.
151,000 5.950%,  6/11/2029
c
150,377
Hilton Domestic Operating
Company, Inc.
163,000 4.875%,  1/15/2030 159,731
18,000 4.000%,  5/1/2031
c
16,508
104,000 3.625%,  2/15/2032
c
91,997
Home Depot, Inc.
126,000 4.250%,  4/1/2046 104,606
205,000 3.900%,  6/15/2047 159,739
Hyundai Capital America
300,000 1.800%,  1/10/2028
c
277,017
172,000 5.300%,  6/24/2029
c
173,138
International Game Technology plc
191,000 5.250%,  1/15/2029
c
186,728

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Cyclical  0.3% - continued
Jacobs Entertainment, Inc.
$ 53,000 6.750%,  2/15/2029
c
$ 48,230
K Hovnanian Enterprises, Inc.
56,000 11.750%,  9/30/2029
c
59,330
KB Home
120,000 4.800%,  11/15/2029 115,815
L Brands, Inc.
120,000 6.625%,  10/1/2030
c
122,113
62,000 6.875%,  11/1/2035 62,013
Las Vegas Sands Corporation
112,000 5.900%,  6/1/2027 113,445
253,000 5.625%,  6/15/2028
f
253,581
Life Time, Inc.
56,000 6.000%,  11/15/2031
c
55,824
Light & Wonder International, Inc.
37,000 7.250%,  11/15/2029
c
37,722
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
c
38,173
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 123,627
286,000 2.625%,  4/1/2031 255,250
Macy's Retail Holdings, LLC
42,000 5.875%,  4/1/2029
a,c
39,829
35,000 6.125%,  3/15/2032
a,c
31,514
42,000 4.500%,  12/15/2034 31,955
Marriott International, Inc./MD
131,000 5.100%,  4/15/2032 130,859
Match Group Holdings II, LLC
83,000 4.125%,  8/1/2030
c
75,055
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
71,882
McDonald's Corporation
225,000 4.450%,  3/1/2047 187,400
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
88,433
90,000 7.625%,  4/17/2032
c
86,829
Meritage Homes Corporation
173,000 5.650%,  3/15/2035 168,758
MGM Resorts International
38,000 4.625%,  9/1/2026 37,683
40,000 6.125%,  9/15/2029 39,819
Michaels Companies, Inc.
53,000 5.250%,  5/1/2028
c
27,617
NCL Corporation, Ltd.
6,000 5.875%,  3/15/2026
c
5,969
89,000 5.875%,  2/15/2027
c
88,585
84,000 6.750%,  2/1/2032
c
82,021
Nissan Motor Company, Ltd.
110,000 4.810%,  9/17/2030
c
101,648
Parkland Corporation
40,000 6.625%,  8/15/2032
c
39,816
PENN Entertainment, Inc.
90,000 4.125%,  7/1/2029
a,c
78,941
Phinia, Inc.
56,000 6.625%,  10/15/2032
c
54,949
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
31,000 5.750%,  4/15/2026
c
30,969
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
56,642
Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Cyclical  0.3% - continued
$ 62,000 9.750%,  4/15/2029
c
$ 65,398
102,000 8.125%,  12/15/2029
c,d,k
95,941
Raven Acquisition Holdings, LLC
101,000 6.875%,  11/15/2031
c
98,510
Royal Caribbean Cruises, Ltd.
176,000 4.250%,  7/1/2026
c
173,593
25,000 5.625%,  9/30/2031
c
24,808
28,000 6.000%,  2/1/2033
c
28,077
S&S Holdings, LLC
101,720 8.375%,  10/1/2031
c
95,591
Saks Global Enterprises, LLC
93,000 11.000%,  12/15/2029
c
56,408
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
41,000 6.625%,  3/1/2030
c
39,023
SeaWorld Parks and
Entertainment, Inc.
85,000 5.250%,  8/15/2029
c
80,790
Service Corporation International/
US
36,000 3.375%,  8/15/2030 32,232
26,000 4.000%,  5/15/2031 23,739
60,000 5.750%,  10/15/2032 59,234
Six Flags Entertainment
Corporation
16,000 7.000%,  7/1/2025
a,c
16,012
18,000 7.250%,  5/15/2031
c
18,247
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
18,000 5.375%,  4/15/2027 17,912
79,000 5.250%,  7/15/2029 75,106
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
18,000 6.625%,  5/1/2032
c
18,161
Sonic Automotive, Inc.
94,000 4.875%,  11/15/2031
c
85,819
Staples, Inc.
56,000 10.750%,  9/1/2029
c
48,519
Station Casinos, LLC
62,000 4.625%,  12/1/2031
c
56,046
Stellantis Finance US, Inc.
200,000 5.750%,  3/18/2030
c
200,079
Target Corporation
198,000 2.950%,  1/15/2052 123,853
Tenneco, Inc.
81,000 8.000%,  11/17/2028
c
77,380
Toyota Motor Credit Corporation
63,000 4.800%,  1/5/2034 62,663
Uber Technologies, Inc.
132,000 5.350%,  9/15/2054 120,895
160,000 4.800%,  9/15/2034 155,008
VICI Properties, LP/VICI Note
Company, Inc.
85,000 5.750%,  2/1/2027
c
85,915
98,000 4.125%,  8/15/2030
c
92,447
Victoria's Secret & Company
113,000 4.625%,  7/15/2029
c
98,519

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Cyclical  0.3% - continued
Victra Holdings, LLC/Victra
Finance Corporation
$ 27,000 8.750%,  9/15/2029
c
$ 27,400
Viking Cruises, Ltd.
182,000 5.875%,  9/15/2027
c
181,631
Walgreens Boots Alliance, Inc.
27,000 4.100%,  4/15/2050
a
23,580
116,000 3.200%,  4/15/2030 109,155
Walmart, Inc.
173,000 4.500%,  9/9/2052 150,465
109,000 4.900%,  4/28/2035 110,412
Wayfair, LLC
30,000 7.250%,  10/31/2029
c
27,402
80,000 7.750%,  9/15/2030
c
72,986
Wyndham Hotels & Resorts, Inc.
54,000 4.375%,  8/15/2028
c
51,868
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
34,000 5.125%,  10/1/2029
c
32,781
85,000 7.125%,  2/15/2031
c
87,683
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
97,055
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
48,760
39,000 6.750%,  4/23/2030
c
35,590
Total 12,772,298
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
206,000 10.000%,  4/15/2032
c
201,710
Abbott Laboratories
219,000 4.750%,  11/30/2036 216,363
AbbVie, Inc.
68,000 5.400%,  3/15/2054 65,155
420,000 4.500%,  5/14/2035 402,420
153,000 5.350%,  3/15/2044 147,982
Acadia Healthcare Company, Inc.
58,000 5.000%,  4/15/2029
c
54,831
51,000 7.375%,  3/15/2033
c
50,956
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
c
138,584
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
110,733
119,000 3.500%,  3/15/2029
c
110,993
17,000 6.250%,  3/15/2033
c
17,247
Altria Group, Inc.
129,000 4.875%,  2/4/2028 130,513
134,000 6.875%,  11/1/2033 147,406
Amgen, Inc.
150,000 4.200%,  2/22/2052 115,428
198,000 5.600%,  3/2/2043 192,640
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
275,000 4.700%,  2/1/2036 265,854
Anheuser-Busch InBev Worldwide,
Inc.
174,000 5.550%,  1/23/2049 172,178
Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Non-Cyclical  0.3% - continued
Archer-Daniels-Midland Company
$ 255,000 2.700%,  9/15/2051 $ 153,748
AstraZeneca plc
360,000 3.000%,  5/28/2051 235,619
BAT Capital Corporation
123,000 6.250%,  8/15/2055 120,141
142,000 7.079%,  8/2/2043 152,284
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,776
Bausch Health Companies, Inc.
87,000 4.875%,  6/1/2028
c
70,657
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 74,508
BellRing Brands, Inc.
35,000 7.000%,  3/15/2030
c
36,314
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 254,295
Bunge, Ltd. Finance Corporation
50,000 4.650%,  9/17/2034 48,497
Campbell's Company
132,000 5.400%,  3/21/2034 133,058
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
128,830
200,000 5.125%,  2/11/2035
c
200,420
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
34,000 9.500%,  10/15/2029
c
29,178
Cencora, Inc.
135,000 5.150%,  2/15/2035 135,235
Central Garden & Pet Company
52,000 4.125%,  10/15/2030 47,626
Champ Acquisition Corporation
32,000 8.375%,  12/1/2031
c
33,711
CHS/Community Health Systems,
Inc.
113,000 5.625%,  3/15/2027
c
110,199
23,000 8.000%,  12/15/2027
c
23,011
37,000 6.000%,  1/15/2029
c
34,468
42,000 4.750%,  2/15/2031
c
34,673
52,000 10.875%,  1/15/2032
c
53,690
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 227,107
Concentra Health Services, Inc.
32,000 6.875%,  7/15/2032
c
32,761
Constellation Brands, Inc.
167,000 3.600%,  2/15/2028 162,954
108,000 2.875%,  5/1/2030 99,023
CVS Health Corporation
89,000 7.000%,  3/10/2055
d
90,028
48,000 6.750%,  12/10/2054
d
47,677
145,000 4.780%,  3/25/2038 130,772
249,000 6.000%,  6/1/2044 241,179
DaVita, Inc.
43,000 3.750%,  2/15/2031
c
37,804
75,000 6.875%,  9/1/2032
c
75,726
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
c
58,944
Eli Lilly & Company
96,000 5.500%,  2/12/2055 96,250
98,000 4.950%,  2/27/2063 88,031

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Non-Cyclical  0.3% - continued
Embecta Corporation
$ 46,000 5.000%,  2/15/2030
c
$ 41,401
31,000 6.750%,  2/15/2030
a,c
29,760
Encompass Health Corporation
58,000 4.500%,  2/1/2028 57,178
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,c
36,391
Energizer Holdings, Inc.
96,000 4.750%,  6/15/2028
c
92,493
Fortrea Holdings, Inc.
19,000 7.500%,  7/1/2030
a,c
16,488
GE HealthCare Technologies, Inc.
154,000 6.377%,  11/22/2052 161,808
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,685
Grifols SA
108,000 4.750%,  10/15/2028
c
100,535
HCA, Inc.
188,000 5.250%,  3/1/2030 191,187
265,000 3.500%,  9/1/2030 247,627
122,000 5.450%,  9/15/2034 121,054
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
59,000 7.875%,  9/1/2025
a,c
58,837
HLF Financing SARL, LLC/
Herbalife International, Inc.
60,000 12.250%,  4/15/2029
c
63,665
43,000 4.875%,  6/1/2029
c
32,840
Illumina, Inc.
150,000 4.650%,  9/9/2026 150,017
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
265,386
Insulet Corporation
26,000 6.500%,  4/1/2033
c
26,525
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
142,000 5.500%,  1/15/2030 144,185
243,000 3.000%,  5/15/2032 209,829
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
174,000 5.950%,  4/20/2035
c
179,060
Johnson & Johnson
144,000 5.250%,  6/1/2054 142,310
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
70,000 9.000%,  2/15/2029
c
71,610
Keurig Dr Pepper, Inc.
146,000 5.150%,  5/15/2035
f
145,709
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 179,892
Kraft Heinz Foods Company
252,000 5.200%,  3/15/2032 255,713
90,000 4.375%,  6/1/2046 72,911
Lamb Weston Holdings, Inc.
40,000 4.125%,  1/31/2030
c
37,525
41,000 4.375%,  1/31/2032
c
37,561
LifePoint Health, Inc.
57,000 9.875%,  8/15/2030
c
60,632
Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Non-Cyclical  0.3% - continued
$ 41,000 11.000%,  10/15/2030
c
$ 44,880
29,000 10.000%,  6/1/2032
c
28,130
Mars, Inc.
29,000 5.650%,  5/1/2045
c
28,800
Medline Borrower, LP/Medline Co-
Issuer, Inc.
46,000 6.250%,  4/1/2029
c
46,352
Mozart Debt Merger Sub, Inc.
215,000 3.875%,  4/1/2029
c
200,556
110,000 5.250%,  10/1/2029
c
104,460
MPH Acquisition Holdings, LLC
19,412 5.750%,  12/31/2030
c
15,044
10,138 11.500%,  12/31/2030
c
9,327
Newell Brands, Inc.
37,000 6.375%,  9/15/2027 36,068
37,000 6.625%,  9/15/2029 34,709
24,000 6.375%,  5/15/2030 21,847
Novartis Capital Corporation
141,000 4.700%,  9/18/2054 124,908
Organon & Company/Organon
Foreign Debt Co-Issuer BV
51,000 4.125%,  4/30/2028
c
48,102
140,000 5.125%,  4/30/2031
c
117,509
Owens & Minor, Inc.
101,000 10.000%,  4/15/2030
c
104,244
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 101,964
Performance Food Group, Inc.
81,000 4.250%,  8/1/2029
c
76,663
52,000 6.125%,  9/15/2032
c
52,015
Perrigo Finance Unlimited
Company
57,000 4.900%,  6/15/2030 54,246
35,000 6.125%,  9/30/2032 34,743
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 275,027
132,000 5.110%,  5/19/2043 123,996
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 139,008
67,000 5.125%,  2/13/2031 68,705
198,000 5.375%,  2/15/2033 202,755
187,000 4.900%,  11/1/2034 184,280
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
49,958
77,000 4.500%,  9/15/2031
c
70,073
52,000 6.250%,  10/15/2034
c
51,568
Prime Healthcare Services, Inc.
148,000 9.375%,  9/1/2029
c
141,100
Radiology Partners, Inc.
32,000 7.775%,  1/31/2029
c
31,310
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
c
108,775
Royalty Pharma plc
131,000 5.150%,  9/2/2029 132,364
Select Medical Corporation
39,000 6.250%,  12/1/2032
a,c
38,725
Simmons Foods, Inc.
110,000 4.625%,  3/1/2029
c
102,185
Sotera Health Holdings, LLC
38,000 7.375%,  6/1/2031
c
38,974

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Consumer Non-Cyclical  0.3% - continued
Spectrum Brands, Inc.
$ 9,000 3.875%,  3/15/2031
c
$ 7,433
Star Parent, Inc.
32,000 9.000%,  10/1/2030
c
32,378
Stryker Corporation
155,000 5.200%,  2/10/2035 156,211
Surgery Center Holdings, Inc.
39,000 7.250%,  4/15/2032
a,c
38,911
Sysco Corporation
200,000 6.600%,  4/1/2040 214,413
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 128,728
200,000 5.650%,  7/5/2044 195,527
Tenet Healthcare Corporation
162,000 5.125%,  11/1/2027 160,665
120,000 4.375%,  1/15/2030 113,724
139,000 6.750%,  5/15/2031 142,487
Teva Pharmaceutical Finance
Company, LLC
38,000 6.150%,  2/1/2036 37,170
US Acute Care Solutions, LLC
118,000 9.750%,  5/15/2029
c
119,791
Viterra Finance BV
167,000 3.200%,  4/21/2031
c
151,473
Wyeth, LLC
134,000 6.500%,  2/1/2034 147,695
Zoetis, Inc.
288,000 4.700%,  2/1/2043 259,239
Total 14,292,216
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
19,000 7.500%,  10/1/2029
c
19,077
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
68,313
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
c
54,906
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
73,000 8.250%,  12/31/2028
c
73,750
37,000 5.875%,  6/30/2029
c
35,902
Baytex Energy Corporation
62,000 8.500%,  4/30/2030
c
57,613
32,000 7.375%,  3/15/2032
c
27,589
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
59,000 7.000%,  7/15/2029
c
60,018
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 216,639
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
48,204
33,000 6.875%,  7/1/2029
c
33,622
18,000 6.750%,  2/1/2030
c
18,315
California Resources Corporation
44,000 8.250%,  6/15/2029
c
41,950
Principal
Amount Long-Term Fixed Income  9.2% Value
Energy  0.2% - continued
Cheniere Energy Partners, LP
$ 528,000 4.500%,  10/1/2029 $ 515,809
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 36,851
Civitas Resources, Inc.
58,000 8.375%,  7/1/2028
c
56,982
89,000 8.750%,  7/1/2031
c
84,597
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
36,866
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
144,358
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
36,603
Comstock Resources, Inc.
57,000 6.750%,  3/1/2029
c
54,011
65,000 5.875%,  1/15/2030
c
58,841
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
222,334
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
70,053
Crescent Energy Finance, LLC
103,000 7.625%,  4/1/2032
c
93,587
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
81,098
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
25,812
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 179,604
DT Midstream, Inc.
55,000 4.125%,  6/15/2029
c
51,619
Eastern Energy Gas Holdings, LLC
257,000 5.800%,  1/15/2035 265,292
Enbridge, Inc.
65,000 5.250%,  4/5/2027 65,964
Enerflex, Ltd.
29,000 9.000%,  10/15/2027
c
29,661
Energy Transfer, LP
86,000 8.000%,  5/15/2054
d
89,263
125,000 5.150%,  2/1/2043 106,713
255,000 6.000%,  6/15/2048 234,818
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 129,676
Excelerate Energy, LP
45,000 8.000%,  5/15/2030
c,f
45,712
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 209,809
Genesis Energy LP/Genesis
Energy Finance Corporation
59,000 8.875%,  4/15/2030 60,205
88,000 7.875%,  5/15/2032 85,625
Gulfport Energy Operating
Corporation
26,000 6.750%,  9/1/2029
c
25,623
Halliburton Company
133,000 5.000%,  11/15/2045 113,632

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Energy  0.2% - continued
Harvest Midstream I, LP
$ 82,000 7.500%,  9/1/2028
c
$ 83,000
Hess Midstream Operations, LP
80,000 4.250%,  2/15/2030
c
75,096
Hilcorp Energy I, LP/Hilcorp
Finance Company
111,000 5.750%,  2/1/2029
c
103,930
36,000 6.000%,  4/15/2030
c
32,874
39,000 6.250%,  4/15/2032
c
33,925
Howard Midstream Energy
Partners, LLC
104,000 7.375%,  7/15/2032
c
106,453
ITT Holdings, LLC
136,000 6.500%,  8/1/2029
c
124,176
Kodiak Gas Services, LLC
44,000 7.250%,  2/15/2029
c
44,688
Laredo Petroleum, Inc.
61,000 7.750%,  7/31/2029
c
51,437
MEG Energy Corporation
45,000 5.875%,  2/1/2029
c
43,415
Moss Creek Resources Holdings,
Inc.
22,000 8.250%,  9/1/2031
c
20,216
MPLX, LP
265,000 4.950%,  9/1/2032 257,392
49,000 5.000%,  3/1/2033 47,337
Nabors Industries, Inc.
36,000 7.375%,  5/15/2027
c
33,944
91,000 9.125%,  1/31/2030
c
82,406
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
27,255
44,000 8.375%,  2/15/2032
c
40,116
Noble Finance II, LLC
76,000 8.000%,  4/15/2030
c
72,410
Northern Oil and Gas, Inc.
62,000 8.750%,  6/15/2031
c
59,565
NuStar Logistics, LP
71,000 6.375%,  10/1/2030 72,087
Occidental Petroleum Corporation
117,000 5.000%,  8/1/2027 116,927
ONEOK, Inc.
108,000 5.700%,  11/1/2054 95,832
67,000 5.000%,  3/1/2026 67,044
144,000 4.750%,  10/15/2031 140,473
85,000 5.600%,  4/1/2044 75,707
Ovintiv, Inc.
166,000 7.200%,  11/1/2031 175,173
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 47,644
Permian Resources Operating,
LLC
70,000 6.250%,  2/1/2033
c
68,453
Prairie Acquiror, LP
58,000 9.000%,  8/1/2029
c
58,447
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
c
46,880
Range Resources Corporation
53,000 4.750%,  2/15/2030
c
50,106
Principal
Amount Long-Term Fixed Income  9.2% Value
Energy  0.2% - continued
Rockies Express Pipeline, LLC
$ 91,000 4.950%,  7/15/2029
c
$ 86,988
Saturn Oil & Gas, Inc.
25,000 9.625%,  6/15/2029
c
22,654
SM Energy Company
65,000 6.500%,  7/15/2028 62,305
26,000 7.000%,  8/1/2032
c
23,969
South Bow USA Infrastructure
Holdings, LLC
166,000 5.026%,  10/1/2029
c
164,631
62,000 5.584%,  10/1/2034
c
59,948
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
36,000 5.875%,  3/1/2027 35,818
Sunoco, LP
106,000 7.000%,  5/1/2029
c
108,985
Sunoco, LP/Sunoco Finance
Corporation
55,000 5.875%,  3/15/2028 54,735
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
c
118,613
53,000 7.375%,  2/15/2029
c
52,807
Talos Production, Inc.
25,000 9.000%,  2/1/2029
c
23,966
Targa Resources Corporation
83,000 6.125%,  5/15/2055 78,673
232,000 4.200%,  2/1/2033 211,864
TGNR Intermediate Holdings, LLC
70,000 5.500%,  10/15/2029
c
64,326
TotalEnergies Capital SA
111,000 5.275%,  9/10/2054 102,280
Transocean, Inc.
138,400 8.750%,  2/15/2030
c
135,285
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
61,591
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
61,841
Venture Global Calcasieu Pass,
LLC
55,000 3.875%,  8/15/2029
c
50,370
45,000 4.125%,  8/15/2031
c
40,426
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
131,086
69,000 9.000%,  9/30/2029
c,d,k
59,308
53,000 7.000%,  1/15/2030
c
49,926
213,000 8.375%,  6/1/2031
c
205,399
75,000 9.875%,  2/1/2032
c
76,152
Venture Global Plaquemines LNG,
LLC
44,000 7.750%,  5/1/2035
c
45,184
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 138,106
66,000 6.150%,  4/1/2033 66,664
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 280,452

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Energy  0.2% - continued
$ 80,000 5.600%,  3/15/2035 $ 80,689
Total 9,076,365
Financials  0.8%
200 Park Funding Trust
123,000 5.740%,  2/15/2055
c
120,019
Acrisure, LLC/Acrisure Finance,
Inc.
25,000 4.250%,  2/15/2029
c
23,363
36,000 7.500%,  11/6/2030
c
36,674
AEGON Funding Company, LLC
214,000 5.500%,  4/16/2027
a,c
216,885
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.100%,  1/15/2027 153,173
200,000 3.875%,  1/23/2028 195,803
203,000 5.375%,  12/15/2031 203,771
160,000 3.400%,  10/29/2033 137,541
AG TTMT Escrow Issuer, LLC
28,000 8.625%,  9/30/2027
c
28,842
Agree, LP
111,000 5.625%,  6/15/2034 112,040
Air Lease Corporation
38,000 4.650%,  6/15/2026
d,k
36,802
306,000 3.000%,  2/1/2030 281,973
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
c
199,684
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
36,000 4.250%,  10/15/2027
c
34,737
71,000 6.750%,  4/15/2028
c
71,511
52,000 7.000%,  1/15/2031
c
52,775
Ally Financial, Inc.
286,000 8.000%,  11/1/2031 316,717
55,000 6.700%,  2/14/2033 54,616
American Express Company
131,000 5.043%,  7/26/2028
d
132,841
99,000 5.085%,  1/30/2031
d
100,798
American International Group, Inc.
273,000 5.125%,  3/27/2033 272,727
Americold Realty Operating
Partnership, LP
180,000 5.600%,  5/15/2032 180,175
Ameriprise Financial, Inc.
246,000 5.200%,  4/15/2035 246,302
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
29,346
86,000 4.875%,  6/30/2029
c
82,107
Aon North America, Inc.
103,000 5.750%,  3/1/2054 99,599
Apollo Debt Solutions BDC
161,000 6.700%,  7/29/2031 163,844
Ares Capital Corporation
114,000 3.250%,  7/15/2025 113,632
225,000 3.875%,  1/15/2026 223,233
107,000 2.150%,  7/15/2026 103,187
116,000 5.875%,  3/1/2029 116,787
Ares Strategic Income Fund
135,000 5.600%,  2/15/2030
a,c
132,546
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 35,859
Principal
Amount Long-Term Fixed Income  9.2% Value
Financials  0.8% - continued
$ 52,000 5.750%,  7/15/2054 $ 50,107
233,000 5.000%,  2/15/2032 233,925
Aviation Capital Group, LLC
148,000 5.125%,  4/10/2030
c
146,441
Avolon Holdings Funding, Ltd.
150,000 4.950%,  1/15/2028
c
149,261
165,000 5.750%,  3/1/2029
c
167,441
238,000 5.375%,  5/30/2030
c
237,254
Azorra Finance, Ltd.
98,000 7.750%,  4/15/2030
c
97,243
Banco Santander SA
200,000 4.175%,  3/24/2028
d
198,343
Bank of America Corporation
180,000 1.734%,  7/22/2027
d
174,023
170,000 3.824%,  1/20/2028
d
168,071
116,000 5.202%,  4/25/2029
d
118,489
180,000 2.087%,  6/14/2029
d
167,628
125,000 3.974%,  2/7/2030
d
122,347
300,000 2.496%,  2/13/2031
d
271,556
400,000 1.922%,  10/24/2031
d
345,020
200,000 2.972%,  2/4/2033
d
175,829
398,000 4.571%,  4/27/2033
d
385,598
200,000 5.872%,  9/15/2034
d
208,384
81,000 5.468%,  1/23/2035
d
82,159
231,000 5.425%,  8/15/2035
d
226,094
265,000 3.846%,  3/8/2037
d
236,280
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
d
142,312
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 65,748
Barclays plc
36,000 6.125%,  12/15/2025
d,k
35,790
200,000 6.496%,  9/13/2027
d
204,504
280,000 4.972%,  5/16/2029
d
281,227
251,000 4.942%,  9/10/2030
d
250,665
200,000 5.746%,  8/9/2033
d
203,531
Belrose Funding Trust
280,000 2.330%,  8/15/2030
a,c
246,098
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 168,370
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 66,228
Blackstone Private Credit Fund
177,000 5.600%,  11/22/2029
a,c
174,317
132,000 6.250%,  1/25/2031 134,239
Blue Owl Capital Corporation II
101,000 8.450%,  11/15/2026 105,186
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 163,720
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
89,505
304,000 6.100%,  3/15/2028
c
301,772
140,000 6.750%,  4/4/2029 140,303
BNP Paribas SA
235,000 5.283%,  11/19/2030
c,d
237,645
333,000 3.132%,  1/20/2033
c,d
290,925
BPCE SA
350,000 3.500%,  10/23/2027
c
340,573

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Financials  0.8% - continued
Brookfield Finance, Inc.
$ 124,000 5.813%,  3/3/2055 $ 117,701
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
88,498
Camden Property Trust
163,000 3.150%,  7/1/2029 154,163
Capital One Financial Corporation
48,000 5.700%,  2/1/2030
d
49,168
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
d
144,506
CHL Mortgage Pass-Through Trust
613,809
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 263,540
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 106,064
Citadel, LP
157,000 6.375%,  1/23/2032
c
161,520
Citigroup, Inc.
168,000 3.200%,  10/21/2026 165,158
326,000 3.668%,  7/24/2028
d
319,954
50,000 3.520%,  10/27/2028
d
48,770
83,000 5.174%,  2/13/2030
d
84,221
281,000 4.910%,  5/24/2033
d
276,118
169,000 6.174%,  5/25/2034
d
172,983
182,000 6.020%,  1/24/2036
d
182,501
Citizens Financial Group, Inc.
92,000 5.718%,  7/23/2032
d
93,548
CNA Financial Corporation
100,000 5.125%,  2/15/2034 98,706
Comerica, Inc.
52,000 5.982%,  1/30/2030
d
52,639
Constellation Insurance, Inc.
89,000 6.800%,  1/24/2030
c
86,324
Corebridge Financial, Inc.
75,000 6.375%,  9/15/2054
d
72,256
100,000 4.350%,  4/5/2042 81,599
Countrywide Home Loan
Mortgage Pass Through Trust
25,552
5.133%,  11/25/2035, Ser.
2005-22, Class 2A1
d
20,737
Countrywide Home Loans, Inc.
74,884
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,580
Cousins Properties, LP
71,000 5.375%,  2/15/2032 70,364
Credit Acceptance Corporation
55,000 9.250%,  12/15/2028
c
58,125
Credit Suisse Group AG
225,000 7.250%,  N/A
*,l
15,750
Deutsche Bank AG/New York, NY
280,000 5.373%,  1/10/2029
d
283,753
150,000 6.819%,  11/20/2029
d
159,372
300,000 3.729%,  1/14/2032
d
270,268
Discover Bank
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
296,174
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
c
117,781
Principal
Amount Long-Term Fixed Income  9.2% Value
Financials  0.8% - continued
Elevance Health, Inc.
$ 110,000 3.125%,  5/15/2050 $ 70,581
179,000 4.625%,  5/15/2042 155,192
Encore Capital Group, Inc.
107,000 8.500%,  5/15/2030
c
111,017
EPR Properties
130,000 4.950%,  4/15/2028 128,484
Fairfax Financial Holdings, Ltd.
138,000 6.350%,  3/22/2054 138,267
FirstCash, Inc.
90,000 5.625%,  1/1/2030
c
88,489
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 120,752
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
133,309
Fortitude Group Holdings, LLC
277,000 6.250%,  4/1/2030
c
281,058
Fortress Transportation and
Infrastructure Investors, LLC
38,000 5.500%,  5/1/2028
c
37,318
86,000 7.000%,  5/1/2031
c
87,443
52,000 7.000%,  6/15/2032
c
52,692
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
c
32,912
Freedom Mortgage Holdings, LLC
84,000 9.250%,  2/1/2029
c
85,570
36,000 9.125%,  5/15/2031
c
36,399
74,000 8.375%,  4/1/2032
c
72,374
FS KKR Capital Corporation
250,000 3.400%,  1/15/2026 246,515
GGAM Finance, Ltd.
35,000 7.750%,  5/15/2026
c
35,394
37,000 8.000%,  6/15/2028
c
38,833
103,000 5.875%,  3/15/2030
c
102,282
Global Aircraft Leasing Company,
Ltd.
112,000 8.750%,  9/1/2027
c
111,594
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
107,000 3.750%,  12/15/2027
c
100,527
goeasy, Ltd.
54,000 9.250%,  12/1/2028
c
56,535
37,000 7.625%,  7/1/2029
c
37,295
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,913
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
d
195,538
201,000 6.484%,  10/24/2029
d
213,241
200,000 5.218%,  4/23/2031
d
203,690
80,000 1.992%,  1/27/2032
d
68,186
513,000 3.102%,  2/24/2033
d
452,407
Goldman Sachs Private Credit
Corporation
122,000 5.875%,  5/6/2028
c,f
122,263
Highwoods Realty, LP
121,000 3.050%,  2/15/2030 107,927
105,000 2.600%,  2/1/2031 89,087
Howard Hughes Corporation
24,000 4.125%,  2/1/2029
c
21,985

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Financials  0.8% - continued
HSBC Holdings plc
$ 74,000 6.875%,  9/11/2029
d,k
$ 73,387
200,000 5.130%,  3/3/2031
d
201,595
200,000 5.402%,  8/11/2033
d
202,212
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
106,836
Huntington Bancshares, Inc./OH
167,000 5.709%,  2/2/2035
d
167,302
166,000 6.141%,  11/18/2039
d
164,148
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
36,000 6.250%,  5/15/2026 35,866
147,000 5.250%,  5/15/2027 139,392
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 139,979
Jackson National Life Global
Funding
180,000 5.550%,  7/2/2027
c
183,698
Jane Street Group/JSG Finance,
Inc.
58,000 4.500%,  11/15/2029
c
55,210
24,000 7.125%,  4/30/2031
c
24,752
40,000 6.125%,  11/1/2032
c
39,315
66,000 6.750%,  5/1/2033
c
66,311
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
25,123
57,000 6.625%,  10/15/2031
c
55,847
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,855
72,000 9.500%,  2/15/2029
c
75,477
31,000 8.250%,  5/15/2030
c
31,197
JPMorgan Chase & Company
210,000 2.947%,  2/24/2028
d
204,636
231,000 4.979%,  7/22/2028
d
233,693
330,000 4.505%,  10/22/2028
d
330,933
375,000 4.203%,  7/23/2029
d
371,901
250,000 2.522%,  4/22/2031
d
226,251
300,000 1.953%,  2/4/2032
d
257,570
265,000 4.586%,  4/26/2033
d
258,953
198,000 4.912%,  7/25/2033
d
196,978
162,000 5.766%,  4/22/2035
d
167,913
125,000 5.502%,  1/24/2036
d
127,183
152,000 5.534%,  11/29/2045
d
149,682
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 167,559
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 63,382
60,000 6.250%,  1/15/2036 58,071
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
c
35,072
97,000 4.750%,  6/15/2029
c
92,850
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,d
18,888
Lloyds Banking Group plc
200,000 5.087%,  11/26/2028
d
202,430
200,000 5.871%,  3/6/2029
d
206,638
LPL Holdings, Inc.
226,000 4.900%,  4/3/2028 227,037
Principal
Amount Long-Term Fixed Income  9.2% Value
Financials  0.8% - continued
Macquarie Airfinance Holdings,
Ltd.
$ 180,000 5.200%,  3/27/2028
c
$ 179,727
34,000 6.400%,  3/26/2029
c
34,897
117,000 5.150%,  3/17/2030
c
114,816
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 47,744
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
*
195,260
Molina Healthcare, Inc.
60,000 4.375%,  6/15/2028
c
57,673
26,000 3.875%,  5/15/2032
c
22,912
46,000 6.250%,  1/15/2033
c
45,654
Morgan Stanley
125,000 5.516%,  11/19/2055
d
119,372
210,000 4.350%,  9/8/2026 209,641
276,000 3.591%,  7/22/2028
d
270,137
132,000 5.164%,  4/20/2029
d
134,386
290,000 3.622%,  4/1/2031
d
275,197
132,000 5.250%,  4/21/2034
d
132,000
114,000 5.831%,  4/19/2035
d
117,710
97,000 5.587%,  1/18/2036
d
98,399
232,000 5.297%,  4/20/2037
d
226,602
Morgan Stanley Direct Lending
Fund
111,000 6.150%,  5/17/2029 112,951
MPT Operating Partnership, LP/
MPT Finance Corporation
52,000 8.500%,  2/15/2032
c
52,831
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 148,942
Nationstar Mortgage Holdings,
Inc.
18,000 5.500%,  8/15/2028
c
17,891
38,000 6.500%,  8/1/2029
c
38,623
57,000 5.125%,  12/15/2030
c
56,929
22,000 7.125%,  2/1/2032
c
22,823
NatWest Group plc
200,000 4.445%,  5/8/2030
d
196,959
203,000 6.475%,  6/1/2034
d
210,227
Navient Corporation
21,000 5.000%,  3/15/2027 20,790
24,000 5.500%,  3/15/2029 22,722
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
23,000 4.500%,  9/30/2028
c
21,688
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
190,639
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 203,336
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 281,235
OneMain Finance Corporation
137,000 3.500%,  1/15/2027 131,161
170,000 3.875%,  9/15/2028 157,316
42,000 6.750%,  3/15/2032 41,195
Panther Escrow Issuer, LLC
102,000 7.125%,  6/1/2031
c
104,498

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Financials  0.8% - continued
Park Intermediate Holdings, LLC
$ 102,000 4.875%,  5/15/2029
c
$ 95,489
PennyMac Financial Services, Inc.
44,000 6.875%,  2/15/2033
c
43,939
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
69,005
PRA Group, Inc.
56,000 8.375%,  2/1/2028
c
56,560
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
139,747
88,000 5.250%,  1/15/2035
c
87,283
Prologis, LP
92,000 5.250%,  3/15/2054 84,994
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
236,838
Regency Centers, LP
196,000 4.125%,  3/15/2028 195,069
100,000 5.250%,  1/15/2034 100,095
Reinsurance Group of America,
Inc.
154,000 5.750%,  9/15/2034 156,042
RenaissanceRe Holdings, Ltd.
230,000 5.800%,  4/1/2035 236,187
RGA Global Funding
65,000 5.500%,  1/11/2031
c
66,822
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,664
36,000 4.500%,  2/15/2029
c
34,448
RLJ Lodging Trust, LP
33,000 4.000%,  9/15/2029
c
29,825
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
72,000 3.625%,  3/1/2029
c
66,961
41,000 3.875%,  3/1/2031
c
37,061
20,000 4.000%,  10/15/2033
c
17,300
Ryan Specialty, LLC
19,000 4.375%,  2/1/2030
c
18,023
91,000 5.875%,  8/1/2032
c
89,882
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
d
68,430
163,000 5.473%,  3/20/2029
d
163,559
58,000 6.174%,  1/9/2030
d
59,720
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
347,456
Service Properties Trust
39,000 5.500%,  12/15/2027 37,152
14,000 8.625%,  11/15/2031
c
14,855
Simon Property Group, LP
217,000 3.800%,  7/15/2050 157,912
Sixth Street Lending Partners
118,000 6.125%,  7/15/2030
c
118,431
SLM Corporation
32,000 6.500%,  1/31/2030 33,033
Societe Generale SA
138,000 4.750%,  11/24/2025
c
137,675
39,000 10.000%,  11/14/2028
c,d,k
41,937
200,000 6.100%,  4/13/2033
c,d
205,400
Principal
Amount Long-Term Fixed Income  9.2% Value
Financials  0.8% - continued
Standard Chartered plc
$ 200,000 5.545%,  1/21/2029
c,d
$ 203,648
Starwood Property Trust, Inc.
61,000 6.500%,  10/15/2030
c
61,548
State Street Corporation
244,000 4.530%,  2/20/2029
d
245,334
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.710%,  1/13/2030 208,677
125,000 1.710%,  1/12/2031 106,038
Synchrony Financial
78,000 5.935%,  8/2/2030
d
78,996
37,000 7.250%,  2/2/2033 37,730
Synovus Bank
250,000 5.625%,  2/15/2028 250,852
Toronto-Dominion Bank
83,000 5.146%,  9/10/2034
d
82,238
TrueNoord Capital DAC
44,000 8.750%,  3/1/2030
c
44,945
Truist Financial Corporation
134,000 6.047%,  6/8/2027
d
136,196
94,000 5.125%,  12/15/2027
d,k
89,810
157,000 5.122%,  1/26/2034
d
153,682
86,000 5.711%,  1/24/2035
d
87,484
U.S. Bancorp
204,000 5.775%,  6/12/2029
d
211,027
52,000 5.836%,  6/12/2034
d
53,688
92,000 5.678%,  1/23/2035
d
93,744
UBS Group AG
28,000 4.875%,  2/12/2027
c,d,k
26,770
200,000 6.246%,  9/22/2029
c,d
209,669
164,000 3.091%,  5/14/2032
c,d
146,836
200,000 5.699%,  2/8/2035
c,d
204,689
200,000 5.379%,  9/6/2045
c,d
189,021
United Wholesale Mortgage, LLC
97,000 5.500%,  4/15/2029
c
93,925
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 131,315
198,000 4.750%,  5/15/2052 166,875
Vornado Realty, LP
26,000 3.400%,  6/1/2031 22,137
Wells Fargo & Company
28,000 3.900%,  3/15/2026
d,k
27,501
337,000 4.900%,  1/24/2028
d
339,243
199,000 3.526%,  3/24/2028
d
195,682
142,000 5.707%,  4/22/2028
d
145,150
294,000 2.393%,  6/2/2028
d
281,857
139,000 5.574%,  7/25/2029
d
143,006
109,000 5.389%,  4/24/2034
d
109,445
323,000 4.900%,  11/17/2045 275,952
XHR, LP
36,000 4.875%,  6/1/2029
c
33,839
20,000 6.625%,  5/15/2030
c
19,701
Total 37,885,019
Foreign Government  <0.1%
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
c
179,269
Saudi Arabian Oil Company
160,000 5.250%,  7/17/2034
c
161,210

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Foreign Government  <0.1% - continued
Teine Energy, Ltd.
$ 85,000 6.875%,  4/15/2029
c
$ 80,686
Total 421,165
Mortgage-Backed Securities  2.9%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
371,545 5.500%,  12/1/2038 379,202
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,790,545 2.000%,  1/1/2052 1,441,957
688,246 6.000%,  1/1/2055 711,026
957,714 2.000%,  5/1/2051 771,271
3,114,287 2.500%,  5/1/2051 2,621,494
1,477,817 3.500%,  5/1/2052 1,345,148
2,101,387 4.000%,  5/1/2052 1,974,465
946,648 5.000%,  7/1/2053 933,121
431,052 5.500%,  7/1/2053 433,759
1,234,492 3.500%,  8/1/2052 1,124,209
1,055,216 5.000%,  8/1/2053 1,045,637
3,413,220 5.500%,  9/1/2053 3,449,855
1,020,393 3.500%,  9/1/2047 940,422
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
835,472 2.500%,  7/1/2030 808,820
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
252,164 5.500%,  9/1/2039 258,209
5,000,000 5.000%,  5/1/2040
f
5,026,629
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,154,586 3.000%,  12/1/2036 1,092,186
972,133 3.000%,  8/1/2038 919,847
1,482,587 3.500%,  5/1/2040 1,411,083
1,823,678 2.500%,  4/1/2042 1,607,645
465,584 2.000%,  5/1/2042 401,781
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,554,574 3.000%,  1/1/2052 3,112,210
629,286 2.000%,  2/1/2051 506,776
427,953 2.000%,  2/1/2051 344,640
2,398,468 2.500%,  2/1/2051 1,996,029
2,031,358 2.500%,  2/1/2051 1,712,226
2,078,737 5.500%,  2/1/2055
f
2,090,928
926,497 2.000%,  3/1/2051 735,831
7,216,811 2.000%,  3/1/2051 5,733,887
2,468,536 4.000%,  3/1/2051 2,325,481
394,959 2.000%,  3/1/2052 317,255
3,851,826 3.000%,  3/1/2052 3,351,336
4,800,990 2.000%,  4/1/2051 3,822,084
2,346,291 3.000%,  4/1/2051 2,053,623
2,352,834 3.000%,  5/1/2050 2,049,164
785,767 2.000%,  5/1/2051 629,728
2,136,540 3.000%,  5/1/2051 1,889,143
2,075,000 2.500%,  5/1/2055
f
1,724,679
2,460,593 2.000%,  6/1/2050 1,962,448
1,422,764 3.000%,  6/1/2050 1,267,344
632,362 4.000%,  6/1/2052 591,419
Principal
Amount Long-Term Fixed Income  9.2% Value
Mortgage-Backed Securities  2.9% - continued
$ 744,303 5.000%,  6/1/2053 $ 735,258
3,517,587 2.500%,  7/1/2051 2,972,779
940,277 3.500%,  7/1/2051 858,570
1,819,616 4.000%,  7/1/2052 1,701,808
1,204,111 3.500%,  8/1/2050 1,102,136
1,929,288 3.500%,  8/1/2052 1,747,004
3,672,520 4.500%,  8/1/2052 3,522,058
1,380,533 5.000%,  8/1/2053 1,363,755
3,079,256 6.000%,  8/1/2054 3,185,428
496,576 2.500%,  9/1/2051 418,021
566,570 3.500%,  9/1/2052 515,665
1,242,405 3.500%,  9/1/2052 1,130,842
1,127,624 5.000%,  9/1/2052 1,113,271
1,881,307 4.500%,  9/1/2053 1,805,169
1,158,056 4.500%,  9/1/2053 1,114,873
3,538,636 4.000%,  10/1/2052 3,318,300
750,204 2.000%,  11/1/2051 603,300
724,945 3.500%,  11/1/2052 661,957
3,151,394 2.000%,  12/1/2050 2,525,634
4,960,839 2.500%,  12/1/2051 4,172,008
2,159,416 4.500%,  12/1/2052 2,079,779
2,595,000 5.500%,  5/1/2041
f
2,589,398
825,000 6.000%,  5/1/2041
f
836,889
1,209,266 3.500%,  12/1/2047 1,116,007
3,250,000 3.000%,  5/1/2049
f
2,820,032
9,100,000 3.500%,  5/1/2049
f
8,211,728
1,150,000 4.500%,  5/1/2049
f
1,099,688
2,725,000 5.000%,  5/1/2049
f
2,667,274
5,525,000 5.000%,  6/1/2049
f
5,405,586
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,029,358 2.500%,  3/1/2062 3,200,442
828,288 3.500%,  7/1/2061 734,265
1,816,807 4.000%,  12/1/2061 1,680,490
Total 133,923,411
Technology  0.2%
Accenture Capital, Inc.
170,000 4.500%,  10/4/2034 163,851
Adobe, Inc.
257,000 5.300%,  1/17/2035 267,200
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052
a
108,732
Alphabet, Inc.
146,000 5.250%,  5/15/2055 144,104
Amentum Holdings, Inc.
133,000 7.250%,  8/1/2032
c
135,293
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 270,759
Apple, Inc.
232,000 2.650%,  2/8/2051 143,573
437,000 3.750%,  9/12/2047 343,455
Block, Inc.
40,000 3.500%,  6/1/2031 35,703
166,000 6.500%,  5/15/2032
c
169,366
Boost Newco Borrower, LLC
109,000 7.500%,  1/15/2031
c
115,023
Broadcom, Inc.
76,000 3.469%,  4/15/2034
c
66,773
266,000 3.137%,  11/15/2035
c
220,396
220,000 3.187%,  11/15/2036
c
179,533

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Technology  0.2% - continued
$ 180,000 4.926%,  5/15/2037
c
$ 172,394
Cadence Design Systems, Inc.
83,000 4.700%,  9/10/2034 81,319
Central Parent, Inc./CDK Global,
Inc.
38,000 7.250%,  6/15/2029
c
32,587
Cisco Systems, Inc.
69,000 5.300%,  2/26/2054 65,847
70,000 4.950%,  2/26/2031 72,020
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
36,801
Cloud Software Group, Inc.
223,000 6.500%,  3/31/2029
c
223,080
CommScope, LLC
42,000 4.750%,  9/1/2029
c
37,070
42,000 9.500%,  12/15/2031
a,c
42,965
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
c
17,949
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
c
20,819
Dell International, LLC/EMC
Corporation
196,000 4.750%,  4/1/2028 197,586
Dell, Inc.
124,000 6.500%,  4/15/2038 128,703
Diebold Nixdorf, Inc.
99,000 7.750%,  3/31/2030
c
103,071
Fiserv, Inc.
137,000 2.650%,  6/1/2030 123,750
136,000 5.350%,  3/15/2031 139,258
116,000 5.600%,  3/2/2033 118,143
160,000 5.150%,  8/12/2034 157,269
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
c
3,049
44,000 7.125%,  9/30/2030
c
45,303
21,000 6.250%,  4/1/2033
c
20,943
Global Payments, Inc.
142,000 5.950%,  8/15/2052 129,966
198,000 5.300%,  8/15/2029 199,534
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
43,000 4.625%,  5/1/2028
c
38,714
Hewlett Packard Enterprise
Company
240,000 4.400%,  9/25/2027 239,854
137,000 4.850%,  10/15/2031 135,349
II-VI, Inc.
32,000 5.000%,  12/15/2029
c
30,636
Intel Corporation
279,000 4.900%,  7/29/2045 229,274
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
73,943
101,000 4.875%,  9/15/2029
c
97,271
90,000 5.250%,  7/15/2030
c
87,216
217,000 4.500%,  2/15/2031
c
201,033
KLA Corporation
199,000 3.300%,  3/1/2050 135,056
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 34,149
Principal
Amount Long-Term Fixed Income  9.2% Value
Technology  0.2% - continued
Mastercard, Inc.
$ 160,000 3.950%,  2/26/2048 $ 128,461
Microchip Technology, Inc.
28,000 5.050%,  3/15/2029 28,045
Micron Technology, Inc.
88,000 5.650%,  11/1/2032 89,136
Microsoft Corporation
95,000 3.041%,  3/17/2062 60,891
228,000 2.500%,  9/15/2050 139,353
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
31,200
NCR Voyix Corporation
55,000 5.000%,  10/1/2028
c
53,309
30,000 5.125%,  4/15/2029
c
28,846
Neptune Bidco US, Inc.
147,000 9.290%,  4/15/2029
c
130,830
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 76,728
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 82,133
180,000 3.250%,  5/11/2041 127,703
Open Text Corporation
72,000 3.875%,  12/1/2029
c
66,341
Open Text Holdings, Inc.
166,000 4.125%,  2/15/2030
c
153,396
Oracle Corporation
132,000 6.900%,  11/9/2052 142,003
250,000 4.800%,  8/3/2028 253,252
161,000 6.150%,  11/9/2029 171,095
130,000 5.250%,  2/3/2032 131,798
87,000 4.700%,  9/27/2034 82,794
250,000 3.850%,  7/15/2036 215,229
380,000 4.000%,  7/15/2046 285,263
Paychex, Inc.
73,000 5.600%,  4/15/2035 74,349
PayPal Holdings, Inc.
124,000 5.500%,  6/1/2054 117,855
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
c
17,940
RingCentral, Inc.
102,000 8.500%,  8/15/2030
c
107,230
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c
45,335
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 146,176
Sabre GLBL, Inc.
35,000 8.625%,  6/1/2027
c
33,513
Seagate HDD Cayman
73,685 9.625%,  12/1/2032 83,163
30,000 5.750%,  12/1/2034 28,946
Sensata Technologies BV
127,000 4.000%,  4/15/2029
c
116,829
Sensata Technologies, Inc.
66,000 4.375%,  2/15/2030
c
60,860
21,000 3.750%,  2/15/2031
c
18,357
25,000 6.625%,  7/15/2032
c
24,768
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
c
29,588
10,000 6.750%,  8/15/2032
c
10,142

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Technology  0.2% - continued
SS&C Technologies, Inc.
$ 65,000 5.500%,  9/30/2027
c
$ 64,680
20,000 6.500%,  6/1/2032
c
20,275
Synopsys, Inc.
152,000 5.700%,  4/1/2055 146,917
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 118,975
UKG, Inc.
35,000 6.875%,  2/1/2031
c
36,008
Verisk Analytics, Inc.
99,000 5.250%,  3/15/2035 98,161
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
60,472
VMware, LLC
180,000 2.200%,  8/15/2031 153,044
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
c
6,948
145,000 5.500%,  8/15/2028
c
92,889
Total 10,026,908
Transportation  0.1%
Air Canada
39,000 3.875%,  8/15/2026
c
38,268
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
87,334 5.500%,  4/20/2026
c
86,751
111,534 5.750%,  4/20/2029
c
108,177
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
a,c
39,579
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 123,769
140,000 5.750%,  5/1/2040 144,752
100,000 4.450%,  3/15/2043 87,087
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 113,859
DCLI Bidco, LLC
36,000 7.750%,  11/15/2029
c
33,535
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
282,282
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
124,589
JetBlue Airways Corporation/
JetBlue Loyalty, LP
71,000 9.875%,  9/20/2031
c
65,400
Mileage Plus Holdings, LLC
149,400 6.500%,  6/20/2027
c
149,868
Norfolk Southern Corporation
171,000 5.100%,  5/1/2035
f
171,602
OneSky Flight, LLC
98,000 8.875%,  12/15/2029
c
98,921
Rand Parent, LLC
100,000 8.500%,  2/15/2030
a,c
92,989
RXO, Inc.
39,000 7.500%,  11/15/2027
c
39,641
Ryder System, Inc.
146,000 4.850%,  6/15/2030
f
146,343
Principal
Amount Long-Term Fixed Income  9.2% Value
Transportation  0.1% - continued
Star Leasing Company, LLC
$ 40,000 7.625%,  2/15/2030
c
$ 35,877
Stena International SA
58,000 7.250%,  1/15/2031
c
57,251
Stonepeak Nile Parent, LLC
31,000 7.250%,  3/15/2032
c
31,473
Union Pacific Corporation
265,000 2.973%,  9/16/2062 151,478
United Airlines, Inc.
229,000 4.625%,  4/15/2029
c
215,102
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
19,423
43,000 6.375%,  2/1/2030
a,c
37,125
Total 2,495,141
U.S. Government & Agencies  3.0%
U.S. Treasury Bonds
671,000 3.625%,  5/15/2053 555,331
300,000 1.625%,  11/15/2050 159,926
1,500,000 4.750%,  11/15/2053 1,508,379
1,510,000 5.250%,  11/15/2028 1,589,629
1,175,000 4.375%,  5/15/2040 1,157,650
6,780,000 3.000%,  5/15/2042 5,460,019
12,618,000 2.500%,  5/15/2046 8,802,534
10,050,000 2.875%,  5/15/2049 7,284,287
U.S. Treasury Notes
250,000 0.250%,  8/31/2025 246,654
1,600,000 4.250%,  12/31/2025 1,601,913
5,715,000 2.625%,  1/31/2026 5,655,394
3,990,000 0.500%,  2/28/2026 3,876,846
20,870,000 2.500%,  2/28/2026 20,612,997
2,100,000 4.625%,  2/28/2026 2,110,352
4,800,000 4.500%,  3/31/2026 4,824,075
4,700,000 4.375%,  7/31/2026 4,732,313
5,100,000 3.500%,  9/30/2026 5,083,066
5,000,000 0.500%,  4/30/2027 4,703,125
4,485,000 2.250%,  11/15/2027 4,339,938
5,600,000 3.875%,  12/31/2027 5,643,313
5,100,000 3.500%,  1/31/2028 5,087,848
3,000,000 3.625%,  3/31/2028 3,003,867
7,300,000 2.875%,  5/15/2028 7,148,297
1,600,000 3.750%,  12/31/2028 1,605,750
5,100,000 3.500%,  9/30/2029 5,060,754
19,311,000 4.000%,  3/31/2030 19,550,879
4,680,000 1.375%,  11/15/2031 3,999,389
1,175,000 4.125%,  11/15/2032 1,186,566
3,200,000 4.500%,  11/15/2033 3,298,250
Total 139,889,341
Utilities  0.2%
AES Corporation
265,000 3.950%,  7/15/2030
c
248,010
Algonquin Power & Utilities
Corporation
106,000 4.750%,  1/18/2082
d
99,509
Alpha Generation, LLC
34,000 6.750%,  10/15/2032
c
34,650
American Water Capital
Corporation
135,000 5.450%,  3/1/2054 128,542

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Utilities  0.2% - continued
Atmos Energy Corporation
$ 82,000 5.000%,  12/15/2054 $ 73,134
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 131,312
Calpine Corporation
83,000 4.500%,  2/15/2028
c
81,181
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 72,441
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 94,568
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 53,310
175,000 4.125%,  5/15/2049 135,801
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 70,395
Consumers Energy Company
221,000 4.350%,  4/15/2049 182,759
Dominion Energy, Inc.
18,000 6.875%,  2/1/2055
d
18,510
18,000 7.000%,  6/1/2054
d
18,689
DTE Electric Company
95,000 3.700%,  3/15/2045 72,754
135,000 3.700%,  6/1/2046 101,866
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 183,880
Duke Energy Corporation
26,000 6.450%,  9/1/2054
d
26,055
214,000 5.450%,  6/15/2034
a
217,525
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 127,455
Edison International
33,000 7.875%,  6/15/2054
a,d
30,898
Enel Finance International NV
200,000 5.125%,  6/26/2029
c
203,092
Entergy Louisiana, LLC
123,000 5.800%,  3/15/2055 121,385
Eversource Energy
166,000 4.750%,  5/15/2026 166,163
Exelon Corporation
190,000 4.700%,  4/15/2050 156,457
376,000 4.450%,  4/15/2046 303,779
FirstEnergy Corporation
165,000 4.850%,  7/15/2047 137,360
Georgia Power Company
113,000 4.950%,  5/17/2033 112,713
68,000 5.250%,  3/15/2034 68,638
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 77,043
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
129,418
Lightning Power, LLC
110,000 7.250%,  8/15/2032
c
113,963
Long Ridge Energy, LLC
61,000 8.750%,  2/15/2032
c
58,085
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 155,694
Principal
Amount Long-Term Fixed Income  9.2% Value
Utilities  0.2% - continued
National Rural Utilities Cooperative
Finance Corporation
$ 83,000 3.700%,  3/15/2029 $ 80,859
NextEra Energy Capital Holdings,
Inc.
166,000 5.900%,  3/15/2055 161,646
111,000 5.300%,  3/15/2032 113,259
NiSource, Inc.
18,000 6.375%,  3/31/2055
d
17,561
245,000 5.650%,  2/1/2045 234,657
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
25,956
35,000 5.250%,  6/15/2029
c
34,583
32,000 6.000%,  2/1/2033
c
31,664
87,000 6.250%,  11/1/2034
c
86,866
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 130,170
137,000 5.550%,  5/15/2029 139,206
114,000 4.550%,  7/1/2030 110,582
70,000 5.800%,  5/15/2034 69,871
PG&E Corporation
44,000 7.375%,  3/15/2055
d
42,715
60,000 5.000%,  7/1/2028 58,525
PPL Capital Funding, Inc.
174,000 5.250%,  9/1/2034 173,981
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 108,548
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 138,943
Public Service Enterprise Group,
Inc.
246,000 4.900%,  3/15/2030 248,340
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 254,056
Southern California Edison
Company
77,000 5.450%,  3/1/2035 74,751
Southern Company
265,000 5.113%,  8/1/2027 269,104
210,000 4.850%,  3/15/2035 203,504
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 124,661
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 78,536
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
68,350
TerraForm Power Operating, LLC
223,000 5.000%,  1/31/2028
c
217,202
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 44,014
191,000 4.600%,  12/1/2048 158,959
Vistra Corporation
36,000 8.000%,  10/15/2026
c,d,k
36,794
90,000 7.000%,  12/15/2026
c,d,k
90,891
Vistra Operations Company, LLC
181,000 5.000%,  7/31/2027
c
179,424

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.2% Value
Utilities  0.2% - continued
Xcel Energy, Inc.
$ 103,000 4.600%,  6/1/2032 $ 99,210
78,000 5.600%,  4/15/2035 78,759
XPLR Infrastructure Operating
Partners, LP
130,000 3.875%,  10/15/2026
a,c
125,409
13,000 8.375%,  1/15/2031
a,c
13,048
13,000 8.625%,  3/15/2033
a,c
12,973
Total 8,144,611
Total Long-Term Fixed Income
(cost $445,259,289) 425,203,771
Shares Private Equity Funds 1.4% Value
Secondary  1.4%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,g
12,798,805
1 ASF IX, LP
*,b,g
6,311,106
1 ASF VIII Sidecar (Cayman), LP
*,b,g
3,910,070
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,g
6,781,971
1 LCP X (Offshore), LP
*,b,g
23,198,463
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,g
13,492,397
Total 66,492,812
Total Private Equity Funds
(cost $58,068,246) 66,492,812
Shares
Collateral Held for Securities
Loaned 0.3% Value
12,571,943 Thrivent Cash Management Trust 12,571,943
Total Collateral Held for
Securities Loaned
(cost $12,571,943) 12,571,943
Shares or
Principal
Amount Short-Term Investments 14.7% Value
Federal Home Loan Bank Discount
Notes
1,100,000 4.217%, 5/2/2025
m,n
1,099,741
1,600,000 4.199%, 5/23/2025
m,n
1,595,676
11,700,000 4.220%, 5/28/2025
m,n
11,661,507
500,000 4.255%, 6/4/2025
m,n
497,968
1,400,000 4.203%, 6/6/2025
m,n
1,393,985
1,100,000 4.206%, 6/13/2025
m,n
1,094,380
900,000 4.159%, 6/25/2025
m,n
894,148
200,000 4.210%, 7/10/2025
m,n
198,367
4,000,000 4.205%, 7/11/2025
m,n
3,966,880
2,900,000 4.215%, 7/16/2025
m,n
2,874,320
Federal Home Loan Mortgage
Corporation Discount Notes
15,100,000 4.100%, 6/10/2025
m,n
15,028,116
100,000 4.130%, 7/14/2025
m,n
99,138
Shares or
Principal
Amount Short-Term Investments  14.7% Value
Federal National Mortgage
Association Discount Notes
1,200,000 4.215%, 5/5/2025
m,n
$ 1,199,295
4,600,000 4.145%, 6/24/2025
m,n
4,570,624
100,000 4.135%, 6/26/2025
m,n
99,338
500,000 4.140%, 7/10/2025
m,n
495,918
800,000 4.160%, 7/14/2025
m,n
793,100
600,000 4.145%, 7/21/2025
m,n
594,342
State Street Institutional U.S.
Government Money Market
Fund
141,736,615 4.288%
m
141,736,615
Thrivent Core Short-Term Reserve
Fund
49,029,086 4.620% 490,290,861
U.S. Treasury Bills
400,000 4.220%, 5/8/2025
m
399,673
1,100,000 4.180%, 7/3/2025
m,o
1,091,925
300,000 4.216%, 7/10/2025
m,p
297,553
1,000,000 4.213%, 7/17/2025
m,o
991,056
Total Short-Term Investments
(cost $682,851,635) 682,964,526
Total Investments (cost
$3,948,982,927) 100.8% $4,668,855,281
Other Assets and Liabilities, Net
(0.8%) (38,030,970)
Total Net Assets 100.0% $4,630,824,311
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $68,111,244 or 1.5% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h All or a portion of the security is insured or guaranteed.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2025.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At April 30, 2025, $203,328 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of April 30, 2025
was $66,703,822 or 1.44% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 10,192,890
ASF IX, LP  3/18/2024 5,484,134
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,375,824
Credit Suisse Group AG  9/5/2018 225,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 5,180,000
LCP X (Offshore), LP  10/25/2023 18,637,816
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 322,455
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 15,197,582
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,928,668
Common Stock 9,312,591
Total lending $12,241,259
Gross amount payable upon return of
collateral for securities loaned $12,571,943
Net amounts due to counterparty $330,684
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $807,425,375
Gross unrealized depreciation (100,794,964)
Net unrealized appreciation (depreciation) $706,630,411
Cost for federal income tax purposes $3,974,490,994

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,899,848,078 1,899,848,078 – –
U.S. Unaffiliated 28,376,018 28,376,018 – –
Common Stock
Communications Services 75,944,771 75,944,771 – –
Consumer Discretionary 116,978,326 116,978,326 – –
Consumer Staples 41,190,412 41,190,412 – –
Energy 42,230,510 42,230,510 – –
Financials 194,498,195 194,498,195 – –
Health Care 160,965,297 160,965,297 – –
Industrials 166,988,506 165,590,114 1,398,392 –
Information Technology 267,221,746 263,864,482 3,357,264 –
Materials 43,850,165 43,157,841 692,324 –
Real Estate 45,461,481 45,461,481 – –
Utilities 38,849,650 38,849,650 – –
Long-Term Fixed Income
Asset-Backed Securities 8,750,570 – 8,425,570 325,000
Basic Materials 4,426,008 – 4,426,008 –
Capital Goods 7,568,358 – 7,568,358 –
Collateralized Mortgage Obligations 17,336,239 – 16,836,239 500,000
Commercial Mortgage-Backed Securities 6,802,266 – 6,802,266 –
Communications Services 11,393,855 – 11,393,855 –
Consumer Cyclical 12,772,298 – 12,772,298 –
Consumer Non-Cyclical 14,292,216 – 14,292,216 –
Energy 9,076,365 – 9,076,365 –
Financials 37,885,019 – 37,885,019 –
Foreign Government 421,165 – 421,165 –
Mortgage-Backed Securities 133,923,411 – 133,923,411 –
Technology 10,026,908 – 10,026,908 –
Transportation 2,495,141 – 2,495,141 –
U.S. Government & Agencies 139,889,341 – 139,889,341 –
Utilities 8,144,611 – 8,144,611 –
Private Equity Funds
Secondary 66,492,812 – – 66,492,812
Short-Term Investments 192,673,665 141,736,615 50,937,050 –
Subtotal Investments in Securities $3,806,773,403 $3,258,691,790 $480,763,801 $67,317,812
Other Investments  * Total
Affiliated Short-Term Investments 490,290,861
U.S. Affiliated Registered Investment Cos. 359,219,074
Collateral Held for Securities Loaned 12,571,943
Subtotal Other Investments $862,081,878
Total Investments at Value $4,668,855,281
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,562,192 11,890,150 1,672,042 –
Total Return Swaps 243,963 – 243,963 –
Credit Default Swaps 332,878 – 332,878 –
Total Asset Derivatives $14,139,033 $11,890,150 $2,248,883 $–
Liability Derivatives
Futures Contracts 1,872,909 1,872,909 – –
Total Liability Derivatives $1,872,909 $1,872,909 $– $–
 Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
4/30/2025
Long-Term Fixed Income
Asset-Backed Securities $-  $-  $-  $325,000  $- $-  $-  $325,000
Collateralize Mortgage
     Obligations -  -  -  500,000  -  -  - 500,000
Mortgage-Backed
Securities   864,563 -  32,503  -  -  -   (897,066) -
Private Equity Funds
 Secondary 42,754,861 -  (6,115,008) 29,852,959 -  -  - 66,492,812
Total  $43,619,424 $-   ($6,082,505)  $30,677,959 $-  $- ($897,066) $67,317,812
 Investments in Securities
Ending
Value  4/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $66,492,812
Adjusted reported investment
of net asset value Fair Value adjustment ** N/A
Total  $66,492,812

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling
$48,156,843 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 337 June 2025 $ 37,033,392 $ 784,327
CBOT 2-Yr. U.S. Treasury Note 451 June 2025 93,051,641 823,305
CBOT 5-Yr. U.S. Treasury Note 470 June 2025 50,335,102 986,694
CBOT U.S. Long Bond 204 June 2025 23,644,687 146,813
CME E-mini Russell 2000 Index 9 June 2025 907,031 (20,621)
CME E-mini S&P 500 Index 2,599 June 2025 725,009,969 1,020,681
CME E-mini S&P Mid-Cap 400 Index 1 June 2025 288,267 (2,487)
CME Ultra Long Term U.S. Treasury Bond 215 June 2025 26,083,368 (61,650)
ICE mini MSCI EAFE Index 330 June 2025 40,690,010 472,540
ICE US mini MSCI Emerging Markets Index 266 June 2025 15,040,307 (277,307)
Ultra 10-Yr. U.S. Treasury Note 176 June 2025 19,843,514 349,737
Total Futures Long Contracts $ 1,031,927,288 $ 4,222,032
CME E-mini Russell 2000 Index (1,143) June 2025 ( $ 115,031,359) $ 2,457,289
CME E-mini S&P Mid-Cap 400 Index (820) June 2025 (239,188,364) 4,848,764
CME Euro Foreign Exchange Currency (316) June 2025 (43,440,156) (1,510,844)
Eurex Euro STOXX 50 Index (777) June 2025 (46,836,328) 1,672,042
Total Futures Short Contracts ( $ 444,496,207) $7,467,251
Total Futures Contracts $ 587,431,081 $11,689,283

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's credit default swap contracts held as of April 30, 2025. Investments totaling
$2,082,981 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 20,540,000) $ – $ 332,878 $ 332,878
Total Credit Default Swaps $– $332,878 $332,878
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Aggressive Allocation Fund's total return swap contracts held as of April 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 12,499,636 $ 243,963 $ – $ 243,963
Total Return Swaps $ 243,963 $ – $243,963
# Payment made on Termination Date

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 10,471,316
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 243,963
Total Equity Contracts 10,715,279
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,090,876
Total Interest Rate Contracts 3,090,876
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 332,878
Total Credit Contracts 332,878
Total Asset Derivatives $14,139,033
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,510,844
Total Foreign Exchange Contracts 1,510,844
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 300,415
Total Equity Contracts 300,415
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 61,650
Total Interest Rate Contracts 61,650
Total Liability Derivatives $1,872,909
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (7,955,878)
Total Interest Rate Contracts (7,955,878)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (11,942,189)
Total Equity Contracts (11,942,189)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 501,735
Total Foreign Exchange Contracts 501,735
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 41,940
Total Credit Contracts 41,940
Total ($19,354,392)

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,225,594)
Total Foreign Exchange Contracts (2,225,594)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 11,181,386
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,293,198
Total Equity Contracts 12,474,584
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 9,160,937
Total Interest Rate Contracts 9,160,937
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 332,878
Total Credit Contracts 332,878
Total $19,742,805
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30,
2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $793,117,600
Futures - Short (412,980,507)
Total Return Swaps - Short (1,105,998)
Interest Rate Contracts
Futures - Long 266,588,697
Foreign Exchange Contracts
Futures - Short (42,488,072)
Credit Contracts
Credit Default Swaps - Sell Protection 63,223

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,381 $1,064 $1,272 $33,720 4,158 0.7%
Core Emerging Markets Equity 73,130 2,280 – 73,841 7,700 1.6
Core International Equity 121,163 17,504 – 146,689 12,834 3.2
Core Low Volatility Equity 3,474 269 – 3,660 311 0.1
Core Mid Cap Value 63,770 5,763 – 58,197 5,932 1.3
Core Small Cap Value 49,357 5,782 1,400 43,112 4,636 0.9
Global Stock, Class S 226,130 25,742 – 226,441 8,456 4.9
High Yield, Class S 25,446 806 160 25,662 6,169 0.6
Income, Class S 73,122 1,633 2,344 72,219 8,872 1.6
International Equity, Class S 293,763 8,508 – 315,769 27,723 6.8
Large Cap Growth, Class S 508,359 30,918 – 484,303 24,534 10.4
Large Cap Value, Class S 423,212 35,008 – 410,665 14,465 8.9
Mid Cap Stock, Class S 268,198 10,983 10 252,459 7,458 5.4
Short-Term Bond, Class S 41,561 845 1,008 41,765 3,344 0.9
Small Cap Stock, Class S 80,371 1,482 – 70,565 2,514 1.5
Total U.S. Affiliated Registered Investment
Companies 2,285,437 2,259,067 48.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 698,970 183,995 392,674 490,291 49,029 10.6
Total Affiliated Short-Term Investments 698,970 490,291 10.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,793 179,981 174,202 12,572 12,572 0.3
Total Collateral Held for Securities Loaned 6,793 12,572 0.3
Total Value $2,991,200 $2,761,930
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($272) ($181) $– $1,064
Core Emerging Markets Equity – (1,569) – 2,280
Core International Equity – 8,022 – 4,479
Core Low Volatility Equity Fund – (83) 129 140
Core Mid Cap Value – (11,336) 4,532 1,231
Core Small Cap Value 262 (10,889) 4,957 824
Global Stock, Class S – (25,431) 21,459 4,283
High Yield, Class S (22) (408) – 806
Income, Class S (554) 362 – 1,637
International Equity, Class S – 13,498 – 8,507
Large Cap Growth, Class S – (54,974) 30,355 563
Large Cap Value, Class S – (47,555) 28,373 6,635
Mid Cap Stock, Class S 0 (26,712) 9,595 1,389
Short-Term Bond, Class S (18) 385 – 846
Small Cap Stock, Class S – (11,288) 1,059 425
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 15 (15) – 13,939
Total Income/Non Cash Income from Affiliated Investments $49,048
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total ($589) ($168,174) $100,459

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   39.8% Value
U.S. Affiliated   39.4%
3,756,119 Thrivent Core Emerging Markets
Debt Fund $ 30,462,126
934,971 Thrivent Core Emerging Markets
Equity Fund 8,966,369
1,539,890 Thrivent Core International Equity
Fund 17,600,944
62,017 Thrivent Core Low Volatility Equity
Fund 730,556
682,677 Thrivent Core Mid Cap Value Fund 6,697,065
162,268 Thrivent Core Small Cap Value
Fund 1,509,089
85,853 Thrivent Global Stock Fund, Class
S 2,299,156
5,575,434 Thrivent High Yield Fund, Class S 23,193,806
8,043,643 Thrivent Income Fund, Class S 65,475,253
2,420,399 Thrivent International Equity Fund,
Class S 27,568,344
3,434,435 Thrivent Large Cap Growth Fund,
Class S 67,795,747
3,867,306 Thrivent Large Cap Value Fund,
Class S 109,792,804
723,136 Thrivent Mid Cap Stock Fund,
Class S 24,478,139
3,025,796 Thrivent Short-Term Bond Fund,
Class S 37,792,196
270,156 Thrivent Small Cap Stock Fund,
Class S 7,583,285
Total 431,944,879
U.S. Unaffiliated   0.4%
2,866 Invesco QQQ Trust Series 1
a
1,362,697
12,292 Invesco Senior Loan ETF
a
254,690
2,500 iShares Broad USD High Yield
Corporate Bond ETF
a
91,500
443 iShares Russell 2000 Growth ETF 112,323
5,841 SPDR S&P 500 ETF Trust 3,239,068
1,836 SPDR S&P Biotech ETF 152,296
479 SPDR S&P Regional Banking ETF 25,928
592 SPDR S&P Software & Services
ETF 96,502
Total 5,335,004
Total Registered Investment
Companies (cost $331,962,455) 437,279,883
Principal
Amount Long-Term Fixed Income 35.0% Value
Asset-Backed Securities  0.8%
Access Group, Inc.
$ 21,093
4.968%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,c
20,993
ALLO Issuer, LLC
550,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
b
553,521
Balboa Bay Loan Funding, Ltd.
500,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
b,c
488,852
375,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
b,c
375,009
Principal
Amount Long-Term Fixed Income  35.0% Value
Asset-Backed Securities  0.8% - continued
CarVal CLO I, Ltd.
$ 400,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
b,c
$ 399,875
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
283,821
Commonbond Student Loan Trust
15,626
4.941%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,c
15,421
Foundation Finance Trust
108,935
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
102,261
GSAA Home Equity Trust
886,348
4.310%,  8/25/2034, Ser.
2004-10, Class M2
c
830,850
Hertz Vehicle Financing III, LLC
300,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
b
299,683
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
b
481,299
HTAP
333,441
7.000%,  4/25/2037, Ser.
2024-1, Class A
b
332,001
HTAP Issuer Trust
350,459
6.500%,  4/25/2042, Ser.
2024-2, Class A
b
347,369
Laurel Road Prime Student Loan
Trust
134,431
5.950%,  11/25/2043, Ser.
2018-D, Class A
b,c
127,788
MFA Trust
333,336
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
334,022
National Collegiate Trust
64,530
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
63,060
Oak Street Investment
361,327
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
347,965
Palmer Square Loan Funding, Ltd.
275,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
b,c
268,709
Pretium Mortgage Credit Partners,
LLC
665,791
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
b,d
663,042
300,000
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
b,d,e,f
300,000
Sunnova Hestia II Issuer, LLC
328,094
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,g
327,068
Unlock HEA Trust
311,116
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
310,952
410,255
6.500%,  10/25/2039, Ser.
2024-2, Class A
b
403,356

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Asset-Backed Securities  0.8% - continued
Vericrest Opportunity Loan
Transferee
$ 26,562
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
b
$ 26,512
34,341
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
b
34,319
212,565
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
b
212,334
255,716
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b,d
251,060
Wind River CLO, Ltd.
155,346
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,c
155,335
Total 8,356,477
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
59,000 8.625%,  6/15/2029
b
60,901
Alumina, Pty. Ltd.
82,000 6.125%,  3/15/2030
b
81,315
ATI, Inc.
69,000 7.250%,  8/15/2030 71,762
Avient Corporation
60,000 6.250%,  11/1/2031
b
59,359
Axalta Coating Systems Dutch
Holding B BV
60,000 7.250%,  2/15/2031
b
62,128
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
a,b
89,509
Celanese US Holdings, LLC
68,000 6.600%,  11/15/2028 68,744
28,000 6.500%,  4/15/2030 27,360
34,000 6.629%,  7/15/2032 33,427
62,000 6.750%,  4/15/2033 58,198
Cerdia Finanz GmbH
68,000 9.375%,  10/3/2031
b
68,425
Chemours Company
95,000 5.750%,  11/15/2028
b
86,053
Chevron Phillips Chemical
Company, LLC/Chevron Phillips
Chemical Company, LP
186,000 4.750%,  5/15/2030
b
187,248
Cleveland-Cliffs, Inc.
38,000 5.875%,  6/1/2027 37,489
115,000 4.625%,  3/1/2029
a,b
104,842
46,000 6.875%,  11/1/2029
b
44,552
75,000 4.875%,  3/1/2031
b
64,335
27,000 7.375%,  5/1/2033
b
25,382
35,000 6.250%,  10/1/2040 27,635
Consolidated Energy Finance SA
207,000 5.625%,  10/15/2028
b
161,096
CVR Partners, LP/CVR Nitrogen
Finance Corporation
74,000 6.125%,  6/15/2028
b
71,519
Eastman Chemical Company
155,000 5.000%,  8/1/2029 156,174
First Quantum Minerals, Ltd.
20,000 6.875%,  10/15/2027
b
19,755
Principal
Amount Long-Term Fixed Income  35.0% Value
Basic Materials  0.3% - continued
FMC Corporation
$ 135,000 5.150%,  5/18/2026 $ 135,168
FMG Resources August 2006, Pty.
Ltd.
21,000 4.500%,  9/15/2027
b
20,485
35,000 5.875%,  4/15/2030
b
34,603
36,000 6.125%,  4/15/2032
b
35,478
Glencore Funding, LLC
193,000 4.000%,  3/27/2027
b
190,871
200,000 4.907%,  4/1/2028
b
202,011
Hecla Mining Company
55,000 7.250%,  2/15/2028 55,139
Hudbay Minerals, Inc.
58,000 4.500%,  4/1/2026
b
56,915
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
41,000 9.000%,  7/1/2028
b
41,042
INEOS Finance plc
104,000 7.500%,  4/15/2029
b
97,684
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
b
140,429
Magnera Corporation
88,000 7.250%,  11/15/2031
b
83,215
Mercer International, Inc.
41,000 5.125%,  2/1/2029 33,724
Methanex Corporation
52,000 5.125%,  10/15/2027 51,043
35,000 5.250%,  12/15/2029 33,243
Methanex US Operations, Inc.
36,000 6.250%,  3/15/2032
b
34,088
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
b
52,960
24,000 8.500%,  5/1/2030
b
21,802
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 50,832
Novelis Corporation
15,000 3.250%,  11/15/2026
b
14,547
36,000 4.750%,  1/30/2030
b
33,476
45,000 3.875%,  8/15/2031
b
38,839
Olin Corporation
39,000 6.625%,  4/1/2033
b
37,005
Sherwin-Williams Company
89,000 4.800%,  9/1/2031 89,101
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054
b
127,503
SNF Group SACA
105,000 3.375%,  3/15/2030
b
94,923
Steel Dynamics, Inc.
70,000 5.250%,  5/15/2035 69,350
SunCoke Energy, Inc.
136,000 4.875%,  6/30/2029
b
124,939
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
b
72,699
Tronox, Inc.
36,000 4.625%,  3/15/2029
a,b
29,141

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Basic Materials  0.3% - continued
WR Grace Holdings, LLC
$ 27,000 4.875%,  6/15/2027
b
$ 26,139
Total 3,795,602
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
71,000 6.375%,  6/15/2030
b
72,095
AECOM
35,000 5.125%,  3/15/2027 34,921
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
b
14,178
80,000 6.375%,  3/15/2033
b
80,360
Axon Enterprise, Inc.
35,000 6.125%,  3/15/2030
b
35,609
35,000 6.250%,  3/15/2033
b
35,673
BAE Systems plc
200,000 5.250%,  3/26/2031
b
205,000
Ball Corporation
43,000 3.125%,  9/15/2031 37,559
Beacon Roofing Supply, Inc.
59,000 6.750%,  4/30/2032
b
59,153
Boeing Company
156,000 5.040%,  5/1/2027 157,048
81,000 6.259%,  5/1/2027 83,438
90,000 6.388%,  5/1/2031 96,036
183,000 5.705%,  5/1/2040 177,650
Bombardier, Inc.
85,000 6.000%,  2/15/2028
b
84,057
41,000 7.250%,  7/1/2031
b
41,978
100,000 7.000%,  6/1/2032
a,b
101,173
Brundage-Bone Concrete
Pumping Holdings, Inc.
90,000 7.500%,  2/1/2032
b
87,825
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
b
67,162
36,000 6.375%,  3/1/2034
b
35,731
Camelot Return Merger Sub, Inc.
52,000 8.750%,  8/1/2028
b
45,095
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
b
102,519
Carrier Global Corporation
154,000 2.700%,  2/15/2031 138,465
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
b
106,861
Clean Harbors, Inc.
70,000 6.375%,  2/1/2031
b
71,302
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
b
14,103
67,000 6.875%,  1/15/2030
b
68,075
25,000 8.750%,  4/15/2030
b
25,758
38,000 6.750%,  4/15/2032
b
38,855
Cornerstone Building Brands, Inc.
18,000 9.500%,  8/15/2029
b
15,660
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,420
Emerson Electric Company
93,000 5.000%,  3/15/2035 94,361
Principal
Amount Long-Term Fixed Income  35.0% Value
Capital Goods  0.6% - continued
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
$ 108,000 6.625%,  12/15/2030
b
$ 109,524
ESAB Corporation
67,000 6.250%,  4/15/2029
b
67,980
General Dynamics Corporation
44,000 4.950%,  8/15/2035
e
44,146
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
b
68,584
H&E Equipment Services, Inc.
57,000 3.875%,  12/15/2028
b
56,758
Herc Holdings, Inc.
22,000 5.500%,  7/15/2027
b
21,753
57,000 6.625%,  6/15/2029
b
56,311
Holcim Finance US, LLC
94,000 5.400%,  4/7/2035
b
93,953
Ingersoll Rand, Inc.
138,000 5.176%,  6/15/2029 140,718
34,000 5.700%,  8/14/2033 34,941
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 108,909
40,000 6.150%,  9/1/2036 43,668
Martin Marietta Materials, Inc.
68,000 5.150%,  12/1/2034 67,630
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
b
54,454
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
b
99,705
New Enterprise Stone and Lime
Company, Inc.
117,000 5.250%,  7/15/2028
b
113,575
Nordson Corporation
134,000 5.600%,  9/15/2028 138,270
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 232,522
OI European Group BV
75,000 4.750%,  2/15/2030
b
69,439
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
b
54,861
28,000 7.375%,  6/1/2032
b
27,323
Quikrete Holdings, Inc.
138,000 6.375%,  3/1/2032
b
138,778
35,000 6.750%,  3/1/2033
b
35,131
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026 170,976
Resideo Funding, Inc.
72,000 6.500%,  7/15/2032
b
71,423
Reworld Holding Corporation
44,000 4.875%,  12/1/2029
b
41,113
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
b
73,991
RTX Corporation
44,000 6.400%,  3/15/2054 47,240
110,000 4.125%,  11/16/2028 109,120
200,000 4.450%,  11/16/2038 181,383
177,000 4.500%,  6/1/2042 153,744
Sealed Air Corporation/Sealed Air
Corporation (US)
55,000 6.125%,  2/1/2028
b
55,406

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Capital Goods  0.6% - continued
Smyrna Ready Mix Concrete, LLC
$ 123,000 8.875%,  11/15/2031
b
$ 126,196
Sonoco Products Company
123,000 4.600%,  9/1/2029 121,225
Spirit AeroSystems, Inc.
277,000 4.600%,  6/15/2028 267,777
21,000 9.750%,  11/15/2030
b
23,245
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
b
24,425
Standard Building Solutions, Inc.
39,000 6.500%,  8/15/2032
b
39,486
Standard Industries, Inc./NY
35,000 4.750%,  1/15/2028
b
34,253
35,000 3.375%,  1/15/2031
b
30,904
Textron, Inc.
197,000 3.375%,  3/1/2028 190,508
TopBuild Corporation
24,000 4.125%,  2/15/2032
b
21,598
Trane Technologies Financing, Ltd.
82,000 5.100%,  6/13/2034 82,247
TransDigm, Inc.
63,000 6.750%,  8/15/2028
b
64,266
182,000 7.125%,  12/1/2031
b
189,168
100,000 6.625%,  3/1/2032
b
102,435
90,000 6.000%,  1/15/2033
b
89,813
Trivium Packaging Finance
53,000 5.500%,  8/15/2026
b
52,479
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 118,295
90,000 4.000%,  7/15/2030 83,836
Veralto Corporation
136,000 5.350%,  9/18/2028 140,361
Waste Pro USA, Inc.
79,000 7.000%,  2/1/2033
b
80,602
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
b
36,476
25,000 6.625%,  3/15/2032
b
25,431
56,000 6.375%,  3/15/2033
b
56,650
Total 7,064,125
Collateralized Mortgage Obligations  1.6%
A&D Mortgage Trust
318,197
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,d
322,107
Alternative Loan Trust
113,955
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 58,220
BINOM Securitization Trust
199,725
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,c
181,242
CHNGE Mortgage Trust
250,668
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,d
253,340
393,531
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,d
394,295
Citicorp Mortgage Securities, Inc.
172,644
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 155,879
Principal
Amount Long-Term Fixed Income  35.0% Value
Collateralized Mortgage Obligations  1.6% -
continued
COLT Mortgage Loan Trust
$ 382,780
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,c
$ 341,795
Countrywide Alternative Loan Trust
115,438
4.142%,  10/25/2035, Ser.
2005-43, Class 4A1
c
93,578
378,308
7.000%,  10/25/2037, Ser.
2007-24, Class A10 127,639
CSMC Trust
204,540
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
204,183
249,804
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
213,559
Federal Home Loan Mortgage
Corporation - REMIC
876,403
4.000%,  1/25/2051, Ser.
5249, Class LA 862,735
400,000
5.000%,  1/25/2055, Ser.
5490, Class LB 386,292
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 897,066
157,416
3.000%,  2/15/2033, Ser.
4170, Class IG
h
10,618
177,496
3.000%,  3/15/2033, Ser.
4180, Class PI
h
14,891
639,261
4.500%,  10/15/2033, Ser.
2695, Class BH 642,698
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 525,337
Federal National Mortgage
Association - REMIC
550,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 520,124
666,482
4.500%,  6/25/2052, Ser.
2022-43, Class MA 664,654
597,570
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 482,136
136,242
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
3,035
Flagstar Mortgage Trust
225,473
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
202,677
GCAT Trust
321,275
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,c
293,016
613,430
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
b,c
616,041
GS Mortgage-Backed Securities
Trust
581,920
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,c
494,268
GSR Mortgage Loan Trust
280,978
5.941%,  9/25/2034, Ser.
2004-11, Class 2A2
c
270,109
J.P. Morgan Mortgage Trust
424,909
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,c
348,106
324,669
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
279,741
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
b,d
354,130

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Collateralized Mortgage Obligations  1.6% -
continued
Mello Mortgage Capital
Acceptance
$ 479,503
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,c
$ 390,633
Merrill Lynch Alternative Note
Asset Trust
77,527
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 26,120
Morgan Stanley Residential
Mortgage Loan Trust
575,000
7.415%,  9/25/2068, Ser.
2023-NQM1, Class M1
b,c
583,578
New Residential Mortgage Loan
Trust
932,166
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,c
761,755
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,c
315,384
Palisades Mortgage Loan Trust
270,894
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
b
269,162
PMT Loan Trust
650,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
654,181
PRET Trust
321,655
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
b,d
309,339
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
b,d
301,283
RCO IX Mortgage, LLC
450,000
6.513%,  4/25/2030, Ser.
2025-2, Class A1
b,d,f
450,000
Residential Accredit Loans, Inc.
Trust
71,048
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 62,562
Residential Asset Securitization
Trust
390,724
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 214,200
Roc Mortgage Trust
72,109
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,c
71,987
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,d
527,003
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
b,d
452,439
Sequoia Mortgage Trust
181,112
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
c
119,161
Toorak Mortgage Trust
300,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
b,d
299,665
TRK Trust
293,382
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,c
258,741
Principal
Amount Long-Term Fixed Income  35.0% Value
Collateralized Mortgage Obligations  1.6% -
continued
TVC Mortgage Trust
$ 350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
b,d
$ 348,695
Vericrest Opportunity Loan
Transferee
42,342
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
b
42,294
Verus Securitization Trust
180,861
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,c
161,411
Vontive Mortgage Trust
600,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
b,d
604,740
Total 17,437,844
Commercial Mortgage-Backed Securities  0.6%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
465,344
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
b
314,688
BANK 2022-BNK39
2,725,590
0.526%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,h
65,208
BANK 2025-BNK49
2,699,288
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
c,h
132,831
450,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
c
464,476
BBCMS Mortgage Trust
675,000
5.990%,  5/15/2058, Ser.
2025-5C34, Class AS
c,e
700,761
3,977,030
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
c,h
276,080
2,894,240
1.929%,  10/15/2053, Ser.
2020-C8, Class XA
c,h
202,930
Benchmark Mortgage Trust
360,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM 374,266
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,000,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
g
993,162
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
b
550,857
Home Partners of America Trust
576,051
2.302%,  12/17/2026, Ser.
2021-2, Class B
b
552,606
458,680
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
402,267
HTAP Issuer Trust
644,766
6.500%,  11/25/2042, Ser.
2025-1, Class A
b
634,964
Morgan Stanley Capital I Trust
2,592,278
1.907%,  7/15/2053, Ser.
2020-HR8, Class XA
c,h
190,609
Total 6,321,049

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Communications Services  1.0%
AMC Networks, Inc.
$ 85,000 10.250%,  1/15/2029
b
$ 87,331
American Tower Corporation
75,000 3.375%,  10/15/2026 73,786
135,000 5.800%,  11/15/2028 140,589
135,000 2.900%,  1/15/2030 125,032
80,000 5.000%,  1/31/2030 81,270
187,000 4.900%,  3/15/2030 188,846
87,000 5.650%,  3/15/2033 89,887
AppLovin Corporation
127,000 5.500%,  12/1/2034 126,874
AT&T, Inc.
135,000 5.700%,  3/1/2057 128,099
204,000 3.650%,  6/1/2051 142,728
301,000 3.500%,  9/15/2053 201,467
135,000 5.400%,  2/15/2034 137,858
200,000 4.900%,  8/15/2037 188,937
CCO Holdings, LLC/CCO Holdings
Capital Corporation
160,000 5.125%,  5/1/2027
b
157,811
16,000 5.000%,  2/1/2028
b
15,611
57,000 5.375%,  6/1/2029
b
55,757
115,000 4.750%,  3/1/2030
b
108,564
141,000 4.500%,  8/15/2030
b
130,930
54,000 4.250%,  2/1/2031
b
48,790
134,000 4.750%,  2/1/2032
a,b
121,265
36,000 4.500%,  6/1/2033
b
31,322
125,000 4.250%,  1/15/2034
b
105,299
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
453,000 4.200%,  3/15/2028 445,127
147,000 6.100%,  6/1/2029 152,231
360,000 3.500%,  6/1/2041 246,029
Clear Channel Outdoor Holdings,
Inc.
70,000 5.125%,  8/15/2027
b
68,060
72,000 7.875%,  4/1/2030
b
72,032
Comcast Corporation
204,000 5.350%,  5/15/2053 187,141
145,000 4.400%,  8/15/2035 136,611
240,000 4.750%,  3/1/2044 210,377
Crown Castle, Inc.
133,000 4.900%,  9/1/2029 133,322
Deluxe Corporation
82,000 8.125%,  9/15/2029
b
82,110
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 398,847
DIRECTV Financing, LLC
19,000 8.875%,  2/1/2030
b
18,129
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
240,000 5.875%,  8/15/2027
b
231,954
63,000 10.000%,  2/15/2031
b
59,661
FiberCop SPA
125,000 6.000%,  9/30/2034
b
115,434
Frontier Communications
Holdings, LLC
108,000 5.875%,  10/15/2027
b
107,878
GCI, LLC
64,000 4.750%,  10/15/2028
b
60,547
Principal
Amount Long-Term Fixed Income  35.0% Value
Communications Services  1.0% - continued
Gray Media, Inc.
$ 36,000 10.500%,  7/15/2029
a,b
$ 36,953
Iliad Holding SASU
93,000 8.500%,  4/15/2031
b
98,099
57,000 7.000%,  4/15/2032
b
57,777
LCPR Senior Secured Financing
DAC
70,000 6.750%,  10/15/2027
b
57,535
Level 3 Financing, Inc.
18,000 3.625%,  1/15/2029
b
13,905
34,589 10.500%,  4/15/2029
b
38,298
40,000 4.875%,  6/15/2029
b
34,900
34,589 11.000%,  11/15/2029
b
38,653
49,000 10.500%,  5/15/2030
b
52,972
17,000 10.750%,  12/15/2030
b
18,821
43,000 4.000%,  4/15/2031
b
33,550
Lumen Technologies, Inc.
19,917 4.125%,  4/15/2030
a,b
18,622
McGraw-Hill Education, Inc.
104,000 5.750%,  8/1/2028
b
101,879
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 101,202
185,000 5.400%,  8/15/2054 178,008
Netflix, Inc.
138,000 5.375%,  11/15/2029
b
143,714
180,000 4.875%,  6/15/2030
b
183,792
Nexstar Media, Inc.
43,000 5.625%,  7/15/2027
b
42,598
54,000 4.750%,  11/1/2028
a,b
50,850
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 88,009
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
64,000 4.625%,  3/15/2030
b
59,142
Paramount Global
30,000 6.375%,  3/30/2062
c
28,858
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
b
76,357
Rogers Communications, Inc.
28,000 7.000%,  4/15/2055
c
28,209
70,000 7.125%,  4/15/2055
c
69,746
166,000 5.000%,  2/15/2029 167,424
Sinclair Television Group, Inc.
41,000 8.125%,  2/15/2033
b
40,584
Sirius XM Radio, LLC
110,000 5.000%,  8/1/2027
b
108,677
65,000 4.000%,  7/15/2028
b
61,147
55,000 4.125%,  7/1/2030
b
49,211
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 402,096
Take-Two Interactive Software, Inc.
81,000 5.600%,  6/12/2034 82,481
TEGNA, Inc.
110,000 4.625%,  3/15/2028 105,102
Telecom Italia Capital SA
36,000 6.000%,  9/30/2034 34,747
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 222,407
200,000 4.850%,  1/15/2029 202,234
210,000 4.375%,  4/15/2040 183,357

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Communications Services  1.0% - continued
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
$ 16,000 10.500%,  2/15/2028
b
$ 16,989
109,000 4.750%,  4/15/2028
b
104,320
42,000 6.500%,  2/15/2029
b
38,423
Univision Communications, Inc.
14,000 8.000%,  8/15/2028
b
13,599
115,000 4.500%,  5/1/2029
b
98,614
52,000 7.375%,  6/30/2030
b
47,364
61,000 8.500%,  7/31/2031
b
57,601
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 118,297
475,000 2.650%,  11/20/2040 333,906
310,000 3.400%,  3/22/2041 236,457
Viasat, Inc.
36,000 5.625%,  4/15/2027
b
35,268
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
a,b
36,822
Virgin Media Secured Finance plc
88,000 5.500%,  5/15/2029
b
84,728
Virgin Media Vendor Financing
Notes IV DAC
103,000 5.000%,  7/15/2028
b
99,616
VMED O2 UK Financing I plc
36,000 7.750%,  4/15/2032
b
36,323
Vodafone Group plc
41,000 4.125%,  6/4/2081
c
36,425
52,000 5.125%,  6/4/2081
c
38,661
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
b
122,170
Warnermedia Holdings, Inc.
331,000 4.279%,  3/15/2032 283,429
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
47,000 8.250%,  10/1/2031
b
48,115
Zegona Finance plc
67,000 8.625%,  7/15/2029
b
71,249
Ziggo Bond Company BV
41,000 5.125%,  2/28/2030
b
36,347
Ziggo BV
38,000 4.875%,  1/15/2030
b
34,985
Total 10,555,167
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
25,000 3.875%,  1/15/2028
b
24,005
55,000 4.375%,  1/15/2028
b
53,245
37,000 6.125%,  6/15/2029
b
37,585
64,000 5.625%,  9/15/2029
b
63,788
Adient Global Holdings, Ltd.
24,000 8.250%,  4/15/2031
b
23,759
37,000 7.500%,  2/15/2033
b
35,060
ADT Security Corporation
57,000 4.125%,  8/1/2029
b
53,787
57,000 4.875%,  7/15/2032
b
53,754
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 204,000 4.625%,  6/1/2028
b
$ 195,340
Allison Transmission, Inc.
28,000 3.750%,  1/30/2031
b
25,155
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 180,217
American Axle & Manufacturing,
Inc.
99,000 5.000%,  10/1/2029
a
86,823
Asbury Automotive Group, Inc.
61,000 5.000%,  2/15/2032
b
55,591
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
b
64,766
20,000 4.625%,  4/1/2030
b
18,335
Aston Martin Capital Holdings, Ltd.
62,000 10.000%,  3/31/2029
b
53,270
Bath & Body Works, Inc.
29,000 6.950%,  3/1/2033 28,716
Belron UK Finance plc
30,000 5.750%,  10/15/2029
b
29,962
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
b
97,890
Boyne USA, Inc.
57,000 4.750%,  5/15/2029
b
54,244
Brinker International, Inc.
64,000 8.250%,  7/15/2030
b
67,145
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
52,000 4.875%,  2/15/2030
b
45,269
Caesars Entertainment, Inc.
155,000 4.625%,  10/15/2029
a,b
143,089
43,000 6.500%,  2/15/2032
b
43,225
39,000 6.000%,  10/15/2032
a,b
36,767
Carnival Corporation
43,000 7.625%,  3/1/2026
b
43,055
190,000 5.750%,  3/1/2027
b
189,329
56,000 4.000%,  8/1/2028
b
53,410
53,000 6.000%,  5/1/2029
b
52,688
54,000 6.125%,  2/15/2033
b
53,543
Carvana Company
28,361
9.000%,PIK 0.000%,
12/1/2028
b,i
29,156
61,000 11.000%,  6/1/2030
b
64,589
80,000 9.000%,  6/1/2031
b
90,044
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
b
67,833
41,000 6.750%,  5/1/2031
b
41,409
Clarios Global, LP/Clarios US
Finance Company, Inc.
48,000 6.750%,  5/15/2028
b
48,750
Crocs, Inc.
35,000 4.250%,  3/15/2029
b
32,482
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
b
17,079
Dana, Inc.
35,000 5.625%,  6/15/2028 34,708
52,000 4.500%,  2/15/2032
a
46,796

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
eG Global Finance plc
$ 17,000 12.000%,  11/30/2028
b
$ 18,697
Expedia Group, Inc.
186,000 5.400%,  2/15/2035 183,095
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 199,124
203,000 2.900%,  2/10/2029 180,598
169,000 7.122%,  11/7/2033 170,194
Forestar Group, Inc.
67,000 6.500%,  3/15/2033
b
65,160
FORVIA SE
97,000 8.000%,  6/15/2030
b
96,571
Gap, Inc.
25,000 3.625%,  10/1/2029
b
22,603
86,000 3.875%,  10/1/2031
b
73,678
Garrett Motion Holdings, Inc./
Garrett LX I SARL
68,000 7.750%,  5/31/2032
b
67,863
General Motors Company
103,000 6.125%,  10/1/2025 103,385
General Motors Financial
Company, Inc.
65,000 5.400%,  5/8/2027 65,660
233,000 5.800%,  1/7/2029 237,806
177,000 4.900%,  10/6/2029 174,056
58,000 5.625%,  4/4/2032 57,554
Genting New York, LLC/GENNY
Capital, Inc.
67,000 7.250%,  10/1/2029
b
66,955
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
86,000 8.750%,  1/15/2032
b
68,889
GLP Capital, LP
255,000 5.750%,  6/1/2028 259,028
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
b
32,603
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 34,489
36,000 5.000%,  7/15/2029 34,242
56,000 5.250%,  4/30/2031
a
52,170
Group 1 Automotive, Inc.
64,000 6.375%,  1/15/2030
b
64,654
Hanesbrands, Inc.
71,000 9.000%,  2/15/2031
a,b
73,556
Harley-Davidson Financial
Services, Inc.
126,000 5.950%,  6/11/2029
b
125,480
Hilton Domestic Operating
Company, Inc.
159,000 4.875%,  1/15/2030 155,811
17,000 4.000%,  5/1/2031
b
15,591
101,000 3.625%,  2/15/2032
b
89,343
Home Depot, Inc.
120,000 4.250%,  4/1/2046 99,625
345,000 3.900%,  6/15/2047 268,829
Hyundai Capital America
225,000 1.800%,  1/10/2028
b
207,763
113,000 5.300%,  6/24/2029
b
113,748
International Game Technology plc
170,000 5.250%,  1/15/2029
b
166,198
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
Jacobs Entertainment, Inc.
$ 56,000 6.750%,  2/15/2029
b
$ 50,960
K Hovnanian Enterprises, Inc.
50,000 11.750%,  9/30/2029
b
52,973
KB Home
105,000 4.800%,  11/15/2029 101,338
20,000 4.000%,  6/15/2031 18,025
L Brands, Inc.
150,000 6.625%,  10/1/2030
b
152,641
57,000 6.875%,  11/1/2035 57,012
Las Vegas Sands Corporation
93,000 5.900%,  6/1/2027 94,199
199,000 5.625%,  6/15/2028
e
199,457
Life Time, Inc.
51,000 6.000%,  11/15/2031
b
50,840
Light & Wonder International, Inc.
33,000 7.250%,  11/15/2029
b
33,644
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
b
37,195
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 127,374
184,000 2.625%,  4/1/2031 164,217
Macy's Retail Holdings, LLC
38,000 5.875%,  4/1/2029
a,b
36,036
35,000 6.125%,  3/15/2032
a,b
31,514
40,000 4.500%,  12/15/2034 30,433
Marriott International, Inc./MD
85,000 5.100%,  4/15/2032 84,909
Match Group Holdings II, LLC
77,000 4.125%,  8/1/2030
b
69,629
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
b
74,796
McDonald's Corporation
282,000 4.450%,  3/1/2047 234,875
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
b
86,628
90,000 7.625%,  4/17/2032
b
86,829
Meritage Homes Corporation
140,000 5.650%,  3/15/2035 136,567
MGM Resorts International
36,000 4.625%,  9/1/2026 35,700
37,000 6.125%,  9/15/2029 36,833
Michaels Companies, Inc.
51,000 5.250%,  5/1/2028
b
26,575
NCL Corporation, Ltd.
6,000 5.875%,  3/15/2026
b
5,969
90,000 5.875%,  2/15/2027
b
89,580
76,000 6.750%,  2/1/2032
b
74,209
Nissan Motor Company, Ltd.
91,000 4.810%,  9/17/2030
b
84,091
Parkland Corporation
37,000 6.625%,  8/15/2032
b
36,830
PENN Entertainment, Inc.
85,000 4.125%,  7/1/2029
a,b
74,555
Phinia, Inc.
53,000 6.625%,  10/15/2032
b
52,005
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
28,000 5.750%,  4/15/2026
b
27,972

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
Rakuten Group, Inc.
$ 52,000 11.250%,  2/15/2027
b
$ 55,573
60,000 9.750%,  4/15/2029
b
63,289
91,000 8.125%,  12/15/2029
b,c,j
85,595
Raven Acquisition Holdings, LLC
90,000 6.875%,  11/15/2031
b
87,781
Royal Caribbean Cruises, Ltd.
184,000 4.250%,  7/1/2026
b
181,483
24,000 5.625%,  9/30/2031
b
23,816
27,000 6.000%,  2/1/2033
b
27,074
S&S Holdings, LLC
90,640 8.375%,  10/1/2031
b
85,179
Saks Global Enterprises, LLC
85,000 11.000%,  12/15/2029
b
51,556
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
39,000 6.625%,  3/1/2030
b
37,120
SeaWorld Parks and
Entertainment, Inc.
84,000 5.250%,  8/15/2029
b
79,840
Service Corporation International/
US
35,000 3.375%,  8/15/2030 31,337
25,000 4.000%,  5/15/2031 22,826
56,000 5.750%,  10/15/2032 55,285
Six Flags Entertainment
Corporation
25,000 7.000%,  7/1/2025
a,b
25,019
17,000 7.250%,  5/15/2031
b
17,233
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
17,000 5.375%,  4/15/2027 16,917
82,000 5.250%,  7/15/2029 77,958
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
17,000 6.625%,  5/1/2032
b
17,152
Sonic Automotive, Inc.
78,000 4.875%,  11/15/2031
b
71,211
Staples, Inc.
42,000 10.750%,  9/1/2029
b
36,389
Station Casinos, LLC
74,000 4.625%,  12/1/2031
b
66,894
Stellantis Finance US, Inc.
200,000 5.750%,  3/18/2030
b
200,079
Target Corporation
204,000 2.950%,  1/15/2052 127,606
Tenneco, Inc.
75,000 8.000%,  11/17/2028
b
71,649
Toyota Motor Credit Corporation
64,000 4.800%,  1/5/2034 63,657
Uber Technologies, Inc.
118,000 5.350%,  9/15/2054 108,073
141,000 4.800%,  9/15/2034 136,601
VICI Properties, LP/VICI Note
Company, Inc.
69,000 5.750%,  2/1/2027
b
69,743
99,000 4.125%,  8/15/2030
b
93,391
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
Victoria's Secret & Company
$ 104,000 4.625%,  7/15/2029
b
$ 90,672
Victra Holdings, LLC/Victra
Finance Corporation
25,000 8.750%,  9/15/2029
b
25,370
Viking Cruises, Ltd.
177,000 5.875%,  9/15/2027
b
176,641
Walgreens Boots Alliance, Inc.
24,000 4.100%,  4/15/2050 20,960
86,000 3.200%,  4/15/2030 80,925
Walmart, Inc.
170,000 4.500%,  9/9/2052 147,856
101,000 4.900%,  4/28/2035 102,308
Wayfair, LLC
26,000 7.250%,  10/31/2029
b
23,748
68,000 7.750%,  9/15/2030
b
62,038
Wyndham Hotels & Resorts, Inc.
55,000 4.375%,  8/15/2028
b
52,829
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
32,000 5.125%,  10/1/2029
b
30,852
84,000 7.125%,  2/15/2031
b
86,651
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
b
101,908
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
b
50,600
36,000 6.750%,  4/23/2030
b
32,852
Total 11,810,622
Consumer Non-Cyclical  1.2%
1261229 B.C., Ltd.
183,000 10.000%,  4/15/2032
b
179,189
Abbott Laboratories
237,000 4.750%,  11/30/2036 234,146
AbbVie, Inc.
65,000 5.400%,  3/15/2054 62,280
379,000 4.500%,  5/14/2035 363,136
149,000 5.350%,  3/15/2044 144,113
Acadia Healthcare Company, Inc.
53,000 5.000%,  4/15/2029
b
50,104
45,000 7.375%,  3/15/2033
b
44,961
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
b
138,584
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
110,000 4.625%,  1/15/2027
b
108,756
117,000 3.500%,  3/15/2029
b
109,127
Altria Group, Inc.
65,000 4.875%,  2/4/2028 65,762
136,000 6.875%,  11/1/2033 149,606
Amgen, Inc.
35,000 4.200%,  2/22/2052 26,933
206,000 5.600%,  3/2/2043 200,423
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 260,054
Anheuser-Busch InBev Worldwide,
Inc.
167,000 5.550%,  1/23/2049 165,251

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.2% - continued
Archer-Daniels-Midland Company
$ 260,000 2.700%,  9/15/2051 $ 156,763
AstraZeneca plc
360,000 3.000%,  5/28/2051 235,619
BAT Capital Corporation
96,000 6.250%,  8/15/2055 93,769
137,000 7.079%,  8/2/2043 146,922
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
b
21,815
Bausch Health Companies, Inc.
80,000 4.875%,  6/1/2028
b
64,972
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 74,508
BellRing Brands, Inc.
31,000 7.000%,  3/15/2030
b
32,164
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 265,960
Bunge, Ltd. Finance Corporation
47,000 4.650%,  9/17/2034 45,587
Campbell's Company
122,000 5.400%,  3/21/2034 122,977
Cargill, Inc.
206,000 3.125%,  5/25/2051
b
135,402
164,000 5.125%,  2/11/2035
b
164,345
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
32,000 9.500%,  10/15/2029
b
27,462
Cencora, Inc.
105,000 5.150%,  2/15/2035 105,183
Central Garden & Pet Company
47,000 4.125%,  10/15/2030 43,047
Champ Acquisition Corporation
29,000 8.375%,  12/1/2031
b
30,551
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
b
74,116
24,000 8.000%,  12/15/2027
b
24,012
47,000 6.000%,  1/15/2029
b
43,784
44,000 4.750%,  2/15/2031
b
36,324
50,000 10.875%,  1/15/2032
b
51,625
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 212,335
Concentra Health Services, Inc.
30,000 6.875%,  7/15/2032
b
30,714
Constellation Brands, Inc.
169,000 3.600%,  2/15/2028 164,906
110,000 2.875%,  5/1/2030 100,857
CVS Health Corporation
79,000 7.000%,  3/10/2055
c
79,912
42,000 6.750%,  12/10/2054
c
41,717
130,000 4.780%,  3/25/2038 117,244
184,000 6.000%,  6/1/2044 178,220
DaVita, Inc.
28,000 3.750%,  2/15/2031
b
24,617
71,000 6.875%,  9/1/2032
b
71,688
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
b
83,504
Eli Lilly & Company
69,000 5.500%,  2/12/2055 69,180
102,000 4.950%,  2/27/2063 91,624
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.2% - continued
Embecta Corporation
$ 42,000 5.000%,  2/15/2030
b
$ 37,801
32,000 6.750%,  2/15/2030
a,b
30,720
Encompass Health Corporation
54,000 4.500%,  2/1/2028 53,235
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,b
36,391
Energizer Holdings, Inc.
91,000 4.750%,  6/15/2028
b
87,676
Fortrea Holdings, Inc.
17,000 7.500%,  7/1/2030
a,b
14,752
GE HealthCare Technologies, Inc.
133,000 6.377%,  11/22/2052 139,743
General Mills, Inc.
54,000 4.950%,  3/29/2033 53,679
Grifols SA
81,000 4.750%,  10/15/2028
b
75,401
HCA, Inc.
155,000 5.250%,  3/1/2030 157,627
234,000 3.500%,  9/1/2030 218,659
88,000 5.450%,  9/15/2034 87,318
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
55,000 7.875%,  9/1/2025
a,b
54,848
HLF Financing SARL, LLC/
Herbalife International, Inc.
54,000 12.250%,  4/15/2029
b
57,298
40,000 4.875%,  6/1/2029
b
30,549
Illumina, Inc.
70,000 4.650%,  9/9/2026 70,008
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
b
193,008
Insulet Corporation
23,000 6.500%,  4/1/2033
b
23,465
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
135,000 5.500%,  1/15/2030 137,077
204,000 3.000%,  5/15/2032 176,153
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
139,000 5.950%,  4/20/2035
b
143,042
Johnson & Johnson
128,000 5.250%,  6/1/2054 126,498
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
67,000 9.000%,  2/15/2029
b
68,541
Keurig Dr Pepper, Inc.
101,000 5.150%,  5/15/2035
e
100,798
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 172,071
Kraft Heinz Foods Company
197,000 5.200%,  3/15/2032 199,903
136,000 4.375%,  6/1/2046 110,176
Lamb Weston Holdings, Inc.
37,000 4.125%,  1/31/2030
b
34,710
37,000 4.375%,  1/31/2032
b
33,896
LifePoint Health, Inc.
51,000 9.875%,  8/15/2030
b
54,250

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.2% - continued
$ 43,000 11.000%,  10/15/2030
b
$ 47,070
26,000 10.000%,  6/1/2032
b
25,220
Mars, Inc.
26,000 5.650%,  5/1/2045
b
25,820
Medline Borrower, LP/Medline Co-
Issuer, Inc.
42,000 6.250%,  4/1/2029
b
42,321
Mozart Debt Merger Sub, Inc.
174,000 3.875%,  4/1/2029
b
162,311
112,000 5.250%,  10/1/2029
b
106,359
MPH Acquisition Holdings, LLC
18,334 5.750%,  12/31/2030
b
14,209
9,575 11.500%,  12/31/2030
b
8,809
Newell Brands, Inc.
36,000 6.375%,  9/15/2027 35,093
36,000 6.625%,  9/15/2029 33,771
22,000 6.375%,  5/15/2030 20,026
Novartis Capital Corporation
104,000 4.700%,  9/18/2054 92,131
Organon & Company/Organon
Foreign Debt Co-Issuer BV
49,000 4.125%,  4/30/2028
b
46,215
126,000 5.125%,  4/30/2031
b
105,758
Owens & Minor, Inc.
90,000 10.000%,  4/15/2030
b
92,891
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 110,121
Performance Food Group, Inc.
79,000 4.250%,  8/1/2029
b
74,770
50,000 6.125%,  9/15/2032
b
50,015
Perrigo Finance Unlimited
Company
58,000 4.900%,  6/15/2030 55,197
33,000 6.125%,  9/30/2032 32,757
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 283,361
134,000 5.110%,  5/19/2043 125,874
Philip Morris International, Inc.
66,000 5.125%,  2/13/2031 67,680
204,000 5.375%,  2/15/2033 208,899
156,000 4.900%,  11/1/2034 153,731
Post Holdings, Inc.
52,000 4.625%,  4/15/2030
b
49,015
80,000 4.500%,  9/15/2031
b
72,803
48,000 6.250%,  10/15/2034
b
47,602
Prime Healthcare Services, Inc.
132,000 9.375%,  9/1/2029
b
125,846
Radiology Partners, Inc.
29,000 7.775%,  1/31/2029
b
28,375
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
b
115,468
Royalty Pharma plc
115,000 5.150%,  9/2/2029 116,197
Select Medical Corporation
35,000 6.250%,  12/1/2032
a,b
34,753
Simmons Foods, Inc.
101,000 4.625%,  3/1/2029
b
93,825
Sotera Health Holdings, LLC
36,000 7.375%,  6/1/2031
b
36,923
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.2% - continued
Spectrum Brands, Inc.
$ 8,000 3.875%,  3/15/2031
b
$ 6,607
Star Parent, Inc.
35,000 9.000%,  10/1/2030
b
35,414
Stryker Corporation
116,000 5.200%,  2/10/2035 116,906
Surgery Center Holdings, Inc.
35,000 7.250%,  4/15/2032
a,b
34,921
Sysco Corporation
205,000 6.600%,  4/1/2040 219,773
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 128,728
200,000 5.650%,  7/5/2044 195,527
Tenet Healthcare Corporation
173,000 5.125%,  11/1/2027 171,574
83,000 4.375%,  1/15/2030 78,659
122,000 6.750%,  5/15/2031 125,061
Teva Pharmaceutical Finance
Company, LLC
36,000 6.150%,  2/1/2036 35,214
US Acute Care Solutions, LLC
105,000 9.750%,  5/15/2029
b
106,594
Viterra Finance BV
169,000 3.200%,  4/21/2031
b
153,287
Wyeth, LLC
135,000 6.500%,  2/1/2034 148,798
Zoetis, Inc.
318,000 4.700%,  2/1/2043 286,243
Total 12,929,665
Energy  0.8%
Aethon United BR, LP/Aethon
United Finance Corporation
17,000 7.500%,  10/1/2029
b
17,069
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
b
70,265
Archrock Partners, LP/Archrock
Partners Finance Corporation
52,000 6.250%,  4/1/2028
b
51,912
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
72,000 8.250%,  12/31/2028
b
72,740
36,000 5.875%,  6/30/2029
b
34,932
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
b
51,108
20,000 7.375%,  3/15/2032
b
17,243
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
57,000 7.000%,  7/15/2029
b
57,984
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 218,481
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
b
47,239
34,000 6.875%,  7/1/2029
b
34,641
16,000 6.750%,  2/1/2030
b
16,280
California Resources Corporation
43,000 8.250%,  6/15/2029
b
40,996

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.8% - continued
Cheniere Energy Partners, LP
$ 444,000 4.500%,  10/1/2029 $ 433,749
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 36,851
Civitas Resources, Inc.
51,000 8.375%,  7/1/2028
b
50,105
75,000 8.750%,  7/1/2031
b
71,290
CNX Resources Corporation
40,000 6.000%,  1/15/2029
b
38,807
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
b
138,171
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
b
34,511
Comstock Resources, Inc.
51,000 6.750%,  3/1/2029
b
48,326
75,000 5.875%,  1/15/2030
b
67,894
ConocoPhillips Company
162,000 4.850%,  1/15/2032 162,260
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
b
227,126
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
b
72,932
Crescent Energy Finance, LLC
91,000 7.625%,  4/1/2032
b
82,683
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
b
79,045
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
b
26,768
Diamondback Energy, Inc.
184,000 5.750%,  4/18/2054 164,414
DT Midstream, Inc.
57,000 4.125%,  6/15/2029
b
53,496
Eastern Energy Gas Holdings, LLC
186,000 5.800%,  1/15/2035 192,001
Enbridge, Inc.
190,000 5.250%,  4/5/2027 192,817
Enerflex, Ltd.
27,000 9.000%,  10/15/2027
b
27,615
Energy Transfer, LP
84,000 8.000%,  5/15/2054
c
87,187
110,000 4.000%,  10/1/2027 108,607
50,000 5.150%,  2/1/2043 42,685
275,000 6.000%,  6/15/2048 253,236
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 113,467
Excelerate Energy, LP
40,000 8.000%,  5/15/2030
b,e
40,633
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 209,809
Genesis Energy LP/Genesis
Energy Finance Corporation
57,000 8.875%,  4/15/2030 58,164
86,000 7.875%,  5/15/2032 83,679
Gulfport Energy Operating
Corporation
24,000 6.750%,  9/1/2029
b
23,652
Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.8% - continued
Halliburton Company
$ 136,000 5.000%,  11/15/2045 $ 116,195
Harvest Midstream I, LP
85,000 7.500%,  9/1/2028
b
86,036
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
b
73,218
Hilcorp Energy I, LP/Hilcorp
Finance Company
99,000 5.750%,  2/1/2029
b
92,694
35,000 6.000%,  4/15/2030
b
31,961
37,000 6.250%,  4/15/2032
b
32,185
Howard Midstream Energy
Partners, LLC
99,000 7.375%,  7/15/2032
b
101,335
ITT Holdings, LLC
105,000 6.500%,  8/1/2029
b
95,871
Kodiak Gas Services, LLC
43,000 7.250%,  2/15/2029
b
43,672
Laredo Petroleum, Inc.
54,000 7.750%,  7/31/2029
b
45,535
MEG Energy Corporation
40,000 5.875%,  2/1/2029
b
38,591
Moss Creek Resources Holdings,
Inc.
18,000 8.250%,  9/1/2031
b
16,540
MPLX, LP
272,000 4.950%,  9/1/2032 264,191
52,000 5.000%,  3/1/2033 50,236
Nabors Industries, Inc.
35,000 7.375%,  5/15/2027
b
33,001
88,000 9.125%,  1/31/2030
b
79,689
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
b
27,255
43,000 8.375%,  2/15/2032
b
39,204
Noble Finance II, LLC
72,000 8.000%,  4/15/2030
b
68,599
Northern Oil and Gas, Inc.
55,000 8.750%,  6/15/2031
b
52,840
NuStar Logistics, LP
70,000 6.375%,  10/1/2030 71,071
Occidental Petroleum Corporation
50,000 5.000%,  8/1/2027 49,969
ONEOK, Inc.
99,000 5.700%,  11/1/2054 87,846
74,000 5.000%,  3/1/2026 74,049
108,000 4.750%,  10/15/2031 105,355
65,000 5.600%,  4/1/2044 57,894
Ovintiv, Inc.
140,000 7.200%,  11/1/2031 147,736
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 49,409
Permian Resources Operating,
LLC
67,000 6.250%,  2/1/2033
b
65,519
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
b
57,440
Precision Drilling Corporation
47,000 6.875%,  1/15/2029
b
44,067

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.8% - continued
Range Resources Corporation
$ 56,000 4.750%,  2/15/2030
b
$ 52,942
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
b
86,033
Saturn Oil & Gas, Inc.
22,000 9.625%,  6/15/2029
b
19,936
SM Energy Company
50,000 6.500%,  7/15/2028 47,927
24,000 7.000%,  8/1/2032
b
22,125
South Bow USA Infrastructure
Holdings, LLC
91,000 5.026%,  10/1/2029
b
90,249
38,000 5.584%,  10/1/2034
b
36,742
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
35,000 5.875%,  3/1/2027 34,823
Sunoco, LP
104,000 7.000%,  5/1/2029
b
106,929
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 53,740
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
126,000 5.500%,  1/15/2028
b
122,502
52,000 7.375%,  2/15/2029
b
51,811
Talos Production, Inc.
21,000 9.000%,  2/1/2029
b
20,131
Targa Resources Corporation
59,000 6.125%,  5/15/2055 55,924
238,000 4.200%,  2/1/2033 217,343
TGNR Intermediate Holdings, LLC
73,000 5.500%,  10/15/2029
b
67,083
TotalEnergies Capital SA
93,000 5.275%,  9/10/2054 85,694
Transocean, Inc.
120,800 8.750%,  2/15/2030
b
118,081
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
b
60,581
Valaris, Ltd.
69,000 8.375%,  4/30/2030
b
64,652
Venture Global Calcasieu Pass,
LLC
51,000 3.875%,  8/15/2029
b
46,707
55,000 4.125%,  8/15/2031
b
49,409
Venture Global LNG, Inc.
128,000 8.125%,  6/1/2028
b
127,113
63,000 9.000%,  9/30/2029
b,c,j
54,151
50,000 7.000%,  1/15/2030
b
47,100
176,000 8.375%,  6/1/2031
b
169,720
70,000 9.875%,  2/1/2032
b
71,076
Venture Global Plaquemines LNG,
LLC
39,000 7.750%,  5/1/2035
b
40,049
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 140,183
68,000 6.150%,  4/1/2033 68,684
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 252,406
Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.8% - continued
$ 58,000 5.600%,  3/15/2035 $ 58,499
Total 8,692,418
Financials  3.1%
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 4.250%,  2/15/2029
b
22,428
35,000 7.500%,  11/6/2030
b
35,655
AEGON Funding Company, LLC
200,000 5.500%,  4/16/2027
a,b
202,696
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
151,000 6.100%,  1/15/2027 154,195
175,000 3.875%,  1/23/2028 171,328
173,000 5.375%,  12/15/2031 173,657
150,000 3.400%,  10/29/2033 128,945
AG TTMT Escrow Issuer, LLC
27,000 8.625%,  9/30/2027
b
27,812
Agree, LP
95,000 5.625%,  6/15/2034 95,890
Air Lease Corporation
36,000 4.650%,  6/15/2026
c,j
34,865
309,000 3.000%,  2/1/2030 284,737
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
b
224,645
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
35,000 4.250%,  10/15/2027
b
33,772
70,000 6.750%,  4/15/2028
b
70,504
49,000 7.000%,  1/15/2031
b
49,730
Ally Financial, Inc.
270,000 8.000%,  11/1/2031 298,998
54,000 6.700%,  2/14/2033 53,623
American Express Company
80,000 5.043%,  7/26/2028
c
81,124
77,000 5.085%,  1/30/2031
c
78,399
American International Group, Inc.
266,000 5.125%,  3/27/2033 265,734
Americold Realty Operating
Partnership, LP
141,000 5.600%,  5/15/2032 141,137
Ameriprise Financial, Inc.
186,000 5.200%,  4/15/2035 186,228
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
b
29,346
85,000 4.875%,  6/30/2029
b
81,152
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,c
202,535
Aon North America, Inc.
100,000 5.750%,  3/1/2054 96,698
Apollo Debt Solutions BDC
138,000 6.700%,  7/29/2031 140,438
Ares Capital Corporation
101,000 3.250%,  7/15/2025 100,674
200,000 3.875%,  1/15/2026 198,429
157,000 2.150%,  7/15/2026 151,405
116,000 5.875%,  3/1/2029 116,787
Ares Strategic Income Fund
112,000 5.600%,  2/15/2030
a,b
109,964
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 36,945

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
$ 50,000 5.750%,  7/15/2054 $ 48,180
176,000 5.000%,  2/15/2032 176,699
Aviation Capital Group, LLC
100,000 5.125%,  4/10/2030
b
98,947
Avolon Holdings Funding, Ltd.
70,000 4.950%,  1/15/2028
b
69,655
165,000 5.750%,  3/1/2029
b
167,441
188,000 5.375%,  5/30/2030
b
187,411
Azorra Finance, Ltd.
91,000 7.750%,  4/15/2030
b
90,297
Banco Santander SA
200,000 4.175%,  3/24/2028
c
198,343
Bank of America Corporation
225,000 1.734%,  7/22/2027
c
217,529
172,000 3.824%,  1/20/2028
c
170,049
119,000 5.202%,  4/25/2029
c
121,554
180,000 2.087%,  6/14/2029
c
167,628
125,000 2.496%,  2/13/2031
c
113,148
325,000 1.922%,  10/24/2031
c
280,329
204,000 2.972%,  2/4/2033
c
179,346
409,000 4.571%,  4/27/2033
c
396,255
203,000 5.872%,  9/15/2034
c
211,509
80,000 5.468%,  1/23/2035
c
81,145
186,000 5.425%,  8/15/2035
c
182,050
275,000 3.846%,  3/8/2037
c
245,196
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
c
143,374
Barclays plc
34,000 6.125%,  12/15/2025
c,j
33,801
204,000 6.496%,  9/13/2027
c
208,594
210,000 4.972%,  5/16/2029
c
210,921
200,000 4.942%,  9/10/2030
c
199,733
200,000 5.746%,  8/9/2033
c
203,531
Belrose Funding Trust
260,000 2.330%,  8/15/2030
b
228,520
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 172,817
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 62,444
Blackstone Private Credit Fund
110,000 5.600%,  11/22/2029
a,b
108,333
130,000 6.250%,  1/25/2031 132,206
Blue Owl Capital Corporation II
102,000 8.450%,  11/15/2026 106,227
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 167,665
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
b
89,505
210,000 6.100%,  3/15/2028
b
208,461
130,000 6.750%,  4/4/2029 130,281
BNP Paribas SA
200,000 5.283%,  11/19/2030
b,c
202,251
340,000 3.132%,  1/20/2033
b,c
297,041
BPCE SA
315,000 3.500%,  10/23/2027
b
306,516
Brookfield Finance, Inc.
93,000 5.813%,  3/3/2055 88,276
Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Burford Capital Global Finance,
LLC
$ 82,000 9.250%,  7/1/2031
b
$ 86,391
Camden Property Trust
150,000 3.150%,  7/1/2029 141,868
Capital One Financial Corporation
46,000 5.700%,  2/1/2030
c
47,119
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
c
144,506
CHL Mortgage Pass-Through Trust
482,278
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 207,067
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 117,094
Citadel, LP
115,000 6.375%,  1/23/2032
b
118,311
Citigroup, Inc.
160,000 3.200%,  10/21/2026 157,294
240,000 3.668%,  7/24/2028
c
235,549
225,000 3.520%,  10/27/2028
c
219,465
82,000 5.174%,  2/13/2030
c
83,206
289,000 4.910%,  5/24/2033
c
283,979
167,000 6.174%,  5/25/2034
c
170,935
157,000 6.020%,  1/24/2036
c
157,432
Citizens Financial Group, Inc.
80,000 5.718%,  7/23/2032
c
81,346
CNA Financial Corporation
99,000 5.125%,  2/15/2034 97,719
Comerica, Inc.
48,000 5.982%,  1/30/2030
c
48,590
Constellation Insurance, Inc.
81,000 6.800%,  1/24/2030
b
78,565
Corebridge Financial, Inc.
64,000 6.375%,  9/15/2054
c
61,659
102,000 4.350%,  4/5/2042 83,230
Countrywide Home Loans, Inc.
74,884
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,580
Cousins Properties, LP
36,000 5.375%,  2/15/2032 35,678
Credit Acceptance Corporation
49,000 9.250%,  12/15/2028
b
51,784
Credit Suisse Group AG
200,000 7.250%,  N/A
*,k
14,000
Deutsche Bank AG/New York, NY
212,000 5.373%,  1/10/2029
c
214,842
150,000 6.819%,  11/20/2029
c
159,372
300,000 3.729%,  1/14/2032
c
270,268
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
265,535
Drawbridge Special Opportunities
Fund, LP
122,000 3.875%,  2/15/2026
b
119,744
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 160,410
220,000 4.625%,  5/15/2042 190,739
Encore Capital Group, Inc.
92,000 8.500%,  5/15/2030
b
95,454
EPR Properties
105,000 4.950%,  4/15/2028 103,776

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Fairfax Financial Holdings, Ltd.
$ 127,000 6.350%,  3/22/2054 $ 127,246
FirstCash, Inc.
88,000 5.625%,  1/1/2030
b
86,522
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 122,816
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
b
137,349
Fortitude Group Holdings, LLC
228,000 6.250%,  4/1/2030
b
231,340
Fortress Transportation and
Infrastructure Investors, LLC
37,000 5.500%,  5/1/2028
b
36,336
82,000 7.000%,  5/1/2031
b
83,376
50,000 7.000%,  6/15/2032
b
50,665
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
b
33,909
Freedom Mortgage Holdings, LLC
81,000 9.250%,  2/1/2029
b
82,514
35,000 9.125%,  5/15/2031
b
35,388
51,000 8.375%,  4/1/2032
b
49,880
FS KKR Capital Corporation
225,000 3.400%,  1/15/2026 221,864
GGAM Finance, Ltd.
32,000 7.750%,  5/15/2026
b
32,360
36,000 8.000%,  6/15/2028
b
37,783
96,000 5.875%,  3/15/2030
b
95,331
Global Aircraft Leasing Company,
Ltd.
103,000 8.750%,  9/1/2027
b
102,627
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
105,000 3.750%,  12/15/2027
b
98,648
goeasy, Ltd.
56,000 9.250%,  12/1/2028
b
58,629
35,000 7.625%,  7/1/2029
b
35,279
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,913
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
c
167,604
204,000 6.484%,  10/24/2029
c
216,424
152,000 5.218%,  4/23/2031
c
154,804
85,000 1.992%,  1/27/2032
c
72,448
510,000 3.102%,  2/24/2033
c
449,761
Goldman Sachs Private Credit
Corporation
81,000 5.875%,  5/6/2028
b,e
81,175
Highwoods Realty, LP
100,000 3.050%,  2/15/2030 89,196
88,000 2.600%,  2/1/2031 74,663
Howard Hughes Corporation
23,000 4.125%,  2/1/2029
b
21,069
HSBC Holdings plc
62,000 6.875%,  9/11/2029
c,j
61,486
200,000 5.130%,  3/3/2031
c
201,595
225,000 5.402%,  8/11/2033
c
227,489
HUB International, Ltd.
100,000 7.250%,  6/15/2030
b
103,724
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
c
165,299
Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
$ 138,000 6.141%,  11/18/2039
c
$ 136,460
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
35,000 6.250%,  5/15/2026 34,870
142,000 5.250%,  5/15/2027 134,651
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 142,493
Jackson National Life Global
Funding
150,000 5.550%,  7/2/2027
b
153,082
Jane Street Group/JSG Finance,
Inc.
56,000 4.500%,  11/15/2029
b
53,306
22,000 7.125%,  4/30/2031
b
22,689
36,000 6.125%,  11/1/2032
b
35,384
59,000 6.750%,  5/1/2033
b
59,278
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
b
26,054
53,000 6.625%,  10/15/2031
b
51,927
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
b
28,855
72,000 9.500%,  2/15/2029
b
75,477
28,000 8.250%,  5/15/2030
b
28,178
JPMorgan Chase & Company
150,000 2.947%,  2/24/2028
c
146,168
184,000 4.979%,  7/22/2028
c
186,145
275,000 4.203%,  7/23/2029
c
272,728
175,000 2.522%,  4/22/2031
c
158,376
265,000 1.953%,  2/4/2032
c
227,521
273,000 4.586%,  4/26/2033
c
266,771
204,000 4.912%,  7/25/2033
c
202,947
135,000 5.766%,  4/22/2035
c
139,928
94,000 5.502%,  1/24/2036
c
95,642
124,000 5.534%,  11/29/2045
c
122,109
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 162,744
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 64,328
58,000 6.250%,  1/15/2036 56,136
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
b
35,072
95,000 4.750%,  6/15/2029
b
90,935
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
b,c
18,888
Lloyds Banking Group plc
200,000 5.087%,  11/26/2028
c
202,430
203,000 5.871%,  3/6/2029
c
209,738
LPL Holdings, Inc.
189,000 4.900%,  4/3/2028 189,867
Macquarie Airfinance Holdings,
Ltd.
126,000 5.200%,  3/27/2028
b
125,809
34,000 6.400%,  3/26/2029
b
34,897
83,000 5.150%,  3/17/2030
b
81,451
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 48,699

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Massachusetts Mutual Life
Insurance Company
$ 275,000 3.200%,  12/1/2061
*
$ 165,220
Molina Healthcare, Inc.
58,000 4.375%,  6/15/2028
b
55,750
25,000 3.875%,  5/15/2032
b
22,030
42,000 6.250%,  1/15/2033
b
41,684
Morgan Stanley
98,000 5.516%,  11/19/2055
c
93,588
275,000 4.350%,  9/8/2026 274,530
240,000 3.591%,  7/22/2028
c
234,902
136,000 5.164%,  4/20/2029
c
138,458
155,000 3.622%,  4/1/2031
c
147,088
136,000 5.250%,  4/21/2034
c
136,000
101,000 5.831%,  4/19/2035
c
104,287
69,000 5.587%,  1/18/2036
c
69,995
238,000 5.297%,  4/20/2037
c
232,462
Morgan Stanley Direct Lending
Fund
92,000 6.150%,  5/17/2029 93,617
MPT Operating Partnership, LP/
MPT Finance Corporation
46,000 8.500%,  2/15/2032
b
46,735
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 99,295
Nationstar Mortgage Holdings,
Inc.
17,000 5.500%,  8/15/2028
b
16,897
36,000 6.500%,  8/1/2029
b
36,590
55,000 5.125%,  12/15/2030
b
54,932
19,000 7.125%,  2/1/2032
b
19,711
NatWest Group plc
100,000 4.445%,  5/8/2030
c
98,479
202,000 6.475%,  6/1/2034
c
209,192
Navient Corporation
21,000 5.000%,  3/15/2027 20,790
23,000 5.500%,  3/15/2029 21,775
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
22,000 4.500%,  9/30/2028
b
20,745
New York Life Global Funding
206,000 4.550%,  1/28/2033
b
200,365
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 203,336
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 274,651
OneMain Finance Corporation
133,000 3.500%,  1/15/2027 127,332
168,000 3.875%,  9/15/2028 155,465
38,000 6.750%,  3/15/2032 37,272
Panther Escrow Issuer, LLC
101,000 7.125%,  6/1/2031
b
103,474
Park Intermediate Holdings, LLC
98,000 4.875%,  5/15/2029
b
91,744
PennyMac Financial Services, Inc.
39,000 6.875%,  2/15/2033
b
38,946
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
c
69,005
PRA Group, Inc.
55,000 8.375%,  2/1/2028
b
55,550
Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Prologis Targeted US Logistics
Fund, LP
$ 135,000 5.250%,  4/1/2029
b
$ 138,719
55,000 5.250%,  1/15/2035
b
54,552
Prologis, LP
91,000 5.250%,  3/15/2054 84,071
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
c
242,477
Regency Centers, LP
190,000 4.125%,  3/15/2028 189,097
101,000 5.250%,  1/15/2034 101,096
Reinsurance Group of America,
Inc.
138,000 5.750%,  9/15/2034 139,830
RenaissanceRe Holdings, Ltd.
186,000 5.800%,  4/1/2035 191,003
RGA Global Funding
65,000 5.500%,  1/11/2031
b
66,822
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,682
35,000 4.500%,  2/15/2029
b
33,492
RLJ Lodging Trust, LP
32,000 4.000%,  9/15/2029
b
28,921
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
b
41,850
53,000 3.875%,  3/1/2031
b
47,908
20,000 4.000%,  10/15/2033
b
17,300
Ryan Specialty, LLC
18,000 4.375%,  2/1/2030
b
17,074
83,000 5.875%,  8/1/2032
b
81,980
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
c
69,467
147,000 5.473%,  3/20/2029
c
147,504
58,000 6.174%,  1/9/2030
c
59,720
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
c
347,456
Service Properties Trust
36,000 5.500%,  12/15/2027 34,294
18,000 8.625%,  11/15/2031
b
19,099
Simon Property Group, LP
235,000 3.800%,  7/15/2050 171,011
Sixth Street Lending Partners
92,000 6.125%,  7/15/2030
b
92,336
SLM Corporation
29,000 6.500%,  1/31/2030 29,936
Societe Generale SA
132,000 4.750%,  11/24/2025
b
131,690
36,000 10.000%,  11/14/2028
b,c,j
38,711
200,000 6.100%,  4/13/2033
b,c
205,400
Standard Chartered plc
200,000 5.545%,  1/21/2029
b,c
203,648
Starwood Property Trust, Inc.
54,000 6.500%,  10/15/2030
b
54,485
State Street Corporation
175,000 4.530%,  2/20/2029
c
175,957
Sumitomo Mitsui Financial Group,
Inc.
250,000 1.710%,  1/12/2031 212,076

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Synchrony Financial
$ 68,000 5.935%,  8/2/2030
c
$ 68,868
36,000 7.250%,  2/2/2033 36,710
Synovus Bank
250,000 5.625%,  2/15/2028 250,852
Toronto-Dominion Bank
60,000 5.146%,  9/10/2034
c
59,449
TrueNoord Capital DAC
40,000 8.750%,  3/1/2030
b
40,859
Truist Financial Corporation
133,000 6.047%,  6/8/2027
c
135,179
97,000 5.125%,  12/15/2027
c,j
92,676
170,000 5.122%,  1/26/2034
c
166,407
85,000 5.711%,  1/24/2035
c
86,467
U.S. Bancorp
196,000 5.775%,  6/12/2029
c
202,751
47,000 5.836%,  6/12/2034
c
48,525
91,000 5.678%,  1/23/2035
c
92,725
UBS Group AG
26,000 4.875%,  2/12/2027
b,c,j
24,858
203,000 6.246%,  9/22/2029
b,c
212,814
170,000 3.091%,  5/14/2032
b,c
152,208
200,000 5.699%,  2/8/2035
b,c
204,689
200,000 5.379%,  9/6/2045
b,c
189,021
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
b
91,988
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 135,294
130,000 4.750%,  5/15/2052 109,564
Vornado Realty, LP
26,000 3.400%,  6/1/2031 22,137
Wells Fargo & Company
26,000 3.900%,  3/15/2026
c,j
25,536
290,000 4.900%,  1/24/2028
c
291,930
204,000 3.526%,  3/24/2028
c
200,598
128,000 5.707%,  4/22/2028
c
130,840
300,000 2.393%,  6/2/2028
c
287,610
128,000 5.574%,  7/25/2029
c
131,689
112,000 5.389%,  4/24/2034
c
112,457
307,000 4.900%,  11/17/2045 262,282
XHR, LP
38,000 4.875%,  6/1/2029
b
35,719
18,000 6.625%,  5/15/2030
b
17,731
Total 34,394,724
Foreign Government  <0.1%
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
b
201,678
Saudi Arabian Oil Company
123,000 5.250%,  7/17/2034
b
123,930
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
b
61,701
Total 387,309
Mortgage-Backed Securities  10.8%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
324,126 5.500%,  12/1/2038 330,805
Principal
Amount Long-Term Fixed Income  35.0% Value
Mortgage-Backed Securities  10.8% -
continued
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 1,790,545 2.000%,  1/1/2052 $ 1,441,957
196,642 6.000%,  1/1/2055 203,150
879,533 2.000%,  5/1/2051 708,310
3,202,262 2.500%,  5/1/2051 2,695,547
1,619,526 3.500%,  5/1/2052 1,474,134
1,899,331 4.000%,  5/1/2052 1,784,612
739,287 5.000%,  7/1/2053 728,723
387,946 5.500%,  7/1/2053 390,383
1,058,136 3.500%,  8/1/2052 963,608
1,033,232 5.000%,  8/1/2053 1,023,853
2,654,727 5.500%,  9/1/2053 2,683,221
1,113,156 3.500%,  9/1/2047 1,025,915
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
941,298 2.500%,  7/1/2030 911,271
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
229,240 5.500%,  9/1/2039 234,736
1,800,000 5.000%,  5/1/2040
e
1,809,586
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,304,776 3.000%,  12/1/2036 1,234,259
1,041,571 3.000%,  8/1/2038 985,551
1,644,965 3.500%,  5/1/2040 1,565,630
1,978,885 2.500%,  4/1/2042 1,744,466
465,584 2.000%,  5/1/2042 401,781
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,027,257 3.000%,  1/1/2052 3,526,067
409,347 2.000%,  2/1/2051 329,656
629,286 2.000%,  2/1/2051 506,776
2,203,243 2.500%,  2/1/2051 1,857,107
2,539,554 2.500%,  2/1/2051 2,113,443
1,880,762 5.500%,  2/1/2055
e
1,891,792
694,873 2.000%,  3/1/2051 551,873
6,783,802 2.000%,  3/1/2051 5,389,853
2,928,772 4.000%,  3/1/2051 2,759,045
394,959 2.000%,  3/1/2052 317,255
4,373,427 3.000%,  3/1/2052 3,805,162
2,621,247 3.000%,  4/1/2051 2,294,282
2,137,729 3.000%,  5/1/2050 1,861,821
770,360 2.000%,  5/1/2051 617,381
2,003,006 3.000%,  5/1/2051 1,771,072
1,875,000 2.500%,  5/1/2055
e
1,558,445
4,357,586 2.000%,  6/1/2050 3,475,396
1,662,239 3.000%,  6/1/2050 1,480,660
762,527 4.000%,  6/1/2052 713,156
488,449 5.000%,  6/1/2053 482,513
3,732,949 2.500%,  7/1/2051 3,154,786
1,055,413 3.500%,  7/1/2051 963,701
2,091,512 4.000%,  7/1/2052 1,956,101
824,249 2.500%,  8/1/2050 697,539
2,220,079 3.500%,  8/1/2050 2,032,063
2,632,910 3.500%,  8/1/2052 2,384,146
3,386,880 4.500%,  8/1/2052 3,248,120
1,358,266 5.000%,  8/1/2053 1,341,759
2,886,803 6.000%,  8/1/2054 2,986,339

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Mortgage-Backed Securities  10.8% -
continued
$ 638,455 2.500%,  9/1/2051 $ 537,456
762,690 3.500%,  9/1/2052 694,164
1,723,336 3.500%,  9/1/2052 1,568,587
1,127,624 5.000%,  9/1/2052 1,113,271
1,068,975 4.500%,  9/1/2053 1,029,113
1,522,963 4.500%,  9/1/2053 1,461,327
2,359,091 4.000%,  10/1/2052 2,212,200
750,204 2.000%,  11/1/2051 603,301
1,010,529 3.500%,  11/1/2052 922,728
3,063,856 2.000%,  12/1/2050 2,455,478
4,365,538 2.500%,  12/1/2051 3,671,367
1,951,780 4.500%,  12/1/2052 1,879,801
750,000 5.500%,  5/1/2041
e
748,381
1,302,287 3.500%,  12/1/2047 1,201,853
3,740,000 3.000%,  5/1/2049
e
3,245,206
2,200,000 3.500%,  5/1/2049
e
1,985,253
4,000,000 4.500%,  5/1/2049
e
3,825,001
1,600,000 5.000%,  5/1/2049
e
1,566,106
1,800,000 5.000%,  6/1/2049
e
1,761,096
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,372,282 2.500%,  3/1/2062 3,472,820
1,109,314 3.500%,  7/1/2061 983,391
1,198,319 4.000%,  12/1/2061 1,108,409
Total 118,455,116
Technology  0.8%
Accenture Capital, Inc.
130,000 4.500%,  10/4/2034 125,298
Adobe, Inc.
186,000 5.300%,  1/17/2035 193,382
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052
a
112,027
Alphabet, Inc.
95,000 5.250%,  5/15/2055 93,767
Amentum Holdings, Inc.
85,000 7.250%,  8/1/2032
b
86,465
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 222,978
Apple, Inc.
183,000 2.650%,  2/8/2051 113,249
144,000 3.750%,  9/12/2047 113,175
Block, Inc.
37,000 3.500%,  6/1/2031 33,025
154,000 6.500%,  5/15/2032
b
157,123
Boost Newco Borrower, LLC
103,000 7.500%,  1/15/2031
b
108,691
Broadcom, Inc.
86,000 3.469%,  4/15/2034
b
75,558
272,000 3.137%,  11/15/2035
b
225,367
200,000 3.187%,  11/15/2036
b
163,212
125,000 4.926%,  5/15/2037
b
119,718
Cadence Design Systems, Inc.
60,000 4.700%,  9/10/2034 58,785
Central Parent, Inc./CDK Global,
Inc.
36,000 7.250%,  6/15/2029
b
30,872
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 63,939
Principal
Amount Long-Term Fixed Income  35.0% Value
Technology  0.8% - continued
Clarivate Science Holdings
Corporation
$ 38,000 3.875%,  7/1/2028
b
$ 35,857
Cloud Software Group, Inc.
199,000 6.500%,  3/31/2029
b
199,071
CommScope, LLC
37,000 4.750%,  9/1/2029
b
32,657
37,000 9.500%,  12/15/2031
a,b
37,850
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
b
17,949
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
b
20,819
Dell International, LLC/EMC
Corporation
137,000 4.750%,  4/1/2028 138,108
Dell, Inc.
123,000 6.500%,  4/15/2038 127,665
Diebold Nixdorf, Inc.
91,000 7.750%,  3/31/2030
b
94,742
Fiserv, Inc.
139,000 2.650%,  6/1/2030 125,557
134,000 5.350%,  3/15/2031 137,210
119,000 5.600%,  3/2/2033 121,198
135,000 5.150%,  8/12/2034 132,696
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
b
3,049
43,000 7.125%,  9/30/2030
b
44,274
19,000 6.250%,  4/1/2033
b
18,949
Global Payments, Inc.
131,000 5.950%,  8/15/2052 119,898
204,000 5.300%,  8/15/2029 205,580
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
39,000 4.625%,  5/1/2028
b
35,113
Hewlett Packard Enterprise
Company
178,000 4.400%,  9/25/2027 177,892
108,000 4.850%,  10/15/2031 106,698
II-VI, Inc.
33,000 5.000%,  12/15/2029
b
31,593
Intel Corporation
233,000 4.900%,  7/29/2045 191,473
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
b
123,238
10,000 4.875%,  9/15/2029
b
9,631
80,000 5.250%,  7/15/2030
b
77,525
208,000 4.500%,  2/15/2031
b
192,696
KLA Corporation
204,000 3.300%,  3/1/2050 138,449
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 35,184
Mastercard, Inc.
140,000 3.950%,  2/26/2048 112,404
Microchip Technology, Inc.
29,000 5.050%,  3/15/2029 29,047
Micron Technology, Inc.
73,000 5.650%,  11/1/2032 73,943
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
b
31,200

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Technology  0.8% - continued
NCR Voyix Corporation
$ 52,000 5.000%,  10/1/2028
b
$ 50,401
31,000 5.125%,  4/15/2029
b
29,807
Neptune Bidco US, Inc.
136,000 9.290%,  4/15/2029
b
121,040
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 112,534
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 78,222
180,000 3.250%,  5/11/2041 127,703
Open Text Corporation
71,000 3.875%,  12/1/2029
b
65,419
Open Text Holdings, Inc.
147,000 4.125%,  2/15/2030
b
135,839
Oracle Corporation
136,000 6.900%,  11/9/2052 146,306
164,000 4.800%,  8/3/2028 166,133
118,000 5.250%,  2/3/2032 119,632
58,000 4.700%,  9/27/2034 55,196
225,000 3.850%,  7/15/2036 193,706
408,000 4.000%,  7/15/2046 306,283
Paychex, Inc.
47,000 5.600%,  4/15/2035 47,868
PayPal Holdings, Inc.
112,000 5.500%,  6/1/2054 106,450
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
b
17,940
RingCentral, Inc.
97,000 8.500%,  8/15/2030
b
101,974
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
b
44,305
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 139,416
Sabre GLBL, Inc.
23,000 8.625%,  6/1/2027
b
22,023
Seagate HDD Cayman
69,925 9.625%,  12/1/2032 78,919
26,000 5.750%,  12/1/2034 25,087
Sensata Technologies BV
57,000 4.000%,  4/15/2029
b
52,435
Sensata Technologies, Inc.
37,000 4.375%,  2/15/2030
b
34,118
20,000 3.750%,  2/15/2031
b
17,483
22,000 6.625%,  7/15/2032
b
21,796
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
b
29,588
9,000 6.750%,  8/15/2032
b
9,128
SS&C Technologies, Inc.
66,000 5.500%,  9/30/2027
b
65,675
18,000 6.500%,  6/1/2032
b
18,247
Synopsys, Inc.
117,000 5.700%,  4/1/2055 113,087
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 121,659
UKG, Inc.
37,000 6.875%,  2/1/2031
b
38,065
Verisk Analytics, Inc.
70,000 5.250%,  3/15/2035 69,407
Principal
Amount Long-Term Fixed Income  35.0% Value
Technology  0.8% - continued
Viavi Solutions, Inc.
$ 60,000 3.750%,  10/1/2029
b
$ 54,975
VMware, LLC
200,000 2.200%,  8/15/2031 170,048
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
b
6,949
137,000 5.500%,  8/15/2028
b
87,764
Total 8,278,473
Transportation  0.2%
Air Canada
36,000 3.875%,  8/15/2026
b
35,325
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
71,666 5.500%,  4/20/2026
b
71,189
99,575 5.750%,  4/20/2029
b
96,578
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
a,b
40,500
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 104,489
136,000 4.450%,  3/15/2043 118,438
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 117,309
DCLI Bidco, LLC
33,000 7.750%,  11/15/2029
b
30,740
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
b
283,276
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
b
128,365
JetBlue Airways Corporation/
JetBlue Loyalty, LP
65,000 9.875%,  9/20/2031
b
59,873
Mileage Plus Holdings, LLC
153,000 6.500%,  6/20/2027
b
153,479
Norfolk Southern Corporation
139,000 5.100%,  5/1/2035
e
139,490
OneSky Flight, LLC
89,000 8.875%,  12/15/2029
b
89,836
Rand Parent, LLC
91,000 8.500%,  2/15/2030
a,b
84,620
RXO, Inc.
35,000 7.500%,  11/15/2027
b
35,575
Ryder System, Inc.
111,000 4.850%,  6/15/2030
e
111,260
Star Leasing Company, LLC
36,000 7.625%,  2/15/2030
b
32,290
Stena International SA
57,000 7.250%,  1/15/2031
b
56,264
Stonepeak Nile Parent, LLC
28,000 7.250%,  3/15/2032
b
28,427
Union Pacific Corporation
272,000 2.973%,  9/16/2062 155,480
United Airlines, Inc.
189,000 4.625%,  4/15/2029
b
177,529
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
b
19,423

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Transportation  0.2% - continued
$ 42,000 6.375%,  2/1/2030
a,b
$ 36,261
Total 2,206,016
U.S. Government & Agencies  11.4%
U.S. Treasury Bonds
437,000 3.625%,  5/15/2053 361,669
4,000,000 1.625%,  11/15/2050 2,132,344
2,300,000 4.750%,  11/15/2053 2,312,848
2,190,000 5.250%,  11/15/2028 2,305,488
550,000 4.375%,  5/15/2040 541,879
7,335,000 1.375%,  11/15/2040 4,711,305
2,000,000 3.000%,  5/15/2042 1,610,625
4,999,000 2.500%,  5/15/2046 3,487,388
7,300,000 2.875%,  5/15/2049 5,291,074
U.S. Treasury Notes
5,000,000 0.250%,  8/31/2025 4,933,073
1,200,000 5.000%,  8/31/2025 1,202,297
2,500,000 4.250%,  12/31/2025 2,502,988
7,440,000 2.625%,  1/31/2026 7,362,403
3,610,000 0.500%,  2/28/2026 3,507,623
9,300,000 2.500%,  2/28/2026 9,185,476
20,100,000 4.625%,  2/28/2026 20,199,087
6,000,000 4.375%,  7/31/2026 6,041,250
4,000,000 3.500%,  9/30/2026 3,986,719
4,200,000 0.500%,  4/30/2027 3,950,625
2,285,000 2.250%,  11/15/2027 2,211,094
4,700,000 3.875%,  12/31/2027 4,736,351
1,700,000 0.750%,  1/31/2028 1,574,625
3,400,000 3.500%,  1/31/2028 3,391,898
3,200,000 3.625%,  3/31/2028 3,204,125
5,450,000 2.875%,  5/15/2028 5,336,742
1,800,000 3.750%,  12/31/2028 1,806,469
4,100,000 3.500%,  9/30/2029 4,068,449
5,095,000 1.375%,  11/15/2031 4,354,036
5,025,000 4.125%,  11/15/2032 5,074,465
3,300,000 4.500%,  11/15/2033 3,401,320
Total 124,785,735
Utilities  0.7%
AES Corporation
271,000 3.950%,  7/15/2030
b
253,625
Algonquin Power & Utilities
Corporation
96,000 4.750%,  1/18/2082
c
90,121
Alpha Generation, LLC
32,000 6.750%,  10/15/2032
b
32,612
American Water Capital
Corporation
133,000 5.450%,  3/1/2054 126,637
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 193,155
Calpine Corporation
75,000 4.500%,  2/15/2028
b
73,357
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 41,679
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 155,092
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 58,387
325,000 4.125%,  5/15/2049 252,202
Principal
Amount Long-Term Fixed Income  35.0% Value
Utilities  0.7% - continued
Constellation Energy Generation,
LLC
$ 68,000 6.125%,  1/15/2034 $ 71,446
Consumers Energy Company
175,000 4.350%,  4/15/2049 144,719
Dominion Energy, Inc.
17,000 6.875%,  2/1/2055
c
17,482
17,000 7.000%,  6/1/2054
c
17,650
DTE Electric Company
115,000 3.700%,  3/15/2045 88,070
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 158,137
Duke Energy Corporation
24,000 6.450%,  9/1/2054
c
24,050
194,000 5.450%,  6/15/2034
a
197,196
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 138,701
Edison International
30,000 7.875%,  6/15/2054
a,c
28,089
Enel Finance International NV
200,000 5.125%,  6/26/2029
b
203,092
Entergy Louisiana, LLC
36,000 5.800%,  3/15/2055 35,527
Eversource Energy
169,000 4.750%,  5/15/2026 169,166
Exelon Corporation
200,000 4.700%,  4/15/2050 164,692
263,000 4.450%,  4/15/2046 212,484
FirstEnergy Corporation
170,000 4.850%,  7/15/2047 141,523
Georgia Power Company
116,000 4.950%,  5/17/2033 115,705
67,000 5.250%,  3/15/2034 67,628
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 73,374
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
b
129,418
Lightning Power, LLC
103,000 7.250%,  8/15/2032
b
106,711
Long Ridge Energy, LLC
55,000 8.750%,  2/15/2032
b
52,371
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 155,694
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 81,833
NextEra Energy Capital Holdings,
Inc.
131,000 5.900%,  3/15/2055 127,564
69,000 5.300%,  3/15/2032 70,405
NiSource, Inc.
17,000 6.375%,  3/31/2055
c
16,585
255,000 5.650%,  2/1/2045 244,235
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
b
26,883
40,000 5.250%,  6/15/2029
b
39,524
29,000 6.000%,  2/1/2033
b
28,696
70,000 6.250%,  11/1/2034
b
69,892
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 168,738

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Utilities  0.7% - continued
$ 135,000 5.550%,  5/15/2029 $ 137,174
126,000 4.550%,  7/1/2030 122,223
66,000 5.800%,  5/15/2034 65,878
PG&E Corporation
40,000 7.375%,  3/15/2055
c
38,832
55,000 5.000%,  7/1/2028 53,648
PPL Capital Funding, Inc.
126,000 5.250%,  9/1/2034 125,987
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 103,829
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 138,943
Public Service Enterprise Group,
Inc.
192,000 4.900%,  3/15/2030 193,826
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 207,864
Southern California Edison
Company
52,000 5.450%,  3/1/2035 50,481
Southern Company
272,000 5.113%,  8/1/2027 276,213
189,000 4.850%,  3/15/2035 183,154
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 116,618
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 101,723
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
b
70,486
TerraForm Power Operating, LLC
200,000 5.000%,  1/31/2028
b
194,800
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 44,014
125,000 4.600%,  12/1/2048 104,030
Vistra Corporation
35,000 8.000%,  10/15/2026
b,c,j
35,772
87,000 7.000%,  12/15/2026
b,c,j
87,861
Vistra Operations Company, LLC
181,000 5.000%,  7/31/2027
b
179,424
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 98,246
50,000 5.600%,  4/15/2035 50,487
XPLR Infrastructure Operating
Partners, LP
119,000 3.875%,  10/15/2026
a,b
114,798
11,000 8.375%,  1/15/2031
a,b
11,040
11,000 8.625%,  3/15/2033
a,b
10,977
Total 7,582,475
Total Long-Term Fixed Income
(cost $403,769,388) 383,052,817
Shares Common Stock 10.0% Value
Communications Services  0.6%
8,127 Alphabet, Inc., Class A 1,290,568
7,610 Alphabet, Inc., Class C 1,224,373
1,926 AMC Networks, Inc.
l
12,326
Shares Common Stock  10.0% Value
Communications Services  0.6% - continued
12,540 AT&T, Inc. $ 347,358
706 Bandwidth, Inc.
l
8,769
7,565 Cargurus, Inc.
l
211,517
60 Charter Communications, Inc.
l
23,512
2,872 Cogent Communications Holdings 156,093
3,631 Comcast Corporation 124,180
4,617 E.W. Scripps Company
l
9,280
28 Electronic Arts, Inc. 4,063
382 Entravision Communications
Corporation 699
119 Fox Corporation, Class B 5,503
1,640 iHeartMedia, Inc.
l
1,689
1,076 Iridium Communications, Inc. 25,964
333 John Wiley and Sons, Inc. 14,532
564 Liberty Global, Ltd., Class A
l
6,176
1,117 Liberty Latin America, Ltd., Class
A
l
6,054
139 Liberty Media Corporation-Liberty
Live Group
l
9,940
2,225 Lumen Technologies, Inc.
l
7,876
1,349 Magnite, Inc.
l
16,040
3,521 Meta Platforms, Inc. 1,933,029
220 Netflix, Inc.
l
248,978
891 New York Times Company 46,385
909 News Corporation, Class A 24,652
97 Omnicom Group, Inc. 7,388
4,998 Pinterest, Inc.
l
126,549
172 Sinclair, Inc. 2,477
1,758 Sirius XM Holdings, Inc.
a
37,656
104 Spotify Technology SA
l
63,854
209 TechTarget, Inc.
l
1,666
745 Telephone and Data Systems, Inc. 27,930
151 TKO Group Holdings, Inc. 24,599
1,703 Trade Desk, Inc.
l
91,332
129 Trump Media & Technology Group
Corporation
a,l
3,166
4,346 Verizon Communications, Inc. 191,485
1,693 Walt Disney Company 153,978
Total 6,491,636
Consumer Discretionary  1.0%
881 Adient plc
l
11,145
3,263 Advance Auto Parts, Inc. 106,765
13,552 Amazon.com, Inc.
l
2,499,260
2,733 American Axle & Manufacturing
Holdings, Inc.
l
10,440
920 American Eagle Outfitters, Inc. 9,688
254 Aptiv plc
l
14,493
374 Autoliv, Inc. 34,868
11 AutoZone, Inc.
l
41,389
1,528 Bath & Body Works, Inc. 46,619
757 Best Buy Company, Inc. 50,484
1,538 Boot Barn Holdings, Inc.
l
160,475
601 BorgWarner, Inc. 17,056
256 Bright Horizons Family Solutions,
Inc.
l
32,107
1,233 Build-A-Bear Workshop, Inc. 43,500
51 CarMax, Inc.
l
3,298
105 Carvana Company
l
25,657
28 Cavco Industries, Inc.
l
13,828
4,446 Champion Homes, Inc.
l
384,579
925 Chewy, Inc.
l
34,687
3,081 Chipotle Mexican Grill, Inc.
l
155,652
736 Coursera, Inc.
l
6,197
596 Crocs, Inc.
l
57,466

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.0% Value
Consumer Discretionary  1.0% - continued
1,786 Dana, Inc. $ 24,540
39 Darden Restaurants, Inc. 7,825
1,748 Deckers Outdoor Corporation
l
193,731
1,724 DoorDash, Inc.
l
332,542
134 Dorman Products, Inc.
l
15,182
342 eBay, Inc. 23,311
247 Etsy, Inc.
l
10,740
353 Expedia Group, Inc. 55,396
132 Five Below, Inc.
l
10,017
666 Fox Factory Holding Corporation
l
13,526
73 Frontdoor, Inc.
l
3,001
105 GameStop Corporation
l
2,925
1,826 Gap, Inc. 39,989
583 Garmin, Ltd. 108,945
2,764 Gentex Corporation 60,200
831 GigaCloud Technology, Inc.
l
10,421
762 Goodyear Tire & Rubber Company
l
8,291
642 Grand Canyon Education, Inc.
l
114,514
254 Group 1 Automotive, Inc. 102,522
1,350 Hanesbrands, Inc.
l
6,196
1,251 Hasbro, Inc. 77,437
2,665 Hilton Worldwide Holdings, Inc. 600,904
1,430 Home Depot, Inc. 515,501
925 Installed Building Products, Inc. 153,393
3,783 La-Z-Boy, Inc. 149,428
133 Lear Corporation 11,405
714 LKQ Corporation 27,282
750 Lululemon Athletica, Inc.
l
203,077
2,654 Modine Manufacturing Company
l
216,673
442 Mohawk Industries, Inc.
l
47,007
103 Motorcar Parts of America, Inc.
l
918
181 Murphy USA, Inc. 90,241
24 NVR, Inc.
l
171,018
534 O'Reilly Automotive, Inc.
l
755,717
91 Planet Fitness, Inc.
l
8,608
413 Pool Corporation 121,067
10,746 QVC Group, Inc. 1,612
64 Ralph Lauren Corporation 14,397
428 Revolve Group, Inc.
l
8,509
1,820 Ross Stores, Inc. 252,980
448 Service Corporation International/
US 35,795
3,900 SharkNinja, Inc.
l
313,950
3,522 Six Flags Entertainment
Corporation 121,192
2,662 Skechers USA, Inc.
l
127,829
390 Stitch Fix, Inc.
l
1,275
1,299 Stoneridge, Inc.
l
5,014
158 Strategic Education, Inc. 12,890
224 Tapestry, Inc. 15,826
2,693 Tesla, Inc.
l
759,857
486 Texas Roadhouse, Inc. 80,657
11 TopBuild Corporation
l
3,253
532 Travel + Leisure Company 23,371
38 Ulta Beauty, Inc.
l
15,034
352 Valvoline, Inc.
l
12,060
1,353 VF Corporation 16,074
184 Visteon Corporation
l
14,571
541 Wingstop, Inc. 142,764
4,790 Wyndham Hotels & Resorts, Inc. 408,587
24 Yum! Brands, Inc. 3,611
Total 10,444,251
Consumer Staples  0.3%
527 Albertson's Companies, Inc. 11,583
Shares Common Stock  10.0% Value
Consumer Staples  0.3% - continued
127 Archer-Daniels-Midland Company $ 6,064
198 BellRing Brands, Inc.
l
15,274
1,769 BJ's Wholesale Club Holdings,
Inc.
l
207,964
38 Bunge Global SA 2,991
613 Casey's General Stores, Inc. 283,568
73 Celsius Holdings, Inc.
l
2,552
44 Church & Dwight Company, Inc. 4,371
2,320 Colgate-Palmolive Company 213,881
4,821 Conagra Brands, Inc. 119,127
162 Costco Wholesale Corporation 161,109
774 Dole plc 11,757
423 Hershey Company 70,721
2,686 J & J Snack Foods Corporation 348,079
2,728 John B. Sanfilippo & Son, Inc. 180,785
606 Kenvue, Inc. 14,302
694 Keurig Dr Pepper, Inc. 24,005
81 Kimberly-Clark Corporation 10,674
110 Kraft Heinz Company 3,201
906 Lancaster Colony Corporation 147,479
94 Maplebear, Inc.
l
3,750
434 McCormick & Company, Inc. 33,270
3,119 Philip Morris International, Inc. 534,472
3,989 Procter & Gamble Company 648,492
395 Sysco Corporation 28,203
1,818 Turning Point Brands, Inc. 111,589
142 Tyson Foods, Inc. 8,696
376 US Foods Holding Corporation
l
24,688
4,251 Vita Coco Company, Inc.
l
140,495
2,446 Walmart, Inc. 237,873
Total 3,611,015
Energy  0.3%
4,034 Antero Midstream Corporation 66,763
1,749 Antero Resources Corporation
l
60,918
745 APA Corporation 11,577
4,733 Archrock, Inc. 111,368
7,077 Baker Hughes Company 250,526
2,317 Berry Corporation 5,746
405 Cactus, Inc. 15,366
154 Cheniere Energy, Inc. 35,591
953 Civitas Resources, Inc. 25,969
312 ConocoPhillips 27,805
74 Coterra Energy, Inc. 1,817
905 Crescent Energy Company 7,493
3,474 Devon Energy Corporation 105,644
150 DT Midstream, Inc. 14,580
4,460 EOG Resources, Inc. 492,072
35 EQT Corporation 1,730
2,187 Expand Energy Corporation 227,229
2,132 Exxon Mobil Corporation 225,203
361 Gulfport Energy Corporation
l
62,273
831 Halliburton Company 16,470
1,209 Hess Midstream, LP 44,939
3,095 Kinder Morgan, Inc. 81,399
401 Kodiak Gas Services, Inc. 13,638
5,054 Kosmos Energy, Ltd.
l
7,783
4,275 Matador Resources Company 169,034
90 Natural Gas Services Group, Inc.
l
1,617
4,193 Noble Corporation plc 91,156
951 Oceaneering International, Inc.
l
16,880
639 Oil States International, Inc.
l
2,243
1,054 Ovintiv, Inc. 35,393
405 Par Pacific Holdings, Inc.
l
5,800
7 Phillips 66 728

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.0% Value
Energy  0.3% - continued
64 Ranger Energy Services, Inc. $ 710
2,667 Schlumberger NV 88,678
1,964 Sitio Royalties Corporation 33,309
549 Talos Energy, Inc.
l
3,777
15 Targa Resources Corporation 2,564
11,365 TechnipFMC plc 320,152
1,185 Vital Energy, Inc.
l
16,803
19 Weatherford International plc 787
2,898 Williams Companies, Inc. 169,736
Total 2,873,266
Financials  1.6%
160 1st Source Corporation 9,592
99 Affiliated Managers Group, Inc. 16,397
436 Affirm Holdings, Inc.
l
21,695
185 Allstate Corporation 36,702
5,639 Ally Financial, Inc. 184,170
2,497 Amalgamated Financial
Corporation 70,316
185 American Express Company 49,286
253 Ameriprise Financial, Inc. 119,168
402 Ameris Bancorp 23,557
138 AMERISAFE, Inc. 6,416
1,273 Annaly Capital Management, Inc. 24,951
1,404 Arch Capital Group, Ltd. 127,315
500 Arthur J. Gallagher & Company 160,345
640 Artisan Partners Asset
Management, Inc. 23,667
947 Associated Banc-Corp 20,891
188 Assurant, Inc. 36,235
350 Atlantic Union Bankshares
Corporation 9,695
13,267 AvidXchange Holdings, Inc.
l
107,861
90 Axis Capital Holdings, Ltd. 8,669
6,018 Bank of America Corporation 239,998
24 Bank of Hawaii Corporation 1,587
155 Bank of Marin Bancorp 3,181
3,347 Bank of N.T. Butterfield & Son, Ltd. 134,482
264 Bank of New York Mellon
Corporation 21,228
236 Bank OZK 10,054
32 Bank7 Corporation 1,165
252 BankFinancial Corporation 3,097
1,268 BankUnited, Inc. 41,476
348 Bar Harbor Bankshares 10,315
473 BCB Bancorp, Inc. 3,888
1,488 Berkshire Hathaway, Inc.
l
793,476
638 Berkshire Hills Bancorp, Inc. 15,842
202 Block, Inc.
l
11,811
3,488 Blue Owl Capital, Inc. 64,633
7,614 Bridgewater Bancshares, Inc.
l
117,179
1,082 Brookline Bancorp, Inc. 11,296
570 Brown & Brown, Inc. 63,042
285 Burke & Herbert Financial Services
Corporation 15,934
493 Business First Bancshares, Inc. 11,364
172 Byline Bancorp, Inc. 4,393
402 Cadence Bank 11,763
33 Camden National Corporation 1,271
62 Capital City Bank Group, Inc. 2,265
1,931 Capitol Federal Financial, Inc. 10,949
1,028 Carlyle Group, Inc. 39,722
137 Carter Bankshares, Inc.
l
2,097
47 Cathay General Bancorp 1,959
1,605 Cboe Global Markets, Inc. 355,989
Shares Common Stock  10.0% Value
Financials  1.6% - continued
6,466 Charles Schwab Corporation $ 526,332
791 Chimera Investment Corporation 9,761
40 ChoiceOne Financial Services, Inc. 1,137
110 Cincinnati Financial Corporation 15,313
1,321 Citigroup, Inc. 90,330
124 Citizens Financial Group, Inc. 4,574
412 CNB Financial Corporation 9,043
664 CNO Financial Group, Inc. 25,192
15 Coinbase Global, Inc.
l
3,043
191 Colony Bankcorp, Inc. 2,964
485 Columbia Banking System, Inc. 10,874
377 Comerica, Inc. 20,264
355 Commerce Bancshares, Inc. 21,563
42 Community Financial System, Inc. 2,293
1,076 Community Trust Bancorp, Inc. 52,681
158 Cullen/Frost Bankers, Inc. 18,402
229 Customers Bancorp, Inc.
l
11,450
80 CVB Financial Corporation 1,483
34 Diamond Hill Investment Group,
Inc. 4,283
121 Discover Financial Services 22,103
3,372 Donnelley Financial Solutions, Inc.
l
162,530
546 Eagle Bancorp, Inc. 9,801
446 East West Bancorp, Inc. 38,155
242 Eastern Bankshares, Inc. 3,611
30 Enact Holdings, Inc. 1,074
231 Enova International, Inc.
l
21,203
281 Equitable Holdings, Inc. 13,895
284 Equity Bancshares, Inc. 10,931
280 Essent Group, Ltd. 15,940
12,264 F.N.B. Corporation 160,536
313 FactSet Research Systems, Inc. 135,285
1,013 Federal Agricultural Mortgage
Corporation 177,609
2,881 Federated Hermes, Inc. 116,997
449 Fidelity National Information
Services, Inc. 35,417
219 Fifth Third Bancorp 7,871
307 Financial Institutions, Inc. 7,795
89 First American Financial
Corporation 5,412
3,013 First Bancorp/Puerto Rico 59,175
1,530 First Busey Corporation 31,809
69 First Business Financial Services,
Inc. 3,322
4 First Citizens BancShares, Inc./NC 7,116
757 First Financial Bancorp 17,525
216 First Financial Bankshares, Inc. 7,238
442 First Financial Corporation 21,835
169 First Hawaiian, Inc. 3,863
1,579 First Horizon Corporation 28,548
397 First Internet Bancorp 8,440
67 First Interstate BancSystem, Inc. 1,755
472 First Merchants Corporation 16,822
587 First Mid-Illinois Bancshares, Inc. 19,623
1,962 Fiserv, Inc.
l
362,126
443 Flagstar Financial, Inc. 5,188
766 Flushing Financial Corporation 9,169
171 Flywire Corporation
l
1,609
4,260 Fulton Financial Corporation 71,057
6,460 Glacier Bancorp, Inc. 263,310
835 Great Southern Bancorp, Inc. 45,925
20 Hamilton Lane, Inc. 3,090
489 Hancock Whitney Corporation 25,472
136 Hanmi Financial Corporation 3,110

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.0% Value
Financials  1.6% - continued
131 Hanover Insurance Group, Inc. $ 21,759
569 HarborOne Bancorp, Inc. 6,441
208 Hartford Insurance Group, Inc. 25,515
426 Home BancShares, Inc. 11,821
961 Hometrust Bancshares, Inc. 32,809
1,107 Horizon Bancorp, Inc. 16,251
2,397 Houlihan Lokey, Inc. 388,506
452 Huntington Bancshares, Inc./OH 6,568
9 Independent Bank Corporation/MA 532
678 Independent Bank Corporation/MI 20,652
27 Interactive Brokers Group, Inc. 4,640
5,542 Intercontinental Exchange, Inc. 930,890
1,526 Invesco, Ltd. 21,257
66 Investar Holding Corporation 1,263
1,718 Jack Henry & Associates, Inc. 297,953
2,275 Janus Henderson Group plc 75,553
3,116 JPMorgan Chase & Company 762,236
1,586 Kearny Financial Corporation/MD 9,928
176 KeyCorp 2,612
796 Kinsale Capital Group, Inc. 346,467
189 LendingTree, Inc.
l
9,751
510 M&T Bank Corporation 86,578
157 MarketAxess Holdings, Inc. 34,790
1,460 Mastercard, Inc. 800,168
350 Mercantile Bank Corporation 14,808
194 Metropolitan Bank Holding
Corporation
l
12,014
4,809 MGIC Investment Corporation 119,792
710 Midland States Bancorp, Inc. 11,559
2,249 MidWestOne Financial Group, Inc. 62,387
195 Morningstar, Inc. 55,520
1,074 MSCI, Inc. 585,448
12,022 Nasdaq, Inc. 916,197
2,863 NMI Holdings, Inc.
l
103,555
259 Northeast Community Bancorp,
Inc. 5,895
2,484 Northern Trust Corporation 233,446
719 Northfield Bancorp, Inc. 7,585
60 Northrim BanCorp, Inc. 4,817
1,180 Northwest Bancshares, Inc. 14,573
3,439 OceanFirst Financial Corporation 56,950
2,012 OFG Bancorp 79,172
5,475 Old National Bancorp 112,730
1,048 Old Republic International
Corporation 39,405
2,739 Old Second Bancorp, Inc. 43,249
1,853 OneMain Holdings, Inc. 87,221
380 Orrstown Financial Services, Inc. 11,389
639 Pacific Premier Bancorp, Inc. 12,997
115 Palomar Holdings, Inc.
l
16,677
5 Park National Corporation 751
184 Paymentus Holdings, Inc.
l
5,973
210 PCB Bancorp 4,118
419 Peoples Bancorp, Inc./OH 12,155
208 Pinnacle Financial Partners, Inc. 20,850
158 PNC Financial Services Group,
Inc. 25,389
1,023 Popular, Inc. 97,615
194 Principal Financial Group, Inc. 14,385
1,693 Progressive Corporation 476,986
2,433 Prosperity Bancshares, Inc. 165,201
1,233 Provident Financial Services, Inc. 20,184
139 Prudential Financial, Inc. 14,277
3,297 Radian Group, Inc. 105,306
282 Regions Financial Corporation 5,756
Shares Common Stock  10.0% Value
Financials  1.6% - continued
62 Reinsurance Group of America,
Inc. $ 11,613
66 Renasant Corporation 2,117
1,149 Rithm Capital Corporation 12,846
4,825 RLI Corporation 357,098
2,555 Robinhood Markets, Inc.
l
125,476
988 S&P Global, Inc. 494,049
1,372 SEI Investments Company 107,414
80 ServisFirst Bancshares, Inc. 5,698
709 Shore Bancshares, Inc. 9,805
326 Sierra Bancorp 8,626
84 Simmons First National
Corporation 1,567
88 Southern Missouri Bancorp, Inc. 4,633
65 Southern States Bancshares, Inc. 2,172
201 Southside Bancshares, Inc. 5,666
298 SouthState Corporation 25,860
733 StepStone Group, Inc. 36,657
316 Stifel Financial Corporation 27,078
151 StoneX Group, Inc.
l
13,373
931 Synovus Financial Corporation 40,331
60 Texas Capital Bancshares, Inc.
l
4,089
102 Tompkins Financial Corporation 6,079
28 Towne Bank/Portsmouth, VA 923
1,479 TPG RE Finance Trust, Inc. 11,300
3,186 TPG, Inc. 147,990
5,437 Tradeweb Markets, Inc. 751,937
7,211 Triumph Financial, Inc.
l
385,212
2,166 Truist Financial Corporation 83,044
379 TrustCo Bank Corporation NY 11,541
2,076 Trustmark Corporation 69,650
557 U.S. Bancorp 22,469
192 UMB Financial Corporation 18,157
297 United Bankshares, Inc. 10,184
788 United Community Banks, Inc. 21,757
177 Unity Bancorp, Inc. 7,328
395 Univest Financial Corporation 11,668
129 Unum Group 10,018
2,883 Valley National Bancorp 24,794
583 Veritex Holdings, Inc. 13,572
1,701 Visa, Inc. 587,696
510 Webster Financial Corporation 24,123
2,850 Wells Fargo & Company 202,379
445 WesBanco, Inc. 13,252
287 Westamerica Bancorporation 13,899
2,276 Western Alliance Bancorp 158,660
5,032 Western Union Company 49,867
21 Willis Towers Watson plc 6,464
174 Wintrust Financial Corporation 19,344
57 WSFS Financial Corporation 2,938
3,739 Zions Bancorp NA 168,143
Total 17,498,486
Health Care  1.3%
3,598 Abbott Laboratories 470,439
470 AbbVie, Inc. 91,697
11,919 ADMA Biologics, Inc.
l
283,672
5,834 Agilent Technologies, Inc. 627,738
230 Agios Pharmaceuticals, Inc.
l
6,829
293 Align Technology, Inc.
l
50,777
899 Amgen, Inc. 261,537
727 Amicus Therapeutics, Inc.
l
5,583
755 Amneal Pharmaceuticals, Inc.
l
5,783
214 Anika Therapeutics, Inc.
l
3,109
300 Argenx SE ADR
l
193,542

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.0% Value
Health Care  1.3% - continued
79 Biogen, Inc.
l
$ 9,565
714 Bio-Techne Corporation 35,950
7,190 Boston Scientific Corporation
l
739,635
1,249 Cabaletta Bio, Inc.
l
1,649
759 CareDx, Inc.
l
12,812
3,594 Caribou Biosciences, Inc.
l
3,058
580 Cencora, Inc. 169,749
1,519 Centene Corporation
l
90,912
1,465 Certara, Inc.
l
20,305
260 Chemed Corporation 151,193
10,064 Concentra Group Holdings Parent,
Inc. 218,892
2,258 Cooper Companies, Inc.
l
184,411
1,998 CorVel Corporation
l
217,303
4,178 Danaher Corporation 832,801
889 Denali Therapeutics, Inc.
l
14,802
1,658 Dentsply Sirona, Inc. 23,046
2,302 Dexcom, Inc.
l
164,317
166 Doximity, Inc.
l
9,442
577 Dyne Therapeutics, Inc.
l
6,803
3,079 Elanco Animal Health, Inc.
l
29,189
706 Eli Lilly & Company 634,659
1,124 Enanta Pharmaceuticals, Inc.
l
6,845
4,962 Encompass Health Corporation 580,504
1,306 Exact Sciences Corporation
l
59,606
105 Exelixis, Inc.
l
4,111
486 Fate Therapeutics, Inc.
l
622
5,994 Globus Medical, Inc.
l
430,189
1,166 GoodRx Holdings, Inc.
l
5,399
2,371 HealthEquity, Inc.
l
203,242
1,536 IDEXX Laboratories, Inc.
l
664,550
22 Illumina, Inc.
l
1,707
302 Incyte Corporation
l
18,923
998 Inspire Medical Systems, Inc.
l
158,063
499 Insulet Corporation
l
125,893
552 Integra LifeSciences Holdings
Corporation
l
9,047
842 Intellia Therapeutics, Inc.
l
7,469
187 Intuitive Surgical, Inc.
l
96,455
113 IQVIA Holding, Inc.
l
17,523
644 iTeos Therapeutics, Inc.
l
4,669
4,420 Johnson & Johnson 690,890
17 Labcorp Holdings, Inc. 4,097
329 Medpace Holdings, Inc.
l
101,460
10,919 Medtronic plc 925,494
1,377 Merit Medical Systems, Inc.
l
130,058
201 Mettler-Toledo International, Inc.
l
215,185
354 Myriad Genetics, Inc.
l
2,623
1,466 Natera, Inc.
l
221,263
703 Neurocrine Biosciences, Inc.
l
75,706
1,357 Nkarta, Inc.
l
2,877
949 Olema Pharmaceuticals, Inc.
l
4,897
1,479 Penumbra, Inc.
l
433,110
165 Prestige Consumer Healthcare,
Inc.
l
13,403
7,964 Progyny, Inc.
l
181,898
506 Prothena Corporation plc
l
4,655
80 PTC Therapeutics, Inc.
l
3,987
170 QIAGEN NV 7,268
75 Quest Diagnostics, Inc. 13,367
68 Regeneron Pharmaceuticals, Inc. 40,716
2,184 Relay Therapeutics, Inc.
l
7,273
2,788 Repligen Corporation
l
384,716
8 Revvity, Inc. 747
702 Rocket Pharmaceuticals, Inc.
l
5,356
Shares Common Stock  10.0% Value
Health Care  1.3% - continued
4,203 Royalty Pharma plc $ 137,942
3,720 RxSight, Inc.
l
54,758
236 Scholar Rock Holding Corporation
l
7,767
8,628 scPharmaceuticals, Inc.
l
22,001
480 STERIS plc 107,875
8,618 Stevanato Group SPA 179,772
941 Stryker Corporation 351,859
146 Teleflex, Inc. 20,009
243 Tenet Healthcare Corporation
l
34,737
1,193 Thermo Fisher Scientific, Inc. 511,797
5,731 Twist Bioscience Corporation
l
219,612
155 United Therapeutics Corporation
l
46,979
444 UnitedHealth Group, Inc. 182,679
293 Vaxcyte, Inc.
l
10,501
43 Veeva Systems, Inc.
l
10,049
2,311 Vericel Corporation
l
87,864
1,292 Vertex Pharmaceuticals, Inc.
l
658,274
3,279 Viatris, Inc. 27,609
6,587 Viemed Healthcare, Inc.
l
46,570
479 Viking Therapeutics, Inc.
l
13,829
323 Waters Corporation
l
112,317
383 Waystar Holding Corporation
l
14,236
435 West Pharmaceutical Services,
Inc. 91,911
902 Xencor, Inc.
l
9,940
402 Xenon Pharmaceuticals, Inc.
l
15,356
925 Zentalis Pharmaceuticals, Inc.
l
1,314
379 Zoetis, Inc. 59,276
Total 14,473,895
Industrials  1.4%
617 A.O. Smith Corporation 41,870
989 Advanced Drainage Systems, Inc. 112,242
1,344 AECOM 132,586
1,574 Air Lease Corporation 73,600
129 Alaska Air Group, Inc.
l
5,711
361 Allegheny Technologies, Inc.
l
19,631
184 Allegion plc 25,613
701 Allison Transmission Holdings, Inc. 64,660
314 Amentum Holdings, Inc.
l
6,852
3,088 AMETEK, Inc. 523,663
47 Applied Industrial Technologies,
Inc. 11,434
199 Arcosa, Inc. 15,934
19 Argan, Inc. 2,909
814 Armstrong World Industries, Inc. 118,046
1,013 Array Technologies, Inc.
l
4,842
2,941 Atmus Filtration Technologies, Inc. 101,964
2,345 Automatic Data Processing, Inc. 704,907
117 Axon Enterprise, Inc.
l
71,756
6,752 Badger Infrastructure Solutions,
Ltd. 192,383
4,715 Barrett Business Services, Inc. 191,240
1,002 Brady Corporation 70,431
3,994 BWX Technologies, Inc. 435,825
366 C.H. Robinson Worldwide, Inc. 32,655
1 CACI International, Inc.
l
458
1,140 Casella Waste Systems, Inc.
l
133,893
211 Caterpillar, Inc. 65,256
4,681 CECO Environmental Corporation
l
111,361
820 Clean Harbors, Inc.
l
175,431
32 CSW Industrials, Inc. 9,999
21,745 CSX Corporation 610,382
47 Cummins, Inc. 13,811
292 Curtiss-Wright Corporation 100,708

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.0% Value
Industrials  1.4% - continued
3,163 Dayforce, Inc.
l
$ 183,043
936 DNOW, Inc.
l
14,854
2 Dover Corporation 341
353 EMCOR Group, Inc. 141,447
398 Energy Recovery, Inc.
l
6,149
5,810 Enerpac Tool Group Corporation 234,550
985 EnPro, Inc. 147,159
9,348 ExlService Holdings, Inc.
l
453,191
565 Expeditors International of
Washington, Inc. 62,099
4,067 Fastenal Company 329,305
1,918 Federal Signal Corporation 156,183
3,063 Ferguson Enterprises, Inc. 519,669
1,604 Flowserve Corporation 72,549
307 Fortive Corporation 21,395
658 Frontier Group Holdings, Inc.
l
1,961
15,520 Gates Industrial Corporation plc
l
293,638
66 Gorman-Rupp Company 2,367
1,883 Graco, Inc. 153,672
2,101 Great Lakes Dredge & Dock
Corporation
l
19,098
4,190 Helios Technologies, Inc. 114,219
76 Herc Holdings, Inc. 8,317
3,139 Howmet Aerospace, Inc. 435,003
1,055 Hudson Technologies, Inc.
l
7,058
636 IDEX Corporation 110,645
555 IES Holdings, Inc.
l
109,157
3,414 Ingersoll Rand, Inc. 257,518
569 ITT Corporation 77,964
57 JB Hunt Transport Services, Inc. 7,443
440 Kirby Corporation
l
42,403
3,647 Knight-Swift Transportation
Holdings, Inc. 142,853
4,181 Korn Ferry 257,968
1,522 Landstar System, Inc. 204,176
551 Leidos Holdings, Inc. 81,096
788 Limbach Holdings, Inc.
l
75,443
333 Lincoln Electric Holdings, Inc. 58,675
1,221 Lockheed Martin Corporation 583,333
264 ManpowerGroup, Inc. 11,370
1,488 Masco Corporation 90,188
20,034 Masterbrand, Inc.
l
243,413
356 McGrath RentCorp 37,975
1,457 Miller Industries, Inc. 59,460
1,591 Moog, Inc. 266,095
3,293 Mueller Water Products, Inc. 86,408
345 NEXTracker, Inc.
l
14,010
2,532 nVent Electric plc 139,032
1,557 Old Dominion Freight Line, Inc. 238,657
340 Otis Worldwide Corporation 32,732
299 Owens Corning, Inc. 43,478
154 PACCAR, Inc. 13,892
640 Parker-Hannifin Corporation 387,238
22 Paylocity Holding Corporation
l
4,226
1,320 Pentair plc 119,764
104 Pitney Bowes, Inc. 903
299 Quanta Services, Inc. 87,514
492 RBC Bearings, Inc.
l
161,656
908 Regal Rexnord Corporation 96,103
72 Republic Services, Inc. 18,054
895 Rockwell Automation, Inc. 221,674
6,040 Schneider National, Inc. 129,800
2,861 Shoals Technologies Group, Inc.
l
10,328
20 SkyWest, Inc.
l
1,783
2,138 Southwest Airlines Company
a
59,778
Shares Common Stock  10.0% Value
Industrials  1.4% - continued
93 SPX Technologies, Inc.
l
$ 12,476
110 SS&C Technologies Holdings, Inc. 8,316
719 Stanley Black & Decker, Inc. 43,154
857 Sterling Construction Company,
Inc.
l
128,062
3,399 Timken Company 218,386
2,009 Trane Technologies plc 770,070
10 TransDigm Group, Inc. 14,131
1,688 TransUnion 140,036
2,420 Trex Company, Inc.
l
139,924
413 Trinity Industries, Inc. 10,366
1,440 Uber Technologies, Inc.
l
116,654
1,368 UFP Industries, Inc. 135,227
178 UL Solutions, Inc. 10,180
136 UniFirst Corporation/MA 24,272
281 Union Pacific Corporation 60,600
2,423 United Airlines Holdings, Inc.
l
166,751
1,040 United Parcel Service, Inc. 99,112
154 United Rentals, Inc. 97,243
1,971 Verisk Analytics, Inc. 584,264
638 Verra Mobility Corporation
l
13,908
71 Wabtec Corporation 13,117
1,054 Waste Connections, Inc. 208,302
487 Waste Management, Inc. 113,646
282 Watsco, Inc. 129,675
6,180 WNS Holdings, Ltd.
l
374,014
5 Xylem, Inc. 603
Total 15,776,014
Information Technology  2.4%
272 Adobe, Inc.
l
101,995
1,789 Agilysys, Inc.
l
133,012
283 Ambarella, Inc.
l
13,581
15,365 Amphenol Corporation 1,182,337
19,815 Apple, Inc. 4,210,688
433 Applied Materials, Inc. 65,258
9,609 Arista Networks, Inc.
l
790,532
69 Astera Labs, Inc.
l
4,506
32 Atlassian Corporation
l
7,306
1,427 Aurora Innovation, Inc.
l
10,332
3,289 Autodesk, Inc.
l
902,008
62 BILL Holdings, Inc.
l
2,825
2,069 BlackLine, Inc.
l
97,719
7,639 Broadcom, Inc. 1,470,278
342 C3.ai, Inc.
l
7,527
337 CDW Corporation 54,109
2,790 Ciena Corporation
l
187,376
9,217 Cisco Systems, Inc. 532,097
603 Clearwater Analytics Holdings,
Inc.
l
13,712
153 Coherent Corporation
l
9,841
169 CommVault Systems, Inc.
l
28,245
83 Consensus Cloud Solutions, Inc.
l
1,648
3,261 Crane NXT Company 153,006
476 Credo Technology Group Holding,
Ltd.
l
20,492
421 CrowdStrike Holdings, Inc.
l
180,554
1,134 CyberArk Software, Ltd.
l
399,350
563 Datadog, Inc.
l
57,516
1,270 Descartes Systems Group, Inc.
l
133,845
1,843 DocuSign, Inc.
l
150,665
706 Dolby Laboratories, Inc. 54,214
3,420 Dynatrace Holdings, LLC
l
160,637
172 Elastic NV
l
14,826
91 Enphase Energy, Inc.
l
4,058

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.0% Value
Information Technology  2.4% - continued
263 Expensify, Inc.
l
$ 779
212 F5, Inc.
l
56,125
1,204 Fabrinet
l
246,892
94 Fair Isaac Corporation
l
187,030
81 FARO Technologies, Inc.
l
2,382
37 First Solar, Inc.
l
4,655
1,364 Flex, Ltd.
l
46,840
725 Fortinet, Inc.
l
75,226
3,728 Freshworks, Inc.
l
55,063
330 Gartner, Inc.
l
138,956
270 Gen Digital, Inc. 6,985
5,662 Gitlab, Inc.
l
264,246
653 Globant SA
l
76,773
1,793 Guidewire Software, Inc.
l
367,153
322 HubSpot, Inc.
l
196,903
1,005 Impinj, Inc.
l
92,591
329 International Business Machines
Corporation 79,559
133 IPG Photonics Corporation
l
7,965
129 Itron, Inc.
l
14,356
11,156 JFrog, Ltd.
l
376,738
293 Keysight Technologies, Inc.
l
42,602
321 Lam Research Corporation 23,006
3,885 Lattice Semiconductor
Corporation
l
190,093
648 Littelfuse, Inc. 118,137
22 MACOM Technology Solutions
Holdings, Inc.
l
2,283
1,446 Marvell Technology, Inc. 84,403
9,940 Microsoft Corporation 3,928,884
94 MicroStrategy, Inc.
l
35,730
96 Mirion Technologies, Inc.
l
1,515
645 MongoDB, Inc.
l
111,050
4 Monolithic Power Systems, Inc. 2,372
1,193 Motorola Solutions, Inc. 525,385
1,106 NetApp, Inc. 99,264
33,813 NVIDIA Corporation 3,682,912
112 Okta, Inc.
l
12,562
1,207 ON Semiconductor Corporation
l
47,918
2,267 Onto Innovation, Inc.
l
276,506
2,428 Palantir Technologies, Inc.
l
287,572
3,759 Pegasystems, Inc. 346,129
722 Plexus Corporation
l
88,395
66 Procore Technologies, Inc.
l
4,230
1,073 PTC, Inc.
l
166,283
398 Q2 Holdings, Inc.
l
31,542
1,299 Qorvo, Inc.
l
93,099
783 QUALCOMM, Inc. 116,244
2,102 Salesforce, Inc. 564,828
216 SAP SE ADR 63,113
659 ServiceNow, Inc.
l
629,352
555 Silicon Laboratories, Inc.
l
56,477
360 Skyworks Solutions, Inc. 23,141
93 TD SYNNEX Corporation 10,304
211 TE Connectivity plc 30,886
98 Teledyne Technologies, Inc.
l
45,671
318 Tenable Holdings, Inc.
l
9,721
7,286 Trimble, Inc.
l
452,752
12,381 TTM Technologies, Inc.
l
247,868
321 Tyler Technologies, Inc.
l
174,399
1,149 VeriSign, Inc.
l
324,156
96 Vontier Corporation 3,054
319 Zebra Technologies Corporation
l
79,852
Total 26,487,002
Shares Common Stock  10.0% Value
Materials  0.4%
552 Albemarle Corporation $ 32,320
108 Alcoa Corporation 2,649
7,976 Amcor plc
a
73,379
75 AptarGroup, Inc. 11,246
730 Aspen Aerogels, Inc.
l
3,942
885 Avient Corporation 29,479
3,214 Axalta Coating Systems, Ltd.
l
104,455
155 Balchem Corporation 24,265
1,547 Chemours Company 19,152
5,130 Constellium SE
l
51,864
420 Corteva, Inc. 26,036
7,878 DuPont de Nemours, Inc. 519,869
41 Eagle Materials, Inc. 9,282
813 Eastman Chemical Company 62,601
3,600 Ecolab, Inc. 905,148
3,238 Element Solutions, Inc. 66,088
569 FMC Corporation 23,852
279 Freeport-McMoRan, Inc. 10,052
2,409 Greif, Inc. 126,424
3,322 Hecla Mining Company 19,002
3,435 Ingevity Corporation
l
113,286
228 Innospec, Inc. 20,401
354 International Flavors & Fragrances,
Inc. 27,775
10,726 Ivanhoe Mines, Ltd.
a,l
95,232
344 Kaiser Aluminum Corporation 22,174
264 Koppers Holdings, Inc. 6,616
1,335 Linde plc 605,062
30 LyondellBasell Industries NV 1,746
638 Magnera Corporation
l
9,359
267 Martin Marietta Materials, Inc. 139,903
249 Minerals Technologies, Inc. 12,846
1,379 Mosaic Company 41,922
495 O-I Glass, Inc.
l
6,267
6,719 Olin Corporation 145,265
767 Packaging Corporation of America 142,363
196 PPG Industries, Inc. 21,337
310 Royal Gold, Inc. 56,640
961 RPM International, Inc. 102,587
530 Sealed Air Corporation 14,607
946 Sensient Technologies Corporation 88,877
689 Sonoco Products Company 28,249
1,307 Steel Dynamics, Inc. 169,531
147 Stepan Company 7,432
1,523 Trinseo plc 6,061
7,259 Tronox Holdings plc 39,271
262 United States Lime & Minerals, Inc. 24,500
859 United States Steel Corporation 37,547
164 Vulcan Materials Company 43,022
2,369 West Fraser Timber Company, Ltd. 175,259
Total 4,326,242
Real Estate  0.4%
758 Agree Realty Corporation 58,828
979 Alexandria Real Estate Equities,
Inc. 71,134
120 Alpine Income Property Trust, Inc. 1,854
1,291 Anywhere Real Estate, Inc.
l
4,467
1,265 Brixmor Property Group, Inc. 31,511
4,941 Broadstone Net Lease, Inc. 79,945
80 CareTrust REIT, Inc. 2,342
1,319 CBRE Group, Inc.
l
161,155
1,341 Chatham Lodging Trust 9,213
814 Colliers International Group, Inc. 97,167
1,945 Compass, Inc.
l
15,015

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.0% Value
Real Estate  0.4% - continued
1,853 CoStar Group, Inc.
l
$ 137,437
372 Cousins Properties, Inc. 10,245
1,353 Curbline Properties Corporation 30,970
13,482 Cushman and Wakefield plc
l
126,326
2,409 Douglas Elliman, Inc.
l
3,999
854 EPR Properties 42,265
47 Equinix, Inc. 40,455
20,471 Essential Properties Realty Trust,
Inc. 658,552
72 Essex Property Trust, Inc. 20,099
330 Extra Space Storage, Inc. 48,352
2,240 First Industrial Realty Trust, Inc. 106,579
1,880 Global Net Lease, Inc. 14,194
212 Host Hotels & Resorts, Inc. 2,994
83 Howard Hughes Holdings, Inc.
l
5,522
812 Independence Realty Trust, Inc. 15,777
4,030 Industrial Logistics Properties Trust 10,559
1,456 Innovative Industrial Properties,
Inc. 79,075
2,276 InvenTrust Properties Corporation 63,409
8,737 National Storage Affiliates Trust 325,016
2,622 NetSTREIT Corporation 42,660
9,314 Outfront Media, Inc. 140,921
8,207 Park Hotels & Resorts, Inc. 81,578
593 Peakstone Realty Trust 6,825
3,263 Pebblebrook Hotel Trust 29,530
191 RE/MAX Holdings, Inc.
l
1,461
7,625 RLJ Lodging Trust 53,451
234 RMR Group, Inc. 3,435
73 Ryman Hospitality Properties 6,420
31,933 Sabra Health Care REIT, Inc. 570,004
345 Safehold, Inc. 5,434
534 SBA Communications Corporation 129,976
664 Sila Realty Trust, Inc. 17,105
3,390 STAG Industrial, Inc. 111,972
9,884 Tanger, Inc. 311,445
3,866 Terreno Realty Corporation 217,772
35,409 Uniti Group, Inc. 174,212
818 Zillow Group, Inc., Class A
l
53,972
1,706 Zillow Group, Inc., Class C
l
114,865
Total 4,347,494
Utilities  0.3%
22,164 AES Corporation 221,640
1,387 Alliant Energy Corporation 84,663
382 American States Water Company 30,984
1,099 American Water Works Company,
Inc. 161,564
108 Artesian Resources Corporation 3,836
1,005 Black Hills Corporation 61,205
685 Brookfield Infrastructure
Corporation 25,646
38 Brookfield Renewable Corporation 1,081
185 California Water Service Group 9,370
2,319 CenterPoint Energy, Inc. 89,931
1,421 Clearway Energy, Inc., Class A 38,864
3,154 Clearway Energy, Inc., Class C 92,538
2,078 Edison International 111,194
605 Essential Utilities, Inc. 24,884
378 Eversource Energy 22,483
2,674 Hawaiian Electric Industries, Inc.
l
28,077
197 Middlesex Water Company 12,435
2,187 NiSource, Inc. 85,534
1,314 Northwestern Energy Group, Inc. 76,514
24 NRG Energy, Inc. 2,630
Shares Common Stock  10.0% Value
Utilities  0.3% - continued
13,872 PG&E Corporation $ 229,165
2,889 Portland General Electric
Company 121,685
1,769 Spire, Inc. 135,399
30,483 UGI Corporation 999,538
999 Vistra Energy Corporation 129,500
7,023 XPLR Infrastructure, LP 57,870
Total 2,858,230
Total Common Stock
(cost $89,213,841) 109,187,531
Shares Private Equity Funds 1.0% Value
Secondary  1.0%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,f,l
1,421,340
1 ASF IX, LP
*,f,l
1,577,780
1 ASF VIII Sidecar (Cayman), LP
*,f,l
435,649
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,f,l
1,356,394
1 LCP X (Offshore), LP
*,f,l
6,104,859
Total 10,896,022
Total Private Equity Funds
(cost $8,819,793) 10,896,022
Shares
Collateral Held for Securities
Loaned 0.4% Value
4,483,545 Thrivent Cash Management Trust 4,483,545
Total Collateral Held for
Securities Loaned
(cost $4,483,545) 4,483,545
Shares or
Principal
Amount Short-Term Investments 15.6% Value
Federal Home Loan Bank Discount
Notes
300,000 4.215%, 5/2/2025
m,n
299,929
2,600,000 4.236%, 5/28/2025
m,n
2,591,446
100,000 4.255%, 6/4/2025
m,n
99,594
3,700,000 4.203%, 6/6/2025
m,n
3,684,104
200,000 4.175%, 6/25/2025
m,n
198,700
100,000 4.210%, 7/10/2025
m,n
99,184
200,000 4.205%, 7/11/2025
m,n
198,344
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 4.100%, 6/10/2025
m,n
398,096
Federal National Mortgage
Association Discount Notes
900,000 4.215%, 5/5/2025
m,n
899,471
600,000 4.145%, 6/24/2025
m,n
596,168
200,000 4.140%, 7/10/2025
m,n
198,367
100,000 4.145%, 7/21/2025
m,n
99,057
State Street Institutional U.S.
Government Money Market
Fund
51,118,326 4.288%
m
51,118,326
Thrivent Core Short-Term Reserve
Fund
10,986,701 4.620% 109,867,009

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  15.6% Value
U.S. Treasury Bills
300,000 4.180%, 7/3/2025
m,o
$ 297,798
300,000 4.213%, 7/17/2025
m,o
297,317
Total Short-Term Investments
(cost $170,918,636) 170,942,910
Total Investments (cost
$1,009,167,658) 101.8% $1,115,842,708
Other Assets and Liabilities, Net
(1.8%) (19,817,592)
Total Net Assets 100.0% $1,096,025,116
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $63,088,216 or 5.8% of
total net assets.
c Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is insured or guaranteed.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of April 30,
2025 was $11,075,242 or 1.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of April 30,
2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 1,131,943
ASF IX, LP  3/18/2024 1,371,037
ASF VIII Sidecar (Cayman), LP  6/28/2024 376,123
Credit Suisse Group AG  9/15/2018 200,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,036,000
LCP X (Offshore), LP  10/25/2023 4,904,690
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 272,847
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,391,706
Common Stock 1,921,654
Total lending $4,313,360
Gross amount payable upon return of
collateral for securities loaned $4,483,545
Net amounts due to counterparty $170,185
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $139,407,441
Gross unrealized depreciation (35,948,694)
Net unrealized appreciation (depreciation) $103,458,747
Cost for federal income tax purposes $1,015,202,079

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,356,477 – 8,056,477 300,000
Basic Materials 3,795,602 – 3,795,602 –
Capital Goods 7,064,125 – 7,064,125 –
Collateralized Mortgage Obligations 17,437,844 – 16,987,844 450,000
Commercial Mortgage-Backed Securities 6,321,049 – 6,321,049 –
Communications Services 10,555,167 – 10,555,167 –
Consumer Cyclical 11,810,622 – 11,810,622 –
Consumer Non-Cyclical 12,929,665 – 12,929,665 –
Energy 8,692,418 – 8,692,418 –
Financials 34,394,724 – 34,394,724 –
Foreign Government 387,309 – 387,309 –
Mortgage-Backed Securities 118,455,116 – 118,455,116 –
Technology 8,278,473 – 8,278,473 –
Transportation 2,206,016 – 2,206,016 –
U.S. Government & Agencies 124,785,735 – 124,785,735 –
Utilities 7,582,475 – 7,582,475 –
Registered Investment Companies
U.S. Affiliated 365,978,730 365,978,730 – –
U.S. Unaffiliated 5,335,004 5,335,004 – –
Common Stock
Communications Services 6,491,636 6,491,636 – –
Consumer Discretionary 10,444,251 10,444,251 – –
Consumer Staples 3,611,015 3,611,015 – –
Energy 2,873,266 2,873,266 – –
Financials 17,498,486 17,498,486 – –
Health Care 14,473,895 14,473,895 – –
Industrials 15,776,014 15,583,631 192,383 –
Information Technology 26,487,002 26,487,002 – –
Materials 4,326,242 4,231,010 95,232 –
Real Estate 4,347,494 4,347,494 – –
Utilities 2,858,230 2,858,230 – –
Private Equity Funds
Secondary 10,896,022 – – 10,896,022
Short-Term Investments 61,075,901 51,118,326 9,957,575 –
Subtotal Investments in Securities $935,526,005 $531,331,976 $392,548,007 $11,646,022
Other Investments  * Total
Affiliated Short-Term Investments 109,867,009
U.S. Affiliated Registered Investment Cos. 65,966,149
Collateral Held for Securities Loaned 4,483,545
Subtotal Other Investments $180,316,703
Total Investments at Value $1,115,842,708
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,219,727 2,722,634 497,093 –
Total Return Swaps 31,265 – 31,265 –
Credit Default Swaps 84,824 – 84,824 –
Total Asset Derivatives $3,335,816 $2,722,634 $613,182 $–
Liability Derivatives
Futures Contracts 517,698 517,698 – –
Total Liability Derivatives $517,698 $517,698 $– $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $9,396,460 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 79 June 2025 $ 8,678,511 $ 186,770
CBOT 2-Yr. U.S. Treasury Note 155 June 2025 31,991,191 271,818
CBOT 5-Yr. U.S. Treasury Note 336 June 2025 35,984,075 705,549
CBOT U.S. Long Bond 96 June 2025 11,129,720 66,280
CME E-mini Russell 2000 Index 1 June 2025 100,880 (2,390)
CME E-mini S&P 500 Index 294 June 2025 82,008,408 120,492
CME Ultra Long Term U.S. Treasury Bond 92 June 2025 11,163,960 (29,085)
ICE mini MSCI EAFE Index 238 June 2025 29,346,128 340,802
ICE US mini MSCI Emerging Markets Index 35 June 2025 1,978,988 (36,488)
Ultra 10-Yr. U.S. Treasury Note 54 June 2025 6,078,084 117,572
Total Futures Long Contracts $ 218,459,945 $ 1,741,320
CME E-mini Russell 2000 Index (178) June 2025 ( $ 17,913,895) $ 382,675
CME E-mini S&P Mid-Cap 400 Index (90) June 2025 (26,250,875) 530,676
CME Euro Foreign Exchange Currency (94) June 2025 (12,921,765) (449,735)
Eurex Euro STOXX 50 Index (231) June 2025 (13,924,314) 497,093
Total Futures Short Contracts ( $ 71,010,849) $960,709
Total Futures Contracts $ 147,449,096 $2,702,029

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's credit default swap contracts held as of April 30, 2025. Investments totaling $595,115 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 5,234,000) $ – $ 84,824 $ 84,824
Total Credit Default Swaps $– $84,824 $84,824
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Conservative Allocation Fund's total return swap contracts held as of April 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 1,601,913 $ 31,265 $ – $ 31,265
Total Return Swaps $ 31,265 $ – $31,265
# Payment made on Termination Date

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Moderately Conservative
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,871,738
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 31,265
Total Equity Contracts 1,903,003
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,347,989
Total Interest Rate Contracts 1,347,989
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 84,824
Total Credit Contracts 84,824
Total Asset Derivatives $3,335,816
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 449,735
Total Foreign Exchange Contracts 449,735
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 29,085
Total Interest Rate Contracts 29,085
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 38,878
Total Equity Contracts 38,878
Total Liability Derivatives $517,698
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (3,034,573)
Total Interest Rate Contracts (3,034,573)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,817,825)
Total Equity Contracts (1,817,825)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 149,539
Total Foreign Exchange Contracts 149,539
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 10,687
Total Credit Contracts 10,687
Total ($4,692,172)

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (662,541)
Total Foreign Exchange Contracts (662,541)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,564,309
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 165,732
Total Equity Contracts 2,730,041
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,534,665
Total Interest Rate Contracts 3,534,665
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 84,824
Total Credit Contracts 84,824
Total $5,686,989
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended April 30,
2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $118,739,730
Futures - Short (58,314,057)
Total Return Swaps - Short (141,741)
Interest Rate Contracts
Futures - Long 107,147,743
Futures - Short (2,214,933)
Foreign Exchange Contracts
Futures - Short (12,653,838)
Credit Contracts
Credit Default Swaps - Sell Protection 16,111

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,148 $969 $2,250 $30,462 3,756 2.8%
Core Emerging Markets Equity 8,880 276 – 8,966 935 0.8
Core International Equity 16,133 538 10 17,601 1,540 1.6
Core Low Volatility Equity 693 55 – 731 62 0.1
Core Mid Cap Value 7,338 663 – 6,697 683 0.6
Core Small Cap Value 1,979 203 300 1,509 162 0.2
Global Stock, Class S 2,296 261 – 2,299 86 0.2
High Yield, Class S 23,812 736 968 23,194 5,575 2.1
Income, Class S 69,048 1,498 4,890 65,475 8,044 6.0
International Equity, Class S 25,647 742 – 27,568 2,420 2.5
Large Cap Growth, Class S 71,163 4,329 – 67,796 3,434 6.2
Large Cap Value, Class S 113,147 9,360 – 109,793 3,867 10.0
Mid Cap Stock, Class S 26,013 1,065 10 24,478 723 2.2
Short-Term Bond, Class S 39,091 773 2,407 37,792 3,026 3.4
Small Cap Stock, Class S 8,637 159 – 7,583 270 0.7
Total U.S. Affiliated Registered Investment
Companies 446,025 431,944 39.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 158,767 61,379 110,279 109,867 10,987 10.0
Total Affiliated Short-Term Investments 158,767 109,867 10.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,210 39,803 38,529 4,484 4,484 0.4
Total Collateral Held for Securities Loaned 3,210 4,484 0.4
Total Value $608,002 $546,295
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($479) $74 $– $969
Core Emerging Markets Equity – (190) – 277
Core International Equity (1) 941 – 538
Core Low Volatility Equity Fund – (17) 26 28
Core Mid Cap Value – (1,304) 521 142
Core Small Cap Value 75 (448) 173 29
Global Stock, Class S – (258) 218 43
High Yield, Class S (113) (273) – 736
Income, Class S (520) 339 – 1,502
International Equity, Class S – 1,179 – 743
Large Cap Growth, Class S – (7,696) 4,249 79
Large Cap Value, Class S – (12,714) 7,586 1,774
Mid Cap Stock, Class S 0 (2,590) 931 135
Short-Term Bond, Class S 9 326 – 774
Small Cap Stock, Class S – (1,213) 114 46
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 12 (12) – 3,151
Total Income/Non Cash Income from Affiliated Investments $10,966
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total ($1,017) ($23,856) $13,818

Money Market Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 4.6%
a
Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 10,000 4.227%  $ 10,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
84,830,000 4.242%  84,830,000
State Street Institutional U.S.
Government Money Market Fund
59,034,685 4.288%  59,034,685
Total 143,874,685
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 49.9%
a
Value
Federal Agricultural Mortgage
Corporation
3,500,000 0.750% , 5/5/2025 3,498,617
12,180,000
4.560% (SOFRRATE +
0.200%), 7/21/2025
b
12,180,000
5,000,000
4.560% (SOFRRATE +
0.200%), 8/7/2025
b
5,000,000
4,300,000
4.550% (FEDL 1M + 0.220%),
10/1/2025
b
4,302,093
13,150,000
4.380% (SOFRRATE +
0.020%), 11/14/2025
b
13,150,000
21,650,000
4.425% (SOFRRATE +
0.065%), 11/25/2025
b
21,650,000
18,270,000
4.380% (SOFRRATE +
0.020%), 12/8/2025
b
18,270,000
21,700,000
4.420% (SOFRRATE +
0.060%), 3/10/2026
b
21,700,000
22,250,000
4.505% (SOFRRATE +
0.145%), 1/22/2027
b
22,250,000
Federal Farm Credit Bank
8,700,000
4.380% (SOFRRATE +
0.020%), 5/2/2025
b
8,700,000
8,500,000
4.375% (SOFRRATE +
0.015%), 5/20/2025
b
8,500,000
21,500,000
4.370% (SOFRRATE +
0.010%), 6/26/2025
b
21,500,000
5,028,000
4.485% (FEDL 1M + 0.155%),
6/27/2025
b
5,028,441
17,250,000
4.405% (USBMMY 3M +
0.160%), 6/30/2025
b
17,249,371
8,600,000
4.400% (SOFRRATE +
0.040%), 7/29/2025
b
8,600,000
13,000,000
4.420% (SOFRRATE +
0.060%), 8/26/2025
b
13,000,000
4,300,000
4.450% (SOFRRATE +
0.090%), 8/26/2025
b
4,300,560
13,000,000
4.425% (SOFRRATE +
0.065%), 8/28/2025
b
13,000,000
30,300,000
4.425% (SOFRRATE +
0.065%), 9/5/2025
b
30,300,000
29,950,000
4.515% (SOFRRATE +
0.155%), 9/15/2025
b
29,958,858
8,400,000
4.490% (SOFRRATE +
0.130%), 10/3/2025
b
8,400,000
8,450,000
4.465% (FEDL 1M + 0.135%),
11/10/2025
b
8,449,231
8,700,000
4.430% (SOFRRATE +
0.070%), 11/17/2025
b
8,700,000
8,670,000
4.440% (SOFRRATE +
0.080%), 11/21/2025
b
8,670,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  49.9%
a
Value
$ 8,600,000
4.415% (SOFRRATE +
0.055%), 11/25/2025
b
$ 8,600,000
8,500,000
4.485% (SOFRRATE +
0.125%), 11/28/2025
b
8,500,000
21,550,000
4.415% (SOFRRATE +
0.055%), 12/2/2025
b
21,550,000
40,700,000
4.430% (SOFRRATE +
0.070%), 12/9/2025
b
40,700,000
22,000,000
4.440% (SOFRRATE +
0.080%), 12/12/2025
b
22,001,495
21,625,000
4.415% (SOFRRATE +
0.055%), 12/30/2025
b
21,625,000
3,500,000
4.450% (FEDL 1M + 0.120%),
1/8/2026
b
3,500,000
13,300,000
4.505% (SOFRRATE +
0.145%), 1/12/2026
b
13,307,081
8,550,000
4.480% (SOFRRATE +
0.120%), 1/27/2026
b
8,550,000
13,100,000
4.410% (SOFRRATE +
0.050%), 1/28/2026
b
13,100,000
4,300,000
4.450% (SOFRRATE +
0.090%), 1/28/2026
b
4,300,000
12,870,000
4.440% (SOFRRATE +
0.080%), 2/10/2026
b
12,870,000
17,200,000
4.415% (SOFRRATE +
0.055%), 2/13/2026
b
17,200,000
25,800,000
4.440% (SOFRRATE +
0.080%), 2/17/2026
b
25,800,000
10,000,000
4.440% (SOFRRATE +
0.080%), 3/4/2026
b
10,000,000
21,700,000
4.480% (FEDL 1M + 0.150%),
4/24/2026
b
21,700,000
21,500,000
4.415% (FEDL 1M + 0.085%),
5/7/2026
b
21,500,000
4,500,000
4.430% (SOFRRATE +
0.070%), 5/28/2026
b
4,500,000
8,570,000
4.455% (SOFRRATE +
0.095%), 6/3/2026
b
8,570,000
8,600,000
4.480% (SOFRRATE +
0.120%), 7/10/2026
b
8,600,000
4,350,000
4.495% (SOFRRATE +
0.135%), 10/21/2026
b
4,350,000
8,600,000
4.500% (SOFRRATE +
0.140%), 12/2/2026
b
8,600,000
9,250,000
4.505% (SOFRRATE +
0.145%), 1/21/2027
b
9,250,000
Federal Home Loan Bank
8,650,000
4.375% (SOFRRATE +
0.015%), 5/8/2025
b
8,650,000
21,750,000
4.355% (SOFRRATE +
-0.005%), 6/6/2025
b
21,750,000
8,650,000
4.390% (SOFRRATE +
0.030%), 6/10/2025
b
8,650,000
21,700,000
4.360% (SOFRRATE FLAT),
6/16/2025
b
21,700,370
8,400,000
4.475% (SOFRRATE +
0.115%), 6/16/2025
b
8,400,000
21,650,000
4.400% (SOFRRATE +
0.040%), 6/18/2025
b
21,650,000
21,400,000
4.385% (SOFRRATE +
0.025%), 6/23/2025
b
21,400,000
8,600,000
4.365% (SOFRRATE +
0.005%), 6/27/2025
b
8,600,000
8,100,000
4.520% (SOFRRATE +
0.160%), 7/14/2025
b
8,100,000

Money Market Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  49.9%
a
Value
$ 19,150,000
4.350% (SOFRRATE +
-0.010%), 7/15/2025
b
$ 19,150,000
13,500,000
4.385% (SOFRRATE +
0.025%), 7/18/2025
b
13,500,000
21,800,000
4.355% (SOFRRATE +
-0.005%), 7/28/2025
b
21,800,000
8,650,000
4.395% (SOFRRATE +
0.035%), 8/7/2025
b
8,650,000
13,000,000
4.340% (SOFRRATE +
-0.020%), 8/11/2025
b
13,000,000
21,800,000
4.360% (SOFRRATE FLAT),
8/14/2025
b
21,800,258
22,000,000
4.420% (SOFRRATE +
0.060%), 8/19/2025
b
22,000,000
4,350,000
4.410% (SOFRRATE +
0.050%), 8/21/2025
b
4,350,000
25,900,000
4.375% (SOFRRATE +
0.015%), 8/27/2025
b
25,900,000
21,800,000
4.365% (SOFRRATE +
0.005%), 9/4/2025
b
21,800,000
26,000,000
4.360% (SOFRRATE FLAT),
9/5/2025
b
26,000,000
21,700,000
4.345% (SOFRRATE +
-0.015%), 9/8/2025
b
21,700,000
41,600,000
4.355% (SOFRRATE +
-0.005%), 9/8/2025
b
41,600,000
13,000,000
4.360% (SOFRRATE FLAT),
9/8/2025
b
13,000,000
30,750,000
4.355% (SOFRRATE +
-0.005%), 9/9/2025
b
30,750,000
22,000,000
4.365% (SOFRRATE +
0.005%), 9/12/2025
b
22,000,000
13,000,000
4.425% (SOFRRATE +
0.065%), 9/16/2025
b
13,000,000
9,750,000
4.455% (SOFRRATE +
0.095%), 9/19/2025
b
9,751,722
34,600,000
4.350% (SOFRRATE +
-0.010%), 10/3/2025
b
34,600,000
21,700,000
4.350% (SOFRRATE +
-0.010%), 10/14/2025
b
21,700,000
21,700,000
4.350% (SOFRRATE +
-0.010%), 10/14/2025
b
21,700,000
21,700,000
4.360% (SOFRRATE FLAT),
10/14/2025
b
21,700,000
17,300,000
4.360% (SOFRRATE FLAT),
10/23/2025
b
17,300,000
21,700,000
4.355% (SOFRRATE +
-0.005%), 11/4/2025
b
21,700,000
12,500,000
4.365% (SOFRRATE +
0.005%), 11/12/2025
b
12,500,000
21,000,000
4.365% (SOFRRATE +
0.005%), 11/12/2025
b
21,000,000
21,700,000
4.360% (SOFRRATE FLAT),
11/17/2025
b
21,700,000
22,000,000
4.360% (SOFRRATE FLAT),
11/18/2025
b
22,000,000
17,350,000
4.445% (SOFRRATE +
0.085%), 11/21/2025
b
17,350,000
4,325,000
4.460% (SOFRRATE +
0.100%), 2/13/2026
b
4,325,000
12,900,000
4.490% (SOFRRATE +
0.130%), 2/20/2026
b
12,903,531
12,900,000
4.460% (SOFRRATE +
0.100%), 4/6/2026
b
12,900,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  49.9%
a
Value
$ 8,800,000
4.470% (SOFRRATE +
0.110%), 4/10/2026
b
$ 8,800,000
8,600,000
4.470% (SOFRRATE +
0.110%), 4/15/2026
b
8,600,000
9,000,000
4.475% (SOFRRATE +
0.115%), 7/16/2026
b
9,000,000
8,650,000
4.550% (SOFRRATE +
0.190%), 10/29/2026
b
8,650,000
15,585,000
4.535% (SOFRRATE +
0.175%), 12/16/2026
b
15,585,000
Federal Home Loan Mortgage
Corporation
4,350,000 4.200% , 8/28/2025 4,346,244
5,200,000
4.470% (SOFRRATE +
0.110%), 3/5/2026
b
5,200,000
Federal National Mortgage
Association
2,625,000 0.650% , 8/25/2025 2,595,013
Resolution Funding Corporation
STRIPS Zero Coupon
8,700,000 0.000% , 10/15/2025 8,527,722
U.S. International Development
Finance Corporation
1,512,000
4.500% (T-BILL 3M FLAT),
5/7/2025
b
1,512,000
2,250,000
4.500% (T-BILL 3M FLAT),
5/7/2025
b
2,250,000
1,093,750
4.500% (T-BILL 3M FLAT),
5/7/2025
b
1,093,750
2,620,014
4.500% (T-BILL 3M FLAT),
5/7/2025
b
2,620,014
5,990,342
4.500% (T-BILL 3M FLAT),
5/7/2025
b
5,990,342
1,142,089
4.500% (T-BILL 3M FLAT),
5/7/2025
b
1,142,089
7,117,005
4.550% (T-BILL 3M FLAT),
5/7/2025
b
7,117,005
974,615
4.560% (T-BILL 3M FLAT),
5/7/2025
b
974,615
767,310
4.560% (T-BILL 3M FLAT),
5/7/2025
b
767,310
3,805,002
4.560% (T-BILL 3M FLAT),
5/7/2025
b
3,805,002
1,937,500
4.560% (T-BILL 3M FLAT),
5/7/2025
b
1,937,500
310,250
4.560% (T-BILL 3M FLAT),
5/7/2025
b
310,250
631,579
4.560% (T-BILL 3M FLAT),
5/7/2025
b
631,579
3,700,000
4.560% (T-BILL 3M FLAT),
5/7/2025
b
3,700,000
1,539,000
4.560% (T-BILL 3M FLAT),
5/7/2025
b
1,539,000
3,971,520
4.570% (T-BILL 3M FLAT),
5/7/2025
b
3,971,520
2,962,880
4.570% (T-BILL 3M FLAT),
5/7/2025
b
2,962,880
3,372,000
4.570% (T-BILL 3M FLAT),
5/7/2025
b
3,372,000
2,360,400
4.570% (T-BILL 3M FLAT),
5/7/2025
b
2,360,400
3,984,128
4.570% (T-BILL 3M FLAT),
5/7/2025
b
3,984,128
12,608,000
4.570% (T-BILL 3M FLAT),
5/7/2025
b
12,608,000

Money Market Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

P i
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  49.9%
a
Value
$ 2,174,940
4.570% (T-BILL 3M FLAT),
5/7/2025
b
$ 2,174,940
2,563,208
4.570% (T-BILL 3M FLAT),
5/7/2025
b
2,563,208
3,152,000
4.570% (T-BILL 3M FLAT),
5/7/2025
b
3,152,000
1,684,906
4.570% (T-BILL 3M FLAT),
5/7/2025
b
1,684,906
8,565,000 5.240% , 7/1/2025 8,913,010
21,750,000 5.000% , 8/16/2025 22,517,000
2,697,475 4.260% , 9/30/2025 2,763,593
3,360,000 4.310% , 9/30/2025 3,442,357
2,340,000 4.310% , 9/30/2025 2,397,356
Total 1,562,623,361
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 14.1%
a
Value
Federal Farm Credit Bank
13,480,000 4.230% , 5/6/2025 13,472,080
23,800,000 4.233% , 5/16/2025 23,758,025
18,800,000 4.230% , 5/19/2025 18,760,238
8,200,000 4.240% , 5/21/2025 8,180,684
8,650,000 4.240% , 5/23/2025 8,627,587
13,000,000 4.230% , 5/30/2025 12,955,703
8,650,000 4.230% , 6/5/2025 8,614,427
8,700,000 4.180% , 6/18/2025 8,651,512
8,650,000 4.200% , 7/9/2025 8,580,368
4,350,000 4.190% , 8/12/2025 4,297,852
Federal Home Loan Bank
1,600,000 4.215% , 5/2/2025 1,599,813
5,000,000 4.230% , 5/7/2025 4,996,475
2,150,000 4.225% , 5/8/2025 2,148,234
28,970,000 4.229% , 5/9/2025 28,942,776
8,000,000 4.225% , 5/14/2025 7,987,794
21,700,000 4.200% , 5/15/2025 21,664,556
21,650,000 4.240% , 5/16/2025 21,611,752
34,300,000 4.224% , 5/21/2025 34,219,513
64,000,000 4.235% , 5/23/2025 63,834,378
8,650,000 4.230% , 5/27/2025 8,623,574
14,100,000 4.242% , 5/28/2025 14,055,139
13,000,000 4.245% , 5/30/2025 12,955,545
9,650,000 4.228% , 6/4/2025 9,611,462
28,500,000 4.220% , 6/13/2025 28,356,344
780,000 4.210% , 7/1/2025 774,436
8,650,000 4.215% , 7/16/2025 8,573,029
3,535,000 4.180% , 8/27/2025 3,486,567
Federal Home Loan Mortgage
Corporation
21,700,000 4.210% , 5/2/2025 21,697,462
7,003,000 4.230% , 5/6/2025 6,998,886
Federal National Mortgage
Association
2,250,000 4.200% , 5/1/2025 2,250,000
25,000,000 4.220% , 5/21/2025 24,941,389
Total 445,227,600
Principal
Amount
U.S. Government Agency
Repurchase Agreement,
collateralized only by U.S.
Government Agency securities,
U.S. Treasuries, and cash 8.8%
a
Value
RBC Dominion Securities
$ 275,000,000 4.330% , 5/1/2025
c
$ 275,000,000
Total 275,000,000
Principal
Amount U.S. Treasury Debt 23.6%
a
Value
U.S. Treasury Bills
17,050,000 4.222% , 5/1/2025 17,050,000
19,140,000 4.230% , 5/6/2025 19,128,755
33,950,000 4.225% , 5/8/2025 33,922,110
38,900,000 4.215% , 5/13/2025 38,845,329
47,600,000 4.233% , 5/15/2025 47,521,638
52,025,000 4.211% , 5/20/2025 51,909,367
43,100,000 4.231% , 5/22/2025 42,993,616
47,425,000 4.211% , 5/27/2025 47,280,760
21,450,000 4.235% , 5/29/2025 21,379,343
39,700,000 4.216% , 6/3/2025 39,546,579
13,000,000 4.218% , 6/5/2025 12,946,685
21,750,000 4.200% , 6/10/2025 21,648,490
30,650,000 4.213% , 6/12/2025 30,499,338
13,000,000 4.220% , 6/17/2025 12,928,377
4,300,000 4.202% , 6/20/2025 4,274,905
8,650,000 4.221% , 6/24/2025 8,595,233
13,000,000 4.235% , 6/26/2025 12,914,359
17,300,000 4.181% , 7/15/2025 17,149,310
13,000,000 4.191% , 7/22/2025 12,875,900
8,650,000 4.216% , 7/24/2025 8,564,907
13,000,000 4.191% , 7/29/2025 12,865,322
63,910,000 4.198% , 8/5/2025 63,194,602
5,000,000 4.161% , 8/7/2025 4,943,364
17,300,000 4.209% , 8/12/2025 17,091,691
25,975,000 4.190% , 8/14/2025 25,657,535
28,130,000 4.216% , 8/19/2025 27,767,590
44,650,000 4.203% , 8/26/2025 44,040,052
8,650,000 4.182% , 9/2/2025
d
8,530,438
U.S. Treasury Notes
13,000,000 4.625% , 6/30/2025 13,005,929
20,900,000
4.441% (USBMMY 3M +
0.170%), 10/31/2025
b
20,886,753
U.S. Treasury STRIPS Zero Coupon
500,000 0.000% , 8/31/2025 492,680
663,000 0.000% , 10/15/2025 650,034
1,046,000 0.000% , 11/30/2025 1,019,673
Total 742,120,664
Total Investments (at amortized
cost) 101.0% $3,168,846,310
Other Assets and Liabilities,
Net (1.0)% (31,512,243)
Total Net Assets 100.0% $3,137,334,067
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

Money Market Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

c Repurchase agreement dated April 30, 2025, $275,033,076
maturing May 1, 2025, collateralized by $280,533,739 U.S.
Government or related agency securities, 0.00%-7.50%,
due June 12, 2025 - May 15, 2058.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $3,168,846,310
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 143,874,685 143,874,685 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 1,562,623,361 – 1,562,623,361 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 445,227,600 – 445,227,600 –
U.S. Government Agency Repurchase
Agreement, collateralized only
by U.S. Government Agency
securities, U.S. Treasuries, and
cash 275,000,000 – 275,000,000 –
U.S. Treasury Debt 742,120,664 – 742,120,664 –
Total Investments at Amortized Cost $3,168,846,310 $143,874,685 $3,024,971,625 $–

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 81.9% Value
Asset-Backed Securities  10.0%
Anchorage Capital CLO 20, Ltd.
$ 2,100,000
7.470%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 2,066,289
Anchorage Capital CLO 21, Ltd.
1,500,000
6.170%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,485,193
Annisa CLO, Ltd.
1,075,000
5.770%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,073,388
Balboa Bay Loan Funding, Ltd.
1,500,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
1,466,556
1,000,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,000,023
Barings Loan Partners CLO, Ltd. 2
1,250,000
5.920%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,226,556
Business Jet Securities, LLC
896,266
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
877,461
1,276,391
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,292,829
991,973
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
985,076
CarVal CLO, Ltd.
1,100,000
7.972%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,100,117
Cascade Funding Mortgage Trust,
LLC
312,205
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
309,172
CIFC Funding, Ltd.
1,000,000
5.981%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2015-4A, Class A2R2
a,b
996,245
College Avenue Student Loans,
LLC
152,681
6.091%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
153,883
Dryden 85 CLO, Ltd.
2,865,000
6.356%,  (TSFR3M +
2.100%), 7/15/2037, Ser.
2020-85A, Class CR2
a,b
2,843,515
Education Funding Trust
565,096
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
534,282
GMAC Mortgage Corporation
Loan Trust
45,077
4.941%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
22,595
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
607,005
Principal
Amount Long-Term Fixed Income  81.9% Value
Asset-Backed Securities  10.0% - continued
$ 1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
$ 1,348,574
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,367,903
HTAP
952,690
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
948,574
HTAP Issuer Trust
1,401,837
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,389,477
KKR Static CLO I, Ltd.
2,000,000
5.720%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,981,004
Madison Park Funding XVIII, Ltd.
1,850,000
6.431%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
1,850,583
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,541,230
MFA Trust
2,266,683
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
2,271,346
Myers Park CLO, Ltd.
1,275,000
5.931%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
a,b
1,273,522
OZLM XVII, Ltd.
1,600,000
6.270%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
1,593,406
Pagaya AI Debt Grantor Trust
676,001
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
678,745
1,571,693
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,570,427
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
698,295
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
704,401
Palmer Square Loan Funding, Ltd.
1,750,000
6.806%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
1,714,969
1,250,000
5.956%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
1,227,456
1,450,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
1,416,831
PPM CLO 3, Ltd.
2,100,000
6.091%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
2,100,248
Pretium Mortgage Credit Partners,
LLC
1,159,003
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,d
1,168,284
2,000,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
1,977,799

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Asset-Backed Securities  10.0% - continued
$ 1,750,000
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d,e,f
$ 1,750,000
1,230,710
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,d
1,234,778
1,252,077
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
1,253,310
Radnor Re, Ltd.
2,000,000
7.220%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
2,014,667
RCO VII Mortgage, LLC
1,062,543
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
1,067,769
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
138,835
Rockford Tower CLO, Ltd.
2,000,000
6.156%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
1,992,986
Saxon Asset Securities Trust
335,413
2.769%,  8/25/2035, Ser.
2004-2, Class MF2
b
297,258
Sculptor CLO XXVIII, Ltd.
1,600,000
6.220%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,579,640
Signal Peak CLO 1, Ltd.
1,750,000
6.230%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,722,355
1,625,000
7.780%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
1,601,932
Stanwich Mortgage Loan
Company, LLC
53,410
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
53,469
Sunnova Hestia II Issuer, LLC
1,315,189
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,311,075
Symphony CLO XX, Ltd.
1,000,000
7.261%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
997,216
TCW CLO, Ltd.
1,250,000
6.082%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,241,864
3,090,000
6.020%,  (TSFR3M +
1.750%), 10/20/2037, Ser.
2024-3A, Class B
a,b
3,079,772
Unlock HEA Trust
1,276,442
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,275,594
1,422,246
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,421,496
1,303,163
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,281,249
Upstart Securitization Trust
93,367
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
93,509
Principal
Amount Long-Term Fixed Income  81.9% Value
Asset-Backed Securities  10.0% - continued
VERDE CLO, Ltd.
$ 2,100,000
7.456%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
$ 2,094,164
Vericrest Opportunity Loan
Transferee
1,238,531
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
1,237,680
1,564,166
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,563,542
114,471
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
114,397
1,591,970
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
1,590,542
239,135
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
238,876
1,158,922
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,157,436
255,716
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
251,059
Voya CLO, Ltd.
1,650,000
6.222%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,b
1,645,164
Whitebox CLO I, Ltd.
2,500,000
6.275%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
2,479,740
Wind River CLO, Ltd.
423,671
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
423,641
1,500,000
6.120%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
1,494,620
Zayo Issuer, LLC
1,000,000
5.648%,  3/20/2055, Ser.
2025-1A, Class A2
a
1,004,547
Total 86,869,146
Basic Materials  1.6%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
303,000 8.625%,  6/15/2029
a
312,762
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
a
297,495
ATI, Inc.
376,000 7.250%,  8/15/2030 391,051
Avient Corporation
308,000 6.250%,  11/1/2031
a
304,707
Axalta Coating Systems Dutch
Holding B BV
234,000 7.250%,  2/15/2031
a
242,300
Cascades, Inc./Cascades USA,
Inc.
404,000 5.125%,  1/15/2026
a
401,797
Celanese US Holdings, LLC
162,000 6.600%,  11/15/2028 163,773
140,000 6.500%,  4/15/2030 136,798
103,000 6.629%,  7/15/2032 101,264
66,000 6.750%,  4/15/2033 61,953

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Basic Materials  1.6% - continued
Cerdia Finanz GmbH
$ 352,000 9.375%,  10/3/2031
a
$ 354,200
Chemours Company
492,000 5.750%,  11/15/2028
a
445,664
Chevron Phillips Chemical
Company, LLC/Chevron Phillips
Chemical Company, LP
502,000 4.750%,  5/15/2030
a
505,368
Cleveland-Cliffs, Inc.
200,000 5.875%,  6/1/2027 197,312
495,000 4.625%,  3/1/2029
a,g
451,275
239,000 6.875%,  11/1/2029
a
231,478
182,000 4.875%,  3/1/2031
a
156,120
141,000 7.375%,  5/1/2033
a
132,549
182,000 6.250%,  10/1/2040
g
143,702
Consolidated Energy Finance SA
730,000 5.625%,  10/15/2028
a
568,115
CVR Partners, LP/CVR Nitrogen
Finance Corporation
300,000 6.125%,  6/15/2028
a
289,941
Eastman Chemical Company
397,000 5.000%,  8/1/2029 400,007
Ecolab, Inc.
194,000 2.125%,  2/1/2032 165,445
FMC Corporation
167,000 5.150%,  5/18/2026 167,207
FMG Resources August 2006, Pty.
Ltd.
101,000 4.500%,  9/15/2027
a
98,523
182,000 5.875%,  4/15/2030
a
179,936
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
a
217,574
Hecla Mining Company
215,000 7.250%,  2/15/2028 215,542
Hudbay Minerals, Inc.
304,000 4.500%,  4/1/2026
a
298,315
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
215,000 9.000%,  7/1/2028
a
215,221
INEOS Finance plc
541,000 7.500%,  4/15/2029
a
508,146
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
a
256,307
Magnera Corporation
445,000 7.250%,  11/15/2031
a
420,805
Mercer International, Inc.
216,000 5.125%,  2/1/2029 177,670
Methanex Corporation
270,000 5.125%,  10/15/2027 265,030
180,000 5.250%,  12/15/2029 170,966
Methanex US Operations, Inc.
188,000 6.250%,  3/15/2032
a
178,017
Mineral Resources, Ltd.
288,000 9.250%,  10/1/2028
a
272,366
122,000 8.500%,  5/1/2030
a
110,825
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
253,000 5.350%,  3/15/2034 257,211
Novelis Corporation
81,000 3.250%,  11/15/2026
a
78,555
Principal
Amount Long-Term Fixed Income  81.9% Value
Basic Materials  1.6% - continued
$ 155,000 4.750%,  1/30/2030
a
$ 144,132
190,000 3.875%,  8/15/2031
a
163,985
Olin Corporation
196,000 6.625%,  4/1/2033
a
185,975
Orbia Advance Corporation SAB
de CV
382,000 6.800%,  5/13/2030
a
381,744
Peabody Energy Corporation,
Convertible
282,000 3.250%,  3/1/2028 280,590
Sherwin-Williams Company
244,000 4.800%,  9/1/2031 244,278
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054
a
238,708
SNF Group SACA
512,000 3.375%,  3/15/2030
a
462,864
Steel Dynamics, Inc.
200,000 5.250%,  5/15/2035 198,142
SunCoke Energy, Inc.
608,000 4.875%,  6/30/2029
a
558,551
Taseko Mines, Ltd.
371,000 8.250%,  5/1/2030
a
374,601
Tronox, Inc.
184,000 4.625%,  3/15/2029
a
148,943
WR Grace Holdings, LLC
126,000 4.875%,  6/15/2027
a
121,980
Total 14,047,785
Capital Goods  3.0%
Advanced Drainage Systems, Inc.
369,000 6.375%,  6/15/2030
a
374,692
AECOM
48,000 5.125%,  3/15/2027 47,891
Amsted Industries, Inc.
65,000 4.625%,  5/15/2030
a
61,439
400,000 6.375%,  3/15/2033
a
401,801
Axon Enterprise, Inc.
172,000 6.125%,  3/15/2030
a
174,993
172,000 6.250%,  3/15/2033
a
175,307
Axon Enterprise, Inc., Convertible
101,000 0.500%,  12/15/2027 273,730
BAE Systems plc
200,000 5.500%,  3/26/2054
a
194,168
Beacon Roofing Supply, Inc.
279,000 6.750%,  4/30/2032
a
279,722
Boeing Company
161,000 6.858%,  5/1/2054 171,952
561,000 2.196%,  2/4/2026 549,651
220,000 3.250%,  3/1/2028 210,710
510,000 5.150%,  5/1/2030 514,859
81,000 6.528%,  5/1/2034 87,006
Bombardier, Inc.
272,000 6.000%,  2/15/2028
a
268,982
372,000 7.250%,  7/1/2031
a
380,874
514,000 7.000%,  6/1/2032
a,g
520,030
Brundage-Bone Concrete
Pumping Holdings, Inc.
144,000 7.500%,  2/1/2032
a
140,521
Builders FirstSource, Inc.
310,000 5.000%,  3/1/2030
a
297,431

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Capital Goods  3.0% - continued
$ 96,000 6.375%,  3/1/2034
a
$ 95,283
Camelot Return Merger Sub, Inc.
271,000 8.750%,  8/1/2028
a
235,014
Canpack SA/Canpack US, LLC
573,000 3.875%,  11/15/2029
a
524,495
Carrier Global Corporation
252,000 2.722%,  2/15/2030 232,672
Chart Industries, Inc.
554,000 7.500%,  1/1/2030
a
574,769
Clean Harbors, Inc.
367,000 6.375%,  2/1/2031
a
373,826
Clydesdale Acquisition Holdings,
Inc.
75,000 6.625%,  4/15/2029
a
75,550
81,000 8.750%,  4/15/2030
a
83,456
188,000 6.750%,  4/15/2032
a
192,230
Crown Cork & Seal Company, Inc.
257,000 7.375%,  12/15/2026 264,299
Deere & Company
210,000 5.700%,  1/19/2055 216,044
Emerson Electric Company
289,000 5.000%,  3/15/2035
g
293,228
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
558,000 6.625%,  12/15/2030
a
565,873
ESAB Corporation
329,000 6.250%,  4/15/2029
a
333,813
Fluor Corporation, Convertible
180,000 1.125%,  8/15/2029 189,360
General Dynamics Corporation
99,000 4.950%,  8/15/2035
e
99,328
GFL Environmental, Inc.
409,000 4.000%,  8/1/2028
a
389,597
H&E Equipment Services, Inc.
292,000 3.875%,  12/15/2028
a
290,762
Herc Holdings, Inc.
109,000 5.500%,  7/15/2027
a
107,778
295,000 6.625%,  6/15/2029
a
291,435
Holcim Finance US, LLC
267,000 5.400%,  4/7/2035
a
266,866
Honeywell International, Inc.
325,000 5.250%,  3/1/2054 304,721
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 294,963
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 213,279
Ingersoll Rand, Inc.
275,000 5.176%,  6/15/2029 280,417
80,000 5.700%,  8/14/2033 82,214
JBT Marel Corporation,
Convertible
129,000 0.250%,  5/15/2026 126,562
John Deere Capital Corporation
138,000 3.900%,  6/7/2032 131,493
79,000 5.150%,  9/8/2033 80,714
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 171,681
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 199,667
Principal
Amount Long-Term Fixed Income  81.9% Value
Capital Goods  3.0% - continued
Martin Marietta Materials, Inc.
$ 165,000 5.150%,  12/1/2034 $ 164,103
MKS Instruments, Inc., Convertible
441,000 1.250%,  6/1/2030
a
379,230
Mueller Water Products, Inc.
313,000 4.000%,  6/15/2029
a
293,866
Nesco Holdings II, Inc.
565,000 5.500%,  4/15/2029
a
512,124
New Enterprise Stone and Lime
Company, Inc.
602,000 5.250%,  7/15/2028
a
584,378
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 301,144
82,000 4.700%,  3/15/2033 81,014
OI European Group BV
394,000 4.750%,  2/15/2030
a
364,784
Owens-Brockway Glass Container,
Inc.
298,000 6.625%,  5/13/2027
a
297,249
146,000 7.375%,  6/1/2032
a,g
142,469
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 167,186
Patrick Industries, Inc., Convertible
91,000 1.750%,  12/1/2028
g
119,902
Quikrete Holdings, Inc.
705,000 6.375%,  3/1/2032
a
708,973
Republic Services, Inc.
156,000 5.000%,  12/15/2033 156,939
Resideo Funding, Inc.
379,000 6.500%,  7/15/2032
a
375,963
Reworld Holding Corporation
300,000 4.875%,  12/1/2029
a
280,313
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
a
356,675
RTX Corporation
248,000 5.750%,  1/15/2029 259,227
798,000 4.500%,  6/1/2042 693,151
Sealed Air Corporation/Sealed Air
Corporation (US)
290,000 6.125%,  2/1/2028
a
292,141
Smyrna Ready Mix Concrete, LLC
592,000 8.875%,  11/15/2031
a
607,381
Spirit AeroSystems, Inc.
752,000 4.600%,  6/15/2028 726,962
111,000 9.750%,  11/15/2030
a
122,867
SRM Escrow Issuer, LLC
132,000 6.000%,  11/1/2028
a
128,962
Standard Industries, Inc./NY
181,000 4.750%,  1/15/2028
a
177,134
181,000 3.375%,  1/15/2031
a
159,815
Textron, Inc.
221,000 3.650%,  3/15/2027 217,261
TopBuild Corporation
122,000 4.125%,  2/15/2032
a
109,789
Trane Technologies Financing, Ltd.
179,000 5.100%,  6/13/2034 179,540
TransDigm, Inc.
174,000 6.750%,  8/15/2028
a
177,496
604,000 7.125%,  12/1/2031
a
627,790
515,000 6.625%,  3/1/2032
a
527,542

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Capital Goods  3.0% - continued
$ 462,000 6.000%,  1/15/2033
a
$ 461,042
Trivium Packaging Finance
252,000 5.500%,  8/15/2026
a
249,524
United Rentals North America, Inc.
680,000 4.875%,  1/15/2028 670,337
340,000 4.000%,  7/15/2030 316,712
Veralto Corporation
167,000 5.350%,  9/18/2028 172,354
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,967
Waste Pro USA, Inc.
406,000 7.000%,  2/1/2033
a
414,234
WESCO Distribution, Inc.
184,000 6.375%,  3/15/2029
a
186,431
129,000 6.625%,  3/15/2032
a
131,222
160,000 6.375%,  3/15/2033
a
161,858
Total 25,827,199
Collateralized Mortgage Obligations  10.2%
A&D Mortgage Trust
556,845
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
565,249
974,478
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
986,454
1,023,523
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,026,416
ACRA Trust
1,672,398
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
1,679,552
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,d
1,380,187
Banc of America Alternative Loan
Trust
696,877
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 618,888
Banc of America Mortgage
Securities Trust
112,367
5.703%,  9/25/2035, Ser.
2005-H, Class 2A1
b
97,215
180,217
6.376%,  9/25/2035, Ser.
2005-H, Class 3A1
b
168,005
CAFL Issuer, LLC
1,655,779
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
1,651,722
CHNGE Mortgage Trust
1,160,951
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,126,629
543,211
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
543,324
452,596
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
453,919
1,223,726
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
1,218,901
601,604
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
608,015
758,952
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
760,426
CIM Trust
922,662
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
927,815
Principal
Amount Long-Term Fixed Income  81.9% Value
Collateralized Mortgage Obligations  10.2% -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 192,190
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 $ 188,851
784,793
5.287%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
691,916
COLT Mortgage Loan Trust
1,063,651
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
1,069,978
Countrywide Alternative Loan Trust
234,923
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 193,041
309,136
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 246,006
316,770
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 218,612
92,772
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 73,762
174,449
7.000%,  10/25/2037, Ser.
2007-24, Class A10 58,858
CSMC Trust
584,399
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
583,379
269,020
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
229,987
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
442,400
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 384,957
Federal Home Loan Mortgage
Corporation - REMIC
609,672
4.000%,  1/25/2051, Ser.
5249, Class LA 600,163
1,021,273
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 833,595
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,245,925
11,706,896
1.500%,  12/25/2050, Ser.
5107, Class IO
h
1,145,797
180,554
3.000%,  5/15/2027, Ser.
4046, Class GI
h
2,934
242,819
3.000%,  7/15/2027, Ser.
4084, Class NI
h
5,335
724,976
3.500%,  10/15/2032, Ser.
4119, Class KI
h
57,472
685,699
3.000%,  4/15/2033, Ser.
4203, Class DI
h
27,480
Federal Home Loan Mortgage
Corporation STRIPS
921,952
3.500%,  8/15/2035, Ser.
345, Class C8
h
86,965
Federal National Mortgage
Association - REMIC
1,300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,229,384
701,560
4.500%,  6/25/2052, Ser.
2022-43, Class MA 699,635
177,295
3.000%,  7/25/2027, Ser.
2012-73, Class DI
h
3,384
238,468
3.000%,  7/25/2027, Ser.
2012-74, Class AI
h
4,221
200,162
3.000%,  8/25/2027, Ser.
2012-95, Class HI
h
1,785

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Collateralized Mortgage Obligations  10.2% -
continued
$ 715,533
3.000%,  11/25/2027, Ser.
2012-121, Class BI
h
$ 15,703
559,150
3.000%,  12/25/2027, Ser.
2012-139, Class DI
h
11,509
188,535
2.500%,  1/25/2028, Ser.
2012-152, Class AI
h
3,853
470,480
3.000%,  1/25/2028, Ser.
2012-147, Class EI
h
8,899
172,299
3.000%,  2/25/2028, Ser.
2013-2, Class GI
h
4,150
409,765
3.000%,  3/25/2028, Ser.
2013-18, Class IL
h
8,780
356,850
2.500%,  6/25/2028, Ser.
2013-87, Class IW
h
8,864
88,362
3.000%,  11/25/2031, Ser.
2013-69, Class IO
h
344
622,123
3.000%,  2/25/2033, Ser.
2013-1, Class YI
h
45,826
First Horizon Alternative Mortgage
Securities Trust
93,884
5.532%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
87,074
Flagstar Mortgage Trust
1,356,332
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
1,173,973
1,550,895
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
1,262,041
676,419
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
608,030
GCAT Trust
2,047,878
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
2,077,876
802,039
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
753,886
1,533,574
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
1,540,103
GMAC Mortgage Corporation
Loan Trust
308,138
3.980%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
261,615
GMACM Mortgage Loan Trust
12,360
3.673%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
10,536
GS Mortgage-Backed Securities
Trust
1,281,479
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
1,282,220
Home Equity Asset Trust
1,006,464
5.761%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
961,445
Home RE, Ltd.
1,400,000
8.954%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,441,965
283,044
7.854%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
283,927
IndyMac IMJA Mortgage Loan
Trust
281,248
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 113,248
Principal
Amount Long-Term Fixed Income  81.9% Value
Collateralized Mortgage Obligations  10.2% -
continued
IndyMac INDA Mortgage Loan
Trust
$ 1,480,397
3.800%,  8/25/2036, Ser.
2006-AR1, Class A1
b
$ 1,136,939
J.P. Morgan Alternative Loan Trust
284,917
5.070%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
210,488
J.P. Morgan Mortgage Trust
396,818
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
341,905
873,276
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
868,038
150,458
6.231%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
142,531
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
1,416,522
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,717,106
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
1,240,358
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
1,013,043
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
1,631,740
Long Beach Mortgage Loan Trust
930,617
5.941%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
946,333
Merrill Lynch Alternative Note
Asset Trust
503,922
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 169,780
MFA Trust
248,115
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
242,281
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,808,454
MortgageIT Securities Corporation
Mortgage Loan Trust
1,461,947
4.901%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,256,110
NYMT Loan Trust
1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,161,755
1,750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
1,767,441
PMT Loan Trust
1,764,221
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,777,246
1,750,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
1,761,255
Pretium Mortgage Credit Partners,
LLC
917,277
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,d
916,799
900,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
894,901
PRKCM Trust
242,295
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
243,933

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Collateralized Mortgage Obligations  10.2% -
continued
$ 610,931
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
$ 623,289
PRPM Trust
510,000
6.290%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
506,855
PRPM, LLC
1,158,390
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
1,131,917
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
1,205,134
1,011,474
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
1,013,571
1,897,094
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
1,896,710
1,507,635
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
1,509,576
1,750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
1,756,173
1,500,000
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d,e
1,503,497
RCO IX Mortgage, LLC
950,000
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d,f
950,000
Residential Accredit Loans, Inc.
Trust
251,627
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 221,574
349,670
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 275,400
170,559
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 143,494
Residential Funding Mortgage
Security I Trust
198,153
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 158,079
Roc Mortgage Trust
173,513
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
173,218
1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
1,746,080
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
1,756,678
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
1,658,942
Sequoia Mortgage Trust
163,944
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
b
107,865
Structured Adjustable Rate
Mortgage Loan Trust
89,236
5.146%,  7/25/2035, Ser.
2005-15, Class 4A1
b
75,723
Toorak Mortgage Trust
1,300,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
1,305,995
1,750,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
1,748,048
Triangle Re, Ltd.
738,713
7.720%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
747,827
Principal
Amount Long-Term Fixed Income  81.9% Value
Collateralized Mortgage Obligations  10.2% -
continued
TVC Mortgage Trust
$ 1,550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
$ 1,544,220
Verus Securitization Trust
1,675,000
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
1,678,344
1,702,374
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
1,483,031
663,156
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
593,975
848,357
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
849,807
Vontive Mortgage Trust
1,325,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,335,468
Washington Mutual Mortgage
Pass-Through Certificates
298,002
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 256,576
Total 88,284,030
Commercial Mortgage-Backed Securities  1.8%
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,004,213
BANK 2018-BNK12
1,750,000
4.472%,  5/15/2061, Ser.
2018-BN12, Class AS
b
1,707,262
BANK 2022-BNK39
13,380,169
0.526%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,h
320,114
BANK 2025-BNK49
7,198,102
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,h
354,215
BBCMS Mortgage Trust
7,104,963
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,h
493,216
Benchmark Mortgage Trust
1,350,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM 1,403,498
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
2,267,848
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
479,006
Home Partners of America Trust
1,250,946
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,097,092
HTAP Issuer Trust
1,735,909
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,709,518
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,175,219
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,259,855

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Commercial Mortgage-Backed Securities  1.8%
- continued
Velocity Commercial Capital Loan
Trust
$ 675,232
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
$ 680,220
1,010,077
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
1,021,351
808,878
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
829,259
Total 15,801,886
Communications Services  3.7%
AMC Networks, Inc.
93,000 10.250%,  1/15/2029
a
95,551
American Tower Corporation
247,000 4.400%,  2/15/2026 246,666
144,000 1.450%,  9/15/2026 138,093
243,000 5.500%,  3/15/2028 249,950
160,000 5.800%,  11/15/2028 166,624
192,000 3.800%,  8/15/2029 185,608
333,000 5.000%,  1/31/2030 338,288
467,000 4.900%,  3/15/2030 471,610
AppLovin Corporation
370,000 5.500%,  12/1/2034 369,632
AT&T, Inc.
300,000 5.700%,  3/1/2057 284,664
792,000 3.550%,  9/15/2055 530,384
433,000 4.300%,  2/15/2030 429,579
158,000 5.400%,  2/15/2034 161,344
Bell Telephone Company of
Canada
153,000 7.000%,  9/15/2055
b
151,828
157,000 5.100%,  5/11/2033 155,475
Cable One, Inc., Convertible
84,000 1.125%,  3/15/2028 67,200
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
249,660
515,000 5.125%,  5/1/2027
a
507,955
178,000 5.000%,  2/1/2028
a
173,666
145,000 5.375%,  6/1/2029
a
141,837
351,000 6.375%,  9/1/2029
a
354,145
1,120,000 4.750%,  3/1/2030
a
1,057,319
161,000 4.500%,  8/15/2030
a
149,502
351,000 4.250%,  2/1/2031
a
317,137
119,000 4.750%,  2/1/2032
a
107,690
472,000 4.250%,  1/15/2034
a
397,607
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
840,000 4.200%,  3/15/2028 825,402
221,000 5.050%,  3/30/2029 220,729
234,000 6.550%,  6/1/2034 241,316
Clear Channel Outdoor Holdings,
Inc.
360,000 5.125%,  8/15/2027
a
350,023
258,000 7.875%,  4/1/2030
a
258,115
Comcast Corporation
483,000 5.650%,  6/1/2054 466,340
476,000 3.400%,  4/1/2030 453,962
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 198,863
Principal
Amount Long-Term Fixed Income  81.9% Value
Communications Services  3.7% - continued
$ 114,000 4.900%,  9/1/2029 $ 114,276
Deluxe Corporation
419,000 8.125%,  9/15/2029
a
419,563
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 587,093
DIRECTV Financing, LLC
93,000 8.875%,  2/1/2030
a
88,739
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,249,000 5.875%,  8/15/2027
a
1,207,126
226,000 10.000%,  2/15/2031
a
214,021
FiberCop SPA
630,000 6.000%,  9/30/2034
a
581,787
Frontier Communications
Holdings, LLC
427,000 5.875%,  10/15/2027
a
426,517
GCI, LLC
483,000 4.750%,  10/15/2028
a
456,938
Gray Media, Inc.
154,000 10.500%,  7/15/2029
a,g
158,078
Iliad Holding SASU
476,000 8.500%,  4/15/2031
a
502,100
254,000 7.000%,  4/15/2032
a
257,462
LCPR Senior Secured Financing
DAC
349,000 6.750%,  10/15/2027
a
286,851
Level 3 Financing, Inc.
94,000 3.625%,  1/15/2029
a
72,615
180,254 10.500%,  4/15/2029
a
199,583
189,000 4.875%,  6/15/2029
a
164,902
180,255 11.000%,  11/15/2029
a
201,435
265,000 10.500%,  5/15/2030
a
286,483
89,000 10.750%,  12/15/2030
a
98,532
218,000 4.000%,  4/15/2031
a
170,092
Lumen Technologies, Inc.
104,562 4.125%,  4/15/2030
a
97,765
McGraw-Hill Education, Inc.
541,000 5.750%,  8/1/2028
a
529,968
Meta Platforms, Inc.
333,000 5.550%,  8/15/2064 320,328
169,000 3.850%,  8/15/2032 161,251
342,000 4.750%,  8/15/2034 340,622
Nexstar Media, Inc.
221,000 5.625%,  7/15/2027
a
218,934
282,000 4.750%,  11/1/2028
a,g
265,549
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
260,000 4.625%,  3/15/2030
a,g
240,265
Paramount Global
351,000 6.375%,  3/30/2062
b
337,636
Playtika Holding Corporation
422,000 4.250%,  3/15/2029
a
370,376
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,b
199,611
141,000 7.000%,  4/15/2055
b
142,053
351,000 7.125%,  4/15/2055
b
349,727
266,000 5.000%,  2/15/2029 268,282
Sinclair Television Group, Inc.
91,000 8.125%,  2/15/2033
a
90,077

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Communications Services  3.7% - continued
Sirius XM Radio, LLC
$ 416,000 5.000%,  8/1/2027
a
$ 410,998
510,000 4.000%,  7/15/2028
a
479,771
130,000 4.125%,  7/1/2030
a
116,318
Snap, Inc., Convertible
231,000 0.500%,  5/1/2030
a
188,843
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 546,554
220,000 8.750%,  3/15/2032 264,063
Take-Two Interactive Software, Inc.
172,000 5.600%,  6/12/2034 175,146
TEGNA, Inc.
566,000 4.625%,  3/15/2028 540,798
Telecom Italia Capital SA
92,000 6.000%,  9/30/2034
g
88,797
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 149,106
344,000 5.250%,  6/15/2055 307,799
338,000 3.375%,  4/15/2029 321,828
240,000 5.125%,  5/15/2032 242,656
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
73,000 10.500%,  2/15/2028
a
77,510
557,000 4.750%,  4/15/2028
a
533,086
216,000 6.500%,  2/15/2029
a,g
197,603
Univision Communications, Inc.
74,000 8.000%,  8/15/2028
a
71,880
594,000 4.500%,  5/1/2029
a
509,365
270,000 7.375%,  6/30/2030
a
245,928
179,000 8.500%,  7/31/2031
a
169,026
Verizon Communications, Inc.
207,000 5.500%,  2/23/2054 198,565
552,000 3.150%,  3/22/2030 519,504
296,000 2.355%,  3/15/2032 252,655
230,000 4.780%,  2/15/2035 223,617
383,000 5.250%,  4/2/2035 384,967
Viasat, Inc.
188,000 5.625%,  4/15/2027
a,g
184,175
Virgin Media Finance plc
214,000 5.000%,  7/15/2030
a,g
187,616
Virgin Media Secured Finance plc
460,000 5.500%,  5/15/2029
a
442,894
Virgin Media Vendor Financing
Notes IV DAC
230,000 5.000%,  7/15/2028
a
222,444
VMED O2 UK Financing I plc
192,000 7.750%,  4/15/2032
a
193,721
Vodafone Group plc
193,000 4.125%,  6/4/2081
b
171,463
270,000 5.125%,  6/4/2081
b
200,739
175,000 5.875%,  6/28/2064 165,244
352,000 7.000%,  4/4/2079
b
361,662
VZ Secured Financing BV
388,000 5.000%,  1/15/2032
a
338,587
Walt Disney Company
123,000 3.800%,  3/22/2030 120,396
Warnermedia Holdings, Inc.
744,000 4.279%,  3/15/2032 637,073
Principal
Amount Long-Term Fixed Income  81.9% Value
Communications Services  3.7% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 245,000 8.250%,  10/1/2031
a
$ 250,811
Zegona Finance plc
170,000 8.625%,  7/15/2029
a
180,781
Ziggo Bond Company BV
217,000 5.125%,  2/28/2030
a
192,375
Ziggo BV
198,000 4.875%,  1/15/2030
a
182,287
Total 32,189,052
Consumer Cyclical  5.0%
1011778 B.C., ULC/New Red
Finance, Inc.
127,000 3.875%,  1/15/2028
a
121,945
281,000 4.375%,  1/15/2028
a
272,035
190,000 6.125%,  6/15/2029
a
193,005
328,000 5.625%,  9/15/2029
a
326,914
Adient Global Holdings, Ltd.
123,000 8.250%,  4/15/2031
a,g
121,763
188,000 7.500%,  2/15/2033
a
178,145
ADT Security Corporation
149,000 4.125%,  8/1/2029
a
140,600
149,000 4.875%,  7/15/2032
a
140,515
Alimentation Couche-Tard, Inc.
279,000 5.617%,  2/12/2054
a
256,578
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
893,000 4.625%,  6/1/2028
a
855,091
30,000 4.625%,  6/1/2028
a
28,833
Allison Transmission, Inc.
142,000 3.750%,  1/30/2031
a
127,571
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 129,170
164,000 4.700%,  12/1/2032 166,317
American Axle & Manufacturing,
Inc.
516,000 5.000%,  10/1/2029
g
452,530
American Honda Finance
Corporation
241,000 4.900%,  1/10/2034
g
236,552
Asbury Automotive Group, Inc.
313,000 5.000%,  2/15/2032
a
285,246
Ashton Woods USA, LLC/Ashton
Woods Finance Company
310,000 4.625%,  8/1/2029
a
286,821
156,000 4.625%,  4/1/2030
a
143,010
Aston Martin Capital Holdings, Ltd.
320,000 10.000%,  3/31/2029
a
274,940
Bath & Body Works, Inc.
148,000 6.950%,  3/1/2033 146,551
Belron UK Finance plc
355,000 5.750%,  10/15/2029
a
354,548
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 126,390
Boyd Gaming Corporation
480,000 4.750%,  6/15/2031
a
447,497
Boyne USA, Inc.
297,000 4.750%,  5/15/2029
a
282,640

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Cyclical  5.0% - continued
Brinker International, Inc.
$ 186,000 8.250%,  7/15/2030
a
$ 195,141
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
273,000 4.875%,  2/15/2030
a
237,660
Burlington Stores, Inc., Convertible
101,000 1.250%,  12/15/2027 129,381
Caesars Entertainment, Inc.
2,000 8.125%,  7/1/2027
a
2,006
799,000 4.625%,  10/15/2029
a,g
737,600
220,000 6.500%,  2/15/2032
a
221,152
201,000 6.000%,  10/15/2032
a,g
189,491
Carnival Corporation
436,000 7.625%,  3/1/2026
a
436,560
785,000 5.750%,  3/1/2027
a
782,226
179,000 4.000%,  8/1/2028
a
170,721
114,000 6.000%,  5/1/2029
a
113,328
140,000 6.125%,  2/15/2033
a
138,816
Carnival Corporation, Convertible
329,000 5.750%,  12/1/2027 526,071
Carvana Company
73,050
9.000%,PIK 0.000%,
12/1/2028
a,i
75,099
211,000 11.000%,  6/1/2030
a
223,416
204,000 9.000%,  6/1/2031
a
229,613
Churchill Downs, Inc.
290,000 4.750%,  1/15/2028
a
281,024
223,000 6.750%,  5/1/2031
a
225,225
Clarios Global, LP/Clarios US
Finance Company, Inc.
247,000 6.750%,  5/15/2028
a
250,858
Cracker Barrel Old Country Store,
Inc., Convertible
38,000 0.625%,  6/15/2026 36,290
Crocs, Inc.
179,000 4.250%,  3/15/2029
a
166,123
Cushman & Wakefield US
Borrower, LLC
90,000 6.750%,  5/15/2028
a
90,420
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
153,334
Dana, Inc.
180,000 5.625%,  6/15/2028 178,496
267,000 4.500%,  2/15/2032
g
240,280
DraftKings Holdings, Inc.,
Convertible
423,000 Zero Coupon,  3/15/2028 371,115
eG Global Finance plc
90,000 12.000%,  11/30/2028
a
98,985
Expedia Group, Inc.
512,000 5.400%,  2/15/2035 504,004
Expedia Group, Inc., Convertible
168,000 Zero Coupon,  2/15/2026
g
163,878
EZCORP, Inc., Convertible
81,000 3.750%,  12/15/2029
a
131,868
Ford Motor Company, Convertible
343,000 Zero Coupon,  3/15/2026 337,169
Ford Motor Credit Company, LLC
266,000 5.850%,  5/17/2027 264,835
255,000 2.900%,  2/10/2029 226,860
Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Cyclical  5.0% - continued
$ 275,000 7.122%,  11/7/2033 $ 276,942
Forestar Group, Inc.
331,000 6.500%,  3/15/2033
a
321,909
FORVIA SE
300,000 8.000%,  6/15/2030
a
298,673
Gap, Inc.
130,000 3.625%,  10/1/2029
a
117,538
300,000 3.875%,  10/1/2031
a
257,018
Garrett Motion Holdings, Inc./
Garrett LX I SARL
256,000 7.750%,  5/31/2032
a
255,485
General Motors Financial
Company, Inc.
135,000 2.750%,  6/20/2025 134,582
250,000 5.800%,  6/23/2028 255,035
204,000 5.800%,  1/7/2029 208,208
412,000 4.900%,  10/6/2029 405,146
160,000 5.700%,  9/30/2030
b,j
150,447
121,000 5.750%,  2/8/2031 122,147
184,000 5.625%,  4/4/2032 182,586
306,000 5.950%,  4/4/2034 304,600
Genting New York, LLC/GENNY
Capital, Inc.
296,000 7.250%,  10/1/2029
a
295,802
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
150,000 8.750%,  1/15/2032
a
120,156
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
180,000 3.500%,  3/1/2029
a
167,674
Goodyear Tire & Rubber Company
180,000 4.875%,  3/15/2027 177,370
185,000 5.000%,  7/15/2029 175,964
Group 1 Automotive, Inc.
110,000 6.375%,  1/15/2030
a
111,124
Hanesbrands, Inc.
201,000 9.000%,  2/15/2031
a,g
208,235
Harley-Davidson Financial
Services, Inc.
264,000 5.950%,  6/11/2029
a
262,910
Hilton Domestic Operating
Company, Inc.
513,000 4.875%,  1/15/2030 502,711
90,000 4.000%,  5/1/2031
a
82,539
519,000 3.625%,  2/15/2032
a
459,099
Home Depot, Inc.
181,000 5.300%,  6/25/2054 171,820
181,000 5.400%,  6/25/2064 171,802
208,000 3.250%,  4/15/2032 190,488
Hyundai Capital America
115,000 5.500%,  3/30/2026
a
115,659
221,000 3.000%,  2/10/2027
a
214,261
166,000 6.500%,  1/16/2029
a
173,335
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a
201,933
International Game Technology plc
641,000 5.250%,  1/15/2029
a
626,663
Jacobs Entertainment, Inc.
300,000 6.750%,  2/15/2029
a
273,000
K Hovnanian Enterprises, Inc.
246,000 11.750%,  9/30/2029
a
260,630

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Cyclical  5.0% - continued
KB Home
$ 440,000 4.800%,  11/15/2029 $ 424,656
177,000 4.000%,  6/15/2031 159,517
L Brands, Inc.
699,000 6.625%,  10/1/2030
a
711,307
248,000 6.875%,  11/1/2035 248,052
Las Vegas Sands Corporation
168,000 5.900%,  6/1/2027 170,167
LCI Industries, Convertible
138,000 3.000%,  3/1/2030
a
127,305
Life Time, Inc.
263,000 6.000%,  11/15/2031
a
262,175
Light & Wonder International, Inc.
165,000 7.250%,  11/15/2029
a
168,218
Live Nation Entertainment, Inc.
201,000 4.750%,  10/15/2027
a
196,740
Live Nation Entertainment, Inc.,
Convertible
206,000 3.125%,  1/15/2029 289,739
265,000 2.875%,  1/15/2030
a
274,010
Lowe's Companies, Inc.
335,000 4.500%,  4/15/2030 333,784
Macy's Retail Holdings, LLC
193,000 5.875%,  4/1/2029
a,g
183,024
179,000 6.125%,  3/15/2032
a,g
161,171
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 166,459
282,000 5.100%,  4/15/2032 281,697
Marriott Vacations Worldwide
Corporation, Convertible
118,000 Zero Coupon,  1/15/2026 112,548
92,000 3.250%,  12/15/2027 83,996
Match Group Holdings II, LLC
392,000 4.125%,  8/1/2030
a
354,475
Mattamy Group Corporation
411,000 5.250%,  12/15/2027
a
399,235
McDonald's Corporation
152,000 4.950%,  8/14/2033 153,449
Melco Resorts Finance, Ltd.
498,000 5.375%,  12/4/2029
a
449,383
460,000 7.625%,  4/17/2032
a
443,792
Meritage Homes Corporation
357,000 5.650%,  3/15/2035 348,246
Meritage Homes Corporation,
Convertible
88,000 1.750%,  5/15/2028
a
85,448
MGM Resorts International
191,000 6.125%,  9/15/2029 190,136
Michaels Companies, Inc.
265,000 5.250%,  5/1/2028
a
138,086
NCL Corporation, Ltd.
35,000 5.875%,  3/15/2026
a
34,821
431,000 5.875%,  2/15/2027
a
428,990
392,000 6.750%,  2/1/2032
a
382,764
Nissan Motor Company, Ltd.
367,000 4.810%,  9/17/2030
a,g
339,136
PENN Entertainment, Inc.
450,000 4.125%,  7/1/2029
a,g
394,703
Phinia, Inc.
271,000 6.625%,  10/15/2032
a
265,914
Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Cyclical  5.0% - continued
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
$ 147,000 5.750%,  4/15/2026
a
$ 146,854
Rakuten Group, Inc.
269,000 11.250%,  2/15/2027
a
287,485
310,000 9.750%,  4/15/2029
a
326,991
250,000 8.125%,  12/15/2029
a,b,j
235,150
Raven Acquisition Holdings, LLC
344,000 6.875%,  11/15/2031
a
335,519
Royal Caribbean Cruises, Ltd.
792,000 4.250%,  7/1/2026
a
781,168
122,000 5.625%,  9/30/2031
a
121,062
S&S Holdings, LLC
346,008 8.375%,  10/1/2031
a
325,160
Saks Global Enterprises, LLC
181,000 11.000%,  12/15/2029
a
109,783
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
5,000 6.625%,  3/1/2030
a
4,759
SeaWorld Parks and
Entertainment, Inc.
432,000 5.250%,  8/15/2029
a
410,604
Service Corporation International/
US
180,000 3.375%,  8/15/2030 161,160
127,000 4.000%,  5/15/2031 115,957
286,000 5.750%,  10/15/2032 282,351
Six Flags Entertainment
Corporation
98,000 7.000%,  7/1/2025
a,g
98,073
90,000 7.250%,  5/15/2031
a
91,236
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
90,000 5.375%,  4/15/2027 89,562
497,000 5.250%,  7/15/2029 472,503
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
90,000 6.625%,  5/1/2032
a
90,807
Sonic Automotive, Inc.
375,000 4.875%,  11/15/2031
a
342,362
Staples, Inc.
201,000 10.750%,  9/1/2029
a
174,149
Station Casinos, LLC
422,000 4.625%,  12/1/2031
a
381,476
Stellantis Finance US, Inc.
431,000 5.750%,  3/18/2030
a
431,169
200,000 6.450%,  3/18/2035
a
196,401
Tenneco, Inc.
386,000 8.000%,  11/17/2028
a
368,751
Toyota Motor Credit Corporation
162,000 5.550%,  11/20/2030 170,200
175,000 4.800%,  1/5/2034 174,063
Tractor Supply Company
151,000 5.250%,  5/15/2033 151,634
Uber Technologies, Inc.
255,000 5.350%,  9/15/2054 233,547
315,000 4.800%,  9/15/2034 305,173

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Cyclical  5.0% - continued
Uber Technologies, Inc.,
Convertible
$ 148,000 Zero Coupon,  12/15/2025 $ 165,612
292,000 0.875%,  12/1/2028 382,666
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
501,337
Victoria's Secret & Company
539,000 4.625%,  7/15/2029
a,g
469,926
Viking Cruises, Ltd.
923,000 5.875%,  9/15/2027
a
921,127
Volkswagen Group of America
Finance, LLC
68,000 3.350%,  5/13/2025
a
67,968
Walgreens Boots Alliance, Inc.
121,000 4.100%,  4/15/2050
g
105,674
218,000 3.200%,  4/15/2030 205,136
Walmart, Inc.
250,000 4.900%,  4/28/2035 253,238
Wayfair, LLC
123,000 7.250%,  10/31/2029
a
112,348
283,000 7.750%,  9/15/2030
a
258,189
Wyndham Hotels & Resorts, Inc.
282,000 4.375%,  8/15/2028
a
270,867
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
a
145,584
165,000 7.125%,  2/15/2031
a
170,208
Yum! Brands, Inc.
536,000 4.750%,  1/15/2030
a
520,216
ZF North America Capital, Inc.
303,000 7.125%,  4/14/2030
a
278,762
188,000 6.750%,  4/23/2030
a
171,563
Total 43,656,416
Consumer Non-Cyclical  4.8%
1261229 B.C., Ltd.
347,000 10.000%,  4/15/2032
a
339,773
AbbVie, Inc.
406,000 5.500%,  3/15/2064 390,146
607,000 4.500%,  5/14/2035 581,592
247,000 5.350%,  3/15/2044 238,899
Acadia Healthcare Company, Inc.
270,000 5.000%,  4/15/2029
a
255,247
224,000 7.375%,  3/15/2033
a
223,805
AdaptHealth, LLC
797,000 4.625%,  8/1/2029
a
712,592
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
331,000 4.625%,  1/15/2027
a
327,256
601,000 3.500%,  3/15/2029
a
560,560
76,000 6.250%,  3/15/2033
a
77,106
Altria Group, Inc.
166,000 6.200%,  11/1/2028 175,219
Amgen, Inc.
247,000 5.150%,  3/2/2028 252,471
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 299,542
487,000 5.000%,  6/15/2034
g
491,088
Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Non-Cyclical  4.8% - continued
ANI Pharmaceuticals, Inc.,
Convertible
$ 113,000 2.250%,  9/1/2029
a,g
$ 132,095
AstraZeneca Finance, LLC
258,000 5.000%,  2/26/2034 260,521
BAT Capital Corporation
376,000 6.250%,  8/15/2055 367,262
202,000 6.343%,  8/2/2030 215,906
141,000 7.750%,  10/19/2032 161,157
Bausch + Lomb Corporation
106,000 8.375%,  10/1/2028
a
110,113
Bausch Health Companies, Inc.
413,000 4.875%,  6/1/2028
a
335,418
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 166,161
221,000 2.823%,  5/20/2030 202,229
BellRing Brands, Inc.
149,000 7.000%,  3/15/2030
a
154,593
BioMarin Pharmaceutical, Inc.,
Convertible
223,000 1.250%,  5/15/2027 207,167
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 198,909
Bristol-Myers Squibb Company
331,000 5.550%,  2/22/2054 318,887
166,000 5.750%,  2/1/2031 176,679
82,000 5.900%,  11/15/2033 87,504
Bunge, Ltd. Finance Corporation
99,000 4.650%,  9/17/2034 96,024
Campbell's Company
526,000 5.400%,  3/21/2034 530,214
Cargill, Inc.
288,000 2.125%,  11/10/2031
a
248,163
672,000 5.125%,  2/11/2035
a
673,413
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
166,000 9.500%,  10/15/2029
a
142,457
Cencora, Inc.
334,000 5.150%,  2/15/2035 334,582
Central Garden & Pet Company
244,000 4.125%,  10/15/2030 223,476
Champ Acquisition Corporation
150,000 8.375%,  12/1/2031
a
158,022
Chefs' Warehouse, Inc.,
Convertible
264,000 2.375%,  12/15/2028 378,945
CHS/Community Health Systems,
Inc.
482,000 5.625%,  3/15/2027
a
470,054
136,000 8.000%,  12/15/2027
a
136,068
267,000 6.000%,  1/15/2029
a
248,729
241,000 4.750%,  2/15/2031
a
198,959
257,000 10.875%,  1/15/2032
a
265,355
Cigna Group
167,000 5.600%,  2/15/2054 157,351
213,000 2.400%,  3/15/2030 192,945
Coca-Cola Company
161,000 5.300%,  5/13/2054 155,527
Concentra Health Services, Inc.
163,000 6.875%,  7/15/2032
a
166,879

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Non-Cyclical  4.8% - continued
Constellation Brands, Inc.
$ 163,000 4.800%,  1/15/2029 $ 164,063
295,000 3.150%,  8/1/2029 277,740
110,000 4.900%,  5/1/2033 107,338
CVS Health Corporation
257,000 7.000%,  3/10/2055
b
259,968
318,000 6.050%,  6/1/2054 306,306
348,000 6.750%,  12/10/2054
b
345,657
168,000 5.000%,  2/20/2026 168,371
115,000 4.300%,  3/25/2028 114,128
488,000 4.780%,  3/25/2038 440,115
515,000 6.000%,  6/1/2044 498,823
DaVita, Inc.
206,000 3.750%,  2/15/2031
a
181,108
319,000 6.875%,  9/1/2032
a
322,090
Diageo Capital plc
129,000 2.000%,  4/29/2030 114,672
Edgewell Personal Care Company
385,000 5.500%,  6/1/2028
a
378,222
Eli Lilly & Company
328,000 5.000%,  2/9/2054 304,654
216,000 5.500%,  2/12/2055 216,563
310,000 4.700%,  2/27/2033 311,584
Embecta Corporation
218,000 5.000%,  2/15/2030
a
196,205
175,000 6.750%,  2/15/2030
a
168,000
Encompass Health Corporation
280,000 4.500%,  2/1/2028 276,033
Endo Finance Holdings, Inc.
179,000 8.500%,  4/15/2031
a,g
186,113
Energizer Holdings, Inc.
195,000 4.750%,  6/15/2028
a
187,876
475,000 4.375%,  3/31/2029
a
443,169
Envista Holdings Corporation,
Convertible
15,000 2.375%,  6/1/2025
g
14,907
75,000 1.750%,  8/15/2028 67,922
Fortrea Holdings, Inc.
61,000 7.500%,  7/1/2030
a,g
52,934
GE HealthCare Technologies, Inc.
274,000 6.377%,  11/22/2052 287,891
General Mills, Inc.
62,000 4.950%,  3/29/2033 61,631
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 163,303
Grifols SA
170,000 4.750%,  10/15/2028
a
158,249
HCA, Inc.
171,000 5.950%,  9/15/2054 161,795
414,000 5.250%,  3/1/2030 421,018
390,000 5.750%,  3/1/2035 393,457
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
282,000 7.875%,  9/1/2025
a,g
281,221
HLF Financing SARL, LLC/
Herbalife International, Inc.
191,000 12.250%,  4/15/2029
a
202,666
206,000 4.875%,  6/1/2029
a
157,327
Insulet Corporation
112,000 6.500%,  4/1/2033
a
114,263
Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Non-Cyclical  4.8% - continued
Insulet Corporation, Convertible
$ 132,000 0.375%,  9/1/2026 $ 163,264
Integer Holdings Corporation,
Convertible
145,000 2.125%,  2/15/2028 222,865
101,000 1.875%,  3/15/2030
a
106,656
Jazz Investments I, Ltd.,
Convertible
260,000 2.000%,  6/15/2026 267,276
238,000 3.125%,  9/15/2030
a
258,460
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
395,000 2.500%,  1/15/2027 381,055
173,000 3.625%,  1/15/2032 156,521
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
342,000 5.950%,  4/20/2035
a
351,945
Johnson & Johnson
322,000 5.250%,  6/1/2054 318,222
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
344,000 9.000%,  2/15/2029
a
351,912
Keurig Dr Pepper, Inc.
272,000 3.200%,  5/1/2030 254,792
344,000 5.300%,  3/15/2034
g
349,308
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 167,241
429,000 5.400%,  3/15/2035 431,828
Kroger Company
124,000 4.500%,  1/15/2029 124,728
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
a
165,108
190,000 4.375%,  1/31/2032
a
174,062
LifePoint Health, Inc.
172,000 9.875%,  8/15/2030
a
182,960
216,000 11.000%,  10/15/2030
a
236,444
136,000 10.000%,  6/1/2032
a
131,920
Mars, Inc.
67,000 5.650%,  5/1/2045
a
66,537
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
407,049
Medline Borrower, LP/Medline Co-
Issuer, Inc.
218,000 6.250%,  4/1/2029
a
219,668
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 156,833
Mozart Debt Merger Sub, Inc.
490,000 3.875%,  4/1/2029
a
457,081
585,000 5.250%,  10/1/2029
a
555,538
MPH Acquisition Holdings, LLC
97,063 5.750%,  12/31/2030
a
75,224
50,692 11.500%,  12/31/2030
a
46,637
Nestle Capital Corporation
200,000 5.100%,  3/12/2054
a
188,159
Newell Brands, Inc.
186,000 6.375%,  9/15/2027
g
181,315
185,000 6.625%,  9/15/2029 173,543
112,000 6.375%,  5/15/2030 101,953

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Non-Cyclical  4.8% - continued
Novartis Capital Corporation
$ 429,000 4.700%,  9/18/2054 $ 380,039
Organon & Company/Organon
Foreign Debt Co-Issuer BV
253,000 4.125%,  4/30/2028
a
238,622
491,000 5.125%,  4/30/2031
a
412,121
Owens & Minor, Inc.
279,000 10.000%,  4/15/2030
a,g
287,961
PepsiCo, Inc.
351,000 5.250%,  7/17/2054 338,978
Performance Food Group, Inc.
396,000 4.250%,  8/1/2029
a
374,796
254,000 6.125%,  9/15/2032
a
254,075
Perrigo Finance Unlimited
Company
302,000 4.900%,  6/15/2030 287,407
167,000 6.125%,  9/30/2032
g
165,772
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 327,815
141,000 5.625%,  11/17/2029 147,777
174,000 5.125%,  2/13/2031 178,429
141,000 5.750%,  11/17/2032 147,921
256,000 5.250%,  2/13/2034 258,593
214,000 4.900%,  11/1/2034 210,887
Post Holdings, Inc.
270,000 4.625%,  4/15/2030
a
254,503
425,000 4.500%,  9/15/2031
a
386,767
249,000 6.250%,  10/15/2034
a
246,933
Post Holdings, Inc., Convertible
473,000 2.500%,  8/15/2027 556,990
Prime Healthcare Services, Inc.
269,000 9.375%,  9/1/2029
a
256,459
Radiology Partners, Inc.
148,000 7.775%,  1/31/2029
a,g
144,811
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
239,418
200,000 2.076%,  12/13/2031
a
172,166
Royalty Pharma plc
343,000 1.200%,  9/2/2025 338,684
238,000 5.150%,  9/2/2029 240,477
Select Medical Corporation
169,000 6.250%,  12/1/2032
a,g
167,809
Simmons Foods, Inc.
523,000 4.625%,  3/1/2029
a
485,845
Sotera Health Holdings, LLC
192,000 7.375%,  6/1/2031
a
196,923
Spectrum Brands, Inc.,
Convertible
273,000 3.375%,  6/1/2029
a
253,078
Star Parent, Inc.
170,000 9.000%,  10/1/2030
a
172,010
Stryker Corporation
333,000 5.200%,  2/10/2035 335,601
Surgery Center Holdings, Inc.
92,000 7.250%,  4/15/2032
a
91,791
Sysco Corporation
128,000 5.950%,  4/1/2030 134,776
Takeda Pharmaceutical Company,
Ltd.
280,000 5.650%,  7/5/2054 267,769
297,000 5.000%,  11/26/2028 302,468
Principal
Amount Long-Term Fixed Income  81.9% Value
Consumer Non-Cyclical  4.8% - continued
$ 200,000 5.650%,  7/5/2044 $ 195,527
Tenet Healthcare Corporation
920,000 5.125%,  11/1/2027 912,416
545,000 4.375%,  1/15/2030 516,497
404,000 6.750%,  5/15/2031 414,136
Unilever Capital Corporation
225,000 5.000%,  12/8/2033 230,222
US Acute Care Solutions, LLC
344,000 9.750%,  5/15/2029
a
349,222
Varex Imaging Corporation,
Convertible
153,000 4.000%,  6/1/2025 152,541
Viterra Finance BV
324,000 3.200%,  4/21/2031
a
293,876
Winnebago Industries, Inc.,
Convertible
123,000 3.250%,  1/15/2030 105,657
Wyeth, LLC
382,000 6.500%,  2/1/2034 421,042
Zoetis, Inc.
236,000 5.600%,  11/16/2032 247,188
Total 41,825,341
Energy  3.9%
Aethon United BR, LP/Aethon
United Finance Corporation
84,000 7.500%,  10/1/2029
a
84,340
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
363,000 5.375%,  6/15/2029
a
354,254
APA Corporation
239,000 4.375%,  10/15/2028
a
230,390
Archrock Partners, LP/Archrock
Partners Finance Corporation
266,000 6.250%,  4/1/2028
a
265,547
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
367,000 8.250%,  12/31/2028
a
370,771
183,000 5.875%,  6/30/2029
a
177,572
Baytex Energy Corporation
271,000 8.500%,  4/30/2030
a
251,823
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
294,000 7.000%,  7/15/2029
a
299,074
BP Capital Markets America, Inc.
531,000 4.234%,  11/6/2028 529,169
259,000 4.812%,  2/13/2033 254,197
500,000 5.227%,  11/17/2034 499,594
BP Capital Markets plc
191,000 4.875%,  3/22/2030
b,j
181,279
301,000 6.450%,  12/1/2033
b,j
299,708
Buckeye Partners, LP
254,000 4.500%,  3/1/2028
a
244,874
173,000 6.875%,  7/1/2029
a
176,259
California Resources Corporation
220,000 8.250%,  6/15/2029
a
209,749
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 142,629
146,000 3.250%,  1/31/2032 128,181
259,000 5.950%,  6/30/2033 264,384

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Energy  3.9% - continued
Cheniere Energy, Inc.
$ 158,000 5.650%,  4/15/2034 $ 157,362
Civitas Resources, Inc.
285,000 8.375%,  7/1/2028
a
279,996
370,000 8.750%,  7/1/2031
a
351,695
CNX Resources Corporation
215,000 6.000%,  1/15/2029
a
208,587
CNX Resources Corporation,
Convertible
122,000 2.250%,  5/1/2026 280,783
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
a
169,353
317,000 6.042%,  8/15/2028
a
326,867
Comstock Resources, Inc.
252,000 6.750%,  3/1/2029
a
238,786
344,000 5.875%,  1/15/2030
a
311,407
ConocoPhillips Company
500,000 4.850%,  1/15/2032 500,803
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
216,000 5.500%,  6/15/2031
a
207,281
Crescent Energy Finance, LLC
446,000 7.625%,  4/1/2032
a
405,239
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
402,000 8.625%,  3/15/2029
a
412,678
Diamond Foreign Asset Company/
Diamond Finance, LLC
141,000 8.500%,  10/1/2030
a
134,797
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 340,443
DT Midstream, Inc.
290,000 4.125%,  6/15/2029
a
272,173
Eastern Energy Gas Holdings, LLC
512,000 5.800%,  1/15/2035 528,520
Enbridge, Inc.
285,000 7.375%,  1/15/2083
b
285,818
290,000 7.625%,  1/15/2083
b
295,794
244,000 5.950%,  4/5/2054 234,355
78,000 5.700%,  3/8/2033 79,610
Enerflex, Ltd.
142,000 9.000%,  10/15/2027
a
145,234
Energy Transfer, LP
161,000 5.950%,  5/15/2054 146,366
564,000 8.000%,  5/15/2054
b
585,398
161,000 6.050%,  9/1/2054 147,058
310,000 6.750%,  5/15/2025
b,j
308,979
169,000 4.400%,  3/15/2027 168,584
64,000 7.125%,  5/15/2030
b,j
63,069
169,000 6.400%,  12/1/2030 179,708
Enterprise Products Operating,
LLC
264,000 5.550%,  2/16/2055 246,709
148,000 4.150%,  10/16/2028 147,279
215,000
7.571%,  (TSFR3M +
3.248%), 8/16/2077
b
209,618
Excelerate Energy, LP
119,000 8.000%,  5/15/2030
a,e
120,883
Genesis Energy LP/Genesis
Energy Finance Corporation
293,000 8.875%,  4/15/2030 298,983
Principal
Amount Long-Term Fixed Income  81.9% Value
Energy  3.9% - continued
$ 439,000 7.875%,  5/15/2032 $ 427,154
Gulfport Energy Operating
Corporation
128,000 6.750%,  9/1/2029
a
126,143
Harvest Midstream I, LP
431,000 7.500%,  9/1/2028
a
436,255
Hess Midstream Operations, LP
405,000 4.250%,  2/15/2030
a
380,172
Hilcorp Energy I, LP/Hilcorp
Finance Company
286,000 5.750%,  2/1/2029
a
267,782
180,000 6.000%,  4/15/2030
a
164,369
610,000 6.250%,  4/15/2032
a
530,622
Howard Midstream Energy
Partners, LLC
516,000 7.375%,  7/15/2032
a
528,172
ITT Holdings, LLC
530,000 6.500%,  8/1/2029
a
483,921
Kinder Morgan, Inc.
348,000 5.950%,  8/1/2054 328,965
Kodiak Gas Services, LLC
222,000 7.250%,  2/15/2029
a
225,472
Laredo Petroleum, Inc.
268,000 7.750%,  7/31/2029
a
225,986
MEG Energy Corporation
197,000 5.875%,  2/1/2029
a
190,062
MPLX, LP
370,000 1.750%,  3/1/2026 360,481
82,000 5.000%,  3/1/2033 79,218
130,000 5.500%,  6/1/2034 127,859
Nabors Industries, Inc.
180,000 7.375%,  5/15/2027
a
169,720
459,000 9.125%,  1/31/2030
a
415,652
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
147,000 8.125%,  2/15/2029
a
138,152
221,000 8.375%,  2/15/2032
a
201,492
Noble Finance II, LLC
179,000 8.000%,  4/15/2030
a
170,545
Northern Oil and Gas, Inc.
272,000 8.750%,  6/15/2031
a
261,319
Northern Oil and Gas, Inc.,
Convertible
171,000 3.625%,  4/15/2029 163,801
NuStar Logistics, LP
359,000 6.375%,  10/1/2030 364,494
Occidental Petroleum Corporation
204,000 5.000%,  8/1/2027 203,872
330,000 8.875%,  7/15/2030 369,742
ONEOK, Inc.
344,000 5.700%,  11/1/2054 305,244
157,000 5.650%,  11/1/2028 161,866
246,000 4.750%,  10/15/2031 239,975
Ovintiv, Inc.
354,000 7.200%,  11/1/2031 373,561
PBF Holding Company, LLC/PBF
Finance Corporation
281,000 6.000%,  2/15/2028 247,926
Permian Resources Operating,
LLC
384,000 6.250%,  2/1/2033
a
375,513

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Energy  3.9% - continued
Permian Resources Operating,
LLC, Convertible
$ 57,000 3.250%,  4/1/2028 $ 119,501
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 161,561
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 313,501
Prairie Acquiror, LP
295,000 9.000%,  8/1/2029
a
297,275
Precision Drilling Corporation
211,000 6.875%,  1/15/2029
a
197,833
Range Resources Corporation
299,000 4.750%,  2/15/2030
a
282,672
Rockies Express Pipeline, LLC
462,000 4.950%,  7/15/2029
a
441,634
Saturn Oil & Gas, Inc.
108,000 9.625%,  6/15/2029
a
97,866
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
92,159
SM Energy Company
220,000 6.500%,  7/15/2028 210,878
127,000 7.000%,  8/1/2032
a
117,078
South Bow USA Infrastructure
Holdings, LLC
122,000 5.584%,  10/1/2034
a
117,962
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
180,000 5.875%,  3/1/2027 179,090
Sunoco, LP
541,000 7.000%,  5/1/2029
a
556,236
Sunoco, LP/Sunoco Finance
Corporation
246,000 5.875%,  3/15/2028 244,816
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
638,000 5.500%,  1/15/2028
a
620,286
269,000 7.375%,  2/15/2029
a
268,020
Talos Production, Inc.
102,000 9.000%,  2/1/2029
a
97,781
Targa Resources Corporation
298,000 6.125%,  5/15/2055 282,464
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 345,260
TGNR Intermediate Holdings, LLC
396,000 5.500%,  10/15/2029
a
363,903
TotalEnergies Capital SA
489,000 5.488%,  4/5/2054 461,953
TransCanada Trust
342,000 5.875%,  8/15/2076
b
337,018
Transocean, Inc.
425,600 8.750%,  2/15/2030
a
416,020
UGI Corporation, Convertible
103,000 5.000%,  6/1/2028
a
131,665
USA Compression Partners, LP/
USA Compression Finance
Corporation
315,000 7.125%,  3/15/2029
a
318,053
Principal
Amount Long-Term Fixed Income  81.9% Value
Energy  3.9% - continued
Valaris, Ltd.
$ 377,000 8.375%,  4/30/2030
a
$ 353,245
Venture Global Calcasieu Pass,
LLC
262,000 3.875%,  8/15/2029
a
239,946
275,000 4.125%,  8/15/2031
a
247,047
Venture Global LNG, Inc.
667,000 8.125%,  6/1/2028
a
662,380
328,000 9.000%,  9/30/2029
a,b,j
281,927
503,000 8.375%,  6/1/2031
a
485,051
360,000 9.875%,  2/1/2032
a
365,531
Venture Global Plaquemines LNG,
LLC
186,000 7.750%,  5/1/2035
a
191,003
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 373,812
147,000 2.600%,  3/15/2031 129,959
195,000 5.600%,  3/15/2035 196,679
Total 33,398,581
Financials  12.1%
200 Park Funding Trust
249,000 5.740%,  2/15/2055
a
242,965
Acrisure, LLC/Acrisure Finance,
Inc.
127,000 4.250%,  2/15/2029
a
118,684
180,000 7.500%,  11/6/2030
a
183,368
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
b
160,665
220,000 6.500%,  7/15/2025 220,328
150,000 6.100%,  1/15/2027 153,173
243,000 5.750%,  6/6/2028 250,228
384,000 3.000%,  10/29/2028 362,663
412,000 5.375%,  12/15/2031 413,565
Agree, LP
163,000 5.625%,  6/15/2034 164,527
Air Lease Corporation
48,000 3.375%,  7/1/2025 47,879
407,000 4.650%,  6/15/2026
b,j
394,169
147,000 3.125%,  12/1/2030 133,679
Aircastle, Ltd.
240,000 5.250%,  6/15/2026
a,b,j
233,187
147,000 2.850%,  1/26/2028
a
138,726
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
178,000 4.250%,  10/15/2027
a
171,755
408,000 6.750%,  4/15/2028
a
410,938
258,000 7.000%,  1/15/2031
a
261,844
Ally Financial, Inc.
469,000 4.700%,  5/15/2026
b,j
430,868
541,000 8.000%,  11/1/2031 599,104
280,000 6.700%,  2/14/2033 278,046
American Express Company
320,000 3.550%,  9/15/2026
b,j
306,187
320,000 6.338%,  10/30/2026
b
322,854
American International Group, Inc.
317,000 5.125%,  3/27/2033 316,683
Americold Realty Operating
Partnership, LP
398,000 5.600%,  5/15/2032 398,387

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
Ameriprise Financial, Inc.
$ 498,000 5.200%,  4/15/2035 $ 498,611
AmWINS Group, Inc.
147,000 6.375%,  2/15/2029
a
148,752
437,000 4.875%,  6/30/2029
a
417,216
Aon North America, Inc.
328,000 5.750%,  3/1/2054 317,170
Apollo Debt Solutions BDC
300,000 6.700%,  7/29/2031 305,299
Ares Capital Corporation
371,000 2.150%,  7/15/2026 357,779
194,000 5.875%,  3/1/2029 195,317
Ares Strategic Income Fund
265,000 5.600%,  2/15/2030
a,g
260,184
Arthur J. Gallagher & Company
246,000 5.750%,  7/15/2054 237,045
222,000 5.000%,  2/15/2032 222,881
Assurant, Inc.
239,000 6.100%,  2/27/2026 240,616
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
a
141,842
Avolon Holdings Funding, Ltd.
321,000 5.750%,  3/1/2029
a
325,750
499,000 5.375%,  5/30/2030
a
497,436
Azorra Finance, Ltd.
469,000 7.750%,  4/15/2030
a
465,379
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
a
303,750
Banco Santander SA
82,000 4.750%,  11/12/2026
b,j
77,356
200,000 4.175%,  3/24/2028
b
198,343
200,000 6.921%,  8/8/2033 212,664
Bank of America Corporation
365,000 6.125%,  4/27/2027
b,j
364,093
185,000 1.734%,  7/22/2027
b
178,857
283,000 4.376%,  4/27/2028
b
282,533
442,000 3.593%,  7/21/2028
b
433,846
218,000 4.948%,  7/22/2028
b
220,338
370,000 5.819%,  9/15/2029
b
385,387
824,000 3.974%,  2/7/2030
b
806,513
526,000 5.162%,  1/24/2031
b
535,802
525,000 2.687%,  4/22/2032
b
464,348
216,000 2.572%,  10/20/2032
b
187,710
275,000 2.972%,  2/4/2033
b
241,765
241,000 5.468%,  1/23/2035
b
244,449
677,000 5.425%,  8/15/2035
b
662,622
140,000 3.846%,  3/8/2037
b
124,827
Bank of Montreal
140,000 3.088%,  1/10/2037
b
118,260
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
b
175,235
218,000 4.596%,  7/26/2030
b
219,131
165,000 6.474%,  10/25/2034
b
180,393
Bank of Nova Scotia
163,000 4.900%,  6/4/2025
b,j
162,315
Barclays plc
262,000 6.125%,  12/15/2025
b,g,j
260,470
562,000 2.852%,  5/7/2026
b
561,728
200,000 5.501%,  8/9/2028
b
203,152
223,000 4.972%,  5/16/2029
b
223,978
Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
$ 482,000 4.942%,  9/10/2030
b
$ 481,356
200,000 6.224%,  5/9/2034
b
208,506
160,000 7.119%,  6/27/2034
b
171,364
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
200,000 7.625%,  2/11/2035
a,b
201,000
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 153,272
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029
a,g
393,936
Blue Owl Capital Corporation II
163,000 8.450%,  11/15/2026 169,755
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 206,129
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
72,599
579,000 6.100%,  3/15/2028
a
574,756
80,000 6.750%,  4/4/2029 80,173
BNP Paribas SA
200,000 3.132%,  1/20/2033
a,b
174,730
BPCE SA
250,000 5.876%,  1/14/2031
a,b
257,827
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 228,938
Brookfield Finance, Inc.
284,000 5.813%,  3/3/2055 269,573
Burford Capital Global Finance,
LLC
427,000 9.250%,  7/1/2031
a
449,864
Capital Automotive REIT
1,562,667
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,501,372
Capital One Financial Corporation
132,000 3.950%,  9/1/2026
b,g,j
125,376
206,000 3.273%,  3/1/2030
b
194,128
Centene Corporation
637,000 3.000%,  10/15/2030 559,442
Charles Schwab Corporation
469,000 5.375%,  6/1/2025
b,j
467,446
324,000 0.900%,  3/11/2026 314,581
304,000 4.000%,  6/1/2026
b,j
294,390
158,000 6.136%,  8/24/2034
b
167,882
CHL Mortgage Pass-Through Trust
65,308
6.669%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
63,305
204,896
6.000%,  4/25/2037, Ser.
2007-3, Class A18 95,862
136,597
6.000%,  4/25/2037, Ser.
2007-3, Class A33 63,908
482,278
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 207,067
Citadel, LP
320,000 6.375%,  1/23/2032
a
329,213
Citibank NA
250,000 5.570%,  4/30/2034 258,029
Citigroup, Inc.
235,000 4.000%,  12/10/2025
b,j
229,807
320,000 3.875%,  2/18/2026
b,j
311,218
368,000 1.122%,  1/28/2027
b
358,575

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
$ 974,000 1.462%,  6/9/2027
b
$ 940,886
285,000 3.070%,  2/24/2028
b
278,001
145,000 7.375%,  5/15/2028
b,g,j
146,804
248,000 7.625%,  11/15/2028
b,j
254,654
589,000 4.075%,  4/23/2029
b
582,186
128,000 7.125%,  8/15/2029
b,j
126,241
151,000 6.950%,  2/15/2030
b,j
147,923
156,000 6.174%,  5/25/2034
b
159,676
225,000 7.000%,  8/15/2034
b,g,j
223,232
375,000 6.020%,  1/24/2036
b
376,033
Citizens Financial Group, Inc.
272,000 4.000%,  10/6/2026
b,j
255,538
195,000 5.718%,  7/23/2032
b
198,281
CNA Financial Corporation
341,000 5.125%,  2/15/2034 336,586
Coinbase Global, Inc., Convertible
264,000 0.500%,  6/1/2026 264,396
279,000 0.250%,  4/1/2030 277,187
Comerica, Inc.
100,000 5.625%,  7/1/2025
b,j
99,161
92,000 5.982%,  1/30/2030
b
93,130
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
155,847
Constellation Insurance, Inc.
202,000 6.800%,  1/24/2030
a
195,928
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
a,b
134,321
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 284,891
COPT Defense Properties, LP,
Convertible
43,000 5.250%,  9/15/2028
a
47,150
Corebridge Financial, Inc.
320,000 6.375%,  9/15/2054
b
308,294
218,000 6.875%,  12/15/2052
b
220,418
161,000 6.050%,  9/15/2033 167,494
147,000 5.750%,  1/15/2034 149,828
Countrywide Home Loan
Mortgage Pass Through Trust
176,336
5.133%,  11/25/2035, Ser.
2005-22, Class 2A1
b
143,105
Cousins Properties, LP
141,000 5.375%,  2/15/2032 139,738
Credit Acceptance Corporation
246,000 9.250%,  12/15/2028
a
259,975
Credit Agricole SA
147,000 3.250%,  1/14/2030
a
135,694
Credit Suisse Group AG
138,000 7.250%,  N/A
*,k
9,660
222,000 7.500%,  N/A
*,k
15,540
Dai-ichi Life Insurance Company,
Ltd.
290,000 6.200%,  1/16/2035
a,b,j
287,643
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
b
494,018
280,000 2.311%,  11/16/2027
b
269,607
230,000 6.819%,  11/20/2029
b
244,370
209,000 3.742%,  1/7/2033
b
184,347
Digital Realty Trust, LP, Convertible
168,000 1.875%,  11/15/2029
a
174,569
Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
Discover Bank
$ 295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
$ 301,280
Discover Financial Services
72,000 6.700%,  11/29/2032 76,781
Drawbridge Special Opportunities
Fund, LP
628,000 3.875%,  2/15/2026
a
616,387
Elevance Health, Inc.
322,000 5.650%,  6/15/2054 307,178
452,000 2.550%,  3/15/2031 402,972
Encore Capital Group, Inc.
93,000 9.250%,  4/1/2029
a
98,170
228,000 8.500%,  5/15/2030
a
236,559
Encore Capital Group, Inc.,
Convertible
73,000 4.000%,  3/15/2029 65,071
Extra Space Storage, LP
144,000 2.400%,  10/15/2031 122,944
Fairfax Financial Holdings, Ltd.
245,000 6.350%,  3/22/2054 245,475
Federal Realty OP, LP, Convertible
51,000 3.250%,  1/15/2029
a
50,796
Fifth Third Bancorp
133,000 4.500%,  9/30/2025
b,j
131,333
145,000 4.772%,  7/28/2030
b
144,510
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 394,214
FirstCash, Inc.
448,000 5.625%,  1/1/2030
a
440,477
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
225,850
Fortitude Group Holdings, LLC
564,000 6.250%,  4/1/2030
a
572,263
Fortress Transportation and
Infrastructure Investors, LLC
188,000 5.500%,  5/1/2028
a
184,627
427,000 7.000%,  5/1/2031
a
434,166
206,000 7.000%,  6/15/2032
a
208,740
Freedom Mortgage Holdings, LLC
418,000 9.250%,  2/1/2029
a
425,812
179,000 9.125%,  5/15/2031
a
180,983
254,000 8.375%,  4/1/2032
a
248,420
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 143,965
146,000 2.625%,  1/15/2027 138,253
GGAM Finance, Ltd.
167,000 7.750%,  5/15/2026
a
168,878
185,000 8.000%,  6/15/2028
a
194,163
12,000 6.875%,  4/15/2029
a
12,254
492,000 5.875%,  3/15/2030
a
488,571
Global Aircraft Leasing Company,
Ltd.
534,000 8.750%,  9/1/2027
a
532,065
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
542,000 3.750%,  12/15/2027
a
509,212
goeasy, Ltd.
285,000 9.250%,  12/1/2028
a
298,378
185,000 7.625%,  7/1/2029
a
186,477

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
Goldman Sachs BDC, Inc.
$ 177,000 6.375%,  3/11/2027 $ 180,938
Goldman Sachs Group, Inc.
235,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,j
235,507
330,000 3.650%,  8/10/2026
b,j
315,419
300,000 4.125%,  11/10/2026
b,j
286,538
429,000 1.948%,  10/21/2027
b
413,231
141,000 2.640%,  2/24/2028
b
136,356
573,000 3.615%,  3/15/2028
b
563,882
284,000 4.482%,  8/23/2028
b
284,155
294,000 3.814%,  4/23/2029
b
288,402
148,000 3.800%,  3/15/2030 142,580
148,000 2.615%,  4/22/2032
b
130,100
146,000 2.383%,  7/21/2032
b
125,761
147,000 6.125%,  11/10/2034
b,j
138,596
354,000 5.330%,  7/23/2035
b
351,817
555,000 5.016%,  10/23/2035
b
537,775
Hartford Insurance Group, Inc.
148,000 2.800%,  8/19/2029 137,266
136,000
6.710%,  (TSFR3M +
2.387%), 2/12/2047
a,b
124,131
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
13,000 Zero Coupon,  5/1/2025
a
14,300
45,000 3.750%,  8/15/2028
a
50,445
Hercules Capital, Inc., Convertible
33,000 4.750%,  9/1/2028
a
31,614
HSBC Holdings plc
200,000 6.161%,  3/9/2029
b
207,432
413,000 4.583%,  6/19/2029
b
411,728
176,000 6.875%,  9/11/2029
b,j
174,542
417,000 5.130%,  3/3/2031
b
420,325
176,000 2.804%,  5/24/2032
b
154,946
HUB International, Ltd.
521,000 7.250%,  6/15/2030
a
540,404
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
b,j
139,008
440,000 5.709%,  2/2/2035
b
440,797
326,000 6.141%,  11/18/2039
b
322,363
Huntington Bank Auto Credit-
Linked Notes
1,205,561
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
1,211,593
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
179,000 6.250%,  5/15/2026 178,334
728,000 5.250%,  5/15/2027 690,324
ING Groep NV
292,000 1.726%,  4/1/2027
b
284,406
200,000 6.083%,  9/11/2027
b
204,038
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 186,918
Jane Street Group/JSG Finance,
Inc.
292,000 4.500%,  11/15/2029
a
277,955
113,000 7.125%,  4/30/2031
a
116,539
188,000 6.125%,  11/1/2032
a
184,781
279,000 6.750%,  5/1/2033
a
280,314
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
151,000 5.000%,  8/15/2028
a
140,505
Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
$ 274,000 6.625%,  10/15/2031
a
$ 268,455
Jefferson Capital Holdings, LLC
147,000 6.000%,  8/15/2026
a
146,265
368,000 9.500%,  2/15/2029
a
385,771
130,000 8.250%,  5/15/2030
a
130,826
JPMorgan Chase & Company
285,000 3.650%,  6/1/2026
b,j
276,118
471,000 1.045%,  11/19/2026
b
461,805
265,000 2.947%,  2/24/2028
b
258,231
442,000 4.005%,  4/23/2029
b
437,854
146,000 2.069%,  6/1/2029
b
136,201
145,000 6.500%,  4/1/2030
b,j
144,892
589,000 4.493%,  3/24/2031
b
584,988
141,000 2.963%,  1/25/2033
b
124,985
147,000 4.912%,  7/25/2033
b
146,241
142,000 5.717%,  9/14/2033
b
146,478
172,000 5.350%,  6/1/2034
b
174,667
159,000 6.254%,  10/23/2034
b
170,769
81,000 5.336%,  1/23/2035
b
81,680
273,000 5.766%,  4/22/2035
b
282,965
262,000 5.502%,  1/24/2036
b
266,576
385,000 5.534%,  11/29/2045
b
379,129
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 209,963
300,000 5.000%,  1/26/2033 288,895
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 241,232
114,000 6.250%,  1/15/2036 110,336
Kite Realty Group, LP, Convertible
7,000 0.750%,  4/1/2027
a
7,066
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
142,000 4.250%,  2/1/2027
a
138,338
490,000 4.750%,  6/15/2029
a
469,035
Liberty Mutual Group, Inc.
101,000 4.125%,  12/15/2051
a,b
95,382
Lincoln National Corporation
235,000
6.942%,  (TSFR3M +
2.619%), 5/19/2025
b
185,067
Lloyds Banking Group plc
806,000 1.627%,  5/11/2027
b
781,076
LPL Holdings, Inc.
501,000 4.900%,  4/3/2028 503,299
M&T Bank Corporation
427,000 3.500%,  9/1/2026
b,j
390,721
Macquarie Airfinance Holdings,
Ltd.
69,000 6.400%,  3/26/2029
a
70,820
197,000 5.150%,  3/17/2030
a
193,323
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,b
281,240
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 130,600
MetLife, Inc.
155,000 6.350%,  3/15/2055
b
153,976
240,000 3.850%,  9/15/2025
b,j
236,999
220,000 5.875%,  3/15/2028
b,g,j
222,608
292,000 6.400%,  12/15/2036 288,726
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
264,126

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
Mid-America Apartments, LP
$ 295,000 4.200%,  6/15/2028 $ 293,696
Mitsubishi UFJ Financial Group,
Inc.
290,000 1.538%,  7/20/2027
b
280,065
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
b
410,185
200,000 5.098%,  5/13/2031
b
203,094
288,000 2.564%,  9/13/2031 247,631
158,000 5.748%,  7/6/2034
b
162,856
Molina Healthcare, Inc.
299,000 4.375%,  6/15/2028
a
287,403
127,000 3.875%,  5/15/2032
a
111,915
216,000 6.250%,  1/15/2033
a
214,375
Morgan Stanley
258,000 5.516%,  11/19/2055
b
246,384
251,000 0.985%,  12/10/2026
b
245,355
174,000 1.593%,  5/4/2027
b
168,942
290,000 1.512%,  7/20/2027
b
279,984
102,000 5.123%,  2/1/2029
b
103,615
1,041,000 3.622%,  4/1/2031
b
987,862
141,000 2.943%,  1/21/2033
b
123,851
146,000 4.889%,  7/20/2033
b
143,990
155,000 5.250%,  4/21/2034
b
155,000
181,000 5.424%,  7/21/2034
b
182,904
129,000 5.831%,  4/19/2035
b
133,198
199,000 5.587%,  1/18/2036
b
201,871
284,000 2.484%,  9/16/2036
b
236,923
Nasdaq, Inc.
147,000 5.350%,  6/28/2028 151,094
Nationstar Mortgage Holdings,
Inc.
91,000 5.500%,  8/15/2028
a
90,449
283,000 5.125%,  12/15/2030
a
282,649
93,000 7.125%,  2/1/2032
a
96,478
NatWest Group plc
147,000 4.892%,  5/18/2029
b
147,851
425,000 6.475%,  6/1/2034
b
440,131
Navient Corporation
108,000 5.000%,  3/15/2027 106,920
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
117,000 4.500%,  9/30/2028
a
110,325
Neuberger Berman CLO, Ltd.
1,500,000
7.518%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,496,868
New Mountain Finance
Corporation, Convertible
25,000 7.500%,  10/15/2025 25,125
New York Life Global Funding
159,000 4.550%,  1/28/2033
a
154,651
168,000 5.000%,  1/9/2034
a
168,061
Nippon Life Insurance Company
700,000 5.950%,  4/16/2054
a,b
697,572
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 132,352
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 201,851
269,000 5.783%,  7/3/2034 273,487
Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
Omega Healthcare Investors, Inc.
$ 150,000 4.750%,  1/15/2028 $ 150,174
OneMain Finance Corporation
693,000 3.500%,  1/15/2027 663,465
439,000 3.875%,  9/15/2028 406,246
187,000 6.750%,  3/15/2032 183,415
Panther Escrow Issuer, LLC
518,000 7.125%,  6/1/2031
a
530,688
Park Intermediate Holdings, LLC
489,000 4.875%,  5/15/2029
a
457,786
Pebblebrook Hotel Trust,
Convertible
492,000 1.750%,  12/15/2026 456,970
PennyMac Financial Services, Inc.
199,000 6.875%,  2/15/2033
a
198,722
Pine Street Trust III
113,000 6.223%,  5/15/2054
a
110,634
PNC Bank NA
148,000 2.700%,  10/22/2029 136,060
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,j
195,871
169,000 5.582%,  6/12/2029
b
174,246
236,000 6.250%,  3/15/2030
b,j
232,187
170,000 6.875%,  10/20/2034
b
186,879
PRA Group, Inc.
281,000 8.375%,  2/1/2028
a
283,810
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
272,301
162,000 5.250%,  1/15/2035
a
160,679
Prologis, LP
192,000 5.250%,  3/15/2054 177,380
Provident Financing Trust I
108,000 7.405%,  3/15/2038 113,978
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
132,516
217,000 6.750%,  3/1/2053
b
222,757
402,000 6.500%,  3/15/2054
b
403,262
100,000 3.700%,  10/1/2050
b
89,273
Realty Income Corporation
147,000 4.875%,  6/1/2026 147,465
329,000 3.200%,  1/15/2027
g
321,827
173,000 3.950%,  8/15/2027 171,556
Regency Centers, LP
243,000 5.250%,  1/15/2034 243,231
Regions Financial Corporation
160,000 2.250%,  5/18/2025 159,906
235,000 5.750%,  6/15/2025
b,j
234,110
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 162,681
267,000 5.750%,  9/15/2034 270,541
RenaissanceRe Holdings, Ltd.
495,000 5.800%,  4/1/2035 508,315
Rexford Industrial Realty, LP,
Convertible
56,000 4.375%,  3/15/2027
a
55,272
120,000 4.125%,  3/15/2029
a
117,000
RGA Global Funding
188,000 5.500%,  1/11/2031
a
193,270

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
RHP Hotel Properties, LP/RHP
Finance Corporation
$ 90,000 4.750%,  10/15/2027 $ 88,319
182,000 4.500%,  2/15/2029
a
174,156
RLJ Lodging Trust, LP
166,000 4.000%,  9/15/2029
a
150,028
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
169,000 3.625%,  3/1/2029
a
157,171
388,000 3.875%,  3/1/2031
a
350,719
113,000 4.000%,  10/15/2033
a
97,747
Ryan Specialty, LLC
95,000 4.375%,  2/1/2030
a
90,114
214,000 5.875%,  8/1/2032
a
211,370
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b
131,489
331,000 5.473%,  3/20/2029
b
332,135
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
276,034
Service Properties Trust
188,000 5.500%,  12/15/2027 179,093
98,000 8.625%,  11/15/2031
a
103,985
Simon Property Group, LP
244,000 2.650%,  7/15/2030 222,790
164,000 6.250%,  1/15/2034 175,641
Sixth Street Lending Partners
245,000 6.125%,  7/15/2030
a
245,894
SLM Corporation
54,000 6.500%,  1/31/2030 55,743
Societe Generale SA
165,000 1.488%,  12/14/2026
a,b
161,524
188,000 10.000%,  11/14/2028
a,b,j
202,159
360,000 6.100%,  4/13/2033
a,b
369,720
Standard Chartered plc
200,000 2.608%,  1/12/2028
a,b,g
192,830
435,000 5.545%,  1/21/2029
a,b
442,934
Starwood Property Trust, Inc.
237,000 6.500%,  10/15/2030
a
239,128
Starwood Property Trust, Inc.,
Convertible
127,000 6.750%,  7/15/2027 131,293
State Street Corporation
141,000 6.700%,  3/15/2029
b,j
141,498
138,000 4.421%,  5/13/2033
b
134,125
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,b
281,772
Sumitomo Mitsui Financial Group,
Inc.
550,000 5.716%,  9/14/2028 571,687
200,000 5.766%,  1/13/2033 207,942
Summit Hotel Properties, Inc.,
Convertible
115,000 1.500%,  2/15/2026 109,998
Synchrony Financial
151,000 5.935%,  8/2/2030
b
152,928
188,000 7.250%,  2/2/2033
g
191,710
Synovus Bank
155,000 5.625%,  2/15/2028 155,528
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
a
585,117
Principal
Amount Long-Term Fixed Income  81.9% Value
Financials  12.1% - continued
Toronto-Dominion Bank
$ 160,000 8.125%,  10/31/2082
b
$ 165,374
350,000 5.264%,  12/11/2026 355,066
138,000 4.456%,  6/8/2032 134,164
177,000 5.146%,  9/10/2034
b
175,376
TrueNoord Capital DAC
203,000 8.750%,  3/1/2030
a
207,360
Truist Bank
147,000 2.250%,  3/11/2030 129,479
Truist Financial Corporation
330,000 6.047%,  6/8/2027
b
335,407
121,000 1.887%,  6/7/2029
b
111,669
470,000 5.100%,  3/1/2030
b,j
450,002
345,000 5.153%,  8/5/2032
b
346,839
234,000 5.711%,  1/24/2035
b
238,039
U.S. Bancorp
218,000 4.548%,  7/22/2028
b
218,608
82,000 5.836%,  6/12/2034
b
84,661
224,000 5.678%,  1/23/2035
b
228,246
UBS Group AG
409,000 4.875%,  2/12/2027
a,b,g,j
391,040
269,000 3.869%,  1/12/2029
a,b
263,658
200,000 5.699%,  2/8/2035
a,b
204,689
200,000 5.379%,  9/6/2045
a,b
189,021
United Wholesale Mortgage, LLC
494,000 5.500%,  4/15/2029
a
478,340
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 450,839
283,000 4.200%,  5/15/2032 272,376
Ventas Realty, LP, Convertible
140,000 3.750%,  6/1/2026 184,240
Vornado Realty, LP
135,000 3.400%,  6/1/2031 114,942
Wells Fargo & Company
294,000 3.900%,  3/15/2026
b,j
288,756
138,000 3.526%,  3/24/2028
b
135,699
294,000 3.584%,  5/22/2028
b
288,689
218,000 4.808%,  7/25/2028
b
219,367
289,000 7.625%,  9/15/2028
b,g,j
304,235
649,000 4.478%,  4/4/2031
b
640,026
108,000 5.389%,  4/24/2034
b
108,441
157,000 5.557%,  7/25/2034
b
159,142
166,000 6.491%,  10/23/2034
b
178,523
636,000 5.499%,  1/23/2035
b
640,894
450,000 5.605%,  4/23/2036
b
456,945
Welltower OP, LLC, Convertible
266,000 2.750%,  5/15/2028
a
433,181
21,000 3.125%,  7/15/2029
a
27,972
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
211,469
Willis North America, Inc.
164,000 5.900%,  3/5/2054 158,857
295,000 4.500%,  9/15/2028 294,787
XHR, LP
210,000 4.875%,  6/1/2029
a
197,392
94,000 6.625%,  5/15/2030
a
92,593
Zions Bancorp NA
350,000 6.816%,  11/19/2035
b
345,195
Total 104,651,713

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Foreign Government  0.1%
NBN Company, Ltd.
$ 265,000 2.625%,  5/5/2031
a
$ 237,532
Saudi Arabian Oil Company
250,000 5.750%,  7/17/2054
a
232,250
Teine Energy, Ltd.
350,000 6.875%,  4/15/2029
a
332,235
Total 802,017
Mortgage-Backed Securities  12.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
447,636 2.000%,  1/1/2052 360,489
13,076,675 6.000%,  1/1/2055 13,509,491
3,448,589 2.500%,  5/1/2051 2,902,897
1,842,210 3.500%,  5/1/2052 1,676,828
1,293,161 4.000%,  5/1/2052 1,215,055
3,092,834 5.000%,  7/1/2053 3,048,639
219,837 5.000%,  8/1/2053 217,841
1,042,928 5.500%,  9/1/2053 1,054,123
834,867 3.500%,  9/1/2047 769,436
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,088,898 2.500%,  7/1/2030 1,054,163
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
924,852 3.500%,  5/1/2040 880,247
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,911,726 3.000%,  1/1/2052 2,549,363
223,280 2.000%,  2/1/2051 179,812
349,603 2.000%,  2/1/2051 281,542
1,587,222 2.500%,  2/1/2051 1,320,902
3,049,103 2.000%,  3/1/2051 2,422,567
3,974,762 4.000%,  3/1/2051 3,744,418
3,129,609 3.000%,  3/1/2052 2,722,960
2,498,076 2.000%,  4/1/2051 1,988,727
1,906,361 3.000%,  4/1/2051 1,668,568
1,941,659 3.000%,  5/1/2050 1,691,058
423,698 2.000%,  5/1/2051 339,559
197,215 3.000%,  6/1/2050 175,671
1,222,567 4.000%,  6/1/2052 1,143,410
1,349,050 5.000%,  6/1/2053 1,332,655
2,297,199 2.500%,  7/1/2051 1,941,407
230,272 3.500%,  7/1/2051 210,262
3,388,250 4.000%,  7/1/2052 3,168,884
790,198 3.500%,  8/1/2050 723,277
1,634,220 3.500%,  8/1/2052 1,479,815
4,366,219 4.500%,  8/1/2052 4,187,336
289,467 5.000%,  8/1/2053 285,949
479,405 3.500%,  9/1/2052 436,332
1,643,181 3.500%,  9/1/2052 1,495,629
261,770 5.000%,  9/1/2052 258,438
3,292,287 4.500%,  9/1/2053 3,159,045
1,202,597 4.500%,  9/1/2053 1,157,752
2,196,395 4.000%,  10/1/2052 2,059,635
412,612 2.000%,  11/1/2051 331,815
615,104 3.500%,  11/1/2052 561,660
1,715,759 2.000%,  12/1/2050 1,375,067
3,156,070 4.500%,  12/1/2052 3,039,678
Principal
Amount Long-Term Fixed Income  81.9% Value
Mortgage-Backed Securities  12.1% -
continued
$ 7,750,000 5.500%,  5/1/2041
e
$ 7,733,269
976,715 3.500%,  12/1/2047 901,390
4,300,000 3.000%,  5/1/2049
e
3,731,119
5,450,000 3.500%,  5/1/2049
e
4,918,013
1,500,000 4.500%,  5/1/2049
e
1,434,375
6,250,000 5.000%,  5/1/2049
e
6,117,601
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,941,807 2.500%,  3/1/2062 1,542,341
1,079,732 3.500%,  7/1/2061 957,167
1,121,008 4.000%,  12/1/2061 1,036,898
New Residential Mortgage Loan
Trust
1,800,000
3.873%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
1,410,511
PRPM, LLC
875,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
788,527
Total 104,693,613
Technology  3.3%
Accenture Capital, Inc.
299,000 4.500%,  10/4/2034 288,186
Adobe, Inc.
512,000 5.300%,  1/17/2035 532,321
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 131,301
Akamai Technologies, Inc.,
Convertible
261,000 0.125%,  5/1/2025 260,969
71,000 0.375%,  9/1/2027 70,006
207,000 1.125%,  2/15/2029 199,962
Alphabet, Inc.
331,000 5.250%,  5/15/2055 326,702
Amentum Holdings, Inc.
339,000 7.250%,  8/1/2032
a
344,844
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 62,245
Apple, Inc.
227,000 1.650%,  2/8/2031 198,358
799,000 3.750%,  9/12/2047 627,964
Array Technologies, Inc.,
Convertible
273,000 1.000%,  12/1/2028 187,687
Block, Inc.
190,000 3.500%,  6/1/2031 169,587
793,000 6.500%,  5/15/2032
a
809,082
Block, Inc., Convertible
60,000 0.250%,  11/1/2027 53,160
Boost Newco Borrower, LLC
525,000 7.500%,  1/15/2031
a
554,009
Broadcom, Inc.
137,000 4.000%,  4/15/2029
a
134,155
172,000 4.800%,  10/15/2034 167,438
Cadence Design Systems, Inc.
157,000 4.700%,  9/10/2034 153,821
Central Parent, Inc./CDK Global,
Inc.
185,000 7.250%,  6/15/2029
a
158,646

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Technology  3.3% - continued
Cisco Systems, Inc.
$ 325,000 5.350%,  2/26/2064 $ 308,059
Clarivate Science Holdings
Corporation
198,000 3.875%,  7/1/2028
a
186,836
Cloud Software Group, Inc.
861,000 6.500%,  3/31/2029
a
861,309
CommScope, LLC
187,000 4.750%,  9/1/2029
a
165,051
187,000 9.500%,  12/15/2031
a,g
191,296
Consensus Cloud Solutions, Inc.
92,000 6.000%,  10/15/2026
a
91,741
CoreLogic, Inc.
111,000 4.500%,  5/1/2028
a
105,041
CSG Systems International, Inc.,
Convertible
160,000 3.875%,  9/15/2028 173,680
Dayforce, Inc., Convertible
253,000 0.250%,  3/15/2026 241,615
Dell International, LLC/EMC
Corporation
415,000 4.750%,  4/1/2028 418,357
Dell, Inc.
231,000 6.500%,  4/15/2038 239,761
Diebold Nixdorf, Inc.
141,000 7.750%,  3/31/2030
a
146,798
Fiserv, Inc.
341,000 5.350%,  3/15/2031 349,169
80,000 5.600%,  3/2/2033 81,478
341,000 5.450%,  3/15/2034 342,235
304,000 5.150%,  8/12/2034 298,811
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
203,977
Gen Digital, Inc.
16,000 6.750%,  9/30/2027
a
16,262
220,000 7.125%,  9/30/2030
a
226,517
94,000 6.250%,  4/1/2033
a
93,746
Global Payments, Inc.
192,000 5.950%,  8/15/2052 175,728
213,000 4.950%,  8/15/2027 213,895
147,000 3.200%,  8/15/2029 136,866
Global Payments, Inc., Convertible
283,000 1.500%,  3/1/2031 250,738
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
187,000 4.625%,  5/1/2028
a
168,360
Hewlett Packard Enterprise
Company
265,000 4.850%,  10/15/2031 261,806
IBM International Capital Private,
Ltd.
250,000 5.300%,  2/5/2054 229,866
II-VI, Inc.
170,000 5.000%,  12/15/2029
a
162,754
Intel Corporation
565,000 4.900%,  7/29/2045 464,301
InterDigital, Inc., Convertible
67,000 3.500%,  6/1/2027 174,956
Iron Mountain, Inc.
122,000 4.875%,  9/15/2027
a
120,280
Principal
Amount Long-Term Fixed Income  81.9% Value
Technology  3.3% - continued
$ 655,000 5.000%,  7/15/2028
a
$ 640,465
485,000 4.875%,  9/15/2029
a
467,093
13,000 5.250%,  7/15/2030
a
12,598
618,000 4.500%,  2/15/2031
a
572,528
Jabil, Inc.
155,000 5.450%,  2/1/2029 157,504
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 132,003
Mastercard, Inc.
137,000 2.000%,  11/18/2031 118,407
160,000 4.875%,  5/9/2034 160,893
Microchip Technology, Inc.
117,000 5.050%,  3/15/2029 117,189
Microchip Technology, Inc.,
Convertible
220,000 0.750%,  6/1/2030
a
206,478
Micron Technology, Inc.
203,000 5.650%,  11/1/2032 205,622
Moody's Corporation
141,000 4.250%,  8/8/2032 136,098
NCR Atleos Corporation
148,000 9.500%,  4/1/2029
a
159,229
NCR Voyix Corporation
272,000 5.000%,  10/1/2028
a
263,635
149,000 5.125%,  4/15/2029
a
143,268
Neptune Bidco US, Inc.
704,000 9.290%,  4/15/2029
a
626,560
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 70,000
147,000 4.300%,  6/18/2029 143,732
ON Semiconductor Corporation,
Convertible
215,000 Zero Coupon,  5/1/2027 229,491
360,000 0.500%,  3/1/2029 310,680
Open Text Holdings, Inc.
922,000 4.125%,  2/15/2030
a
851,996
Oracle Corporation
356,000 5.375%,  9/27/2054 315,529
556,000 6.900%,  11/9/2052 598,132
141,000 6.150%,  11/9/2029 149,841
494,000 2.950%,  4/1/2030 456,649
495,000 5.250%,  2/3/2032 501,845
208,000 6.250%,  11/9/2032 221,813
Paychex, Inc.
164,000 5.600%,  4/15/2035 167,030
PayPal Holdings, Inc.
322,000 5.500%,  6/1/2054 306,042
Pitney Bowes, Inc.
92,000 6.875%,  3/15/2027
a
91,693
Progress Software Corporation,
Convertible
124,000 1.000%,  4/15/2026 142,613
164,000 3.500%,  3/1/2030
g
185,990
RingCentral, Inc.
485,000 8.500%,  8/15/2030
a
509,870
Rocket Software, Inc.
222,000 9.000%,  11/28/2028
a
228,736
S&P Global, Inc.
138,000 2.900%,  3/1/2032 123,617

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Technology  3.3% - continued
Sabre GLBL, Inc.
$ 111,000 8.625%,  6/1/2027
a
$ 106,283
Seagate HDD Cayman
356,220 9.625%,  12/1/2032 402,038
126,000 5.750%,  12/1/2034 121,575
Semtech Corporation, Convertible
97,000 1.625%,  11/1/2027 113,927
Sensata Technologies BV
287,000 4.000%,  4/15/2029
a
264,015
Sensata Technologies, Inc.
192,000 4.375%,  2/15/2030
a
177,047
104,000 3.750%,  2/15/2031
a
90,909
71,000 6.625%,  7/15/2032
a
70,341
Shift4 Payments, Inc., Convertible
231,000 Zero Coupon,  12/15/2025 260,915
231,000 0.500%,  8/1/2027 233,772
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
147,938
SS&C Technologies, Inc.
338,000 5.500%,  9/30/2027
a
336,333
94,000 6.500%,  6/1/2032
a
95,292
Synaptics, Inc., Convertible
151,000 0.750%,  12/1/2031
a
132,729
Synopsys, Inc.
308,000 5.700%,  4/1/2055 297,700
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 155,253
UKG, Inc.
187,000 6.875%,  2/1/2031
a
192,384
Verint Systems, Inc., Convertible
113,000 0.250%,  4/15/2026 106,954
Verisk Analytics, Inc.
217,000 5.250%,  3/15/2035 215,162
Viavi Solutions, Inc.
221,000 3.750%,  10/1/2029
a
202,490
Viavi Solutions, Inc., Convertible
90,000 1.625%,  3/15/2026 94,145
Vishay Intertechnology, Inc.,
Convertible
231,000 2.250%,  9/15/2030 191,730
VMware, LLC
291,000 1.400%,  8/15/2026 279,319
554,000 4.700%,  5/15/2030 548,967
189,000 2.200%,  8/15/2031 160,696
Western Digital Corporation,
Convertible
407,000 3.000%,  11/15/2028 552,299
Xerox Holdings Corporation
35,000 5.000%,  8/15/2025
a
34,742
722,000 5.500%,  8/15/2028
a
462,524
Xerox Holdings Corporation,
Convertible
91,000 3.750%,  3/15/2030 42,656
Xilinx, Inc.
80,000 2.375%,  6/1/2030 72,767
Ziff Davis, Inc., Convertible
92,000 3.625%,  3/1/2028
a
84,869
Total 28,504,372
Principal
Amount Long-Term Fixed Income  81.9% Value
Transportation  0.8%
Air Canada
$ 188,000 3.875%,  8/15/2026
a
$ 184,474
Air Transport Services Group, Inc.,
Convertible
162,000 3.875%,  8/15/2029 161,028
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
320,333 5.500%,  4/20/2026
a
318,198
354,319 5.750%,  4/20/2029
a
343,655
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
a
174,642
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
223,000 5.375%,  3/1/2029
a,g
205,259
Burlington Northern Santa Fe, LLC
161,000 5.500%,  3/15/2055 158,104
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 288,042
DCLI Bidco, LLC
169,000 7.750%,  11/15/2029
a
157,427
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028 270,625
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
55,439 4.500%,  10/20/2025
a
54,929
ERAC USA Finance, LLC
334,000 5.200%,  10/30/2034
a
336,585
Greenbrier Companies, Inc.,
Convertible
121,000 2.875%,  4/15/2028
g
124,557
JetBlue Airways Corporation/
JetBlue Loyalty, LP
275,000 9.875%,  9/20/2031
a
253,310
Mileage Plus Holdings, LLC
178,650 6.500%,  6/20/2027
a
179,210
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 224,310
364,000 5.100%,  5/1/2035
e
365,282
OneSky Flight, LLC
147,000 8.875%,  12/15/2029
a
148,381
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
132,271
148,000 1.700%,  6/15/2026
a
143,214
Rand Parent, LLC
429,000 8.500%,  2/15/2030
a,g
398,922
RXO, Inc.
177,000 7.500%,  11/15/2027
a
179,907
Ryder System, Inc.
124,000 2.850%,  3/1/2027 120,311
250,000 4.850%,  6/15/2030
e
250,587
Southwest Airlines Company
147,000 5.125%,  6/15/2027 147,400
Star Leasing Company, LLC
185,000 7.625%,  2/15/2030
a
165,933
Stena International SA
295,000 7.250%,  1/15/2031
a
291,189
Stonepeak Nile Parent, LLC
142,000 7.250%,  3/15/2032
a
144,166

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Transportation  0.8% - continued
Union Pacific Corporation
$ 200,000 5.600%,  12/1/2054 $ 196,517
United Airlines, Inc.
482,000 4.625%,  4/15/2029
a
452,747
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
113,000 7.875%,  5/1/2027
a,g
109,738
218,000 6.375%,  2/1/2030
a,g
188,214
Total 6,869,134
U.S. Government & Agencies  6.4%
U.S. Treasury Notes
800,000 4.750%,  7/31/2025 800,800
3,500,000 4.250%,  12/31/2025 3,504,184
5,600,000 4.625%,  6/30/2026 5,649,656
24,100,000 4.375%,  7/31/2026 24,265,687
7,750,000 1.250%,  12/31/2026 7,449,082
2,499,000 3.875%,  3/31/2027 2,510,616
5,300,000 4.125%,  7/31/2028 5,383,227
2,850,000 4.125%,  11/15/2032 2,878,055
2,965,000 3.375%,  5/15/2033 2,831,343
600,000 4.500%,  11/15/2033 618,422
Total 55,891,072
Utilities  3.1%
AES Corporation
140,000 7.600%,  1/15/2055
b
138,329
239,000 3.950%,  7/15/2030
a
223,677
Algonquin Power & Utilities
Corporation
721,000 4.750%,  1/18/2082
b
676,849
Alliant Energy Corporation,
Convertible
98,000 3.875%,  3/15/2026 102,853
Alpha Generation, LLC
163,000 6.750%,  10/15/2032
a
166,115
Ameren Corporation
148,000 1.750%,  3/15/2028 137,240
American Electric Power
Company, Inc.
192,000 6.950%,  12/15/2054
b
193,139
147,000 2.300%,  3/1/2030 131,629
American Water Capital
Corporation
256,000 5.450%,  3/1/2054 243,753
American Water Capital
Corporation, Convertible
168,000 3.625%,  6/15/2026 173,040
Arizona Public Service Company
162,000 5.550%,  8/1/2033 163,809
Atmos Energy Corporation
175,000 5.000%,  12/15/2054 156,079
Calpine Corporation
380,000 4.500%,  2/15/2028
a
371,673
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
b
163,410
75,000 6.700%,  5/15/2055
b
74,012
182,000 1.450%,  6/1/2026 176,077
220,000 2.650%,  6/1/2031 194,117
CenterPoint Energy, Inc.,
Convertible
169,000 4.250%,  8/15/2026 190,632
Principal
Amount Long-Term Fixed Income  81.9% Value
Utilities  3.1% - continued
$ 4,866 3.369%,  9/15/2029 $ 224,128
CMS Energy Corporation,
Convertible
136,000 3.375%,  5/1/2028 150,280
Consolidated Edison Company of
New York, Inc.
482,000 5.700%,  5/15/2054 473,301
Constellation Energy Generation,
LLC
244,000 5.750%,  3/15/2054 230,482
153,000 5.800%,  3/1/2033 158,521
Dominion Energy, Inc.
230,000 6.875%,  2/1/2055
b
236,515
230,000 7.000%,  6/1/2054
b
238,798
210,000 4.350%,  1/15/2027
b,j
203,627
148,000 3.375%,  4/1/2030 138,949
DTE Energy Company
163,000 4.875%,  6/1/2028 164,591
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 457,463
Duke Energy Corporation
323,000 3.250%,  1/15/2082
b
303,054
272,000 5.800%,  6/15/2054 260,657
273,000 6.450%,  9/1/2054
b
273,574
328,000 2.450%,  6/1/2030 294,622
142,000 4.500%,  8/15/2032 137,331
158,000 5.750%,  9/15/2033 164,542
Duke Energy Corporation,
Convertible
287,000 4.125%,  4/15/2026 312,830
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 155,974
Edison International
306,000 7.875%,  6/15/2054
b,g
286,509
240,000 5.000%,  12/15/2026
b,g,j
212,315
Enel Finance International NV
340,000 5.125%,  6/26/2029
a
345,256
Entergy Corporation
148,000 1.900%,  6/15/2028 137,649
Entergy Louisiana, LLC
330,000 5.800%,  3/15/2055 325,668
Evergy, Inc., Convertible
181,000 4.500%,  12/15/2027 214,268
Eversource Energy
299,000 4.600%,  7/1/2027 299,866
Exelon Corporation
663,000 5.600%,  3/15/2053 621,558
147,000 4.050%,  4/15/2030 143,121
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
261,325
FirstEnergy Corporation,
Convertible
238,000 4.000%,  5/1/2026 246,211
Georgia Power Company
87,000 4.950%,  5/17/2033 86,779
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
143,270
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
248,483
Lightning Power, LLC
337,000 7.250%,  8/15/2032
a
349,143

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.9% Value
Utilities  3.1% - continued
Long Ridge Energy, LLC
$ 282,000 8.750%,  2/15/2032
a,g
$ 268,523
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 594,787
National Rural Utilities Cooperative
Finance Corporation
173,000 4.850%,  2/7/2029 175,567
NextEra Energy Capital Holdings,
Inc.
388,000 5.900%,  3/15/2055 377,824
250,000 3.800%,  3/15/2082
b
234,200
256,000 6.750%,  6/15/2054
b
258,608
147,000 2.250%,  6/1/2030 130,876
250,000 5.300%,  3/15/2032 255,089
NextEra Energy Capital Holdings,
Inc., Convertible
122,000 3.000%,  3/1/2027 136,457
NiSource, Inc.
162,000 6.375%,  3/31/2055
b
158,048
109,000 5.850%,  4/1/2055 106,794
140,000 6.950%,  11/30/2054
b
141,856
148,000 2.950%,  9/1/2029 138,545
Northern States Power Company/
MN
166,000 5.400%,  3/15/2054 157,627
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
134,470
221,000 10.250%,  3/15/2028
a,b,j
242,116
156,000 3.375%,  2/15/2029
a
144,610
230,000 5.250%,  6/15/2029
a
227,261
151,000 6.000%,  2/1/2033
a
149,415
151,000 6.250%,  11/1/2034
a
150,768
NRG Energy, Inc., Convertible
84,000 2.750%,  6/1/2048 223,860
Oncor Electric Delivery Company,
LLC
291,000 5.550%,  6/15/2054 277,586
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 165,095
341,000 5.550%,  5/15/2029 346,491
PG&E Corporation
209,000 7.375%,  3/15/2055
b
202,895
285,000 5.000%,  7/1/2028 277,993
PG&E Corporation, Convertible
500,000 4.250%,  12/1/2027 519,450
Pinnacle West Capital Corporation,
Convertible
49,000 4.750%,  6/15/2027
a
55,360
PPL Capital Funding, Inc.
314,000 5.250%,  9/1/2034 313,966
PPL Capital Funding, Inc.,
Convertible
161,000 2.875%,  3/15/2028 183,379
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 155,482
Sempra
148,000 6.550%,  4/1/2055
b
134,766
148,000 6.625%,  4/1/2055
b
139,952
146,000 6.400%,  10/1/2054
b
133,165
148,000 6.875%,  10/1/2054
b
142,909
148,000 4.875%,  10/15/2025
b,j
146,029
Principal
Amount Long-Term Fixed Income  81.9% Value
Utilities  3.1% - continued
Southern California Edison
Company
$ 326,000 5.450%,  6/1/2031 $ 329,681
Southern Company
425,000 5.700%,  10/15/2032 441,648
394,000 4.850%,  3/15/2035 381,813
135,000 4.000%,  1/15/2051
b
133,019
396,000 3.750%,  9/15/2051
b
383,406
Southern Company, Convertible
313,000 3.875%,  12/15/2025 351,186
155,000 4.500%,  6/15/2027
a
172,128
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
350,293
TerraForm Power Operating, LLC
915,000 5.000%,  1/31/2028
a
891,211
TXNM Energy, Inc., Convertible
192,000 5.750%,  6/1/2054
a
238,810
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 262,250
Vistra Corporation
182,000 8.000%,  10/15/2026
a,b,j
186,015
448,000 7.000%,  12/15/2026
a,b,j
452,433
Vistra Operations Company, LLC
748,000 5.000%,  7/31/2027
a
741,487
WEC Energy Group, Inc.,
Convertible
142,000 4.375%,  6/1/2027
a
167,248
126,000 4.375%,  6/1/2029
a
151,438
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 151,881
210,000 4.600%,  6/1/2032 202,272
249,000 5.600%,  4/15/2035 251,424
XPLR Infrastructure Operating
Partners, LP
611,000 3.875%,  10/15/2026
a,g
589,424
56,000 8.375%,  1/15/2031
a,g
56,206
56,000 8.625%,  3/15/2033
a,g
55,882
XPLR Infrastructure, LP,
Convertible
320,000 Zero Coupon,  11/15/2025
a
307,200
Total 27,027,267
Total Long-Term Fixed Income
(cost $719,364,120) 710,338,624
Shares
Registered Investment
Companies   13.7% Value
U.S. Affiliated   9.2%
9,851,707 Thrivent Core Emerging Markets
Debt Fund 79,897,342
Total 79,897,342
U.S. Unaffiliated   4.5%
28,898 abrdn Asia-Pacific Income Fund,
Inc. 447,630
97,201 abrdn Income Credit Strategies
Fund 545,298
24,637 abrdn Total Dynamic Dividend
Fund 203,009
59,789 AllianceBernstein Global High
Income Fund, Inc. 634,361

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  13.7% Value
U.S. Unaffiliated   4.5%  - continued
82,040 Allspring Income Opportunities
Fund $ 552,950
3,133 Barings Global Short Duration
High Yield Fund 44,802
17,526 BlackRock Capital Allocation Term
Trust 253,251
10,139 BlackRock Core Bond Trust 106,561
55,654 BlackRock Corporate High Yield
Fund, Inc. 531,496
65,189 BlackRock Credit Allocation
Income Trust 690,351
4,697 BlackRock Debt Strategies Fund,
Inc. 48,379
10,263 BlackRock Enhanced Equity
Dividend Trust 84,670
41,897 BlackRock Enhanced Global
Dividend Trust 449,974
36,772 BlackRock Enhanced International
Dividend Trust 205,555
1,490 BlackRock Floating Rate Income
Strategies Fund, Inc. 18,595
20,325 BlackRock Income Trust, Inc. 238,006
39,295 BlackRock Multi-Sector Income
Trust 552,488
50,130 Blackstone Strategic Credit 2027
Term Fund 590,531
3,648 BNY Mellon High Yield Strategies
Fund 8,901
33,107 Cornerstone Strategic Investment
Fund, Inc. 229,432
33,107 Cornerstone Strategic Investment
Fund, Inc., Rights
f,g,l
2,413
55,900 Eaton Vance Limited Duration
Income Fund 552,851
24,847 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 200,764
46,926 Invesco Senior Loan ETF
g
972,307
341,692 iShares Broad USD High Yield
Corporate Bond ETF
g
12,505,927
47,383 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
5,116,416
12,000 iShares Preferred and Income
Securities ETF
g
362,160
102,539 Nuveen Credit Strategies Income
Fund 540,380
4,088 Nuveen Floating Rate Income
Fund/Closed-End Fund 33,440
1,185 Nuveen Global High Income Fund 14,694
43,598 Nuveen Preferred Income
Opportunities Fund 337,884
40,107 PGIM Global High Yield Fund, Inc. 503,343
46,978 PGIM High Yield Bond Fund, Inc. 643,129
23,302 Pimco Dynamic Income Fund 430,621
33,906 PIMCO High Income Fund 161,393
36,130 PIMCO Income Strategy Fund II 263,026
38,000 SPDR Bloomberg High Yield Bond
ETF
g
3,598,980
5,324 Tri-Continental Corporation 158,495
40,746 Vanguard Intermediate-Term
Corporate Bond ETF
g
3,332,208
8,131 Vanguard Short-Term Corporate
Bond ETF
g
643,813
11,067 Virtus Convertible & Income Fund 143,539
40,673 Virtus Dividend, Interest &
Premium Strategy Fund 473,027
Shares
Registered Investment
Companies  13.7% Value
U.S. Unaffiliated   4.5%  - continued
9,286 Virtus Equity & Convertible Income
Fund $ 203,085
75,432 Voya Global Equity Dividend &
Premium Opportunity Fund 424,682
10,605 Western Asset Diversified Income
Fund 149,424
139,725 Western Asset High Income
Opportunity Fund, Inc. 535,147
Total 38,739,388
Total Registered Investment
Companies (cost $128,939,126) 118,636,730
Shares
Collateral Held for Securities
Loaned 3.7% Value
32,426,194 Thrivent Cash Management Trust 32,426,194
Total Collateral Held for
Securities Loaned
(cost $32,426,194) 32,426,194
Shares Preferred Stock 1.3% Value
Basic Materials  <0.1%
6,638 Albemarle Corporation,
Convertible, 7.250% 203,322
Total 203,322
Capital Goods  0.1%
12,718 Boeing Company, Convertible,
6.000% 780,631
Total 780,631
Communications Services  0.1%
23,300 AT&T, Inc., 4.750%
j
444,098
12,500 Telephone and Data Systems, Inc.,
6.000%
j
232,125
Total 676,223
Financials  0.9%
5,825 AEGON Funding Company, LLC,
5.100% 117,199
12,700 Allstate Corporation, 5.100%
j
263,271
4,369 Apollo Global Management, Inc.,
Convertible, 6.750% 315,092
4,557 Ares Management Corporation,
Convertible, 6.750% 224,979
7,000 Athene Holding, Ltd., 5.625%
j
133,490
18,900 Bank of America Corporation,
4.250%
j
325,080
14,375 Bank of America Corporation,
4.375%
j
252,569
7,200 Bank of America Corporation,
4.750%
j
139,680
14,375 Bank of America Corporation,
5.000%
j
291,956
436 Bank of America Corporation,
Convertible, 7.250%
j
510,155
3,500 Capital One Financial Corporation,
4.800%
j
63,560
14,275 Capital One Financial Corporation,
5.000%
j
266,800
3,500 Charles Schwab Corporation,
4.450%
g,j
67,900

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Financials  0.9% - continued
2,150 Citizens Financial Group, Inc.,
7.375%
j
$ 56,480
5,800 Corebridge Financial, Inc., 6.375% 138,388
5,775 Equitable Holdings, Inc., 5.250%
j
115,500
7,000 Fifth Third Bancorp, 4.950%
j
148,820
7,000 Huntington Bancshares, Inc./OH,
4.500%
j
123,410
14,500 JPMorgan Chase & Company,
4.200%
j
258,100
14,375 JPMorgan Chase & Company,
4.625%
j
280,312
12,500 JPMorgan Chase & Company,
4.750%
j
251,000
3,500 KeyCorp, 5.650%
j
76,685
10,650 KeyCorp, 6.200%
b,j
261,244
7,701 KKR & Company, Inc.,
Convertible, 6.250%
l
369,109
3,500 MetLife, Inc., 4.750%
j
68,530
8,650 Morgan Stanley, 4.250%
g,j
148,261
5,500 Morgan Stanley, 5.850%
b,j
124,850
13,100 Morgan Stanley, 7.125%
b,j
330,120
11,475 Public Storage, 4.125%
j
196,223
2,450 Public Storage, 4.625%
j
46,281
625 Public Storage, 4.700%
j
11,800
7,000 Regions Financial Corporation,
4.450%
j
122,990
2,650 Regions Financial Corporation,
5.700%
b,j
61,003
1,400 Synovus Financial Corporation,
8.397%
b,j
35,686
7,000 Truist Financial Corporation,
4.750%
j
133,700
8,600 U.S. Bancorp, 4.000%
j
140,008
15,500 Wells Fargo & Company, 4.250%
j
262,725
14,375 Wells Fargo & Company, 4.375%
j
251,563
7,000 Wells Fargo & Company, 4.700%
j
130,620
10,000 Wells Fargo & Company, 4.750%
j
189,600
541 Wells Fargo & Company,
Convertible, 7.500%
j
628,642
Total 7,933,381
Technology  0.1%
4,662 Hewlett Packard Enterprise
Company, Convertible, 7.625% 234,032
4,162 Microchip Technology, Inc.,
7.500%
l
197,529
Total 431,561
Utilities  0.1%
17,600 CMS Energy Corporation, 4.200%
j
295,680
3,456 NextEra Energy, Inc., Convertible,
6.926% 133,056
2,264 Nextera Energy, Inc., Convertible,
7.234% 96,039
3,534 NextEra Energy, Inc., Convertible,
7.299% 163,942
12,000 Southern Company, 4.950% 240,600
Total 929,317
Total Preferred Stock
(cost $12,733,240) 10,954,435
Shares Common Stock <0.1% Value
Communications Services  <0.1%
333 Tripadvisor, Inc.
l
$ 4,146
Total 4,146
Financials  <0.1%
1,070 AGNC Investment Corporation 9,448
596 Annaly Capital Management, Inc. 11,682
1,137 Apollo Commercial Real Estate
Finance, Inc. 10,654
547 Chimera Investment Corporation 6,750
102,539 Nuveen Credit Strategies Income
Fund, Rights
f,l
10
1,935 Rithm Capital Corporation 21,633
Total 60,177
Information Technology  <0.1%
71 InterDigital, Inc. 14,271
Total 14,271
Materials  <0.1%
2,570 United States Steel Corporation 112,334
Total 112,334
Real Estate  <0.1%
346 Kite Realty Group Trust 7,491
Total 7,491
Total Common Stock
(cost $208,946) 198,419
Shares or
Principal
Amount Short-Term Investments 5.6% Value
Federal Home Loan Bank Discount
Notes
100,000 4.220%, 5/9/2025
m,n
99,894
Federal National Mortgage
Association Discount Notes
100,000 4.215%, 5/5/2025
m,n
99,942
State Street Institutional U.S.
Government Money Market
Fund
18,459,766 4.288%
m
18,459,766
Thrivent Core Short-Term Reserve
Fund
2,900,000 4.620% 29,000,000
U.S. Treasury Bills
200,000 4.213%, 5/8/2025
m,o
199,837
100,000 4.186%, 6/20/2025
m,o
99,414
300,000 4.193%, 6/26/2025
m,o
298,022
600,000 4.216%, 7/10/2025
m,p
595,105
Total Short-Term Investments
(cost $48,836,921) 48,851,980
Total Investments (cost
$942,508,547) 106.2% $921,406,382
Other Assets and Liabilities, Net
(6.2%) (54,039,321)
Total Net Assets 100.0% $867,367,061

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $340,691,764 or 39.3%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At April 30, 2025, $41,657 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Fund as of April 30, 2025 was $25,200 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 152,981
Credit Suisse Group AG  2/4/2016 235,125
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Fund as of April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 13,678,557
Common Stock 17,555,737
Total lending $31,234,294
Gross amount payable upon return of
collateral for securities loaned $32,426,194
Net amounts due to counterparty $1,191,900
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 9,620,692
Gross unrealized depreciation (32,399,855)
Net unrealized appreciation (depreciation) $ (22,779,163)
Cost for federal income tax purposes $ 944,424,671

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Multisector Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 86,869,146 – 85,119,146 1,750,000
Basic Materials 14,047,785 – 14,047,785 –
Capital Goods 25,827,199 – 25,827,199 –
Collateralized Mortgage Obligations 88,284,030 – 87,334,030 950,000
Commercial Mortgage-Backed Securities 15,801,886 – 15,801,886 –
Communications Services 32,189,052 – 32,189,052 –
Consumer Cyclical 43,656,416 – 43,656,416 –
Consumer Non-Cyclical 41,825,341 – 41,825,341 –
Energy 33,398,581 – 33,398,581 –
Financials 104,651,713 – 104,651,713 –
Foreign Government 802,017 – 802,017 –
Mortgage-Backed Securities 104,693,613 – 104,693,613 –
Technology 28,504,372 – 28,504,372 –
Transportation 6,869,134 – 6,869,134 –
U.S. Government & Agencies 55,891,072 – 55,891,072 –
Utilities 27,027,267 – 27,027,267 –
Registered Investment Companies
U.S. Unaffiliated 38,739,388 38,736,975 – 2,413
Preferred Stock
Basic Materials 203,322 203,322 – –
Capital Goods 780,631 780,631 – –
Communications Services 676,223 676,223 – –
Financials 7,933,381 7,933,381 – –
Technology 431,561 431,561 – –
Utilities 929,317 929,317 – –
Common Stock
Communications Services 4,146 4,146 – –
Financials 60,177 60,167 – 10
Information Technology 14,271 14,271 – –
Materials 112,334 112,334 – –
Real Estate 7,491 7,491 – –
Short-Term Investments 19,851,980 18,459,766 1,392,214 –
Subtotal Investments in Securities $780,082,846 $68,349,585 $709,030,838 $2,702,423
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 79,897,342
Collateral Held for Securities Loaned 32,426,194
Affiliated Short-Term Investments 29,000,000
Subtotal Other Investments $141,323,536
Total Investments at Value $921,406,382
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Multisector Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 52,940 52,940 – –
Credit Default Swaps 186,186 – 186,186 –
Total Asset Derivatives $239,126 $52,940 $186,186 $–

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Multisector Bond Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling $199,836 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 29 June 2025 $ 5,983,365 $ 52,940
Total Futures Long Contracts $ 5,983,365 $ 52,940
Total Futures Contracts $ 5,983,365 $52,940
The following table presents Multisector Bond Fund's credit default swap contracts held as of April 30, 2025. Investments totaling $597,273 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 9,500,000 $ – $ 186,186 $ 186,186
Total Credit Default Swaps $– $186,186 $186,186
1 As the buyer of protection, Multisector Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 52,940
Total Interest Rate Contracts 52,940
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 186,186
Total Credit Contracts 186,186
Total Asset Derivatives $239,126
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for
Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,026,050)
Total Interest Rate Contracts (1,026,050)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (145,360)
Total Credit Contracts (145,360)
Total ($1,171,410)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 729,868
Total Interest Rate Contracts 729,868
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 188,900
Total Credit Contracts 188,900
Total $918,768
The following table presents Multisector Bond Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $44,244,614
Credit Contracts
Credit Default Swaps - Buy Protection (663,440)

Multisector Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $74,693 $8,794 $2,521 $79,897 9,852 9.2%
Total U.S. Affiliated Registered Investment
Companies 74,693 79,897 9.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% 49,780 89,881 110,661 29,000 2,900 3.3
Total Affiliated Short-Term Investments 49,780 29,000 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   35,757 255,024 258,355 32,426 32,426 3.7
Total Collateral Held for Securities Loaned 35,757 32,426 3.7
Total Value $160,230 $141,323
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($468) ($601) $– $2,444
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% – – – 906
Total Income/Non Cash Income from Affiliated Investments $3,350
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 88
Total Affiliated Income from Securities Loaned, Net $88
Total ($468) ($601) $–

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.7% Value
Alabama  1.4%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,259,170
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
784,376
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,047,466
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,037,753
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,062,704
Jefferson County, AL Sewer Rev.
Refg. Warrants
1,250,000 5.500%, 10/1/2053 1,279,394
1,500,000 5.250%, 10/1/2049 1,512,454
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 284,468
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,015,820
Total 16,283,605
Alaska  <0.1%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
130,000 2.500%, 12/1/2033
a
130,000
300,000 2.500%, 12/1/2033
a
300,000
Total 430,000
Arizona  2.6%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
724,199
275,000 5.250%, 7/1/2043
c
271,388
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 786,776
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
1,964,208
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 288,725
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 865,174
1,000,000 5.250%, 11/1/2053, Ser. A 1,007,109
1,000,000 5.250%, 11/1/2048, Ser. A 1,014,741
Principal
Amount Long-Term Fixed Income  98.7% Value
Arizona  2.6% - continued
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
$ 3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
$ 3,808,514
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,733,581
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
977,538
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,001,770
10,000,000 5.000%, 7/1/2049, Ser. A 10,063,642
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
1,555,000 2.150%, 11/15/2052, Ser. A
a
1,555,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,147
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 503,389
725,000 5.000%, 8/1/2039 735,626
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,019,161
Total 30,770,688
Arkansas  0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 759,827
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 519,472
Total 1,279,299
California  5.6%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,133,195
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AGM Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
465,602
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
484,237
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,818,383

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
California  5.6% - continued
$ 5,000,000 5.500%, 11/1/2028, Ser. D
a
$ 5,254,287
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
90,000 5.000%, 6/1/2049, Ser. B-1 88,501
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 5,780,353
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,003,553
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 923,925
800,000 5.250%, 8/15/2058, Ser. A 819,097
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,386,286
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
437,396
140,000 5.875%, 5/1/2059, Ser. A
c
141,295
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
1,000,409
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,038,476
550,000 5.000%, 7/1/2038, AMT
c
568,018
500,000 5.000%, 11/21/2045, AMT
c
503,007
California Public Finance Auth.
Health Care Fac. Rev. (Hazelden
Betty Ford Foundation)
1,000,000 5.000%, 11/1/2054, Ser. A 1,003,673
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
510,983
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,025,869
California Various Purpose GO
500,000 4.000%, 10/1/2050 456,807
10,000 5.250%, 4/1/2029 10,015
Eastern California Municipal Water
District Water and Wastewater
Rev. Refg.
370,000 1.650%, 7/1/2046, Ser. A
a
370,000
Los Angeles, CA Department of
Water & Power System Rev.
Refg.
350,000 3.750%, 7/1/2035, Ser. A
a
350,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,526,842
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,279,277
Principal
Amount Long-Term Fixed Income  98.7% Value
California  5.6% - continued
San Francisco, CA City & County
Airport Commission International
Airport Rev.
$ 7,500,000
5.500%, 5/1/2055, Ser. A,
AMT $ 7,841,567
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 7,712,183
Total 64,933,236
Colorado  4.1%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
1,500,000 5.250%, 12/1/2059, Ser. A
b
1,520,888
CCP Metropolitan District No. 3, CO
LTGO Refg.
750,000 5.000%, 12/1/2053 699,302
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 750,292
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 607,845
475,000 5.000%, 4/1/2048 468,490
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,410,048
2,500,000 5.000%, 12/1/2055 2,381,766
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
1,025,337
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,577,821
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,099,276
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,509,754
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,046,634
10,000,000 4.000%, 8/1/2049, Ser. A-2 8,633,389
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,299,640
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,742,621
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,337,627

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Colorado  4.1% - continued
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
$ 1,500,000 5.000%, 12/1/2034, Ser. A
c
$ 1,506,541
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 973,118
Gunnison County, CO Housing
Auth. Rev. (Whetstone Housing)
(BAM Insured)
1,300,000 5.125%, 6/1/2055
b,d
1,309,008
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,008,200
2,250,000 5.000%, 12/1/2046, Ser. A 2,251,656
Total 47,159,253
Connecticut  1.1%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 778,334
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,785,932
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
862,743
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,086,843
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 443,840
4,000,000 5.000%, 7/1/2047, Ser. L 4,051,550
Total 13,009,242
Delaware  0.4%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 1,936,483
600,000 4.000%, 9/1/2051 485,293
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,013,360
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 866,401
500,000 5.000%, 7/1/2048, Ser. A 475,196
Total 4,776,733
Principal
Amount Long-Term Fixed Income  98.7% Value
District Of Columbia  0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
$ 1,000,000
5.500%, 2/29/2036, Ser. A,
AMT $ 1,101,961
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,101,315
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
1,000,000
4.500%, 10/1/2053, Ser. A,
AMT 933,398
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,015,395
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,082,185
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,018,488
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail &
Capital Improvement) (AGM
Insured)
1,000,000 4.000%, 10/1/2049
b
880,663
Total 8,133,405
Florida  5.8%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 989,849
500,000 4.000%, 10/1/2046 407,345
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b
3,998,984
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 553,234
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,479,429
CityPlace Community Development
District, FL SAB Refg.
1,050,000 5.000%, 5/1/2026 1,056,359
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,378,374
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,425,298
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 948,153

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Florida  5.8% - continued
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
$ 245,000 5.000%, 7/1/2051, Ser. A-1 $ 233,201
250,000 4.000%, 7/1/2055, Ser. A 195,552
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
2,250,000 4.500%, 8/1/2055, Ser. A 2,085,928
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 4,964,821
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,600,000 5.250%, 10/1/2051, AMT 3,673,002
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,182,366
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,008,255
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 617,015
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System, Inc.)
1,000,000 5.000%, 4/1/2044, Ser. A-1 994,485
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,408,408
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,005,215
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,009,788
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,500,000 4.500%, 10/1/2056, Ser. A 1,423,130
1,250,000 5.250%, 10/1/2056, Ser. A 1,280,237
1,250,000 5.000%, 10/1/2047, Ser. A 1,247,862
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,636,686
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 998,804
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 957,965
500,000 5.000%, 11/1/2047, Ser. A 489,641
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,961,199
Principal
Amount Long-Term Fixed Income  98.7% Value
Florida  5.8% - continued
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
$ 8,000,000 4.000%, 7/1/2052 $ 6,904,963
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
228,301
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,022,894
Village Community Development
District No. 15, Wildwood, FL
SAB
300,000 5.250%, 5/1/2054
c
300,200
800,000 4.800%, 5/1/2055
c
756,619
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,016,317
Total 67,839,879
Georgia  2.0%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,696,770
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,511,764
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,526,370
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,664,450
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,907,933
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 208,307
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,803,844
1,920,000 5.000%, 5/15/2033, Ser. A 1,961,493
1,900,000 5.000%, 5/15/2034, Ser. A 1,931,110
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 248,539
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,025,403
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,667,815
Total 23,153,798

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Guam  0.1%
Guam Port Auth. Rev.
$ 250,000 5.000%, 7/1/2048, Ser. A $ 246,994
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 748,614
Total 995,608
Hawaii  0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
1,600,000 5.000%, 8/1/2028, AMT 1,601,277
Total 1,601,277
Idaho  0.5%
College of Western Idaho Annual
Appropriation COP
3,800,000 5.000%, 8/1/2052 3,745,483
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 864,554
800,000 4.000%, 3/1/2046, Ser. A 717,042
Total 5,327,079
Illinois  4.4%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,444,252
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,063,045
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 999,529
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 999,528
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,018,676
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,160,808
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,548,539
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,000,522
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 840,691
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
256,131
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,023,215
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,737,482
2,100,000 5.000%, 8/1/2047, Ser. A 2,036,928
Principal
Amount Long-Term Fixed Income  98.7% Value
Illinois  4.4% - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 500,000 5.000%, 2/15/2032, Ser. A $ 501,712
2,885,000 5.000%, 2/15/2037 2,835,172
1,000,000 5.000%, 2/15/2047, Ser. A 942,529
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,030,011
Illinois Toll Highway Auth. Rev.
3,610,000 5.000%, 1/1/2045, Ser. A 3,687,820
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
6,422,850
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 506,961
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
e
1,378,515
Peoria, IL GO (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,196,292
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,752,884
Total 51,384,092
Indiana  1.4%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,709,237
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,361,501
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 591,300
2,250,000 5.375%, 6/1/2064, Ser. A 2,258,347
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,044,521
750,000 6.125%, 3/1/2057, Ser. E 784,869
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,020,002
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,707,127
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
334,219
Total 15,811,123
Iowa  0.8%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,207,551

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Iowa  0.8% - continued
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
$ 2,500,000 4.000%, 10/1/2050 $ 2,105,255
650,000 5.375%, 10/1/2052 659,426
Total 8,972,232
Kansas  0.5%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,666,153
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
362,736
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,418,191
Total 6,447,080
Kentucky  1.0%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 894,076
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 1,014,688
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,148,649
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,647,461
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
761,333
Total 11,466,207
Louisiana  0.7%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
859,474
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,555,232
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,049,459
1,500,000 5.000%, 7/1/2048, Ser. A 1,527,152
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,509,093
Total 8,500,410
Principal
Amount Long-Term Fixed Income  98.7% Value
Maine  0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
$ 1,000,000 4.000%, 7/1/2046, Ser. A $ 894,190
Total 894,190
Maryland  1.4%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,673,582
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AGC
Insured)
5,000,000
5.250%, 8/1/2054, Ser. A,
AMT
b
5,125,636
4,250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
4,375,885
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,055,256
1,325,000 6.000%, 7/1/2058, Ser. A 1,415,622
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
2,000,000 5.125%, 7/1/2059
b
2,018,698
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 168,637
600,000 5.250%, 7/1/2053 606,835
200,000 4.000%, 7/1/2045 175,688
Total 16,615,839
Massachusetts  2.4%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 756,298
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 3,990,103
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,859,606
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 436,168
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,155,768

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Massachusetts  2.4% - continued
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
$ 9,295,000 5.250%, 7/1/2033, Ser. L $ 10,742,134
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,755,350
Total 27,695,427
Michigan  3.4%
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,206,958
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,029,021
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,097,661
2,110,000 4.000%, 9/1/2046 1,841,410
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 546,556
7,775,000 5.000%, 12/31/2043, AMT 7,779,115
5,110,000 5.000%, 6/30/2048, AMT 5,010,246
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,246,506
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AGM Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,161,546
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,835,841
Total 39,754,860
Minnesota  3.7%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 474,774
Center City, MN Health Care Fac.
Rev. Refg. (Hazelden Betty Ford
Foundation)
795,000 5.000%, 11/1/2047 805,652
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,301,164
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,568,558
2,500,000 5.250%, 6/15/2047, Ser. B 2,574,992
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 318,783
Principal
Amount Long-Term Fixed Income  98.7% Value
Minnesota  3.7% - continued
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
$ 5,000,000 5.000%, 11/15/2049, Ser. A $ 4,963,987
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053 455,148
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,379,044
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,065,928
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,564,937
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,498,277
4,000,000 5.000%, 10/1/2052, Ser. B 3,995,405
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,153,651
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 951,526
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,803,399
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,095,718
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 5,947,801
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 880,439
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 476,289
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 256,250
Total 42,531,722

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Mississippi  0.5%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
$ 5,000,000 4.000%, 6/1/2053, Ser. A $ 4,544,139
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Development
Rev. (Chevron USA, Inc.)
1,610,000 2.500%, 12/1/2030, Ser. D
a
1,610,000
Total 6,154,139
Missouri  1.1%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,337,446
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 498,821
1,200,000 5.000%, 8/15/2042, Ser. A 1,101,522
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,025,223
Missouri Health and Educational
Fac. Auth. Health Fac. Rev. Refg.
(Lake Regional Health System)
1,200,000 4.000%, 2/15/2051 981,870
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 545,584
250,000 5.000%, 4/1/2045 255,559
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,603,963
Total 12,349,988
Montana  0.5%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,583,941
1,000,000 4.000%, 7/1/2044 698,741
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,494,528
Total 5,777,210
Nebraska  1.5%
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AGM Insured)
3,000,000 5.000%, 12/15/2048
b
3,107,967
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,089,409
Principal
Amount Long-Term Fixed Income  98.7% Value
Nebraska  1.5% - continued
Omaha, NE Airport Auth. Airport
Fac. Rev. (AGC Insured)
$ 3,400,000 5.250%, 12/15/2054, AMT
b
$ 3,475,123
Omaha, NE Public Power District
Electric Rev.
8,275,000 5.000%, 2/1/2046, Ser. A 8,475,599
Total 17,148,098
Nevada  0.7%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,468,334
3,250,000 5.000%, 9/1/2047, Ser. A 3,141,907
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,030,233
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 102,271
350,000 6.000%, 6/1/2048 361,194
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
750,000
5.250%, 7/1/2054, Ser. A,
AMT 758,227
1,000,000
5.250%, 7/1/2049, Ser. A,
AMT 1,013,157
Total 7,875,323
New Hampshire  1.0%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 6,014,664
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 755,444
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,142,695
Total 11,912,803
New Jersey  2.4%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 414,522
750,000 6.000%, 6/15/2047 781,492
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
f
1,592,151
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,546,296
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,720,379
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 8,852,782

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
New Jersey  2.4% - continued
$ 500,000 5.500%, 6/15/2050, Ser. CC
f
$ 578,386
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 924,769
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 8,984,714
Total 27,395,491
New York  8.6%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,428,698
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
341,323
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,079,843
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,075,017
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,880,966
Monroe County, NY Industrial
Development Corporation
Charter School Rev. (True North
Rochester Preparatory Charter
School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
954,979
New York City, NY GO
1,375,000 2.500%, 4/1/2036, Ser. L-3
a
1,375,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,192,394
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 15,470,979
4,000,000 4.125%, 6/15/2047, Ser. DD 3,773,166
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 16,864,709
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,661,136
1,180,000 2.500%, 8/1/2041
a
1,180,000
820,000 2.500%, 2/1/2045, Ser. E-4
a
820,000
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,284,442
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,310,000 5.000%, 2/15/2043, Ser. B 8,369,108
10,000 5.000%, 2/15/2043, Ser. B
f
10,430
10,000 5.000%, 2/15/2043, Ser. B
f
10,430
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,475,171
2,200,000 5.000%, 7/15/2042, Ser. A 2,212,797
Principal
Amount Long-Term Fixed Income  98.7% Value
New York  8.6% - continued
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
$ 750,000 4.000%, 4/30/2053, AMT $ 601,366
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,144,759
8,500,000 5.500%, 6/30/2060, AMT 8,612,392
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 777,418
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 545,573
750,000 5.625%, 4/1/2040, AMT 776,396
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,013,096
1,000,000 5.000%, 12/1/2040, AMT 1,010,625
1,000,000 5.000%, 12/1/2041, AMT 1,004,315
600,000 5.000%, 12/1/2042, AMT 598,311
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 13,722,604
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
264,846
Port Auth. of New York & New
Jersey Rev. Refg.
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,691,606
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytechnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 766,379
Total 99,990,274
North Carolina  0.9%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,546,305
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,247,469
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,258,947
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
b
764,998
1,000,000 5.250%, 7/1/2048, AMT
b
1,026,947

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
North Carolina  0.9% - continued
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
$ 1,250,000 5.000%, 10/1/2050, Ser. A $ 1,217,799
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 743,860
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,152,190
Total 10,958,515
North Dakota  0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AGM Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
251,259
250,000 5.000%, 12/1/2048, Ser. A
b
253,053
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,763,882
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,793,855
Total 6,062,049
Ohio  3.7%
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,497,913
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,003,664
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 445,615
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
7,000,000 5.000%, 6/1/2055, Ser. B-2 6,107,999
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
1,350,000
5.250%, 1/1/2045, Ser. A,
AMT 1,390,436
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
1,000,000 5.000%, 12/1/2054 960,585
500,000 5.000%, 12/1/2044 497,673
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,027,196
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 301,164
Principal
Amount Long-Term Fixed Income  98.7% Value
Ohio  3.7% - continued
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
$ 800,000 4.000%, 8/1/2051 $ 685,035
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,316,702
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
800,000 2.500%, 1/1/2039, Ser. B-2
a
800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,042,010
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,375,574
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
1,250,000 5.250%, 5/1/2054 1,252,939
1,400,000 5.250%, 5/1/2049 1,412,287
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,064,869
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
5,135,000 5.500%, 2/15/2026, Ser. A
b
5,227,459
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 525,832
750,000 5.250%, 12/1/2054 787,593
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 752,748
500,000 5.000%, 12/1/2063, Ser. B 495,005
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AGM Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
703,134
Total 42,673,432
Oklahoma  1.0%
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,514,089
5,665,000 5.000%, 1/1/2047, Ser. C 5,723,995
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,040,128
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,043,675
Total 11,321,887

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Oregon  2.0%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
$ 250,000 5.250%, 8/1/2054 $ 253,552
750,000 5.250%, 8/1/2044 777,170
500,000 5.250%, 8/1/2049 510,649
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 344,674
Clackamas County, OR School
District No. 62C UTGO
3,500,000 5.000%, 6/15/2049, Ser. B 3,526,518
Multnomah & Clackamas Counties,
OR School District GO
520,000
Zero Coupon, 6/15/2035,
Ser. A 332,322
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
1,250,000 5.500%, 12/1/2054, Ser. A 1,201,981
500,000 5.375%, 12/1/2045, Ser. A 483,638
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 4,971,526
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,761,950
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 293,202
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,483,028
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
828,343
Total 22,768,553
Pennsylvania  4.0%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,641,136
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGC Insured)
2,500,000
5.500%, 1/1/2055, Ser. A,
AMT
b
2,606,788
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGM Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,554,094
Principal
Amount Long-Term Fixed Income  98.7% Value
Pennsylvania  4.0% - continued
$ 4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
$ 4,683,499
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
f
469,409
410,000 5.000%, 5/15/2048
f
418,387
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
455,000 5.000%, 1/1/2038 454,977
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,583,645
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,568,474
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,005,328
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 1,963,798
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 846,812
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,004,624
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
8,000,000 6.250%, 6/1/2033, Ser. C
b
8,232,818
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,715,387
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,349,900
Total 46,099,076
Puerto Rico  0.5%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 927,915
5,296,000 4.550%, 7/1/2040, Ser. A-1 4,999,340
Total 5,927,255
South Carolina  2.2%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,279,340

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
South Carolina  2.2% - continued
$ 1,075,000
5.250%, 7/1/2049, Ser. A,
AMT $ 1,105,019
South Carolina Jobs-Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 4,704,812
South Carolina Jobs-Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,008,023
South Carolina Jobs-Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,186,957
4,500,000 4.250%, 2/1/2048 4,227,667
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,346,380
South Carolina Jobs-Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 1,936,266
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,029,020
South Carolina Public Service Auth.
Rev. Refg. (AGM Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
b
1,258,760
Total 25,082,244
South Dakota  0.1%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 671,601
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,000,979
Total 1,672,580
Tennessee  0.2%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,149,366
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,032,270
Total 2,181,636
Texas  12.8%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
1,002,869
Principal
Amount Long-Term Fixed Income  98.7% Value
Texas  12.8% - continued
$ 750,000 6.250%, 6/1/2063
c
$ 755,946
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,808,662
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
b
3,503,986
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 994,316
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 506,486
1,000,000 5.000%, 1/1/2046, Ser. B 1,012,819
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
4,605,000 5.000%, 8/15/2039
b
4,609,397
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,264,532
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,847,542
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,646,354
FW Texas Street Public Fac.
Corporation Residential
Development Rev. (River District)
2,000,000 5.000%, 5/1/2038 2,009,997
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 628,956
400,000
5.500%, 8/1/2043, Ser. A,
AMT 418,526
1,000,000 6.000%, 8/1/2043, AMT 1,076,012
500,000
5.500%, 8/1/2044, Ser. A,
AMT 522,213
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
6,615,803
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,524,992
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
b
5,553,129
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
160,000 5.000%, 1/1/2033, Ser. A 160,061

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Texas  12.8% - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
$ 7,000,000 4.125%, 7/1/2052, Ser. A $ 6,218,480
Harris County, TX Industrial
Development Corporation Rev.
(Exxon)
100,000 2.590%, 8/15/2027, AMT
a
100,000
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,476,838
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
350,000
5.500%, 7/15/2038, Ser. B,
AMT 353,899
Houston, TX Airport System Rev.
Refg. (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
4,901,646
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,055,955
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,f
11,691,359
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,198,803
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,321,753
2,000,000 5.500%, 5/15/2048
b
2,118,571
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
1,190,000 2.550%, 5/1/2046
a
1,190,000
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,281,824
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,468,052
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
820,000 5.000%, 4/1/2029, Ser. A 820,379
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
5,000,000 5.250%, 2/1/2028
b
5,287,738
2,000,000 5.250%, 2/1/2029
b
2,148,059
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,539,741
Principal
Amount Long-Term Fixed Income  98.7% Value
Texas  12.8% - continued
Port Freeport, TX Rev.
$ 3,700,000
5.000%, 6/1/2049, Ser. A,
AMT $ 3,584,700
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 1,939,739
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,206,403
1,500,000 5.250%, 2/1/2049, Ser. A 1,584,403
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 610,475
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 508,166
750,000 5.500%, 11/15/2047, Ser. D 787,360
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
1,000,000 5.000%, 10/1/2049 984,076
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,044,080
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,075,133
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 14,925,469
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 468,218
4,275,000 4.000%, 6/30/2040, Ser. A 3,987,500
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,270,301
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
2,500,000 4.375%, 8/1/2054
b
2,341,739
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,274,189
Total 148,227,646
Utah  1.9%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
1,000,000 5.625%, 12/1/2053
c
971,583

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Utah  1.9% - continued
Intermountain Power Agency, UT
Power Supply Rev. Refg.
$ 250,000 5.000%, 7/1/2044, Ser. A $ 254,917
2,000,000 5.000%, 7/1/2045, Ser. A 2,038,350
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,461,258
3,000,000 5.000%, 10/1/2049, Ser. A 3,025,072
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
b
1,633,449
Orem, UT GO
6,880,000 5.000%, 12/1/2046 6,954,234
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,001,042
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,007,298
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,143,930
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 793,239
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 374,792
Total 22,659,164
Vermont  0.3%
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,018,276
1,000,000 5.000%, 12/1/2036, Ser. A 1,005,074
Total 4,023,350
Virginia  2.6%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,744,784
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 694,633
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,519,617
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
1,000,000 5.500%, 12/1/2054, Ser. A 1,015,603
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 599,221
6,575,000 5.000%, 12/31/2049, AMT 6,386,724
10,610,000 5.000%, 12/31/2052, AMT 10,168,574
Principal
Amount Long-Term Fixed Income  98.7% Value
Virginia  2.6% - continued
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
$ 500,000 4.000%, 1/1/2048, AMT $ 417,428
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 460,544
1,000,000 4.000%, 1/1/2040, AMT 905,469
Total 29,912,597
Washington  1.7%
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,069,808
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
760,020
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,312,964
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,793,666
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,034,278
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
577,613
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,709,345
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 427,393
450,000 4.000%, 5/1/2045 405,765
Washington Housing Finance
Commission Certificates Rev.
996,535 3.812%, 3/20/2040, Ser. A
a
916,347
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,198,863
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 1,019,810
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,429,352
1,250,000 6.250%, 7/1/2059
c
1,340,157
Total 19,995,381

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
West Virginia  1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
$ 750,000 5.250%, 6/1/2053 $ 732,451
500,000 5.250%, 6/1/2044 500,141
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,849,780
2,000,000 4.250%, 6/1/2047, Ser. A 1,873,616
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 8,790,286
Total 13,746,274
Wisconsin  2.5%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
491,271
750,000 6.500%, 7/15/2063, Ser. A
c
782,957
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
509,610
750,000 7.000%, 7/1/2058
c
764,264
Public Finance Auth., WI Health
Care System Rev. Refg. (Cone
Health)
3,390,000 2.500%, 5/1/2025, Ser. C
a
3,390,000
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,007,662
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 967,600
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,018,432
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,033,937
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 382,015
920,000 5.500%, 7/1/2043, AMT 934,924
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 1,961,809
4,000,000 4.000%, 9/30/2051, AMT 3,213,655
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
575,000 5.250%, 6/1/2054, Ser. A 566,797
Principal
Amount Long-Term Fixed Income  98.7% Value
Wisconsin  2.5% - continued
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
$ 2,000,000 5.750%, 7/1/2063, Ser. A
c
$ 2,032,738
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,310,012
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 750,241
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,056,540
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 755,439
500,000 5.750%, 8/15/2059, Ser. A 512,782
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 830,706
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,974,584
Total 29,247,975
Total Long-Term Fixed Income
(cost $1,196,805,162) 1,146,929,224
Principal
Amount Short-Term Investments <0.1%
g
Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.100%, 6/10/2025
h
99,524
Total Short-Term Investments
(cost $99,544) 99,524
Total Investments
(cost $1,196,904,706) 98.7% $1,147,028,748
Other Assets and Liabilities, Net
1.2% 14,459,424
Total Net Assets 100.0% $1,161,488,172

Municipal Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $28,985,183 or 2.5% of
total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of April 30, 2025 was $760,020 or 0.07% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2025.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 738,391
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 14,466,715
Gross unrealized depreciation (70,648,928)
Net unrealized appreciation (depreciation) $ (56,182,213)
Cost for federal income tax purposes $ 1,203,210,961
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 209,325,967 – 209,325,967 –
Electric Revenue 31,903,672 – 31,903,672 –
Escrowed/Pre-refunded 14,770,552 – 14,770,552 –
General Obligation 64,877,898 – 64,877,898 –
Health Care 252,218,044 – 252,218,044 –
Housing Finance 31,113,948 – 31,113,948 –
Industrial Development Revenue 35,201,851 – 35,201,851 –
Other Revenue 54,928,069 – 54,928,069 –
Tax Revenue 59,542,396 – 59,542,396 –
Transportation 317,656,479 – 317,656,479 –
Water & Sewer 75,390,348 – 75,390,348 –
Short-Term Investments 99,524 – 99,524 –
Total Investments at Value $1,147,028,748 $– $1,147,028,748 $–

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.3% Value
Asset-Backed Securities  14.7%
ACHV ABS Trust
$ 1,368,621
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 1,375,638
1,893,779
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
1,895,672
Affirm Asset Securitization Trust
3,350,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
3,370,957
3,300,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
3,313,698
254,688
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
254,984
2,836,535
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
2,834,564
Affirm Master Trust
4,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
4,522,797
Annisa CLO, Ltd.
3,500,000
5.770%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
3,494,750
Auxilior Term Funding, LLC
3,548,364
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
3,570,579
Avis Budget Rental Car Funding
AESOP, LLC
5,370,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
5,479,223
7,050,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
7,160,961
Benefit Street Partners CLO IV, Ltd.
3,600,000
6.170%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
3,600,770
BRAVO Residential Funding Trust
1,636,410
5.104%,  (SOFR30A +
0.750%), 5/27/2025, Ser.
2021-HE2, Class A1
a,b
1,631,015
CarVal CLO I, Ltd.
4,200,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,198,685
CarVal CLO III, Ltd.
5,500,000
5.670%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
5,480,750
Cascade Funding Mortgage Trust
302,646
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
298,495
Cascade Funding Mortgage Trust,
LLC
593,190
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
587,426
Chenango Park CLO, Ltd.
3,750,000
6.056%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
3,755,569
Commonbond Student Loan Trust
125,096
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
118,163
507,523
4.941%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
500,885
Principal
Amount Long-Term Fixed Income  99.3% Value
Asset-Backed Securities  14.7% - continued
Dell Equipment Finance Trust
$ 1,900,000
4.680%,  7/22/2027, Ser.
2025-1, Class A2
a,c
$ 1,901,102
Dryden 61 CLO, Ltd.
3,250,000
5.836%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
3,227,130
ECMC Group Student Loan Trust
4,954,098
5.304%,  (SOFR30A +
0.950%), 5/27/2025, Ser.
2025-1A, Class A
a,b
4,905,428
3,266,294
5.504%,  (SOFR30A +
1.150%), 5/27/2025, Ser.
2024-1A, Class A
a,b
3,271,561
Education Funding Trust
956,317
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
904,169
Enterprise Fleet Financing, LLC
3,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
3,531,910
Ford Credit Auto Owner Trust
2,000,000
4.110%,  7/15/2030, Ser.
2024-C, Class A4 1,994,295
Foundation Finance Trust
944,105
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
886,262
3,019,417
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
3,145,532
GM Financial Automobile Leasing
Trust
1,500,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 1,494,405
GMAC Mortgage Corporation
Loan Trust
13,523
4.941%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
6,779
GoldenTree Loan Management US
CLO 11, Ltd.
2,000,000
5.350%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
1,988,034
GreatAmerica Leasing
Receivables Funding, LLC
1,100,000
4.520%,  10/15/2027, Ser.
2025-1, Class A2
a
1,101,054
GSAA Home Equity Trust
124,341
6.391%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
190,547
920,881
4.310%,  8/25/2034, Ser.
2004-10, Class M2
b
863,221
Hertz Vehicle Financing III, LLC
2,250,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
2,265,289
2,533,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
2,574,999
2,225,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
2,228,457
KKR Static CLO I, Ltd.
2,535,452
5.250%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
2,527,339

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Asset-Backed Securities  14.7% - continued
$ 3,250,000
5.720%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
$ 3,219,132
Lendbuzz Securitization Trust
1,650,000
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,657,031
M&T Bank Auto Receivables Trust
1,750,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
1,774,296
Madison Park Funding XXXIX, Ltd.
5,500,000
6.022%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
5,440,589
Marlette Funding Trust
697,874
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
699,360
MFA Trust
2,142,872
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
2,147,281
National Collegiate Trust
387,183
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
378,359
Navient Student Loan Trust
2,179,553
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,131,358
Oak Street Investment
2,348,624
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,261,773
Octane Receivables Trust
2,317,973
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
2,342,741
OZLM XVII, Ltd.
5,200,000
6.270%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
5,178,571
Pagaya AI Debt Grantor Trust
1,580,801
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
1,587,220
5,500,926
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
5,496,494
3,150,000
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
3,153,606
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,629,354
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,643,602
Palmer Square Loan Funding, Ltd.
2,250,000
5.706%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
2,246,789
5,000,000
5.706%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
4,974,685
3,000,000
5.521%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
2,958,852
PPM CLO 2, Ltd.
6,250,000
5.761%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
6,237,988
Principal
Amount Long-Term Fixed Income  99.3% Value
Asset-Backed Securities  14.7% - continued
Pretium Mortgage Credit Partners,
LLC
$ 1,972,713
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,e
$ 1,964,567
1,425,000
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c,e,f
1,425,000
1,854,928
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
1,856,756
RCO VII Mortgage, LLC
1,576,473
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,e
1,584,227
SCF Equipment Leasing, LLC
264,606
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
264,885
SFS Auto Receivables
Securitization Trust
33,902
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
33,924
Terwin Mortgage Trust
670,546
5.941%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
660,344
Tesla Auto Lease Trust
3,250,000
4.880%,  6/20/2028, Ser.
2024-B, Class A4
a
3,262,469
Towd Point Asset Trust
1,221,723
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,169,220
United Auto Credit Securitization
Trust
69,135
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
69,157
Upstart Securitization Trust
266,762
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
267,167
Vericrest Opportunity Loan
Transferee
44,087
5.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a
44,056
468,153
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a
467,277
555,184
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
554,827
2,408,721
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,e
2,398,333
Wheels Fleet Lease Funding 1,
LLC
2,750,000
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
2,765,996
Total 170,771,026
Basic Materials  1.3%
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,859,724
Eastman Chemical Company
1,900,000 5.000%,  8/1/2029 1,914,393
FMC Corporation
3,100,000 5.150%,  5/18/2026 3,103,845
Glencore Funding, LLC
2,500,000 5.338%,  4/4/2027
a
2,534,663
2,525,000 6.125%,  10/6/2028
a
2,636,710

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Basic Materials  1.3% - continued
International Flavors & Fragrances,
Inc.
$ 1,250,000 1.832%,  10/15/2027
a
$ 1,167,922
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,353,854
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 922,009
Total 15,493,120
Capital Goods  1.8%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,916,492
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,585,504
Boeing Company
2,500,000 2.196%,  2/4/2026 2,449,425
1,100,000 6.259%,  5/1/2027 1,133,110
Holcim Finance US, LLC
965,000 4.700%,  4/7/2028
a
972,205
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,803,162
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 800,000
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 514,090
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026 1,659,477
RTX Corporation
1,900,000 5.750%,  11/8/2026 1,936,392
Sonoco Products Company
2,150,000 4.450%,  9/1/2026 2,146,747
Spirit AeroSystems, Inc.
2,575,000 4.600%,  6/15/2028 2,489,265
Veralto Corporation
1,900,000 5.500%,  9/18/2026 1,926,944
Total 21,332,813
Collateralized Mortgage Obligations  11.0%
A&D Mortgage Trust
2,984,450
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,e
3,016,801
2,791,426
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,799,318
ACRA Trust
4,778,281
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
4,798,719
Banc of America Funding Trust
212,448
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
213,420
518,356
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 510,149
Bear Stearns Adjustable Rate
Mortgage Trust
93,027
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
86,455
CAFL Issuer, LLC
4,603,431
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,592,151
Principal
Amount Long-Term Fixed Income  99.3% Value
Collateralized Mortgage Obligations  11.0% -
continued
Chase Mortgage Finance Trust
Series
$ 1,169,588
7.073%,  7/25/2037, Ser.
2007-A2, Class 1M
b
$ 1,173,445
CHNGE Mortgage Trust
1,620,989
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,b
1,657,344
3,473,470
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,283,866
2,752,074
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
2,766,439
4,918,331
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
4,772,929
2,143,876
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
2,150,142
3,008,019
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
3,040,074
Citigroup Mortgage Loan Trust,
Inc.
485,460
5.462%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
455,420
COLT Mortgage Loan Trust
3,909,072
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,e
3,910,338
4,122,248
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,680,868
Countrywide Alternative Loan Trust
88,224
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 56,876
86,868
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 69,068
Credit Suisse Mortgage Capital
Certificates
4,227,335
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,654,826
Deephaven Residential Mortgage
Trust
4,583,260
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
4,168,116
4,664,756
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
4,061,628
Federal National Mortgage
Association - REMIC
4,064,818
4.000%,  7/25/2053, Ser.
2024-76, Class DA 3,969,179
Flagstar Mortgage Trust
2,125,889
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,910,952
GCAT Trust
3,509,312
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
3,200,639
2,806,178
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
2,819,630
GS Mortgage-Backed Securities
Trust
264,414
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
248,323
J.P. Morgan Alternative Loan Trust
231,922
5.070%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
171,337

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Collateralized Mortgage Obligations  11.0% -
continued
J.P. Morgan Mortgage Trust
$ 126,941
5.368%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
$ 88,564
LHOME Mortgage Trust
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,e
1,910,909
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
2,276,553
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
3,543,879
MFA Trust
4,086,602
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
3,990,506
3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
3,767,613
Mortgage Equity Conversion Asset
Trust
193,165
4.500%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
190,654
157,231
4.620%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
156,458
NYMT Loan Trust
2,498,635
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
2,506,759
1,500,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
1,515,332
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
2,524,916
Palisades Mortgage Loan Trust
1,930,123
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
1,917,782
PRET Trust
2,969,126
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,e
2,855,439
PRPM, LLC
2,689,119
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
2,627,665
1,475,067
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
1,478,124
1,884,544
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
1,886,970
Radnor Re, Ltd.
1,642,148
6.320%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
1,643,193
Roc Mortgage Trust
581,380
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
580,394
3,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
3,492,159
2,700,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,e
2,697,354
Toorak Mortgage Corporation, Ltd.
4,388,140
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
4,086,724
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,e
4,773,995
2,025,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,e
2,022,741
Principal
Amount Long-Term Fixed Income  99.3% Value
Collateralized Mortgage Obligations  11.0% -
continued
TRK Trust
$ 4,323,525
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
$ 3,813,026
Vericrest Opportunity Loan
Transferee
439,083
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a
438,587
Verus Securitization Trust
2,200,000
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,e
2,204,392
1,507,173
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,345,092
Visio 2020-1R Trust
296,360
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
282,611
Wachovia Mortgage Loan Trust,
LLC
4,591
7.138%,  5/20/2036, Ser.
2006-A, Class 2A1
b
4,422
Total 127,861,265
Commercial Mortgage-Backed Securities  3.0%
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,798,196
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,000,000
4.508%,  7/25/2029, Ser.
K528, Class A2
d
4,054,042
2,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
d
2,049,338
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
981,752
Home Partners of America Trust
3,576,313
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,430,763
Progress Residential Trust
4,061,754
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,948,421
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,484,086
1,500,000
3.400%,  2/17/2042, Ser.
2025-SFR1, Class A
a
1,408,154
1,600,000
3.305%,  4/17/2042, Ser.
2025-SFR2, Class A
a
1,494,381
Silver Hill Trust
907,839
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
891,432
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,580,427
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,267,738
Total 35,388,730
Communications Services  2.9%
American Tower Corporation
1,000,000 1.450%,  9/15/2026 958,978

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Communications Services  2.9% - continued
$ 2,050,000 5.500%,  3/15/2028 $ 2,108,631
AppLovin Corporation
4,000,000 5.125%,  12/1/2029 4,032,848
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
779,000 4.908%,  7/23/2025 777,968
875,000 6.150%,  11/10/2026 891,901
2,750,000 4.200%,  3/15/2028 2,702,209
1,725,000 6.100%,  6/1/2029 1,786,378
Comcast Corporation
950,000 5.100%,  6/1/2029 979,518
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,263,809
1,750,000 4.900%,  9/1/2029 1,754,232
NTT Finance Corporation
1,750,000 5.104%,  7/2/2027
a
1,783,209
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,916,301
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,059,104
Take-Two Interactive Software, Inc.
1,250,000 5.400%,  6/12/2029 1,286,024
T-Mobile USA, Inc.
3,125,000 4.850%,  1/15/2029 3,159,911
Warnermedia Holdings, Inc.
3,200,000 3.755%,  3/15/2027 3,114,072
Total 33,575,093
Consumer Cyclical  6.0%
American Honda Finance
Corporation
2,000,000 4.900%,  7/9/2027 2,025,857
2,000,000 4.450%,  10/22/2027 2,007,569
2,050,000 5.650%,  11/15/2028 2,130,590
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 1,998,420
Ford Motor Credit Company, LLC
1,400,000 3.375%,  11/13/2025 1,383,640
1,150,000 5.125%,  11/5/2026 1,139,197
1,875,000 5.800%,  3/5/2027 1,864,107
2,500,000 5.113%,  5/3/2029 2,397,653
General Motors Company
938,000 6.125%,  10/1/2025 941,510
General Motors Financial
Company, Inc.
1,075,000 2.750%,  6/20/2025 1,071,670
950,000 5.400%,  5/8/2027 959,644
1,900,000 5.350%,  7/15/2027 1,919,960
1,900,000 5.050%,  4/4/2028 1,904,642
2,500,000 5.800%,  1/7/2029 2,551,570
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,898,626
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,341,432
1,250,000 6.250%,  11/3/2025
a
1,257,697
1,250,000 1.650%,  9/17/2026
a,g
1,198,770
1,900,000 5.300%,  3/19/2027
a
1,917,465
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a,g
1,218,723
Principal
Amount Long-Term Fixed Income  99.3% Value
Consumer Cyclical  6.0% - continued
Las Vegas Sands Corporation
$ 1,565,000 5.900%,  6/1/2027 $ 1,585,185
1,600,000 5.625%,  6/15/2028
c
1,603,672
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,399,793
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,323,348
1,875,000 5.000%,  5/17/2029 1,923,277
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,587,834
2,850,000 4.800%,  11/13/2026
a
2,861,256
Nissan Motor Acceptance
Company, LLC
2,700,000 5.300%,  9/13/2027
a
2,646,386
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,936,338
PACCAR Financial Corporation
2,000,000 4.550%,  3/3/2028 2,027,354
1,300,000 4.000%,  9/26/2029 1,287,237
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,257,427
Royal Caribbean Cruises, Ltd.
3,200,000 5.500%,  4/1/2028
a
3,196,716
Stellantis Finance US, Inc.
3,050,000 5.350%,  3/17/2028
a
3,073,091
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,263,227
2,000,000 4.950%,  1/9/2030 2,041,653
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,914,830
Walmart, Inc.
1,600,000 4.350%,  4/28/2030 1,618,770
Total 69,676,136
Consumer Non-Cyclical  6.4%
AbbVie, Inc.
3,000,000 4.650%,  3/15/2028 3,044,587
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,571,239
635,000 4.875%,  2/4/2028 642,448
1,900,000 6.200%,  11/1/2028 2,005,523
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,456,562
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,919,570
1,900,000 5.931%,  2/2/2029 1,987,772
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,265,834
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,680,220
Campbell's Company
630,000 5.300%,  3/20/2026 633,664
Cargill, Inc.
1,900,000 4.625%,  2/11/2028
a
1,921,958
Colgate-Palmolive Company
1,575,000 4.200%,  5/1/2030
c
1,581,638
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,768,481

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Consumer Non-Cyclical  6.4% - continued
CVS Health Corporation
$ 1,600,000 5.000%,  2/20/2026 $ 1,603,530
2,500,000 5.400%,  6/1/2029 2,564,615
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,965,370
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,870,870
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,757,053
2,400,000 5.000%,  3/1/2028 2,427,565
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 1,000,114
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
3,600,000 2.500%,  1/15/2027 3,472,910
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,530,829
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,445,849
Mars, Inc.
1,500,000 4.600%,  3/1/2028
a
1,516,175
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,432,940
Nestle Holdings, Inc.
1,275,000 5.000%,  3/14/2028
a,g
1,310,821
Novartis Capital Corporation
1,600,000 3.800%,  9/18/2029 1,580,993
Pfizer Investment Enterprises,
Private Ltd.
1,900,000 4.450%,  5/19/2028 1,914,776
Philip Morris International, Inc.
1,600,000 4.875%,  2/15/2028 1,628,895
2,500,000 4.125%,  4/28/2028 2,497,268
625,000 4.875%,  2/13/2029 635,061
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,776,874
2,000,000 5.150%,  9/2/2029 2,020,818
Stryker Corporation
1,900,000 4.700%,  2/10/2028 1,922,349
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,494,955
Total 73,850,126
Energy  4.0%
APA Corporation
1,900,000 4.375%,  10/15/2028
a
1,831,550
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 961,203
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,907,647
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,597,195
1,260,000 6.042%,  8/15/2028
a
1,299,220
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,647,937
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,267,573
Principal
Amount Long-Term Fixed Income  99.3% Value
Energy  4.0% - continued
Enbridge, Inc.
$ 1,900,000 5.900%,  11/15/2026 $ 1,936,163
Energy Transfer, LP
1,050,000 2.900%,  5/15/2025 1,049,167
1,250,000 6.050%,  12/1/2026 1,274,979
1,900,000 5.250%,  7/1/2029 1,925,505
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027
a
2,681,480
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,319,843
1,750,000 5.150%,  6/1/2030
c
1,766,719
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 3,000,000
MPLX, LP
1,300,000 1.750%,  3/1/2026 1,266,554
National Fuel Gas Company
1,600,000 5.500%,  3/15/2030 1,638,518
Occidental Petroleum Corporation
1,000,000 5.000%,  8/1/2027 999,374
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,012,218
2,000,000 4.250%,  9/24/2027 1,988,572
1,000,000 5.650%,  11/1/2028 1,030,992
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 899,664
2,550,000 5.375%,  1/1/2026 2,549,742
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,215,726
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,622,416
Schlumberger Holdings
Corporation
875,000 5.000%,  5/29/2027
a
886,759
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027
a
1,306,731
Total 46,883,447
Financials  34.3%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,942,063
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a,g
1,900,279
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,800,000 1.750%,  1/30/2026 1,759,749
750,000 2.450%,  10/29/2026 725,517
1,550,000 6.100%,  1/15/2027 1,582,792
1,665,000 6.450%,  4/15/2027 1,716,529
1,925,000 4.625%,  9/10/2029 1,910,521
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,394,632
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,756,344
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,025,349
1,000,000 5.043%,  7/26/2028
b
1,014,055
1,900,000 4.731%,  4/25/2029
b
1,917,521
635,000 5.085%,  1/30/2031
b
646,535

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  34.3% - continued
Aon North America, Inc.
$ 1,900,000 5.125%,  3/1/2027 $ 1,926,251
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029 2,704,091
Ares Capital Corporation
2,000,000 3.875%,  1/15/2026 1,984,292
1,200,000 2.150%,  7/15/2026 1,157,238
Ares Strategic Income Fund
1,400,000 5.700%,  3/15/2028
a
1,397,413
1,625,000 5.600%,  2/15/2030
a,g
1,595,465
Arthur J. Gallagher & Company
1,050,000 4.600%,  12/15/2027 1,058,160
1,050,000 4.850%,  12/15/2029 1,062,995
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,307,044
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,100,081
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,497,217
1,275,000 4.750%,  4/14/2027
a
1,276,390
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,152,652
1,500,000 2.125%,  2/21/2026
a
1,462,558
650,000 4.250%,  4/15/2026
a
644,149
1,200,000 4.950%,  1/15/2028
a
1,194,092
1,900,000 5.375%,  5/30/2030
a
1,894,046
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
991,717
2,000,000 5.365%,  7/15/2028
b
2,038,355
2,000,000 5.588%,  8/8/2028 2,062,606
Bank of America Corporation
1,475,000 1.319%,  6/19/2026
b
1,468,092
2,000,000 4.827%,  7/22/2026
b
2,000,446
3,500,000 1.734%,  7/22/2027
b
3,383,789
Bank of Montreal
1,885,000 5.266%,  12/11/2026 1,913,430
3,000,000 5.370%,  6/4/2027
g
3,064,003
2,250,000 4.567%,  9/10/2027
b
2,251,906
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
b,h
794,378
1,250,000 6.317%,  10/25/2029
b
1,327,534
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,241,814
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
b,h
1,060,522
2,000,000 4.404%,  9/8/2028
b
1,997,596
Barclays plc
1,900,000 6.496%,  9/13/2027
b
1,942,790
2,000,000 2.279%,  11/24/2027
b
1,926,831
950,000 5.674%,  3/12/2028
b
967,966
1,900,000 4.837%,  9/10/2028
b
1,903,008
1,900,000 5.086%,  2/25/2029
b
1,913,849
Blackstone Private Credit Fund
1,150,000 4.950%,  9/26/2027
a
1,139,161
Blackstone Secured Lending Fund
1,725,000 5.875%,  11/15/2027 1,746,640
2,100,000 5.350%,  4/13/2028 2,094,126
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026 1,301,805
Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  34.3% - continued
Blue Owl Credit Income
Corporation
$ 1,100,000 4.700%,  2/8/2027 $ 1,084,892
1,900,000 6.600%,  9/15/2029
a
1,921,177
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,989,008
3,080,000 3.750%,  6/17/2026
a
3,004,755
1,725,000 6.750%,  4/4/2029 1,728,731
BNP Paribas SA
1,425,000 4.792%,  5/9/2029
a,b
1,423,921
2,200,000 1.323%,  1/13/2027
a,b
2,146,112
1,400,000 5.176%,  1/9/2030
a,b
1,419,318
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,474,260
BPCE SA
1,750,000 5.975%,  1/18/2027
a,b
1,763,996
Canadian Imperial Bank of
Commerce
2,000,000 5.237%,  6/28/2027 2,035,738
1,900,000 4.857%,  3/30/2029
b
1,917,144
Capital One Financial Corporation
1,500,000 4.985%,  7/24/2026
b
1,499,997
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,931,617
1,800,000 4.625%,  12/15/2029 1,735,192
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,h
598,012
1,750,000 4.000%,  6/1/2026
b,h
1,694,680
Chubb INA Holdings, LLC
2,750,000 4.650%,  8/15/2029 2,796,738
Citadel, LP
2,550,000 6.000%,  1/23/2030
a
2,594,955
Citibank NA
2,150,000 4.876%,  11/19/2027
b
2,164,716
Citigroup, Inc.
1,000,000 4.000%,  12/10/2025
b,h
977,904
1,850,000 1.122%,  1/28/2027
b
1,802,620
1,100,000 5.174%,  2/13/2030
b
1,116,177
Citizens Financial Group, Inc.
1,550,000 5.253%,  3/5/2031
b
1,552,211
Comerica, Inc.
665,000 5.625%,  7/1/2025
b,h
659,421
Commonwealth Bank of Australia/
New York, NY
2,500,000 4.423%,  3/14/2028 2,523,449
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,b
1,865,563
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 536,609
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,970,564
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a
2,589,500
Credit Agricole SA
1,250,000 1.247%,  1/26/2027
a,b
1,217,509
2,000,000 4.631%,  9/11/2028
a,b
1,997,983
1,200,000 5.230%,  1/9/2029
a,b
1,217,286
1,275,000 6.316%,  10/3/2029
a,b
1,338,497
Credit Suisse Group AG
810,000 7.500%,  N/A
*,i
56,700

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  34.3% - continued
Deutsche Bank AG
$ 3,000,000 6.000%,  10/30/2025
b,h
$ 2,938,011
Deutsche Bank AG/New York, NY
1,450,000 2.129%,  11/24/2026
b
1,426,945
1,900,000 5.414%,  5/10/2029 1,957,500
1,300,000 4.999%,  9/11/2030
b
1,301,408
Discover Bank
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,221,305
EPR Properties
3,125,000 4.950%,  4/15/2028 3,088,563
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,386,683
First Horizon Bank
2,499,000 5.750%,  5/1/2030 2,510,509
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,115,735
Fortitude Group Holdings, LLC
2,500,000 6.250%,  4/1/2030
a
2,536,625
FS KKR Capital Corporation
3,000,000 3.400%,  1/15/2026 2,958,185
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,761,948
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,267,074
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
b
1,912,726
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 971,134
Goldman Sachs Group, Inc.
325,000 4.250%,  10/21/2025 324,343
2,000,000 3.800%,  5/10/2026
b,g,h
1,930,302
2,500,000 3.615%,  3/15/2028
b
2,460,218
1,900,000 4.482%,  8/23/2028
b
1,901,037
1,900,000 6.484%,  10/24/2029
b
2,015,715
1,100,000 5.218%,  4/23/2031
b
1,120,294
Goldman Sachs Private Credit
Corporation
750,000 5.875%,  5/6/2028
a,c
751,616
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,687,845
HSBC Holdings plc
2,150,000 5.130%,  11/19/2028
b
2,173,180
1,250,000 4.899%,  3/3/2029
b
1,256,673
Huntington Bank Auto Credit-
Linked Notes
602,780
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
605,796
ING Groep NV
2,000,000 1.726%,  4/1/2027
b
1,947,986
2,000,000 4.017%,  3/28/2028
b
1,982,648
1,900,000 4.858%,  3/25/2029
b
1,913,002
JPMorgan Chase & Company
2,000,000 3.650%,  6/1/2026
b,h
1,937,671
3,500,000 1.045%,  11/19/2026
b
3,431,674
1,275,000 1.040%,  2/4/2027
b
1,242,143
1,850,000 5.571%,  4/22/2028
b
1,891,925
2,750,000 4.979%,  7/22/2028
b
2,782,063
1,700,000 4.851%,  7/25/2028
b
1,718,326
Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  34.3% - continued
KeyBank NA/Cleveland, OH
$ 1,500,000 4.700%,  1/26/2026 $ 1,497,651
KeyCorp
2,500,000 5.121%,  4/4/2031
b,g
2,496,237
Kilroy Realty, LP
2,881,000 4.375%,  10/1/2025 2,871,970
Lincoln Financial Global Funding
1,000,000 5.300%,  1/13/2030
a
1,023,554
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 349,007
950,000 5.985%,  8/7/2027
b
964,849
1,875,000 5.462%,  1/5/2028
b
1,900,103
2,000,000 3.750%,  3/18/2028
b
1,968,746
1,500,000 5.087%,  11/26/2028
b
1,518,226
LPL Holdings, Inc.
1,600,000 5.200%,  3/15/2030
g
1,615,139
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
b,h
1,601,315
Macquarie Airfinance Holdings,
Ltd.
1,829,000 6.400%,  3/26/2029
a
1,877,238
1,300,000 5.150%,  3/17/2030
a
1,275,736
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 2,005,199
2,000,000 4.650%,  1/27/2026 1,998,822
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,931,515
Met Tower Global Funding
2,000,000 4.000%,  10/1/2027
a
1,986,326
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,967,823
Morgan Stanley
2,075,000 5.000%,  11/24/2025 2,081,004
1,500,000 4.679%,  7/17/2026
b
1,499,612
2,250,000 6.138%,  10/16/2026
b
2,263,711
1,500,000 0.985%,  12/10/2026
b
1,466,267
1,000,000 1.593%,  5/4/2027
b
970,928
1,875,000 5.652%,  4/13/2028
b
1,914,334
3,000,000 5.164%,  4/20/2029
b
3,054,231
785,000 5.449%,  7/20/2029
b
805,864
Morgan Stanley Bank NA
2,850,000 4.447%,  10/15/2027
b
2,853,225
1,900,000 5.016%,  1/12/2029
b
1,928,617
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029 2,874,661
National Bank of Canada
2,700,000 5.600%,  7/2/2027
b
2,732,068
NatWest Group plc
1,250,000 5.847%,  3/2/2027
b
1,261,684
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,600,000
5.320%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,591,620
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,941,741
2,500,000 5.000%,  6/6/2029
a,g
2,575,214
Nomura Holdings, Inc.
1,500,000 2.329%,  1/22/2027 1,442,788
2,700,000 5.594%,  7/2/2027 2,752,166

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  34.3% - continued
Nordea Bank Abp
$ 3,300,000 1.500%,  9/30/2026
a
$ 3,173,512
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,936,447
Omega Healthcare Investors, Inc.
1,630,000 5.250%,  1/15/2026 1,630,026
Paychex, Inc.
575,000 5.100%,  4/15/2030 583,602
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
b,h
2,351,228
2,000,000 4.758%,  1/26/2027
b
2,001,345
1,250,000 6.615%,  10/20/2027
b
1,287,413
1,575,000 5.582%,  6/12/2029
b
1,623,894
Principal Life Global Funding II
2,000,000 4.800%,  1/9/2028
a
2,023,840
Realty Income Corporation
546,000 4.875%,  6/1/2026 547,729
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,213,700
1,200,000 5.722%,  6/6/2030
b
1,226,779
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,577,389
Royal Bank of Canada
2,100,000 5.069%,  7/23/2027
b
2,117,275
3,000,000 4.510%,  10/18/2027
b
3,003,317
1,900,000 5.200%,  8/1/2028 1,950,757
1,250,000 4.950%,  2/1/2029
g
1,275,822
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 399,287
1,750,000 2.490%,  1/6/2028
b
1,679,605
1,250,000 5.473%,  3/20/2029
b
1,254,286
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
b
1,063,684
Societe Generale SA
2,000,000 1.488%,  12/14/2026
a,b
1,957,867
2,150,000 5.250%,  2/19/2027
a
2,166,666
2,000,000 5.500%,  4/13/2029
a,b
2,030,945
Standard Chartered plc
2,100,000 2.608%,  1/12/2028
a,b,g
2,024,718
1,250,000 5.688%,  5/14/2028
a,b
1,273,687
1,600,000 5.545%,  1/21/2029
a,b
1,629,182
State Street Corporation
2,000,000 5.751%,  11/4/2026
b
2,010,463
2,100,000 4.536%,  2/28/2028 2,122,080
1,900,000 4.543%,  4/24/2028
b
1,913,596
2,200,000 5.684%,  11/21/2029
b
2,290,942
Sumitomo Mitsui Financial Group,
Inc.
2,400,000 2.174%,  1/14/2027 2,315,577
1,900,000 5.716%,  9/14/2028 1,974,920
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,934,117
Synchrony Financial
3,500,000 4.500%,  7/23/2025 3,494,566
1,000,000 5.935%,  8/2/2030
b
1,012,771
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,165,752
Toronto-Dominion Bank
2,550,000 4.861%,  1/31/2028 2,585,570
Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  34.3% - continued
Truist Financial Corporation
$ 825,000 4.950%,  9/1/2025
b,h
$ 818,911
1,350,000 4.260%,  7/28/2026
b
1,347,201
1,900,000 1.267%,  3/2/2027
b
1,846,220
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
b
2,009,748
1,000,000 6.787%,  10/26/2027
b
1,033,592
1,750,000 4.548%,  7/22/2028
b
1,754,882
950,000 5.384%,  1/23/2030
b
972,803
2,000,000 5.100%,  7/23/2030
b
2,032,345
1,250,000 5.046%,  2/12/2031
b
1,266,332
UBS Group AG
5,650,000 1.305%,  2/2/2027
a,b
5,505,187
1,900,000 6.327%,  12/22/2027
a,b
1,951,246
1,625,000 6.850%,  9/10/2029
a,b,h
1,594,792
2,200,000 5.428%,  2/8/2030
a,b
2,253,235
Wells Fargo & Company
1,500,000 4.540%,  8/15/2026
b
1,498,874
1,650,000 3.526%,  3/24/2028
b
1,622,485
1,500,000 5.707%,  4/22/2028
b
1,533,279
3,000,000 4.970%,  4/23/2029
b
3,037,817
1,900,000 5.574%,  7/25/2029
b
1,954,754
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a
2,536,052
1,900,000 4.902%,  2/15/2028
a
1,925,755
Total 399,193,201
Foreign Government  0.1%
NBN Company, Ltd.
1,300,000 4.000%,  10/1/2027
a
1,293,168
Total 1,293,168
Mortgage-Backed Securities  1.4%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,500,000 5.000%,  5/1/2040
c
4,523,966
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,250,000 5.500%,  5/1/2041
c
11,225,714
38,051
6.501%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
38,779
Total 15,788,459
Technology  3.6%
Alphabet, Inc.
1,875,000 4.000%,  5/15/2030 1,873,744
Applied Materials, Inc.
1,275,000 4.800%,  6/15/2029 1,305,488
Broadcom, Inc.
2,000,000 4.150%,  2/15/2028 1,992,492
2,000,000 4.800%,  4/15/2028 2,028,976
2,650,000 5.050%,  7/12/2029 2,701,882
Dell International, LLC/EMC
Corporation
1,900,000 4.750%,  4/1/2028 1,915,371
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,922,324
1,900,000 5.450%,  3/2/2028 1,945,297

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Technology  3.6% - continued
Foundry JV Holdco, LLC
$ 1,900,000 5.500%,  1/25/2031
a
$ 1,924,063
Hewlett Packard Enterprise
Company
650,000 4.450%,  9/25/2026 649,997
International Business Machines
Corporation
2,500,000 4.650%,  2/10/2028 2,529,157
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,493,766
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 651,050
Molex Electronic Technologies,
LLC
1,650,000 4.750%,  4/30/2028
a
1,664,222
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,605,000
Oracle Corporation
1,900,000 4.500%,  5/6/2028 1,910,112
1,600,000 4.800%,  8/3/2028 1,620,812
1,625,000 4.200%,  9/27/2029 1,601,375
PayPal Holdings, Inc.
1,900,000 4.450%,  3/6/2028 1,921,020
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,536,463
Roper Technologies, Inc.
1,925,000 4.500%,  10/15/2029 1,916,692
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,266,992
Synopsys, Inc.
1,200,000 4.550%,  4/1/2027 1,206,458
VMware, LLC
650,000 1.400%,  8/15/2026 623,908
Total 41,806,661
Transportation  1.2%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,066,391
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,000,000
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
475,000 4.500%,  10/20/2025
a
470,634
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,271,583
Mileage Plus Holdings, LLC
1,395,000 6.500%,  6/20/2027
a
1,399,372
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,200,000 1.200%,  11/15/2025
a
1,175,738
Ryder System, Inc.
1,575,000 4.850%,  6/15/2030
c
1,578,695
United Airlines, Inc.
3,125,000 4.375%,  4/15/2026
a
3,080,386
Total 14,042,799
U.S. Government & Agencies  3.4%
U.S. Treasury Notes
11,000,000 4.125%,  2/28/2027 11,092,813
Principal
Amount Long-Term Fixed Income  99.3% Value
U.S. Government & Agencies  3.4% - continued
$ 3,745,000 3.500%,  1/31/2028 $ 3,736,076
24,860,000 4.000%,  10/31/2029 25,166,866
Total 39,995,755
Utilities  4.2%
American Electric Power
Company, Inc.
3,000,000 5.699%,  8/15/2025 3,006,511
1,425,000 1.000%,  11/1/2025 1,399,801
1,255,000 5.200%,  1/15/2029 1,280,528
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,209,323
1,100,000 5.250%,  8/10/2026 1,109,495
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,962,947
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,281,802
DTE Energy Company
2,100,000 4.950%,  7/1/2027 2,121,625
1,550,000 5.100%,  3/1/2029 1,571,916
Duke Energy Carolinas, LLC
2,000,000 4.850%,  3/15/2030 2,040,251
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,014,812
Evergy Kansas Central, Inc.
1,100,000 4.700%,  3/13/2028 1,111,790
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,946,687
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,302,043
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,922,232
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,494,223
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.750%,  2/7/2028 1,929,684
1,900,000 4.800%,  3/15/2028 1,932,343
637,000
7.451%,  (TSFR3M +
3.172%), 4/30/2043
b
633,645
Nevada Power Company
1,275,000 6.250%,  5/15/2055
b
1,253,693
NextEra Energy Capital Holdings,
Inc.
1,600,000 5.050%,  3/15/2030 1,625,300
Pacific Gas and Electric Company
1,900,000 5.550%,  5/15/2029 1,930,596
Southern California Edison
Company
2,350,000 4.875%,  2/1/2027 2,359,763
Southern Company
1,100,000 4.000%,  1/15/2051
b
1,083,861
1,250,000 3.750%,  9/15/2051
b
1,210,245
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,997,394
1,400,000 5.050%,  12/30/2026
a
1,406,041
WEC Energy Group, Inc.
794,000 5.600%,  9/12/2026 804,802

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Utilities  4.2% - continued
Xcel Energy, Inc.
$ 1,900,000 4.750%,  3/21/2028 $ 1,915,216
Total 48,858,569
Total Long-Term Fixed Income
(cost $1,155,158,621) 1,155,810,368
Shares
Collateral Held for Securities
Loaned 1.4% Value
15,722,854 Thrivent Cash Management Trust 15,722,854
Total Collateral Held for
Securities Loaned
(cost $15,722,854) 15,722,854
Shares Preferred Stock 0.1% Value
Financials  0.1%
54,000 Citigroup Capital XIII, 10.911%
b
1,609,200
Total 1,609,200
Total Preferred Stock
(cost $1,490,400) 1,609,200
Shares or
Principal
Amount Short-Term Investments 2.3% Value
State Street Institutional U.S.
Government Money Market
Fund
27,305,887 4.288%
j
27,305,887
Total Short-Term Investments
(cost $27,305,887) 27,305,887
Total Investments (cost
$1,199,677,762) 103.1% $1,200,448,309
Other Assets and Liabilities, Net
(3.1%) (35,890,081)
Total Net Assets 100.0% $1,164,558,228
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $513,777,681 or 44.1%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Short-Term
Bond Fund as of April 30, 2025 was $56,700 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Fund as of April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 15,249,939
Total lending $15,249,939
Gross amount payable upon return of
collateral for securities loaned $15,722,854
Net amounts due to counterparty $472,915
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 10,916,139
Gross unrealized depreciation (10,992,105)
Net unrealized appreciation (depreciation) $ (75,966)
Cost for federal income tax purposes $ 1,200,524,275

Short-Term Bond Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Short-Term Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 170,771,026 – 169,346,026 1,425,000
Basic Materials 15,493,120 – 15,493,120 –
Capital Goods 21,332,813 – 21,332,813 –
Collateralized Mortgage Obligations 127,861,265 – 127,861,265 –
Commercial Mortgage-Backed Securities 35,388,730 – 35,388,730 –
Communications Services 33,575,093 – 33,575,093 –
Consumer Cyclical 69,676,136 – 69,676,136 –
Consumer Non-Cyclical 73,850,126 – 73,850,126 –
Energy 46,883,447 – 46,883,447 –
Financials 399,193,201 – 399,193,201 –
Foreign Government 1,293,168 – 1,293,168 –
Mortgage-Backed Securities 15,788,459 – 15,788,459 –
Technology 41,806,661 – 41,806,661 –
Transportation 14,042,799 – 14,042,799 –
U.S. Government & Agencies 39,995,755 – 39,995,755 –
Utilities 48,858,569 – 48,858,569 –
Preferred Stock
Financials 1,609,200 1,609,200 – –
Short-Term Investments 27,305,887 27,305,887 – –
Subtotal Investments in Securities $1,184,725,455 $28,915,087 $1,154,385,368 $1,425,000
Other Investments  * Total
Collateral Held for Securities Loaned 15,722,854
Subtotal Other Investments $15,722,854
Total Investments at Value $1,200,448,309
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $12,218 $51,659 $48,154 $15,723 15,723 1.4%
Total Collateral Held for Securities Loaned 12,218 15,723 1.4
Total Value $12,218 $15,723
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $–

Small Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.0% Value
Communications Services  1.0%
65,506 Cargurus, Inc.
a
$ 1,831,548
Total 1,831,548
Consumer Discretionary  10.7%
13,632 Boot Barn Holdings, Inc.
a
1,422,363
18,910 Champion Homes, Inc.
a
1,635,715
7,184 Grand Canyon Education, Inc.
a
1,281,410
18,412 Installed Building Products, Inc. 3,053,262
30,767 Modine Manufacturing Company
a
2,511,818
3,560 Murphy USA, Inc. 1,774,909
9,689 Texas Roadhouse, Inc. 1,607,987
10,798 Wingstop, Inc. 2,849,484
33,050 Wyndham Hotels & Resorts, Inc. 2,819,165
Total 18,956,113
Consumer Staples  5.5%
20,696 BJ's Wholesale Club Holdings,
Inc.
a
2,433,022
34,360 J & J Snack Foods Corporation 4,452,712
84,639 Vita Coco Company, Inc.
a
2,797,319
Total 9,683,053
Energy  0.7%
7,460 Gulfport Energy Corporation
a
1,286,850
Total 1,286,850
Financials  8.8%
264,733 AvidXchange Holdings, Inc.
a
2,152,279
46,545 Glacier Bancorp, Inc. 1,897,174
14,673 Houlihan Lokey, Inc. 2,378,200
92,437 Old National Bancorp 1,903,278
19,188 OneMain Holdings, Inc. 903,179
27,620 RLI Corporation 2,044,156
80,620 Triumph Financial, Inc.
a
4,306,721
Total 15,584,987
Health Care  22.1%
111,960 ADMA Biologics, Inc.
a
2,664,648
2,838 Argenx SE ADR
a
1,830,907
96,211 Concentra Group Holdings Parent,
Inc. 2,092,589
23,968 CorVel Corporation
a
2,606,760
41,557 Encompass Health Corporation 4,861,753
53,204 Globus Medical, Inc.
a
3,818,451
27,920 HealthEquity, Inc.
a
2,393,302
19,900 Inspire Medical Systems, Inc.
a
3,151,762
27,446 Merit Medical Systems, Inc.
a
2,592,275
11,308 Natera, Inc.
a
1,706,717
9,982 Penumbra, Inc.
a
2,923,129
15,056 Repligen Corporation
a
2,077,577
74,326 RxSight, Inc.
a
1,094,079
171,227 scPharmaceuticals, Inc.
a
436,629
55,072 Stevanato Group SPA 1,148,802
50,713 Twist Bioscience Corporation
a
1,943,322
46,008 Vericel Corporation
a
1,749,224
Total 39,091,926
Industrials  24.1%
58,681 Atmus Filtration Technologies, Inc. 2,034,470
23,189 BWX Technologies, Inc. 2,530,384
22,706 Casella Waste Systems, Inc.
a
2,666,820
93,976 CECO Environmental Corporation
a
2,235,689
Shares Common Stock  96.0% Value
Industrials  24.1% - continued
66,694 Enerpac Tool Group Corporation $ 2,692,437
19,629 EnPro, Inc. 2,932,573
41,478 ExlService Holdings, Inc.
a
2,010,853
38,200 Federal Signal Corporation 3,110,626
154,451 Gates Industrial Corporation plc
a
2,922,213
41,702 Korn Ferry 2,573,013
11,379 Landstar System, Inc. 1,526,493
15,728 Limbach Holdings, Inc.
a
1,505,799
175,036 Masterbrand, Inc.
a
2,126,687
14,098 Moog, Inc. 2,357,890
9,817 RBC Bearings, Inc.
a
3,225,572
17,078 Sterling Construction Company,
Inc.
a
2,551,966
61,023 WNS Holdings, Ltd.
a
3,693,112
Total 42,696,597
Information Technology  18.8%
35,707 Agilysys, Inc.
a
2,654,815
41,232 BlackLine, Inc.
a
1,947,387
13,774 CyberArk Software, Ltd.
a
4,850,652
25,326 Descartes Systems Group, Inc.
a
2,669,107
7,612 Fabrinet
a
1,560,917
64,882 Gitlab, Inc.
a
3,028,043
17,666 Guidewire Software, Inc.
a
3,617,467
20,049 Impinj, Inc.
a
1,847,114
68,970 JFrog, Ltd.
a
2,329,117
31,562 Lattice Semiconductor
Corporation
a
1,544,329
22,319 Onto Innovation, Inc.
a
2,722,248
26,635 Pegasystems, Inc. 2,452,551
11,052 Silicon Laboratories, Inc.
a
1,124,652
49,622 TTM Technologies, Inc.
a
993,432
Total 33,341,831
Materials  1.3%
102,247 Constellium SE
a
1,033,717
59,730 Olin Corporation 1,291,363
Total 2,325,080
Real Estate  3.0%
16,191 Colliers International Group, Inc. 1,932,720
54,572 National Storage Affiliates Trust 2,030,078
22,092 Terreno Realty Corporation 1,244,442
Total 5,207,240
Total Common Stock
(cost $162,806,479) 170,005,225
Shares
Registered Investment
Companies   2.1% Value
U.S. Unaffiliated   2.1%
8,846 iShares Russell 2000 Growth ETF 2,242,903
16,861 SPDR S&P Biotech ETF 1,398,620
Total 3,641,523
Total Registered Investment
Companies (cost $3,366,051) 3,641,523

Small Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1.4% Value
State Street Institutional U.S.
Government Money Market
Fund
2,506,291 4.288%
b
$ 2,506,291
Total Short-Term Investments
(cost $2,506,291) 2,506,291
Total Investments (cost
$168,678,821) 99.5% $176,153,039
Other Assets and Liabilities, Net
0.5% 938,953
Total Net Assets 100.0% $177,091,992
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $20,392,468
Gross unrealized depreciation (13,935,459)
Net unrealized appreciation (depreciation) $6,457,009
Cost for federal income tax purposes $169,696,030

Small Cap Growth Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,831,548 1,831,548 – –
Consumer Discretionary 18,956,113 18,956,113 – –
Consumer Staples 9,683,053 9,683,053 – –
Energy 1,286,850 1,286,850 – –
Financials 15,584,987 15,584,987 – –
Health Care 39,091,926 39,091,926 – –
Industrials 42,696,597 42,696,597 – –
Information Technology 33,341,831 33,341,831 – –
Materials 2,325,080 2,325,080 – –
Real Estate 5,207,240 5,207,240 – –
Registered Investment Companies
U.S. Unaffiliated 3,641,523 3,641,523 – –
Short-Term Investments 2,506,291 2,506,291 – –
Subtotal Investments in Securities $176,153,039 $176,153,039 $– $–
Total Investments at Value $176,153,039
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $3,929 $25,571 $29,500 $– – –%
Total Affiliated Short-Term Investments 3,929 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 3,052 3,052 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $3,929 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $58
Total Income/Non Cash Income from Affiliated Investments $58
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.8% Value
Communications Services  1.3%
675,921 Cogent Communications Holdings $ 36,736,306
Total 36,736,306
Consumer Discretionary  10.8%
767,696 Advance Auto Parts, Inc. 25,119,013
199,584 Boot Barn Holdings, Inc.
a
20,824,595
286,040 Build-A-Bear Workshop, Inc. 10,091,491
306,853 Champion Homes, Inc.
a
26,542,785
59,916 Group 1 Automotive, Inc. 24,183,895
885,409 La-Z-Boy, Inc. 34,973,655
259,623 Modine Manufacturing Company
a
21,195,622
478,240 SharkNinja, Inc.
a
38,498,320
820,942 Six Flags Entertainment
Corporation 28,248,614
624,230 Skechers USA, Inc.
a
29,975,525
412,444 Wyndham Hotels & Resorts, Inc. 35,181,473
Total 294,834,988
Consumer Staples  4.9%
226,643 J & J Snack Foods Corporation 29,370,666
640,692 John B. Sanfilippo & Son, Inc. 42,458,659
213,174 Lancaster Colony Corporation 34,700,464
430,894 Turning Point Brands, Inc. 26,448,274
Total 132,978,063
Energy  3.4%
208,261 Expand Energy Corporation 21,638,318
617,563 Matador Resources Company 24,418,441
984,233 Noble Corporation plc 21,397,226
937,019 TechnipFMC plc 26,395,825
Total 93,849,810
Financials  16.8%
761,915 Ally Financial, Inc. 24,884,144
787,733 Bank of N.T. Butterfield & Son, Ltd. 31,651,112
1,830,410 Bridgewater Bancshares, Inc.
a
28,170,010
792,524 Donnelley Financial Solutions, Inc.
a
38,199,657
2,403,387 F.N.B. Corporation 31,460,336
238,857 Federal Agricultural Mortgage
Corporation 41,878,798
911,461 Glacier Bancorp, Inc. 37,151,150
188,589 Houlihan Lokey, Inc. 30,566,505
65,195 Kinsale Capital Group, Inc. 28,376,775
517,519 Prosperity Bancshares, Inc. 35,139,540
809,621 RLI Corporation 59,920,050
737,383 Triumph Financial, Inc.
a
39,391,000
465,752 Western Alliance Bancorp 32,467,572
Total 459,256,649
Health Care  13.4%
1,484,293 ADMA Biologics, Inc.
a
35,326,173
61,085 Chemed Corporation 35,521,538
1,236,152 Concentra Group Holdings Parent,
Inc. 26,886,306
185,876 CorVel Corporation
a
20,215,874
357,955 Encompass Health Corporation 41,877,155
77,092 Medpace Holdings, Inc.
a
23,774,402
173,621 Penumbra, Inc.
a
50,843,174
1,194,751 Progyny, Inc.
a
27,288,113
254,854 Repligen Corporation
a
35,167,304
1,377,888 Stevanato Group SPA 28,742,744
749,034 Twist Bioscience Corporation
a
28,702,983
Shares Common Stock  98.8% Value
Health Care  13.4% - continued
1,612,175 Viemed Healthcare, Inc.
a
$ 11,398,077
Total 365,743,843
Industrials  24.4%
374,787 Air Lease Corporation 17,525,040
1,604,437 Badger Infrastructure Solutions,
Ltd. 45,714,700
1,109,227 Barrett Business Services, Inc. 44,990,247
284,040 BWX Technologies, Inc. 30,994,445
732,361 Dayforce, Inc.
a
42,381,731
526,401 Enerpac Tool Group Corporation 21,250,808
695,641 ExlService Holdings, Inc.
a
33,724,676
1,821,496 Gates Industrial Corporation plc
a
34,462,704
985,731 Helios Technologies, Inc. 26,871,027
130,553 IES Holdings, Inc.
a
25,677,164
858,075 Knight-Swift Transportation
Holdings, Inc. 33,610,798
490,694 Korn Ferry 30,275,820
223,870 Landstar System, Inc. 30,032,160
2,646,752 Masterbrand, Inc.
a
32,158,037
342,713 Miller Industries, Inc. 13,986,117
208,618 Moog, Inc. 34,891,361
1,420,863 Schneider National, Inc. 30,534,346
484,876 Timken Company 31,153,283
565,777 Trex Company, Inc.
a
32,713,226
321,796 UFP Industries, Inc. 31,809,535
725,370 WNS Holdings, Ltd.
a
43,899,392
Total 668,656,617
Information Technology  10.9%
457,431 Ciena Corporation
a
30,721,066
762,273 Crane NXT Company 35,765,849
193,767 Fabrinet
a
39,733,861
942,103 JFrog, Ltd.
a
31,814,818
152,292 Littelfuse, Inc. 27,764,354
133,245 Onto Innovation, Inc.
a
16,251,893
568,831 Pegasystems, Inc. 52,377,958
171,362 Plexus Corporation
a
20,979,850
2,205,582 TTM Technologies, Inc.
a
44,155,752
Total 299,565,401
Materials  5.3%
532,758 Greif, Inc. 27,959,140
725,985 Ingevity Corporation
a
23,942,985
2,524,226 Ivanhoe Mines, Ltd.
a,b
22,411,523
874,864 Olin Corporation 18,914,560
1,159,035 Tronox Holdings plc 6,270,379
61,107 United States Lime & Minerals, Inc. 5,714,116
557,675 West Fraser Timber Company, Ltd. 41,256,797
Total 146,469,500
Real Estate  4.8%
178,020 Agree Realty Corporation 13,816,132
3,172,154 Cushman and Wakefield plc
a
29,723,083
1,412,350 National Storage Affiliates Trust 52,539,420
649,731 Terreno Realty Corporation 36,599,347
Total 132,677,982
Utilities  2.8%
309,079 Northwestern Energy Group, Inc. 17,997,670
639,758 Portland General Electric
Company 26,946,607

Small Cap Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.8% Value
Utilities  2.8% - continued
416,000 Spire, Inc. $ 31,840,640
Total 76,784,917
Total Common Stock
(cost $2,662,189,647) 2,707,554,076
Shares
Collateral Held for Securities
Loaned 0.1% Value
2,510,000 Thrivent Cash Management Trust 2,510,000
Total Collateral Held for
Securities Loaned
(cost $2,510,000) 2,510,000
Shares or
Principal
Amount Short-Term Investments 0.8% Value
State Street Institutional U.S.
Government Money Market
Fund
20,219,961 4.288%
c
20,219,961
Total Short-Term Investments
(cost $20,219,961) 20,219,961
Total Investments (cost
$2,684,919,608) 99.7% $2,730,284,037
Other Assets and Liabilities, Net
0.3% 9,183,955
Total Net Assets 100.0% $2,739,467,992
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April 30, 2025:
Securities Lending Transactions
Common Stock $ 1,775,714
Total lending $1,775,714
Gross amount payable upon return of
collateral for securities loaned $2,510,000
Net amounts due to counterparty $734,286
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $304,725,852
Gross unrealized depreciation (269,388,525)
Net unrealized appreciation (depreciation) $35,337,327
Cost for federal income tax purposes $2,694,946,710

Small Cap Stock Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 36,736,306 36,736,306 – –
Consumer Discretionary 294,834,988 294,834,988 – –
Consumer Staples 132,978,063 132,978,063 – –
Energy 93,849,810 93,849,810 – –
Financials 459,256,649 459,256,649 – –
Health Care 365,743,843 365,743,843 – –
Industrials 668,656,617 622,941,917 45,714,700 –
Information Technology 299,565,401 299,565,401 – –
Materials 146,469,500 124,057,977 22,411,523 –
Real Estate 132,677,982 132,677,982 – –
Utilities 76,784,917 76,784,917 – –
Short-Term Investments 20,219,961 20,219,961 – –
Subtotal Investments in Securities $2,727,774,037 $2,659,647,814 $68,126,223 $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,510,000
Subtotal Other Investments $2,510,000
Total Investments at Value $2,730,284,037
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $112,896 $253,247 $366,143 $– – –%
Total Affiliated Short-Term Investments 112,896 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   49,664 148,193 195,347 2,510 2,510 0.1
Total Collateral Held for Securities Loaned 49,664 2,510 0.1
Total Value $162,560 $2,510
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $869
Total Income/Non Cash Income from Affiliated Investments $869
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total $– $– $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2025 (unaudited)
Aggressive
Allocation Fund
Dynamic Allocation
Fund
(1)
Global Stock Fund
Assets
Investments in unaffiliated securities at cost $1,251,946,173 $324,023,637 $1,558,919,838
Investments in affiliated securities at cost $1,022,550,591 $68,430,740 $110,624,852
Investments in unaffiliated securities at value
(#)
$1,423,249,476 $350,147,227 $1,911,843,314
Investments in affiliated securities at value 1,281,621,950 70,543,857 108,562,144
Cash 2,412,061 195,926 1,484,833
Foreign Currency — — 254,773
(a)
Initial margin deposit on open future contracts — 65,500 —
Dividends and interest receivable 2,594,817 1,622,386 6,849,487
Prepaid expenses 22,780 18,462 18,388
Prepaid trustee fees 13,308 1,868 8,080
Receivable for:
Investments sold 3,766,606 727,729 835,300
Investments sold on a delayed-delivery basis 12,442,372 752,707 —
Fund shares sold 1,330,028 121,868 41,139
Expense reimbursements 86,340 2,452 —
Variation margin on open future contracts 933,880 147,125 1,253,792
Variation margin on open swap contracts — 1,735 —
Swap agreements, at value 150,258 7,816 91,773
Total Assets 2,728,623,876 424,356,658 2,031,243,023
Liabilities
Distributions payable — — —
Accrued expenses 204,180 63,084 183,099
Foreign currency overdraft — — —
Payable for:
Investments purchased 3,565,993 751,945 500,967
Investments purchased on a delayed-delivery basis 40,252,522 12,470,104 —
Return of collateral for securities loaned 7,580,500 4,023,717 14,495,243
Foreign capital gain tax liability — — —
Fund shares redeemed 474,094 450,708 820,110
Variation margin on open future contracts 186,039 65,557 80,820
Variation margin on open swap contracts 430,000 — 240,000
Investment advisory fees 367,860 42,621 212,780
Administrative fees 8,643 1,317 6,501
Distribution fees 57,752 10,733 71,684
Transfer agent fees 195,818 25,583 98,799
Trustee deferred compensation 74,463 37,896 230,613
Expense reimbursements — — —
Total Liabilities 53,397,864 17,943,265 16,940,616
Net Assets
Capital stock (beneficial interest) 2,198,157,700 370,428,114 1,599,441,393
Distributable earnings/(accumulated loss) 477,068,312 35,985,279 414,861,014
Total Net Assets $2,675,226,012 $406,413,393 $2,014,302,407
Class S Share Capital $1,460,380,858 $181,349,948 $504,453,449
Shares of beneficial interest outstanding (Class S) 81,025,786 13,274,477 18,839,125
Net asset value per share $18.02 $13.66 $26.78
Class A Share Capital $1,214,845,154 $225,063,445 $1,509,848,958
Shares of beneficial interest outstanding (Class A) 68,339,686 16,423,218 57,381,877
Net asset value per share $17.78 $13.70 $26.31
Maximum public offering price $18.62 $14.35 $27.55
(#)
Includes securities on loan of 7,429,869 3,827,673 13,787,597
(1)
(2)
Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.
Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.
(a) Foreign currency holdings, cost $245,119.
(b) Foreign currency holdings, cost $-170,328.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Equity Fund
(2)
Large Cap
Growth Fund
Large Cap Value
Fund
$43,047,497 $50,329,723 $627,726,938 $1,215,901,300 $635,560,938 $2,098,460,589 $2,026,041,118
$3,000,000 $— $43,883,150 $10,967,327 $49,203,871 $— $27,022,050
$42,547,417 $47,642,585 $610,259,066 $1,179,374,236 $769,209,663 $3,215,785,111 $2,485,502,039
3,000,000 — 43,883,150 10,967,327 49,203,871 — 27,022,050
2,922 68,958 42,632 125,626 111,770 206 1,050
— — — — — — —
— — — — — — —
172,417 725,321 9,398,386 13,769,867 6,578,761 994,872 3,171,401
18,897 11,872 21,628 28,894 21,001 24,698 31,406
1,413 1,413 2,484 4,608 1,413 9,628 7,597
924,513 — 2,302,593 15,955,763 1,229,476 — —
2,361,540 — 1,679,347 598,476 — — —
31,992 127,866 503,780 1,598,558 27,401 1,614,988 1,623,875
— 4,811 — — 2,166 — —
4,781 — — — 200,553 — —
— — — — — — —
— — — — — — —
49,065,892 48,582,826 668,093,066 1,222,423,355 826,586,075 3,218,429,503 2,517,359,418
1,220 15,692 591,338 120,741 — — —
30,285 29,823 44,705 112,445 180,866 214,478 201,668
— — — — 161,964
(b)
— —
938,168 — 2,421,069 18,384,564 968,612 — —
7,391,963 — 612,393 7,632,010 — — —
— — 43,883,150 10,967,327 — — 27,022,050
— — — — 149,684 — —
32,536 11,267 787,327 820,649 21,791 907,334 484,978
— — — 56,250 139,596 — —
— — — — — — —
3,090 4,580 46,327 74,739 103,928 384,780 212,911
131 156 2,017 3,828 2,655 10,359 8,043
43 — 14,641 10,684 5,109 24,321 14,293
1,913 1,148 28,726 26,720 19,903 93,708 43,382
14,417 7,218 66,892 76,345 68,710 74,647 80,730
2,775 — — — — — —
8,416,541 69,884 48,498,585 38,286,302 1,822,818 1,709,627 28,068,055
53,498,441 53,649,661 751,073,601 1,307,284,415 705,134,706 2,101,748,338 1,917,913,720
(12,849,090) (5,136,719) (131,479,120) (123,147,362) 119,628,551 1,114,971,538 571,377,643
$40,649,351 $48,512,942 $619,594,481 $1,184,137,053 $824,763,257 $3,216,719,876 $2,489,291,363
$38,843,526 $48,512,942 $313,934,096 $959,964,724 $716,937,032 $2,703,704,851 $2,189,069,636
4,384,425 5,209,147 75,382,536 118,014,103 62,933,102 136,961,728 77,107,630
$8.86 $9.31 $4.16 $8.13 $11.39 $19.74 $28.39
$1,805,825 $— $305,660,385 $224,172,329 $107,826,225 $513,015,025 $300,221,727
204,011 — 73,420,087 27,538,846 9,517,339 31,163,221 10,683,506
$8.85 $— $4.16 $8.14 $11.33 $16.46 $28.10
$9.03 $— $4.36 $8.52 $11.86 $17.24 $29.42
— — 42,188,559 10,629,421 — — 26,512,200

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2025 (unaudited)
Mid Cap Growth
Fund Mid Cap Stock Fund Mid Cap Value Fund
Assets
Investments in unaffiliated securities at cost $27,440,086 $2,681,743,174 $24,119,645
Investments in affiliated securities at cost $372,950 $68,074,050 $—
Investments in unaffiliated securities at value
(#)
$31,033,842 $3,388,973,867 $25,218,032
Investments in affiliated securities at value 372,950 68,074,050 —
Cash — — —
Initial margin deposit on open future contracts — — —
Dividends and interest receivable 6,950 1,631,517 29,546
Prepaid expenses 11,906 37,549 11,838
Prepaid trustee fees 1,413 15,049 1,413
Receivable for:
Investments sold 57,768 — 298,038
Investments sold on a delayed-delivery basis — — —
Fund shares sold 2,371 1,746,405 1,297
Expense reimbursements 3,939 — 1,732
Variation margin on open future contracts — — —
Variation margin on open swap contracts — — —
Swap agreements, at value — — —
Total Assets 31,491,139 3,460,478,437 25,561,896
Liabilities
Distributions payable — — —
Accrued expenses 24,880 214,922 24,079
Payable for:
Investments purchased — — 258,341
Investments purchased on a delayed-delivery basis — — —
Return of collateral for securities loaned 372,950 68,074,050 —
Fund shares redeemed 1,714 3,436,726 29,429
Variation margin on open future contracts — — —
Variation margin on open swap contracts — — —
Investment advisory fees 4,424 390,210 3,626
Administrative fees 100 10,965 82
Distribution fees — 61,979 —
Transfer agent fees 6,153 112,703 3,476
Trustee deferred compensation 6,773 192,957 6,773
Total Liabilities 416,994 72,494,512 325,806
Net Assets
Capital stock (beneficial interest) 29,424,086 2,460,035,986 21,193,252
Distributable earnings/(accumulated loss) 1,650,059 927,947,939 4,042,838
Total Net Assets $31,074,145 $3,387,983,925 $25,236,090
Class S Share Capital $31,074,145 $2,085,398,826 $25,236,090
Shares of beneficial interest outstanding (Class S) 2,279,325 61,604,835 1,625,130
Net asset value per share $13.63 $33.85 $15.53
Class A Share Capital $— $1,302,585,099 $—
Shares of beneficial interest outstanding (Class A) — 45,931,877 —
Net asset value per share $— $28.36 $—
Maximum public offering price $— $29.70 $—
(#)
Includes securities on loan of 342,081 66,573,688 —
(3)
(4)
Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.
Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Multisector Bond
Fund
(3)
Municipal Bond
Fund
Short-Term Bond
Fund
(4)
$1,707,461,927 $1,764,108,746 $565,712,702 $3,168,846,310 $791,885,480 $1,196,904,706 $1,183,954,908
$1,517,110,451 $2,184,874,181 $443,454,956 $— $150,623,067 $— $15,722,854
$1,819,141,748 $1,906,925,325 $569,547,275 $3,168,846,310 $780,082,846 $1,147,028,748 $1,184,725,455
1,950,671,738 2,761,929,956 546,295,433 — 141,323,536 — 15,722,854
2,569,300 3,217,445 503,458 32,847 160,303 10,046 12,145
45,300 — 34,000 — — — —
8,379,722 6,363,646 3,745,062 9,279,630 6,554,686 16,799,459 9,132,530
28,762 30,571 13,967 58,685 22,423 19,602 27,103
18,534 23,290 5,331 15,413 4,441 5,718 5,423
4,400,870 6,448,958 1,023,762 — 813,143 — 243,218
38,009,185 22,022,258 11,068,063 — 43,653,082 — 6,086,531
1,056,699 1,066,021 1,293,034 9,746,863 1,211,508 675,463 1,166,098
142,074 202,878 32,845 7,594 — 5,815 —
1,560,762 2,041,427 338,455 — 4,078 — —
— — — — 18,012 — —
173,707 243,963 31,265 — — — —
3,826,198,401 4,710,515,738 1,133,931,950 3,187,987,342 973,848,058 1,164,544,851 1,217,121,357
— — — 131,819 101,481 348,558 30,296
202,867 237,225 96,749 145,339 129,266 90,364 115,928
5,096,900 6,630,548 1,436,435 25,008,218 1,122,315 — 3,289,069
99,144,694 56,646,292 31,050,049 8,530,438 72,141,537 1,254,565 32,395,211
15,473,551 12,571,943 4,483,545 — 32,426,194 — 15,722,854
2,047,966 1,604,279 386,358 16,572,791 398,616 1,067,472 819,624
436,167 410,858 189,645 — — — —
538,764 488,944 9,924 — — — —
434,988 584,392 122,422 135,207 70,929 91,624 62,721
11,985 14,971 3,549 10,270 2,811 3,752 3,776
90,878 115,643 27,191 — 7,256 35,145 5,535
164,267 247,743 52,437 119,193 22,586 27,756 37,076
117,044 138,589 48,530 — 58,006 137,443 81,039
123,760,071 79,691,427 37,906,834 50,653,275 106,480,997 3,056,679 52,563,129
3,098,882,542 3,803,450,634 980,149,205 3,137,230,873 972,725,660 1,293,671,301 1,186,989,456
603,555,788 827,373,677 115,875,911 103,194 (105,358,599) (132,183,129) (22,431,228)
$3,702,438,330 $4,630,824,311 $1,096,025,116 $3,137,334,067 $867,367,061 $1,161,488,172 $1,164,558,228
$1,794,690,604 $2,199,755,347 $525,304,984 $2,343,929,907 $715,278,084 $421,864,806 $933,177,088
117,863,436 131,206,560 40,825,278 2,343,838,861 79,260,919 42,581,127 74,730,390
$15.23 $16.77 $12.87 $1.00 $9.02 $9.91 $12.49
$1,907,747,726 $2,431,068,964 $570,720,132 $793,404,160 $152,088,977 $739,623,366 $231,381,140
125,737,802 146,658,790 44,515,134 793,356,574 16,854,603 74,652,789 18,523,528
$15.17 $16.58 $12.82 $1.00 $9.02 $9.91 $12.49
$15.88 $17.36 $13.42 $1.00 $9.45 $10.38 $12.49
15,051,728 12,241,259 4,313,360 — 31,234,294 — 15,249,939

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2025 (unaudited)
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $168,678,821 $2,682,409,608
Investments in affiliated securities at cost $— $2,510,000
Investments in unaffiliated securities at value
(#)
$176,153,039 $2,727,774,037
Investments in affiliated securities at value — 2,510,000
Dividends and interest receivable 22,349 103,960
Prepaid expenses 14,574 38,323
Prepaid trustee fees 1,413 13,651
Receivable for:
Investments sold 967,640 13,478,060
Fund shares sold 188,729 4,344,100
Expense reimbursements 5,747 —
Total Assets 177,353,491 2,748,262,131
Liabilities
Accrued expenses 47,849 280,712
Payable for:
Investments purchased 126,009 892,833
Return of collateral for securities loaned — 2,510,000
Fund shares redeemed 42,964 4,579,399
Investment advisory fees 26,815 325,113
Administrative fees 570 8,952
Distribution fees — 22,457
Transfer agent fees 10,074 58,882
Trustee deferred compensation 7,218 115,791
Total Liabilities 261,499 8,794,139
Net Assets
Capital stock (beneficial interest) 184,276,707 2,697,212,905
Distributable earnings/(accumulated loss) (7,184,715) 42,255,087
Total Net Assets $177,091,992 $2,739,467,992
Class S Share Capital $177,091,992 $2,270,454,415
Shares of beneficial interest outstanding (Class S) 10,944,400 80,881,600
Net asset value per share $16.18 $28.07
Class A Share Capital $— $469,013,577
Shares of beneficial interest outstanding (Class A) — 23,054,034
Net asset value per share $— $20.34
Maximum public offering price $— $21.30
(#)
Includes securities on loan of — 1,775,714

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2025 (unaudited)
Aggressive Allocation
Fund
Dynamic Allocation
Fund
(1)
Global Stock Fund
Investment Income
Dividends $9,979,460 $1,384,815 $20,585,652
Taxable interest 3,078,939 4,942,335 4,942,829
Tax-Exempt interest — — —
Income from mortgage dollar rolls 17,485 7,466 —
Affiliated income from securities loaned, net 1,560 13,594 38,953
Income from affiliated investments 7,126,831 564,090 —
Non cash income 14,010 663 24,983
Non cash income from affiliated investments 15,893,301 1,527,601 2,478,288
Foreign tax withholding (21,338) (2,580) (661,463)
Total Investment Income 36,090,248 8,437,984 27,409,242
Expenses
Adviser fees 9,904,858 1,131,609 5,723,657
Administrative service fees 273,020 74,977 216,058
Audit and legal fees 31,052 22,355 66,273
Custody fees 39,870 31,298 129,589
Distribution expenses Class A 1,589,051 286,325 1,952,177
Insurance expenses 4,505 2,071 3,927
Pricing service fees — — —
Printing and postage expenses Class S 204,335 18,235 18,804
Printing and postage expenses Class A 97,405 23,010 152,623
SEC and state registration expenses 90,591 20,224 50,702
Transfer agent fees Class S 977,280 72,646 81,046
Transfer agent fees Class A 438,120 95,537 628,934
Trustees' fees 45,473 5,807 24,070
Other expenses 22,634 59,720 42,864
Total Expenses Before Reimbursement 13,718,194 1,843,814 9,090,724
Less:
Reimbursement from adviser (2,322,045) (52,446) —
Total Net Expenses 11,396,149 1,791,368 9,090,724
Net Investment Income/(Loss) 24,694,099 6,646,616 18,318,518
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 34,532,951 7,343,418 54,905,777
Affiliated investments (223) 77,341 37,428
Distributions of realized capital gains from
affiliated investments 41,969,408 — 4,172,522
Futures contracts (16,794,014) (1,145,331) 3,078,480
Foreign currency transactions 6,293 1,208 31,804
Swap agreements — (14,000) —
Change in net unrealized appreciation/(depreciation) on:
Investments (102,396,497) (13,528,430) (74,622,647)
Affiliated investments (74,987,739) 1,167,689 (10,206,762)
Futures contracts 6,567,806 2,335,457 5,270,591
Foreign currency transactions (232,142) (26,108) 369,826
Swap agreements 796,489 59,627 486,472
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) (110,537,668) (3,729,129) (16,476,509)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(85,843,569) $2,917,487 $1,842,009
(1)
(2)
(a)
Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.
Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.
Includes foreign capital gain taxes paid of $89,230.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Equity Fund
(2)
Large Cap
Growth Fund
Large Cap Value
Fund
$11,548 $12 $654,175 $343,445 $11,995,788 $12,341,302 $29,281,282
778,053 8,910 20,451,902 28,439,341 250,009 188,351 83,016
— 1,125,087 — — — — —
2,274 — — — — — —
— — 149,587 45,580 755 — 41,637
76,747 — 185,408 234,688 717,331 663,163 666,537
— — — — — — —
— — — — — — —
— — — — (859,705) — (121,365)
868,622 1,134,009 21,441,072 29,063,054 12,104,178 13,192,816 29,951,107
77,268 118,328 1,216,078 1,927,506 2,577,761 10,367,738 5,716,575
43,284 44,023 93,045 138,688 105,797 319,702 255,960
18,383 20,134 21,892 22,525 76,066 26,558 26,239
2,618 1,588 4,583 10,157 183,686 15,777 36,970
1,128 — 389,430 280,892 129,039 686,942 389,256
1,638 1,648 2,362 2,769 2,485 4,809 4,270
— 31,069 — — — — —
5,298 6,366 11,253 31,990 9,988 102,735 43,393
2,268 — 36,122 29,363 24,826 40,614 26,359
15,736 10,574 25,190 55,168 22,653 113,609 78,150
25,905 20,616 111,477 412,760 38,448 1,029,947 855,529
1,943 — 136,557 111,224 117,215 205,876 134,380
4,810 5,058 6,938 12,670 3,186 33,444 23,703
13,796 8,232 45,393 28,428 91,510 19,267 17,189
214,075 267,636 2,100,320 3,064,140 3,382,660 12,967,018 7,607,973
(112,433) (125,643) — — (77,406) — —
101,642 141,993 2,100,320 3,064,140 3,305,254 12,967,018 7,607,973
766,980 992,016 19,340,752 25,998,914 8,798,924 225,798 22,343,134
(227,959) (3,572) (2,410,017) (6,681,237) 12,232,760
(a)
12,376,771 90,641,614
— — 5,489 — — 19,289 21,600
— — — — — — —
(64,312) 4,091 — (1,038,016) (1,998,008) — —
— — 25,318 — (91,509) — 1,727
— — — — — — —
556,543 (1,823,238) (8,030,982) 3,708,809 33,060,975 (166,218,955) (190,448,721)
— — (5,489) — — (19,289) (21,600)
99,300 (8,966) — 989,950 5,004,644 — —
— — — — 319,771 — 24,515
— — — — — — —
— — — — 197,633 — —
363,572 (1,831,685) (10,415,681) (3,020,494) 48,726,266 (153,842,184) (99,780,865)
$1,130,552 $(839,669) $8,925,071 $22,978,420 $57,525,190 $(153,616,386) $(77,437,731)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2025 (unaudited)
Mid Cap Growth Fund Mid Cap Stock Fund Mid Cap Value Fund
Investment Income
Dividends $90,232 $24,781,883 $340,916
Taxable interest 205 163,409 131
Tax-Exempt interest — — —
Income from mortgage dollar rolls — — —
Affiliated income from securities loaned, net 1,034 6,676 —
Income from affiliated investments 10,656 955,897 4,339
Non cash income — — —
Non cash income from affiliated investments — — —
Foreign tax withholding (278) — (574)
Total Investment Income 101,849 25,907,865 344,812
Expenses
Adviser fees 127,508 11,369,492 110,009
Administrative service fees 42,890 363,065 42,494
Audit and legal fees 20,520 30,492 21,961
Custody fees 3,589 17,815 2,325
Distribution expenses Class A — 1,775,345 —
Insurance expenses 1,641 6,228 1,651
Printing and postage expenses Class S 11,805 85,424 7,847
Printing and postage expenses Class A — 98,591 —
SEC and state registration expenses 9,822 62,013 9,418
Transfer agent fees Class S 40,707 1,253,324 26,752
Transfer agent fees Class A — 519,104 —
Trustees' fees 5,071 52,900 5,071
Other expenses 8,206 25,099 8,156
Total Expenses Before Reimbursement 271,759 15,658,892 235,684
Less:
Reimbursement from adviser (118,750) — (103,672)
Total Net Expenses 153,009 15,658,892 132,012
Net Investment Income/(Loss) (51,160) 10,248,973 212,800
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 337,537 215,874,581 2,896,577
Affiliated investments — 28,138 —
Class action settlements — — —
Distributions of realized capital gains from
affiliated investments — — —
Futures contracts — — —
Foreign currency transactions — — —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments (2,877,832) (439,941,531) (5,120,291)
Affiliated investments — (28,138) —
Futures contracts — — —
Foreign currency transactions — — 31
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) (2,540,295) (224,066,950) (2,223,683)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(2,591,455) $(213,817,977) $(2,010,883)
(3)
(4)
(*)
Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.
Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund.
These class action proceeds were received during the current year from the SSA Bonds Antitrust Litigation class action settlement which the Fund was party to due to previously held investments between 2005-2019.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Multisector Bond
Fund
(3)
Municipal Bond
Fund
Short-Term Bond
Fund
(4)
$8,586,737 $11,594,321 $1,374,021 $7,653,118 $2,224,608 $— $313,643
15,950,053 9,780,205 8,282,189 58,340,948 18,875,808 16,134 28,540,315
— — — — — 24,666,557 —
26,199 15,094 6,070 — 45 — 12,890
21,220 13,648 6,737 — 87,678 — 22,940
10,614,656 13,944,469 3,156,077 — 906,209 — —
15,288 23,544 2,674 — — — —
23,158,322 35,103,114 7,809,717 — 2,444,169 — —
(14,869) (21,294) (1,136) — — — —
58,357,606 70,453,101 20,636,349 65,994,066 24,538,517 24,682,691 28,889,788
11,674,126 15,738,446 3,234,657 3,324,180 1,862,882 2,440,609 1,780,484
361,986 443,515 133,801 290,942 113,904 140,479 148,428
34,228 35,499 28,161 25,092 23,874 23,374 22,036
55,096 57,458 39,019 16,245 19,070 7,318 9,571
2,474,947 3,160,074 729,728 — 192,284 967,859 141,232
5,717 6,741 2,847 4,517 2,481 2,969 3,033
135,184 204,134 43,621 178,423 32,306 16,044 53,425
126,637 172,165 48,228 102,183 21,050 45,273 31,963
100,756 111,560 34,942 193,985 42,513 34,791 60,739
666,776 924,576 178,841 514,427 458,663 212,442 537,946
526,183 750,598 181,068 278,990 86,320 152,847 117,862
63,047 79,077 17,558 51,165 13,035 16,774 17,714
61,396 63,575 52,190 24,437 70,228 87,318 37,932
16,286,079 21,747,418 4,724,661 5,004,586 2,938,610 4,148,097 2,962,365
(3,835,466) (5,454,021) (885,049) (191,538) — (139,028) —
12,450,613 16,293,397 3,839,612 4,813,048 2,938,610 4,009,069 2,962,365
45,906,993 54,159,704 16,796,737 61,181,018 21,599,907 20,673,622 25,927,423
27,432,189 39,468,441 4,239,752 2,710 (332,071) (1,295,157) (396,744)
(1,065,818) (589,432) (1,017,485) — (468,373) — —
— — — 28,899(*) — — —
68,011,202 100,459,303 13,818,045 — — — —
(17,812,185) (19,396,332) (4,702,859) — (1,026,050) — —
3,424 6,107 577 — — — —
38,947 41,940 10,687 — (145,360) — —
(66,924,873) (103,796,903) (8,334,611) (46,733) (2,894,209) (39,418,385) 10,403,863
(122,022,751) (168,173,662) (23,856,302) — (601,122) — —
15,096,851 18,116,729 5,436,433 — 729,868 — —
(363,100) (406,115) (124,496) — — — —
1,229,907 1,626,076 250,556 — 188,900 — —
(96,376,207) (132,643,848) (14,279,703) (15,124) (4,548,417) (40,713,542) 10,007,119
$(50,469,214) $(78,484,144) $2,517,034 $61,165,894 $17,051,490 $(20,039,920) $35,934,542

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2025 (unaudited)
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $709,914 $19,862,522
Taxable interest 2,246 31,566
Affiliated income from securities loaned, net 32 22,272
Income from affiliated investments 57,711 869,108
Foreign tax withholding (1,784) (123,852)
Total Investment Income 768,119 20,661,616
Expenses
Adviser fees 873,535 9,624,135
Administrative service fees 58,693 309,117
Audit and legal fees 20,997 26,940
Custody fees 8,881 28,335
Distribution expenses Class A — 672,141
Insurance expenses 1,865 5,075
Printing and postage expenses Class S 29,756 132,446
Printing and postage expenses Class A — 46,738
SEC and state registration expenses 13,805 57,973
Transfer agent fees Class S 181,610 1,734,863
Transfer agent fees Class A — 248,846
Trustees' fees 5,058 49,480
Other expenses 8,711 21,552
Total Expenses Before Reimbursement 1,202,911 12,957,641
Less:
Reimbursement from adviser (158,301) —
Total Net Expenses 1,044,610 12,957,641
Net Investment Income/(Loss) (276,491) 7,703,975
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 8,333,750 8,468,690
Foreign currency transactions 5,104 84,569
Change in net unrealized appreciation/(depreciation)
on:
Investments (29,033,132) (415,823,376)
Net Realized and Unrealized Gains/(Losses) (20,694,278) (407,270,117)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(20,970,769) $(399,566,142)

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Dynamic Allocation Fund
(1)
For the periods ended
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
Operations
Net investment income/(loss) $24,694,099 $33,576,973 $6,646,616 $12,453,559
Net realized gains/(losses) 59,714,415 172,129,498 6,262,636 13,342,717
Change in net unrealized appreciation/(depreciation) (170,252,083) 422,209,848 (9,991,765) 45,260,565
Net Change in Net Assets Resulting From Operations (85,843,569) 627,916,319 2,917,487 71,056,841
Distributions to Shareholders
From income/realized gains Class S (115,369,286) (42,820,105) (6,288,100) (5,657,426)
From income/realized gains Class A (100,638,735) (41,551,589) (7,637,670) (6,884,668)
Total from income/realized gains (216,008,021) (84,371,694) (13,925,770) (12,542,094)
Total Distributions to Shareholders (216,008,021) (84,371,694) (13,925,770) (12,542,094)
Capital Stock Transactions
Class S
Sold 194,885,098 317,646,496 18,164,577 30,563,558
Issued in connection with merger – – – –
Distributions reinvested 115,279,531 42,765,037 6,101,106 5,459,628
Redeemed (121,661,489) (216,285,576) (22,644,757) (37,566,339)
Total Class S Capital Stock Transactions 188,503,140 144,125,957 1,620,926 (1,543,153)
Class A
Sold 49,091,141 76,099,231 5,868,760 10,862,035
Distributions reinvested 100,386,766 41,453,501 7,460,856 6,694,101
Redeemed (76,981,686) (132,776,010) (15,725,574) (36,701,182)
Total Class A Capital Stock Transactions 72,496,221 (15,223,278) (2,395,958) (19,145,046)
Capital Stock Transactions 260,999,361 128,902,679 (775,032) (20,688,199)
Net Increase/(Decrease) in Net Assets (40,852,229) 672,447,304 (11,783,315) 37,826,548
Net Assets, Beginning of Period 2,716,078,241 2,043,630,937 418,196,708 380,370,160
Net Assets, End of Period $2,675,226,012 $2,716,078,241 $406,413,393 $418,196,708
Capital Stock Share Transactions
Class S shares
Sold 10,246,510 16,982,035 1,309,049 2,252,462
Issued in connection with merger – – – –
Distributions reinvested 5,869,295 2,425,882 438,742 399,504
Redeemed (6,360,997) (11,506,382) (1,630,427) (2,777,710)
Total Class S share transactions 9,754,808 7,901,535 117,364 (125,744)
Class A shares
Sold 2,609,005 4,124,807 420,287 802,157
Distributions reinvested 5,180,037 2,382,876 534,516 488,706
Redeemed (4,057,126) (7,154,660) (1,128,972) (2,711,190)
Total Class A share transactions 3,731,916 (646,977) (174,169) (1,420,327)
(1) Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
$18,318,518 $32,656,448 $766,980 $2,017,776 $992,016 $1,609,280 $19,340,752 $40,392,956
62,226,011 196,999,446 (292,271) (2,975,262) 519 (631,534) (2,379,210) (20,109,675)
(78,702,520) 285,553,495 655,843 7,552,311 (1,832,204) 4,933,237 (8,036,471) 66,612,909
1,842,009 515,209,389 1,130,552 6,594,825 (839,669) 5,910,983 8,925,071 86,896,190
(57,710,600) (23,469,674) (733,654) (1,945,675) (992,016) (1,609,284) (9,905,781) (20,909,616)
(176,876,241) (79,189,192) (33,327) (72,101) – – (9,431,723) (19,275,378)
(234,586,841) (102,658,866) (766,981) (2,017,776) (992,016) (1,609,284) (19,337,504) (40,184,994)
(234,586,841) (102,658,866) (766,981) (2,017,776) (992,016) (1,609,284) (19,337,504) (40,184,994)
10,402,746 18,696,238 14,799,344 10,785,250 9,591,023 17,720,153 30,475,576 52,830,020
– 22,836,969 – – – – – –
57,570,179 23,409,306 724,652 1,796,066 897,064 1,438,405 8,616,393 18,392,446
(13,646,515) (22,047,223) (9,282,482) (63,850,817) (5,611,033) (12,901,416) (33,408,254) (121,113,802)
54,326,410 42,895,290 6,241,514 (51,269,501) 4,877,054 6,257,142 5,683,715 (49,891,336)
13,724,874 23,564,157 – 6,809 – – 6,056,102 10,318,413
174,733,303 78,207,779 31,926 69,265 – – 7,078,899 14,413,770
(93,101,344) (158,897,780) (124,705) (382,222) – – (22,217,489) (40,524,033)
95,356,833 (57,125,844) (92,779) (306,148) – – (9,082,488) (15,791,850)
149,683,243 (14,230,554) 6,148,735 (51,575,649) 4,877,054 6,257,142 (3,398,773) (65,683,186)
(83,061,589) 398,319,969 6,512,306 (46,998,600) 3,045,369 10,558,841 (13,811,206) (18,971,990)
2,097,363,996 1,699,044,027 34,137,045 81,135,645 45,467,573 34,908,732 633,405,687 652,377,677
$2,014,302,407 $2,097,363,996 $40,649,351 $34,137,045 $48,512,942 $45,467,573 $619,594,481 $633,405,687
375,371 673,673 1,689,960 1,221,685 999,070 1,840,072 7,192,888 12,654,983
– 750,443 – – – – – –
2,047,208 890,060 82,465 204,812 93,619 150,492 2,042,512 4,402,371
(492,868) (787,839) (1,064,279) (7,312,267) (584,302) (1,353,737) (7,893,247) (29,154,796)
1,929,711 1,526,337 708,146 (5,885,770) 508,387 636,827 1,342,153 (12,097,442)
503,431 859,022 – 782 – – 1,434,913 2,477,492
6,323,808 3,021,883 3,637 7,907 – – 1,677,920 3,448,305
(3,388,305) (5,778,896) (14,297) (44,192) – – (5,270,809) (9,727,900)
3,438,934 (1,897,991) (10,660) (35,503) – – (2,157,976) (3,802,103)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

C
Income Fund International Equity Fund
(2)
For the periods ended
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
Operations
Net investment income/(loss) $25,998,914 $44,178,578 $8,798,924 $17,523,506
Net realized gains/(losses) (7,719,253) (14,830,114) 10,143,243 49,419,309
Change in net unrealized appreciation/(depreciation) 4,698,759 96,961,670 38,583,023 85,617,734
Net Change in Net Assets Resulting From Operations 22,978,420 126,310,134 57,525,190 152,560,549
Distributions to Shareholders
From income/realized gains Class S (21,260,231) (34,559,144) (19,348,610) (20,035,878)
From income/realized gains Class A (4,779,604) (9,270,553) (2,630,275) (2,936,931)
Total from income/realized gains (26,039,835) (43,829,697) (21,978,885) (22,972,809)
Total Distributions to Shareholders (26,039,835) (43,829,697) (21,978,885) (22,972,809)
Capital Stock Transactions
Class S
Sold 186,302,294 279,315,820 5,150,325 4,955,067
Distributions reinvested 20,983,020 34,137,694 19,343,926 20,031,769
Redeemed (134,639,127) (145,886,796) (6,577,954) (56,428,625)
In-kind redemptions – – – –
Total Class S Capital Stock Transactions 72,646,187 167,566,718 17,916,297 (31,441,789)
Class A
Sold 9,316,307 22,341,937 2,852,503 2,743,047
Distributions reinvested 4,302,315 8,342,275 2,570,872 2,873,520
Redeemed (18,702,787) (36,228,412) (8,904,082) (15,840,383)
Total Class A Capital Stock Transactions (5,084,165) (5,544,200) (3,480,707) (10,223,816)
Capital Stock Transactions 67,562,022 162,022,518 14,435,590 (41,665,605)
Net Increase/(Decrease) in Net Assets 64,500,607 244,502,955 49,981,895 87,922,135
Net Assets, Beginning of Period 1,119,636,446 875,133,491 774,781,362 686,859,227
Net Assets, End of Period $1,184,137,053 $1,119,636,446 $824,763,257 $774,781,362
Capital Stock Share Transactions
Class S shares
Sold 23,029,311 34,540,001 470,154 470,186
Distributions reinvested 2,576,411 4,222,850 1,868,978 1,963,899
Redeemed (16,678,555) (18,116,813) (608,928) (5,300,805)
In-kind redemptions – – – –
Total Class S share transactions 8,927,167 20,646,038 1,730,204 (2,866,720)
Class A shares
Sold 1,145,638 2,750,626 261,016 261,296
Distributions reinvested 527,955 1,031,885 249,357 283,105
Redeemed (2,303,746) (4,498,784) (826,455) (1,509,381)
Total Class A share transactions (630,153) (716,273) (316,082) (964,980)
(2) Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Mid Cap Growth Fund Mid Cap Stock Fund
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
$225,798 $3,083,909 $22,343,134 $43,748,206 $(51,160) $(100,494) $10,248,973 $19,965,857
12,396,060 201,862,670 90,664,941 244,763,892 337,537 1,505,288 215,902,719 162,682,159
(166,238,244) 736,362,580 (190,445,806) 285,169,856 (2,877,832) 5,819,910 (439,969,669) 782,491,971
(153,616,386) 941,309,159 (77,437,731) 573,681,954 (2,591,455) 7,224,704 (213,817,977) 965,139,987
(163,302,493) (59,397,075) (183,686,710) (63,714,225) – – (100,747,967) (38,114,594)
(38,468,157) (15,130,834) (25,297,571) (9,361,419) – – (66,907,529) (21,786,462)
(201,770,650) (74,527,909) (208,984,281) (73,075,644) – – (167,655,496) (59,901,056)
(201,770,650) (74,527,909) (208,984,281) (73,075,644) – – (167,655,496) (59,901,056)
346,767,210 354,550,178 163,575,278 380,118,691 5,862,400 9,819,859 177,634,276 470,718,514
163,143,164 59,327,614 183,576,932 63,677,386 – – 97,776,857 36,785,918
(126,156,669) (271,214,332) (117,136,549) (217,422,686) (5,917,340) (8,439,467) (457,622,557) (869,980,350)
– – – (89,708,108) – – – –
383,753,705 142,663,460 230,015,661 136,665,283 (54,940) 1,380,392 (182,211,424) (362,475,918)
33,796,597 54,662,320 13,553,889 13,341,405 – – 20,793,301 51,873,184
37,899,535 14,941,885 24,827,550 9,185,168 – – 65,952,055 21,511,053
(37,571,708) (59,202,972) (18,896,955) (41,539,397) – – (93,958,032) (167,170,285)
34,124,424 10,401,233 19,484,484 (19,012,824) – – (7,212,676) (93,786,048)
417,878,129 153,064,693 249,500,145 117,652,459 (54,940) 1,380,392 (189,424,100) (456,261,966)
62,491,093 1,019,845,943 (36,921,867) 618,258,769 (2,646,395) 8,605,096 (570,897,573) 448,976,965
3,154,228,783 2,134,382,840 2,526,213,230 1,907,954,461 33,720,540 25,115,444 3,958,881,498 3,509,904,533
$3,216,719,876 $3,154,228,783 $2,489,291,363 $2,526,213,230 $31,074,145 $33,720,540 $3,387,983,925 $3,958,881,498
16,691,987 17,938,044 5,465,297 13,165,981 396,727 708,854 4,855,708 13,352,858
7,251,341 3,427,361 6,108,817 2,279,354 – – 2,557,649 1,075,472
(5,940,142) (13,716,496) (3,931,618) (7,400,041) (406,779) (607,898) (12,649,207) (24,470,720)
– – – (3,243,243) – – – –
18,003,186 7,648,909 7,642,496 4,802,051 (10,052) 100,956 (5,235,850) (10,042,390)
1,886,621 3,297,968 457,042 457,605 – – 679,194 1,725,047
2,019,153 1,021,319 834,359 332,016 – – 2,055,386 745,409
(2,111,731) (3,554,615) (632,543) (1,439,902) – – (3,065,003) (5,577,952)
1,794,043 764,672 658,858 (650,281) – – (330,423) (3,107,496)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
For the periods ended
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
Operations
Net investment income/(loss) $212,800 $541,169 $45,906,993 $76,367,295
Net realized gains/(losses) 2,896,577 1,959,121 76,607,759 178,067,859
Change in net unrealized appreciation/(depreciation) (5,120,260) 6,811,476 (172,983,966) 523,846,941
Net Change in Net Assets Resulting From Operations (2,010,883) 9,311,766 (50,469,214) 778,282,095
Distributions to Shareholders
From income/realized gains Class S (2,014,927) (375,936) (114,397,931) (53,072,016)
From income/realized gains Class A – – (124,775,404) (59,096,017)
Total from income/realized gains (2,014,927) (375,936) (239,173,335) (112,168,033)
Total Distributions to Shareholders (2,014,927) (375,936) (239,173,335) (112,168,033)
Capital Stock Transactions
Class S
Sold 3,809,665 11,061,181 209,559,162 343,682,238
Issued in connection with merger – – – –
Distributions reinvested 2,010,327 375,034 114,027,627 52,882,437
Redeemed (16,296,788) (13,869,214) (179,766,274) (326,319,038)
Total Class S Capital Stock Transactions (10,476,796) (2,432,999) 143,820,515 70,245,637
Class A
Sold – – 61,033,404 105,456,555
Distributions reinvested – – 123,916,809 58,701,042
Redeemed – – (137,374,791) (253,268,932)
Total Class A Capital Stock Transactions – – 47,575,422 (89,111,335)
Capital Stock Transactions (10,476,796) (2,432,999) 191,395,937 (18,865,698)
Net Increase/(Decrease) in Net Assets (14,502,606) 6,502,831 (98,246,612) 647,248,364
Net Assets, Beginning of Period 39,738,696 33,235,865 3,800,684,942 3,153,436,578
Net Assets, End of Period $25,236,090 $39,738,696 $3,702,438,330 $3,800,684,942
Capital Stock Share Transactions
Class S shares
Sold 222,392 665,393 13,194,902 22,059,718
Issued in connection with merger – – – –
Distributions reinvested 112,911 22,552 7,092,568 3,437,142
Redeemed (895,843) (827,618) (11,312,982) (21,031,089)
Total Class S share transactions (560,540) (139,673) 8,974,488 4,465,771
Class A shares
Sold – – 3,855,472 6,827,609
Distributions reinvested – – 7,729,212 3,839,221
Redeemed – – (8,672,524) (16,377,247)
Total Class A share transactions – – 2,912,160 (5,710,417)
(3) Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund Money Market Fund Multisector Bond Fund
(3)
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
$54,159,704 $76,021,875 $16,796,737 $30,004,124 $61,181,018 $124,490,939 $21,599,907 $36,999,014
119,990,027 219,847,521 12,348,717 29,281,418 31,609 38,824 (1,971,854) (7,567,136)
(252,633,875) 698,571,024 (26,628,420) 133,961,782 (46,733) 46,733 (2,576,563) 55,733,834
(78,484,144) 994,440,420 2,517,034 193,247,324 61,165,894 124,576,496 17,051,490 85,165,712
(148,475,021) (59,525,874) (11,293,586) (14,661,384) (45,264,670) (89,736,486) (18,076,027) (29,365,235)
(168,140,163) (83,228,434) (12,028,693) (16,372,909) (15,916,348) (34,754,453) (3,687,082) (7,782,792)
(316,615,184) (142,754,308) (23,322,279) (31,034,293) (61,181,018) (124,490,939) (21,763,109) (37,148,027)
(316,615,184) (142,754,308) (23,322,279) (31,034,293) (61,181,018) (124,490,939) (21,763,109) (37,148,027)
238,747,700 627,072,321 70,555,581 97,999,391 1,160,175,644 2,259,761,119 153,505,876 232,809,660
– – – – – – – 48,220,844
148,250,160 59,423,478 11,244,845 14,585,386 44,549,499 88,008,943 17,736,266 28,803,389
(174,170,151) (322,281,354) (65,336,861) (126,293,533) (963,447,303) (1,650,286,495) (133,884,993) (145,736,413)
212,827,709 364,214,445 16,463,565 (13,708,756) 241,277,840 697,483,567 37,357,149 164,097,480
76,054,911 130,319,609 21,042,315 29,855,979 274,375,553 527,558,298 4,189,068 6,925,967
167,364,845 82,920,789 11,891,444 16,190,355 15,575,024 34,041,892 3,375,604 7,125,709
(167,135,866) (291,233,399) (50,007,863) (109,131,392) (238,684,559) (436,115,397) (13,854,047) (31,859,363)
76,283,890 (77,993,001) (17,074,104) (63,085,058) 51,266,018 125,484,793 (6,289,375) (17,807,687)
289,111,599 286,221,444 (610,539) (76,793,814) 292,543,858 822,968,360 31,067,774 146,289,793
(105,987,729) 1,137,907,556 (21,415,784) 85,419,217 292,528,734 823,053,917 26,356,155 194,307,478
4,736,812,040 3,598,904,484 1,117,440,900 1,032,021,683 2,844,805,333 2,021,751,416 841,010,906 646,703,428
$4,630,824,311 $4,736,812,040 $1,096,025,116 $1,117,440,900 $3,137,334,067 $2,844,805,333 $867,367,061 $841,010,906
13,597,899 36,696,212 5,408,524 7,725,062 1,160,175,644 2,259,769,341 16,985,034 26,047,998
– – – – – – – 5,286,593
8,317,981 3,668,949 865,866 1,145,323 44,549,499 88,008,943 1,957,346 3,204,545
(9,971,735) (18,862,036) (4,993,024) (10,032,134) (963,447,302) (1,650,286,493) (14,896,620) (16,232,829)
11,944,145 21,503,125 1,281,366 (1,161,749) 241,277,841 697,491,791 4,045,760 18,306,307
4,390,144 7,720,605 1,617,216 2,368,973 274,375,553 527,558,298 462,820 773,468
9,488,085 5,174,979 918,507 1,276,633 15,575,024 34,041,892 372,519 793,905
(9,635,395) (17,231,695) (3,841,614) (8,689,267) (238,684,558) (436,123,619) (1,531,449) (3,566,368)
4,242,834 (4,336,111) (1,305,891) (5,043,661) 51,266,019 125,476,571 (696,110) (1,998,995)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Municipal Bond Fund
For the periods ended
4/30/2025 (unaudited) 10/31/2024
Operations
Net investment income/(loss) $20,673,622 $41,166,323
Net realized gains/(losses) (1,295,157) (9,237,861)
Change in net unrealized appreciation/(depreciation) (39,418,385) 118,416,002
Net Change in Net Assets Resulting From Operations (20,039,920) 150,344,464
Distributions to Shareholders
From income/realized gains Class S (7,567,308) (13,513,124)
From income/realized gains Class A (13,346,167) (28,424,023)
Total from income/realized gains (20,913,475) (41,937,147)
Total Distributions to Shareholders (20,913,475) (41,937,147)
Capital Stock Transactions
Class S
Sold 82,201,497 95,589,275
Distributions reinvested 7,131,919 12,727,181
Redeemed (50,568,474) (84,259,204)
Total Class S Capital Stock Transactions 38,764,942 24,057,252
Class A
Sold 14,196,927 21,964,306
Distributions reinvested 11,583,440 24,689,089
Redeemed (69,176,369) (143,145,378)
Total Class A Capital Stock Transactions (43,396,002) (96,491,983)
Capital Stock Transactions (4,631,060) (72,434,731)
Net Increase/(Decrease) in Net Assets (45,584,455) 35,972,586
Net Assets, Beginning of Period 1,207,072,627 1,171,100,041
Net Assets, End of Period $1,161,488,172 $1,207,072,627
Capital Stock Share Transactions
Class S shares
Sold 8,143,385 9,315,823
Distributions reinvested 701,722 1,240,063
Redeemed (5,004,285) (8,241,516)
Total Class S share transactions 3,840,822 2,314,370
Class A shares
Sold 1,406,070 2,141,262
Distributions reinvested 1,139,026 2,405,791
Redeemed (6,816,830) (13,989,976)
Total Class A share transactions (4,271,734) (9,442,923)
(4) Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Bond Fund
(4)
Small Cap Growth Fund Small Cap Stock Fund
4/30/2025 (unaudited) 10/31/2024 4/30/2025 (unaudited) 10/31/2024 4/30/2025 (unaudited) 10/31/2024
$25,927,423 $47,525,161 $(276,491) $(743,598) $7,703,975 $13,842,983
(396,744) (4,982,976) 8,338,854 13,942,030 8,553,259 127,207,801
10,403,863 59,530,849 (29,033,132) 43,518,488 (415,823,376) 611,489,078
35,934,542 102,073,034 (20,970,769) 56,716,920 (399,566,142) 752,539,862
(21,417,381) (39,509,522) – – (49,721,834) (10,110,574)
(4,458,476) (8,356,441) – – (13,068,474) (2,293,615)
(25,875,857) (47,865,963) – – (62,790,308) (12,404,189)
(25,875,857) (47,865,963) – – (62,790,308) (12,404,189)
156,707,318 327,921,345 30,095,935 67,115,383 436,103,276 1,192,604,153
21,292,866 39,211,480 – – 48,750,674 9,678,456
(371,541,868) (344,963,230) (57,085,131) (89,208,602) (551,919,052) (892,422,857)
(193,541,684) 22,169,595 (26,989,196) (22,093,219) (67,065,102) 309,859,752
28,197,859 42,383,190 – – 12,884,183 27,698,501
4,350,281 8,145,681 – – 12,928,005 2,268,186
(31,337,759) (73,179,352) – – (38,094,798) (75,806,731)
1,210,381 (22,650,481) – – (12,282,610) (45,840,044)
(192,331,303) (480,886) (26,989,196) (22,093,219) (79,347,712) 264,019,708
(182,272,618) 53,726,185 (47,959,965) 34,623,701 (541,704,162) 1,004,155,381
1,346,830,846 1,293,104,661 225,051,957 190,428,256 3,281,172,154 2,277,016,773
$1,164,558,228 $1,346,830,846 $177,091,992 $225,051,957 $2,739,467,992 $3,281,172,154
12,630,591 26,751,985 1,711,393 3,991,376 13,968,662 39,686,299
1,712,624 3,199,387 – – 1,446,356 324,998
(29,977,564) (28,260,140) (3,421,457) (5,274,632) (18,125,247) (29,797,328)
(15,634,349) 1,691,232 (1,710,064) (1,283,256) (2,710,229) 10,213,969
2,270,326 3,463,781 – – 559,928 1,250,540
349,743 664,774 – – 526,821 104,285
(2,524,883) (5,995,765) – – (1,679,984) (3,478,407)
95,186 (1,867,210) – – (593,235) (2,123,582)

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 23 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, nine equity Funds, six fixed-income Funds and one money market Fund. This report includes 22 of the Funds while Diversified Income Plus has a fiscal year end on a calendar-year basis and is presented under a separate shareholder report.
On February 28, 2025, the following fund name changes took effect:
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Mergers
— At a meeting held on August 1, 2024, shareholders of Multidimensional Income Fund (the “Target Fund”) approved the merger of the Target Fund into Multisector Bond (formerly Opportunity Income Plus) (the “Acquiring Fund”).  The merger occurred at the close of business on August 16, 2024. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the
Acquiring Fund's shares to the Target Fund's shareholders. The merger shares issued of the Acquiring Fund in the amount of 5,286,593.15 are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 16, 2024, the net assets of the Target Fund were comprised of the following:
At a meeting held on October 17, 2024, shareholders of Low Volatility Equity (the “Target Fund”) approved the merger of the Target Fund into Global Stock (the “Acquiring Fund”).  The merger occurred at the close of business on October 24, 2024. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the Acquiring Fund's shares to the Target Fund's shareholders. The merger shares issued of the Acquiring Fund in the amount of 750,442.957 are disclosed in the Statement of Changes in Net
Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of October 24, 2024, the net assets of the Target Fund were comprised of the following:
Original Fund Name Updated Fund Name
Balanced Income Plus Fund --> Dynamic Allocation Fund
International Allocation Fund --> International Equity Fund
Limited Maturity Bond Fund --> Short-Term Bond Fund
Opportunity Income Plus Fund -->
Multisector Bond Fund
Fund Description Net Assets as of August 16, 2024
Thrivent Multisector Bond Acquiring Fund $800,021,847
Thrivent Multidimensional Income Target Fund  $48,220,844
Thrivent Multisector Bond After Acquisition  $848,242,691
Target Fund
Unrealized
(Depreciation)
Undistributed Net
Investment (Loss)
Accumulated Net
Realized (Losses)
Capital
Stock
Thrivent Multidimensional
Income
$(1,106,847) $(139,596)       $(7,771,781)   $57,239,068
Fund Description Net Assets as of October 24, 2024
Thrivent Global Stock Acquiring Fund $2,108,780,551
Thrivent Low Volatility Equity      Target Fund  $22,836,969
Thrivent Global Stock After Acquisition  $2,131,617,520
Target Fund
Unrealized
Appreciation
Undistributed Net
Investment (Loss)
Accumulated Net
Realized Gains
Capital
Stock
Thrivent Low Volatility Equity  $1,998,661 $(153,902) $128,787   $20,863,423

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

In the event of a capital loss carryover, the Target Fund's capital loss carryover is carried over to the Acquiring Fund. The amount, if any, and applicable limitations are disclosed in Note (4) Tax Information.
Assuming the mergers had been completed on November 1, 2023, the Acquiring Funds' pro-forma results of operations for the year ended October 31, 2024 would be the following:
The financial statements reflect the operations of the Acquiring Funds for the period prior to the mergers and the combined Funds for the period subsequent to the mergers.  Because the combined Funds have been managed as a single Fund since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Multidimensional Income and Low Volatility Equity that have been included in the Acquiring Funds' Statement of Operations since the mergers were completed.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond and Short-Term Bond, which have a 12b-1 fee of 0.125%, and Money Market, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load.
Class S shares are offered at net asset value and have no annual
12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Mid Cap Growth, Mid Cap
Value, and Small Cap Growth offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class
A shares of Government Bond are closed to all purchases and
exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Money Market on the basis of amortized cost (which
approximates market value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review
Acquiring Fund
Net Change
in Unrealized
Appreciation/
(Depreciation) Net Investment Income
Net Gains/(Losses) on
Investments
Net Increase in Net
Assets from Operations
Thrivent Multisector Bond $58,575,709 $38,363,370 $(9,472,116) $87,466,963
Thrivent Global Stock  286,766,663 33,121,760   200,587,133 520,475,556

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private
Funds held by the Funds, if the NAV of the Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Dynamic Allocation Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily
Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Equity Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Multisector Bond Daily Monthly
Municipal Bond  Daily Monthly
Short-Term Bond Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended April 30, 2025, none of the Funds invested in options.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 30, 2025, Aggressive Allocation,
Dynamic Allocation, Government Bond, High Income Municipal
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Multisector
Bond used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the six months ended April 30, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, International Equity, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used equity futures to manage exposure to the equities markets.
During the six months ended April 30, 2025, Aggressive
Allocation, Dynamic Allocation, Global Stock, International Equity,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended April 30, 2025, Dynamic Allocation,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation, and Multisector Bond used
CDX Indices (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap
is a swap agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked
return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a
payment to the counterparty. The Funds may take a "long" or
"short" position with respect to the underlying referenced asset.
During the six months ended April 30, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, Moderately Aggressive Allocation,
Moderate Allocation, and Moderately Conservative Allocation used total rate of return swaps to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
(*) Net total return swap contracts amount represents the new amount receivable from the counterparty in the event of a default.
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Aggressive Allocation
Total Return swap 150,258 – 150,258 – – – 150,258
(*)
Dynamic Allocation
Total Return swap 7,816 – 7,816 – – – 7,816
(*)
Global Stock
Total Return swap 91,773 – 91,773 – – – 91,773
(*)
Moderate Allocation
Total Return swap 173,707 – 173,707 – – – 173,707
(*)
Moderately Aggressive
Allocation
Total Return swap 243,963 – 243,963 – – – 243,963
(*)
Moderately Conservative
Allocation
Total Return swap 31,265 – 31,265 – – – 31,265
(*)
Money Market
Repurchase Agreements 275,000,000 – 275,000,000 275,000,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 30, 2025, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 30, 2025, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and
Liabilities. As of April 30, 2025, the Funds had no unfunded bank loan commitments.
Private Equity Funds
— Typically, when a Fund invests in a
Private Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Fund. The capital commitment may be drawn by the general partner of the Private Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner. Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of April 30, 2025, private equity capital commitments were as follows:
Line of Credit
— Each Fund (with the exception of Money Market),
along with other portfolios managed by the investment adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by
State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 16, 2025 unless extended by mutual agreement of State Street Bank and Trust
Company and the Funds.  The Funds had no borrowings during
the six months ended April 30, 2025.
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $153,500,000 $106,753,493 30.45%
Moderate Allocation 155,000,000 106,810,641 31.09%
Moderately Aggressive
Allocation 190,500,000 132,416,328 30.49%
Moderately Conservative
Allocation 29,000,000 20,066,682 30.80%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

In-kind Redemptions
—  During the year ended October 31, 2024, Goldman Sachs Asset Management LP made an in-kind redemption
("in-kind redemption") of its shares of Large Cap Value (the "underlying fund"). The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities.  The underlying fund recognizes a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund.
These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Underlying
Fund
Underlying
Shares
Redeemed Date
In-kind
Amount
Realized
Gain/(Loss)
Large Cap Value  3,243,243.243 1/12/2024 $89,708,108 $71,795,706
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M
Over $1,500 to
$2,000M  Over $2,000M
International Equity 0.700% 0.650%  0.625%  0.600% 0.600%
Money Market 0.250% 0.250% 0.250% 0.200% 0.200%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Dynamic Allocation 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.625% 0.600% 0.600% 0.600%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Multisector Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Short-Term Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

Expense Reimbursements
— For the six months ended April 30,
2025, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the six months ended April 30, 2025, contractual expense reimbursements to limit expenses to the following percentages were in effect:
*Expense cap began on February 28, 2025
**Prior expense cap of 0.52% on Class S expired on February
27, 2025.
***Prior expense cap of 1.17% on Class A expired on February
27, 2025.
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, all Funds in the Trust except for
Money Market may invest in other Funds, Thrivent Cash Management
Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the
Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.  There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond and
Short-Term Bond, which have a 12b-1 fee of 0.125%, and Money
Market, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the six months ended
April 30, 2025, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $350,927 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 ($70,000 prior to January 1, 2024) plus
0.017% of the Fund's average daily net assets to Thrivent Asset Mgt.
These fees are accrued daily and paid monthly. For the six months ended April 30, 2025, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $4,013,867 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the six months ended April 30, 2025, Thrivent
Investor Services received $15,279,614 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent
Mutual Funds. Money Market is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $511,623 in fees from the Trust for the Funds covered in this shareholder report for the six months ended April 30, 2025. In addition, the Trust reimbursed independent Trustees for reasonable
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A Class S
Expiration
Date
Money Market 0.05% N/A 2/28/2026
Fund
Class A
Class S
Expiration
Date
Dynamic Allocation 0.97% 0.73%* 2/28/2026
Global Stock N/A 0.66% 2/28/2026
Government Bond 0.80% 0.50%** 2/28/2026
High Income Municipal
Bond N/A 0.60% 2/28/2026
International Equity 1.16%*** N/A 2/28/2026
Mid Cap Growth N/A 0.90% 2/28/2026
Mid Cap Value N/A 0.90% 2/28/2026
Municipal Bond N/A 0.51% 2/28/2026
Small Cap Growth N/A 0.95% 2/28/2026

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds and/or Private Equity Funds. Fees and expenses of those underlying funds are not included in those Funds'
expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.
The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust.  This contractual provision may be terminated upon the mutual agreement between the Independent
Trustees of the Trust and the Adviser.  For the six months ended April
30, 2025, the following expense reimbursements, as a percentage of net assets, were in effect:
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended April 30, 2025, none of the Funds borrowed cash through the Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update ("ASU")
2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"), management
evaluates the Funds’ business activities to determine the segment reporting needed for the Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic
280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Funds' CODMs.
Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds'
portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from
GAAP.  To the extent that these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 30, 2025, the tax basis balance has not yet been determined.
At October 31, 2024, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
Fund Class A Class S
Expiration
Date
Aggressive Allocation 0.17% 0.17% 2/28/2026
Moderate Allocation 0.20% 0.20% 2/28/2026
Moderately Aggressive
Allocation 0.23% 0.23% 2/28/2026
Moderately Conservative
Allocation 0.16% 0.16% 2/28/2026
Fund
Capital Loss
Carryover
Global Stock* $ 5,799,078
Government Bond* 12,055,643
High Income Municipal Bond 2,432,974
High Yield 110,099,490
Income 79,770,218
International Equity* 30,076,101
Mid Cap Growth 1,911,848
Multisector Bond* 80,743,216
Municipal Bond 74,346,997
Short-Term Bond 22,353,586
Small Cap Growth 20,920,878

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2025, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2025, the following Funds engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective Fund's net assets:
During the six months ended April 30, 2025, the following Funds engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective Fund's net assets:
(8) RELATED PARTY TRANSACTIONS
As of April 30, 2025, no Funds (other than the Thrivent Asset
Allocation Funds) held shares in excess of 5% of Thrivent Mutual
Funds.
As of April 30, 2025, retirement plans sponsored by Thrivent
Financial for Lutherans collectively held the following shares in excess of 5% of Thrivent Mutual Funds:
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $456,534 $366,078
Dynamic Allocation 61,509 78,648
Global Stock 518,646 568,239
Government Bond 643 323
High Income Municipal Bond 15,050 10,423
High Yield 99,141 113,352
Income 396,508 320,643
International Equity 269,299 329,861
Large Cap Growth 959,162 750,163
Large Cap Value 381,074 322,388
Mid Cap Growth 7,725 7,612
Mid Cap Stock 862,119 1,196,035
Mid Cap Value 8,728 21,024
Moderate Allocation 466,937 353,531
Moderately Aggressive Allocation 646,920 473,256
Moderately Conservative Allocation 103,359 87,133
Multisector Bond 162,971 155,676
Municipal Bond 146,981 149,016
Short-Term Bond 241,737 380,249
Small Cap Growth 111,377 137,802
Small Cap Stock 955,491 995,731
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $172,272 $171,969
Dynamic Allocation 56,217 51,912
Government Bond 81,469 75,543
Income 188,755 179,422
Moderate Allocation 421,405 428,714
Moderately Aggressive Allocation 257,895 263,199
Moderately Conservative Allocation 128,783 143,567
Multisector Bond 324,771 303,666
Short-Term Bond 212,861 257,244
Fund
Number of
Securities
Percent of Fund's
Net Assets
Aggressive Allocation 6 2.07%
Dynamic Allocation 2 0.00%
Fund
Number of
Securities
Percent of Fund's
Net Assets
High Yield 2 0.00%
Income 4 0.18%
Moderate Allocation 8 1.56%
Moderately Aggressive
Allocation 8 1.49%
Moderately Conservative
Allocation 7 1.01%
Multisector Bond 2 0.00%
Municipal Bond 1 0.07%
Short-Term Bond 1 0.00%
Fund Purchase Amount
Small Cap Growth 2,979,193
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation $1,920,448 $340,144
Global Stock 2,017,989 378,634

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

Aggressive Allocation 14,025,014 9.4%
Income 9,176,667 6.3%
Moderate Allocation 12,901,081 5.3%
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(9) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 30, 2025, the following Funds had portfolio concentration greater than 25% in certain sectors.
(11) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks associated with investing in the
Funds.  Refer to the prospectus for risks specific to each Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy,
Fund Shares
Percent
of Fund's
Outstanding
Shares
Fund Sector
% of Total
Net Assets
Government Bond Mortgage-Backed Securiites 37.0%
Government Bond U.S. Government & Agencies 31.1%
High Income Municipal
Bond Education 25.4%
Income Financials 35.9%
Large Cap Growth Information Technology 40.2%
Municipal Bond Transportation 27.4%
Short-Term Bond Financials 34.4%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences
for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total rate of return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High-Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated Funds or accounts) may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. The Fund is not a bank account and an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 20.12 $ 0.17 $ (0.69) $ (0.52) $ (0.32) $ (1.26)
Year Ended 10/31/2024 15.99 0.26 4.53 4.79 (0.25) (0.41)
Year Ended 10/31/2023 15.65 0.21 0.52 0.73 (0.13) (0.26)
Year Ended 10/31/2022 21.04 0.14 (3.54) (3.40) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Class A Shares
Period Ended 4/30/2025 (unaudited) 19.85 0.16 (0.68) (0.52) (0.29) (1.26)
Year Ended 10/31/2024 15.79 0.23 4.46 4.69 (0.22) (0.41)
Year Ended 10/31/2023 15.45 0.19 0.52 0.71 (0.11) (0.26)
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Dynamic Allocation Fund
(d)
Class S Shares
Period Ended 4/30/2025 (unaudited) 14.03 0.23 (0.12) 0.11 (0.23) (0.25)
Year Ended 10/31/2024 12.13 0.43 1.90 2.33 (0.43) –
Year Ended 10/31/2023 12.10 0.41 0.02 0.43 (0.40) –
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 14.07 0.22 (0.13) 0.09 (0.21) (0.25)
Year Ended 10/31/2024 12.17 0.40 1.90 2.30 (0.40) –
Year Ended 10/31/2023 12.13 0.38 0.02 0.40 (0.36) –
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.
All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.58) $ 18.02 (3.13)% $ 1,460.4 0.75% 1.87% 0.92% 1.70% 23%
(0.66) 20.12 30.60% 1,433.9 0.75% 1.41% 0.92% 1.24% 48%
(0.39) 15.99 4.76% 1,013.5 0.77% 1.28% 0.95% 1.10% 43%
(1.99) 15.65 (17.80)% 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.55) 17.78 (3.18)% 1,214.8 0.92% 1.72% 1.09% 1.55% 23%
(0.63) 19.85 30.33% 1,282.2 0.93% 1.27% 1.10% 1.10% 48%
(0.37) 15.79 4.63% 1,030.1 0.94% 1.14% 1.12% 0.96% 43%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(0.48) 13.66 0.75% 181.3 0.75% 3.35% 0.75% 3.35% 31%
(0.43) 14.03 19.36% 184.6 0.75% 3.14% 0.75% 3.14% 77%
(0.40) 12.13 3.46% 161.1 0.76% 3.23% 0.76% 3.23% 77%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(0.46) 13.70 0.63% 225.1 0.97% 3.13% 1.01% 3.09% 31%
(0.40) 14.07 19.04% 233.6 0.97% 2.93% 1.01% 2.89% 77%
(0.36) 12.17 3.28% 219.2 1.00% 2.99% 1.01% 2.98% 77%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Global Stock Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 29.99 $ 0.25 $ (0.10) $ 0.15 $ (0.51) $ (2.85)
Year Ended 10/31/2024 24.16 0.50 6.83 7.33 (0.52) (0.98)
Year Ended 10/31/2023 23.00 0.51 1.45 1.96 (0.30) (0.50)
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Class A Shares
Period Ended 4/30/2025 (unaudited) 29.48 0.20 (0.09) 0.11 (0.43) (2.85)
Year Ended 10/31/2024 23.77 0.44 6.69 7.13 (0.44) (0.98)
Year Ended 10/31/2023 22.64 0.43 1.42 1.85 (0.22) (0.50)
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Government Bond Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 8.77 0.17 0.09 0.26 (0.17) –
Year Ended 10/31/2024 8.27 0.34 0.50 0.84 (0.34) –
Year Ended 10/31/2023 8.64 0.28 (0.37) (0.09) (0.28) –
Year Ended 10/31/2022 10.08 0.18 (1.44) (1.26) (0.18) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Class A Shares
Period Ended 4/30/2025 (unaudited) 8.77 0.16 0.08 0.24 (0.16) –
Year Ended 10/31/2024 8.27 0.32 0.50 0.82 (0.32) –
Year Ended 10/31/2023 8.64 0.26 (0.37) (0.11) (0.26) –
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
High Income Municipal Bond Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 9.67 0.20 (0.36) (0.16) (0.20) –
Year Ended 10/31/2024 8.59 0.39 1.08 1.47 (0.39) –
Year Ended 10/31/2023 8.63 0.34 (0.04) 0.30 (0.34) –
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (3.36) $ 26.78 0.14% $ 504.5 0.64% 2.01% 0.64% 2.01% 30%
(1.50) 29.99 31.31% 507.1 0.64% 1.88% 0.64% 1.88% 58%
(0.80) 24.16 8.72% 371.6 0.66% 2.07% 0.66% 2.07% 62%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(3.28) 26.31 (0.02)% 1,509.8 0.95% 1.69% 0.95% 1.69% 30%
(1.42) 29.48 30.91% 1,590.3 0.95% 1.57% 0.95% 1.57% 58%
(0.72) 23.77 8.34% 1,327.5 0.98% 1.75% 0.98% 1.75% 62%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(0.17) 8.86 3.03% 38.8 0.51% 3.98% 1.09% 3.41% 199%
(0.34) 8.77 10.25% 32.3 0.52% 3.83% 0.92% 3.43% 379%
(0.28) 8.27 (1.21)% 79.1 0.53% 3.16% 0.70% 2.99% 230%
(0.18) 8.64 (12.60)% 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.16) 8.85 2.77% 1.8 0.80% 3.69% 1.51% 2.98% 199%
(0.32) 8.77 9.96% 1.9 0.78% 3.63% 1.49% 2.92% 379%
(0.26) 8.27 (1.43)% 2.1 0.75% 2.91% 1.21% 2.45% 230%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.20) 9.31 (1.71)% 48.5 0.60% 4.19% 1.13% 3.66% 22%
(0.39) 9.67 17.26% 45.5 0.60% 4.10% 1.19% 3.51% 75%
(0.34) 8.59 3.36% 34.9 0.60% 3.77% 1.22% 3.15% 72%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
High Yield Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 4.23 $ 0.13 $ (0.07) $ 0.06 $ (0.13) $ –
Year Ended 10/31/2024 3.94 0.26 0.29 0.55 (0.26) –
Year Ended 10/31/2023 3.98 0.23 (0.03) 0.20 (0.24) –
Year Ended 10/31/2022 4.68 0.22 (0.70) (0.48) (0.22) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 4.23 0.13 (0.07) 0.06 (0.13) –
Year Ended 10/31/2024 3.94 0.25 0.29 0.54 (0.25) –
Year Ended 10/31/2023 3.97 0.22 (0.02) 0.20 (0.23) –
Year Ended 10/31/2022 4.67 0.20 (0.69) (0.49) (0.21) –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Income Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 8.16 0.18 (0.03) 0.15 (0.18) –
Year Ended 10/31/2024 7.46 0.35 0.70 1.05 (0.35) –
Year Ended 10/31/2023 7.53 0.32 (0.07) 0.25 (0.32) –
Year Ended 10/31/2022 9.79 0.27 (2.09) (1.82) (0.28) (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Class A Shares
Period Ended 4/30/2025 (unaudited) 8.16 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2024 7.46 0.33 0.70 1.03 (0.33) –
Year Ended 10/31/2023 7.53 0.30 (0.08) 0.22 (0.29) –
Year Ended 10/31/2022 9.80 0.25 (2.11) (1.86) (0.25) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.13) $ 4.16 1.48% $ 313.9 0.53% 6.34% 0.53% 6.34% 16%
(0.26) 4.23 14.25% 313.5 0.54% 6.28% 0.54% 6.28% 54%
(0.24) 3.94 4.99% 339.6 0.54% 5.78% 0.54% 5.78% 28%
(0.22) 3.98 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.13) 4.16 1.34% 305.7 0.81% 6.06% 0.81% 6.06% 16%
(0.25) 4.23 13.95% 319.9 0.81% 6.01% 0.81% 6.01% 54%
(0.23) 3.94 4.97% 312.8 0.81% 5.51% 0.81% 5.51% 28%
(0.21) 3.97 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.18) 8.13 1.88% 960.0 0.47% 4.53% 0.47% 4.53% 43%
(0.35) 8.16 14.23% 889.7 0.47% 4.39% 0.47% 4.39% 45%
(0.32) 7.46 3.12% 659.6 0.47% 4.09% 0.47% 4.09% 48%
(0.44) 7.53 (19.20)% 622.3 0.46% 3.14% 0.46% 3.14% 39%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.17) 8.14 1.87% 224.2 0.75% 4.25% 0.75% 4.25% 43%
(0.33) 8.16 13.91% 229.9 0.76% 4.10% 0.76% 4.10% 45%
(0.29) 7.46 2.82% 215.6 0.77% 3.79% 0.77% 3.79% 48%
(0.41) 7.53 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
International Equity Fund
(d)
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 10.92 $ 0.13 $ 0.66 $ 0.79 $ (0.32) $ –
Year Ended 10/31/2024 9.18 0.25 1.80 2.05 (0.31) –
Year Ended 10/31/2023 8.36 0.27 0.74 1.01 (0.19) –
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 10.84 0.12 0.64 0.76 (0.27) –
Year Ended 10/31/2024 9.12 0.23 1.77 2.00 (0.28) –
Year Ended 10/31/2023 8.29 0.25 0.73 0.98 (0.15) –
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Large Cap Growth Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 21.95 (0.01) (0.87) (0.88) (0.02) (1.31)
Year Ended 10/31/2024 15.74 0.03 6.71 6.74 – (0.53)
Year Ended 10/31/2023 13.91 0.03 2.79 2.82 – (0.99)
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Class A Shares
Period Ended 4/30/2025 (unaudited) 18.51 – (0.74) (0.74) – (1.31)
Year Ended 10/31/2024 13.38 (0.01) 5.67 5.66 – (0.53)
Year Ended 10/31/2023 12.01 0.02 2.34 2.36 – (0.99)
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.
All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.32) $ 11.39 7.49% $ 716.9 0.81% 2.33% 0.81% 2.33% 37%
(0.31) 10.92 22.60% 668.2 0.80% 2.31% 0.80% 2.31% 89%
(0.19) 9.18 12.15% 588.4 0.80% 2.64% 0.81% 2.62% 92%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.27) 11.33 7.30% 107.8 1.17% 1.93% 1.32% 1.78% 37%
(0.28) 10.84 22.10% 106.6 1.17% 1.95% 1.31% 1.81% 89%
(0.15) 9.12 11.89% 98.5 1.16% 2.32% 1.34% 2.14% 92%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(1.33) 19.74 (4.73)% 2,703.7 0.75% 0.06% 0.75% 0.06% 23%
(0.53) 21.95 43.73% 2,610.7 0.74% 0.16% 0.74% 0.16% 44%
(0.99) 15.74 21.97% 1,751.7 0.76% 0.25% 0.76% 0.25% 52%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.31) 16.46 (4.87)% 513.0 1.00% (0.20)% 1.00% (0.20)% 23%
(0.53) 18.51 43.36% 543.5 1.01% (0.11)% 1.01% (0.11)% 44%
(0.99) 13.38 21.60% 382.7 1.06% (0.04)% 1.06% (0.04)% 52%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 31.82 $ 0.24 $ (1.07) $ (0.83) $ (0.47) $ (2.13)
Year Ended 10/31/2024 25.36 0.56 6.87 7.43 (0.47) (0.50)
Year Ended 10/31/2023 26.77 0.53 (0.32) 0.21 (0.47) (1.15)
Year Ended 10/31/2022 30.00 0.52 (1.52) (1.00) (0.36) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 31.48 0.18 (1.04) (0.86) (0.39) (2.13)
Year Ended 10/31/2024 25.10 0.52 6.75 7.27 (0.39) (0.50)
Year Ended 10/31/2023 26.51 0.47 (0.34) 0.13 (0.39) (1.15)
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Mid Cap Growth Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 14.73 (0.02) (1.08) (1.10) – –
Year Ended 10/31/2024 11.48 (0.04) 3.29 3.25 – –
Year Ended 10/31/2023 11.74 (0.03) (0.23) (0.26) – –
Year Ended 10/31/2022 17.34 (0.05) (5.05) (5.10) – (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
Year Ended 10/31/2020
(d)
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 37.40 0.13 (2.15) (2.02) (0.19) (1.34)
Year Ended 10/31/2024 29.59 0.24 8.07 8.31 (0.15) (0.35)
Year Ended 10/31/2023 31.71 0.13 (1.38) (1.25) (0.11) (0.76)
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021 28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Class A Shares
Period Ended 4/30/2025 (unaudited) 31.54 0.06 (1.78) (1.72) (0.12) (1.34)
Year Ended 10/31/2024 25.02 0.09 6.87 6.96 (0.09) (0.35)
Year Ended 10/31/2023 26.95 0.07 (1.19) (1.12) (0.05) (0.76)
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, February 28, 2020.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (2.60) $ 28.39 (2.96)% $ 2,189.1 0.57% 1.79% 0.57% 1.79% 13%
(0.97) 31.82 29.86% 2,210.6 0.56% 1.94% 0.56% 1.94% 29%
(1.62) 25.36 0.75% 1,640.0 0.56% 2.08% 0.56% 2.08% 21%
(2.23) 26.77 (3.61)% 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(2.52) 28.10 (3.10)% 300.2 0.84% 1.52% 0.84% 1.52% 13%
(0.89) 31.48 29.47% 315.6 0.84% 1.66% 0.84% 1.66% 29%
(1.54) 25.10 0.46% 267.9 0.85% 1.79% 0.85% 1.79% 21%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
– 13.63 (7.47)% 31.1 0.90% (0.30)% 1.60% (1.00)% 23%
– 14.73 28.31% 33.7 0.90% (0.31)% 1.64% (1.05)% 64%
– 11.48 (2.21)% 25.1 0.90% (0.36)% 1.82% (1.28)% 42%
(0.50) 11.74 (30.15)% 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(1.53) 33.85 (5.87)% 2,085.4 0.74% 0.63% 0.74% 0.63% 23%
(0.50) 37.40 28.27% 2,499.9 0.74% 0.58% 0.74% 0.58% 42%
(0.87) 29.59 (4.05)% 2,274.6 0.75% 0.50% 0.75% 0.50% 32%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(1.46) 28.36 (5.97)% 1,302.6 0.96% 0.40% 0.96% 0.40% 23%
(0.44) 31.54 28.01% 1,459.0 0.96% 0.35% 0.96% 0.35% 42%
(0.81) 25.02 (4.28)% 1,235.3 0.97% 0.28% 0.97% 0.28% 32%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Value Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 18.18 $ 0.15 $ (1.66) $ (1.51) $ (0.22) $ (0.92)
Year Ended 10/31/2024 14.29 0.24 3.81 4.05 (0.16) –
Year Ended 10/31/2023 15.09 0.20 (0.55) (0.35) (0.13) (0.32)
Year Ended 10/31/2022 16.16 0.14 (0.55) (0.41) (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(d)
10.00 0.05 0.15 0.20 – –
Moderate Allocation Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 16.43 0.20 (0.37) (0.17) (0.25) (0.78)
Year Ended 10/31/2024 13.56 0.35 3.02 3.37 (0.36) (0.14)
Year Ended 10/31/2023 13.26 0.29 0.30 0.59 (0.29) –
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Class A Shares
Period Ended 4/30/2025 (unaudited) 16.38 0.18 (0.38) (0.20) (0.23) (0.78)
Year Ended 10/31/2024 13.52 0.31 3.02 3.33 (0.33) (0.14)
Year Ended 10/31/2023 13.22 0.26 0.30 0.56 (0.26) –
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Moderately Aggressive Allocation Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 18.22 0.20 (0.44) (0.24) (0.37) (0.84)
Year Ended 10/31/2024 14.82 0.31 3.69 4.00 (0.29) (0.31)
Year Ended 10/31/2023 14.61 0.25 0.42 0.67 (0.18) (0.28)
Year Ended 10/31/2022 18.97 0.18 (3.27) (3.09) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Class A Shares
Period Ended 4/30/2025 (unaudited) 18.00 0.18 (0.42) (0.24) (0.34) (0.84)
Year Ended 10/31/2024 14.65 0.28 3.64 3.92 (0.26) (0.31)
Year Ended 10/31/2023 14.45 0.22 0.41 0.63 (0.15) (0.28)
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, February 28, 2020.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.14) $ 15.53 (9.05)% $ 25.2 0.90% 1.45% 1.61% 0.74% 29%
(0.16) 18.18 28.45% 39.7 0.90% 1.37% 1.42% 0.85% 61%
(0.45) 14.29 (2.40)% 33.2 0.90% 1.42% 1.56% 0.76% 43%
(0.66) 15.09 (2.70)% 19.8 0.90% 1.07% 2.04% (0.07)% 31%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%
(1.03) 15.23 (1.27)% 1,794.7 0.54% 2.54% 0.74% 2.34% 24%
(0.50) 16.43 25.17% 1,789.3 0.54% 2.23% 0.74% 2.02% 50%
(0.29) 13.56 4.42% 1,416.0 0.56% 2.10% 0.75% 1.91% 41%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(1.01) 15.17 (1.45)% 1,907.7 0.77% 2.32% 0.97% 2.12% 24%
(0.47) 16.38 24.90% 2,011.4 0.77% 2.01% 0.97% 1.81% 50%
(0.26) 13.52 4.19% 1,737.4 0.79% 1.88% 0.98% 1.69% 41%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(1.21) 16.77 (1.60)% 2,199.8 0.57% 2.39% 0.80% 2.16% 18%
(0.60) 18.22 27.53% 2,172.6 0.57% 1.81% 0.81% 1.58% 38%
(0.46) 14.82 4.68% 1,448.5 0.60% 1.63% 0.83% 1.39% 34%
(1.27) 14.61 (17.47)% 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(1.18) 16.58 (1.66)% 2,431.1 0.79% 2.18% 1.02% 1.95% 18%
(0.57) 18.00 27.26% 2,564.2 0.79% 1.67% 1.02% 1.44% 38%
(0.43) 14.65 4.43% 2,150.4 0.80% 1.45% 1.03% 1.22% 34%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Conservative Allocation Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 13.12 $ 0.21 $ (0.18) $ 0.03 $ (0.24) $ (0.04)
Year Ended 10/31/2024 11.29 0.36 1.84 2.20 (0.37) –
Year Ended 10/31/2023 11.27 0.32 0.01 0.33 (0.31) –
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Class A Shares
Period Ended 4/30/2025 (unaudited) 13.07 0.19 (0.17) 0.02 (0.23) (0.04)
Year Ended 10/31/2024 11.25 0.33 1.83 2.16 (0.34) –
Year Ended 10/31/2023 11.23 0.29 0.01 0.30 (0.28) –
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Money Market Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.28) $ 12.87 0.25% $ 525.3 0.57% 3.17% 0.73% 3.01% 24%
(0.37) 13.12 19.64% 518.6 0.57% 2.84% 0.73% 2.68% 54%
(0.31) 11.29 2.88% 459.6 0.58% 2.67% 0.73% 2.53% 49%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.27) 12.82 0.12% 570.7 0.81% 2.93% 0.97% 2.77% 24%
(0.34) 13.07 19.33% 598.8 0.81% 2.61% 0.97% 2.45% 54%
(0.28) 11.25 2.63% 572.4 0.82% 2.43% 0.97% 2.29% 49%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.02) 1.00 2.07% 2,343.9 0.33% 4.14% 0.33% 4.14% N/A
(0.05) 1.00 5.14% 2,102.7 0.33% 5.02% 0.33% 5.02% N/A
(0.04) 1.00 4.56% 1,405.1 0.37% 4.63% 0.37% 4.63% N/A
(0.01) 1.00 0.67% 536.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 2.08% 793.4 0.32% 4.15% 0.37% 4.10% N/A
(0.05) 1.00 5.15% 742.1 0.33% 5.03% 0.38% 4.98% N/A
(0.04) 1.00 4.55% 616.6 0.39% 4.52% 0.44% 4.47% N/A
(0.01) 1.00 0.61% 409.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
O
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Multisector Bond Fund
(d)
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 9.07 $ 0.22 $ (0.04) $ 0.18 $ (0.23) $ –
Year Ended 10/31/2024 8.46 0.45 0.61 1.06 (0.45) –
Year Ended 10/31/2023 8.57 0.43 (0.11) 0.32 (0.43) –
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 9.07 0.21 (0.04) 0.17 (0.22) –
Year Ended 10/31/2024 8.46 0.42 0.61 1.03 (0.42) –
Year Ended 10/31/2023 8.57 0.40 (0.10) 0.30 (0.41) –
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Municipal Bond Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 10.26 0.18 (0.34) (0.16) (0.19) –
Year Ended 10/31/2024 9.38 0.36 0.89 1.25 (0.37) –
Year Ended 10/31/2023 9.58 0.33 (0.19) 0.14 (0.34) –
Year Ended 10/31/2022 11.51 0.30 (1.91) (1.61) (0.32) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 10.26 0.17 (0.35) (0.18) (0.17) –
Year Ended 10/31/2024 9.38 0.33 0.89 1.22 (0.34) –
Year Ended 10/31/2023 9.58 0.30 (0.18) 0.12 (0.32) –
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.
All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.23) $ 9.02 1.96% $ 715.3 0.63% 5.01% 0.63% 5.01% 54%
(0.45) 9.07 12.67% 681.9 0.63% 4.97% 0.63% 4.97% 107%
(0.43) 8.46 3.68% 481.4 0.64% 4.88% 0.64% 4.88% 81%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.22) 9.02 1.83% 152.1 0.88% 4.76% 0.88% 4.76% 54%
(0.42) 9.07 12.39% 159.1 0.89% 4.71% 0.89% 4.71% 107%
(0.41) 8.46 3.42% 165.3 0.90% 4.62% 0.90% 4.62% 81%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.19) 9.91 (1.62)% 421.9 0.51% 3.67% 0.58% 3.60% 12%
(0.37) 10.26 13.36% 397.4 0.51% 3.52% 0.57% 3.46% 28%
(0.34) 9.38 1.32% 341.8 0.52% 3.29% 0.56% 3.26% 37%
(0.32) 9.58 (14.22)% 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.17) 9.91 (1.75)% 739.6 0.77% 3.41% 0.77% 3.41% 12%
(0.34) 10.26 13.07% 809.7 0.76% 3.27% 0.76% 3.27% 28%
(0.32) 9.38 1.08% 829.3 0.76% 3.06% 0.76% 3.06% 37%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Short-Term Bond Fund
(d)
Class S Shares
Period Ended 4/30/2025 (unaudited) $ 12.38 $ 0.25 $ 0.11 $ 0.36 $ (0.25) $ –
Year Ended 10/31/2024 11.87 0.46 0.51 0.97 (0.46) –
Year Ended 10/31/2023 11.65 0.35 0.23 0.58 (0.36) –
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Class A Shares
Period Ended 4/30/2025 (unaudited) 12.38 0.24 0.11 0.35 (0.24) –
Year Ended 10/31/2024 11.87 0.44 0.51 0.95 (0.44) –
Year Ended 10/31/2023 11.66 0.34 0.21 0.55 (0.34) –
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Small Cap Growth Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 17.78 (0.03) (1.57) (1.60) – –
Year Ended 10/31/2024 13.66 (0.06) 4.18 4.12 – –
Year Ended 10/31/2023 15.36 – (1.70) (1.70) – –
Year Ended 10/31/2022 20.48 (0.09) (4.57) (4.66) – (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Small Cap Stock Fund
Class S Shares
Period Ended 4/30/2025 (unaudited) 32.54 0.08 (3.95) (3.87) (0.17) (0.43)
Year Ended 10/31/2024 24.70 0.15 7.83 7.98 (0.14) –
Year Ended 10/31/2023 29.22 0.15 (2.14) (1.99) (0.11) (2.42)
Year Ended 10/31/2022 35.75 0.09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021 23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020 24.44 0.13 0.55 0.68 (0.11) (1.98)
Class A Shares
Period Ended 4/30/2025 (unaudited) 23.72 0.02 (2.84) (2.82) (0.13) (0.43)
Year Ended 10/31/2024 18.04 0.03 5.74 5.77 (0.09) –
Year Ended 10/31/2023 22.04 0.11 (1.62) (1.51) (0.07) (2.42)
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund .
All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.25) $ 12.49 2.95% $ 933.2 0.44% 4.09% 0.44% 4.09% 36%
(0.46) 12.38 8.26% 1,118.6 0.43% 3.72% 0.43% 3.72% 64%
(0.36) 11.87 5.01% 1,052.2 0.43% 2.98% 0.43% 2.98% 53%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.24) 12.49 2.87% 231.4 0.58% 3.95% 0.58% 3.95% 36%
(0.44) 12.38 8.10% 228.2 0.59% 3.56% 0.59% 3.56% 64%
(0.34) 11.87 4.76% 240.9 0.58% 2.82% 0.58% 2.82% 53%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
– 16.18 (9.00)% 177.1 0.95% (0.25)% 1.09% (0.40)% 52%
– 17.78 30.16% 225.1 0.95% (0.32)% 1.09% (0.46)% 67%
– 13.66 (11.07)% 190.4 0.95% (0.19)% 1.14% (0.38)% 64%
(0.46) 15.36 (23.18)% 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.60) 28.07 (12.20)% 2,270.5 0.78% 0.52% 0.78% 0.52% 31%
(0.14) 32.54 32.34% 2,720.2 0.78% 0.51% 0.78% 0.51% 54%
(2.53) 24.70 (7.29)% 1,812.2 0.81% 0.60% 0.81% 0.60% 48%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(0.56) 20.34 (12.30)% 469.0 1.00% 0.31% 1.00% 0.31% 31%
(0.09) 23.72 32.04% 561.0 1.01% 0.30% 1.01% 0.30% 54%
(2.49) 18.04 (7.53)% 464.9 1.04% 0.39% 1.04% 0.39% 48%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%

Change in and Disagreement with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory
Contract
None during the reporting period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2025                                                      Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2025                                                      By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  June 26, 2025                                                      By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)